PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 42.6%

Basic Materials - 0.6%

DowDuPont Inc 4.725% due 11/15/28	$1,500,000	$1,621,417
Syngenta Finance NV (Switzerland) 5.182% due 04/24/28 ~	1,650,000	1,679,928

		3,301,345

Communications - 3.0%

Amazon.com Inc 4.250% due 08/22/57	1,500,000	1,619,245
AT&T Inc 5.250% due 03/01/37	3,250,000	3,430,486
Charter Communications Operating LLC 5.750% due 04/01/48	1,500,000	1,572,629
Fox Corp 4.709% due 01/25/29 ~	1,900,000	2,036,030
5.576% due 01/25/49 ~	1,200,000	1,359,952
Sprint Communications Inc 6.000% due 11/15/22	2,000,000	2,020,600
Sprint Corp 7.250% due 09/15/21	3,000,000	3,157,500
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	1,825,000	1,829,015

		17,025,457

Consumer, Cyclical - 6.5%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,474,967	2,527,931
Alimentation Couche-Tard Inc (Canada) 4.500% due 07/26/47 ~	1,500,000	1,411,136
American Airlines Pass-Through Trust ‘AA’ 3.575% due 07/15/29	2,201,558	2,218,705
3.600% due 03/22/29	1,630,051	1,637,550
American Airlines Pass-Through Trust ‘B’ 4.375% due 04/01/24	658,144	662,323
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	1,530,926	1,598,823
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,496,892	1,524,959
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	339,480	347,628
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	1,500,000	1,558,125
Ford Motor Credit Co LLC 5.584% due 03/18/24	900,000	913,378
General Motors Co 5.000% due 10/01/28	3,000,000	2,997,809
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,086,274	1,080,843
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	1,500,000	1,548,750
Lennar Corp 6.250% due 12/15/21	2,000,000	2,112,500
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	1,000,000	991,550
Nordstrom Inc 5.000% due 01/15/44	1,500,000	1,360,571
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	1,973,750
Target Corp 3.375% due 04/15/29	3,000,000	3,044,905
Tesla Inc 5.300% due 08/15/25 ~	1,500,000	1,305,000

	Principal Amount	Value
United Airlines Pass-Through Trust ‘B’ 3.650% due 04/07/27	$1,097,222	$1,084,523
4.750% due 10/11/23	2,038,945	2,073,607
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	1,500,000	1,557,166
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,306,719	1,366,176

		36,897,708

Consumer, Non-Cyclical - 5.5%

Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	7,500,000	8,137,125
BAT Capital Corp (United Kingdom) 4.390% due 08/15/37	1,500,000	1,356,887
Bausch Health Cos Inc 6.500% due 03/15/22 ~	1,000,000	1,036,250
CHS/Community Health Systems Inc 5.125% due 08/01/21	1,500,000	1,482,150
Cigna Corp 4.375% due 10/15/28 ~	3,650,000	3,786,582
Conagra Brands Inc 5.300% due 11/01/38	750,000	763,428
Eli Lilly & Co 3.375% due 03/15/29	1,000,000	1,028,051
4.150% due 03/15/59	900,000	931,200
General Mills Inc 2.600% due 10/12/22	2,000,000	1,978,326
GlaxoSmithKline Capital PLC (United Kingdom) 3.000% due 06/01/24	3,000,000	3,019,979
Mars Inc 3.875% due 04/01/39 ~	1,650,000	1,666,234
MEDNAX Inc 5.250% due 12/01/23 ~	1,000,000	1,015,000
Pfizer Inc 3.450% due 03/15/29	750,000	770,876
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23 ~	1,950,000	2,051,272
Teva Pharmaceutical Finance Netherlands III BV (Israel) 2.200% due 07/21/21	500,000	476,965
Verisk Analytics Inc 4.125% due 03/15/29	1,780,000	1,830,449

		31,330,774

Energy - 4.2%

Andeavor Logistics LP 5.200% due 12/01/47	600,000	603,008
5.250% due 01/15/25	2,500,000	2,598,449
6.875% due 02/15/23	750,000	754,189
Concho Resources Inc 4.300% due 08/15/28	1,400,000	1,446,609
Diamondback Energy Inc 5.375% due 05/31/25	3,500,000	3,661,875
Energy Transfer Operating LP
4.200% due 04/15/27	1,000,000	1,006,227
4.750% due 01/15/26	3,000,000	3,137,776
EQM Midstream Partners LP 6.500% due 07/15/48	2,000,000	2,025,274
EQT Corp 3.900% due 10/01/27	1,000,000	936,609
Kinder Morgan Energy Partners LP
4.300% due 05/01/24	3,000,000	3,136,783
5.000% due 08/15/42	2,150,000	2,157,939
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	1,241,310
Southwestern Energy Co 6.200% due 01/23/25	1,250,000	1,234,375

		23,940,423

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Financial - 15.6%

Ares Capital Corp 4.250% due 03/01/25	$750,000	$733,151
Bank of America Corp
4.183% due 11/25/27	2,500,000	2,544,875
4.200% due 08/26/24	2,000,000	2,072,315
4.250% due 10/22/26	6,000,000	6,174,728
Boston Properties LP REIT 2.750% due 10/01/26	1,000,000	949,177
Citigroup Inc 4.400% due 06/10/25	5,250,000	5,443,710
4.600% due 03/09/26	2,400,000	2,511,179
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	1,250,000	1,252,363
Duke Realty LP REIT 3.250% due 06/30/26	1,000,000	987,125
3.750% due 12/01/24	2,000,000	2,044,224
Essex Portfolio LP REIT 4.000% due 03/01/29	2,500,000	2,563,072
GLP Capital LP REIT 5.250% due 06/01/25	3,500,000	3,675,490
Healthcare Realty Trust Inc REIT 3.625% due 01/15/28	750,000	729,074
Hudson Pacific Properties LP REIT 3.950% due 11/01/27	500,000	486,490
JPMorgan Chase & Co 3.960% due 01/29/27	1,000,000	1,035,180
4.125% due 12/15/26	5,500,000	5,687,150
Liberty Property LP REIT 4.375% due 02/01/29	600,000	626,817
MassMutual Global Funding II 3.400% due 03/08/26 ~	2,000,000	2,034,996
Mid-America Apartments LP REIT 3.950% due 03/15/29	4,500,000	4,585,915
Mitsubishi UFJ Financial Group Inc (Japan) 3.407% due 03/07/24	3,250,000	3,296,851
Morgan Stanley 4.431% due 01/23/30	2,000,000	2,112,759
5.000% due 11/24/25	7,000,000	7,514,697
Nuveen LLC 4.000% due 11/01/28 ~	1,100,000	1,175,577
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,000,000	2,053,034
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,067,605
The Goldman Sachs Group Inc 3.500% due 11/16/26	7,000,000	6,918,855
The Howard Hughes Corp 5.375% due 03/15/25 ~	1,750,000	1,750,000
The PNC Financial Services Group Inc 3.500% due 01/23/24	2,400,000	2,467,092
UDR Inc REIT 2.950% due 09/01/26	1,500,000	1,438,003
Ventas Realty LP REIT 3.500% due 02/01/25	3,500,000	3,506,117
Wells Fargo & Co 4.100% due 06/03/26	2,500,000	2,560,189
4.400% due 06/14/46	2,500,000	2,500,137
Weyerhaeuser Co REIT 4.000% due 11/15/29	2,600,000	2,680,751

		88,178,698

Industrial - 2.1%

Allegion US Holding Co Inc 3.550% due 10/01/27	1,814,000	1,727,167
Ardagh Packaging Finance PLC (Ireland) 7.250% due 05/15/24 ~	1,900,000	2,008,680

	Principal Amount	Value
Masco Corp 7.750% due 08/01/29	$950,000	$1,155,580
Norbord Inc (Canada) 6.250% due 04/15/23 ~	1,000,000	1,028,750
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,543,125
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,250,000	1,284,250
Penske Truck Leasing Co LP 4.450% due 01/29/26 ~	1,500,000	1,535,018
TransDigm Inc 6.250% due 03/15/26 ~	1,500,000	1,560,000

		11,842,570

Technology - 1.3%

Apple Inc 3.750% due 09/12/47	1,000,000	998,083
Broadcom Inc 4.250% due 04/15/26	3,000,000	2,977,830
Dell International LLC 4.900% due 10/01/26 ~	1,000,000	1,019,901
KLA-Tencor Corp 4.100% due 03/15/29	850,000	870,661
Lam Research Corp 3.750% due 03/15/26	1,500,000	1,530,000

		7,396,475

Utilities - 3.8%

Duke Energy Progress LLC 3.450% due 03/15/29	1,250,000	1,282,536
Edison International 4.125% due 03/15/28	1,000,000	945,783
Electricite de France SA (France) 4.500% due 09/21/28 ~	2,000,000	2,066,519
Exelon Corp 5.100% due 06/15/45	1,000,000	1,119,638
FirstEnergy Corp 4.850% due 07/15/47	1,250,000	1,344,900
IPALCO Enterprises Inc 3.700% due 09/01/24	1,750,000	1,763,505
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	2,300,000	2,398,166
Metropolitan Edison Co 4.300% due 01/15/29 ~	3,350,000	3,512,715
MidAmerican Energy Co 4.250% due 07/15/49	950,000	1,013,026
Nevada Power Co 3.700% due 05/01/29	3,000,000	3,106,047
Northern States Power Co 4.200% due 09/01/48	1,450,000	1,492,144
Public Service Co of Colorado 4.050% due 09/15/49	500,000	523,954
Talen Energy Supply LLC 6.500% due 06/01/25	750,000	663,750

		21,232,683

Total Corporate Bonds & Notes (Cost $237,651,633)		241,146,133

SENIOR LOAN NOTES - 15.2%

Communications - 1.3%

Level 3 Financing Inc Term B 4.736% (USD LIBOR + 2.250%) due 02/22/24 §	3,000,000	2,970,000
Sprint Communications Inc Term B
5.000% (USD LIBOR + 2.500%) due 02/02/24 §	1,960,000	1,904,875
5.500% (USD LIBOR + 3.000%) due 02/02/24 §	2,496,250	2,451,005

		7,325,880

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 4.4%

Bass Pro Group LLC Term B 7.499% (USD LIBOR + 5.000%) due 09/25/24 §	$1,488,684	$1,458,901
Caesars Resort Collection LLC Term B 5.249% (USD LIBOR + 2.750%) due 12/22/24 §	2,493,687	2,469,196
ClubCorp Holdings Inc Term B 5.351% (USD LIBOR + 2.750%) due 09/18/24 §	1,468,902	1,393,988
Golden Nugget Inc Term B 5.242% (USD LIBOR + 2.750%) due 10/04/23 §	3,886,357	3,852,352
Hilton Worldwide Finance LLC Term B2 4.236% (USD LIBOR + 1.750%) due 10/25/23 §	4,364,134	4,355,171
Marriott Ownership Resorts Inc Term B 4.749% (USD LIBOR + 2.250%) due 08/29/25 §	3,495,000	3,481,894
New Red Finance Term B3 (Canada) 4.749% (USD LIBOR + 2.250%) due 02/16/24 §	3,705,741	3,647,838
SeaWorld Parks & Entertainment Inc Term B5 5.499% (USD LIBOR + 3.000%) due 03/31/24 §	4,464,842	4,446,706

		25,106,046

Consumer, Non-Cyclical - 1.9%

Albertsons LLC Term B7 5.499% (USD LIBOR + 3.000%) due 11/17/25 §	3,703,813	3,663,300
US Foods Inc Term B 4.499% (USD LIBOR + 2.000%) due 06/27/23 §	4,429,968	4,377,916
Valeant Pharmaceuticals International Inc Term B (Canada) 5.481% (USD LIBOR + 3.000%) due 06/02/25 §	2,849,860	2,832,567

		10,873,783

Financial - 1.2%

Hub International Ltd Term B 5.515% (USD LIBOR + 2.750%) due 04/25/25 §	1,989,987	1,927,593
Realogy Group LLC Term B 4.732% (USD LIBOR + 2.250%) due 02/08/25 §	568,616	553,690
USI Inc 5.601% (USD LIBOR + 3.000%) due 05/16/24 §	4,457,437	4,318,142

		6,799,425

Industrial - 4.1%

Advanced Disposal Services Inc Term B3 4.660% (USD LIBOR + 2.250%) due 11/10/23 §	3,439,878	3,425,633
Avolon SARL Term B3 (Ireland) 4.488% (USD LIBOR + 2.000%) due 01/15/25 §	1,989,859	1,977,084
Berry Global Inc Term Q 4.610% (USD LIBOR + 2.000%) due 10/01/22 §	2,000,000	1,990,874
Flex Acquisition Co Inc 5.626% (USD LIBOR + 3.000%) due 12/29/23 §	2,482,500	2,411,903
GFL Environmental Inc Term B (Canada) 5.499% (USD LIBOR + 3.000%) due 05/30/25 §	3,241,222	3,148,037

	Principal Amount	Value
Proampac PG Borrower LLC 6.141% (USD LIBOR + 3.500%) due 11/18/23 §	$2,449,875	$2,368,723
Reynolds Group Holdings Inc 5.249% (USD LIBOR + 2.750%) due 02/05/23 §	4,050,770	4,008,456
TransDigm Inc Term E
4.999% (USD LIBOR + 2.500%) due 05/30/25 §	961,608	938,018
Term F
4.999% (USD LIBOR + 2.500%) due 06/09/23 §	2,920,475	2,856,134

		23,124,862

Technology - 0.9%

Tempo Acquisition LLC 5.499% (USD LIBOR + 3.000%) due 05/01/24 §	1,486,168	1,474,093
Vertafore Inc 5.749% (USD LIBOR + 3.250%) due 07/02/25 §	3,491,250	3,436,263

		4,910,356

Utilities - 1.4%

Talen Energy Supply LLC Term B1 6.500% (USD LIBOR + 4.000%) due 07/15/23 §	3,968,778	3,940,500
TEX Operations Co LLC Term B 4.499% (USD LIBOR + 2.000%) due 08/04/23 §	4,186,293	4,146,524

		8,087,024

Total Senior Loan Notes (Cost $87,138,472)		86,227,376

MORTGAGE-BACKED SECURITIES - 1.5%

Fannie Mae - 0.8%

2.500% due 04/01/34	4,500,000	4,474,013

Freddie Mac - 0.7%

2.500% due 04/01/34	4,000,000	3,979,688

Total Mortgage-Backed Securities (Cost $8,372,500)		8,453,701

ASSET-BACKED SECURITIES - 20.3%

Ally Auto Receivables Trust 2.010% due 03/15/22	2,000,000	1,981,376
American Express Credit Account Master Trust 1.930% due 09/15/22	1,000,000	994,029
AmeriCredit Automobile Receivables Trust 2.240% due 06/19/23	650,000	645,353
2.400% due 05/18/22	900,000	895,891
2.690% due 06/19/23	700,000	698,502
2.710% due 08/18/22	750,000	748,343
2.930% due 06/20/22	3,500,000	3,504,582
2.970% due 11/20/23	1,850,000	1,861,365
3.130% due 02/18/25	950,000	958,231
3.360% due 02/18/25	1,000,000	1,010,315
Apidos CLO XXX (Cayman) 4.020% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,000,000	1,975,091
Buttermilk Park CLO Ltd (Cayman) 3.887% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	842,210

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Capital Auto Receivables Asset Trust 2.110% due 03/22/21	$400,000	$397,935
3.090% due 08/22/22 ~	900,000	903,346
Carlyle Global Market Strategies CLO Ltd (Cayman) 4.761% (USD LIBOR + 2.000%) due 04/20/27 § ~	1,550,000	1,549,486
CIFC Funding Ltd CLO (Cayman)
3.631% (USD LIBOR + 0.870%) due 04/19/29 § ~	2,000,000	1,984,087
4.411% (USD LIBOR + 1.650%) due 04/19/29 § ~	1,250,000	1,192,188
Citibank Credit Card Issuance Trust
1.800% due 09/20/21	2,000,000	1,992,198
3.259% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	1,983,807
Dryden 33 Senior Loan Fund CLO (Cayman) 4.537% (USD LIBOR + 1.750%) due 04/15/29 § ~	1,000,000	1,001,490
Dryden 55 CLO Ltd (Cayman) 4.687% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	965,048
Dryden 58 CLO Ltd (Cayman)
4.273% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	981,573
4.573% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	951,034
Dryden 61 Clo Ltd (Cayman)
4.087% (USD LIBOR + 1.650%) due 01/17/32 § ~	1,250,000	1,239,161
4.487% (USD LIBOR + 2.050%) due 01/17/32 § ~	1,250,000	1,208,102
Dryden 64 CLO Ltd (Cayman) 4.180% (USD LIBOR + 1.400%) due 04/18/31	800,000	785,600
Dryden 75 CLO Ltd (Cayman)
4.335% (USD LIBOR + 1.800%) due 01/15/29 § ~	1,000,000	992,672
4.985% (USD LIBOR + 2.450%) due 01/15/29 § ~	1,000,000	992,624
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	394,469
2.350% due 04/15/23	1,500,000	1,487,554
2.780% due 02/15/22	4,000,000	4,004,142
3.020% due 10/15/24	2,940,000	2,962,491
3.190% due 07/15/31 ~	3,000,000	3,007,468
Madison Park Funding XXIX CLO Ltd (Cayman) 4.530% (USD LIBOR + 1.750%) due 10/18/30 § ~	1,750,000	1,745,210
Madison Park Funding XXVIII CLO Ltd (Cayman) 4.284% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,389,985
4.534% (USD LIBOR + 1.850%) due 07/15/30 § ~	600,000	583,847
Navient Student Loan Trust 2.816% (USD LIBOR + 0.330%) due 12/27/67 § ~	1,600,000	1,600,431
2.887% (USD LIBOR + 0.400%) due 12/15/59 § ~	2,000,000	2,002,500
3.206% (USD LIBOR + 0.720%) due 03/25/67 § ~	1,000,000	990,560
3.390% due 12/15/59 ~	3,000,000	3,003,570
Nelnet Student Loan Trust 2.806% (USD LIBOR + 0.320%) due 05/25/66 § ~	2,806,497	2,807,192
OCP CLO Ltd (Cayman) 3.585% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,000,000	994,470

	Principal Amount	Value
Octagon Investment Partners 25 Ltd CLO (Cayman) 3.961% (USD LIBOR + 1.200%) due 10/20/26 § ~	$1,000,000	$982,540
OneMain Financial Issuance Trust 2.370% due 09/14/32 ~	2,400,000	2,381,972
Regatta XIV Funding Ltd (Cayman) 3.961% (USD LIBOR + 1.190%) due 10/25/31 §	1,700,000	1,679,973
Santander Drive Auto Receivables Trust 2.630% due 07/15/22	1,150,000	1,148,635
2.660% due 11/15/21	433,049	432,870
2.960% due 03/15/24	900,000	900,975
3.350% due 07/17/23	3,245,000	3,262,380
3.510% due 08/15/23	2,500,000	2,515,614
SLC Student Loan Trust 2.711% (USD LIBOR + 0.100%) due 09/15/26 §	1,548,239	1,546,665
2.721% (USD LIBOR + 0.110%) due 03/15/27 §	3,123,296	3,120,184
2.784% (USD LIBOR + 0.100%) due 02/15/25 §	1,045,182	1,044,586
SLM Private Credit Student Loan Trust 2.901% (USD LIBOR + 0.290%) due 06/15/39 §	1,618,243	1,574,250
SLM Private Education Loan Trust 1.850% due 06/17/30 ~	2,429,714	2,422,634
SLM Student Loan Trust 3.321% (USD LIBOR + 0.550%) due 04/27/26 § ~	1,540,494	1,542,260
3.321% (USD LIBOR + 0.550%) due 10/25/64 § ~	2,000,000	1,973,134
SMB Private Education Loan Trust 2.340% due 09/15/34 ~	871,366	855,043
2.700% due 05/15/31 ~	1,089,160	1,084,785
2.784% (USD LIBOR + 0.300%) due 09/15/25 § ~	1,145,937	1,146,176
2.820% due 10/15/35 ~	2,100,000	2,079,594
2.880% due 09/15/34 ~	2,428,967	2,401,331
2.960% (USD LIBOR + 0.350%) due 02/16/26 § ~	3,850,000	3,851,990
3.440% due 07/15/36 ~	1,850,000	1,880,782
3.500% due 02/15/36 ~	1,200,000	1,225,391
3.600% due 01/15/37 ~	1,444,000	1,473,229
3.630% due 11/15/35 ~	1,100,000	1,130,954
Tiaa Clo III Ltd (Cayman) 3.929% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,814,758
Verizon Owner Trust 1.680% due 05/20/21 ~	1,587,952	1,582,322
2.930% due 09/20/23	3,750,000	3,780,373
Voya CLO Ltd (Cayman) 3.991% (USD LIBOR + 1.230%) due 07/20/30 § ~	2,000,000	1,994,854

Total Asset-Backed Securities (Cost $115,243,328)		115,039,782

U.S. TREASURY OBLIGATIONS - 16.6%

U.S. Treasury Bonds - 6.7%

2.250% due 08/15/46	1,950,000	1,743,460
2.500% due 02/15/46	7,500,000	7,071,533
2.500% due 05/15/46	1,750,000	1,649,136
2.750% due 11/15/47	5,000,000	4,941,016
2.875% due 11/15/46	1,500,000	1,522,412
3.000% due 11/15/44	5,000,000	5,197,558
3.000% due 02/15/48	5,750,000	5,964,839
3.375% due 11/15/48	9,000,000	10,041,504

		38,131,458

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 9.9%

1.625% due 05/15/26	$9,000,000	$8,590,957
2.250% due 02/15/27	1,000,000	993,242
2.500% due 02/28/26	1,250,000	1,265,039
2.625% due 12/31/25	12,000,000	12,239,063
2.625% due 02/15/29	1,700,000	1,733,303
2.875% due 08/15/28	10,000,000	10,402,539
3.125% due 11/15/28	19,400,000	20,603,027

		55,827,170

Total U.S. Treasury Obligations (Cost $91,204,650)		93,958,628

FOREIGN GOVERNMENT BONDS & NOTES - 1.9%

Brazilian Government (Brazil) 4.500% due 05/30/29	2,520,000	2,479,705
Chile Government (Chile) 2.250% due 10/30/22	1,000,000	991,740
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,000,000	996,606
Mexico Government (Mexico)
3.750% due 01/11/28	1,000,000	989,450
4.500% due 04/22/29	1,600,000	1,658,400
Province of British Columbia Canada (Canada) 2.000% due 10/23/22	1,500,000	1,477,994

	Principal Amount	Value
Province of Ontario Canada (Canada) 1.875% due 05/21/20	$2,000,000	$1,986,396

Total Foreign Government Bonds & Notes (Cost $10,553,724)		10,580,291

SHORT-TERM INVESTMENT - 6.9%

Repurchase Agreement - 6.9%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $39,101,087; collateralized by U.S. Treasury Notes: 2.500% due 02/15/22 and value $39,884,746)	39,099,458	39,099,458

Total Short-Term Investment (Cost $39,099,458)		39,099,458

TOTAL INVESTMENTS - 105.0% (Cost $589,263,765)		594,505,369

OTHER ASSETS & LIABILITIES, NET - (5.0%)		(28,328,844)

NET ASSETS - 100.0%		$566,176,525

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$241,146,133	$-	$241,146,133	$-
	Senior Loan Notes	86,227,376	-	86,227,376	-
	Mortgage-Backed Securities	8,453,701	-	8,453,701	-
	Asset-Backed Securities	115,039,782	-	115,039,782	-
	U.S. Treasury Obligations	93,958,628	-	93,958,628	-
	Foreign Government Bonds & Notes	10,580,291	-	10,580,291	-
	Short-Term Investment	39,099,458	-	39,099,458	-

	Total	$594,505,369	$-	$594,505,369	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financial - 0.1%

Citigroup Capital XIII 9.121% (USD LIBOR + 6.370%) due 10/30/40 §	47,050	$1,286,818
GMAC Capital Trust I 8.469% (USD LIBOR + 5.785%) due 02/15/40 §	149,256	3,886,626

		5,173,444

Total Preferred Stocks (Cost $4,909,083)		5,173,444

	Principal Amount

CORPORATE BONDS & NOTES - 37.1%

Basic Materials - 1.6%

Alcoa Nederland Holding BV 6.125% due 05/15/28 ~	$260,000	268,450
6.750% due 09/30/24 ~	1,410,000	1,498,125
7.000% due 09/30/26	920,000	996,470
Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	500,000	496,040
3.750% due 04/10/22 ~	2,830,000	2,839,211
4.000% due 09/11/27 ~	1,080,000	1,051,807
4.750% due 04/10/27 ~	2,990,000	3,052,279
ArcelorMittal (Luxembourg) 4.550% due 03/11/26	1,220,000	1,249,535
6.250% due 02/25/22	740,000	798,838
7.000% due 10/15/39	740,000	845,022
Barrick Gold Corp (Canada) 5.250% due 04/01/42	340,000	368,273
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	1,983,000	2,272,950
5.750% due 05/01/43	1,500,000	1,744,188
BHP Billiton Finance USA Ltd (Australia) 2.875% due 02/24/22	214,000	216,271
5.000% due 09/30/43	1,220,000	1,437,879
6.750% due 10/19/75 ~	4,750,000	5,265,494
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	3,290,000	3,328,967
First Quantum Minerals Ltd (Zambia) 7.250% due 05/15/22 ~	2,000,000	2,020,000
Freeport-McMoRan Inc 3.550% due 03/01/22	460,000	455,975
3.875% due 03/15/23	40,000	39,524
4.000% due 11/14/21	190,000	191,663
4.550% due 11/14/24	120,000	117,900
5.450% due 03/15/43	3,510,000	3,088,835
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	560,000	557,970
4.000% due 03/27/27 ~	4,880,000	4,744,148
4.125% due 05/30/23 ~	130,000	132,487
4.125% due 03/12/24 ~	7,010,000	7,091,598
4.625% due 04/29/24 ~	2,000,000	2,067,866
LyondellBasell Industries NV 6.000% due 11/15/21	490,000	524,370
Nutrien Ltd (Canada) 4.875% due 03/30/20	640,000	652,810
OCP SA (Morocco) 4.500% due 10/22/25 ~	3,660,000	3,632,323
Resolute Forest Products Inc 5.875% due 05/15/23	2,280,000	2,282,850
Southern Copper Corp (Peru) 5.250% due 11/08/42	8,730,000	9,128,722
6.750% due 04/16/40	600,000	722,550

	Principal Amount	Value
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21~	$2,590,000	$2,603,438
Teck Resources Ltd (Canada) 6.000% due 08/15/40	90,000	93,781
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	1,193,000	1,368,968
Yamana Gold Inc (Brazil) 4.625% due 12/15/27	1,810,000	1,774,063

		71,021,640

Communications - 4.0%

Altice France SA (France) 7.375% due 05/01/26 ~	4,270,000	4,195,275
Amazon.com Inc 3.150% due 08/22/27	2,710,000	2,735,054
3.875% due 08/22/37	1,310,000	1,370,274
4.050% due 08/22/47	2,720,000	2,881,063
4.950% due 12/05/44	190,000	227,770
America Movil SAB de CV (Mexico) 5.000% due 03/30/20	3,300,000	3,364,223
AT&T Inc 3.000% due 02/15/22	260,000	261,218
3.000% due 06/30/22	260,000	261,344
3.400% due 05/15/25	9,480,000	9,395,659
3.875% due 08/15/21	110,000	112,873
4.350% due 06/15/45	2,875,000	2,647,303
4.450% due 05/15/21	390,000	402,610
4.500% due 03/09/48	1,720,000	1,622,537
CCO Holdings LLC 5.000% due 02/01/28 ~	940,000	931,775
5.125% due 05/01/27 ~	1,900,000	1,916,625
5.250% due 09/30/22	120,000	122,475
CenturyLink Inc 6.150% due 09/15/19	1,000,000	1,011,250
Charter Communications Operating LLC 3.579% due 07/23/20	1,970,000	1,984,874
4.200% due 03/15/28	6,530,000	6,491,656
5.050% due 03/30/29	4,790,000	5,053,118
5.375% due 04/01/38	2,870,000	2,893,659
5.750% due 04/01/48	2,070,000	2,170,228
6.384% due 10/23/35	530,000	592,786
6.484% due 10/23/45	650,000	730,321
6.834% due 10/23/55	370,000	420,218
Comcast Corp 3.150% due 03/01/26	420,000	418,591
3.700% due 04/15/24	2,110,000	2,181,382
3.950% due 10/15/25	4,600,000	4,817,137
4.150% due 10/15/28	8,990,000	9,486,512
4.250% due 10/15/30	6,390,000	6,802,302
4.700% due 10/15/48	2,940,000	3,206,678
5.150% due 03/01/20	1,658,000	1,694,591
5.650% due 06/15/35	290,000	341,649
6.500% due 11/15/35	1,530,000	1,941,544
CommScope Technologies LLC 5.000% due 03/15/27 ~	650,000	577,967
CSC Holdings LLC 5.375% due 07/15/23 ~	5,240,000	5,351,350
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	710,000	708,410
DISH DBS Corp 5.875% due 11/15/24	4,686,000	3,953,813
7.750% due 07/01/26	840,000	732,900
Fox Corp 4.030% due 01/25/24 ~	1,090,000	1,131,703
4.709% due 01/25/29 ~	1,980,000	2,121,758
5.476% due 01/25/39 ~	1,450,000	1,610,959
5.576% due 01/25/49 ~	2,580,000	2,923,896

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 ~	$4,500,000	$4,632,282
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,078,947
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	702,139
5.950% due 04/01/41	310,000	382,339
Netflix Inc 5.375% due 02/01/21	380,000	395,556
Sprint Capital Corp 8.750% due 03/15/32	200,000	211,520
Sprint Corp 7.250% due 09/15/21	1,420,000	1,494,550
7.625% due 02/15/25	910,000	930,475
7.875% due 09/15/23	130,000	136,825
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	500,000	501,100
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	1,180,000	1,190,325
Telefonica Emisiones SA (Spain) 4.103% due 03/08/27	3,470,000	3,519,435
5.134% due 04/27/20	2,020,000	2,067,240
5.520% due 03/01/49	1,500,000	1,577,936
5.877% due 07/15/19	350,000	352,956
The Walt Disney Co 6.200% due 12/15/34 ~	1,000,000	1,308,332
6.650% due 11/15/37 ~	70,000	96,797
Time Warner Cable LLC 5.500% due 09/01/41	250,000	247,910
5.875% due 11/15/40	1,470,000	1,532,227
6.750% due 06/15/39	1,050,000	1,174,552
7.300% due 07/01/38	1,620,000	1,892,252
8.250% due 04/01/19	5,445,000	5,445,000
Time Warner Entertainment Co LP 8.375% due 07/15/33	990,000	1,293,696
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	940,000	956,450
Verizon Communications Inc 2.625% due 08/15/26	2,770,000	2,646,387
3.376% due 02/15/25	2,938,000	2,981,546
3.500% due 11/01/24	410,000	420,286
3.850% due 11/01/42	730,000	691,457
3.875% due 02/08/29	530,000	545,389
4.125% due 03/16/27	286,000	299,694
4.329% due 09/21/28	5,180,000	5,496,883
4.400% due 11/01/34	1,750,000	1,825,533
4.500% due 08/10/33	5,860,000	6,214,001
4.522% due 09/15/48	1,450,000	1,492,395
5.500% due 03/16/47	250,000	293,537
Viacom Inc 3.875% due 04/01/24	610,000	621,783
4.250% due 09/01/23	620,000	645,177
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	200,000	204,000
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	5,970,000	6,079,386
5.250% due 05/30/48	1,500,000	1,502,525
Warner Media LLC 6.250% due 03/29/41	450,000	525,827

		172,405,977

Consumer, Cyclical - 1.3%

Allison Transmission Inc 5.000% due 10/01/24 ~	60,000	60,075
American Axle & Manufacturing Inc 6.625% due 10/15/22	1,015,000	1,041,644
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	1,730,000	1,649,987

	Principal Amount	Value
BMW US Capital LLC (Germany) 1.850% due 09/15/21 ~	$440,000	$430,029
Daimler Finance North America LLC (Germany) 2.450% due 05/18/20 ~	380,000	378,130
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	2,129,861	2,331,878
Ford Motor Co 4.750% due 01/15/43	480,000	377,604
Ford Motor Credit Co LLC 2.459% due 03/27/20	200,000	198,456
3.200% due 01/15/21	1,250,000	1,232,715
3.664% due 09/08/24	270,000	249,121
5.750% due 02/01/21	1,070,000	1,102,489
8.125% due 01/15/20	1,570,000	1,627,503
General Motors Co 5.150% due 04/01/38	440,000	403,297
5.950% due 04/01/49	1,450,000	1,406,974
6.250% due 10/02/43	570,000	571,250
General Motors Financial Co Inc 2.450% due 11/06/20	800,000	790,747
3.450% due 04/10/22	720,000	720,595
4.250% due 05/15/23	1,250,000	1,271,986
4.350% due 01/17/27	520,000	506,291
4.375% due 09/25/21	180,000	183,939
Hanesbrands Inc 4.625% due 05/15/24 ~	2,170,000	2,186,709
4.875% due 05/15/26 ~	690,000	684,204
Hilton Domestic Operating Co Inc 5.125% due 05/01/26 ~	430,000	437,525
Hilton Worldwide Finance LLC 4.625% due 04/01/25	70,000	70,875
4.875% due 04/01/27	2,050,000	2,080,750
Lennar Corp 4.500% due 04/30/24	1,160,000	1,179,372
4.750% due 05/30/25	200,000	205,250
4.750% due 11/29/27	2,150,000	2,159,068
5.000% due 06/15/27	130,000	130,813
McDonald’s Corp 3.500% due 03/01/27	1,160,000	1,177,529
3.700% due 01/30/26	2,560,000	2,646,962
3.800% due 04/01/28	2,080,000	2,152,574
MGM Resorts International 6.625% due 12/15/21	800,000	857,000
NCL Corp Ltd 4.750% due 12/15/21 ~	2,325,000	2,356,969
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	2,860,000	2,838,550
Newell Brands Inc 3.850% due 04/01/23	1,500,000	1,484,761
4.200% due 04/01/26	1,020,000	975,190
QVC Inc 5.950% due 03/15/43	100,000	92,875
Sands China Ltd (Macau) 4.600% due 08/08/23	4,200,000	4,339,677
5.125% due 08/08/25	1,840,000	1,921,210
5.400% due 08/08/28	620,000	651,640
Toll Brothers Finance Corp 4.375% due 04/15/23	770,000	774,812
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,320,000	1,290,300
Walgreens Boots Alliance Inc 3.450% due 06/01/26	2,240,000	2,196,024
Walmart Inc 3.700% due 06/26/28	4,540,000	4,784,121
William Lyon Homes Inc 7.000% due 08/15/22	330,000	331,650

		56,541,120

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Consumer, Non-Cyclical - 6.5%

Abbott Laboratories 3.750% due 11/30/26	$1,845,000	$1,918,689
4.750% due 11/30/36	1,700,000	1,915,906
4.900% due 11/30/46	2,780,000	3,218,653
AbbVie Inc 3.600% due 05/14/25	1,600,000	1,606,068
Aetna Inc 2.800% due 06/15/23	540,000	530,844
Allergan Funding SCS 3.450% due 03/15/22	1,420,000	1,433,040
3.800% due 03/15/25	2,730,000	2,769,139
4.550% due 03/15/35	930,000	913,460
4.750% due 03/15/45	1,991,000	1,991,786
Altria Group Inc 3.490% due 02/14/22	850,000	864,074
3.800% due 02/14/24	1,260,000	1,283,831
4.400% due 02/14/26	5,780,000	5,958,760
4.750% due 05/05/21	2,980,000	3,098,690
4.800% due 02/14/29	2,560,000	2,644,061
5.375% due 01/31/44	400,000	402,861
5.800% due 02/14/39	2,100,000	2,227,980
5.950% due 02/14/49	3,410,000	3,664,413
6.200% due 02/14/59	680,000	732,627
9.250% due 08/06/19	3,330,000	3,404,277
Amgen Inc 2.125% due 05/01/20	420,000	418,513
3.625% due 05/22/24	590,000	607,495
4.663% due 06/15/51	289,000	291,833
Anheuser-Busch Cos LLC (Belgium) 3.650% due 02/01/26 ~	1,450,000	1,456,681
4.900% due 02/01/46 ~	4,780,000	4,810,915
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	1,231,000	1,229,610
3.300% due 02/01/23	5,590,000	5,675,453
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	2,790,000	2,766,313
4.000% due 04/13/28	1,160,000	1,180,023
4.150% due 01/23/25	3,720,000	3,880,696
4.750% due 01/23/29	11,920,000	12,703,970
5.550% due 01/23/49	2,000,000	2,201,987
Anthem Inc 2.950% due 12/01/22	490,000	490,045
3.125% due 05/15/22	3,300,000	3,329,847
3.350% due 12/01/24	560,000	565,424
3.650% due 12/01/27	2,280,000	2,278,763
3.700% due 08/15/21	220,000	224,145
BAT Capital Corp (United Kingdom) 3.557% due 08/15/27	9,180,000	8,708,226
4.540% due 08/15/47	5,450,000	4,789,619
Bausch Health Americas Inc 8.500% due 01/31/27 ~	160,000	170,000
Bausch Health Cos Inc 5.625% due 12/01/21 ~	373,000	373,112
6.125% due 04/15/25 ~	2,200,000	2,183,500
7.000% due 03/15/24 ~	110,000	116,655
9.000% due 12/15/25 ~	880,000	959,244
Becton Dickinson & Co 3.363% due 06/06/24	4,810,000	4,818,649
3.734% due 12/15/24	993,000	1,009,357
4.685% due 12/15/44	1,040,000	1,076,445
Cardinal Health Inc 2.616% due 06/15/22	630,000	622,293
Celgene Corp 2.250% due 08/15/21	1,680,000	1,654,467
3.550% due 08/15/22	910,000	930,064
3.625% due 05/15/24	500,000	508,892

	Principal Amount	Value
3.875% due 08/15/25	$1,440,000	$1,479,571
5.000% due 08/15/45	2,660,000	2,800,428
5.250% due 08/15/43	320,000	343,590
Centene Corp 4.750% due 05/15/22	660,000	673,200
4.750% due 01/15/25	590,000	603,275
5.375% due 06/01/26 ~	190,000	198,550
5.625% due 02/15/21	340,000	345,525
6.125% due 02/15/24	1,270,000	1,332,294
Cigna Corp 3.400% due 09/17/21 ~	1,310,000	1,324,566
3.750% due 07/15/23 ~	4,490,000	4,608,297
4.125% due 11/15/25 ~	1,010,000	1,046,626
4.375% due 10/15/28 ~	6,210,000	6,442,376
4.900% due 12/15/48 ~	1,000,000	1,036,441
CommonSpirit Health 4.350% due 11/01/42	420,000	404,609
Constellation Brands Inc 4.250% due 05/01/23	590,000	618,725
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,549,125
CVS Health Corp 2.750% due 12/01/22	2,160,000	2,132,170
3.350% due 03/09/21	1,210,000	1,220,313
3.700% due 03/09/23	1,930,000	1,961,926
3.875% due 07/20/25	1,278,000	1,295,337
4.100% due 03/25/25	3,680,000	3,783,749
4.300% due 03/25/28	15,970,000	16,211,368
5.050% due 03/25/48	4,980,000	5,027,086
5.125% due 07/20/45	1,440,000	1,470,699
CVS Pass-Through Trust 5.298% due 01/11/27 ~	504,169	526,844
6.036% due 12/10/28	2,500,836	2,730,883
Danone SA (France) 2.077% due 11/02/21 ~	2,540,000	2,492,030
2.589% due 11/02/23 ~	4,030,000	3,947,977
DaVita Inc 5.000% due 05/01/25	30,000	28,860
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	3,620,000	3,643,387
DP World PLC (NASDAQ) (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	3,505,401
Eli Lilly & Co 3.100% due 05/15/27	500,000	502,787
Fresenius Medical Care US Finance II Inc (Germany) 4.125% due 10/15/20 ~	1,080,000	1,089,654
5.875% due 01/31/22 ~	1,160,000	1,227,819
Gilead Sciences Inc 2.550% due 09/01/20	530,000	529,546
3.650% due 03/01/26	1,660,000	1,695,761
3.700% due 04/01/24	2,710,000	2,802,104
4.750% due 03/01/46	2,400,000	2,520,343
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	1,520,000	1,526,041
HCA Inc 4.500% due 02/15/27	110,000	113,232
4.750% due 05/01/23	2,120,000	2,227,421
5.000% due 03/15/24	1,333,000	1,413,050
5.250% due 06/15/26	180,000	193,273
5.500% due 06/15/47	640,000	683,955
5.625% due 09/01/28	130,000	137,800
5.875% due 05/01/23	827,000	883,856
5.875% due 02/15/26	980,000	1,060,850
Humana Inc 3.150% due 12/01/22	970,000	974,892
3.950% due 03/15/27	2,781,000	2,814,779
4.625% due 12/01/42	1,090,000	1,124,270

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
4.800% due 03/15/47	$130,000	$137,398
4.950% due 10/01/44	610,000	653,465
Johnson & Johnson 3.625% due 03/03/37	3,810,000	3,874,163
Kraft Heinz Foods Co 3.000% due 06/01/26	1,910,000	1,787,612
3.500% due 06/06/22	20,000	20,234
3.500% due 07/15/22	800,000	808,211
3.950% due 07/15/25	630,000	635,542
4.000% due 06/15/23	150,000	154,467
5.375% due 02/10/20	1,219,000	1,244,134
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,436,437
Mars Inc 2.700% due 04/01/25 ~	1,590,000	1,584,273
3.200% due 04/01/30 ~	850,000	851,998
Medtronic Global Holdings SCA 3.350% due 04/01/27	2,610,000	2,661,345
Medtronic Inc 3.125% due 03/15/22	430,000	437,096
3.500% due 03/15/25	7,280,000	7,524,669
Merck & Co Inc 2.750% due 02/10/25	1,510,000	1,514,411
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	506,810
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	3,840,000	3,991,680
Philip Morris International Inc 1.875% due 11/01/19	3,730,000	3,709,679
2.500% due 08/22/22	2,560,000	2,539,265
2.500% due 11/02/22	2,670,000	2,648,929
2.900% due 11/15/21	1,460,000	1,468,737
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	974,000	975,671
5.850% due 08/15/45	1,090,000	1,121,647
8.125% due 06/23/19	1,220,000	1,233,851
Service Corp International 7.500% due 04/01/27	510,000	589,050
Spectrum Brands Inc 5.750% due 07/15/25	800,000	810,000
Teva Pharmaceutical Finance IV BV (Israel) 3.650% due 11/10/21	1,320,000	1,294,469
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	700,000	698,514
2.200% due 07/21/21	6,310,000	6,019,294
2.800% due 07/21/23	780,000	696,653
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	1,996,429
United Rentals North America Inc 5.500% due 07/15/25	820,000	840,500
5.500% due 05/15/27	1,990,000	2,014,875
6.500% due 12/15/26	350,000	369,250
UnitedHealth Group Inc 2.700% due 07/15/20	1,600,000	1,603,789
2.875% due 12/15/21	1,130,000	1,136,466
3.750% due 07/15/25	820,000	857,293
3.875% due 10/15/20	430,000	437,016
3.875% due 12/15/28	3,640,000	3,812,494
5.700% due 10/15/40	10,000	12,378
5.800% due 03/15/36	860,000	1,060,286
Wm Wrigley Jr Co 2.900% due 10/21/19 ~	2,380,000	2,376,972

		281,065,508

Energy - 5.8%

Anadarko Petroleum Corp 4.850% due 03/15/21	924,000	958,318
5.550% due 03/15/26	4,230,000	4,621,162

	Principal Amount	Value
6.450% due 09/15/36	$1,610,000	$1,859,292
6.600% due 03/15/46	6,070,000	7,401,505
Antero Resources Corp 5.375% due 11/01/21	680,000	685,100
Apache Corp 3.250% due 04/15/22	387,000	387,581
4.250% due 01/15/44	3,240,000	2,881,355
4.375% due 10/15/28	3,495,000	3,527,534
4.750% due 04/15/43	1,000,000	946,064
6.000% due 01/15/37	562,000	615,310
Baker Hughes a GE Co LLC 3.200% due 08/15/21	58,000	58,525
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	770,000	785,400
BP Capital Markets America Inc 3.119% due 05/04/26	1,990,000	1,984,791
3.216% due 11/28/23	3,640,000	3,686,916
3.410% due 02/11/26	5,590,000	5,713,688
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	520,000	531,901
3.535% due 11/04/24	350,000	360,789
3.561% due 11/01/21	220,000	224,697
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	900,000	946,125
Chesapeake Energy Corp 6.125% due 02/15/21	620,000	641,700
6.625% due 08/15/20	150,000	154,687
8.000% due 06/15/27	480,000	475,200
Chevron Corp 2.954% due 05/16/26	1,840,000	1,854,112
Cimarex Energy Co 3.900% due 05/15/27	3,540,000	3,536,560
4.375% due 06/01/24	240,000	249,610
CNOOC Finance LLC (China) 3.500% due 05/05/25	7,920,000	8,019,808
Concho Resources Inc 4.300% due 08/15/28	3,160,000	3,265,202
4.375% due 01/15/25	1,630,000	1,676,855
ConocoPhillips 6.500% due 02/01/39	370,000	499,767
Continental Resources Inc 3.800% due 06/01/24	930,000	939,847
4.375% due 01/15/28	1,020,000	1,050,783
4.500% due 04/15/23	1,840,000	1,907,714
Devon Energy Corp 3.250% due 05/15/22	2,510,000	2,531,638
4.750% due 05/15/42	70,000	70,804
5.000% due 06/15/45	5,330,000	5,600,099
5.600% due 07/15/41	170,000	189,106
5.850% due 12/15/25	4,900,000	5,568,126
Diamondback Energy Inc 5.375% due 05/31/25	630,000	659,137
Ecopetrol SA (Colombia) 5.875% due 05/28/45	7,410,000	7,706,400
Energy Transfer Operating LP 4.500% due 04/15/24	1,320,000	1,379,894
4.950% due 06/15/28	400,000	420,293
5.250% due 04/15/29	880,000	945,984
6.250% due 04/15/49	160,000	179,583
Energy Transfer Partners LP 4.500% due 11/01/23	520,000	542,244
5.875% due 03/01/22	1,770,000	1,893,300
Enterprise Products Operating LLC 4.150% due 10/16/28	4,500,000	4,743,529
4.800% due 02/01/49	1,000,000	1,063,448
EOG Resources Inc 4.150% due 01/15/26	1,370,000	1,452,660
Exxon Mobil Corp 3.043% due 03/01/26	2,840,000	2,884,155
4.114% due 03/01/46	3,750,000	4,067,752

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Halliburton Co 3.800% due 11/15/25	$3,250,000	$3,326,863
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	310,000	325,779
6.375% due 10/24/48 ~	1,500,000	1,644,117
Kerr-McGee Corp 7.875% due 09/15/31	2,702,000	3,431,902
Kinder Morgan Energy Partners LP 3.500% due 03/01/21	750,000	757,542
3.500% due 09/01/23	1,410,000	1,429,498
6.850% due 02/15/20	2,180,000	2,250,960
Kinder Morgan Inc 4.300% due 03/01/28	760,000	786,235
5.000% due 02/15/21 ~	1,720,000	1,779,605
5.300% due 12/01/34	1,029,000	1,117,612
MEG Energy Corp (Canada) 6.500% due 01/15/25 ~	140,000	138,425
7.000% due 03/31/24 ~	200,000	187,500
MPLX LP 4.000% due 03/15/28	730,000	726,491
4.500% due 04/15/38	2,070,000	1,974,038
4.700% due 04/15/48	3,660,000	3,516,330
4.800% due 02/15/29	2,770,000	2,920,055
4.875% due 12/01/24	1,670,000	1,783,959
5.500% due 02/15/49	1,950,000	2,086,688
Noble Energy Inc 3.850% due 01/15/28	1,900,000	1,875,106
4.950% due 08/15/47	930,000	921,614
5.250% due 11/15/43	1,270,000	1,299,153
6.000% due 03/01/41	200,000	222,022
Oasis Petroleum Inc 6.875% due 01/15/23	905,000	907,262
Occidental Petroleum Corp 3.000% due 02/15/27	3,510,000	3,497,529
3.125% due 02/15/22	1,350,000	1,369,777
3.400% due 04/15/26	1,890,000	1,933,922
4.100% due 02/15/47	2,420,000	2,477,835
4.200% due 03/15/48	1,200,000	1,254,700
4.400% due 04/15/46	600,000	637,833
4.625% due 06/15/45	1,280,000	1,404,321
Petrobras Global Finance BV (Brazil) 5.299% due 01/27/25	13,551,000	13,781,503
5.750% due 02/01/29	8,200,000	8,142,600
6.250% due 03/17/24	8,580,000	9,244,950
7.250% due 03/17/44	3,430,000	3,589,924
7.375% due 01/17/27	1,440,000	1,592,280
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	1,570,000	1,599,830
6.000% due 03/05/20	1,273,000	1,303,807
6.375% due 01/23/45	520,000	461,266
6.625% due 06/15/35	160,000	151,600
6.875% due 08/04/26	4,810,000	5,025,488
QEP Resources Inc 6.875% due 03/01/21	1,210,000	1,246,300
Range Resources Corp 4.875% due 05/15/25	920,000	857,900
5.000% due 03/15/23	4,040,000	3,974,350
5.875% due 07/01/22	90,000	91,350
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,136,245
Schlumberger Holdings Corp 3.000% due 12/21/20 ~	2,570,000	2,581,439
4.000% due 12/21/25 ~	1,960,000	2,023,866
Schlumberger Norge AS 4.200% due 01/15/21 ~	50,000	51,051
Shell International Finance BV (Netherlands) 2.875% due 05/10/26	790,000	788,109
3.875% due 11/13/28	3,000,000	3,184,187

	Principal Amount	Value
4.000% due 05/10/46	$900,000	$940,406
4.375% due 03/25/20	4,150,000	4,222,736
4.375% due 05/11/45	2,050,000	2,246,768
4.550% due 08/12/43	1,200,000	1,338,088
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	5,760,000	6,051,773
Targa Resources Partners LP 4.250% due 11/15/23	510,000	509,362
5.375% due 02/01/27	250,000	256,875
5.875% due 04/15/26 ~	430,000	456,660
6.500% due 07/15/27 ~	530,000	573,062
6.875% due 01/15/29 ~	660,000	720,225
The Williams Cos Inc 5.250% due 03/15/20	910,000	929,580
7.500% due 01/15/31	6,475,000	8,147,571
7.750% due 06/15/31	100,000	127,565
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	4,290,000	5,371,366
Western Midstream Operating LP 4.650% due 07/01/26	990,000	1,004,503
Whiting Petroleum Corp 5.750% due 03/15/21	770,000	782,705
WPX Energy Inc 6.000% due 01/15/22	60,000	62,550
8.250% due 08/01/23	3,290,000	3,717,700

		250,618,263

Financial - 14.0%

ABN AMRO Bank NV (Netherlands) 2.450% due 06/04/20 ~	810,000	807,419
4.750% due 07/28/25 ~	2,220,000	2,309,788
AerCap Ireland Capital DAC (Ireland) 3.750% due 05/15/19	2,590,000	2,592,202
4.500% due 05/15/21	1,010,000	1,032,351
5.000% due 10/01/21	875,000	908,444
Ally Financial Inc 7.500% due 09/15/20	32,000	34,000
Ambac Assurance Corp 5.100% due 06/07/20 ~	111,048	156,578
Ambac LSNI LLC (Cayman) 7.592% (USD LIBOR + 5.000%) due 02/12/23 § ~	480,811	485,619
American Express Credit Corp 2.375% due 05/26/20	1,930,000	1,924,097
American International Group Inc 3.750% due 07/10/25	2,610,000	2,617,112
Banco Santander SA (Spain) 3.800% due 02/23/28	600,000	582,863
3.848% due 04/12/23	3,200,000	3,230,512
3.917% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	988,310
4.379% due 04/12/28	4,800,000	4,870,916
Bank of America Corp 3.004% due 12/20/23	8,404,000	8,385,924
3.300% due 01/11/23	3,190,000	3,233,669
3.419% due 12/20/28	12,274,000	12,023,964
3.500% due 04/19/26	5,410,000	5,474,359
3.550% due 03/05/24	3,370,000	3,424,410
3.593% due 07/21/28	1,290,000	1,286,091
3.974% due 02/07/30	3,230,000	3,298,255
4.000% due 04/01/24	2,280,000	2,375,224
4.125% due 01/22/24	11,745,000	12,314,986
4.200% due 08/26/24	4,930,000	5,108,257
4.330% due 03/15/50	3,580,000	3,701,261
4.450% due 03/03/26	660,000	688,835
5.000% due 01/21/44	3,310,000	3,746,373
6.100% due 03/17/25	1,370,000	1,450,905
6.250% due 09/05/24	2,990,000	3,171,149
Bank of Montreal (Canada) 3.803% due 12/15/32	550,000	532,364

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Banque Federative du Credit Mutuel SA (France) 2.200% due 07/20/20 ~	$1,130,000	$1,121,344
Barclays PLC (United Kingdom) 4.972% due 05/16/29	6,976,000	7,223,763
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	3,420,000	3,588,149
BNP Paribas SA (France) 3.375% due 01/09/25 ~	910,000	891,591
4.375% due 03/01/33 ~	2,150,000	2,112,403
4.400% due 08/14/28 ~	6,280,000	6,473,382
4.625% due 03/13/27 ~	1,110,000	1,137,448
4.705% due 01/10/25 ~	10,060,000	10,467,973
5.198% due 01/10/30 ~	6,670,000	7,213,744
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,431,234
Brighthouse Financial Inc 4.700% due 06/22/47	2,780,000	2,217,943
Chubb INA Holdings Inc 2.300% due 11/03/20	950,000	945,757
3.350% due 05/03/26	440,000	448,501
CIT Group Inc 4.750% due 02/16/24	1,110,000	1,150,238
5.250% due 03/07/25	930,000	991,892
Citigroup Inc 3.500% due 05/15/23	2,380,000	2,415,573
3.980% due 03/20/30	6,000,000	6,118,395
4.075% due 04/23/29	5,400,000	5,546,099
4.400% due 06/10/25	4,900,000	5,080,796
4.450% due 09/29/27	7,030,000	7,238,428
4.650% due 07/30/45	3,761,000	4,013,039
4.650% due 07/23/48	2,500,000	2,696,454
4.750% due 05/18/46	440,000	455,821
5.300% due 05/06/44	240,000	265,375
5.500% due 09/13/25	4,580,000	5,027,715
5.900% due 02/15/23	670,000	682,954
5.950% due 01/30/23	1,820,000	1,852,915
5.950% due 05/15/25	7,040,000	7,187,453
6.300% due 05/15/24	3,900,000	3,970,532
6.625% due 06/15/32	480,000	593,949
6.675% due 09/13/43	580,000	744,276
8.125% due 07/15/39	200,000	300,825
Commonwealth Bank of Australia (Australia) 3.900% due 07/12/47 ~	280,000	281,843
5.000% due 10/15/19 ~	1,060,000	1,072,969
Cooperatieve Rabobank UA (Netherlands) 2.250% due 01/14/20	1,230,000	1,225,978
4.375% due 08/04/25	6,300,000	6,504,254
4.625% due 12/01/23	7,190,000	7,518,989
4.750% due 01/15/20 ~	2,140,000	2,174,478
5.250% due 08/04/45	870,000	984,626
11.000% due 06/30/19 ~	4,830,000	4,938,675
CoreCivic Inc REIT 4.750% due 10/15/27	90,000	76,894
Credit Agricole SA (France) 2.500% due 04/15/19 ~	1,280,000	1,279,879
8.375% due 10/13/19 ~	5,180,000	5,335,400
Credit Suisse Group AG (Switzerland) 3.869% due 01/12/29 ~	2,920,000	2,867,238
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.550% due 04/17/26	440,000	460,328
4.875% due 05/15/45	5,660,000	6,165,740
Danske Bank AS (Denmark) 5.000% due 01/12/22 ~	3,570,000	3,657,680
5.375% due 01/12/24 ~	4,050,000	4,216,135
Fifth Third Bancorp 3.650% due 01/25/24	2,530,000	2,593,739

	Principal Amount	Value
GE Capital International Funding Co 3.373% due 11/15/25	$4,577,000	$4,448,572
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	16,985,000	16,779,045
GLP Capital LP REIT 5.375% due 04/15/26	2,162,000	2,264,479
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 04/29/19 §	398,000	307,047
HSBC Bank USA NA 4.875% due 08/24/20	1,750,000	1,798,593
7.000% due 01/15/39	3,240,000	4,347,531
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	8,230,000	8,307,056
4.250% due 03/14/24	3,300,000	3,377,586
4.250% due 08/18/25	4,460,000	4,561,687
4.583% due 06/19/29	7,870,000	8,288,756
6.250% due 03/23/23	3,390,000	3,387,746
6.375% due 09/17/24	1,080,000	1,087,382
6.500% due 03/23/28	5,390,000	5,341,140
6.800% due 06/01/38	600,000	771,666
ING Bank NV (Netherlands) 2.500% due 10/01/19 ~	1,130,000	1,128,529
5.800% due 09/25/23 ~	5,370,000	5,812,625
International Lease Finance Corp 5.875% due 08/15/22	910,000	981,949
8.625% due 01/15/22	1,940,000	2,204,907
Intesa Sanpaolo SPA (Italy) 3.125% due 07/14/22 ~	2,100,000	2,046,481
3.375% due 01/12/23 ~	1,040,000	1,016,160
5.017% due 06/26/24 ~	10,470,000	10,129,571
5.710% due 01/15/26 ~	350,000	342,232
JPMorgan Chase & Co 2.550% due 03/01/21	600,000	598,491
3.875% due 09/10/24	4,840,000	4,967,750
4.023% due 12/05/24	4,730,000	4,912,772
4.203% due 07/23/29	3,010,000	3,145,608
4.250% due 10/15/20	3,230,000	3,306,161
4.250% due 10/01/27	870,000	905,155
4.350% due 08/15/21	690,000	714,094
4.452% due 12/05/29	7,410,000	7,918,218
4.500% due 01/24/22	2,310,000	2,416,837
4.950% due 06/01/45	5,380,000	5,986,130
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	375,823
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	380,000	379,581
Lloyds Banking Group PLC (United Kingdom) 3.574% due 11/07/28	630,000	606,060
3.900% due 03/12/24	1,910,000	1,937,119
4.375% due 03/22/28	2,760,000	2,831,365
4.500% due 11/04/24	3,000,000	3,052,045
MetLife Inc 4.750% due 02/08/21	728,000	754,737
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	2,090,000	2,095,928
Morgan Stanley 3.737% due 04/24/24	5,230,000	5,340,322
3.772% due 01/24/29	1,010,000	1,017,571
4.431% due 01/23/30	6,170,000	6,517,862
5.500% due 07/24/20	350,000	362,084
Navient Corp 8.000% due 03/25/20	3,380,000	3,523,650
Nordea Bank AB (Finland) 4.875% due 05/13/21 ~	7,870,000	8,078,722
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,603,060

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Reliance Standard Life Global Funding II 2.500% due 01/15/20 ~	$640,000	$637,280
Royal Bank of Canada (Canada) 2.150% due 10/26/20	1,670,000	1,659,548
3.200% due 04/30/21	1,740,000	1,761,028
Royal Bank of Scotland Group PLC (United Kingdom) 4.269% due 03/22/25	2,770,000	2,800,478
4.519% due 06/25/24	200,000	204,707
4.892% due 05/18/29	780,000	810,952
5.076% due 01/27/30	3,500,000	3,689,365
5.125% due 05/28/24	6,260,000	6,428,105
6.000% due 12/19/23	4,240,000	4,530,696
6.100% due 06/10/23	3,870,000	4,113,905
6.125% due 12/15/22	1,910,000	2,037,983
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	630,268
Santander UK PLC (United Kingdom) 2.375% due 03/16/20	990,000	986,901
5.000% due 11/07/23 ~	825,000	846,679
Standard Chartered PLC (United Kingdom) 3.950% due 01/11/23 ~	310,000	312,654
4.261% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,127,605
5.700% due 03/26/44 ~	1,030,000	1,122,085
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,281,213
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	1,830,000	1,851,718
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	132,000	181,945
The Goldman Sachs Group Inc 3.200% due 02/23/23	1,780,000	1,784,341
3.500% due 11/16/26	2,430,000	2,401,831
3.625% due 02/20/24	3,000,000	3,033,186
3.814% due 04/23/29	10,000,000	9,922,031
3.850% due 07/08/24	1,690,000	1,727,503
4.223% due 05/01/29	1,060,000	1,085,701
4.250% due 10/21/25	4,270,000	4,377,876
4.750% due 10/21/45	5,900,000	6,295,519
5.150% due 05/22/45	3,480,000	3,695,137
5.250% due 07/27/21	2,570,000	2,700,924
5.750% due 01/24/22	400,000	429,298
5.950% due 01/15/27	1,733,000	1,940,204
6.000% due 06/15/20	6,360,000	6,597,937
6.250% due 02/01/41	6,880,000	8,566,734
6.750% due 10/01/37	2,145,000	2,628,900
The Toronto-Dominion Bank (Canada) 3.250% due 06/11/21	2,100,000	2,126,371
UBS Group Funding Switzerland AG (Switzerland) 3.491% due 05/23/23 ~	5,620,000	5,651,297
4.125% due 09/24/25 ~	2,340,000	2,419,691
4.253% due 03/23/28 ~	4,390,000	4,572,996
7.000% due 01/31/24 ~	9,670,000	9,820,997
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	5,040,000	5,283,074
US Bank NA 3.150% due 04/26/21	2,220,000	2,241,992
Visa Inc 3.150% due 12/14/25	3,940,000	4,013,019
4.300% due 12/14/45	4,520,000	5,004,307
Wachovia Capital Trust III 5.570% (USD LIBOR + 0.930%) due 04/29/19 §	6,220,000	6,148,626
WEA Finance LLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	6,368,620

	Principal Amount	Value
Wells Fargo & Co 3.000% due 10/23/26	$3,850,000	$3,762,196
3.450% due 02/13/23	2,330,000	2,357,310
3.750% due 01/24/24	3,780,000	3,893,482
4.150% due 01/24/29	5,140,000	5,379,754
4.300% due 07/22/27	10,910,000	11,364,842
4.400% due 06/14/46	1,650,000	1,650,090
4.600% due 04/01/21	6,240,000	6,448,665
4.650% due 11/04/44	1,600,000	1,648,907
4.750% due 12/07/46	2,550,000	2,674,959
4.900% due 11/17/45	4,920,000	5,256,588
5.375% due 11/02/43	2,030,000	2,289,465
5.606% due 01/15/44	1,567,000	1,811,226
Westpac Banking Corp (Australia) 2.300% due 05/26/20	340,000	338,652
2.600% due 11/23/20	1,960,000	1,957,703

		609,481,994

Industrial - 1.8%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	390,000	427,081
Air 2 US 8.027% due 10/01/20 ~	84,419	85,422
Ball Corp 4.000% due 11/15/23	400,000	404,000
Berry Global Inc 4.500% due 02/15/26 ~	240,000	228,648
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,372,908
DAE Funding LLC (United Arab Emirates) 4.500% due 08/01/22 ~	10,000	10,112
5.750% due 11/15/23 ~	1,260,000	1,297,800
Eaton Corp 2.750% due 11/02/22	3,849,000	3,838,116
4.150% due 11/02/42	2,540,000	2,552,807
General Electric Co 3.150% due 09/07/22	1,369,000	1,365,302
4.375% due 09/16/20	396,000	403,525
4.500% due 03/11/44	2,610,000	2,392,427
4.650% due 10/17/21	98,000	101,629
5.300% due 02/11/21	1,378,000	1,426,927
5.500% due 01/08/20	260,000	265,690
5.875% due 01/14/38	450,000	480,010
6.000% due 08/07/19	2,786,000	2,812,764
6.150% due 08/07/37	317,000	347,447
6.750% due 03/15/32	400,000	462,831
6.875% due 01/10/39	5,806,000	6,885,204
Harris Corp 4.854% due 04/27/35	530,000	570,349
5.054% due 04/27/45	1,470,000	1,626,476
Lockheed Martin Corp 3.100% due 01/15/23	300,000	303,552
3.550% due 01/15/26	3,240,000	3,348,054
4.500% due 05/15/36	580,000	630,430
Northrop Grumman Corp 2.930% due 01/15/25	2,560,000	2,527,897
3.250% due 01/15/28	5,430,000	5,347,049
Park Aerospace Holdings Ltd (Ireland) 4.500% due 03/15/23 ~	260,000	259,350
5.250% due 08/15/22 ~	1,500,000	1,541,100
5.500% due 02/15/24 ~	630,000	655,200
Raytheon Co 3.125% due 10/15/20	1,680,000	1,697,732
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	270,000	274,725
5.750% due 10/15/20	959,417	961,815
6.875% due 02/15/21	478,222	480,613
The Boeing Co 4.875% due 02/15/20	5,560,000	5,662,451

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Union Pacific Corp 3.750% due 07/15/25	$1,210,000	$1,260,126
3.950% due 09/10/28	3,890,000	4,086,891
4.500% due 09/10/48	6,620,000	7,058,896
United Parcel Service Inc 2.500% due 04/01/23	910,000	908,043
3.050% due 11/15/27	640,000	640,660
United Technologies Corp 3.950% due 08/16/25	1,700,000	1,768,331
4.125% due 11/16/28	1,830,000	1,908,932
4.500% due 04/15/20	2,630,000	2,679,599
4.500% due 06/01/42	540,000	559,371
Waste Management Inc 3.500% due 05/15/24	1,750,000	1,794,974
7.375% due 05/15/29	1,910,000	2,464,394
WestRock RKT LLC 3.500% due 03/01/20	990,000	994,965
4.000% due 03/01/23	1,150,000	1,173,519

		80,346,144

Technology - 1.2%

Apple Inc 2.000% due 11/13/20	2,040,000	2,026,307
2.450% due 08/04/26	5,590,000	5,405,696
Broadcom Corp 3.125% due 01/15/25	1,610,000	1,545,034
Dell International LLC 4.420% due 06/15/21 ~	5,450,000	5,594,310
First Data Corp 5.000% due 01/15/24 ~	4,410,000	4,518,596
Intel Corp 3.700% due 07/29/25	890,000	934,307
3.734% due 12/08/47	729,000	737,638
Microsoft Corp 2.400% due 08/08/26	10,660,000	10,354,111
2.700% due 02/12/25	1,080,000	1,081,873
2.875% due 02/06/24	4,410,000	4,467,914
3.300% due 02/06/27	6,100,000	6,276,488
3.450% due 08/08/36	150,000	150,973
3.950% due 08/08/56	1,100,000	1,150,534
4.100% due 02/06/37	4,260,000	4,646,499
salesforce.com Inc 3.250% due 04/11/23	1,720,000	1,762,918
3.700% due 04/11/28	1,610,000	1,689,743

		52,342,941

Utilities - 0.9%

Berkshire Hathaway Energy Co 6.125% due 04/01/36	586,000	738,294
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,371,725
3.950% due 08/15/47	440,000	425,613
Duke Energy Ohio Inc 3.650% due 02/01/29	1,880,000	1,955,363
FirstEnergy Corp 3.900% due 07/15/27	6,750,000	6,860,473
4.250% due 03/15/23	4,980,000	5,199,848
4.850% due 07/15/47	900,000	968,328
7.375% due 11/15/31	14,350,000	19,018,750
Pacific Gas & Electric Co 3.500% due 10/01/20 * Y	980,000	906,500
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,751,341

		40,196,235

Total Corporate Bonds & Notes (Cost $1,573,396,816)		1,614,019,822

	Principal Amount	Value
SENIOR LOAN NOTES - 2.0%

Communications - 0.3%

Ancestrycom Operations Inc 5.750% (USD LIBOR + 3.250%) due 10/19/23 §	$1,123,516	$1,117,899
CBS Radio Inc Term B 5.249% (USD LIBOR + 2.750%) due 11/18/24 §	639,804	623,809
Charter Communications Operating LLC Term B 4.500% (USD LIBOR + 2.000%) due 04/30/25 §	622,166	618,777
Intelsat Jackson Holdings SA Term B3 (Luxembourg) 6.209% (USD LIBOR + 3.750%) due 11/27/23 § µ	840,000	825,825
Level 3 Financing Inc Term B 4.736% (USD LIBOR + 2.250%) due 02/22/24 §	1,070,000	1,059,300
Numericable Group SA Term B12 (France) 6.171% (USD LIBOR + 3.687%) due 01/31/26 §	2,490,259	2,355,785
Sprint Communications Inc Term B 5.000% (USD LIBOR + 2.500%) due 02/02/24 §	1,588,678	1,543,997
Unitymedia Finance LLC
Term B 4.734% (USD LIBOR + 2.250%) due 09/30/25 §	427,000	423,493
Term D 4.734% (USD LIBOR + 2.250%) due 01/15/26 §	1,460,000	1,447,529
Univision Communications Inc Term C5 5.249% (USD LIBOR + 2.750%) due 03/15/24 §	2,906,523	2,745,627
Virgin Media Bristol LLC Term K 4.984% (USD LIBOR + 2.500%) due 01/15/26 §	331,848	328,559
Ziggo Secured Finance Partnership Term E (Netherlands) 4.984% (USD LIBOR + 2.500%) due 04/15/25 §	1,756,000	1,713,197

		14,803,797

Consumer, Cyclical - 0.7%

Academy Ltd Term B 6.490% (USD LIBOR + 4.000%) due 07/01/22 §	1,704,953	1,232,894
American Axle & Manufacturing Inc Term B 4.740% (USD LIBOR + 2.250%) due 04/06/24 §	650,487	636,799
American Builders & Contractors Supply Co Inc Term B 4.499% (USD LIBOR + 2.000%) due 10/31/23 §	697,622	680,120
Aramark Services Inc Term B3 4.249% (USD LIBOR + 1.750%) due 03/11/25 §	1,422,268	1,413,370
Beacon Roofing Supply Inc Term B 4.749% (USD LIBOR + 2.250%) due 01/02/25 §	1,180,442	1,151,053
Boyd Gaming Corp Term B3 4.658% (USD LIBOR + 2.250%) due 09/15/23 §	3,077,169	3,047,936
Caesars Resort Collection LLC Term B 5.249% (USD LIBOR + 2.750%) due 12/22/24 §	1,818,337	1,800,479

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
CityCenter Holdings LLC Term B 4.749% (USD LIBOR + 2.250%) due 04/18/24 §	$257,794	$253,068
CWGS Group LLC 5.240% (USD LIBOR + 2.750%) due 11/08/23 §	718,163	645,449
Four Seasons Hotels Ltd (Canada) 4.499% (USD LIBOR + 2.000%) due 11/30/23 §	434,984	432,211
Golden Nugget Inc Term B 5.242% (USD LIBOR + 2.750%) due 10/04/23 §	1,078,980	1,069,539
Hilton Worldwide Finance LLC Term B2 4.236% (USD LIBOR + 1.750%) due 10/25/23 §	713,764	712,298
Intrawest Resorts Holdings Inc Term B1 5.516% (USD LIBOR + 3.000%) due 07/31/24 µ	2,513,636	2,504,733
Michaels Stores Inc Term B 4.997% (USD LIBOR + 2.500%) due 01/30/23 §	1,006,399	986,900
New Red Finance Term B3 (Canada) 4.749% (USD LIBOR + 2.250%) due 02/16/24 §	894,192	880,220
Panther BF Aggregator 2 LP Term B (Canada) due 03/18/26 µ	4,310,000	4,266,792
Party City Holdings Inc Term B 5.000% (USD LIBOR + 2.500%) due 08/19/22 §	1,290,699	1,283,116
PetSmart Inc Term B2 5.490% (USD LIBOR + 3.000%) due 03/11/22 §	1,653,561	1,487,171
Scientific Games International Inc Term B5 5.314% (USD LIBOR + 2.750%) due 08/14/24 §	2,633,291	2,565,107
Station Casinos LLC Term B 5.000% (USD LIBOR + 2.500%) due 06/08/23 §	1,437,776	1,425,416

		28,474,671

Consumer, Non-Cyclical - 0.5%

Albertsons LLC Term B6 5.479% (USD LIBOR + 3.000%) due 06/22/23 §	1,648,901	1,636,877
Term B7 5.499% (USD LIBOR + 3.000%) due 11/17/25 §	605,558	598,934
Atlantic Aviation FBO Inc Term B 6.250% (USD LIBOR + 3.750%) due 12/06/25 §	498,750	503,102
BrightView Landscapes LLC Term B 5.000% (USD LIBOR + 2.500%) due 08/15/25 §	1,717,025	1,710,543
Catalent Pharma Solutions Inc Term B 4.749% (USD LIBOR + 2.250%) due 05/20/24 §	1,090,364	1,087,151
Change Healthcare Holdings LLC Term B 5.249% (USD LIBOR + 2.750%) due 03/01/24 §	1,190,934	1,176,048
Envision Healthcare Corp 6.249% (USD LIBOR + 3.750%) due 10/10/25 §	588,525	551,620
Global Medical Response Inc Term B1 5.739% (USD LIBOR + 3.250%) due 04/28/22 §	2,206,044	2,078,645
HCA Inc 4.499% (USD LIBOR + 2.000%) due 03/13/25 §	971,908	971,908

	Principal Amount	Value
Jaguar Holding Co II 4.999% (USD LIBOR + 2.500%) due 08/18/22 §	$1,667,636	$1,652,364
MPH Acquisition Holdings LLC Term B 5.351% (USD LIBOR + 2.750%) due 06/07/23 §	2,223,485	2,154,835
Post Holdings Inc Series A 4.490% (USD LIBOR + 2.000%) due 05/24/24 §	522,200	518,937
Prime Security Services Borrower LLC 5.249% (USD LIBOR + 2.750%) due 05/02/22 §	2,908,946	2,884,013
RegionalCare Hospital Partners Holdings Inc
Term B 6.982% (USD LIBOR + 4.500%) due 11/16/25 §	1,396,500	1,385,153
ServiceMaster Co Term B 4.999% (USD LIBOR + 2.500%) due 11/08/23 §	111,039	110,900
Trans Union LLC Term B3 4.499% (USD LIBOR + 2.000%) due 04/10/23 §	979,871	972,434
Valeant Pharmaceuticals International Inc Term B (Canada) 5.481% (USD LIBOR + 3.000%) due 06/02/25 §	1,953,143	1,941,291
VVC Holding Corp Term B 7.197% (USD LIBOR + 4.500%) due 02/11/26 §	1,800,000	1,776,001

		23,710,756

Diversified - 0.0%

First Eagle Investment Management LLC Term B 5.351% (USD LIBOR + 2.750%) due 12/26/24 §	618,450	616,904

Financial - 0.2%

Asurion LLC Term B4 5.403% (USD LIBOR + 3.000%) due 08/04/22 § µ	1,824,763	1,817,921
Term B7 5.499% (USD LIBOR + 3.000%) due 11/03/24 §	1,486,256	1,478,593
Edelman Financial Center LLC 2018 1st Lien
5.752% (USD LIBOR + 3.250%) due 07/21/25 § µ	1,675,800	1,668,468
Focus Financial Partners LLC 4.963% (USD LIBOR + 2.500%) due 07/03/24 § µ	119,698	119,349
LPL Holdings Inc Term B 4.767% (USD LIBOR + 2.250%) due 09/23/24 § µ	468,810	465,868
MGM Growth Properties Operating Partnership LP Term B 4.499% (USD LIBOR + 2.000%) due 03/21/25 §	1,472,179	1,452,550
RPI Finance Trust Term B6 4.499% (USD LIBOR + 2.000%) due 03/27/23 §	602,008	599,061
VICI Properties 1 LLC REIT Term B 4.491% (USD LIBOR + 2.000%) due 12/20/24 §	201,364	198,419

		7,800,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Industrial - 0.1%

Avolon SARL Term B3 4.488% (USD LIBOR + 2.000%) due 01/15/25 §	$42,628	$42,354
Berry Global Inc Term Q 4.610% (USD LIBOR + 2.000%) due 10/01/22 §	1,232,538	1,226,914
Quikrete Holdings Inc 5.249% (USD LIBOR + 2.750%) due 11/15/23 §	338,715	330,247
Reynolds Group Holdings Inc 5.249% (USD LIBOR + 2.750%) due 02/05/23 §	2,037,385	2,016,103
XPO Logistics Inc Term B 4.499% (LIBOR + 2.000%) due 02/24/25 §	728,916	716,900

		4,332,518

Technology - 0.2%

Dell International LLC Term B 4.500% (USD LIBOR + 2.000%) due 09/07/23 §	1,650,450	1,633,533
First Data Corp 4.486% (USD LIBOR + 2.000%) due 07/08/22 §	110,000	109,845
4.486% (USD LIBOR + 2.000%)
due 04/26/24 §	1,289,364	1,286,947
MA Finance Co LLC Term B3 (United Kingdom) 4.999% (USD LIBOR + 2.500%) due 06/21/24 §	71,633	69,723
McAfee LLC 2018 USD Term Loan B 6.249% (USD LIBOR + 3.750%) due 09/30/24 §	877,794	876,588
ON Semiconductor Corp Term B 4.249% (USD LIBOR + 1.750%) due 03/31/23 §	1,010,631	1,001,788
Seattle Spinco Inc Term B3 4.999% (USD LIBOR + 2.500%) due 06/21/24 §	483,757	470,856
Western Digital Corp Term B4 4.249% (USD LIBOR + 1.750%) due 04/29/23 §	1,955,054	1,906,167

		7,355,447

Total Senior Loan Notes (Cost $89,148,180)		87,094,322

MORTGAGE-BACKED SECURITIES - 42.1%

Collateralized Mortgage Obligations - Commercial - 4.0%

Bank 2019-BN17 (IO) 1.038% due 04/15/52 § #	36,049,000	3,052,341
BBCCRE Trust 4.563% due 08/10/33 § ~	9,930,000	9,105,462
BENCHMARK Mortgage Trust 3.717% due 03/15/62 #	10,720,000	11,159,412
4.510% due 05/15/53	9,930,000	10,974,081
BHMS 3.734% (USD LIBOR + 1.250%) due 07/15/35 § ~	7,000,000	7,001,592
BX Commercial Mortgage Trust 5.484% (USD LIBOR + 3.000%) due 11/15/35 § ~	10,132,147	10,188,035
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	35,344	22,390
CD Mortgage Trust (IO) 1.318% due 05/10/50 §	32,047,477	2,432,109
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 ~	160,000	163,616

	Principal Amount	Value
Cold Storage Trust 3.734% (USD LIBOR + 1.250%) due 04/15/36 § ~	$7,270,000	$7,279,500
Commercial Mortgage Trust 4.300% due 10/10/46	510,000	535,674
4.762% due 10/10/46 §	450,000	472,697
5.084% due 10/10/46 §	220,000	228,457
4.832% due 08/15/45 § ~	2,390,000	2,272,358
Commercial Mortgage Trust (IO) 1.869% due 10/15/45 §	25,807,908	1,401,932
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	3,165,011	2,141,004
5.869% due 09/15/40 §	659,703	503,067
6.159% due 06/15/38 §	248,947	141,329
Credit Suisse Mortgage Trust 3.881% due 11/15/37 ~	752,630	789,534
5.715% (USD LIBOR + 3.231%) due 08/15/20 § ~	4,120,000	4,125,204
8.104% (USD LIBOR + 5.620%) due 07/15/32 § ~	7,500,000	7,383,120
3.953% due 09/15/37 ~	1,800,000	1,860,190
4.373% due 09/15/37 ~	1,700,000	1,567,472
Fannie Mae - Aces 3.555% due 09/25/28 §	3,420,000	3,586,791
Fannie Mae - Aces (IO) 0.364% due 10/25/24 §	106,704,040	1,825,952
Freddie Mac Multifamily Structured Pass-Through Certificates 0.710% due 01/25/24 §	91,241,537	2,723,569
1.479% due 10/25/21 §	1,245,562	40,637
3.030% (USD LIBOR + 0.540%) due 12/25/28 §	710,000	711,677
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.034% due 04/25/20 §	14,064,405	107,033
1.569% due 07/25/21 §	6,041,643	183,331
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	56,593,728	294,468
GE Commercial Mortgage Corp Trust 5.439% due 12/10/49 §	6,530,000	1,576,495
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	265,436	246,147
Government National Mortgage Association 3.367% due 03/16/57 §	3,706,956	3,725,204
Government National Mortgage Association (IO) 0.411% due 01/16/53 §	75,032,861	2,139,690
0.759% due 11/16/55 §	32,240,648	1,343,142
GS Mortgage Securities Corp II 3.777% due 05/10/50 §	3,880,000	3,975,773
3.784% (USD LIBOR + 1.300%) due 09/15/31 § ~	8,570,000	8,419,039
4.013% due 05/10/50 §	550,000	563,433
GS Mortgage Securities Trust 5.161% due 11/10/46 §	1,070,000	1,157,027
5.622% due 11/10/39	1,590,952	1,373,612
JP Morgan Chase Commercial Mortgage Securities Trust 5.322% due 01/15/49 §	6,140,000	1,322,593
5.438% due 01/15/49 ~	10,060,000	2,167,091
5.502% due 06/12/47 §	2,510,000	1,922,979
5.607% due 02/12/49 §	1,387,925	1,005,552
6.201% due 02/15/51 §	37,910	35,312
JPMBB Commercial Mortgage Securities Trust
4.617% due 08/15/48 §	2,470,000	2,612,187
4.892% due 01/15/47 §	510,000	544,427
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 § ~	4,781,204	4,766,373

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Magnolia Finance X Ltd (Ireland) 3.408% (GBP LIBOR + 2.483%) due 03/12/20 § ~ ±	GBP 6,378,309	$8,099,740
4.675% (GBP LIBOR + 3.750%) due 03/12/20 § ~ ±	2,100,410	2,667,286
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	$1,185,124	869,318
5.450% due 08/12/48 § ~	149,637	109,762
5.920% due 09/12/49 §	1,681,028	1,084,263
Morgan Stanley Capital I Trust 5.438% due 03/15/44	101,345	102,021
Rosslyn Portfolio Trust 3.434% (USD LIBOR + 0.950%) due 06/15/33 § ~	3,490,000	3,492,047
Shops at Crystals Trust 3.126% due 07/05/36 ~	15,000,000	14,704,834
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	2,878,066	2,918,441
WFRBS Commercial Mortgage Trust 3.979% due 06/15/46 § ~	1,120,000	1,028,710
4.204% due 11/15/47 §	3,830,000	3,877,168
4.723% due 03/15/47 §	340,000	357,873
WFRBS Commercial Mortgage Trust (IO) 1.060% due 03/15/47 §	9,663,731	377,666
1.387% due 06/15/45 § ~	2,700,391	91,395

		172,950,634

Collateralized Mortgage Obligations - Residential - 8.2%

Adjustable Rate Mortgage Trust 2.986% (USD LIBOR + 0.500%) due 03/25/36 §	441,265	213,614
4.076% due 10/25/35 §	3,277,417	3,010,290
Alternative Loan Trust 6.000% due 03/25/27	81,301	83,779
6.000% due 05/25/36	3,624,288	2,771,440
6.500% due 09/25/34	60,558	58,502
6.500% due 09/25/36	1,796,785	1,527,545
11.472% (16.940% - USD LIBOR) due 06/25/35 §	4,260,653	4,924,184
18.658% (28.600% - USD LIBOR) due 07/25/36 §	1,211,303	1,760,015
BCAP LLC Trust 0.185% due 03/28/37 § ~	5,639,935	5,455,810
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.666% (USD LIBOR + 0.180%) due 08/25/47 § ~	398,443	346,755
Citigroup Mortgage Loan Trust 4.556% due 04/25/37 §	805,555	756,489
6.500% due 10/25/36 ~	1,914,842	1,513,978
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35	1,201,086	1,086,451
5.750% due 02/25/37	5,247,430	4,194,018
Credit Suisse Mortgage Trust 3.500% due 02/25/48 § ~	32,608,685	31,964,047
4.250% due 01/27/36 § ~	12,526,827	11,571,618
Fannie Mae 2.836% (USD LIBOR + 0.350%) due 05/25/34 §	451,089	450,305
4.000% due 04/25/40 - 07/25/40	27,248,023	28,088,542
5.500% due 04/25/42	3,266,649	3,595,590
6.000% due 05/25/42	1,118,867	1,211,769
6.500% due 06/25/39 - 07/25/42	2,445,009	2,786,210
7.000% due 05/25/42	460,035	539,997
Fannie Mae (IO) 1.425% due 04/25/36	262,022	17,837
1.465% due 08/25/55	1,234,446	63,071
1.647% due 08/25/44	3,599,327	188,471
1.667% due 10/25/35 §	405,382	35,202

	Principal Amount	Value
2.656% due 12/25/36 §	$1,837,895	$160,130
2.676% due 07/25/36 §	367,098	37,527
3.000% due 11/25/26 - 09/25/32	8,833,510	689,659
3.500% due 07/25/28 - 11/25/41	3,638,679	530,677
3.660% (6.150% - USD LIBOR) due 09/25/41 §	4,274,456	544,373
3.665% (6.150% - USD LIBOR) due 03/25/42 - 08/25/45 §	7,166,918	1,255,032
3.995% (6.480% - USD LIBOR) due 04/25/40 §	641,111	115,986
4.000% due 11/25/41	3,245,782	637,788
4.115% (6.600% - USD LIBOR) due 07/25/42 §	547,319	92,473
4.165% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	1,986,056	256,731
4.500% due 11/25/39	407,052	82,456
5.000% due 01/25/38 - 01/25/39	920,677	178,152
5.000% due 01/25/39 §	243,002	53,436
5.500% due 01/25/39 §	225,598	42,616
6.000% due 01/25/38 - 07/25/38	957,859	203,104
Fannie Mae (PO) 0.531% due 03/25/42	209,451	185,438
Fannie Mae Connecticut Avenue Securities 7.486% (USD LIBOR + 5.000%) due 11/25/24 §	4,391,165	4,904,247
7.736% (USD LIBOR + 5.250%) due 10/25/23 §	2,512,219	2,839,414
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	12,825,622	12,764,995
Freddie Mac 3.000% due 08/15/48	4,489,347	4,447,453
3.484% (USD LIBOR + 1.000%) due 02/15/32 §	66,523	67,243
3.500% due 10/15/37	2,700,000	2,737,313
4.000% due 12/15/39	6,603,749	6,846,942
5.000% due 02/15/30 - 03/15/35	10,644,653	11,420,523
6.000% due 05/15/36	2,026,305	2,281,039
Freddie Mac (IO) 0.250% due 01/15/38 §	111,626	745
1.522% due 04/15/41 §	1,804,276	90,871
3.000% due 12/15/31	961,485	86,830
3.466% (5.950% - USD LIBOR) due 10/15/41 §	1,755,223	265,183
3.500% due 06/15/27 - 04/15/43	5,378,979	591,244
3.516% (6.000% - USD LIBOR) due 05/15/44 §	6,956,579	1,120,841
3.546% (6.030% - USD LIBOR) due 09/15/37 §	1,305,673	174,705
3.566% (6.050% - USD LIBOR) due 08/15/39 §	1,254,208	155,621
3.716% (6.200% - USD LIBOR) due 05/15/39 §	944,343	81,118
3.746% (6.230% - USD LIBOR) due 01/15/40 §	257,468	37,255
3.766% (6.250% - USD LIBOR) due 09/15/42 §	1,128,062	164,144
3.806% (6.290% - USD LIBOR) due 11/15/36 §	479,101	70,399
4.000% due 04/15/43	812,186	98,698
Freddie Mac Structured Agency Credit Risk Debt Notes 5.736% (USD LIBOR + 3.250%) due 07/25/29 §	12,670,000	13,611,090
6.986% (USD LIBOR + 4.500%) due 02/25/24 §	3,590,000	4,004,094
7.436% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	4,946,924
11.836% (USD LIBOR + 9.350%) due 04/25/28 §	2,866,771	3,703,148

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association 2.750% due 03/20/48	$1,823,385	$1,829,572
2.809% (USD LIBOR + 0.300%) due 02/20/68 - 05/20/68 §	5,577,446	5,548,600
2.809% (USD LIBOR + 0.300%) due 07/20/68 §	1,465,987	1,456,535
2.859% (USD LIBOR + 0.350%) due 08/20/58 §	14,241,065	14,203,445
3.009% (USD LIBOR + 0.500%) due 03/20/61 §	2,040,899	2,041,827
3.500% (USD LIBOR + 1.000%) due 05/20/60	470,732	476,073
4.500% due 10/20/39	6,307,010	6,526,476
5.000% due 07/20/39	3,000,000	3,149,091
Government National Mortgage Association (IO)
0.944% due 11/20/42 §	322,079	11,143
3.112% (5.600% - USD LIBOR) due 08/20/44 §	1,928,806	252,958
3.500% due 04/20/27 - 05/20/43	4,065,766	356,847
3.618% (6.100% - USD LIBOR) due 08/16/42 §	1,030,880	167,451
3.668% (6.150% - USD LIBOR) due 06/16/43 §	1,926,572	203,807
3.718% (6.200% - USD LIBOR) due 10/16/42 §	1,429,771	252,541
3.992% (6.480% - USD LIBOR) due 04/20/40 §	170,557	26,116
4.000% due 04/16/45	1,609,458	308,663
4.015% (6.500% - USD LIBOR) due 03/20/39 §	154,969	4,055
4.062% (6.550% - USD LIBOR) due 06/20/40 §	2,625,156	440,504
4.118% (6.600% - USD LIBOR) due 04/16/42 §	2,735,786	556,799
4.162% (6.650% - USD LIBOR) due 01/20/40 §	208,520	17,285
5.000% due 10/20/44	8,245,961	1,707,168
GSMSC Resecuritization Trust 3.100% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	12,107,940
Impac CMB Trust 3.006% (USD LIBOR + 0.520%) due 11/25/35 §	2,612,296	2,380,394
IndyMac INDX Mortgage Loan Trust 2.746% (USD LIBOR + 0.260%) due 06/25/35 §	1,644,131	1,575,991
JP Morgan Mortgage Trust 3.500% due 09/25/48 § ~	16,727,591	16,813,836
3.500% due 10/25/48 § ~	27,600,864	27,539,397
4.620% due 08/25/35 §	821,317	829,521
Lehman Mortgage Trust 3.236% (USD LIBOR + 0.750%) due 12/25/35 §	4,702,312	3,603,814
6.000% due 05/25/37	1,037,273	1,040,176
MASTR Adjustable Rate Mortgages Trust 4.727% due 04/21/34 §	823,550	850,123
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,364,774	1,381,184
Merrill Lynch Mortgage Investors Trust 3.978% due 06/25/35 §	1,508,593	1,510,105
Morgan Stanley Mortgage Loan Trust 4.092% due 07/25/35 §	1,065,971	986,337
4.282% due 07/25/34 §	297,984	292,542
Morgan Stanley Resecuritization Trust 3.042% (US FED + 0.710%) due 12/27/46 § ~	26,150,065	19,919,720
3.102% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	4,289,324

	Principal Amount	Value
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	$1,816,619	$1,823,421
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	5,955,312	6,109,588
Nomura Resecuritization Trust 3.245% (US FED + 1.000%) due 08/26/46 § ~	5,779,593	4,246,926
RAAC Trust 6.000% due 09/25/34	21,185	21,221
Residential Asset Securitization Trust 2.986% (USD LIBOR + 0.500%) due 07/25/36 §	502,105	429,024
6.000% due 08/25/36	1,200,511	1,047,033
Structured Adjustable Rate Mortgage Loan Trust
3.962% due 05/25/36 §	2,121,465	1,822,868
4.351% due 08/25/36 §	5,486,562	4,756,753
WaMu Mortgage Pass-Through Certificates Trust
3.325% due 10/25/36 §	1,037,094	953,506
3.943% due 07/25/37 §	2,923,715	2,712,622
4.346% due 09/25/33 §	151,493	156,385
Washington Mutual Mortgage Pass-Through Certificates Trust 3.097% (US FED + 0.700%) due 01/25/47 §	5,790,733	4,786,625
6.000% due 07/25/36	608,124	498,052
Wells Fargo Mortgage Loan Trust 3.148% due 08/27/35 § ~	13,844	13,888
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37	643,041	642,084

		355,470,542

Fannie Mae - 12.0%

2.500% due 01/01/28 - 02/01/28	1,842,898	1,842,662
2.810% due 04/01/25	120,000	120,863
3.000% due 12/01/37 - 11/01/48	68,639,164	68,536,583
3.000% due 05/01/49	64,200,000	63,866,460
3.500% due 04/01/34	47,400,000	48,492,562
3.500% due 09/01/42 - 03/01/57	73,823,107	75,037,473
3.500% due 04/01/49	124,300,000	126,033,403
3.540% due 01/01/29	7,880,000	8,253,339
3.660% due 02/01/29	3,400,000	3,595,681
3.790% due 01/01/29	500,000	533,801
3.820% due 01/01/29	490,000	524,738
4.000% due 10/01/42 - 06/01/57	37,429,404	38,897,781
4.500% due 04/01/23 - 09/01/57	50,581,196	53,364,104
5.000% due 07/01/33 - 04/01/49	24,143,729	25,758,095
5.500% due 04/01/37 - 11/01/38	1,572,791	1,721,289
6.000% due 04/01/33 - 08/01/37	460,349	508,422
6.500% due 05/01/40	2,009,645	2,299,384
7.000% due 02/01/39	989,947	1,139,670

		520,526,310

Freddie Mac - 6.0%

3.000% due 02/01/38 - 04/01/49	46,207,982	46,092,530
3.500% due 10/01/42 - 04/01/49	56,469,654	57,451,586
4.000% due 10/01/25 - 07/01/48	57,616,991	59,523,040
4.000% due 09/01/48	47,856,366	49,398,715
4.500% due 07/01/23 - 04/01/49	23,146,739	24,383,868
5.000% due 12/01/35 - 04/01/49	18,789,178	20,049,478
5.500% due 08/01/37 - 12/01/38	1,408,831	1,544,678
6.000% due 10/01/36 - 11/01/39	3,611,700	3,985,062
6.500% due 09/01/39	637,409	726,409
7.000% due 03/01/39	290,010	332,164

		263,487,530

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association - 11.9%

3.000% due 09/15/42 - 02/20/48	$68,449,565	$68,848,858
3.000% due 04/01/49	57,300,000	57,579,786
3.144% (USD LIBOR + 0.624%) due 08/20/60 §	694,128	703,490
3.500% due 06/20/44 - 06/15/48	11,650,168	11,925,147
3.500% due 04/01/49	153,600,000	156,996,001
4.000% due 02/20/33 - 09/20/48	24,182,834	24,998,759
4.000% due 04/01/49	83,700,000	86,456,214
4.500% due 01/20/40 - 04/01/49	67,572,257	70,413,820
5.000% due 01/15/40 - 01/20/49	33,199,410	35,009,099
5.500% due 06/15/36	387,512	426,433
6.000% due 06/20/35 - 03/20/42	4,988,835	5,536,055
6.500% due 10/20/37	586,306	677,974

		519,571,636

Total Mortgage-Backed Securities (Cost $1,824,439,065)		1,832,006,652

ASSET-BACKED SECURITIES - 2.0%

Asset-Backed Pass-Through Certificates 3.176% (USD LIBOR + 0.690%) due 04/25/34 §	479,158	481,428
Avis Budget Rental Car Funding AESOP LLC 3.450% due 03/20/23 ~	6,960,000	7,042,420
Bear Stearns Asset-Backed Securities Trust 3.626% (USD LIBOR + 1.140%) due 09/25/34 §	3,341	3,349
Citigroup Mortgage Loan Trust 2.556% (USD LIBOR + 0.070%) due 05/25/37 §	223,721	162,137
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 § ~	9,038,941	9,198,967
Credit Suisse Mortgage Trust 3.091% due 07/25/57 § ~	9,880,000	9,490,758
Credit-Based Asset Servicing & Securitization LLC 3.266% (USD LIBOR + 0.780%) due 07/25/33 §	819,683	798,434
Ford Credit Floorplan Master 2018 4 A 4.060% due 11/15/30	7,020,000	7,336,093
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	501,380
Hertz Vehicle Financing II LP 3.290% due 02/25/24 ~	3,850,000	3,837,881
3.560% due 10/25/21 ~	9,620,000	9,609,472
5.330% due 09/25/21 ~	10,344,000	10,351,059
Origen Manufactured Housing Contract Trust
4.322% due 10/15/37 §	7,287,114	7,067,565
4.902% due 04/15/37 §	5,070,657	4,851,894
RAMP Trust 2.756% (USD LIBOR + 0.270%) due 10/25/36 §	3,325,124	3,317,328
SBA Small Business Investment Cos 3.113% due 03/10/29	3,010,000	3,057,318
3.548% due 09/10/28	1,236,588	1,279,814
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 ~	1,548,203	1,526,152
SLM Student Loan Trust 3.361% (USD LIBOR + 0.750%) due 03/15/33 § ~	3,168,556	3,129,710

	Shares
SoFi Professional Loan Program LLC due 08/25/36 ~	13	2,384,251

	Principal Amount	Value
Structured Asset Investment Loan Trust 3.486% (USD LIBOR + 1.000%) due 10/25/33 §	$1,402,084	$1,394,071

Total Asset-Backed Securities (Cost $86,376,081)		86,821,481

U.S. GOVERNMENT AGENCY ISSUES - 1.0%

Fannie Mae 2.471% due 10/09/19	22,680,000	22,390,630
6.625% due 11/15/30	15,850,000	21,871,569

Total U.S. Government Agency Issues (Cost $43,076,041)		44,262,199

U.S. TREASURY OBLIGATIONS - 9.0%

U.S. Treasury Bonds - 1.4%

3.000% due 08/15/48	160,000	166,047
3.000% due 02/15/49	4,010,000	4,163,821
3.375% due 11/15/48	5,590,000	6,236,890
3.750% due 11/15/43	41,100,000	48,294,908

		58,861,666

U.S. Treasury Inflation Protected Securities - 1.1%

0.750% due 02/15/42 ^	7,440,852	7,261,735
1.000% due 02/15/49 ^	13,503,240	13,889,145
1.375% due 02/15/44 ^	16,285,948	18,036,343
2.125% due 02/15/40 ^	5,112,199	6,390,055
2.125% due 02/15/41 ^	2,976,817	3,741,455

		49,318,733

U.S. Treasury Notes - 6.5%

2.125% due 03/31/24 #	17,050,000	16,965,083
2.250% due 03/31/26	54,410,000	54,205,963
2.375% due 02/29/24	27,250,000	27,445,859
2.500% due 01/31/21	56,030,000	56,242,301
2.625% due 01/31/26	3,860,000	3,937,200
2.625% due 02/15/29	7,470,000	7,616,336
2.750% due 08/31/23	105,000,000	107,309,180
2.875% due 10/15/21 ‡	9,670,000	9,820,527

		283,542,449

Total U.S. Treasury Obligations (Cost $388,364,436)		391,722,848

FOREIGN GOVERNMENT BONDS & NOTES - 8.0%

Abu Dhabi Government (United Arab Emirates) 2.500% due 10/11/22 ~	7,560,000	7,498,386
Argentina POM Politica Monetaria (Argentina) 67.778% (ARS Reference Rate + 0.000%) due 06/21/20 §	ARS 14,990,000	386,354
Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	142,410,000	2,348,183
Argentine Republic Government (Argentina) 3.750% due 12/31/38 §	$9,140,000	5,312,625
5.625% due 01/26/22	16,550,000	14,307,475
5.875% due 01/11/28	280,000	215,635
7.125% due 07/06/36	1,240,000	957,125
7.500% due 04/22/26	2,600,000	2,212,925
7.625% due 04/22/46	1,850,000	1,463,812
Brazil Notas do Tesouro Nacional ‘F’ (Brazil)
10.000% due 01/01/21	BRL 67,411,000	18,006,817
10.000% due 01/01/23	62,999,000	17,044,231
10.000% due 01/01/27	6,493,000	1,761,533

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Brazilian Government (Brazil) 2.625% due 01/05/23	$660,000	$642,345
4.625% due 01/13/28	2,620,000	2,645,571
5.000% due 01/27/45	11,070,000	10,230,064
5.625% due 01/07/41	4,690,000	4,719,312
5.625% due 02/21/47	7,120,000	7,088,850
China Government (China) 3.310% due 11/30/25 ~	CNY 109,500,000	16,466,876
3.380% due 11/21/24 ~	17,000,000	2,571,224
3.390% due 05/21/25 ~	20,500,000	3,096,552
Colombia Government (Colombia) 5.625% due 02/26/44	$3,930,000	4,439,721
Ecuador Government (Ecuador) 7.875% due 01/23/28 ~	2,470,000	2,358,232
Egypt Government (Egypt) 5.577% due 02/21/23 ~	3,500,000	3,481,870
Indonesia Government (Indonesia) 3.500% due 01/11/28	530,000	516,538
3.750% due 04/25/22 ~	1,490,000	1,511,572
3.850% due 07/18/27 ~	1,190,000	1,191,271
4.350% due 01/11/48	1,460,000	1,441,140
4.750% due 02/11/29	4,900,000	5,253,231
4.750% due 07/18/47 ~	400,000	410,354
4.875% due 05/05/21 ~	6,730,000	6,986,346
5.125% due 01/15/45 ~	2,540,000	2,708,349
5.250% due 01/08/47 ~	2,930,000	3,179,361
5.375% due 10/17/23 ~	400,000	433,621
5.875% due 03/13/20 ~	260,000	267,811
5.875% due 01/15/24 ~	973,000	1,074,761
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,903,468,822	17,858,223
Kenya Government (Kenya) 6.875% due 06/24/24 ~	$2,590,000	2,665,136
7.250% due 02/28/28 ~	1,210,000	1,225,222
Kuwait Government (Kuwait) 3.500% due 03/20/27 ~	4,750,000	4,861,862
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 311,561,300	15,473,851
7.750% due 11/23/34	171,270,000	8,401,740
7.750% due 11/13/42	962,047,500	46,079,549
8.000% due 11/07/47	602,530,000	29,491,896
10.000% due 12/05/24	109,240,000	6,183,827
Mexico Government (Mexico) 4.600% due 02/10/48	$2,650,000	2,568,181
Nigeria Government (Nigeria) 6.500% due 11/28/27 ~	1,440,000	1,426,742
7.143% due 02/23/30 ~	2,400,000	2,405,626
Peruvian Government (Peru) 5.625% due 11/18/50	2,350,000	3,020,925
6.550% due 03/14/37	850,000	1,148,563
Provincia de Buenos Aires (Argentina) 6.500% due 02/15/23 ~	2,060,000	1,684,050
7.875% due 06/15/27 ~	1,770,000	1,296,525
Qatar Government (Qatar) 4.000% due 03/14/29 ~	2,980,000	3,075,899
4.817% due 03/14/49 ~	9,070,000	9,560,070
Republic of Poland Government (Poland) 4.000% due 01/22/24	9,520,000	9,971,419
Russian Federal (Russia) 7.000% due 01/25/23	RUB 198,150,000	2,937,295
7.000% due 08/16/23	234,570,000	3,465,248
7.050% due 01/19/28	657,663,000	9,355,272
8.150% due 02/03/27	458,179,000	7,023,689

Total Foreign Government Bonds & Notes (Cost $380,093,289)		345,410,883

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 11.9%

Repurchase Agreements - 9.1%

Deutsche Bank Securities Inc 2.550% due 04/01/19 (Dated 03/29/19, repurchase price of $83,017,638; collateralized by U.S. Treasury Inflation Index Notes: 0.125% due 04/15/21 and value $84,757,305)	$83,000,000	$83,000,000
Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $311,716,951; collateralized by U.S. Treasury Notes: 2.000% - 2.375% due 02/15/22 - 03/15/22 and value $317,939,244)	311,703,964	311,703,964

		394,703,964

U.S. Government Agency Issues - 2.8%

Federal Home Loan Bank
2.447% due 04/12/19	7,260,000	7,254,654
2.457% due 04/22/19	9,770,000	9,756,265
2.460% due 06/12/19	20,580,000	20,480,804
2.465% due 07/08/19	48,750,000	48,430,173
2.470% due 05/22/19	25,230,000	25,143,861
2.495% due 09/27/19	12,320,000	12,172,981

		123,238,738

Total Short-Term Investments (Cost $517,939,410)		517,942,702

TOTAL INVESTMENTS - 113.2% (Cost $4,907,742,401)		4,924,454,353

DERIVATIVES - 0.4%
(See Notes (b) through (f) in Notes to Schedule of Investments)		21,133,665

OTHER ASSETS & LIABILITIES, NET - (13.6%)		(593,506,082)

NET ASSETS - 100.0%		$4,352,081,936

Notes to Schedule of Investments

(a)	An investment with a value of $906,500 or less than 0.1% of the Fund’s net assets was in default as of March 31, 2019.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(b)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	06/19	205	$14,543,007	$14,573,450	$30,443
CAD FX	06/19	1,278	95,719,960	95,888,340	168,380
CHF FX	06/19	51	6,409,871	6,447,675	37,804
Euro FX	06/19	923	130,857,300	130,241,069	(616,231)
Euro-Bobl	06/19	53	7,847,242	7,915,541	68,299
Euro-BTP	06/19	531	75,269,654	77,118,728	1,849,074
Euro-Bund	04/19	94	15,584,523	15,573,000	(11,523)
Eurodollar	12/19	8,462	2,055,111,080	2,064,093,350	8,982,270
Eurodollar	03/20	71	17,340,990	17,339,087	(1,903)
Eurodollar	06/20	1,529	371,932,634	373,744,937	1,812,303
Eurodollar	03/21	887	216,383,640	217,048,900	665,260
GBP FX	06/19	178	14,755,489	14,524,800	(230,689)
JPY FX	06/19	9	1,018,935	1,021,331	2,396
MXN FX	06/19	1,542	39,142,342	39,205,349	63,007
U.S. Treasury 2-Year Notes	06/19	2,924	621,105,075	623,086,125	1,981,050
U.S. Treasury 30-Year Bonds	06/19	2,037	297,060,263	304,849,782	7,789,519
U.S. Treasury 5-Year Notes	06/19	9,930	1,141,279,166	1,150,173,282	8,894,116
U.S. Treasury Ultra Long Bonds	06/19	5,132	831,773,193	862,176,000	30,402,807

					61,886,382

Short Futures Outstanding
Australia 10-Year Notes	06/19	55	5,309,324	5,411,012	(101,688)
Euro-Bund	04/19	128	20,944,585	20,927,000	17,585
Euro-Bund	06/19	2,725	442,353,827	453,276,500	(10,922,673)
Euro-Buxl	06/19	105	21,477,562	22,574,439	(1,096,877)
Euro-OAT	06/19	18	3,194,765	3,284,552	(89,787)
Japan 10-Year Bonds	06/19	68	93,713,486	94,045,295	(331,809)
Long Gilt	06/19	188	31,264,015	31,677,607	(413,592)
U.S. Treasury 10-Year Notes	06/19	12,771	1,567,375,281	1,586,397,656	(19,022,375)
U.S. Treasury Ultra 10-Year Notes	06/19	681	88,390,215	90,424,031	(2,033,816)

					(33,995,032)

Total Futures Contracts					$27,891,350

(c)	Forward foreign currency contracts outstanding as of March 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	158,230,000	USD	3,218,346	09/19	JPM	$-	($290,350)
BRL	88,220,235	USD	23,725,823	04/19	BRC	-	(1,216,804)
BRL	65,063,156	USD	17,092,138	04/19	CIT	-	(491,548)
BRL	112,270,000	USD	29,947,451	04/19	JPM	-	(1,302,236)
BRL	74,520,000	USD	18,889,255	07/19	BRC	-	(10,174)
BRL	120,410,000	USD	30,864,862	07/19	CIT	-	(359,895)
CAD	19,003,324	USD	14,346,516	04/19	BRC	-	(122,829)
CAD	54,327,610	USD	40,821,585	04/19	JPM	-	(151,079)
CNH	119,846,290	USD	17,794,549	04/19	JPM	31,572	-
CNY	613,819	USD	89,013	04/19	BRC	2,351	-
CNY	613,819	USD	91,292	07/19	BRC	-	(76)
EUR	3,200,000	USD	3,657,786	04/19	CIT	-	(63,618)
GBP	3,250,600	USD	4,304,556	04/19	BRC	-	(67,591)
GBP	985,250	USD	1,264,549	04/19	CIT	19,667	-
IDR	880,041,185,000	USD	60,440,314	04/19	CIT	1,159,369	-
IDR	227,686,690,147	USD	15,966,809	04/19	JPM	-	(29,569)
INR	2,443,448,000	USD	34,084,553	04/19	BRC	1,055,825	-
INR	596,872,530	USD	8,665,397	04/19	JPM	-	(81,492)
MXN	1,699,246,356	USD	88,262,004	04/19	CIT	-	(929,316)
MXN	449,714,065	USD	23,101,236	04/19	CIT	11,798	-
MXN	77,151,699	USD	4,016,886	04/19	JPM	-	(51,678)
PHP	1,957,843,000	USD	37,003,270	04/19	JPM	147,451	-
RUB	561,715,036	USD	8,686,539	04/19	BRC	-	(146,981)
RUB	2,045,276,815	USD	30,146,316	04/19	CIT	947,314	-
RUB	187,721,491	USD	2,796,762	04/19	JPM	57,102	-
TWD	7,635,300	USD	249,145	04/19	BRC	-	(1,644)
TWD	7,635,300	USD	248,286	07/19	JPM	233	-
USD	41,849	AUD	59,002	04/19	BRC	-	(59)
USD	16,674,508	AUD	23,297,125	04/19	BRC	127,316	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	56,905	AUD	80,003	04/19	CIT	$81	$-
USD	26,198	AUD	37,002	04/19	JPM	-	(84)
USD	19,019,908	BRL	74,520,000	04/19	BRC	6,446	-
USD	31,073,548	BRL	120,410,000	04/19	CIT	351,447	-
USD	6,168,609	CAD	8,100,000	04/19	JPM	107,323	-
USD	17,409,903	CNH	119,846,290	04/19	BRC	-	(416,218)
USD	17,784,515	CNH	119,846,290	07/19	JPM	-	(35,119)
USD	91,437	CNY	613,819	04/19	BRC	74	-
USD	438,336	COP	1,403,749,200	04/19	CIT	-	(1,580)
USD	142,352,579	EUR	122,983,634	04/19	CIT	4,220,117	-
USD	4,632,350	GBP	3,500,000	04/19	CIT	70,307	-
USD	2,428,942	JPY	270,000,000	04/19	CIT	-	(10,381)
USD	23,568,851	JPY	2,531,860,208	04/19	CIT	694,681	-
USD	123,914,981	MXN	2,401,078,568	04/19	CIT	501,727	-
USD	26,180,322	MXN	493,930,000	04/19	GSC	794,812	-
USD	19,087,500	MXN	375,193,440	05/19	JPM	-	(108,873)
USD	37,073,338	PHP	1,957,843,000	04/19	JPM	-	(77,383)
USD	36,725,624	PHP	1,957,843,000	07/19	JPM	-	(103,251)
USD	247,337	TWD	7,635,300	04/19	JPM	-	(164)
ZAR	107,540,000	USD	7,675,946	04/19	BRC	-	(236,257)

Total Forward Foreign Currency Contracts						$10,307,013	($6,306,249)

(d)	Purchased options outstanding as of March 31, 2019 were as follows:

Credit Default Swaptions – Sell Protection
Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CDX IG31 5Y	0.650%	04/17/19	BOA	$34,410,000	$37,851	$132,317

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value (3)
Call - EUR versus USD	$1.14	11/04/19	CIT	$57,308,478	$1,079,978	$1,026,968

Put - AUD versus USD	0.74	04/02/19	CIT	34,200,000	273,018	34
Put - MXN versus USD	MXN 19.00	04/11/19	CIT	43,730,000	640,776	55,187
Put - MXN versus USD	19.21	05/13/19	JPM	50,900,000	689,186	361,034
Put - EUR versus USD	$1.16	06/21/19	GSC	43,460,000	300,309	131,814

					1,903,289	548,069

Total Foreign Currency Options					$2,983,267	$1,575,037

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - EUR FX (04/19)	$1.14	04/05/19	CME	45	$6,384,375	$14,188	$5,625
Call - AUD FX (04/19)	71.00	04/05/19	CME	21	1,491,000	8,942	7,560
Call - AUD FX (04/19)	71.50	04/05/19	CME	37	2,645,500	24,513	5,920
Call - AUD FX (04/19)	72.00	04/05/19	CME	19	1,368,000	12,018	1,140
Call - CAD FX (04/19)	76.00	04/05/19	CME	52	3,952,000	31,330	520
Call - U.S. Treasury 10-Year Notes (05/19)	130.00	04/26/19	CME	10,454	1,359,020,000	181,429	326,687
Call - U.S. Treasury Bonds (05/19)	151.00	04/26/19	CME	68	10,268,000	47,398	43,562
Call - EUR FX (05/19)	1.14	05/03/19	CME	45	6,384,375	38,088	28,688
Call - EUR FX (05/19)	1.15	05/03/19	CME	118	16,962,500	85,808	22,125
Call - AUD FX (05/19)	71.00	05/03/19	CME	45	3,195,000	31,612	31,500
Call - AUD FX (05/19)	71.50	05/03/19	CME	46	3,289,000	25,875	21,620
Call - CAD FX (05/19)	75.00	05/03/19	CME	45	3,375,000	18,562	24,750
Call - U.S. Treasury 10-Year Notes (06/19)	129.00	05/24/19	CME	800	103,200,000	38,884	50,000
Call - U.S. Treasury 10-Year Notes (06/19)	136.50	05/24/19	CME	4,126	563,199,000	71,607	64,469

						630,254	634,166

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value

Put - CAD FX (04/19)	$75.50	04/05/19	CME	39	$2,944,500	$25,837	$21,060
Put - U.S. Treasury 2-Year Notes (05/19)	105.25	04/26/19	CME	1,186	249,653,000	20,584	1,186
Put - U.S. Treasury 5-Year Notes (05/19)	111.00	04/26/19	CME	11,061	1,227,771,000	105,555	11,061
Put - U.S. Treasury 10-Year Notes (05/19)	124.25	04/26/19	CME	136	16,898,000	60,267	74,375
Put - U.S. Treasury 10-Year Notes (05/19)	124.50	04/26/19	CME	68	8,466,000	36,243	46,750
Put - U.S. Treasury Bonds (05/19)	129.00	04/26/19	CME	933	120,357,000	16,192	933
Put - U.S. Treasury Bonds (05/19)	130.00	04/26/19	CME	881	114,530,000	15,290	881
Put - U.S. Treasury Bonds (05/19)	131.00	04/26/19	CME	193	25,283,000	3,350	193
Put - U.S. Treasury Bonds (05/19)	148.00	04/26/19	CME	17	2,516,000	18,358	7,438
Put - U.S. Treasury Bonds (05/19)	148.50	04/26/19	CME	27	4,009,500	22,406	16,031
Put - U.S. Treasury Bonds (05/19)	149.00	04/26/19	CME	51	7,599,000	43,120	40,641
Put - EUR FX (05/19)	1.14	05/03/19	CME	23	3,263,125	19,607	32,200
Put - U.S. Treasury 2-Year Notes (06/19)	105.63	05/24/19	CME	318	67,180,680	5,519	4,969
Put - U.S. Treasury 5-Year Notes (06/19)	111.75	05/24/19	CME	2,000	223,500,000	34,710	15,626
Put - U.S. Treasury 10-Year Notes (06/19)	121.00	05/24/19	CME	206	24,926,000	10,012	9,656

						437,050	283,000

Total Options on Futures						$1,067,304	$917,166

Total Purchased Options						$4,088,422	$2,624,520

(e)	Premiums received and value of written options outstanding as of March 31, 2019 were as follows:

Credit Default Swaptions - Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG31	0.800%	04/17/19	BOA	$34,410,000	$34,410	($3,221)
Put - CDX IG31	0.700%	06/19/19	BOA	7,430,000	12,631	(7,403)

					$47,041	($10,624)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 20.00	04/11/19	CIT	$43,730,000	$580,865	($57,286)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - EUR FX (04/19)	$1.16	04/05/19	CME	66	$9,528,750	$38,610	($412)
Call - U.S. Treasury 5-Year Notes (05/19)	115.25	04/26/19	CME	175	20,168,750	42,081	(120,313)
Call - U.S. Treasury 5-Year Notes (05/19)	116.25	04/26/19	CME	879	102,183,750	182,323	(171,680)
Call - U.S. Treasury 10-Year Notes (05/19)	122.50	04/26/19	CME	160	19,600,000	60,020	(282,500)
Call - U.S. Treasury 10-Year Notes (05/19)	123.00	04/26/19	CME	14	1,722,000	4,570	(18,594)
Call - U.S. Treasury 10-Year Notes (06/19)	123.50	04/26/19	CME	102	12,597,000	30,105	(95,625)
Call - U.S. Treasury 10-Year Notes (05/19)	124.50	04/26/19	CME	340	42,330,000	92,115	(138,125)
Call - U.S. Treasury 10-Year Notes (05/19)	125.00	04/26/19	CME	524	65,500,000	155,453	(131,000)
Call - U.S. Treasury 10-Year Notes (05/19)	126.00	04/26/19	CME	17	2,142,000	4,220	(1,859)
Call - U.S. Treasury 30-Year Bonds (05/19)	146.00	04/26/19	CME	18	2,628,000	12,906	(67,781)
Call - U.S. Treasury 30-Year Bonds (05/19)	150.00	04/26/19	CME	102	15,300,000	57,370	(100,406)
Call - U.S. Treasury 30-Year Bonds (05/19)	153.00	04/26/19	CME	136	20,808,000	48,640	(36,125)
Call - CAD FX (05/19)	75.50	05/03/19	CME	182	24,000,000	68,068	(101,760)
Call - U.S. Treasury 10-Year Notes (06/19)	123.00	05/24/19	CME	140	17,220,000	89,446	(207,813)
Call - U.S. Treasury 10-Year Notes (06/19)	123.50	05/24/19	CME	102	12,597,000	47,636	(116,344)
Call - U.S. Treasury 10-Year Notes (06/19)	125.00	05/24/19	CME	339	42,375,000	180,132	(153,609)
Call - U.S. Treasury 10-Year Notes (06/19)	127.00	05/24/19	CME	1	127,000	186	(141)
Call - U.S. Treasury 30-Year Bonds (06/19)	148.00	05/24/19	CME	56	8,288,000	47,153	(140,875)
Call - EUR FX (06/19)	1.15	06/07/19	CME	46	6,612,500	44,160	(21,850)

						1,205,194	(1,906,812)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - U.S. Treasury 10-Year Notes (04/19)	$123.50	04/05/19	CME	210	$25,935,000	$32,449	($13,125)
Put - U.S. Treasury 10-Year Notes (04/19)	123.75	04/12/19	CME	84	10,395,000	18,370	(18,375)
Put - U.S. Treasury 5-Year Notes (05/19)	115.00	04/26/19	CME	739	84,985,000	67,441	(46,188)
Put - U.S. Treasury 5-Year Notes (05/19)	115.25	04/26/19	CME	140	16,135,000	14,523	(15,313)
Put - U.S. Treasury 5-Year Notes (05/19)	115.50	04/26/19	CME	105	12,127,500	15,404	(20,508)
Put - U.S. Treasury 5-Year Notes (05/19)	116.25	04/26/19	CME	175	20,343,750	70,791	(108,008)
Put - U.S. Treasury 10-Year Notes (05/19)	121.00	04/26/19	CME	56	6,776,000	20,903	(56)
Put - U.S. Treasury 10-Year Notes (05/19)	122.00	04/26/19	CME	134	16,348,000	33,721	(4,187)
Put - U.S. Treasury 10-Year Notes (05/19)	122.50	04/26/19	CME	85	10,412,500	9,149	(3,984)
Put - U.S. Treasury 10-Year Notes (05/19)	123.00	04/26/19	CME	389	47,847,000	55,687	(42,547)
Put - U.S. Treasury 10-Year Notes (05/19)	123.50	04/26/19	CME	24	2,964,000	3,709	(5,250)
Put - U.S. Treasury 10-Year Notes (05/19)	123.75	04/26/19	CME	136	16,830,000	33,765	(42,500)
Put - U.S. Treasury 10-Year Notes (05/19)	124.00	04/26/19	CME	135	16,740,000	41,391	(56,953)
Put - U.S. Treasury 30-Year Bonds (05/19)	144.00	04/26/19	CME	76	10,944,000	29,556	(3,562)
Put - U.S. Treasury 30-Year Bonds (05/19)	145.00	04/26/19	CME	34	4,930,000	12,160	(2,125)
Put - U.S. Treasury 30-Year Bonds (05/19)	146.00	04/26/19	CME	119	17,374,000	28,841	(13,016)
Put - U.S. Treasury 30-Year Bonds (05/19)	147.00	04/26/19	CME	88	12,936,000	34,395	(19,250)
Put - U.S. Treasury 30-Year Bonds (05/19)	147.50	04/26/19	CME	68	10,030,000	21,132	(21,250)
Put - U.S. Treasury 5-Year Notes (06/19)	115.25	05/24/19	CME	175	20,168,750	36,611	(39,648)
Put - U.S. Treasury 10-Year Notes (06/19)	123.00	05/24/19	CME	169	20,787,000	47,255	(44,891)
Put - U.S. Treasury 10-Year Notes (06/19)	123.50	05/24/19	CME	323	39,890,500	102,239	(136,266)
Put - U.S. Treasury 30-Year Bonds (06/19)	144.00	05/24/19	CME	82	11,808,000	71,576	(12,812)
Put - U.S. Treasury 30-Year Bonds (06/19)	145.00	05/24/19	CME	51	7,395,000	15,052	(11,953)
Put - U.S. Treasury 30-Year Bonds (06/19)	146.00	05/24/19	CME	34	4,964,000	22,254	(12,219)

						838,374	(693,986)

Total Options on Futures						$2,043,568	($2,600,798)

Total Written Options						$2,671,474	($2,668,708)

(f)	Swap agreements outstanding as of March 31, 2019 were as follows:

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG32 5Y	Q	1.000%	06/20/24	ICE	$582,587,586	$10,534,982	$9,324,713	$1,210,269
CDX HY32 5Y	Q	5.000%	06/20/24	ICE	45,410,000	3,092,450	2,770,043	322,407
CDX IG32 10Y	Q	1.000%	06/20/29	ICE	14,010,000	(96,420)	(161,565)	65,145

Total Credit Default Swaps						$13,531,012	$11,933,191	$1,597,821

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counterparty	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8.410%	Brazil CETIP Interbank	Z/Z	CIT	01/02/20	BRL 500,890,000	$3,288,237	$150,544	$3,137,693

			Exchange
1.705%	3-Month USD-LIBOR	S/Q	CME	09/28/19	$36,100,000	(169,754)	-	(169,754)
1.138%	3-Month USD-LIBOR	S/Q	CME	10/17/19	81,360,000	(704,630)	-	(704,630)
1.671%	3-Month USD-LIBOR	S/Q	CME	06/14/20	99,520,000	(635,771)	(28,682)	(607,089)
7.351%	28-Day MXN TIIE	L/L	CME	04/05/21	MXN 2,643,000,000	(1,783,724)	(20,591)	(1,763,133)
2.851%	3-Month USD-LIBOR	S/Q	CME	12/18/21	$91,860,000	1,889,743	421,355	1,468,388
7.330%	28-Day MXN TIIE	L/L	CME	04/06/22	MXN 1,812,100,000	(1,406,031)	(43,807)	(1,362,224)
3.000%	3-Month USD-LIBOR	S/Q	CME	02/15/36	$57,378,000	3,443,399	33,196	3,410,203

						633,232	361,471	271,761

Total Interest Rate Swaps – Long						$3,921,469	$512,015	$3,409,454

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.271%	6-Month GBP-LIBOR	S/S	CME	10/26/21	GBP 33,298,000	($261,232)	$16,164	($277,396)
1.385%	3-Month GBP-LIBOR	A/A	CME	10/30/21	161,330,000	(932,733)	(57,656)	(875,077)
3-Month USD-LIBOR	1-Day U.S. Fed Funds + 0.254%	Q/Q	CME	06/19/24	$173,986,000	120,776	-	120,776
2.250%	1-Day U.S. Fed Funds	A/A	CME	12/31/25	157,538,000	(1,936,463)	(956,876)	(979,587)
2.250%	3-Month USD-LIBOR	S/Q	CME	12/31/25	56,172,000	234,609	77,119	157,490
2.500%	3-Month USD-LIBOR	S/Q	CME	01/31/26	246,189,000	(2,713,719)	(3,315,009)	601,290
3.330%	3-Month USD-LIBOR	S/Q	CME	02/15/44	44,697,000	(6,062,382)	(1,964)	(6,060,418)
2.875%	3-Month USD-LIBOR	S/Q	CME	05/15/44	42,032,000	(2,065,710)	239,747	(2,305,457)
3.000%	3-Month USD-LIBOR	S/Q	CME	05/15/44	42,476,000	(3,104,441)	33,096	(3,137,537)
2.750%	3-Month USD-LIBOR	S/Q	CME	08/15/44	80,019,000	(2,035,521)	(696,705)	(1,338,816)
0.641%	6-Month JPY-LIBOR	S/S	CME	05/09/46	JPY 2,649,800,000	(945,945)	-	(945,945)
1.498%	6-Month EUR-LIBOR	A/S	CME	08/23/47	EUR 5,000,500	(686,637)	(5,778)	(680,859)

						($20,389,398)	($4,667,862)	($15,721,536)

Total Interest Rate Swaps						($16,467,929)	($4,155,847)	($12,312,082)

Total Swap Agreements						($2,936,917)	$7,777,344	($10,714,261)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$5,173,444	$5,173,444	$-	$-
	Corporate Bonds & Notes	1,614,019,822	-	1,614,019,822	-
	Senior Loan Notes	87,094,322	-	87,094,322	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	172,950,634	-	162,183,608	10,767,026
	Collateralized Mortgage Obligations - Residential	355,470,542	-	355,470,542	-
	Fannie Mae	520,526,310	-	520,526,310	-
	Freddie Mac	263,487,530	-	263,487,530	-
	Government National Mortgage Association	519,571,636	-	519,571,636	-

	Total Mortgage-Backed Securities	1,832,006,652	-	1,821,239,626	10,767,026

	Asset-Backed Securities	86,821,481	-	86,821,481	-
	U.S. Government Agency Issues	44,262,199	-	44,262,199	-
	U.S. Treasury Obligations	391,722,848	-	391,722,848	-
	Foreign Government Bonds & Notes	345,410,883	-	345,410,883	-
	Short-Term Investments	517,942,702	-	517,942,702	-
	Derivatives:
	Credit Contracts
	Purchased Options	132,317	-	132,317	-
	Swaps	1,597,821	-	1,597,821	-

	Total Credit Contracts	1,730,138	-	1,730,138	-

	Foreign Currency Contracts
	Futures	302,030	302,030	-	-
	Forward Foreign Currency Contracts	10,307,013	-	10,307,013	-
	Purchased Options	1,777,745	-	1,777,745	-

	Total Foreign Currency Contracts	12,386,788	302,030	12,084,758	-

	Interest Rate Contracts
	Futures	62,462,283	62,462,283	-	-
	Purchased Options	714,458	-	714,458	-
	Swaps	8,895,840	-	8,895,840	-

	Total Interest Rate Contracts	72,072,581	62,462,283	9,610,298	-

	Total Asset - Derivatives	86,189,507	62,764,313	23,425,194	-

	Total Assets	5,010,643,860	67,937,757	4,931,939,077	10,767,026

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(10,624)	-	(10,624)	-
	Foreign Currency Contracts
	Futures	(846,920)	(846,920)	-	-
	Forward Foreign Currency Contracts	(6,306,249)	-	(6,306,249)	-
	Written Options	(181,308)	-	(181,308)	-

	Total Foreign Currency Contracts	(7,334,477)	(846,920)	(6,487,557)	-

	Interest Rate Contracts
	Futures	(34,026,043)	(34,026,043)	-	-
	Written Options	(2,476,776)	-	(2,476,776)	-
	Swaps	(21,207,922)	-	(21,207,922)	-

	Total Interest Rate Contracts	(57,710,741)	(34,026,043)	(23,684,698)	-

	Total Liabilities - Derivatives	(65,055,842)	(34,872,963)	(30,182,879)	-

	Total Liabilities	(65,055,842)	(34,872,963)	(30,182,879)	-

	Total	$4,945,588,018	$33,064,794	$4,901,756,198	$10,767,026

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 0.8%

Consumer, Non-Cyclical - 0.4%

Ahern Rentals Inc 7.375% due 05/15/23 ~	$2,375,000	$2,199,844
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	379,000	398,897

		2,598,741

Industrial - 0.4%

GFL Environmental Inc (Canada) 5.625% due 05/01/22 ~	1,396,000	1,357,610
TransDigm Inc 6.000% due 07/15/22	1,250,000	1,273,225

		2,630,835

Total Corporate Bonds & Notes (Cost $5,360,338)		5,229,576

SENIOR LOAN NOTES - 98.9%

Basic Materials - 3.3%

Aleris International Inc 7.249% (USD LIBOR + 4.750%) due 02/27/23 §	2,481,250	2,486,212
GrafTech Finance Inc Term B 5.999% (USD LIBOR + 3.500%) due 02/12/25 §	1,976,806	1,966,922
Messer Industries GmbH Term B1 5.101% (USD LIBOR + 2.500%) due 03/01/26 §	5,225,000	5,133,562
PQ Corp Term B 5.244% (USD LIBOR + 2.500%) due 02/08/25 §	3,408,202	3,374,120
Solenis International LP 6.629% (USD LIBOR + 4.000%) due 06/26/25 §	3,857,193	3,805,360
Starfruit Finco B.V 2018 USD Term B (Netherlands) 5.740% (USD LIBOR + 3.250%) due 10/01/25 §	5,775,000	5,700,970

		22,467,146

Communications - 10.4%

Ancestry.com Operations Inc 5.750% (USD LIBOR + 3.250%) due 10/19/23 §	3,975,943	3,956,063
Charter Communications Operating LLC Term B 4.500% (USD LIBOR + 2.000%) due 04/30/25 §	6,675,053	6,638,701
CommScope Inc Term B due 02/06/26 µ	2,000,000	2,004,240
CSC Holdings LLC 4.734% (USD LIBOR + 2.250%) due 07/17/25 §	1,915,253	1,865,456
Term B 4.734% (USD LIBOR + 2.250%) due 01/15/26 §	650,000	631,719
4.984% (USD LIBOR + 2.500%) due 01/25/26 §	3,977,481	3,897,311
iHeartCommunications Inc Term D due 01/30/19 § Y *	2,725,000	1,951,781
Intelsat Jackson Holdings S.A. (Luxembourg)
Term B3 6.240% (USD LIBOR + 3.750%) due 11/27/23 §	1,000,000	983,125
Term B4 6.990% (USD LIBOR + 4.500%) due 01/02/24 §	1,300,000	1,303,656

	Principal Amount	Value
Mission Broadcasting Inc Term B3 4.739% (USD LIBOR + 2.250%) due 01/17/24 §	$213,222	$208,691
MTN Infrastructure TopCo Inc Term B 5.499% (USD LIBOR + 3.000%) due 11/15/24 §	3,705,038	3,678,795
SBA Senior Finance II LLC Term B 4.500% (USD LIBOR + 2.000%) due 04/11/25 § µ	7,869,637	7,714,699
Sprint Communications Inc Term B 5.000% (USD LIBOR + 2.500%) due 02/02/24 §	9,959,430	9,679,321
5.500% (USD LIBOR + 3.000%) due 02/02/24 §	5,985,000	5,876,522
Telesat Canada Term B4 (Canada) 5.110% (USD LIBOR + 2.500%) due 11/17/23 §	2,823,823	2,790,877
Uber Technologies Term B 5.982% (USD LIBOR + 3.500%) due 07/13/23 §	4,497,249	4,478,509
6.493% (USD LIBOR + 4.000%) due 04/04/25 §	3,215,813	3,226,666
Virgin Media Bristol LLC Term K 4.984% (USD LIBOR + 2.500%) due 01/15/26 §	4,500,000	4,455,400
Ziggo Secured Finance Partnership Term E 4.984% (USD LIBOR + 2.500%) due 04/15/25 §	5,150,000	5,024,469

		70,366,001

Consumer, Cyclical - 22.0%

American Builders & Contractors Supply Co. Inc Term B 4.499% (USD LIBOR + 2.000%) due 10/31/23 §	10,909,719	10,636,005
Bass Pro Group LLC Term B 7.499% (USD LIBOR + 5.000%) due 09/25/24 §	6,381,825	6,254,150
BJ’s Wholesale Club Inc 5.499% (USD LIBOR + 3.000%) due 02/03/24 §	4,760,965	4,755,437
Boyd Gaming Corp Term B3 4.658% (USD LIBOR + 2.250%) due 09/15/23 §	2,129,887	2,109,653
Caesars Resort Collection LLC Term B 5.249% (USD LIBOR + 2.750%) due 12/22/24 §	7,701,071	7,625,438
CityCenter Holdings LLC Term B 4.749% (USD LIBOR + 2.250%) due 04/18/24 §	3,473,008	3,409,337
ClubCorp Holdings Inc Term B 5.351% (USD LIBOR + 2.750%) due 09/18/24 §	4,775,609	4,532,052
Core & Main LP Term B 5.626% (USD LIBOR + 3.000%) due 08/01/24 §	641,875	637,847
Crown Finance US Inc 4.999% (USD LIBOR + 2.500%) due 02/28/25 §	3,027,191	2,961,350
Delta 2 (LUX) SARL (Luxembourg) 4.999% (USD LIBOR + 2.500%) due 02/01/24 §	3,000,000	2,887,500
EG Finco Ltd (United Kingdom) 6.601% (USD LIBOR + 4.000%) due 02/07/25 §	994,978	973,420
(2nd Lien) 10.601% (USD LIBOR + 8.000%) due 04/20/26 §	3,000,000	2,925,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Flynn Restaurant Group LP 5.999% (USD LIBOR + 3.500%) due 06/27/25 §	$2,745,317	$2,676,684
(2nd Lien) 9.490% (USD LIBOR + 7.000%) due 06/29/26 §	4,260,000	4,089,600
Four Seasons Hotels Ltd (Canada) 4.499% (USD LIBOR + 2.000%) due 11/30/23 §	4,736,143	4,705,950
Golden Nugget Inc Term B 5.242% (USD LIBOR + 2.750%) due 10/04/23 §	5,427,557	5,380,066
IRB Holding Corp 5.739% (USD LIBOR + 3.250%) due 02/05/25 §	5,840,751	5,707,512
J. Crew Group Inc 5.844% (USD LIBOR + 3.220%) due 03/05/21 §	2,225,364	1,534,388
K-Mac Holdings Corp 5.736% (USD LIBOR + 3.250%) due 03/14/25 §	134,237	132,894
(2nd Lien) 9.236% (USD LIBOR + 6.750%) due 03/16/26 §	3,500,000	3,480,271
Live Nation Entertainment Inc Term B3 4.250% (USD LIBOR + 1.750%) due 10/31/23 §	1,934,719	1,928,253
Navistar International Corp Term B 6.000% (USD LIBOR + 3.500%) due 11/06/24 §	2,080,372	2,076,887
New Red Finance Term B3 (Canada) 4.749% (USD LIBOR + 2.250%) due 02/16/24 §	11,438,976	11,260,242
NPC International Inc 6.051% (USD LIBOR + 3.500%) due 04/19/24 §	4,678,750	4,242,068
(2nd Lien) 10.134% (USD LIBOR + 7.500%) due 04/18/25 §	2,625,000	2,290,313
P.F. Chang’s China Bistro Inc Term B 8.989% (USD LIBOR + 6.500%) due 02/07/26 §	2,000,000	1,980,624
Panther BF Aggregator 2 LP Term B (Canada)
due 03/18/26 µ	3,500,000	3,464,913
Party City Holdings Inc Term B 5.000% (USD LIBOR + 2.500%) due 08/19/22 §	673,537	669,580
Petco Animal Supplies Inc Term B 5.994% (USD LIBOR + 3.250%) due 01/26/23 §	776,111	596,829
Playa Resorts Holding BV Term B (Netherlands) 5.250% (USD LIBOR + 2.750%) due 04/29/24 §	977,046	941,221
SeaWorld Parks & Entertainment Inc Term B5
5.499% (USD LIBOR + 3.000%) due 03/31/24 §	5,067,622	5,047,038
SMG Holdings Inc 5.499% (USD LIBOR + 3.000%) due 01/23/25 §	2,954,013	2,925,705
(2nd Lien) 9.499% (USD LIBOR + 7.000%) due 01/23/26 §	5,233,000	5,298,413
Spin Holdco Inc Term B 6.029% (USD LIBOR + 3.250%) due 11/14/22 §	5,659,971	5,514,934

	Principal Amount	Value
SRS Distribution Inc 5.749% (USD LIBOR + 3.250%) due 05/23/25 §	$5,348,748	$5,119,196
Stars Group Holdings BV (Netherlands) 6.101% (USD LIBOR + 3.500%) due 07/10/25 §	2,459,546	2,458,585
Tacala LLC 5.749% (USD LIBOR + 3.250%) due 01/31/25 §	495,000	489,427
(2nd Lien) 9.499% (USD LIBOR + 7.000%) due 01/30/26 §	2,625,000	2,605,313
The Talbots Inc Term B 9.499% (USD LIBOR + 7.000%) due 11/28/22 §	740,625	720,258
Thor Industries Inc Term B 6.250% (USD LIBOR + 3.750%) due 02/01/26 §	2,516,629	2,411,215
Univar Inc Term B 4.749% (USD LIBOR + 2.250%) due 07/01/24 § µ	6,862,006	6,796,604
4.999% (USD LIBOR + 2.500%) due 07/01/24 §	1,250,000	1,246,875
William Morris Endeavor Entertainment LLC 5.360% (USD LIBOR + 2.750%) due 05/18/25 §	952,117	897,370

		148,396,417

Consumer, Non-Cyclical - 20.3%

Acadia Healthcare Co Inc Term B4 4.999% (USD LIBOR + 2.500%) due 02/16/23 §	2,800,924	2,780,500
Accelerated Health Systems LLC Term B 5.990% (USD LIBOR + 3.500%) due 10/31/25 §	748,125	748,125
Albertsons LLC
Term B6 5.479% (USD LIBOR + 3.000%) due 06/22/23 §	3,563,980	3,537,992
Term B7 5.499% (USD LIBOR + 3.000%) due 11/17/25 §	7,609,405	7,526,173
AlixPartners, LLP Term B 5.249% (USD LIBOR + 2.750%) due 04/04/24 §	5,210,807	5,188,010
Allied Universal Holdco LLC 6.249% (USD LIBOR + 3.750%) due 07/28/22 §	4,215,535	4,082,042
6.749% (USD LIBOR + 4.250%) due 07/28/22 §	1,246,875	1,220,638
Alphabet Holding Co Inc 5.999% (USD LIBOR + 3.500%) due 09/26/24 §	2,719,307	2,527,256
Arterra Wines Canada Inc Term B1 (Canada)
5.365% (USD LIBOR + 2.750%) due 12/15/23 §	2,574,066	2,541,890
Atlantic Aviation FBO Inc Term B 6.250% (USD LIBOR + 3.750%) due 12/06/25 §	1,246,875	1,257,754
Avantor Inc 6.249% (USD LIBOR + 3.750%) due 11/21/24 §	1,924,994	1,931,812
Bausch Health Cos Inc Term B 5.481% (USD LIBOR + 3.000%) due 06/02/25 §	12,192,665	12,118,680
Change Healthcare Holdings LLC Term B 5.249% (USD LIBOR + 2.750%) due 03/01/24 §	4,701,705	4,642,934

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
CHG PPC Parent LLC Term B 5.249% (USD LIBOR + 2.750%) due 03/31/25 §	$4,485,039	$4,417,763
Endo Luxembourg Finance Co I SARL Term B
(Luxembourg) 6.750% (USD LIBOR + 4.250%) due 04/29/24 §	4,354,968	4,291,003
Financial & Risk US Holdings Inc 6.249% (USD LIBOR + 3.750%) due 10/01/25 §	1,840,000	1,788,059
Garda World Security Corp (Canada) 6.120% (USD LIBOR + 3.500%) due 05/24/24 §	2,924,267	2,904,771
Global Medical Response Inc
Term B1 5.739% (USD LIBOR + 3.250%) due 04/28/22 §	448,546	422,643
Term B2 6.736% (USD LIBOR + 4.250%) due 03/14/25 §	1,968,169	1,856,845
Grifols Worldwide Operations USA Inc 4.660% (USD LIBOR + 2.250%) due 01/31/25 §	2,058,000	2,046,792
Hearthside Food Solutions LLC 6.499% (USD LIBOR + 4.000%) due 05/23/25 §	3,990,000	3,936,801
Heartland Dental LLC 6.249% (USD LIBOR + 3.750%) due 04/30/25 §	4,050,823	3,944,489
6.490% (USD LIBOR + 3.750%) due 04/30/25 §	77,609	75,572
Jaguar Holding Co II 4.999% (USD LIBOR + 2.500%) due 08/18/22 §	11,805,004	11,696,894
JBS USA Lux S.A. Term B 4.984% (USD LIBOR + 2.500%) due 10/30/22 §	4,426,365	4,399,806
MPH Acquisition Holdings LLC Term B 5.351% (USD LIBOR + 2.750%) due 06/07/23 §	1,293,425	1,253,490
NVA Holdings Inc Term B3 5.249% (USD LIBOR + 2.750%) due 02/02/25 §	5,837,227	5,659,676
One Call Corp Term B 7.732% (USD LIBOR + 5.250%) due 11/25/22 §	1,232,819	1,050,978
Ortho-Clinical Diagnostics SA Term B 5.749% (USD LIBOR + 3.250%) due 06/30/25 §	6,508,234	6,277,732
PetVet Care Centers LLC 4.226% (USD LIBOR + 2.750%) due 02/14/25 § µ	457,400	433,386
5.236% (USD LIBOR + 2.750%) due 02/14/25 §	2,039,654	1,932,572
5.736% (USD LIBOR + 3.250%) due 02/14/25 §	4,231,244	4,114,885
Post Holdings Inc 4.490% (USD LIBOR + 2.000%) due 05/24/24 §	3,348	3,327
Prestige Brands Inc Term B4 4.499% (USD LIBOR + 2.000%) due 01/26/24 §	1,369,869	1,358,310
Prime Security Services Borrower LLC 5.249% (USD LIBOR + 2.750%) due 05/02/22 §	5,156,951	5,112,751
PSC Industrial Holdings Corp 6.234% (USD LIBOR + 3.750%) due 10/03/24 §	1,234,375	1,219,717
(2nd Lien) 10.984% (USD LIBOR + 8.500%) due 10/03/25 §	1,584,000	1,512,720

	Principal Amount	Value
Sunshine Investment BV Term B3 (Netherlands) 5.934% (USD LIBOR + 3.250%) due 03/28/25 §	$1,732,500	$1,719,506
RegionalCare Hospital Partners Holdings Inc Term B 6.982% (USD LIBOR + 4.500%) due 11/16/25 §	4,487,500	4,451,039
United Rentals Inc Term B 4.249% (USD LIBOR + 1.750%) due 10/31/25 §	572,125	570,695
US Foods Inc Term B 4.499% (USD LIBOR + 2.000%) due 06/27/23 §	1,499,505	1,481,886
Vetcor Professional Practices LLC 5.499% (USD LIBOR + 3.000%) due 07/02/25 §	3,473,750	3,386,906
Wand NewCo 3 Inc 5.982% (USD LIBOR + 3.500%) due 02/05/26 §	3,500,000	3,508,204

		136,933,024

Diversified - 1.0%

First Eagle Investment Management LLC Term B
5.351% (USD LIBOR + 2.750%) due 12/26/24 §	997,500	995,006
Travelport Finance (Luxembourg) SARL due 03/13/2026 µ	2,000,000	1,953,750
Term B due 03/17/25 µ	3,500,000	3,498,625

		6,447,381

Energy - 0.5%

Granite Acquisition Inc Term B 6.303% (USD LIBOR + 3.500%) due 12/19/21 §	3,330	3,330
Prairie ECI Acquiror LP Term B 7.366% (USD LIBOR + 4.750%) due 03/11/26 § µ	3,125,000	3,138,672

		3,142,002

Financial - 8.8%

Alliant Holdings I Inc Term B 5.232% (USD LIBOR + 2.750%) due 05/09/25 §	5,150,584	4,970,314
AssuredPartners Inc 5.749% (USD LIBOR + 3.250%) due 10/22/24 §	4,335,670	4,205,599
Asurion LLC Term B4 5.499% (USD LIBOR + 3.000%) due 08/04/22 §	2,564,437	2,554,820
Deerfield Dakota Holding LLC Term B 5.749% (USD LIBOR + 3.250%) due 02/13/25 §	7,686,147	7,530,026
Delos Finance Sarl Term B (Luxembourg) 4.351% (USD LIBOR + 1.750%) due 10/06/23 §	2,000,000	1,999,750
DTZ U.S. Borrower LLC Term B 5.749% (USD LIBOR + 3.250%) due 08/21/25 §	5,198,875	5,167,193
Flying Fortress Inc Term B 4.351% (USD LIBOR + 1.750%) due 10/30/22 §	2,513,333	2,510,453
Hub International Ltd Term B 5.515% (USD LIBOR + 2.750%) due 04/25/25 §	8,241,487	7,983,084
IG Investment Holdings LLC 2018 (1st Lien) 6.041% (USD LIBOR + 3.500%) due 05/23/25 §	1,198,528	1,193,534

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
MGM Growth Properties Operating Partnership LP Term B 4.499% (USD LIBOR + 2.000%) due 03/21/25 §	$5,325,263	$5,254,261
NFP Corp Term B 5.499% (USD LIBOR + 3.000%) due 01/08/24 §	5,654,788	5,458,992
Rocket Software Inc (2nd Lien) 10.749% (USD LIBOR + 8.250%) due 11/20/26 §	500,000	493,750
TKC Holdings Inc 6.250% (USD LIBOR + 3.750%) due 02/01/23 §	2,664,521	2,619,557
USI Inc 5.601% (USD LIBOR + 3.000%) due 05/16/24 §	7,453,279	7,220,364
VICI Properties 1 LLC Term B 4.491% (USD LIBOR + 2.000%) due 12/20/24 §	750,000	739,031

		59,900,728

Industrial - 23.6%

Accudyne Industries LLC (Luxembourg) 5.499% (USD LIBOR + 3.000%) due 08/18/24 §	7,429,931	7,429,315
Advanced Disposal Services Inc Term B3 4.660% (USD LIBOR + 2.250%) due 11/10/23 § µ	8,792,071	8,755,663
Airxcel Inc (2nd Lien) 11.249% (USD LIBOR + 8.750%) due 04/27/26 § ±	1,000,000	890,000
Avolon TLB Borrower 1 (US) LLC Term B3 (Ireland) 4.488% (USD LIBOR + 2.000%) due 01/15/25 §	5,901,335	5,863,448
Berry Global Inc
Term Q due 10/01/22 µ	1,000,000	995,437
Term T 4.243% (USD LIBOR + 1.750%) due 01/06/21 §	4,321,848	4,311,665
Brand Energy & Infrastructure Services Inc 6.956% (USD LIBOR + 4.250%) due 06/21/24 §	5,788,355	5,571,292
BWAY Holding Co Term B 6.033% (USD LIBOR + 3.250%) due 04/03/24 §	1,186,462	1,160,360
Consolidated Container Co LLC 5.249% (USD LIBOR + 2.750%) due 05/22/24 §	4,925,156	4,860,514
Cortes NP Acquisition Corp Term B 6.629% (USD LIBOR + 4.000%) due 11/30/23 §	4,000,000	3,770,000
Crosby US Acquisition Corp 5.491% (USD LIBOR + 3.000%) due 11/23/20 §	4,572,851	4,469,962
(2nd Lien) 8.491% (USD LIBOR + 6.000%) due 11/22/21 § µ	3,500,000	3,403,750
DAE Aviation Holdings Inc 6.250% (USD LIBOR + 3.750%) due 07/07/22 §	5,798,443	5,802,067
CAD Term Loan due 04/06/26 µ	699,301	700,362
DiversiTech Holdings Inc 5.601% (USD LIBOR + 3.000%) due 06/03/24 §	585,281	565,527
Dynasty Acquisition Co Inc Term B due 04/06/26 µ	1,300,699	1,302,674

	Principal Amount	Value
Engineered Machinery Holdings Inc 6.851% (USD LIBOR + 4.250%) due 07/19/24 §	$748,125	$739,397
EWT Holdings III Corp 5.499% (USD LIBOR + 3.000%) due 12/20/24 §	7,439,329	7,364,936
Filtration Group Corp 5.499% (USD LIBOR + 3.000%) due 03/29/25 §	7,890,174	7,842,502
Flex Acquisition Co Inc 5.626% (USD LIBOR + 3.000%) due 12/29/23 §	3,148,375	3,058,842
5.876% (USD LIBOR + 3.250%) due 06/29/25 §	4,378,627	4,256,651
Gardner Denver Inc Term B 5.249% (USD LIBOR + 2.750%) due 07/30/24 §	793,737	793,861
Gates Global LLC Term B 5.249% (USD LIBOR + 2.750%) due 04/01/24 §	6,723,402	6,662,770
GFL Environmental Inc Term B (Canada) 5.499% (USD LIBOR + 3.000%) due 05/30/25 §	5,469,112	5,311,875
Global Brass & Copper Inc Term B 5.000% (USD LIBOR + 2.500%) due 05/29/25 §	511,875	508,036
Gopher Resource LLC 5.749% (USD LIBOR + 3.250%) due 03/06/25 §	2,977,444	2,970,000
Hillman Group Inc Term B 6.499% (USD LIBOR + 4.000%) due 05/31/25 §	4,393,734	4,216,614
Klockner-Pentaplast of America Inc Term B2 (Luxembourg) 6.749% (USD LIBOR + 4.250%) due 06/30/22 §	3,016,171	2,665,541
Multi Color Corp Term B 4.499% (USD LIBOR + 2.000%) due 10/31/24 §	997,475	996,851
NCI Building Systems Inc 6.547% (USD LIBOR + 3.750%) due 04/12/25 §	6,076,252	5,802,820
Plastipak Packaging Inc Term B 5.000% (USD LIBOR + 2.500%) due 10/14/24 §	4,917,569	4,852,411
Pro Mach Group Inc Term B 5.239% (USD LIBOR + 2.750%) due 03/07/25 §	2,180,751	2,112,602
Quikrete Holdings Inc 5.249% (USD LIBOR + 2.750%) due 11/15/23 §	2,556,752	2,492,834
Reynolds Group Holdings Inc 5.249% (USD LIBOR + 2.750%) due 02/05/23 §	12,025,465	11,899,847
Summit Materials Cos I LLC Term B 4.499% (USD LIBOR + 2.000%) due 11/21/24 §	1,283,750	1,260,482
Transcendia Inc 5.999% (USD LIBOR + 3.500%) due 05/30/24 §	2,950,128	2,802,622
TransDigm Inc
Term F 4.999% (USD LIBOR + 2.500%) due 06/09/23 §	12,164,691	11,896,690
Term G 4.999% (USD LIBOR + 2.500%) due 08/22/24 §	3,470,037	3,386,659
Welbilt Inc Term B 4.999% (USD LIBOR + 2.500%) due 10/23/25 §	714,692	700,398

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Zekelman Industries Inc Term B 4.740% (USD LIBOR + 2.250%) due 06/14/21 §	$5,106,635	$5,063,545

		159,510,822

Technology - 7.7%

Almonde Inc 6.101% (USD LIBOR + 3.500%) due 06/13/24 §	1,521,075	1,468,670
Applied Systems Inc 5.499% (USD LIBOR + 3.000%) due 09/19/24 §	2,244,606	2,219,821
(2nd Lien) 9.499% (USD LIBOR + 7.000%) due 09/19/25 §	3,331,129	3,371,729
Ceridian HCM Holding Inc Term B 5.743% (USD LIBOR + 3.250%) due 04/30/25 §	2,885,500	2,879,489
Cypress Intermediate Holdings III Inc 5.500% (USD LIBOR + 3.000%) due 04/26/24 §	1,147,081	1,129,696
(2nd Lien) 9.249% (USD LIBOR + 6.750%) due 04/27/25 §	1,013,750	1,008,681
First Data Corp 4.486% (USD LIBOR + 2.000%) due 04/26/24 §	750,000	748,594
Infor (US) Inc Term B6 5.249% (USD LIBOR + 2.750%) due 02/01/22 §	3,354,177	3,342,646
Kronos Inc
(2nd Lien) 10.986% (USD LIBOR + 8.250%) due 11/01/24 §	2,600,000	2,645,035
Term B 5.736% (USD LIBOR + 3.000%) due 11/01/23 §	5,526,665	5,473,559
Microchip Technology Inc Term B 4.500% (USD LIBOR + 2.000%) due 05/29/25 §	705,051	697,886
SolarWinds Holdings Inc Term B 5.249% (USD LIBOR + 2.750%) due 02/05/24 §	1,460,294	1,447,255
Solera LLC Term B 5.249% (USD LIBOR + 2.750%) due 03/03/23 §	2,154,903	2,141,974
Sophia LP Term B 5.851% (USD LIBOR + 3.250%) due 09/30/22 §	4,356,090	4,330,224
SS&C Technologies Holdings Europe SARL Term B4 (Luxembourg) 4.749% (USD LIBOR + 2.250%) due 04/16/25 §	902,100	895,804
SS&C Technologies Inc
Term B3 4.749% (USD LIBOR + 2.250%) due 04/16/25 §	1,250,694	1,241,965
Term B5 4.749% (USD LIBOR + 2.250%) due 04/16/25 §	994,918	987,146
Tempo Acquisition LLC 5.499% (USD LIBOR + 3.000%) due 05/01/24 §	5,887,732	5,839,894
The Dun & Bradstreet Corp due 02/08/26 µ	1,718,750	1,706,576

	Principal Amount	Value
Vertafore Inc 5.749% (USD LIBOR + 3.250%) due 07/02/25 §	$3,615,938	$3,558,986
(2nd Lien) 9.749% (USD LIBOR + 7.250%) due 07/02/26 §	5,500,000	5,450,159

		52,585,789

Utilities - 1.3%

Calpine Corp Term B5 5.110% (USD LIBOR + 2.500%) due 01/15/24 §	3,130,027	3,105,682
Talen Energy Supply LLC
Term B1 6.500% (USD LIBOR + 4.000%) due 07/15/23 §	2,015,269	2,000,911
Term B2 6.499% (USD LIBOR + 4.000%) due 04/15/24 §	3,380,203	3,356,261
Vistra Energy Corp Term B3 4.486% (USD LIBOR + 2.000%) due 12/31/25 §	669,938	661,479

		9,124,333

Total Senior Loan Notes (Cost $680,021,990)		668,873,643

SHORT-TERM INVESTMENT - 0.0%

Repurchase Agreement - 0.0%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $140,011; collateralized by U.S. Treasury Notes: 2.500% due 02/15/22 and value $146,672)	140,005	140,005

Total Short-Term Investment (Cost $140,005)		140,005

TOTAL INVESTMENTS - 99.7% (Cost $685,522,333)		674,243,224

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,753,687

NET ASSETS - 100.0%		$675,996,911

Notes to Schedule of Investments

(a)	An investment with a value of $1,951,781 or 0.3% of the Fund’s net assets was in default as of March 31, 2019.

(b)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Heartland Dental LLC §	$92,391	$89,966	($2,425)
PetVet Care Centers LLC §	143,686	138,100	(5,586)

	$236,077	$228,066	($8,011)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$5,229,576	$-	$5,229,576	$-
	Senior Loan Notes	668,873,643	-	667,983,643	890,000
	Short-Term Investment	140,005	-	140,005	-
	Unfunded Loan Commitments	228,066	-	228,066	-

	Total	$674,471,290	$-	$673,581,290	$890,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.4%

Basic Materials - 0.1%

Constellium NV ‘A’ *	181,179	$1,445,808

Consumer, Cyclical - 0.6%

Cedar Fair LP	29,032	1,527,664
Mohawk Industries Inc *	13,735	1,732,670
Party City Holdco Inc *	152,133	1,207,936
Six Flags Entertainment Corp	25,659	1,266,272
Tailored Brands Inc	94,236	738,810

		6,473,352

Financial - 0.4%

Citigroup Inc	25,631	1,594,761
Outfront Media Inc REIT	65,030	1,521,702
The Goldman Sachs Group Inc	8,097	1,554,543

		4,671,006

Industrial - 0.2%

Evoqua Water Technologies Corp *	92,454	1,163,071
Xylem Inc	16,647	1,315,779

		2,478,850

Technology - 0.1%

NXP Semiconductors NV (Netherlands)	12,145	1,073,497

Total Common Stocks (Cost $18,004,047)		16,142,513

	Principal Amount

CORPORATE BONDS & NOTES - 86.6%

Basic Materials - 2.2%

Alcoa Nederland Holding BV 7.000% due 09/30/26 ~	$3,557,000	3,852,658
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	7,600,000	7,790,000
Constellium NV 5.875% due 02/15/26 ~	500,000	492,188
6.625% due 03/01/25 ~	4,150,000	4,243,375
Hexion Inc 6.625% due 04/15/20	2,925,000	2,449,688
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	3,100,000	3,177,500
Olin Corp 5.000% due 02/01/30	3,850,000	3,787,437

		25,792,846

Communications - 13.6%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	2,475,000	2,456,438
Altice France SA (France) 7.375% due 05/01/26 ~	4,075,000	4,003,687
CCO Holdings LLC 5.750% due 09/01/23	3,050,000	3,118,625
5.875% due 04/01/24 ~	6,950,000	7,280,889
Charter Communications Operating LLC 5.050% due 03/30/29	7,750,000	8,175,712
Clear Channel Worldwide Holdings Inc 9.250% due 02/15/24 ~	2,725,000	2,895,313
CommScope Finance LLC 5.500% due 03/01/24 ~	1,225,000	1,255,980
6.000% due 03/01/26 ~	2,525,000	2,618,097
8.250% due 03/01/27 ~	700,000	728,000

	Principal Amount	Value
CommScope Technologies LLC 6.000% due 06/15/25 ~	$3,050,000	$2,976,647
CSC Holdings LLC 5.125% due 12/15/21 ~	2,600,000	2,609,750
5.375% due 02/01/28 ~	650,000	653,250
5.500% due 05/15/26 ~	3,350,000	3,451,505
6.500% due 02/01/29 ~	1,500,000	1,599,375
6.625% due 10/15/25 ~	6,400,000	6,800,000
7.500% due 04/01/28 ~	625,000	672,844
10.875% due 10/15/25 ~	2,185,000	2,528,045
DISH DBS Corp 5.875% due 11/15/24	2,000,000	1,687,500
Frontier Communications Corp 8.000% due 04/01/27 ~	1,900,000	1,966,500
8.500% due 04/01/26 ~	900,000	838,125
10.500% due 09/15/22	2,250,000	1,726,875
11.000% due 09/15/25	2,000,000	1,327,840
Intelsat Jackson Holdings SA (Luxembourg) 8.000% due 02/15/24 ~	1,700,000	1,776,500
8.500% due 10/15/24 ~	2,250,000	2,199,375
Lamar Media Corp 5.750% due 02/01/26	4,025,000	4,221,219
5.750% due 02/01/26 ~	950,000	996,313
Level 3 Financing Inc 5.250% due 03/15/26	6,990,000	6,990,000
5.375% due 01/15/24	4,040,000	4,125,244
Level 3 Parent LLC 5.750% due 12/01/22	2,500,000	2,532,000
Outfront Media Capital LLC 5.250% due 02/15/22	2,375,000	2,407,656
5.625% due 02/15/24	1,250,000	1,287,500
5.875% due 03/15/25	8,274,000	8,501,535
Radiate Holdco LLC 6.875% due 02/15/23 ~	3,500,000	3,482,500
Sprint Capital Corp 6.875% due 11/15/28	2,000,000	1,927,500
8.750% due 03/15/32	2,600,000	2,749,760
Sprint Corp 7.250% due 09/15/21	3,450,000	3,631,125
7.625% due 02/15/25	14,950,000	15,286,375
7.625% due 03/01/26	9,750,000	9,920,625
T-Mobile USA Inc 5.125% due 04/15/25	1,900,000	1,952,250
6.000% due 04/15/24	900,000	940,500
6.500% due 01/15/26	6,000,000	6,420,000
Townsquare Media Inc 6.500% due 04/01/23 ~	4,049,000	3,892,101
Uber Technologies Inc 8.000% due 11/01/26 ~	3,200,000	3,416,000
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	9,350,000	9,537,000

		159,564,075

Consumer, Cyclical - 18.3%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	1,632,063	1,667,071
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	3,742,106	3,868,061
5.625% due 07/15/22 ~	957,146	976,433
American Axle & Manufacturing Inc 6.250% due 04/01/25	4,150,000	4,061,812
6.500% due 04/01/27	1,400,000	1,363,250
Aramark Services Inc 5.000% due 04/01/25 ~	5,775,000	5,928,037
Beazer Homes USA Inc 5.875% due 10/15/27	10,900,000	9,564,750
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	8,025,000	7,764,187

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Carrols Restaurant Group Inc 8.000% due 05/01/22	$4,075,000	$4,173,819
CCM Merger Inc 6.000% due 03/15/22 ~	825,000	848,719
Cedar Fair LP 5.375% due 06/01/24	11,175,000	11,467,673
Churchill Downs Inc 5.500% due 04/01/27 ~	3,000,000	3,045,000
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	9,375,000	8,531,250
Core & Main LP 6.125% due 08/15/25 ~	6,325,000	6,216,210
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	4,750,000	4,934,062
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	3,475,000	3,661,781
Golden Nugget Inc
6.750% due 10/15/24 ~	8,450,000	8,513,375
8.750% due 10/01/25 ~	6,300,000	6,630,750
Hilton Domestic Operating Co Inc 5.125% due 05/01/26 ~	2,000,000	2,035,000
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	4,100,000	4,274,250
IHO Verwaltungs GmbH (Germany) 4.125% Cash or 4.875 PIK due 09/15/21 ~	800,000	805,000
4.750% Cash or 5.500 PIK due 09/15/26 ~	4,950,000	4,727,250
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	2,500,000	2,581,250
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	3,175,000	3,333,750
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	4,061,813
L Brands Inc 5.250% due 02/01/28	3,075,000	2,744,438
Lennar Corp 4.750% due 05/30/25	1,350,000	1,385,438
4.750% due 11/29/27	2,925,000	2,937,336
4.875% due 12/15/23	1,500,000	1,550,625
5.375% due 10/01/22	3,270,000	3,421,238
6.250% due 12/15/21	4,000,000	4,225,000
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	5,825,000	5,775,779
Mattel Inc 3.150% due 03/15/23	1,050,000	945,000
5.450% due 11/01/41	2,500,000	1,862,500
6.750% due 12/31/25 ~	7,025,000	6,928,406
Merlin Entertainments PLC (United Kingdom) 5.750% due 06/15/26 ~	5,225,000	5,401,344
New Red Finance Inc (Canada) 5.000% due 10/15/25 ~	9,650,000	9,556,395
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	1,133,371	1,178,366
Panther BF Aggregator 2 LP 6.250% due 05/15/26 # ~	4,000,000	4,090,000
8.500% due 05/15/27 # ~	1,175,000	1,180,875
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,075,000
Scientific Games International Inc 5.000% due 10/15/25 ~	4,850,000	4,765,125
8.250% due 03/15/26 ~	3,475,000	3,553,188
10.000% due 12/01/22	1,550,000	1,637,188
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	7,000,000	6,908,125

	Principal Amount	Value
Taylor Morrison Communities Inc 6.625% due 05/15/22	$5,421,000	$5,624,287
Tesla Inc 5.300% due 08/15/25 ~	8,875,000	7,721,250
The Men’s Wearhouse Inc 7.000% due 07/01/22	3,845,000	3,806,550
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,277,820	1,298,840
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,611,932	3,731,253
Viking Cruises Ltd 5.875% due 09/15/27 ~	1,375,000	1,340,625
VOC Escrow Ltd 5.000% due 02/15/28 ~	1,250,000	1,221,875

		214,900,599

Consumer, Non-Cyclical - 12.1%

Ahern Rentals Inc 7.375% due 05/15/23 ~	18,430,000	17,070,787
Bausch Health Americas Inc 8.500% due 01/31/27 ~	1,250,000	1,328,125
Bausch Health Cos Inc 5.500% due 11/01/25 ~	4,675,000	4,791,875
5.750% due 08/15/27 ~	900,000	924,750
6.125% due 04/15/25 ~	5,850,000	5,806,125
7.000% due 03/15/24 ~	1,900,000	2,014,950
9.000% due 12/15/25 ~	6,750,000	7,357,837
CHS/Community Health Systems Inc 5.125% due 08/01/21	7,175,000	7,089,617
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	6,800,000	6,876,500
HCA Inc 5.250% due 04/15/25	21,675,000	23,263,991
5.250% due 06/15/26	2,450,000	2,630,662
5.875% due 02/01/29	2,475,000	2,669,783
Herc Rentals Inc 7.500% due 06/01/22 ~	2,450,000	2,560,250
7.750% due 06/01/24 ~	2,188,000	2,327,485
Jaguar Holding Co II 6.375% due 08/01/23 ~	2,175,000	2,221,219
JBS Investments GmbH 7.250% due 04/03/24 ~	2,500,000	2,571,875
JBS Investments II GmbH (Austria) 7.000% due 01/15/26 ~	2,200,000	2,266,000
JBS USA LUX SA 5.875% due 07/15/24 ~	3,500,000	3,609,375
7.250% due 06/01/21 ~	1,050,000	1,062,600
MEDNAX Inc 5.250% due 12/01/23 ~	4,625,000	4,694,375
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	2,870,000	2,913,050
5.875% due 09/30/27 ~	1,850,000	1,868,500
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	4,232,000	4,454,180
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	3,800,000	3,952,000
Tenet Healthcare Corp 5.125% due 05/01/25	3,325,000	3,350,104
6.250% due 02/01/27 ~	1,275,000	1,324,406
6.750% due 06/15/23	4,625,000	4,781,094
TMS International Corp 7.250% due 08/15/25 ~	7,225,000	7,015,619
United Rentals North America Inc 5.500% due 05/15/27	3,475,000	3,518,438
Verscend Escrow Corp 9.750% due 08/15/26 ~	6,175,000	6,182,719

		142,498,291

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Energy - 12.7%

Andeavor Logistics LP 6.875% due 02/15/23	$4,350,000	$4,374,295
Antero Midstream Partners LP 5.750% due 03/01/27 ~	1,525,000	1,551,688
Archrock Partners LP 6.875% due 04/01/27 ~	2,450,000	2,504,390
Ascent Resources Utica Holdings LLC 7.000% due 11/01/26 ~	6,025,000	5,821,656
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	5,150,000	4,017,000
Callon Petroleum Co 6.125% due 10/01/24	3,800,000	3,838,000
6.375% due 07/01/26	1,200,000	1,209,000
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	4,425,000	4,651,781
5.875% due 03/31/25	2,475,000	2,697,750
7.000% due 06/30/24	1,100,000	1,244,430
Cheniere Energy Partners LP 5.625% due 10/01/26 ~	3,975,000	4,084,312
Chesapeake Energy Corp 8.000% due 01/15/25	2,800,000	2,870,000
8.000% due 06/15/27	700,000	693,000
Crestwood Midstream Partners LP 6.250% due 04/01/23	9,750,000	10,042,500
Denbury Resources Inc 5.500% due 05/01/22	1,220,000	854,000
Endeavor Energy Resources LP 5.500% due 01/30/26 ~	2,225,000	2,297,313
5.750% due 01/30/28 ~	3,875,000	4,088,125
Energy Transfer Operating LP 6.250% due 02/15/23	5,625,000	5,323,922
EP Energy LLC 7.750% due 09/01/22	1,725,000	424,781
7.750% due 05/15/26 ~	3,800,000	3,116,000
Halcon Resources Corp 6.750% due 02/15/25	4,700,000	2,843,500
Hilcorp Energy I LP 6.250% due 11/01/28 ~	5,000,000	5,037,500
Jagged Peak Energy LLC 5.875% due 05/01/26	4,975,000	4,957,836
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	8,315,000	7,712,162
Oasis Petroleum Inc 6.250% due 05/01/26 ~	5,250,000	5,013,750
Parsley Energy LLC 5.375% due 01/15/25 ~	5,750,000	5,778,750
5.625% due 10/15/27 ~	300,000	300,750
Precision Drilling Corp (Canada) 7.750% due 12/15/23	4,350,000	4,491,375
Range Resources Corp 5.875% due 07/01/22	4,385,000	4,450,775
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	5,975,000	6,575,742
Sanchez Energy Corp 6.125% due 01/15/23	2,250,000	315,000
SESI LLC 7.750% due 09/15/24	3,950,000	3,288,375
SM Energy Co 5.625% due 06/01/25	950,000	883,158
Targa Resources Partners LP 5.000% due 01/15/28	1,350,000	1,331,438
5.125% due 02/01/25	4,850,000	4,971,250
5.375% due 02/01/27	750,000	770,625
5.875% due 04/15/26 ~	5,450,000	5,787,900
6.500% due 07/15/27 ~	625,000	675,781
Transocean Inc 7.500% due 04/15/31	5,786,000	4,975,960

	Principal Amount	Value
Ultra Resources Inc 7.125% due 04/15/25 ~	$1,331,000	$286,165
USA Compression Partners LP 6.875% due 04/01/26	2,700,000	2,774,250
6.875% due 09/01/27 ~	4,600,000	4,697,750
Whiting Petroleum Corp 6.250% due 04/01/23	4,700,000	4,747,000
6.625% due 01/15/26	1,225,000	1,206,625

		149,577,360

Financial - 5.7%

Ally Financial Inc 4.250% due 04/15/21	2,650,000	2,693,062
5.750% due 11/20/25	15,475,000	16,540,608
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	7,100,000	7,073,375
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,574,000
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	10,277,000	10,778,004
5.750% due 02/01/27 ~	1,900,000	1,968,875
Springleaf Finance Corp 6.125% due 05/15/22	3,550,000	3,692,000
6.125% due 03/15/24	1,375,000	1,409,348
6.875% due 03/15/25	3,900,000	4,036,500
7.125% due 03/15/26	1,300,000	1,325,994
8.250% due 12/15/20	1,325,000	1,426,031
The Howard Hughes Corp 5.375% due 03/15/25 ~	9,700,000	9,700,000
VICI Properties 1 LLC REIT 8.000% due 10/15/23	3,900,000	4,290,000

		67,507,797

Industrial - 16.9%

Apex Tool Group LLC 9.000% due 02/15/23 ~	5,000,000	4,825,000
ARD Securities Finance SARL (Luxembourg) 8.750% Cash or 8.750% PIK due 01/31/23 ~	1,554,687	1,480,839
Ardagh Packaging Finance PLC (Ireland) 6.000% due 02/15/25 ~	3,050,000	3,057,625
7.250% due 05/15/24 ~	5,400,000	5,708,880
BBA US Holdings Inc 5.375% due 05/01/26 ~	6,575,000	6,788,687
Berry Global Inc 5.125% due 07/15/23	3,500,000	3,565,625
6.000% due 10/15/22	1,225,000	1,264,813
Bombardier Inc (Canada) 5.750% due 03/15/22 ~	5,100,000	5,246,625
7.500% due 03/15/25 ~	2,075,000	2,145,031
Brand Industrial Services Inc 8.500% due 07/15/25 ~	5,475,000	4,941,188
BWAY Holding Co 5.500% due 04/15/24 ~	7,000,000	6,975,850
7.250% due 04/15/25 ~	5,125,000	4,961,615
BWX Technologies Inc 5.375% due 07/15/26 ~	9,250,000	9,435,000
Cloud Crane LLC 10.125% due 08/01/24 ~	5,775,000	6,222,563
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,200,000
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	6,500,000	6,240,000
GFL Environmental Inc (Canada) 5.625% due 05/01/22 ~	1,800,000	1,750,500
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	5,150,000	4,892,500
Itron Inc 5.000% due 01/15/26 ~	7,675,000	7,569,469

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Masco Corp 7.750% due 08/01/29	$1,864,000	$2,267,370
Mueller Water Products Inc 5.500% due 06/15/26 ~	6,524,000	6,638,170
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	9,610,000	9,778,175
Novelis Corp 5.875% due 09/30/26 ~	8,749,000	8,727,127
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	7,500,000	7,883,625
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	6,500,000	6,678,100
5.500% due 02/15/24 ~	1,500,000	1,560,000
Reynolds Group Issuer Inc 5.125% due 07/15/23 ~	4,950,000	5,036,625
Sensata Technologies BV 5.625% due 11/01/24 ~	9,450,000	10,111,500
Standard Industries Inc 4.750% due 01/15/28 ~	10,025,000	9,598,937
The ADT Security Corp 3.500% due 07/15/22	2,000,000	1,935,000
6.250% due 10/15/21	4,575,000	4,822,279
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	5,440,000	4,705,600
TransDigm Inc 6.250% due 03/15/26 ~	4,150,000	4,316,000
6.500% due 07/15/24	9,956,000	10,267,125
TransDigm UK Holdings PLC 6.875% due 05/15/26 ~	2,650,000	2,643,375
US Concrete Inc 6.375% due 06/01/24	5,460,000	5,569,200
Welbilt Inc 9.500% due 02/15/24	3,810,000	4,124,325

		198,934,343

Technology - 2.5%

Dell International LLC 5.450% due 06/15/23 ~	2,650,000	2,825,576
7.125% due 06/15/24 ~	875,000	927,854
First Data Corp 5.375% due 08/15/23 ~	5,400,000	5,531,652
5.750% due 01/15/24 ~	2,750,000	2,838,000
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	9,500,000	9,560,420
Infor US Inc 6.500% due 05/15/22	2,625,000	2,670,937
NXP BV (Netherlands) 4.125% due 06/01/21 ~	2,150,000	2,195,709
4.625% due 06/01/23 ~	2,400,000	2,498,400

		29,048,548

Utilities - 2.6%

Calpine Corp 5.250% due 06/01/26 ~	6,625,000	6,616,719
5.875% due 01/15/24 ~	4,000,000	4,110,000
6.000% due 01/15/22 ~	1,000,000	1,015,000
NRG Energy Inc 7.250% due 05/15/26	6,510,000	7,186,649
Talen Energy Supply LLC 6.500% due 06/01/25	6,125,000	5,420,625
Vistra Energy Corp 7.625% due 11/01/24	3,681,000	3,901,934
Vistra Operations Co LLC 5.500% due 09/01/26 ~	1,925,000	2,006,812

		30,257,739

Total Corporate Bonds & Notes (Cost $1,015,624,934)		1,018,081,598

	Principal Amount	Value

SENIOR LOAN NOTES - 3.9%

Basic Materials - 0.2%

Aleris International Inc 7.249% (USD LIBOR + 4.750%) due 02/27/23 §	$2,481,250	$2,486,213

Communications - 0.1%

Sprint Communications Inc Term B 5.500% (USD LIBOR + 3.000%) due 02/02/24 §	1,246,875	1,224,275

Consumer, Cyclical - 0.3%

Neiman Marcus Group Ltd LLC 5.733% (USD LIBOR + 3.250%) due 10/25/20 §	3,849,351	3,585,508

Consumer, Non-Cyclical - 0.4%

Post Holdings Inc Series A 4.490% (USD LIBOR + 2.000%) due 05/24/24 §	3,898,214	3,873,850
ServiceMaster Co Term B 4.999% (USD LIBOR + 2.500%) due 11/08/23 §	643,316	642,508

		4,516,358

Financial - 0.5%

VICI Properties 1 LLC REIT Term B 4.491% (USD LIBOR + 2.000%) due 12/20/24 §	6,500,000	6,404,937

Industrial - 2.4%

Advanced Disposal Services Inc Term B3 4.660% (USD LIBOR + 2.250%) due 11/10/23 §	8,194,916	8,160,981
Crosby US Acquisition Corp 5.491% (USD LIBOR + 3.000%) due 11/23/20 §	1,771,948	1,732,079
(2nd Lien) 8.491% (USD LIBOR + 6.000%) due 11/22/21 §	2,950,000	2,868,875
EWT Holdings III Corp 5.499% (USD LIBOR + 3.000%) due 12/20/24 §	5,924,812	5,865,564
NCI Building Systems Inc 6.547% (USD LIBOR + 3.750%) due 04/12/25 §	4,987,437	4,763,003
North American Lifting Holdings Inc (2nd Lien) 11.601% (USD LIBOR + 9.000%) due 11/23/21 §	5,681,929	4,829,640

		28,220,142

Total Senior Loan Notes (Cost $46,959,498)		46,437,433

ASSET-BACKED SECURITIES - 1.0%

Benefit Street Partners CLO Ltd” (Cayman) 9.513% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	3,939,439
Benefit Street Partners CLO V-B Ltd (Cayman) 8.711% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,186,045

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Dryden 55 CLO Ltd (Cayman) 8.187% (USD LIBOR + 5.400%) due 04/15/31 § ~	$1,000,000	$908,879
9.987% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	217,366
Magnetite VIII CLO Ltd (Cayman) 10.227% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,788,705
Neuberger Berman CLO Ltd (Cayman) 9.511% (USD LIBOR + 6.750%) due 01/20/31 § ~	1,700,000	1,677,363
Voya CLO Ltd (Cayman) 7.961% (USD LIBOR + 5.200%) due 04/19/31 § ~	2,000,000	1,850,464

Total Asset-Backed Securities (Cost $12,011,708)		11,568,261

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.6%

Repurchase Agreement - 5.6%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $65,536,524; collateralized by U.S. Treasury Notes: 2.375% due 03/15/22 and value $66,848,358)	$65,533,793	$65,533,793

Total Short-Term Investment (Cost $65,533,793)		65,533,793

TOTAL INVESTMENTS - 98.5% (Cost $1,158,133,980)		1,157,763,598

OTHER ASSETS & LIABILITIES, NET - 1.5%		18,090,694

NET ASSETS - 100.0%		$1,175,854,292

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$16,142,513	$16,142,513	$-	$-
	Corporate Bonds & Notes	1,018,081,598	-	1,018,081,598	-
	Senior Loan Notes	46,437,433	-	46,437,433	-
	Asset-Backed Securities	11,568,261	-	11,568,261	-
	Short-Term Investment	65,533,793	-	65,533,793	-

	Total	$1,157,763,598	$16,142,513	$1,141,621,085	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 17.4%

Basic Materials - 0.1%

Georgia-Pacific LLC 5.400% due 11/01/20 ~	$400,000	$416,005

Communications - 2.4%

AT&T Inc
3.376% (USD LIBOR + 0.750%) due 06/01/21 §	1,000,000	1,004,508
3.437% (USD LIBOR + 0.650%) due 01/15/20 §	200,000	200,702
3.737% (USD LIBOR + 0.950%) due 07/15/21 §	1,800,000	1,821,833
5.150% due 02/15/50 ~	500,000	512,790
5.300% due 08/15/58 ~	200,000	203,304
Charter Communications Operating LLC
3.579% due 07/23/20	3,000,000	3,022,650
4.464% due 07/23/22	500,000	517,690
Telefonica Emisiones SA (Spain) 5.877% due 07/15/19	1,800,000	1,815,200
Verizon Communications Inc
3.376% due 02/15/25	279,000	283,135
4.016% due 12/03/29 ~	1,837,000	1,902,476

		11,284,288

Consumer, Cyclical - 1.5%

Ford Motor Credit Co LLC
0.060% (EUR LIBOR + 0.370%) due 12/01/21 §	EUR 300,000	322,060
3.157% due 08/04/20	$1,600,000	1,589,150
3.168% (USD LIBOR + 0.430%) due 11/02/20 §	900,000	879,693
General Motors Financial Co Inc
0.372% (EUR LIBOR + 0.680%) due 05/10/21 § ~	EUR 1,800,000	2,019,070
2.350% due 10/04/19	$100,000	99,764
Hyundai Capital America 2.000% due 07/01/19 ~	1,500,000	1,496,793
Volkswagen Group of America Finance LLC (Germany) 2.450% due 11/20/19 ~	400,000	398,394

		6,804,924

Consumer, Non-Cyclical - 1.3%

BAT Capital Corp (United Kingdom)
2.297% due 08/14/20	2,700,000	2,674,071
3.283% (USD LIBOR + 0.590%) due 08/14/20 §	1,100,000	1,097,849
Celgene Corp 2.875% due 08/15/20	900,000	900,889
Cigna Holding Co 4.375% due 12/15/20	1,100,000	1,126,236

		5,799,045

Energy - 1.7%

BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	1,900,000	1,947,694
Enbridge Inc (Canada)
3.183% (USD LIBOR + 0.400%) due 01/10/20 §	1,300,000	1,299,553
3.311% (USD LIBOR + 0.700%) due 06/15/20 §	1,700,000	1,701,765
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	437,000	444,433
5.999% due 01/27/28	1,280,000	1,298,560
6.125% due 01/17/22	102,000	107,916
6.625% due 01/16/34	GBP 100,000	141,820

	Principal Amount	Value
Spectra Energy Partners LP 3.299% (USD LIBOR + 0.700%) due 06/05/20 §	$100,000	$100,032
Texas Eastern Transmission LP 4.125% due 12/01/20 ~	700,000	712,319
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	100,000	101,636

		7,855,728

Financial - 6.8%

Air Lease Corp 2.500% due 03/01/21	2,000,000	1,985,300
Ally Financial Inc 3.750% due 11/18/19	100,000	100,500
American Tower Corp REIT 2.800% due 06/01/20	100,000	99,956
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.875% due 09/24/23 ~	EUR 200,000	218,451
6.750% due 02/18/20 ~	200,000	230,317
Bank of America Corp 5.875% due 03/15/28	$410,000	416,611
Cooperatieve Rabobank UA (Netherlands)
5.500% due 06/29/20 ~	EUR 800,000	931,825
6.625% due 06/29/21 ~	400,000	489,706
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	1,631,414
ING Bank NV (Netherlands) 2.625% due 12/05/22 ~	1,100,000	1,100,779
International Lease Finance Corp
6.250% due 05/15/19	100,000	100,368
8.250% due 12/15/20	2,781,000	3,006,403
JPMorgan Chase & Co 6.221% (USD LIBOR + 3.470%) due 04/30/19 §	1,227,000	1,234,945
JPMorgan Chase Bank NA 2.604% due 02/01/21	2,750,000	2,744,974
Jyske Realkredit AS (Denmark) 2.500% due 10/01/47	DKK 7,451	1,183
Lloyds Banking Group PLC (United Kingdom) 3.413% (USD LIBOR + 0.800%) due 06/21/21 §	$1,000,000	1,000,410
Macquarie Bank Ltd (Australia) 3.144% (USD LIBOR + 0.350%) due 04/04/19 § ~	1,200,000	1,200,043
Mitsubishi UFJ Financial Group Inc (Japan) 4.506% (USD LIBOR + 1.880%) due 03/01/21 §	494,000	506,114
National Rural Utilities Cooperative Finance Corp 2.967% (USD LIBOR + 0.375%) due 06/30/21 §	400,000	400,340
Navient Corp 8.000% due 03/25/20	300,000	312,750
Nordea Kredit Realkreditaktieselskab (Denmark) 2.500% due 10/01/47	DKK 2,725	433
Nykredit Realkredit AS (Denmark) 2.500% due 10/01/47 ~	14,936	2,367
Realkredit Danmark AS (Denmark) 2.500% due 07/01/47	74,113	11,768
Royal Bank of Scotland Group PLC (United Kingdom)
4.152% (USD LIBOR + 1.550%) due 06/25/24 §	$700,000	691,269
4.519% due 06/25/24	500,000	511,767
7.500% due 08/10/20	500,000	510,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
State Bank of India (India) 3.745% (USD LIBOR + 0.950%) due 04/06/20 § ~	$1,500,000	$1,501,939
The Goldman Sachs Group Inc 3.811% (USD LIBOR + 1.200%) due 09/15/20 §	2,500,000	2,526,607
UBS AG (Switzerland) 3.175% (USD LIBOR + 0.580%) due 06/08/20 § ~	1,900,000	1,907,887
Unibail-Rodamco SE REIT (France) 3.549% (USD LIBOR + 0.770%) due 04/16/19 § ~	1,900,000	1,900,534
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	3,900,000	4,346,589

		31,624,174

Industrial - 1.0%

General Electric Co 5.550% due 05/04/20	400,000	410,585
John Deere Capital Corp 2.897% (USD LIBOR + 0.290%) due 06/22/20 §	2,400,000	2,404,587
Penske Truck Leasing Co LP 3.300% due 04/01/21 ~	700,000	702,980
Textron Inc 3.247% (USD LIBOR + 0.550%) due 11/10/20 §	1,240,000	1,235,032

		4,753,184

Technology - 0.6%

Autodesk Inc 3.125% due 06/15/20	400,000	400,990
Dell International LLC 4.420% due 06/15/21 ~	1,200,000	1,231,775
EMC Corp 2.650% due 06/01/20	100,000	99,274
NXP BV (Netherlands) 4.625% due 06/15/22 ~	800,000	829,680
VMware Inc 3.900% due 08/21/27	100,000	96,300

		2,658,019

Utilities - 2.0%

Baltimore Gas & Electric Co 3.500% due 11/15/21	300,000	305,524
Dominion Energy Gas Holdings LLC
2.500% due 12/15/19	400,000	398,958
3.211% (USD LIBOR + 0.600%) due 06/15/21 §	1,000,000	999,905
Duke Energy Corp
3.193% (USD LIBOR + 0.500%) due 05/14/21 § ~	2,100,000	2,099,593
3.550% due 09/15/21	700,000	711,265
NextEra Energy Capital Holdings Inc
2.930% (USD LIBOR + 0.315%) due 09/03/19 §	1,180,000	1,180,406
3.029% (USD LIBOR + 0.400%) due 08/21/20 §	1,300,000	1,297,992
Progress Energy Inc 4.400% due 01/15/21	1,100,000	1,126,846
Sempra Energy 3.061% (USD LIBOR + 0.450%) due 03/15/21 §	500,000	495,541
Southern Power Co 3.183% (USD LIBOR + 0.550%) due 12/20/20 § ~	700,000	697,165

		9,313,195

Total Corporate Bonds & Notes (Cost $79,758,365)		80,508,562

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 17.2%

Collateralized Mortgage Obligations - Residential - 6.5%

Aggregator of Loans Backed by Assets PLC (United Kingdom) 1.979% (GBP LIBOR + 1.250%) due 04/24/49 § ~	GBP 191,688	$250,624
Alternative Loan Trust 2.766% (USD LIBOR + 0.280%) due 12/25/35 §	$60,766	59,025
Banc of America Mortgage Trust 4.872% due 11/25/34 §	15,009	15,811
Bear Stearns Adjustable Rate Mortgage Trust 4.427% due 01/25/35 §	187,700	184,075
Chase Mortgage Finance Trust 4.169% due 02/25/37 §	49,430	50,231
ChaseFlex Trust 6.000% due 02/25/37	378,519	264,374
Chevy Chase Funding LLC Mortgage-Backed Certificates 2.846% (USD LIBOR + 0.360%) due 03/25/35 § ~	505,924	506,942
Citigroup Mortgage Loan Trust
2.556% (USD LIBOR + 0.070%) due 01/25/37 § ~	246,458	229,065
4.273% due 09/25/37 §	48,932	47,271
4.455% due 08/25/35 §	304,825	234,078
4.490% (UST + 2.400%) due 05/25/35 §	38,321	38,743
4.654% due 03/25/37 §	1,023,040	1,002,955
Countrywide Home Loan Mortgage Pass-Through Trust
3.126% (USD LIBOR + 0.640%) due 03/25/35 §	54,673	49,720
3.923% due 08/25/34 §	21,608	20,685
Credit Suisse Mortgage Trust 4.237% due 06/25/50 § ~	755,800	589,485
Deutsche Alt-B Securities Mortgage Loan Trust 2.586% (USD LIBOR + 0.100%) due 10/25/36 §	31,855	24,504
Dukinfield PLC (United Kingdom) 1.870% (GBP LIBOR + 1.000%) due 08/15/45 § ~	GBP 51,205	66,885
Eurosail PLC (United Kingdom) 1.003% (GBP LIBOR + 0.160%) due 12/10/44 § ~	97,566	125,813
Eurosail-UK PLC (United Kingdom) 1.793% (GBP LIBOR + 0.950%) due 06/13/45 § ~	934,466	1,208,949
Fannie Mae
2.550% (USD LIBOR + 0.060%) due 07/25/37 §	$795,637	782,401
2.636% (USD LIBOR + 0.150%) due 08/25/34 §	126,397	125,197
2.836% (USD LIBOR + 0.350%) due 07/25/37 §	6,546	6,543
2.886% (USD LIBOR + 0.400%) due 03/25/49 §	3,456,195	3,445,966
4.393% due 05/25/35	557,226	585,836
Freddie Mac
2.859% (USD LIBOR + 0.350%) due 07/15/44 §	993,950	990,838
2.934% (USD LIBOR + 0.450%) due 09/15/42 §	2,413,738	2,420,680

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Government National Mortgage Association
2.888% (USD LIBOR + 0.400%) due 02/20/49 §	$3,393,414	$3,388,319
3.030% (USD LIBOR + 0.150%) due 08/20/68 §	1,310,376	1,293,039
3.247% (USD LIBOR + 0.750%) due 04/20/67 §	1,036,947	1,054,963
GreenPoint Mortgage Funding Trust
2.666% (USD LIBOR + 0.180%) due 09/25/46 §	196,743	184,253
3.026% (USD LIBOR + 0.540%) due 11/25/45 §	438,756	383,285
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	191,471	214,090
GSR Mortgage Loan Trust 4.808% due 01/25/35 §	201,319	201,700
HarborView Mortgage Loan Trust 3.042% (USD LIBOR + 0.560%) due 02/19/36 §	131,356	111,258
HomeBanc Mortgage Trust 2.816% (USD LIBOR + 0.330%) due 10/25/35 §	120,622	121,236
Impac CMB Trust 3.486% (USD LIBOR + 1.000%) due 07/25/33 §	102,298	99,319
IndyMac INDX Mortgage Loan Trust 2.966% (USD LIBOR + 0.480%) due 07/25/35 §	247,731	242,752
JP Morgan Mortgage Trust
3.674% due 07/27/37 § ~	608,667	606,993
4.320% due 08/25/35 §	233,330	226,520
4.399% due 09/25/35 §	47,831	47,368
4.436% due 07/25/35 §	188,380	192,745
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
2.924% (USD LIBOR + 0.440%) due 12/15/30 §	193,794	188,767
3.184% (USD LIBOR + 0.700%) due 11/15/31 §	230,139	230,359
Merrill Lynch Mortgage Investors Trust
2.736% (USD LIBOR + 0.250%) due 11/25/35 §	83,469	81,741
4.155% due 12/25/35 §	146,224	135,903
NCUA Guaranteed Notes Trust 2.931% (USD LIBOR + 0.450%) due 10/07/20 §	1,833,390	1,837,106
Residential Accredit Loans Inc Trust 2.786% (USD LIBOR + 0.300%) due 08/25/35 §	263,811	236,215
Sequoia Mortgage Trust
3.122% (USD LIBOR + 0.640%) due 04/19/27 §	409,280	400,593
3.182% (USD LIBOR + 0.700%) due 10/19/26 §	125,406	126,458
Structured Adjustable Rate Mortgage Loan Trust
3.797% (US FED + 1.400%) due 01/25/35 §	262,977	251,839
4.291% due 08/25/35 §	460,220	460,447
4.570% due 02/25/34 §	54,547	54,280
Structured Asset Mortgage Investments II Trust
2.732% (USD LIBOR + 0.250%) due 07/19/35 §	429,722	421,689
2.746% (USD LIBOR + 0.260%) due 03/25/37 §	76,043	55,762
3.142% (USD LIBOR + 0.660%) due 10/19/34 §	227,679	225,473

	Principal Amount	Value
SWAN Trust (Australia) 3.116% (AUD Bank Bill + 1.300%) due 04/25/41 §	AUD 198,468	$141,111
Towd Point Mortgage Funding PLC (United Kingdom) 1.864% (GBP LIBOR + 1.025%) due 10/20/51 § # ~	GBP 1,900,000	2,474,654
WaMu Mortgage Pass-Through Certificates Trust
2.625% (US FED + 1.500%) due 11/25/46 §	$242,198	239,184
3.397% (US FED + 1.000%) due 02/25/46 §	367,828	367,717
3.646% due 08/25/35 §	52,279	51,226
Wells Fargo Mortgage-Backed Securities Trust
4.618% due 09/25/34 §	79,134	81,505
4.974% due 12/25/34 §	179,174	183,611
5.170% due 04/25/36 §	140,050	138,113

		30,078,289

Fannie Mae - 10.6%

3.500% due 05/01/49	23,990,000	24,306,743
3.532% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	200,319	200,941
3.769% (USD LIBOR + 1.644%) due 03/01/35 §	265,642	275,014
3.800% (USD LIBOR + 0.675%) due 02/01/36 §	78,518	78,394
4.000% due 05/01/49	23,000,000	23,641,484
4.117% (USD LIBOR + 1.308%) due 11/01/35 §	29,378	30,124
4.163% (USD LIBOR + 1.623%) due 05/01/35 §	14,373	14,984
4.270% (USD LIBOR + 1.538%) due 01/01/36 §	53,641	55,854
4.284% (USD LIBOR + 1.417%) due 12/01/34 §	38,927	40,229
4.338% (USD LIBOR + 2.000%) due 04/01/35 §	268,399	283,851
4.456% (UST + 2.176%) due 12/01/22 §	1,758	1,790
4.643% (UST + 2.268%) due 10/01/35 §	8,811	9,187
4.692% (USD LIBOR + 1.942%) due 09/01/35 §	14,686	15,315
4.780% (USD LIBOR + 1.780%) due 11/01/35 §	9,608	9,881
5.000% (US FED + 1.250%) due 08/01/24 §	5,427	5,367
5.037% (USD LIBOR + 1.912%) due 03/01/36 §	49,292	51,349

		49,020,507

Freddie Mac - 0.1%

4.422% (USD LIBOR + 1.731%) due 08/01/35 §	5,350	5,588
4.640% (USD LIBOR + 1.765%) due 10/01/35 §	17,344	17,672
4.714% (USD LIBOR + 1.815%) due 03/01/36 §	30,201	30,729
4.802% (UST + 2.260%) due 01/01/34 §	160,311	168,604

		222,593

Government National Mortgage Association - 0.0%

3.375% (UST + 1.500%) due 01/20/27 §	8,761	8,818
3.500% (UST + 1.500%) due 02/20/25 §	7,811	8,003

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
3.625% (UST + 1.500%) due 05/20/23 - 05/20/26 §	$20,086	$20,411
3.750% (UST + 1.500%) due 09/20/22 - 07/20/25 §	28,805	29,279
4.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	17,979	18,377

		84,888

Total Mortgage-Backed Securities (Cost $78,947,424)		79,406,277

ASSET-BACKED SECURITIES - 9.1%

ABFC Trust 3.086% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	109,192
ACE Securities Corp Home Equity Loan Trust 3.266% (USD LIBOR + 0.780%) due 04/25/34 §	1,035,394	1,018,682
Apidos CLO XVI (Cayman) 3.741% (USD LIBOR + 0.980%) due 01/19/25 § ~	1,186,395	1,186,672
Argent Securities Inc Asset-Backed Pass-Through Certificates 3.526% (USD LIBOR + 1.040%) due 05/25/34 §	145,138	140,062
Asset-Backed Securities Corp Home Equity Loan Trust 2.566% (USD LIBOR + 0.080%) due 05/25/37 §	24,558	17,364
Atrium XII (Cayman) 3.591% (USD LIBOR + 0.830%) due 04/22/27 § ~	700,000	694,308
Bayview Opportunity Master Fund IVb Trust 3.844% due 04/28/33 ~	200,759	201,667
Bear Stearns Asset-Backed Securities I Trust 2.596% (USD LIBOR + 0.110%) due 04/25/31 §	216,495	309,957
Benefit Street Partners CLO VII Ltd (Cayman) 3.560% (USD LIBOR + 0.780%) due 07/18/27 § ~	400,000	397,963
Brookside Mill CLO Ltd (Cayman) 3.593% (USD LIBOR + 0.820%) due 01/17/28 § ~	3,510,000	3,478,512
Carlyle Global Market Strategies Euro CLO Ltd 0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 250,000	280,779
CIT Mortgage Loan Trust 3.990% (USD LIBOR + 1.500%) due 10/25/37 § ~	$1,730,000	1,724,180
Citigroup Mortgage Loan Trust 2.631% (USD LIBOR + 0.145%) due 09/25/36 § ~	626,147	605,557
Citigroup Mortgage Loan Trust Inc 2.946% (USD LIBOR + 0.460%) due 10/25/35 §	600,000	559,163
CoreVest American Finance Trust 2.968% due 10/15/49 ~	228,743	226,938
Countrywide Asset-Backed Certificates 2.676% (USD LIBOR + 0.190%) due 11/25/37 §	1,814,851	1,735,016
Credit Suisse Mortgage Trust 4.500% due 03/25/21	201,855	203,062
Credit-Based Asset Servicing & Securitization LLC 3.536% (USD LIBOR + 1.050%) due 05/25/35 §	1,083,000	1,084,789

	Principal Amount	Value
Credit-Based Asset Servicing & Securitization Trust 2.556% (USD LIBOR + 0.070%) due 01/25/37 §	$222,102	$94,117
Equity One Mortgage Pass-Through Trust 3.086% (USD LIBOR + 0.600%) due 04/25/34 §	425,589	388,985
Flagship VII Ltd CLO (Cayman) 3.881% (USD LIBOR + 1.120%) due 01/20/26 § ~	487,599	487,657
Freddie Mac Structured Pass-Through Certificates 2.616% (USD LIBOR + 0.130%) due 08/25/31 §	96,743	96,350
Halcyon Loan Advisors Funding Ltd (Cayman) 3.681% (USD LIBOR + 0.920%) due 04/20/27 § ~	600,000	596,753
Home Equity Asset Trust 3.341% (USD LIBOR + 0.855%) due 08/25/34 §	301,583	299,287
HSI Asset Securitization Corp Trust 2.536% (USD LIBOR + 0.050%) due 10/25/36 §	13,582	7,299
Jamestown CLO IV Ltd (Cayman) 3.477% (USD LIBOR + 0.690%) due 07/15/26 § ~	753,324	750,951
Jamestown CLO V Ltd (Cayman) 3.993% (USD LIBOR + 1.220%) due 01/17/27 § ~	2,114,063	2,112,921
Jubilee CLO BV (Netherlands) 0.532% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 300,000	336,987
Long Beach Mortgage Loan Trust 2.606% (USD LIBOR + 0.120%) due 08/25/36 §	$2,820,614	1,482,047
Morgan Stanley ABS Capital I Inc Trust
3.146% (USD LIBOR + 0.660%) due 01/25/35 §	602,187	593,894
3.461% (USD LIBOR + 0.975%) due 07/25/34 §	121,806	120,259
Morgan Stanley IXIS Real Estate Capital Trust 2.536% (USD LIBOR + 0.050%) due 11/25/36 §	1,606	809
Navient Student Loan Trust 3.636% (USD LIBOR + 1.150%) due 03/25/66 § ~	1,090,608	1,101,652
New Century Home Equity Loan Trust 2.666% (USD LIBOR + 0.180%) due 05/25/36 §	463,362	436,449
OCP CLO Ltd (Cayman)
3.587% (USD LIBOR + 0.800%) due 07/15/27 § ~	600,000	595,059
3.623% (USD LIBOR + 0.850%) due 04/17/27 § ~	400,000	398,591
OHA Credit Partners IX Ltd (Cayman) 3.771% (USD LIBOR + 1.010%) due 10/20/25 §	778,261	782,026
Renaissance Home Equity Loan Trust 3.246% (USD LIBOR + 0.760%) due 12/25/32 §	213,722	212,633
Saxon Asset Securities Trust 2.796% (USD LIBOR + 0.310%) due 09/25/47 §	313,883	304,052
Securitized Asset-Backed Receivables LLC Trust 2.636% (USD LIBOR + 0.150%) due 07/25/36 §	182,843	100,517

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
SLM Private Education Loan Trust
1.850% due 06/17/30 ~	$192,453	$191,892
4.734% (USD LIBOR + 2.250%) due 06/16/42 § ~	400,000	405,586
SLM Student Loan Trust
0.000% (EUR LIBOR + 0.270%) due 06/17/24 §	EUR 115,611	129,411
0.000% (EUR LIBOR + 0.270%) due 01/25/24 §	481,204	539,472
3.321% (USD LIBOR + 0.550%) due 10/25/64 § ~	$1,000,000	986,567
Sofi Professional Loan Program Trust 2.050% due 01/25/41 ~	723,062	718,734
Sound Point CLO IX Ltd (Cayman) 3.641% (USD LIBOR + 0.880%) due 07/20/27 § ~	300,000	299,184
Sound Point CLO VIII Ltd (Cayman) 3.647% (USD LIBOR + 0.860%) due 04/15/27 § ~	1,100,000	1,099,993
Soundview Home Loan Trust 2.686% (USD LIBOR + 0.200%) due 06/25/37 §	891,704	662,342
Structured Asset Securities Corp Mortgage Loan Trust 3.989% (USD LIBOR + 1.500%) due 04/25/35 §	519,023	509,140
Sudbury Mill CLO Ltd (Cayman) 3.923% (USD LIBOR + 1.150%) due 01/17/26 § ~	3,090,918	3,091,893
Symphony CLO XII Ltd (Cayman) 3.817% (USD LIBOR + 1.030%) due 10/15/25 § ~	3,333,636	3,336,657
THL Credit Wind River CLO Ltd (Cayman) 3.657% (USD LIBOR + 0.870%) due 10/15/27 § ~	250,000	249,794
Tralee CLO III Ltd (Cayman) 3.791% (USD LIBOR + 1.030%) due 10/20/27 § ~	800,000	796,566
United States Small Business Administration 5.290% due 12/01/27	958,977	995,758
Venture 35 CLO Ltd (Cayman) 3.650% (USD LIBOR + 1.150%) due 10/22/31 § ~	1,400,000	1,397,485
Venture XXI CLO Ltd (Cayman) 3.667% (USD LIBOR + 0.880%) due 07/15/27 § ~	700,000	696,782
VOLT LXII LLC 3.125% due 09/25/47 ~	694,979	694,109

Total Asset-Backed Securities (Cost $42,174,212)		42,074,523

U.S. TREASURY OBLIGATIONS - 104.8%

U.S. Treasury Bonds - 0.0%

3.000% due 02/15/48 ‡	70,000	72,616

U.S. Treasury Inflation Protected Securities - 104.8%

0.125% due 04/15/21 ^	51,074,770	50,689,829
0.125% due 01/15/22 ^ ‡	1,579,111	1,567,157
0.125% due 04/15/22 ^ ‡	6,013,118	5,953,236
0.125% due 01/15/23 ^	6,429,234	6,359,628
0.125% due 07/15/24 ^	2,149,721	2,124,286
0.125% due 07/15/26 ^	7,738,795	7,575,164
0.250% due 01/15/25 ^	12,978,389	12,849,620
0.375% due 07/15/23 ^	11,355,193	11,390,126
0.375% due 07/15/25 ^	19,818,050	19,816,269
0.375% due 01/15/27 ^	4,907,679	4,867,644

	Principal Amount	Value
0.375% due 07/15/27 ^	$3,117,688	$3,096,694
0.500% due 01/15/28 ^	48,276,093	48,212,711
0.625% due 07/15/21 ^	2,501,520	2,524,703
0.625% due 04/15/23 ^	4,144,438	4,175,472
0.625% due 01/15/24 ^	2,347,273	2,371,334
0.625% due 01/15/26 ^	44,633,208	45,170,481
0.625% due 02/15/43 ^	1,499,821	1,414,309
0.750% due 07/15/28 ^	1,664,499	1,703,167
0.750% due 02/15/42 ^	3,475,368	3,391,708
0.750% due 02/15/45 ^	5,344,300	5,149,028
0.875% due 01/15/29 ^	6,977,670	7,208,878
0.875% due 02/15/47 ^	3,965,350	3,933,442
1.000% due 02/15/46 ^	10,707,581	10,939,861
1.000% due 02/15/48 ^	2,829,325	2,896,505
1.250% due 07/15/20 ^	12,344,583	12,529,932
1.375% due 01/15/20 ^	5,409,993	5,455,824
1.375% due 02/15/44 ^	13,132,435	14,543,895
1.750% due 01/15/28 ^	5,441,322	6,015,241
2.000% due 01/15/26 ^	14,778,904	16,314,398
2.125% due 02/15/40 ^	19,761,836	24,694,729
2.125% due 02/15/41 ^	2,965,323	3,727,009
2.375% due 01/15/25 ^	52,547,111	58,361,431
2.375% due 01/15/27 ^	10,072,167	11,523,425
2.500% due 01/15/29 ^	8,625,931	10,232,710
3.375% due 04/15/32 ^	4,266,792	5,756,648
3.625% due 04/15/28 ^	23,326,825	29,630,768
3.875% due 04/15/29 ^	15,173,979	20,058,195

		484,225,457

Total U.S. Treasury Obligations (Cost $486,309,400)		484,298,073

FOREIGN GOVERNMENT BONDS & NOTES - 15.3%

Argentina Bocon (Argentina) 49.153% (ARS Deposit + 0.000%) due 10/04/22 §	ARS 200,000	7,678
Argentina Bonar (Argentina)
45.325% (ARS Deposit + 3.250%) due 03/01/20 §	100,000	2,296
45.563% (ARS Deposit + 2.000%) due 04/03/22 §	6,029,000	133,990
Argentina POM Politica Monetaria (Argentina) 67.546% (ARS Deposit + 0.000%) due 06/21/20 §	27,265,000	702,731
Argentine Republic Government (Argentina)
5.875% due 01/11/28	$610,000	469,776
6.875% due 01/26/27	1,670,000	1,356,249
Australia Government (Australia)
1.250% due 02/21/22 ^ ~	AUD 2,961,147	2,469,122
3.000% due 09/20/25 ^ ~	3,090,000	3,166,656
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,555,089
Brazil Letras do Tesouro Nacional (Brazil) 6.530% due 01/01/20	BRL 4,268,000	1,039,153
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,281,680	2,255,796
French Republic Government OAT (France)
1.850% due 07/25/27 ^ ~	EUR 767,578	1,082,316
2.100% due 07/25/23 ^ ~	4,060,764	5,233,441
2.250% due 07/25/20 ^ ~	5,882,943	7,020,090
Italy Buoni Poliennali Del Tesoro (Italy) 2.350% due 09/15/24 ^ ~	752,521	908,845
Japanese Government CPI Linked (Japan) 0.100% due 03/10/28 ^	JPY 331,851,300	3,125,385
Mexican Bonos (Mexico) 7.750% due 05/29/31	MXN 25,425,000	1,267,016
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,760,520	9,455,407

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Peruvian Government (Peru) 5.940% due 02/12/29 ~	PEN 1,900,000	$605,075
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$700,000	721,260
5.103% due 04/23/48 ~	500,000	548,750
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,261,912
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/26 ^ ~	GBP 9,784,681	15,173,505
0.125% due 08/10/28 ^ ~	3,984,195	6,525,850
0.125% due 11/22/56 ^ ~	137,864	363,695
0.125% due 11/22/65 ^ ~	754,357	2,340,600
1.875% due 11/22/22 ^ ~	660,710	1,011,997

Total Foreign Government Bonds & Notes (Cost $73,130,136)		70,803,680

SHORT-TERM INVESTMENTS - 5.3%

Certificates of Deposit - 0.8%

Barclays Bank PLC (United Kingdom) 3.171% (USD LIBOR + 0.400%) due 10/25/19 §	$3,600,000	3,606,308

Commercial Paper - 0.6%

Energy Transfer Partners LP 3.200% due 04/22/19	2,800,000	2,794,355

Foreign Government Issues - 2.5%

Argentina Treasury Bill (Argentina)
47.702% due 04/30/19	ARS 3,794,000	108,495
(18.852%) due 04/12/19	2,555,000	66,212
(2.086%) due 05/10/19	4,857,000	114,430
Japan Treasury Discount Bill (Japan) 0.077% due 05/13/19	JPY 1,270,000,000	11,461,455

		11,750,592

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $6,344,989; collateralized by U.S. Treasury Notes: 2.375% due 03/15/22 and value $6,471,956)	$6,344,725	6,344,725

Total Short-Term Investments (Cost $24,665,050)		24,495,980

TOTAL INVESTMENTS - 169.1% (Cost $784,984,587)		781,587,095

TOTAL SECURITIES SOLD SHORT - (1.1%)
(See Note (a) in Notes to Schedule of Investments) (Proceeds $5,021,607)		(5,073,504)

DERIVATIVES - (0.6%)
(See Notes (c) through (g) in Notes to Schedule of Investments)		(2,823,432)

OTHER ASSETS & LIABILITIES, NET - (67.4%)		(311,527,432)

NET ASSETS - 100.0%		$462,162,727

Notes to Schedule of Investments

(a)	Securities sold short outstanding as of March 31, 2019 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securites - (1.1%)

Fannie Mae 3.000% due 05/01/49	$5,100,000	($5,073,504)

Total Securities Sold Short (Proceeds $5,021,607)		($5,073,504)

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the three-month period ended March 31, 2019 was $357,778 at a weighted average interest rate of 2.490%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended March 31, 2019 was $335,326,135 at a weighted average interest rate of 2.638%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(c)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl	05/19	389	$49,157,612	$49,157,250	($362)
Euro-Bobl	06/19	127	18,806,583	18,967,429	160,846
Euro-BTP	05/19	113	17,289,109	17,289,000	(109)
Euro-Bund	05/19	420	61,261,052	61,260,750	(302)
Euro-Bund	06/19	356	65,604,035	66,426,732	822,697
Euro-OAT	05/19	170	29,307,135	29,307,000	(135)
Euro-Schatz	05/19	765	87,210,523	87,210,000	(523)
U.S. Treasury 2-Year Notes	06/19	82	17,417,255	17,473,687	56,432
U.S. Treasury Ultra Long Bonds	06/19	42	6,824,343	7,056,000	231,657

					1,270,201

Short Futures Outstanding
Australia 3-Year Bonds	06/19	36	2,888,297	2,904,896	(16,599)
Australia 10-Year Bonds	06/19	15	1,445,412	1,475,731	(30,319)
Euro-BTP	06/19	93	13,206,557	13,506,670	(300,113)
Euro-Bund	05/19	98	16,109,738	16,135,000	(25,262)
Euro-Buxl	06/19	62	12,674,455	13,329,669	(655,214)
Euro-OAT	06/19	170	30,519,464	31,020,770	(501,306)
Euro-Schatz	06/19	560	70,197,672	70,340,474	(142,802)
Long Gilt	06/19	111	18,390,146	18,703,268	(313,122)
Short Euro-BTP	06/19	1	124,143	124,514	(371)
U.S. Treasury 5-Year Notes	06/19	137	15,727,596	15,868,453	(140,857)
U.S. Treasury 10-Year Notes	06/19	30	3,736,112	3,726,563	9,549
U.S. Treasury 30-Year Bonds	06/19	98	14,286,425	14,666,312	(379,887)
U.S. Treasury Ultra 10-Year Notes	06/19	202	26,251,714	26,821,813	(570,099)

					(3,066,402)

Total Futures Contracts					($1,796,201)

(d)	Forward foreign currency contracts outstanding as of March 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	9,039,513	USD	208,618	04/19	BNP	$-	($158)
ARS	9,416,075	USD	237,181	04/19	CSF	-	(20,036)
ARS	770,062	USD	18,250	04/19	GSC	-	(492)
ARS	3,087,500	USD	68,000	04/19	HSB	706	-
ARS	170,000	USD	3,664	05/19	BNP	70	-
ARS	770,062	USD	16,804	05/19	GSC	110	-
ARS	11,943,900	USD	274,000	05/19	HSB	-	(15,369)
ARS	825,040	USD	18,000	05/19	HSB	122	-
AUD	7,815,000	USD	5,539,561	04/19	GSC	9,478	-
BRL	4,070,000	USD	1,044,474	04/19	GSC	-	(4,975)
BRL	4,070,000	USD	1,082,101	04/19	JPM	-	(42,603)
CAD	1,164,000	USD	873,539	04/19	CIT	-	(2,487)
CAD	5,221,000	USD	3,888,912	04/19	UBS	18,103	-
CNH	11,780,921	USD	1,707,293	04/19	CIT	45,028	-
COP	9,341,368,175	USD	2,987,229	06/19	TDB	-	(67,947)
DKK	2,015,000	USD	306,844	04/19	HSB	-	(4,082)
DKK	2,025,000	USD	307,042	07/19	JPM	-	(293)
EUR	22,616,628	USD	25,454,223	04/19	BOA	-	(84,014)
EUR	1,404,000	USD	1,596,243	04/19	CIT	-	(21,305)
GBP	21,842,000	USD	28,740,483	04/19	BNP	-	(292,378)
GBP	1,955,000	USD	2,590,285	04/19	HSB	-	(43,996)
IDR	46,077,529,300	USD	3,215,078	06/19	BNP	-	(19,584)
JPY	81,000,000	USD	732,711	04/19	BRC	-	(1,862)
JPY	60,000,000	USD	543,933	04/19	CIT	-	(2,563)
KRW	1,016,877,240	USD	898,000	06/19	JPM	-	(2,247)
MXN	12,213,077	USD	642,084	04/19	BRC	-	(14,191)
MXN	2,094,000	USD	107,372	04/19	JPM	284	-
MXN	2,028,000	USD	103,184	08/19	CIT	-	(877)
NZD	12,799,000	USD	8,716,051	04/19	CIT	67	-
RUB	232,660,532	USD	3,504,816	05/19	MSC	18,007	-
TWD	30,938,061	USD	1,007,000	06/19	BRC	-	(1,495)
USD	3,864	ARS	170,000	04/19	BNP	-	(57)
USD	225,573	ARS	8,869,513	04/19	BNP	21,032	-
USD	217,309	ARS	9,416,075	04/19	CSF	164	-
USD	17,682	ARS	770,062	04/19	GSC	-	(76)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	5,547,151	AUD	7,760,000	04/19	GSC	$37,165	$-
USD	38,791	AUD	55,000	04/19	JPM	-	(261)
USD	5,542,843	AUD	7,815,000	05/19	GSC	-	(9,578)
USD	1,041,640	BRL	4,070,000	04/19	GSC	2,142	-
USD	1,044,474	BRL	4,070,000	04/19	JPM	4,975	-
USD	1,109,465	BRL	4,268,000	01/20	JPM	43,828	-
USD	4,838,862	CAD	6,385,000	04/19	HSB	60,795	-
USD	3,891,912	CAD	5,221,000	05/19	UBS	-	(18,164)
USD	1,679,151	CNH	11,780,921	04/19	CSF	-	(73,170)
USD	1,024,000	COP	3,206,190,080	06/19	RBS	22,030	-
USD	4,644,805	EUR	4,110,000	04/19	CIT	34,411	-
USD	22,704,686	EUR	19,910,628	04/19	JPM	369,933	-
USD	25,520,354	EUR	22,616,628	05/19	BOA	83,573	-
USD	31,402,743	GBP	23,797,000	04/19	CIT	408,350	-
USD	28,784,488	GBP	21,842,000	05/19	BNP	291,971	-
USD	973,000	IDR	14,033,209,260	06/19	RBS	-	(208)
USD	1,266,478	JPY	141,000,000	04/19	BNP	-	(5,741)
USD	11,766,701	JPY	1,270,000,000	05/19	BNP	268,550	-
USD	545,455	JPY	60,000,000	05/19	CIT	2,408	-
USD	2,975,967	KRW	3,336,058,968	06/19	GSC	37,279	-
USD	740,302	MXN	14,307,077	04/19	JPM	4,753	-
USD	639,097	MXN	12,213,077	05/19	BRC	14,228	-
USD	703,873	MXN	13,877,000	06/19	CIT	-	(1,441)
USD	8,818,551	NZD	12,799,000	04/19	HSB	102,433	-
USD	8,721,159	NZD	12,799,000	05/19	CIT	135	-
USD	900,000	RUB	58,858,959	04/19	RBS	4,892	-
USD	590,294	RUB	39,202,771	05/19	SGN	-	(3,293)
USD	727,403	SGD	983,710	06/19	BRC	491	-
USD	3,300,948	TWD	101,457,944	06/19	BNP	3,504	-

Total Forward Foreign Currency Contracts						$1,911,017	($754,943)

(e)	Purchased options outstanding as of March 31, 2019 were as follows:

Credit Default Swaptions on Credit Indices – Buy Protection

Description			Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - CDX IG31 5Y			1.300%	04/17/19	MSC	$3,000,000	$450	$-
Put - CDX IG31 5Y			1.600%	04/17/19	BRC	43,900,000	8,780	1

							$9,230	$1

Interest Rate Swaptions
Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	02/20/20	MSC	$43,700,000	$193,373	$334,764
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	02/21/20	MSC	43,200,000	175,805	331,530
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	03/26/20	MSC	46,800,000	277,333	248,793
Call - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.250%	03/27/20	MSC	14,700,000	99,401	78,360

							$745,912	$993,447

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 5-Year Notes (06/19)	$123.00	05/24/19	CME	35	$4,305,000	$301	$274
Call - U.S. Treasury 5-Year Notes (06/19)	123.50	05/24/19	CME	37	4,569,500	318	289
Call - U.S. Treasury 5-Year Notes (06/19)	124.25	05/24/19	CME	41	5,094,250	353	320
Call - U.S. Treasury 5-Year Notes (06/19)	127.00	05/24/19	CME	24	3,048,000	207	24
Call - U.S. Treasury 10-Year Notes (06/19)	138.00	05/24/19	CME	69	9,522,000	569	1,078
Call - U.S. Treasury 10-Year Notes (06/19)	140.00	05/24/19	CME	77	10,780,000	662	77
Call - U.S. Treasury 30-Year Bonds (06/19)	180.00	05/24/19	CME	40	7,200,000	344	625
Call - U.S. Treasury 30-Year Bonds (06/19)	190.00	05/24/19	CME	99	18,810,000	851	99
Call - U.S. Treasury 30-Year Bonds (06/19)	192.00	05/24/19	CME	18	3,456,000	155	18
Call - U.S. Treasury Ultra 30-Year Bonds (06/19)	210.00	05/24/19	CME	7	1,470,000	60	7

						3,820	2,811

Put - U.S. Treasury 2-Year Notes (06/19)	104.50	05/24/19	CME	8	1,672,000	69	8
Put - U.S. Treasury 2-Year Notes (06/19)	104.63	05/24/19	CME	1	209,250	9	1
Put - U.S. Treasury 2-Year Notes (06/19)	104.75	05/24/19	CME	63	13,198,500	542	63
Put - U.S. Treasury 2-Year Notes (06/19)	105.00	05/24/19	CME	10	2,100,000	86	10

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - U.S. Treasury Ultra 30-Year Bonds (06/19)	$111.00	05/24/19	CME	36	$3,996,000	$309	$36
Put - U.S. Treasury 10-Year Notes (06/19)	113.50	05/24/19	CME	48	5,448,000	413	48
Put - U.S. Treasury Ultra 30-Year Bonds (06/19)	114.00	05/24/19	CME	6	684,000	51	6

						1,479	172

Total Options on Futures						$5,299	$2,983

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 4.000% due 05/13/49	$71.00	05/13/19	JPM	$4,100,000	$160	$-

Total Purchased Options					$760,601	$996,431

(f)	Premiums received and value of written options outstanding as of March 31, 2019 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG31 5Y	1.000%	04/17/19	BNP	$1,400,000	$1,470	($13)
Put - CDX IG31 5Y	1.000%	04/17/19	CIT	1,500,000	1,455	(14)
Put - CDX IG31 5Y	1.050%	04/17/19	CIT	1,500,000	1,425	(7)
Put - CDX IG31 5Y	1.150%	04/17/19	CIT	2,500,000	2,656	(2)
Put - CDX IG31 5Y	1.200%	04/17/19	CIT	1,800,000	1,890	(1)
Put - CDX IG31 5Y	1.100%	05/15/19	CIT	1,600,000	1,568	(94)
Put - CDX IG31 5Y	1.200%	05/15/19	BOA	1,600,000	1,600	(42)
Put - CDX IG31 5Y	2.400%	09/18/19	GSC	1,700,000	2,890	(31)
Put - iTraxx Main 30 5Y	2.400%	09/18/19	GSC	EUR 600,000	1,159	(18)

					$16,113	($222)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+4.000%)10]	04/22/24	JPM	$13,800,000	$100,395	($15)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1+4.000%)10]	05/16/24	JPM	1,300,000	9,035	(97)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1+3.000%)20)]	06/22/35	GSC	EUR 2,200,000	100,087	(5,136)

						209,517	(5,248)

Floor - U.S. CPI Urban Consumers	234.81	Maximum of [0, 0.000% - ((Final Index/Initial Index) -1)]	03/24/20	JPM	$12,700,000	143,510	(9)
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	87,400,000	779,360	(3)
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	8,700,000	112,230	(5)
Floor - U.S. CPI Urban Consumers	238.64	Maximum of [0, 0.000% - ((Final Index/Initial Index) -1)]	10/02/20	JPM	3,800,000	70,136	(1,449)

						1,105,236	(1,466)

Total Inflation Floor/Cap Options						$1,314,753	($6,714)

Interest Rate Floor/Cap Option
Description	Exercise Rate	Floating Rate Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - ICE Swap Rate	0.000%	10-Year/2-Year ICE Swap Rate	01/02/20	MSC	$39,200,000	$30,380	($11,633)

Interest Rate Swaptions
Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.521%	02/20/20	MSC	$18,700,000	$193,449	($328,694)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.527%	02/21/20	MSC	18,500,000	176,003	(328,985)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.338%	03/26/20	MSC	9,700,000	133,860	(126,892)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.344%	03/26/20	MSC	9,700,000	145,500	(128,449)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.361%	03/27/20	MSC	6,100,000	99,472	(83,788)

							$748,284	($996,808)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (05/19)	$125.00	04/26/19	CME	31	$3,875,000	$10,133	($7,750)

Total Written Options						$2,119,663	($1,023,127)

(g)	Swap agreements outstanding as of March 31, 2019 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	Q	1.000%	12/20/23	BNP	1.092%	$250,000	$897	$2,437	($1,540)
Mexico Government	Q	1.000%	12/20/23	BOA	1.092%	2,000,000	7,175	18,187	(11,012)
Mexico Government	Q	1.000%	12/20/23	GSC	1.092%	950,000	3,408	8,060	(4,652)
Mexico Government	Q	1.000%	12/20/23	HSB	1.092%	500,000	1,794	4,770	(2,976)
Mexico Government	Q	1.000%	12/20/23	JPM	1.092%	200,000	718	1,736	(1,018)

							$13,992	$35,190	($21,198)

Credit Default Swaps on Corporate Issues – Sell Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 03/31/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Q	1.000%	12/20/19	ICE	0.590%	EUR 100,000	$324	($536)	$860
Daimler AG	Q	1.000%	12/20/20	ICE	0.275%	240,000	3,484	2,550	934
General Electric Co	Q	1.000%	12/20/20	ICE	0.274%	$100,000	1,346	(1,479)	2,825
Ally Financial Inc	Q	5.000%	06/20/22	ICE	0.846%	200,000	26,370	16,300	10,070
General Electric Co	Q	1.000%	12/20/23	ICE	0.920%	300,000	1,366	(15,611)	16,977

							$32,890	$1,224	$31,666

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Main 26 5Y	Q	1.000%	12/20/21	ICE	EUR 4,300,000	($98,771)	($45,004)	($53,767)
iTraxx Main 28 5Y	Q	1.000%	12/20/22	ICE	11,700,000	(290,943)	(248,284)	(42,659)
CDX HY31 5Y	Q	5.000%	12/20/23	ICE	$9,114,000	(631,920)	(510,901)	(121,019)

						($1,021,634)	($804,189)	($217,445)

Credit Default Swaps on Credit Indices – Sell Protection (4)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	M	0.500%	10/17/57	GSC	$1,000,000	$10,097	($52,061)	$62,158

Total Credit Default Swaps						($964,655)	($819,836)	($144,819)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.788%	U.S. CPI Urban Consumers	Z/Z	MSC	07/18/26	$2,800,000	($66,985)	$-	($66,985)
1.810%	U.S. CPI Urban Consumers	Z/Z	MSC	07/19/26	4,100,000	(88,422)	-	(88,422)
1.800%	U.S. CPI Urban Consumers	Z/Z	MSC	07/20/26	2,600,000	(58,467)	-	(58,467)
1.805%	U.S. CPI Urban Consumers	Z/Z	MSC	09/20/26	800,000	(17,144)	-	(17,144)

						(231,018)	-	(231,018)

			Exchange
1.535%	Eurostat Eurozone HICP	Z/Z	LCH	06/15/23	EUR 3,470,000	94,536	-	94,536
1.168%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/24	6,600,000	66,260	11,928	54,332
1.730%	U.S. CPI Urban Consumers	Z/Z	LCH	07/26/26	$2,400,000	(69,897)	(128,648)	58,751
1.800%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/26	4,300,000	(90,551)	(43,388)	(47,163)
1.801%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/26	1,850,000	(38,763)	(85,451)	46,688
1.805%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/26	1,600,000	(32,889)	(73,280)	40,391
1.780%	U.S. CPI Urban Consumers	Z/Z	LCH	09/15/26	1,600,000	(37,341)	(77,664)	40,323
2.180%	U.S. CPI Urban Consumers	Z/Z	LCH	09/20/27	1,210,000	13,260	-	13,260
2.150%	U.S. CPI Urban Consumers	Z/Z	LCH	09/25/27	1,200,000	9,136	-	9,136
2.156%	U.S. CPI Urban Consumers	Z/Z	LCH	10/17/27	2,700,000	23,274	-	23,274
2.335%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/28	3,450,000	107,219	7,486	99,733
1.535%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/28	EUR 1,300,000	58,776	169	58,607
2.353%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/28	$1,150,000	40,159	-	40,159
2.360%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/28	1,730,000	61,730	-	61,730
2.364%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/28	1,760,000	63,370	-	63,370
1.620%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/28	EUR 1,780,000	96,386	112	96,274
2.379%	U.S. CPI Urban Consumers	Z/Z	LCH	07/09/28	$7,400,000	269,096	(3,582)	272,678
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	GBP 120,000	3,241	-	3,241
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	21,899	-	21,899
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	3,800,000	(103,354)	(214,684)	111,330
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	51,723	57,700	(5,977)
3.325%	GBP Retail Price	Z/Z	LCH	08/15/30	830,000	(4,493)	7,797	(12,290)
3.300%	GBP Retail Price	Z/Z	LCH	12/15/30	1,160,000	(30,846)	(55,072)	24,226
3.530%	GBP Retail Price	Z/Z	LCH	10/15/31	270,000	3,680	7,144	(3,464)
3.470%	GBP Retail Price	Z/Z	LCH	09/15/32	6,310,000	(5,435)	2,369	(7,804)
3.500%	GBP Retail Price	Z/Z	LCH	09/15/33	380,000	(35)	296	(331)
3.579%	GBP Retail Price	Z/Z	LCH	10/15/33	420,000	11,878	-	11,878
3.358%	GBP Retail Price	Z/Z	LCH	04/15/35	1,200,000	(7,163)	(29,642)	22,479
1.796%	Eurostat Eurozone HICP	Z/Z	LCH	11/15/38	EUR 1,010,000	94,642	79	94,563
1.808%	Eurostat Eurozone HICP	Z/Z	LCH	11/15/38	900,000	87,030	-	87,030
1.946%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/48	500,000	76,061	1,019	75,042
1.945%	Eurostat Eurozone HICP	Z/Z	LCH	11/15/48	370,000	55,504	-	55,504
1.950%	Eurostat Eurozone HICP	Z/Z	LCH	11/15/48	580,000	88,289	1,978	86,311

						976,382	(613,334)	1,589,716

Total Interest Rate Swaps – Long						$745,364	($613,334)	$1,358,698

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.980%	U.S. CPI Urban Consumers	Z/Z	LCH	04/10/19	$4,050,000	($17,730)	$-	($17,730)
1.925%	U.S. CPI Urban Consumers	Z/Z	LCH	05/08/19	2,180,000	(7,712)	-	(7,712)
1.721%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/20	7,290,000	(5,200)	-	(5,200)
2.168%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/20	3,500,000	(18,405)	-	(18,405)
1.160%	France CPI Excluding Tobacco	Z/Z	LCH	08/15/20	EUR 130,000	(1,167)	92	(1,259)
2.027%	U.S. CPI Urban Consumers	Z/Z	LCH	11/23/20	$3,500,000	(7,874)	-	(7,874)
2.021%	U.S. CPI Urban Consumers	Z/Z	LCH	11/25/20	3,300,000	(6,969)	-	(6,969)
1.875%	U.S. CPI Urban Consumers	Z/Z	LCH	03/14/21	2,400,000	(532)	-	(532)
1.927%	U.S. CPI Urban Consumers	Z/Z	LCH	03/18/21	8,000,000	(9,055)	-	(9,055)
1.345%	France CPI Excluding Tobacco	Z/Z	LCH	06/15/21	EUR 1,300,000	(17,169)	-	(17,169)
1.550%	U.S. CPI Urban Consumers	Z/Z	LCH	07/26/21	$2,400,000	51,913	81,231	(29,318)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.603%	U.S. CPI Urban Consumers	Z/Z	LCH	09/12/21	$1,850,000	$32,327	$55,721	($23,394)
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	1,200,000	(7,012)	-	(7,012)
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	6,810,000	(109,305)	-	(109,305)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	(117,983)	(801)	(117,182)
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	(24,904)	-	(24,904)
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	(39,623)	-	(39,623)
1.030%	France CPI Excluding Tobacco	Z/Z	LCH	03/15/24	EUR 6,600,000	(33,216)	(2,477)	(30,739)
2.300%	3-Month USD-LIBOR	S/Q	CME	04/27/26	$14,510,000	14,037	271,993	(257,956)
2.000%	3-Month USD-LIBOR	S/Q	CME	07/27/26	6,500,000	99,878	189,242	(89,364)
2.400%	3-Month USD-LIBOR	S/Q	CME	12/07/26	800,000	(1,008)	9,068	(10,076)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	JPY 426,000,000	(87,367)	(6,687)	(80,680)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 4,500,000	(293,920)	12,561	(306,481)
3.100%	3-Month USD-LIBOR	S/Q	CME	04/17/28	$15,540,000	(405,563)	(46,913)	(358,650)
2.250%	3-Month USD-LIBOR	S/Q	LCH	06/20/28	11,780,000	76,748	607,973	(531,225)
2.765%	3-Month USD-LIBOR	S/Q	CME	07/18/28	2,980,000	(88,434)	32,482	(120,916)
2.720%	3-Month USD-LIBOR	S/Q	CME	07/18/28	400,000	(10,319)	4,284	(14,603)
3.134%	3-Month USD-LIBOR	S/Q	CME	09/13/28	15,000,000	(386,152)	-	(386,152)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	JPY 530,000,000	(175,271)	(28,758)	(146,513)
1.500%	6-Month GBP-LIBOR	S/S	LCH	09/18/29	GBP 5,510,000	(180,302)	(39,066)	(141,236)
2.000%	1-Day USD-Federal Funds	A/A	LCH	12/15/47	$2,610,000	165,564	6,265	159,299
2.428%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	500,000	(14,195)	1,208	(15,403)
2.478%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	1,203,000	(47,204)	6,639	(53,843)
2.499%	1-Day USD-Federal Funds	A/A	LCH	12/20/47	390,000	(17,088)	974	(18,062)
3.000%	3-Month USD-LIBOR	S/Q	CME	12/19/48	1,990,000	(177,199)	118,152	(295,351)
1.500%	6-Month GBP-LIBOR	S/S	LCH	09/18/49	GBP 4,020,000	(165,393)	64,501	(229,894)

Total Interest Rate Swaps – Short						($2,032,804)	$1,337,684	($3,370,488)

Total Interest Rate Swaps						($1,287,440)	$724,350	($2,011,790)

Total Swap Agreements						($2,252,095)	($95,486)	($2,156,609)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$80,508,562	$-	$80,508,562	$-
	Mortgage-Backed Securities	79,406,277	-	79,406,277	-
	Asset-Backed Securities	42,074,523	-	42,074,523	-
	U.S. Treasury Obligations	484,298,073	-	484,298,073	-
	Foreign Government Bonds & Notes	70,803,680	-	70,803,680	-
	Short-Term Investments	24,495,980	-	24,495,980	-
	Derivatives:
	Credit Contracts
	Purchased Options	1	-	1	-
	Swaps	93,824	-	93,824	-

	Total Credit Contracts	93,825	-	93,825	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,911,017	-	1,911,017
	Interest Rate Contracts
	Futures	1,281,181	1,281,181	-	-
	Purchased Options	996,430	-	996,430	-
	Swaps	1,826,044		1,826,044

	Total Interest Rate Contracts	4,103,655	1,281,181	2,822,474	-

	Total Asset - Derivatives	6,108,497	1,281,181	4,827,316	-

	Total Assets	787,695,592	1,281,181	786,414,411	-

Liabilities	Securities Sold Short
	Mortgage-Backed Securities	(5,073,504)	-	(5,073,504)	-
	Sale-buyback Financing Transactions	(488,214,836)	-	(488,214,836)	-
	Derivatives:
	Credit Contracts
	Written Options	(222)	-	(222)	-
	Swaps	(238,643)	-	(238,643)	-

	Total Credit Contracts	(238,865)	-	(238,865)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(754,943)	-	(754,943)	-
	Interest Rate Contracts
	Futures	(3,077,382)	(3,077,382)	-	-
	Written Options	(1,022,905)	-	(1,022,905)	-
	Swaps	(3,837,834)	-	(3,837,834)	-

	Total Interest Rate Contracts	(7,938,121)	(3,077,382)	(4,860,739)	-

	Total Liabilities - Derivatives	(8,931,929)	(3,077,382)	(5,854,547)	-

	Total Liabilities	(502,220,269)	(3,077,382)	(499,142,887)	-

	Total	$285,475,323	($1,796,201)	$287,271,524	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.8%

Consumer, Cyclical - 0.5%

Ford Motor Credit Co LLC 3.919% (USD LIBOR + 1.235%) due 02/15/23 §	$1,000,000	$946,346

Consumer, Non-Cyclical - 1.3%

Becton Dickinson and Co 3.476% (USD LIBOR + 0.875%) due 12/29/20 §	1,627,000	1,627,174
Cardinal Health Inc 3.381% (USD LIBOR + 0.770%) due 06/15/22 §	1,000,000	992,581

		2,619,755

Total Corporate Bonds & Notes (Cost $3,630,971)		3,566,101

MORTGAGE-BACKED SECURITIES - 6.2%

Collateralized Mortgage Obligations - Commercial - 1.4%

BX Trust 3.571% (USD LIBOR + 1.088%) due 09/15/37 § ~	990,867	986,508
CAMB Commercial Mortgage Trust 4.234% (USD LIBOR + 1.750%) due 12/15/37 § ~	336,943	338,456
SLIDE 3.384% (USD LIBOR + 0.900%) due 06/15/31 § ~	517,953	517,934
TPG Real Estate Finance Issuer Ltd (Cayman) 3.234% (USD LIBOR + 0.750%) due 02/15/35 § ~	616,366	616,787
VMC Finance LLC 3.304% (USD LIBOR + 0.820%) due 03/15/35 § ~	344,214	343,064

		2,802,749

Collateralized Mortgage Obligations - Residential - 4.8%

Deephaven Residential Mortgage Trust
2.976% due 12/25/57 § ~	266,584	267,072
3.027% due 12/25/57 § ~	287,493	287,206
3.948% due 01/25/59 § ~	505,591	507,609
4.285% due 10/25/58 § ~	3,170,085	3,211,017
New Residential Mortgage Loan Trust 3.928% due 01/25/49 § ~	1,977,717	2,000,419
PSMC Trust 3.500% due 02/25/48 § ~	393,720	395,714
Sequoia Mortgage Trust
2.500% due 01/25/45 § ~	1,639,798	1,607,654
4.000% due 02/25/48 § ~	290,685	294,781
4.000% due 08/25/48 § ~	1,074,376	1,091,237

		9,662,709

Total Mortgage-Backed Securities (Cost $12,395,878)		12,465,458

ASSET-BACKED SECURITIES - 19.1%

AASET Trust 3.967% due 05/16/42 ~	598,520	597,727
AASET US Ltd 4.454% due 11/18/38 ~	591,563	600,040
AccessLex Institute 3.177% (USD LIBOR + 0.570%) due 09/22/37 §	296,542	283,158

	Principal Amount	Value
AIMCO CLO (Cayman) 3.637% (USD LIBOR + 0.850%) due 01/15/28 § ~	$1,100,000	$1,093,718
Arbor Realty Commercial Real Estate Notes Ltd (Cayman) 3.634% (USD LIBOR + 1.150%) due 06/15/28 § ~	1,700,000	1,695,072
Avery Point IV CLO Ltd (Cayman) 3.871% (USD LIBOR + 1.100%) due 04/25/26 § ~	758,207	758,363
Avis Budget Rental Car Funding AESOP LLC 4.530% due 03/20/23 ~	433,000	438,678
CIFC Funding Ltd (Cayman) 3.567% (USD LIBOR + 0.780%) due 04/15/27 § ~	1,100,000	1,093,116
CLI Funding V LLC 3.290% due 06/18/29 ~	624,554	621,836
Commonbond Student Loan Trust
3.200% due 06/25/32 ~	83,648	83,748
4.350% due 02/25/46 ~	337,000	338,761
DB Master Finance LLC 3.980% due 02/20/45 ~	1,056,000	1,057,187
Diamond Resorts Owner Trust 2.990% due 05/22/28 ~	203,155	203,348
DRB Prime Student Loan Trust
2.320% due 04/25/30	4,342	4,332
2.540% due 04/27/26 ~	11,442	11,423
3.060% due 07/25/31 ~	42,198	42,328
ECMC Group Student Loan Trust
3.240% (USD LIBOR + 0.750%) due 02/27/68 § ~	2,238,887	2,219,339
3.840% (USD LIBOR + 1.350%) due 07/26/66 § ~	222,813	225,197
EdLinc Student Loan Funding Trust 4.350% (US Prime - 1.150%) due 12/01/47 § ~	425,267	426,466
Education Loan Asset-Backed Trust I 3.286% (USD LIBOR + 0.800%) due 06/25/26 § ~	92,148	92,439
Elara HGV Timeshare Issuer LLC 2.730% due 04/25/28 ~	76,179	75,149
ELFI Graduate Loan Program LLC 3.236% (USD LIBOR + 0.750%) due 08/25/42 § ~	824,756	823,178
FCI Funding LLC 3.630% due 02/18/31 # ~	281,000	280,952
Hertz Vehicle Financing II LP 3.520% due 03/25/21 ~	980,000	978,551
Hilton Grand Vacations Trust 2.280% due 01/25/26 ~	52,314	52,183
JP Morgan Student Loan Trust 3.115% (USD LIBOR + 0.350%) due 06/28/39 § ~	235,304	222,650
KREF Ltd 3.834% (USD LIBOR + 1.350%) due 06/15/36 § ~	2,000,000	1,999,426
Laurel Road Prime Student Loan Trust 1.870% due 11/25/42 ~	38,876	38,828
MVW Owner Trust 2.640% due 12/20/33 ~	535,399	528,439
Navistar Financial Dealer Note Master Owner Trust 4.036% (USD LIBOR + 1.550%) due 09/25/23 § ~	440,000	440,669
Nelnet Student Loan Trust
2.707% (USD LIBOR + 0.100%) due 03/23/37 §	1,130,863	1,122,080
2.777% (USD LIBOR + 0.170%) due 03/23/37 §	393,471	368,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
2.852% (USD LIBOR + 0.250%) due 06/25/41 §	$155,197	$145,152
2.881% (USD LIBOR + 0.110%) due 10/25/33 §	1,015,615	1,004,978
3.121% (USD LIBOR + 0.350%) due 10/25/40 §	563,428	531,090
3.136% (USD LIBOR + 0.650%) due 11/25/52 § ~	1,200,111	1,188,023
3.986% (USD LIBOR + 1.500%) due 03/25/48 § ~	1,000,000	985,132
Neuberger Berman CLO XX Ltd (Cayman) 3.587% (USD LIBOR + 0.800%) due 01/15/28 § ~	1,050,000	1,038,752
OCP CLO Ltd (Cayman) 3.585% (USD LIBOR + 0.820%) due 10/26/27 § ~	1,100,000	1,093,917
PHEAA Student Loan Trust 3.076% (USD LIBOR + 0.590%) due 08/25/40 § ~	351,491	348,460
PNMAC GMSR ISSUER Trust 5.340% (USD LIBOR + 2.850%) due 02/25/23 § ~	180,000	180,595
Scholar Funding Trust 3.665% (USD LIBOR + 0.900%) due 10/28/43 § ~	1,505,219	1,504,696
Securitized Equipment Receivables Trust
3.760% due 10/11/24	500,000	504,273
4.200% due 10/11/24	480,000	484,739
Sierra Timeshare Receivables Funding LLC
2.300% due 10/20/31 ~	75,813	75,503
2.780% due 07/20/33 ~	1,075,685	1,062,789
2.800% due 10/20/31 ~	312,583	311,530
3.020% due 06/20/32 ~	731,172	722,498
3.050% due 03/22/32 ~	334,847	333,704
SLC Student Loan Trust
2.841% (USD LIBOR + 0.230%) due 12/15/39 §	783,451	721,926
2.884% (USD LIBOR + 0.200%) due 02/15/45 §	124,292	117,116
2.891% (USD LIBOR + 0.280%) due 03/15/40 §	865,130	801,748
SLM Student Loan Trust
2.921% (USD LIBOR + 0.150%) due 04/25/40 §	62,538	57,790
3.261% (USD LIBOR + 0.650%) due 06/15/38 §	692,580	652,920
3.986% (USD LIBOR + 1.500%) due 06/27/44 §	100,000	95,681
3.986% (USD LIBOR + 1.500%) due 12/28/70 §	100,000	99,952
TLF National Tax Lien Trust 3.090% due 12/15/29 ~	1,409,212	1,399,481
Trafigura Securitisation Finance PLC (Ireland)
3.214% (USD LIBOR + 0.730%) due 03/15/22 § ~	1,010,000	1,013,688
4.290% due 03/15/22 ~	1,760,000	1,789,265
VSE VOI Mortgage LLC 2.740% due 07/20/33 ~	883,376	871,686

Total Asset-Backed Securities (Cost $38,012,481)		37,953,822

U.S. TREASURY OBLIGATIONS - 80.4%

U.S. Treasury Inflation Protected Securities - 80.4%

0.125% due 04/15/22 ^ ‡	7,710,353	7,633,569
0.125% due 07/15/22 ^ ‡	8,755,870	8,714,060
0.125% due 07/15/24 ^ ‡	13,091,196	12,936,304
0.125% due 07/15/26 ^ ‡	6,352,742	6,218,418

	Principal Amount	Value
0.250% due 01/15/25 ^ ‡	$13,814,710	$13,677,644
0.375% due 07/15/25 ^ ‡	2,733,001	2,732,893
0.375% due 07/15/27 ^ ‡	10,803,870	10,731,117
0.500% due 01/15/28 ^ ‡	17,346,800	17,321,887
0.625% due 04/15/23 ^ ‡	18,401,710	18,539,503
0.625% due 02/15/43 ^ ‡	2,189,490	2,064,656
0.750% due 07/15/28 ^ ‡	10,729	10,978
0.750% due 02/15/45 ^ ‡	10,688,600	10,298,056
0.875% due 01/15/29 ^ ‡	5,482,455	5,664,119
0.875% due 02/15/47 ^ ‡	6,256,140	6,205,799
1.000% due 02/15/48 ^ ‡	4,593,060	4,702,118
2.000% due 01/15/26 ^ ‡	3,804,420	4,199,690
2.125% due 02/15/41 ^ ‡	3,241,154	4,073,692
2.375% due 01/15/25 ^ ‡	8,679,320	9,644,631
2.375% due 01/15/27 ^ ‡	5,616,450	6,425,702
3.875% due 04/15/29 ^ ‡	6,124,240	8,098,770

		159,893,606

Total U.S. Treasury Obligations (Cost $158,065,622)		159,893,606

MUNICIPAL BONDS - 2.3%

Brazos Higher Education Authority Inc
2.761% (USD LIBOR + 0.160%) due 03/27/23 §	735,293	734,564
2.942% (USD LIBOR + 0.120%) due 06/25/26 §	1,183,265	1,172,768
Kentucky Higher Education Student Loan Corp 3.239% (USD LIBOR + 0.750%) due 12/01/31 §	768,592	759,031
New Hampshire Higher Education Loan Corp 2.986% (USD LIBOR + 0.500%) due 10/25/28 §	1,598,199	1,597,016
North Carolina State Education Assistance Authority 3.571% (USD LIBOR + 0.800%) due 07/25/25 §	176,516	176,834
South Carolina Student Loan Corp 3.771% (USD LIBOR + 1.000%) due 07/25/25 §	249,188	249,198

Total Municipal Bonds (Cost $4,692,896)		4,689,411

SHORT-TERM INVESTMENTS - 58.4%

Commercial Paper - 57.8%

American Electric Power Co Inc 2.665% due 04/10/19	3,800,000	3,796,633
AT&T Inc 2.868% due 05/30/19	2,600,000	2,587,243
AutoZone Inc 2.689% due 04/15/19	3,800,000	3,795,189
BAT International Finance PLC 2.649% due 04/04/19	4,000,000	3,998,238
Baxter International Inc 2.651% due 04/05/19	3,800,000	3,798,046
Bell Canada Inc 2.868% due 07/23/19	3,800,000	3,765,263
CenterPoint Energy Inc
2.611% due 04/05/19	2,500,000	2,498,734
2.801% due 05/24/19	1,500,000	1,493,504
CRH America Finance Inc 2.851% due 06/14/19	3,500,000	3,478,822
Dominion Resources 2.827% due 06/03/19	3,300,000	3,283,018

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Enbridge Inc
2.775% due 05/15/19	$1,100,000	$1,096,036
2.865% due 06/20/19	2,500,000	2,483,625
Entergy Corp 2.838% due 05/09/19	1,000,000	996,784
Equifax Inc 2.735% due 04/24/19	3,800,000	3,792,521
ERAC USA FINANCE LLC 2.735% due 04/24/19	3,800,000	3,792,521
FMC Technologies Inc 2.851% due 06/14/19	3,500,000	3,478,822
Fortive Corp 2.733% due 04/23/19	3,800,000	3,792,814
Hyundai Capital America 2.867% due 06/21/19	4,000,000	3,973,465
Keurig Dr Pepper Inc 2.633% due 05/21/19	3,600,000	3,585,250
Marriott International Inc 2.770% due 05/13/19	4,000,000	3,986,225
Marsh & McLennan Cos Inc 2.752% due 05/02/19	3,400,000	3,391,202
Nasdaq Inc 2.614% due 04/02/19	3,500,000	3,498,986
NextEra Energy Capital Holdings Inc 2.790% due 05/20/19	3,700,000	3,685,175
Northrop Gruman Corp
2.746% due 05/01/19	1,000,000	997,494
2.863% due 06/19/19	3,000,000	2,980,600
OGE Energy Corp 2.641% due 04/01/19	3,800,000	3,799,166
Public Service Enterprise Group Inc 2.796% due 05/22/19	3,800,000	3,784,160
Southern Co Gas Capital Corp 2.733% due 04/23/19	1,900,000	1,896,407
Suncor Energy Inc (Canada)
2.773% due 05/14/19	2,500,000	2,491,190
2.878% due 06/26/19	1,300,000	1,290,831

	Principal Amount	Value
The Interpublic Group of Cos Inc 2.682% due 04/15/19	$3,500,000	$3,495,580
TransCanada PipeLines Ltd 2.919% due 07/17/19	5,000,000	4,955,878
Tyco International Holdings SARL 2.641% due 04/05/19	3,800,000	3,798,053
Union Pacific Corp 2.664% due 04/02/19	3,800,000	3,798,878
VW Credit Inc (Germany)
2.818% due 05/30/19	600,000	597,108
2.946% due 07/29/19	3,200,000	3,168,421
Waste Management Inc 2.733% due 04/26/19	3,800,000	3,791,955

		114,893,837

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $1,112,917; collateralized by U.S. Treasury Notes: 2.000% due 02/15/22 and value $1,136,878)	1,112,871	1,112,871

Total Short-Term Investments (Cost $116,026,260)		116,006,708

TOTAL INVESTMENTS - 168.2% (Cost $332,824,108)		334,575,106

DERIVATIVES - 0.9%
(See Notes (c) through (e) in Notes to Schedule of Investments)		1,725,688

OTHER ASSETS & LIABILITIES, NET - (69.1%)		(137,441,467)

NET ASSETS - 100.0%		$198,859,327

Notes to Schedule of Investments

(a)	The average amount of borrowings by the Fund on reverse repurchase agreements during the three-month period ended March 31, 2019 was $341,703,159 at a weighted average interest rate of 2.678%.

(b)	Reverse repurchase agreements outstanding as of March 31, 2019 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
DSA	U.S. Treasury Inflation Protected Securities 0.250% - 2.375% due 04/15/23 - 02/15/47	2.680%	01/11/19	04/11/19	($48,016,444)	$47,696,875	($47,696,875)
BMO	U.S. Treasury Inflation Protected Securities 0.125% - 3.875% due 04/15/22 - 02/15/43	2.750%	03/21/19	05/02/19	(55,441,105)	55,263,800	(55,263,800)
MSC	U.S. Treasury Inflation Protected Securities 0.500% - 1.000% due 01/15/28 - 02/15/48	2.690%	02/05/19	05/06/19	(12,918,169)	12,831,875	(12,831,875)
HSB	U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 04/15/23 - 01/15/28	2.610%	03/18/19	06/18/19	(23,255,335)	23,101,250	(23,101,250)

Total Reverse Repurchase Agreements							($138,893,800)

(c)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	06/19	6	$1,278,581	$1,278,562	($19)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	06/19	9	1,035,464	1,042,453	(6,989)
U.S. Treasury 10-Year Notes	06/19	1	123,466	124,219	(753)
U.S. Treasury Ultra Long Bonds	06/19	6	971,793	1,008,000	(36,207)

					(43,949)

Total Futures Contracts					($43,968)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(d)	Purchased options outstanding as of March 31, 2019 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 10-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.675%	04/19/33	JPM	$9,320,000	$500,830	$605,284

Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.175%	04/19/33	JPM	18,765,000	1,003,561	981,500

Total Purchased Options							$1,504,391	$1,586,784

(e)	Swap agreements outstanding as of March 31, 2019 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.795%	3-Month USD-LIBOR	S/Q	CME	07/03/20	$10,500,000	$36,076	$-	$36,076
2.988%	3-Month USD-LIBOR	S/Q	CME	12/04/21	10,160,000	250,946	-	250,946

						$287,022	$	$287,022

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.314%	U.S. CPI Urban Consumers	Z/Z	BOA	10/01/20	$10,000,000	($129,533)	$-	($129,533)
1.570%	U.S. CPI Urban Consumers	Z/Z	BOA	01/10/21	24,300,000	25,383	-	25,383

						($104,150)	$-	($104,150)

Total Interest Rate Swaps						$182,872	$-	$182,872

Total Swap Agreements						$182,872	$-	$182,872

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$3,566,101	$-	$3,566,101	$-
	Mortgage-Backed Securities	12,465,458	-	12,465,458	-
	Asset-Backed Securities	37,953,822	-	37,953,822	-
	U.S. Treasury Obligations	159,893,606	-	159,893,606	-
	Municipal Bonds	4,689,411	-	4,689,411	-
	Short-Term Investments	116,006,708	-	116,006,708	-
	Derivatives:
	Interest Rate Contracts
	Purchased Options	1,586,784	-	1,586,784	-
	Swaps	312,405	-	312,405	-

	Total Interest Rate Contracts	1,899,189	-	1,899,189	-

	Total Asset - Derivatives	1,899,189	-	1,899,189	-

	Total Assets	336,474,295	-	336,474,295	-

Liabilities	Reverse Repurchase Agreements	(138,893,800)	-	(138,893,800)	-
	Derivatives:
	Interest Rate Contracts
	Futures	(43,968)	(43,968)	-	-
	Swaps	(129,533)	-	(129,533)	-

	Total Interest Rate Contracts	(173,501)	(43,968)	(129,533)	-

	Total Liabilities - Derivatives	(173,501)	(43,968)	(129,533)	-

	Total Liabilities	(139,067,301)	(43,968)	(139,023,333)	-

	Total	$197,406,994	($43,968)	$197,450,962	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 50.5%

Basic Materials - 0.5%

Huntsman International LLC 5.125% due 11/15/22	$8,500,000	$8,903,750
International Paper Co 4.750% due 02/15/22	1,700,000	1,782,528
Newcrest Finance Property Ltd (Australia) 4.450% due 11/15/21 ~	400,000	410,417
Newmont Mining Corp 5.125% due 10/01/19	2,300,000	2,325,786
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	4,400,000	4,493,267

		17,915,748

Communications - 2.9%

Amazon.com Inc 5.200% due 12/03/25	200,000	227,221
AT&T Inc
3.000% due 06/30/22	3,895,000	3,915,139
3.376% (USD LIBOR + 0.750%) due 06/01/21 §	7,300,000	7,332,906
3.437% (USD LIBOR + 0.650%) due 01/15/20 §	6,000,000	6,021,057
3.737% (USD LIBOR + 0.950%) due 07/15/21 §	5,500,000	5,566,713
3.777% (USD LIBOR + 1.180%) due 06/12/24 §	6,100,000	6,054,235
4.350% due 03/01/29	4,500,000	4,602,844
CBS Radio Inc 7.250% due 11/01/24 ~ ‡	5,300,000	5,300,000
Charter Communications Operating LLC
3.579% due 07/23/20	5,000,000	5,037,751
4.464% due 07/23/22	7,550,000	7,817,128
Crown Castle Towers LLC 3.222% due 05/15/42 ~	300,000	301,217
Deutsche Telekom International Finance BV (Germany) 2.820% due 01/19/22 ~	3,400,000	3,392,387
Discovery Communications LLC 3.300% due 05/15/22	900,000	904,705
eBay Inc
2.750% due 01/30/23	1,598,000	1,579,760
3.621% (USD LIBOR + 0.870%) due 01/30/23 §	2,100,000	2,092,426
3.800% due 03/09/22	2,461,000	2,515,960
Sprint Capital Corp 6.900% due 05/01/19	5,100,000	5,125,500
Sprint Communications Inc 7.000% due 08/15/20	3,400,000	3,519,000
Telstra Corp Ltd (Australia) 4.800% due 10/12/21 ~	1,800,000	1,875,744
United Group BV (Netherlands) 4.375% due 07/01/22 ~	EUR 4,000,000	4,620,952
Verizon Communications Inc 3.376% due 02/15/25	$10,679,000	10,837,279
Virgin Media Receivables Financing Notes I DAC (United Kingdom) 5.500% due 09/15/24 ~	GBP 4,852,000	6,373,998
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	$6,400,000	6,460,821

		101,474,743

Consumer, Cyclical - 6.1%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,934,783	1,961,579
Alimentation Couche-Tard Inc (Canada) 2.700% due 07/26/22 ~	6,200,000	6,140,223

	Principal Amount	Value
American Airlines Pass-Through Trust ‘A’
3.250% due 04/15/30	$2,764,707	$2,664,158
4.000% due 01/15/27	2,941,948	2,996,521
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	3,135,387	3,042,245
BMW US Capital LLC (Germany) 3.450% due 04/12/23 ~	5,500,000	5,600,322
Continental Airlines Pass-Through Trust ‘A’ 7.250% due 05/10/21	2,942,744	3,006,013
Daimler Finance North America LLC (Germany)
2.000% due 07/06/21 ~	1,400,000	1,370,235
2.300% due 02/12/21 ~	4,000,000	3,953,505
2.850% due 01/06/22 ~	1,600,000	1,592,836
2.875% due 03/10/21 ~	1,100,000	1,097,836
3.128% (USD LIBOR + 0.430%) due 02/12/21 § ~	400,000	398,394
3.350% due 05/04/21 ~	6,300,000	6,341,365
3.400% due 02/22/22 ~	3,200,000	3,232,158
3.700% due 05/04/23 ~	6,200,000	6,332,857
Delta Air Lines Inc
2.600% due 12/04/20	3,200,000	3,181,393
3.625% due 03/15/22	4,215,000	4,246,814
DR Horton Inc
2.550% due 12/01/20	2,200,000	2,186,697
4.000% due 02/15/20	3,200,000	3,227,471
FCE Bank PLC (United Kingdom) 0.190% (EUR LIBOR + 0.500%) due 08/26/20 § ~	EUR 2,000,000	2,212,922
Ford Motor Credit Co LLC
0.122% (USD LIBOR + 0.430%) due 05/14/21 §	2,400,000	2,603,789
3.021% due 03/06/24	4,900,000	5,563,426
3.157% due 08/04/20	$6,000,000	5,959,311
3.336% due 03/18/21	6,200,000	6,108,866
3.532% (USD LIBOR + 0.930%) due 09/24/20 §	6,100,000	6,075,875
3.605% (USD LIBOR + 0.810%) due 04/05/21 §	7,600,000	7,422,944
3.919% (USD LIBOR + 1.235%) due 02/15/23 §	5,000,000	4,731,733
5.584% due 03/18/24	10,200,000	10,351,622
General Motors Financial Co Inc
2.450% due 11/06/20	7,000,000	6,919,034
3.150% due 01/15/20	5,200,000	5,208,185
3.200% due 07/13/20	4,600,000	4,612,471
3.727% (USD LIBOR + 0.930%) due 04/13/20 §	9,600,000	9,615,526
3.838% (USD LIBOR + 1.100%) due 11/06/21 §	1,600,000	1,589,146
4.347% (USD LIBOR + 1.550%) due 01/14/22 §	1,100,000	1,103,507
Harley-Davidson Financial Services Inc 2.150% due 02/26/20 ~	700,000	693,985
Latam Airlines Pass-Through Trust ‘A’ (Chile) 4.200% due 08/15/29	579,059	572,921
McDonald’s Corp 3.195% (USD LIBOR + 0.430%) due 10/28/21 §	6,200,000	6,203,207
Newell Brands Inc 3.850% due 04/01/23	1,700,000	1,682,729
Nissan Motor Acceptance Corp
2.150% due 09/28/20 ~	1,300,000	1,278,190
2.550% due 03/08/21 ~	3,600,000	3,544,520
2.600% due 09/28/22 ~	600,000	584,433
3.150% due 03/15/21 ~	1,300,000	1,293,986
QVC Inc 4.375% due 03/15/23	2,500,000	2,538,243

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Toyota Industries Corp (Japan) 3.110% due 03/12/22 ~	$6,000,000	$6,058,420
Toyota Tsusho Corp (Japan) 3.625% due 09/13/23 ~	900,000	922,375
Volkswagen Group of America Finance LLC (Germany)
3.638% (USD LIBOR + 0.940%) due 11/12/21 § ~	5,900,000	5,912,844
3.875% due 11/13/20 ~	2,600,000	2,633,291
4.000% due 11/12/21 ~	9,300,000	9,493,801
4.250% due 11/13/23 ~	5,900,000	6,085,070
4.750% due 11/13/28 ~	5,900,000	5,957,868
Volkswagen International Finance NV (Germany) 1.242% (USD LIBOR + 1.550%) due 11/16/24 § ~	EUR 2,500,000	2,833,317
Volkswagen Leasing GmbH (Germany) 1.000% due 02/16/23 ~	1,300,000	1,463,247
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	$2,900,000	2,828,370
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	8,400,000	8,316,000
ZF North America Capital Inc (Germany) 4.000% due 04/29/20 ~	700,000	700,559

		214,248,355

Consumer, Non-Cyclical - 5.5%

AbbVie Inc
2.900% due 11/06/22	2,500,000	2,495,966
3.200% due 11/06/22	3,000,000	3,028,797
3.375% due 11/14/21	4,600,000	4,653,820
Allergan Funding SCS 3.450% due 03/15/22	3,000,000	3,027,549
Allergan Sales LLC 5.000% due 12/15/21 ~	3,800,000	3,957,023
Anthem Inc 3.700% due 08/15/21	900,000	916,957
Bacardi Ltd (Bermuda) 4.450% due 05/15/25 ~	4,700,000	4,745,377
BAT Capital Corp (United Kingdom)
2.764% due 08/15/22	11,400,000	11,222,722
3.222% due 08/15/24	600,000	587,351
3.564% (USD LIBOR + 0.880%) due 08/15/22 §	1,400,000	1,395,820
BAT International Finance PLC (United Kingdom) 3.500% due 06/15/22 ~	1,700,000	1,708,388
Bayer US Finance LLC (Germany) 3.000% due 10/08/21 ~	1,200,000	1,190,960
Bayer US Finance II LLC (Germany)
3.621% (USD LIBOR + 1.010%) due 12/15/23 § ~	700,000	690,133
3.875% due 12/15/23 ~	6,200,000	6,253,572
Celgene Corp
2.250% due 08/15/21	2,900,000	2,855,926
3.550% due 08/15/22	2,007,000	2,051,250
Centene Corp 5.375% due 06/01/26 ~	600,000	627,000
Cigna Corp 3.265% (USD LIBOR + 0.650%) due 09/17/21 § ~	800,000	799,993
Conagra Brands Inc 3.800% due 10/22/21	6,440,000	6,562,490
Constellation Brands Inc
2.650% due 11/07/22	3,100,000	3,063,449
4.250% due 05/01/23	5,500,000	5,767,777
CVS Health Corp
2.800% due 07/20/20	3,300,000	3,297,613
3.125% due 03/09/20	4,517,000	4,530,723
3.700% due 03/09/23	4,200,000	4,269,476

	Principal Amount	Value
Danone SA (France) 2.077% due 11/02/21 ~	$7,200,000	$7,064,023
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	3,960,000	3,946,295
Fresenius Medical Care US Finance Inc (Germany) 5.750% due 02/15/21 ~	2,300,000	2,389,716
General Mills Inc
3.700% due 10/17/23	1,500,000	1,539,063
3.783% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,007,666
HCA Inc
4.750% due 05/01/23	100,000	105,067
5.875% due 03/15/22	5,500,000	5,912,723
Humana Inc 2.625% due 10/01/19	2,300,000	2,297,269
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	1,300,000	1,296,420
Keurig Dr Pepper Inc
3.551% due 05/25/21 ~	3,800,000	3,842,820
4.057% due 05/25/23 ~	6,300,000	6,486,403
Kraft Heinz Foods Co 4.000% due 06/15/23	7,500,000	7,723,333
Merck & Co Inc 2.750% due 02/10/25	3,100,000	3,109,055
Mondelez International Inc 3.000% due 05/07/20	6,000,000	6,017,601
Mylan Inc 4.200% due 11/29/23	1,500,000	1,527,571
Mylan NV
2.250% due 11/22/24 ~	EUR 6,100,000	6,989,657
3.150% due 06/15/21	$1,800,000	1,796,763
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	4,900,000	5,093,549
5.750% due 04/07/21 ~	6,888,000	7,258,565
Reckitt Benckiser Treasury Services PLC (United Kingdom) 2.375% due 06/24/22 ~	4,400,000	4,336,514
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	1,400,000	1,419,844
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/19	3,800,000	3,784,012
2.875% due 09/23/23	2,900,000	2,867,335
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23 ~	5,900,000	6,206,412
Teva Pharmaceutical Finance Netherlands II BV (Israel) 3.250% due 04/15/22	EUR 5,200,000	5,981,350
Tyson Foods Inc 3.091% (USD LIBOR + 0.450%) due 08/21/20 §	$1,100,000	1,098,695
Zimmer Biomet Holdings Inc
2.700% due 04/01/20	6,000,000	5,986,443
3.150% due 04/01/22	4,100,000	4,114,293

		190,898,589

Energy - 1.8%

Andeavor Logistics LP 3.500% due 12/01/22	1,400,000	1,415,841
ANR Pipeline Co 9.625% due 11/01/21	2,300,000	2,676,439
Baker Hughes a GE Co LLC 2.773% due 12/15/22	3,100,000	3,082,750
BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	2,200,000	2,255,225
BP Capital Markets America Inc 2.520% due 09/19/22	2,000,000	1,982,591
El Paso Natural Gas Co LLC 8.625% due 01/15/22	4,500,000	5,129,279

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Enbridge Inc (Canada) 3.311% (USD LIBOR + 0.700%) due 06/15/20 §	$5,300,000	$5,305,502
Energy Transfer Operating LP 4.150% due 10/01/20	3,090,000	3,141,116
Genesis Energy LP 6.750% due 08/01/22	2,100,000	2,157,750
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	3,100,000	3,200,906
Odebrecht Drilling Norbe VIII (Brazil)
6.350% due 12/01/21 ~	843,333	833,845
7.350% PIK due 12/01/26 Y ~	1,953,339	1,215,954
Odebrecht Oil & Gas Finance Ltd (Brazil) 2.894% due 04/29/19 ~	1,012,000	10,120
Phillips 66 3.246% (USD LIBOR + 0.600%) due 02/26/21 §	1,200,000	1,200,035
Plains All American Pipeline LP
2.600% due 12/15/19	2,250,000	2,242,459
3.650% due 06/01/22	4,400,000	4,430,945
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	1,587,151	1,733,979
9.750% due 01/06/27 ~	5,173,998	5,794,930
Sabine Pass Liquefaction LLC
5.625% due 02/01/21	7,930,000	8,242,085
6.250% due 03/15/22	2,200,000	2,376,918
Woodside Finance Ltd (Australia) 4.600% due 05/10/21 ~	2,200,000	2,249,216

		60,677,885

Financial - 27.8%

AerCap Ireland Capital DAC (Ireland)
4.500% due 05/15/21	11,450,000	11,703,384
4.625% due 07/01/22	2,200,000	2,271,609
4.875% due 01/16/24	10,100,000	10,509,887
5.000% due 10/01/21	1,300,000	1,349,688
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	7,400,000	7,649,790
AIG Global Funding 3.350% due 06/25/21 ~	6,400,000	6,442,263
Air Lease Corp
3.500% due 01/15/22	3,700,000	3,736,681
4.250% due 02/01/24	4,300,000	4,411,113
Aircastle Ltd 5.500% due 02/15/22	1,710,000	1,795,157
Ally Financial Inc 7.500% due 09/15/20	300,000	318,750
Ambac LSNI LLC (Cayman) 7.592% (USD LIBOR + 5.000%) due 02/12/23 § ~	6,664,710	6,731,358
American Express Co
3.375% due 05/17/21	6,200,000	6,282,743
3.400% due 02/27/23	8,300,000	8,434,662
3.700% due 08/03/23	6,200,000	6,359,954
American Tower Corp REIT
3.000% due 06/15/23	2,400,000	2,394,332
3.375% due 05/15/24	10,000,000	10,063,189
Assurant Inc 3.860% (USD LIBOR + 1.250%) due 03/26/21 §	8,200,000	8,185,263
Australia & New Zealand Banking Group Ltd (Australia)
3.143% (USD LIBOR + 0.460%) due 05/17/21 § ~	6,100,000	6,110,826
3.300% due 05/17/21	6,200,000	6,268,201
AvalonBay Communities Inc REIT 3.500% due 11/15/24	500,000	512,051
AXA Equitable Holdings Inc 3.900% due 04/20/23 ~	3,000,000	3,076,211

	Principal Amount	Value
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.875% due 05/24/22 ~	EUR 600,000	$669,962
8.875% due 04/14/21 ~	5,200,000	6,428,667
Banco Espirito Santo SA (Portugal)
2.625% due 01/15/49 * Y ~	1,000,000	319,699
4.750% due 05/08/48 * Y ~	5,600,000	1,868,836
Bank of America Corp
3.242% (USD LIBOR + 0.650%) due 10/01/21 §	$8,500,000	8,528,233
3.300% due 01/11/23	3,839,000	3,891,553
3.389% (USD LIBOR + 0.790%) due 03/05/24 §	3,990,000	3,978,443
3.779% (USD LIBOR + 1.000%) due 04/24/23 §	9,700,000	9,780,448
3.864% due 07/23/24	6,400,000	6,580,062
4.100% due 07/24/23	2,300,000	2,407,247
Bank of Ireland (Ireland) 7.375% due 06/18/20 ~	EUR 7,000,000	8,274,154
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	$7,400,000	7,591,353
Barclays Bank PLC (United Kingdom)
7.625% due 11/21/22	400,000	435,234
10.179% due 06/12/21 ~	6,900,000	7,814,668
14.000% due 06/15/19 ~	GBP 3,000,000	4,005,123
Barclays PLC (United Kingdom)
3.200% due 08/10/21	$10,000,000	10,008,490
3.684% due 01/10/23	1,300,000	1,299,325
4.610% due 02/15/23	12,700,000	12,984,478
4.807% (USD LIBOR + 2.110%) due 08/10/21 §	7,000,000	7,148,118
6.500% due 09/15/19	EUR 5,300,000	6,012,054
7.000% due 09/15/19 ~	GBP 2,900,000	3,799,729
7.750% due 09/15/23	$5,500,000	5,512,567
8.000% due 12/15/20	EUR 5,525,000	6,683,692
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,500,000	1,577,250
Blackstone CQP Holdco LP 6.500% due 03/20/21 ~	11,200,000	11,200,000
BNP Paribas SA (France) 3.500% due 03/01/23 ~	500,000	500,546
BOC Aviation Ltd (Singapore) 3.788% (USD LIBOR + 1.050%) due 05/02/21 § ~	2,600,000	2,614,040
Boston Properties LP REIT 3.850% due 02/01/23	5,200,000	5,352,841
BPCE SA (France) 4.000% due 09/12/23 ~	4,850,000	4,930,738
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,793,158
Capital One Financial Corp
2.400% due 10/30/20	900,000	895,299
3.201% (USD LIBOR + 0.450%) due 10/30/20 §	10,900,000	10,905,636
CBL & Associates LP REIT 4.600% due 10/15/24	3,760,000	2,735,400
Citibank NA 3.650% due 01/23/24	8,000,000	8,262,778
Citigroup Inc
2.350% due 08/02/21	4,000,000	3,955,458
2.650% due 10/26/20	1,900,000	1,896,200
2.750% due 04/25/22	9,400,000	9,367,653
3.573% (USD LIBOR + 0.790%) due 01/10/20 §	9,600,000	9,637,321
3.649% (USD LIBOR + 1.023%) due 06/01/24 §	6,100,000	6,112,565
3.731% (USD LIBOR + 0.960%) due 04/25/22 §	6,700,000	6,755,092
4.056% (USD LIBOR + 1.430%) due 09/01/23 §	600,000	610,217

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Compass Bank 3.500% due 06/11/21	$8,000,000	$8,072,460
Cooperatieve Rabobank UA (Netherlands)
3.125% due 04/26/21	7,500,000	7,537,690
5.500% due 06/29/20 ~	EUR 1,800,000	2,096,607
6.625% due 06/29/21 ~	6,600,000	8,080,148
Credit Agricole SA (France) 3.750% due 04/24/23 ~	$6,200,000	6,274,494
Credit Suisse Group AG (Switzerland) 3.837% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	6,168,539
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.800% due 09/15/22	11,000,000	11,215,970
3.800% due 06/09/23	6,200,000	6,303,062
5.070% (USD LIBOR + 2.290%) due 04/16/21 §	5,500,000	5,670,816
Crown Castle International Corp REIT
2.250% due 09/01/21	2,600,000	2,564,288
3.700% due 06/15/26	2,277,000	2,273,814
4.875% due 04/15/22	1,100,000	1,160,293
Deutsche Bank AG (Germany)
2.700% due 07/13/20	4,000,000	3,957,802
3.150% due 01/22/21	6,400,000	6,307,067
3.767% (USD LIBOR + 0.970%) due 07/13/20 §	5,100,000	5,083,486
3.873% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,600,019
3.950% due 02/27/23	9,200,000	9,085,628
4.607% (USD LIBOR + 1.910%) due 05/10/19 §	13,700,000	13,715,367
Dexia Credit Local SA (France) 2.375% due 09/20/22 ~	6,700,000	6,659,574
Digital Realty Trust LP REIT 4.450% due 07/15/28	6,600,000	6,906,011
Equinix Inc REIT 2.875% due 03/15/24	EUR 6,600,000	7,661,884
Essex Portfolio LP REIT 3.375% due 04/15/26	$5,200,000	5,147,916
HCP Inc REIT 4.000% due 12/01/22	3,900,000	4,009,800
Hospitality Properties Trust REIT 4.250% due 02/15/21	2,500,000	2,520,177
HSBC Holdings PLC (United Kingdom)
3.400% due 03/08/21	12,300,000	12,415,163
3.683% (USD LIBOR + 1.000%) due 05/18/24 §	6,000,000	5,954,023
4.835% (USD LIBOR + 2.240%) due 03/08/21 §	9,700,000	10,005,741
ING Bank NV (Netherlands) 2.625% due 12/05/22 ~	1,500,000	1,501,062
ING Groep NV (Netherlands)
3.150% due 03/29/22	1,000,000	1,001,725
3.600% (USD LIBOR + 1.000%) due 10/02/23 §	500,000	498,975
International Lease Finance Corp 6.250% due 05/15/19	5,400,000	5,419,900
Jackson National Life Global Funding 3.081% (USD LIBOR + 0.480%) due 06/11/21 § ~	4,300,000	4,310,504
JPMorgan Chase & Co
2.400% due 06/07/21	9,400,000	9,335,885
3.220% due 03/01/25	1,500,000	1,503,572
3.225% (USD LIBOR + 0.610%) due 06/18/22 §	7,100,000	7,094,862
3.514% due 06/18/22	7,500,000	7,608,335
3.797% due 07/23/24	1,500,000	1,541,635
JPMorgan Chase Bank NA 3.086% due 04/26/21	17,200,000	17,250,686

	Principal Amount	Value
KEB Hana Bank (South Korea) 3.375% due 01/30/22 ~	$6,100,000	$6,172,541
Life Storage LP REIT 3.875% due 12/15/27	2,600,000	2,551,933
Lloyds Bank PLC (United Kingdom)
3.300% due 05/07/21	5,800,000	5,848,435
5.125% due 03/07/25 ~	GBP 2,000,000	3,142,347
5.800% due 01/13/20 ~	$6,600,000	6,752,775
12.000% due 12/16/24 ~	1,800,000	2,165,575
Lloyds Banking Group PLC (United Kingdom)
3.413% (USD LIBOR + 0.800%) due 06/21/21 §	7,400,000	7,403,037
4.450% due 05/08/25	4,500,000	4,677,652
7.000% due 06/27/19 ~	GBP 5,000,000	6,526,927
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$2,000,000	2,107,689
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	3,106,360
Mitsubishi UFJ Financial Group Inc (Japan) 3.455% due 03/02/23	10,500,000	10,654,323
Morgan Stanley
3.247% (USD LIBOR + 0.550%) due 02/10/21 §	6,000,000	6,006,819
3.941% (USD LIBOR + 1.180%) due 01/20/22 §	9,600,000	9,698,883
National Retail Properties Inc REIT 3.500% due 10/15/27	5,600,000	5,521,220
Nationwide Building Society (United Kingdom)
4.363% due 08/01/24 ~	10,200,000	10,372,378
6.875% due 06/20/19 ~	GBP 975,000	1,277,552
Navient Corp 8.000% due 03/25/20	$300,000	312,750
New York Life Global Funding 2.900% due 01/17/24 ~	3,000,000	3,019,425
Omega Healthcare Investors Inc REIT 4.750% due 01/15/28	590,000	605,548
Oversea-Chinese Banking Corp Ltd (Singapore) 3.133% (USD LIBOR + 0.450%) due 05/17/21 § ~	5,000,000	5,016,255
Public Storage REIT
2.370% due 09/15/22	7,200,000	7,130,986
3.094% due 09/15/27	4,300,000	4,198,145
Realty Income Corp REIT 3.250% due 10/15/22	3,000,000	3,052,984
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,599,973
Royal Bank of Canada (Canada) 2.300% due 03/22/21	7,700,000	7,661,513
Royal Bank of Scotland Group PLC (United Kingdom)
2.000% due 03/08/23 ~	EUR 3,000,000	3,444,587
2.500% due 03/22/23 ~	8,300,000	9,748,550
4.269% due 03/22/25	$11,500,000	11,626,532
4.892% due 05/18/29	5,200,000	5,406,350
7.500% due 08/10/20	2,797,000	2,856,436
8.625% due 08/15/21	4,400,000	4,697,000
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	8,700,000	8,635,446
Santander UK PLC (United Kingdom) 3.400% due 06/01/21	6,400,000	6,452,381
Simon Property Group LP REIT
2.500% due 09/01/20	6,400,000	6,390,802
2.750% due 06/01/23	5,000,000	4,996,609
Skandinaviska Enskilda Banken AB (Sweden)
3.113% (USD LIBOR + 0.430%) due 05/17/21 § ~	6,200,000	6,202,120
3.250% due 05/17/21 ~	6,300,000	6,359,566

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
SL Green Realty Corp REIT 4.500% due 12/01/22	$2,400,000	$2,483,361
Societe Generale SA (France) 4.250% due 09/14/23 ~	6,000,000	6,160,013
Springleaf Finance Corp 8.250% due 12/15/20	4,000,000	4,305,000
Stadshypotek AB (Sweden) 2.500% due 04/05/22 ~	6,200,000	6,188,573
State Bank of India (India) 4.000% due 01/24/22 ~	5,900,000	5,989,845
STORE Capital Corp REIT 4.500% due 03/15/28	7,600,000	7,676,870
Sumitomo Mitsui Banking Corp (Japan) 2.514% due 01/17/20	7,000,000	6,990,928
Svenska Handelsbanken AB (Sweden) 3.350% due 05/24/21	4,600,000	4,654,593
Synchrony Bank 3.650% due 05/24/21	8,300,000	8,380,877
Synchrony Financial 5.150% due 03/19/29	6,200,000	6,305,330
Tesco Property Finance PLC (United Kingdom) 5.661% due 10/13/41 ~	GBP 98,314	151,994
5.801% due 10/13/40 ~	195,450	308,883
The Charles Schwab Corp 2.650% due 01/25/23	$8,100,000	8,108,577
The Goldman Sachs Group Inc
3.200% due 02/23/23	7,100,000	7,117,316
3.524% (USD LIBOR + 0.780%) due 10/31/22 §	9,800,000	9,762,907
3.811% (USD LIBOR + 1.200%) due 09/15/20 §	8,400,000	8,489,400
3.854% (USD LIBOR + 1.170%) due 05/15/26 §	5,900,000	5,793,240
The Toronto-Dominion Bank (Canada)
2.250% due 03/15/21 ~	7,700,000	7,651,979
2.500% due 01/18/23 ~	2,900,000	2,894,455
3.350% due 10/22/21 ~	3,200,000	3,260,674
UBS AG (Switzerland)
2.350% due 03/26/20	1,400,000	1,395,909
3.175% (USD LIBOR + 0.580%) due 06/08/20 § ~	10,000,000	10,041,510
3.476% (USD LIBOR + 0.850%) due 06/01/20 §	1,700,000	1,711,470
UBS Group Funding Switzerland AG (Switzerland)
2.650% due 02/01/22 ~	1,100,000	1,090,965
3.000% due 04/15/21 ~	12,600,000	12,601,697
4.125% due 04/15/26 ~	7,100,000	7,354,310
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	12,800,000	14,265,728
Washington Prime Group LP REIT
3.850% due 04/01/20	3,400,000	3,384,320
5.950% due 08/15/24	6,280,000	5,894,339
Wells Fargo & Co
3.000% due 02/19/25	500,000	495,059
3.750% due 01/24/24	300,000	309,007
6.381% (USD LIBOR + 3.770%) due 06/15/19 §	16,700,000	16,825,250
Wells Fargo Bank NA 3.550% due 08/14/23	4,600,000	4,727,936
Westpac Banking Corp (Australia) 2.100% due 02/25/21 ~	6,200,000	6,144,288

		970,563,426

Industrial - 1.8%

Arrow Electronics Inc
3.250% due 09/08/24	6,700,000	6,503,051
3.500% due 04/01/22	4,600,000	4,630,687

	Principal Amount	Value
Aviation Capital Group LLC 4.125% due 08/01/25 ~	$6,620,000	$6,608,879
Central Japan Railway Co (Japan) 2.800% due 02/23/22	2,200,000	2,193,578
CNH Industrial Capital LLC 4.875% due 04/01/21	3,500,000	3,605,000
Fortive Corp 2.350% due 06/15/21	2,000,000	1,979,800
General Electric Co 5.550% due 05/04/20	1,100,000	1,129,110
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	1,500,000	1,541,250
John Deere Capital Corp 3.157% (USD LIBOR + 0.550%) due 06/07/23 §	100,000	99,988
Komatsu Finance America Inc (Japan) 2.437% due 09/11/22 ~	3,360,000	3,300,152
Martin Marietta Materials Inc 3.133% (USD LIBOR + 0.500%) due 12/20/19 §	4,000,000	3,996,157
NTT Finance Corp (Japan) 1.900% due 07/21/21	800,000	784,303
Penske Truck Leasing Co LP
3.375% due 02/01/22 ~	2,000,000	2,009,220
4.875% due 07/11/22 ~	2,600,000	2,722,259
Platin 1426 GmbH (Germany) 6.875% due 06/15/23 ~	EUR 3,200,000	3,522,296
Rockwell Collins Inc
2.800% due 03/15/22	$6,500,000	6,489,111
3.100% due 11/15/21	1,100,000	1,102,622
Rolls-Royce PLC (United Kingdom) 2.375% due 10/14/20 ~	1,200,000	1,189,684
SMBC Aviation Capital Finance DAC (Ireland) 4.125% due 07/15/23 ~	1,800,000	1,840,583
Spirit AeroSystems Inc 3.411% (USD LIBOR + 0.800%) due 06/15/21 §	1,500,000	1,491,498
Textron Inc 3.247% (USD LIBOR + 0.550%) due 11/10/20 §	7,000,000	6,971,955

		63,711,183

Technology - 2.2%

Broadcom Corp
2.200% due 01/15/21	5,000,000	4,924,194
2.650% due 01/15/23	500,000	487,240
3.000% due 01/15/22	3,200,000	3,188,678
3.625% due 01/15/24	3,300,000	3,295,140
3.875% due 01/15/27	4,800,000	4,593,290
Broadcom Inc 3.125% due 04/15/21 ~	8,900,000	8,889,498
Dell International LLC
4.420% due 06/15/21 ~	2,200,000	2,258,253
5.450% due 06/15/23 ~	11,500,000	12,261,932
Micron Technology Inc 4.975% due 02/06/26	6,000,000	6,118,192
NetApp Inc 3.250% due 12/15/22	2,400,000	2,400,600
NXP BV (Netherlands)
4.125% due 06/01/21 ~	5,700,000	5,821,182
4.625% due 06/15/22 ~	1,100,000	1,140,810
4.625% due 06/01/23 ~	6,000,000	6,246,000
4.875% due 03/01/24 ~	5,900,000	6,233,173
VMware Inc
2.300% due 08/21/20	3,300,000	3,271,042
2.950% due 08/21/22	6,200,000	6,140,012

		77,269,236

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Utilities - 1.9%

DTE Electric Co 4.050% due 05/15/48	$100,000	$104,602
Duke Energy Corp 3.193% (USD LIBOR + 0.500%) due 05/14/21 § ~	6,200,000	6,198,797
Enel Finance International (Italy) 4.250% due 09/14/23 ~	4,250,000	4,347,766
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,620,311
Entergy Corp 4.000% due 07/15/22	1,900,000	1,953,513
Fortis Inc (Canada) 2.100% due 10/04/21	1,800,000	1,761,867
NextEra Energy Capital Holdings Inc 2.900% due 04/01/22	5,000,000	5,009,501
3.029% (USD LIBOR + 0.400%) due 08/21/20 §	7,400,000	7,388,568
3.200% due 02/25/22	6,300,000	6,360,259
3.352% (USD LIBOR + 0.720%) due 02/25/22 §	6,200,000	6,214,499
PECO Energy Co 1.700% due 09/15/21	3,600,000	3,518,545
Public Service Enterprise Group Inc 2.000% due 11/15/21	1,900,000	1,845,942
SGSP Australia Assets Pty Ltd (Australia) 3.300% due 04/09/23 ~	1,200,000	1,197,823
The Southern Co 3.250% due 07/01/26	5,700,000	5,598,271
3.292% (USD LIBOR + 0.700%) due 09/30/20 § ~	8,500,000	8,508,199

		64,628,463

Total Corporate Bonds & Notes (Cost $1,754,659,967)		1,761,387,628

SENIOR LOAN NOTES - 0.1%

Communications - 0.0%

CBS Radio Inc Term B 5.249% (LIBOR + 2.750%) due 11/18/24 §	1,444,894	1,408,771

Industrial - 0.1%

NCI Building Systems Inc 6.547% (USD LIBOR + 3.750%) due 04/12/25 §	3,970,000	3,791,350

Total Senior Loan Notes (Cost $5,390,642)		5,200,121

MORTGAGE-BACKED SECURITIES - 62.2%

Collateralized Mortgage Obligations - Commercial - 1.3%

Ashford Hospitality Trust 3.484% (USD LIBOR + 1.000%) due 05/15/35 § ~	7,400,000	7,403,616
Capmark Mortgage Securities Inc (IO) 1.091% due 05/15/35 §	149,109	455
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,646,827
Citigroup Commercial Mortgage Trust 2.984% due 11/15/49	8,000,000	8,025,157
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.255% due 08/25/22 §	20,706,874	740,105
GS Mortgage Securities Trust 3.602% due 10/10/49 § ~	7,000,000	6,874,920

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust 3.484% (USD LIBOR + 1.000%) due 06/15/32 § ~	$7,368,505	$7,349,075
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	7,000,000	7,094,759

		43,134,914

Collateralized Mortgage Obligations - Residential - 4.8%

Alternative Loan Trust
2.656% (USD LIBOR + 0.170%) due 07/25/46 §	1,452,342	1,408,629
3.106% (USD LIBOR + 0.620%) due 10/25/35 §	96,776	82,288
Alternative Loan Trust (IO) 2.515% (5.000% - USD LIBOR) due 05/25/35 §	1,839,014	150,945
Banc of America Funding Trust
2.701% due 08/25/47 § ~	6,761,054	5,387,899
4.668% due 02/20/36 §	799,471	793,719
Banc of America Mortgage Trust 6.000% due 05/25/37	3,459,287	3,094,551
BCAP LLC Trust
4.917% due 03/26/37 § ~	434,930	435,642
5.250% due 02/26/36 § ~	1,708,317	1,293,248
5.250% due 08/26/37 § ~	1,751,402	1,780,530
Bear Stearns ALT-A Trust
3.326% (USD LIBOR + 0.840%) due 11/25/34 §	40,281	40,335
4.249% due 01/25/36 §	2,152,770	2,169,071
Bear Stearns Adjustable Rate Mortgage Trust 4.354% due 08/25/33 §	1,079,955	1,087,834
Bear Stearns Structured Products Inc Trust
3.745% due 12/26/46 §	753,030	689,702
4.335% due 01/26/36 §	945,628	847,800
CHL Mortgage Pass-Through Trust
3.126% (USD LIBOR + 0.640%) due 03/25/35 §	750,678	753,152
4.170% due 05/20/34 §	630,508	634,851
6.500% due 10/25/37	1,334,781	1,084,797
Citigroup Mortgage Loan Trust
4.351% due 08/25/36 §	1,292,687	1,211,940
4.455% due 08/25/35 §	265,310	203,735
Countrywide Home Loan Mortgage Pass-Through Trust 3.923% due 08/25/34 §	103,987	99,547
Credit Suisse First Boston Mortgage Securities Corp 3.001% due 03/25/32 § ~	168,675	162,290
DSLA Mortgage Loan Trust 4.386% due 07/19/44 §	632,119	643,925
Fannie Mae
2.550% (USD LIBOR + 0.060%) due 07/25/37 §	165,758	163,000
2.882% (USD LIBOR + 0.400%) due 04/18/28 §	52,990	53,105
2.932% (USD LIBOR + 0.450%) due 10/18/30 §	320	321
3.086% (USD LIBOR + 0.600%) due 05/25/40 §	1,673,693	1,694,445
5.000% due 03/25/21	7,234	7,286
6.500% due 10/25/42 §	570,157	639,558
Fannie Mae (IO) 4.215% (6.700% - USD LIBOR) due 10/25/35 §	3,621	617
First Horizon Alternative Mortgage Securities Trust
4.173% due 03/25/35 §	809,348	670,009
4.330% due 06/25/34 §	2,682,645	2,672,958

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
FHLMC-GNMA
7.500% due 01/15/23 - 09/20/26	$311,573	$334,041
Freddie Mac
2.834% (USD LIBOR + 0.350%) due 12/15/29 §	10,163	10,177
2.884% (USD LIBOR + 0.400%) due 06/15/41 §	5,306,210	5,307,213
7.000% due 09/15/21	5,115	5,202
Freddie Mac Structured Pass-Through Certificates
3.597% (US FED + 1.200%) due 10/25/44 §	1,111,641	1,124,146
3.797% (US FED + 1.400%) due 07/25/44 §	5,661,434	5,695,751
Government National Mortgage Association
2.879% (USD LIBOR + 0.370%) due 10/20/66 §	1,309,863	1,309,119
3.009% (USD LIBOR + 0.500%) due 04/20/64 §	4,621,943	4,624,279
3.059% (USD LIBOR + 0.550%) due 05/20/65 §	1,663,725	1,659,757
3.109% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	10,795,725	10,790,442
3.159% (USD LIBOR + 0.650%) due 07/20/63 §	4,896,843	4,902,626
3.247% (USD LIBOR + 0.750%) due 04/20/67 §	8,484,114	8,631,512
3.259% (USD LIBOR + 0.750%) due 01/20/66 §	7,291,899	7,331,603
Great Hall Mortgages No 1 PLC (United Kingdom) 2.745% (USD LIBOR + 0.130%) due 06/18/39 § ~	4,871,906	4,746,240
GreenPoint Mortgage Funding Trust 3.026% (USD LIBOR + 0.540%) due 11/25/45 §	49,670	43,391
HarborView Mortgage Loan Trust 2.646% (USD LIBOR + 0.160%) due 05/25/38 §	1,556,876	1,342,191
Impac CMB Trust 3.026% (USD LIBOR + 0.540%) due 05/25/35 §	73,407	72,209
Impac Secured Assets Trust 2.656% (USD LIBOR + 0.170%) due 01/25/37 §	328,262	320,414
IndyMac ARM Trust 3.947% due 01/25/32 §	22,272	21,947
JP Morgan Alternative Loan Trust
2.666% (USD LIBOR + 0.180%) due 05/25/36 §	3,742,299	3,372,669
6.000% due 12/27/36 ~	1,447,900	1,188,072
JP Morgan Mortgage Trust 2.786% (USD LIBOR + 0.300%) due 10/25/35 §	2,332,993	1,945,982
Lehman Mortgage Trust 5.750% due 02/25/37	8,874,472	7,888,403
MASTR Adjustable Rate Mortgages Trust 4.727% due 04/21/34 §	20,886	21,482
MASTR Alternative Loan Trust 2.886% (USD LIBOR + 0.400%) due 03/25/36 §	707,304	142,296
Merrill Lynch Alternative Note Asset Trust 2.666% (USD LIBOR + 0.180%) due 04/25/37 §	365,253	367,991
Merrill Lynch Mortgage Investors Trust
2.736% (USD LIBOR + 0.250%) due 11/25/35 §	16,019	15,688
3.978% due 06/25/35 §	44,665	44,786
PHH Alternative Mortgage Trust 2.646% (USD LIBOR + 0.160%) due 02/25/37 §	14,513,501	12,211,826

	Principal Amount	Value
Provident Funding Mortgage Loan Trust 4.813% due 04/25/34 §	$2,805	$2,845
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	702,688	427,773
Reperforming Loan REMIC Trust 2.826% (USD LIBOR + 0.340%) due 06/25/35 § ~	2,029,063	1,960,660
Residential Asset Securitization Trust (IO) 2.465% (4.950% - USD LIBOR) due 11/25/35 §	2,723,850	336,826
Residential Mortgage Securities PLC (United Kingdom) 1.995% (GBP LIBOR + 1.150%) due 06/15/46 § ~	GBP 1,211,893	1,585,283
Resloc UK PLC (United Kingdom) 0.215% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 2,853,896	3,035,877
RFMSI Trust 4.489% due 09/25/35 §	$582,213	484,732
Sequoia Mortgage Trust 2.838% (USD LIBOR + 0.350%) due 07/20/33 §	561,329	544,453
Structured Adjustable Rate Mortgage Loan Trust 4.095% due 01/25/35 §	242,646	241,092
Structured Asset Mortgage Investments II Trust
2.696% (USD LIBOR + 0.210%) due 05/25/36 §	1,031,471	955,060
2.716% (USD LIBOR + 0.230%) due 02/25/36 §	1,468,620	1,313,584
2.732% (USD LIBOR + 0.250%) due 07/19/35 §	183,028	180,850
2.766% (USD LIBOR + 0.280%) due 02/25/36 §	950,803	901,568
Structured Asset Mortgage Investments Trust 3.142% (USD LIBOR + 0.660%) due 09/19/32 §	49,768	48,851
Structured Asset Securities Corp Trust 5.750% due 04/25/35	3,700,696	3,350,468
Suntrust Alternative Loan Trust (IO) 2.615% (5.100% - USD LIBOR) due 12/25/35 §	5,516,336	487,757
Towd Point Mortgage Funding PLC (United Kingdom) 1.854% (USD LIBOR + 1.025%) due 10/20/51 § # ~	GBP 21,000,000	27,351,443
WaMu Mortgage Pass-Through Certificates Trust
2.756% (USD LIBOR + 0.270%) due 12/25/45 §	$46,505	46,287
2.776% (USD LIBOR + 0.290%) due 10/25/45 §	51,924	51,131
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
2.365% (4.850% - USD LIBOR) due 11/25/35 §	13,771,723	1,474,518
2.465% (4.950% - USD LIBOR) due 11/25/35 §	3,544,283	461,887
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.227% (US FED + 0.830%) due 11/25/46 §	1,567,942	1,436,285
6.000% due 07/25/36	2,386,574	2,174,814
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 4.615% due 02/25/33 §	30,340	30,772

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust
4.672% due 10/25/33 §	$54,689	$55,685
4.675% due 04/25/36 §	508,169	509,996
4.704% due 07/25/36 §	1,963,445	1,977,172
4.961% due 03/25/36 §	73,027	71,207
4.974% due 12/25/34 §	186,201	190,812

		167,118,872

Fannie Mae - 48.3%

2.310% due 08/01/22	1,200,000	1,192,766
2.329% (US FED + 1.250%) due 03/01/33 §	227,432	227,607
2.870% due 09/01/27	4,800,000	4,789,223
3.000% due 04/01/27 - 05/01/34	11,309,381	11,409,937
3.000% due 06/01/40	67,000,000	66,599,570
3.000% due 05/01/49	213,000,000	211,893,397
3.321% (US FED + 1.250%) due 05/01/36 §	22,382	22,958
3.330% due 11/01/21	344,457	349,655
3.500% due 04/01/34 - 04/01/49	49,000,000	49,911,913
3.500% due 05/01/49	439,200,000	444,998,815
3.500% due 06/01/49	56,000,000	56,699,999
3.532% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	950,416	957,121
3.832% (US FED + 1.250%) due 05/01/36 §	17,608	18,302
3.865% (USD LIBOR + 1.740%) due 08/01/34 §	690	720
3.890% (US FED + 1.250%) due 05/01/36 §	716,542	743,868
3.930% (UST + 2.055%) due 04/01/34 §	52,749	53,055
3.970% (UST + 2.095%) due 04/01/27 §	6,132	6,156
3.975% (USD LIBOR + 1.455%) due 04/01/35 §	385,640	401,714
4.000% due 03/01/24 - 07/01/41	5,167,572	5,325,923
4.000% due 04/01/49	95,837,320	98,592,642
4.000% due 05/01/49	603,162,680	619,985,255
4.078% (USD LIBOR + 1.317%) due 08/01/35 §	324,117	334,439
4.090% (USD LIBOR + 1.362%) due 07/01/35 §	699,174	723,097
4.126% (USD LIBOR + 1.376%) due 07/01/33 §	21,432	22,431
4.230% (USD LIBOR + 1.355%) due 12/01/34 §	1,128,571	1,167,840
4.248% (USD LIBOR + 1.373%) due 09/01/35 §	105,476	107,947
4.259% (USD LIBOR + 1.550%) due 09/01/33 §	25,291	26,123
4.270% (USD LIBOR + 1.538%) due 01/01/36 §	46,644	48,569
4.288% (USD LIBOR + 1.413%) due 07/01/33 §	12,278	12,701
4.305% (USD LIBOR + 1.430%) due 12/01/34 §	4,043	4,229
4.407% (UST + 1.975%) due 03/01/34 §	12,594	13,268
4.416% (UST + 1.695%) due 02/01/33 §	216,700	223,529
4.456% (UST + 2.176%) due 12/01/22 §	2,670	2,719
4.480% (USD LIBOR + 1.605%) due 08/01/36 §	169,023	175,024
4.500% due 12/01/19 - 12/01/43	3,254,126	3,398,007
4.500% due 05/01/49	71,000,000	73,930,345
4.507% (USD LIBOR + 1.632%) due 11/01/34 §	6,309	6,616

	Principal Amount	Value
4.635% (UST + 2.125%) due 01/01/23 §	$21,617	$21,844
4.675% (UST + 1.925%) due 02/01/33 §	4,721	4,872
4.700% (USD LIBOR + 1.700%) due 03/01/33 §	6,586	6,869
4.715% (USD LIBOR + 1.840%) due 09/01/35 §	56,435	59,266
4.718% (UST + 2.025%) due 01/01/34 §	7,734	8,115
4.722% (UST + 2.360%) due 11/01/34 §	2,105,376	2,229,559
4.814% (USD LIBOR + 2.250%) due 06/01/34 §	4,445	4,687
5.000% due 05/01/25 - 02/01/44	4,735,625	5,046,702
5.141% (US FED + 1.723%) due 09/01/34 §	103,394	109,504
5.500% due 07/01/20 - 04/01/49	15,557,322	16,364,979
6.000% due 10/01/24 - 05/01/49	6,537,610	7,108,078
6.500% due 11/01/21 - 09/01/37	804,635	895,460
7.500% due 01/01/33	18,890	21,991
8.000% due 05/01/30	3,714	3,779
8.500% due 07/01/32	956	967

		1,686,264,152

Federal Housing Authority - 0.0%

6.896% due 07/01/20	12,061	12,066
7.430% due 10/01/20	3,563	3,567

		15,633

Freddie Mac - 3.7%

3.000% due 04/01/49	28,000,000	27,890,232
3.500% due 04/01/49	37,000,000	37,537,656
4.000% due 04/01/49	37,000,000	38,094,824
4.085% (USD LIBOR + 1.345%) due 09/01/35 §	177,653	183,462
4.131% (UST + 2.249%) due 03/01/32 §	45,351	47,564
4.250% (UST + 2.250%) due 05/01/32 §	2,878	2,948
4.358% (UST + 2.249%) due 03/01/32 §	23,761	24,691
4.375% (UST + 2.250%) due 07/01/32 §	8,364	8,662
4.500% due 04/01/49	20,000,000	20,876,563
4.606% (UST + 2.237%) due 05/01/23 §	1,069	1,084
4.677% (UST + 2.137%) due 01/01/28 §	5,796	5,939
5.500% due 03/01/23 - 05/01/40	5,032,538	5,522,732
6.000% due 03/01/21 - 10/01/22	153,039	165,756
7.000% due 10/01/37	27,464	30,739

		130,392,852

Government National Mortgage Association - 4.1%

3.375% (UST + 1.500%) due 01/20/23 - 03/20/33 §	479,990	491,786
3.500% (UST + 1.500%) due 01/20/25 - 02/20/25 §	7,960	8,156
3.500% due 04/01/49	6,000,000	6,132,656
3.625% (UST + 1.500%) due 05/20/22 - 06/20/32 §	664,721	678,810
3.750% (UST + 1.500%) due 07/20/23 - 09/20/32 §	302,059	310,632
3.875% (UST + 2.000%) due 03/20/29 §	28,223	28,284
4.000% due 03/15/44 - 04/01/49	18,742,336	19,359,939
4.125% (UST + 1.500%) due 10/20/23 - 12/20/32 §	424,289	434,195

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
4.250% (UST + 2.000%) due 08/20/20 - 07/20/24 §	$42,766	$42,965
4.625% (UST + 2.000%) due 11/20/24 §	58,462	58,710
5.000% due 05/15/33 - 05/01/49	35,286,039	37,007,323
5.000% due 04/01/49	74,700,000	78,048,369
6.000% due 06/15/38 - 09/15/38	13,362	14,777
7.500% due 07/15/31 - 12/15/31	28,301	33,293
8.000% due 12/15/29 - 08/15/32	201,681	219,541
8.500% due 08/15/22 - 12/15/30	241,035	247,061
9.000% due 02/15/20 - 04/15/20	479	482
10.000% due 07/15/22 - 02/15/25	122	123

		143,117,102

Total Mortgage-Backed Securities (Cost $2,153,400,071)		2,170,043,525

ASSET-BACKED SECURITIES - 9.0%

ABFC Trust 3.311% (USD LIBOR + 0.825%) due 07/25/35 §	5,600,000	5,380,190
Ally Auto Receivables Trust 2.720% due 05/17/21	6,104,961	6,105,685
Ares XXIX CLO Ltd (Cayman) 3.963% (USD LIBOR + 1.190%) due 04/17/26 § ~	4,367,614	4,369,720
Argent Securities Inc Asset-Backed Pass-Through Certificates 2.866% (USD LIBOR + 0.380%) due 02/25/36 §	2,328,684	1,800,605
Atlas Senior Loan Fund IV Ltd (Cayman) 3.364% (USD LIBOR + 0.680%) due 02/17/26 § ~	2,214,463	2,208,208
Bear Stearns Asset-Backed Securities I Trust 2.596% (USD LIBOR + 0.110%) due 04/25/31 §	373,267	534,408
Bear Stearns Asset-Backed Securities Trust 4.586% (USD LIBOR + 2.100%) due 03/25/35 §	2,304,567	2,314,391
Capital Auto Receivables Asset Trust 2.658% (USD LIBOR + 0.170%) due 10/20/20 § ~	2,496,242	2,496,065
Capital One Multi-Asset Execution Trust 2.934% (USD LIBOR + 0.450%) due 02/15/22 §	8,200,000	8,201,223
Catamaran CLO Ltd (Cayman) 4.180% (USD LIBOR + 1.400%) due 10/18/26 § ~	5,413,068	5,414,770
Cent CLO 24 Ltd (Cayman) 3.857% (USD LIBOR + 1.070%) due 10/15/26 § ~	6,200,000	6,172,648
Chase Issuance Trust 2.784% (USD LIBOR + 0.300%) due 01/15/22 §	8,000,000	8,020,866
CIT Mortgage Loan Trust 3.840% (USD LIBOR + 1.350%) due 10/25/37 § ~	5,216,856	5,276,493
Citigroup Mortgage Loan Trust
2.626% (USD LIBOR + 0.140%) due 12/25/36 §	4,207,666	4,185,557
2.636% (USD LIBOR + 0.150%) due 12/25/36 §	11,780,970	5,834,852
2.646% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,741,507	1,829,700
Countrywide Asset-Backed Certificates
2.626% (USD LIBOR + 0.140%) due 06/25/47 §	7,666,147	6,881,233
2.636% (USD LIBOR + 0.150%) due 05/25/37 §	1,577,964	1,562,990
2.936% (USD LIBOR + 0.450%) due 03/25/47 § ~	2,327,569	1,770,207

	Principal Amount	Value
Credit Acceptance Auto Loan Trust 3.470% due 05/17/27 ~	$7,500,000	$7,560,721
CWABS Asset-Backed Certificates Trust
2.626% (USD LIBOR + 0.140%) due 03/25/37 §	4,317,213	4,142,205
2.636% (USD LIBOR + 0.150%) due 02/25/37 §	1,550,091	1,550,243
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	29,139	29,283
Drive Auto Receivables Trust 2.779% (USD LIBOR + 0.280%) due 03/15/22 §	9,600,000	9,601,480
Dryden XXV Senior Loan Fund (Cayman) 3.687% (USD LIBOR + 0.900%) due 10/15/27 § ~	7,100,000	7,062,972
EFS Volunteer No 2 LLC 3.366% (USD LIBOR + 0.880%) due 07/26/27 § ~	329,059	329,435
FBR Securitization Trust 3.251% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	27,068,554
Flagship Credit Auto Trust 1.930% due 12/15/21 ~	622,251	621,846
Flagship VII Ltd CLO (Cayman) 3.881% (USD LIBOR + 1.120%) due 01/20/26 § ~	2,007,761	2,008,001
Ford Credit Auto Lease Trust 2.930% due 04/15/21	3,500,000	3,504,315
GSAA Home Equity Trust 2.656% (USD LIBOR + 0.170%) due 09/25/36 §	11,106,267	4,895,622
Home Equity Asset Trust 3.266% (USD LIBOR + 0.780%) due 10/25/34 §	3,508,899	3,490,753
Home Equity Mortgage Loan Asset-Backed Trust 2.806% (USD LIBOR + 0.320%) due 04/25/37 §	5,764,558	5,135,779
HSI Asset Securitization Corp Trust 2.816% (USD LIBOR + 0.330%) due 02/25/36 §	997,715	936,241
Imc Home Equity Loan Trust 6.720% due 08/20/29 §	1,705	1,713
IXIS Real Estate Capital Trust 2.586% (USD LIBOR + 0.100%) due 01/25/37 §	10,643,387	5,067,629
Jamestown CLO VIII Ltd (Cayman) 3.657% (USD LIBOR + 0.870%) due 01/15/28 § ~	8,400,000	8,325,275
Lehman ABS Mortgage Loan Trust 2.576% (USD LIBOR + 0.090%) due 06/25/37 § ~	1,229,213	881,842
Mastr Asset-Backed Securities Trust 2.736% (USD LIBOR + 0.250%) due 04/25/36 §	8,852,492	3,701,149
Mid-State Trust 7.791% due 03/15/38	293,922	323,350
Monarch Grove CLO 18-1 (Cayman) 3.651% (USD LIBOR + 0.880%) due 01/25/28 § ~	5,600,000	5,553,934
Morgan Stanley ABS Capital I Inc Trust
2.666% (USD LIBOR + 0.180%) due 03/25/37 §	3,010,112	1,568,307
2.706% (USD LIBOR + 0.220%) due 11/25/36 §	7,304,033	4,624,079
2.736% (USD LIBOR + 0.250%) due 03/25/37 §	5,040,187	2,647,878
Mountain Hawk III CLO Ltd (Cayman) 3.980% (USD LIBOR + 1.200%) due 04/18/25 § ~	4,081,017	4,082,044

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Mountain View CLO Ltd (Cayman) 3.587% (USD LIBOR + 0.800%) due 10/15/26 § ~	$7,244,636	$7,219,275
Navient Student Loan Trust 2.786% (USD LIBOR + 0.300%) due 07/26/66 § ~	2,285,273	2,285,111
Nissan Master Owner Trust Receivables 3.124% (USD LIBOR + 0.640%) due 06/15/21 §	8,385,000	8,392,042
Option One Mortgage Loan Trust
2.626% (USD LIBOR + 0.140%) due 02/25/37 §	6,103,084	4,464,547
2.706% (USD LIBOR + 0.220%) due 02/25/37 §	15,782,056	9,584,755
Park Place Securities Inc Asset-Backed Pass-Through Certificates 3.311% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,386,036
Penarth Master Issuer PLC (United Kingdom) 2.932% (USD LIBOR + 0.450%) due 09/18/22 § ~	7,300,000	7,288,846
People’s Choice Home Loan Securities Trust 3.006% (USD LIBOR + 0.520%) due 12/25/35 §	776,178	764,370
RAAC Trust 3.136% (USD LIBOR + 0.650%) due 06/25/47 §	2,828,640	2,769,687
RASC Trust
2.646% (USD LIBOR + 0.160%) due 11/25/36 §	695,235	667,216
2.896% (USD LIBOR + 0.410%) due 01/25/36 §	2,025,965	2,018,642
Renaissance Home Equity Loan Trust 3.366% (USD LIBOR + 0.880%) due 08/25/33 §	210,775	208,763
Securitized Asset-Backed Receivables LLC Trust 3.146% (USD LIBOR + 0.660%) due 08/25/35 §	6,899,496	4,660,113
SLM Student Loan Trust
2.881% (USD LIBOR + 0.110%) due 10/27/25 §	919,323	918,758
3.161% (USD LIBOR + 0.550%) due 12/15/25 § ~	4,119,889	4,136,706
Sofi Consumer Loan Program Trust 2.550% due 02/25/27 ~	1,704,252	1,699,938
Soundview Home Loan Trust 2.596% (USD LIBOR + 0.110%) due 02/25/37 §	1,628,157	611,993
SpringCastle America Funding LLC 3.050% due 04/25/29 ~	3,329,926	3,329,884
Structured Asset Investment Loan Trust 2.796% (USD LIBOR + 0.310%) due 01/25/36 §	8,807,612	8,348,106
Structured Asset Securities Corp Mortgage Loan Trust
2.656% (USD LIBOR + 0.170%) due 12/25/36 §	628,361	607,326
2.756% (USD LIBOR + 0.270%) due 03/25/36 §	2,438,426	2,215,907
Telos CLO Ltd (Cayman) 4.043% (USD LIBOR + 1.270%) due 01/17/27 § ~	6,400,000	6,398,107
Terwin Mortgage Trust 2.696% (USD LIBOR + 0.210%) due 04/25/37 § ~	625,535	615,280

	Principal Amount	Value
TICP CLO I Ltd (Cayman) 3.561% (USD LIBOR + 0.800%) due 07/20/27 § ~	$1,900,000	$1,886,997
Tralee CLO V Ltd (Cayman) 3.869% (USD LIBOR + 1.110%) due 10/20/28 § ~	7,300,000	7,252,824
Venture XII CLO Ltd (Cayman) 3.429% (USD LIBOR + 0.800%) due 02/28/26 § ~	8,300,000	8,278,723
Venture XX CLO Ltd (Cayman) 3.607% (USD LIBOR + 0.820%) due 04/15/27 § ~	5,600,000	5,570,591
Westlake Automobile Receivables Trust 2.980% due 01/18/22 ~	4,900,000	4,906,275
Zais CLO 1 Ltd (Cayman) 3.937% (USD LIBOR + 1.150%) due 04/15/28 § ~	7,300,000	7,262,040

Total Asset-Backed Securities (Cost $307,661,532)		315,823,319

U.S. GOVERNMENT AGENCY ISSUES - 0.3%

Freddie Mac 1.250% due 10/02/19 ‡	9,794,000	9,734,962
United States Small Business Administration 6.120% due 09/01/21	60,117	61,115

Total U.S. Government Agency Issues (Cost $9,944,550)		9,796,077

U.S. TREASURY OBLIGATIONS - 23.2%

U.S. Treasury Bonds - 12.1%

2.500% due 02/15/45	1,300,000	1,229,643
2.750% due 08/15/42	26,200,000	26,156,642
2.750% due 11/15/42	19,000,000	18,952,129
2.875% due 05/15/43	27,500,000	27,990,108
2.875% due 08/15/45	58,800,000	59,742,746
3.000% due 11/15/44	30,000,000	31,186,936
3.000% due 02/15/48	44,300,000	45,955,193
3.125% due 02/15/42	8,000,000	8,522,656
3.125% due 02/15/43	1,900,000	2,017,822
3.125% due 08/15/44	43,800,000	46,543,834
3.375% due 05/15/44	13,300,000	14,733,906
3.625% due 08/15/43	19,600,000	22,576,663
3.750% due 11/15/43	28,300,000	33,257,785
4.250% due 05/15/39	4,900,000	6,140,025
4.375% due 11/15/39	20,700,000	26,360,156
4.375% due 05/15/40	26,400,000	33,665,691
4.500% due 08/15/39	7,700,000	9,963,981
4.625% due 02/15/40	5,500,000	7,236,475

		422,232,391

U.S. Treasury Inflation Protected Securities - 4.8%

0.375% due 07/15/27 ^	4,321,548	4,292,447
0.625% due 01/15/26 ^	10,275,016	10,398,643
0.750% due 07/15/28 ^	54,346,882	55,609,441
0.875% due 01/15/29 ^	82,037,463	84,755,810
1.000% due 02/15/48 ^	12,146,092	12,434,490

		167,490,831

U.S. Treasury Notes - 6.3%

1.875% due 07/31/22 ‡	30,500,000	30,159,258
2.125% due 09/30/24	15,500,000	15,389,502
2.250% due 01/31/24 ‡	6,700,000	6,704,056
2.250% due 02/15/27	30,700,000	30,489,647
2.250% due 08/15/27	73,220,000	72,581,431

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
2.500% due 05/15/24 ‡	$26,900,000	$27,226,793
2.625% due 02/15/29	36,600,000	37,316,988

		219,867,675

Total U.S. Treasury Obligations (Cost $800,427,953)		809,590,897

FOREIGN GOVERNMENT BONDS & NOTES - 3.1%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 5,000,000	5,807,021
Brazil Letras do Tesouro Nacional (Brazil) 6.530% due 01/01/20	BRL 58,800,000	14,316,347
Development Bank of Japan Inc (Japan)
1.625% due 09/01/21 ~	$3,100,000	3,032,891
2.125% due 09/01/22 ~	3,700,000	3,645,414
Hellenic Republic Government (Greece) 4.750% due 04/17/19 ~	EUR 4,100,000	4,607,331
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,459,331
Japan Finance Organization for Municipalities (Japan)
2.000% due 09/08/20 ~	3,600,000	3,568,415
2.125% due 04/13/21 ~	2,000,000	1,978,938
2.625% due 04/20/22 ~	2,800,000	2,796,891
3.375% due 09/27/23 ~	3,200,000	3,295,843
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	8,000,000	8,006,256
Peruvian Government (Peru) 5.940% due 02/12/29 ~	PEN 19,700,000	6,273,675
Province of Ontario (Canada)
3.150% due 06/02/22	CAD 11,300,000	8,788,776
4.000% due 06/02/21	16,300,000	12,776,658
4.400% due 04/14/20	$400,000	407,511
Province of Quebec (Canada)
2.750% due 08/25/21	3,600,000	3,627,645
3.500% due 12/01/22	CAD 1,900,000	1,503,038
4.250% due 12/01/21	7,500,000	5,974,801
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$200,000	206,074
4.000% due 03/14/29 ~	7,100,000	7,328,485
4.500% due 04/23/28 ~	5,400,000	5,780,938
Tokyo Metropolitan Government (Japan) 2.000% due 05/17/21 ~	3,000,000	2,957,874

Total Foreign Government Bonds & Notes (Cost $115,289,576)		108,140,153

MUNICIPAL BONDS - 0.4%

City of Chicago IL ‘B’
5.630% due 01/01/22	2,370,000	2,410,432
7.750% due 01/01/42	952,000	1,029,893
State of Iowa 6.750% due 06/01/34	1,000,000	1,006,640
Tobacco Settlement Finance Authority ‘A’ 7.467% due 06/01/47	7,915,000	7,914,604

Total Municipal Bonds (Cost $11,742,066)		12,361,569

SHORT-TERM INVESTMENTS - 6.4%

Commercial Paper - 1.9%

Anheuser-Busch InBev Worldwide Inc (Belgium) 2.720% due 04/24/19	5,000,000	4,990,539
CRH America Finance Inc (Ireland) 2.730% due 04/26/19	3,750,000	3,742,038

	Principal Amount	Value
Enable Midstream Partners LP 3.250% due 05/17/19	$9,900,000	$9,858,524
Hitachi Capital America Corp (Japan) 2.700% due 04/25/19	8,150,000	8,133,325
Hyundai Capital America
2.700% due 04/24/19	8,000,000	7,984,256
2.750% due 05/01/19	10,450,000	10,423,763
Keurig Dr Pepper Inc 2.750% due 05/13/19	4,400,000	4,384,765
NextEra Energy Capital Holdings Inc 2.730% due 05/09/19	8,150,000	8,124,475
Sempra Energy 2.750% due 04/29/19	8,800,000	8,779,267

		66,420,952

Foreign Government Issues - 4.3%

Japan Treasury Discount Bill (Japan)
(0.265%) due 05/13/19	JPY 6,060,000,000	54,690,092
(0.216%) due 05/20/19	9,020,000,000	81,406,253
(0.210%) due 06/03/19	1,720,000,000	15,524,214

		151,620,559

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $5,876,721; collateralized by U.S. Treasury Notes: 2.375% due 03/15/22 and value $5,998,889) (c)	$5,876,477	5,876,477

Total Short-Term Investments (Cost $225,346,190)		223,917,988

TOTAL INVESTMENTS - 155.2% (Cost $5,383,862,547)		5,416,261,277

DERIVATIVES - (0.6%)
(See Notes (d) through (h) in Notes to Schedule of Investments)		(18,794,732)

OTHER ASSETS & LIABILITIES, NET - (54.6%)		(1,906,371,860)

NET ASSETS - 100.0%		$3,491,094,685

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $3,404,489 or 0.1% of the Fund’s net assets were in default as of March 31, 2019.

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the three-month period ended March 31, 2019 was $43,866,218 at a weighted average interest rate of 2.050%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended March 31, 2019 was $345,227,941 at a weighted average interest rate of 2.559%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(c)	Reverse repurchase agreements outstanding as of March 31, 2019 were as follows:

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
BRC	Entercom Media Corp 7.250% due 11/01/24	1.950%	12/24/18	12/21/20	($4,734,619)	$4,555,000	($4,555,000)

(d)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euribor	06/19	3,174	$892,741,190	$892,823,688	$82,498
Euro-BTP	05/19	850	135,150,581	135,150,000	(581)
Euro-Bund	05/19	653	94,685,447	94,685,000	(447)
Euro-Bund	06/19	1,213	222,891,384	226,336,027	3,444,643
Euro-OAT	05/19	709	124,075,485	124,075,000	(485)
U.S. Treasury 5-Year Notes	06/19	8,438	969,370,006	977,357,719	7,987,713
U.S. Treasury 10-Year Notes	06/19	2,600	319,348,438	322,968,751	3,620,313

					15,133,654

Short Futures Outstanding
Australia 10-Year Bonds	06/19	1,268	86,028,445	88,436,201	(2,407,756)
Canada 10-Year Bonds	06/19	247	25,175,649	25,699,016	(523,367)
Euro-BTP	06/19	2,380	339,633,685	345,654,564	(6,020,879)
Euro-Buxl	06/19	199	40,857,078	42,783,937	(1,926,859)
Euro-OAT	06/19	1,386	246,952,965	252,910,516	(5,957,551)
Eurodollar	03/20	415	100,826,715	101,348,188	(521,473)
Eurodollar	06/20	1,785	434,542,810	436,320,938	(1,778,128)
Eurodollar	09/20	1,063	258,916,078	260,009,800	(1,093,722)
Eurodollar	12/20	445	108,204,098	108,863,688	(659,590)
Long Gilt	06/19	133	22,056,701	22,410,222	(353,521)
Euro-Bund	04/19	666	109,822,974	110,342,000	(519,026)
U.S. Treasury 30-Year Bonds	06/19	2,116	308,550,848	316,672,625	(8,121,777)

					(29,883,649)

Total Futures Contracts					($14,749,995)

(e)	Forward foreign currency contracts outstanding as of March 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	1,513,000	USD	1,071,874	05/19	BOA	$3,318	$-
BRL	55,800,000	USD	14,319,809	04/19	JPM	-	(68,210)
BRL	55,800,000	USD	14,962,493	04/19	MSC	-	(710,894)
CAD	17,150,000	USD	12,870,443	04/19	CIT	-	(36,635)
CAD	2,513,000	USD	1,914,500	04/19	GSC	-	(33,954)
DKK	20,124,398	USD	3,096,278	04/19	UBS	-	(72,508)
DKK	20,124,398	USD	3,056,684	07/19	MSC	-	(8,225)
EUR	6,000,000	USD	6,752,790	04/19	BOA	-	(22,288)
EUR	2,554,000	USD	2,908,275	05/19	BOA	-	(32,939)
EUR	13,106,000	USD	14,817,220	05/19	CIT	-	(62,262)
EUR	1,207,000	USD	1,377,257	05/19	HSB	-	(18,396)
GBP	36,622,000	USD	48,707,066	04/19	GSC	-	(1,008,755)
GBP	61,340,000	USD	80,818,838	05/19	CIT	-	(755,197)
GBP	36,622,000	USD	48,556,890	05/19	SCB	-	(784,114)
JPY	2,072,000,000	USD	18,637,661	05/19	BNP	123,925	-
JPY	3,394,600,000	USD	30,593,867	05/19	CIT	143,623	-
JPY	3,174,000,000	USD	28,917,378	05/19	JPM	-	(177,382)
JPY	3,641,700,000	USD	32,774,250	05/19	JPM	200,685	-
MXN	177,015,000	USD	9,120,441	04/19	CIT	-	(19,827)
MXN	177,015,000	USD	8,956,028	06/19	BRC	40,964	-
MXN	136,750,000	USD	6,976,578	08/19	BRC	-	(77,928)
MXN	127,553,878	USD	6,489,904	08/19	CIT	-	(55,172)
MXN	108,367,403	USD	5,504,096	08/19	JPM	-	(37,268)
RUB	120,877,004	USD	1,825,239	04/19	BOA	13,020	-
USD	1,110,403	AUD	1,574,000	05/19	BOA	-	(8,138)
USD	1,128,160	AUD	1,589,000	05/19	CIT	-	(1,041)
USD	1,569,902	AUD	2,200,000	05/19	CIT	6,502	-
USD	1,334,729	AUD	1,882,000	05/19	MSC	-	(2,689)
USD	14,720,236	BRL	55,800,000	04/19	JPM	468,637	-
USD	14,319,809	BRL	55,800,000	04/19	MSC	68,210	-
USD	15,431,451	BRL	58,800,000	01/20	MSC	750,228	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	390,141	CAD	521,000	04/19	BNP	$262	$-
USD	295,563	CAD	397,000	04/19	CIT	-	(1,523)
USD	11,641,327	CAD	15,518,000	04/19	JPM	28,789	-
USD	6,848,825	EUR	6,000,000	04/19	JPM	118,324	-
USD	10,376,854	EUR	9,162,000	05/19	BOA	68,858	-
USD	37,175,430	EUR	32,605,000	05/19	CIT	468,164	-
USD	7,241,115	EUR	6,368,000	05/19	HSB	71,912	-
USD	78,708,374	EUR	69,260,000	05/19	JPM	734,281	-
USD	48,483,415	GBP	36,622,000	04/19	SCB	785,104	-
USD	4,524,607	GBP	3,430,000	05/19	BNP	47,621	-
USD	2,664,558	GBP	2,032,000	05/19	BOA	12,303	-
USD	40,312,736	GBP	30,150,000	05/19	BRC	959,642	-
USD	2,969,491	GBP	2,276,000	05/19	SCB	-	(1,243)
USD	27,592,651	GBP	21,302,000	05/19	UBS	-	(211,648)
USD	3,474,620	GBP	2,611,000	05/19	UBS	66,629	-
USD	91,605,559	JPY	9,920,000,000	05/19	BNP	1,777,592	-
USD	28,427,493	JPY	3,094,000,000	05/19	BRC	402,925	-
USD	18,969,461	JPY	2,066,000,000	05/19	GSC	256,223	-
USD	3,505,619	JPY	384,700,000	05/19	JPM	22,230	-
USD	15,648,783	JPY	1,720,000,000	06/19	UBS	55,556	-
USD	9,058,136	MXN	177,015,000	04/19	BRC	-	(42,478)
USD	8,963,758	MXN	177,015,000	06/19	HSB	-	(33,234)
USD	4,276,207	MXN	85,130,728	08/19	BNP	-	(18,397)
USD	13,656,303	MXN	271,611,000	08/19	HSB	-	(45,703)
USD	818,854	MXN	15,929,553	08/19	HSB	15,253	-
USD	1,663,933	RUB	110,136,890	04/19	BRC	-	(10,993)
USD	203,500	THB	6,359,387	06/19	BNP	2,706	-

Total Forward Foreign Currency Contracts						$7,713,486	($4,359,041)

(f)	Purchased options outstanding as of March 31, 2019 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.945%	12/09/19	BOA	$9,000,000	$432,000	$107,482
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.943%	12/12/19	GSC	2,300,000	110,400	28,317

							$542,400	$135,799

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - Canada 10-Year Bonds (06/19)	CAD 160.00	05/17/19	CME	222	CAD 35,520,000	$2,018	$831
Call - U.S. Treasury 30-Year Bonds (06/19)	$190.00	05/24/19	CME	1,164	$221,160,000	10,010	1,164
Call - U.S. Treasury 30-Year Bonds (06/19)	191.00	05/24/19	CME	844	161,204,000	7,258	844

						19,286	2,839

Put - U.S. Treasury 5-Year Notes (06/19)	108.25	05/24/19	CME	2,671	289,135,750	22,970	2,671
Put - U.S. Treasury 5-Year Notes (06/19)	108.50	05/24/19	CME	1,593	172,840,500	13,700	1,593
Put - U.S. Treasury 5-Year Notes (06/19)	108.75	05/24/19	CME	73	7,938,750	628	73
Put - U.S. Treasury 5-Year Notes (06/19)	109.50	05/24/19	CME	3,581	392,119,500	32,444	3,581
Put - U.S. Treasury 5-Year Notes (06/19)	109.75	05/24/19	CME	219	24,035,250	1,984	219
Put - U.S. Treasury 10-Year Notes (06/19)	112.00	05/24/19	CME	607	67,984,000	5,220	607
Put - U.S. Treasury 10-Year Notes (06/19)	112.50	05/24/19	CME	531	59,737,500	4,567	531
Put - U.S. Treasury 10-Year Notes (06/19)	113.50	05/24/19	CME	300	34,050,000	2,580	300

						84,093	9,575

Total Options on Futures						$103,379	$12,414

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 3.500% due 05/13/2049	$70.00	05/06/19	JPM	$152,000,000	$5,938	$2
Put - Fannie Mae 4.500% due 05/13/2049	72.00	05/06/19	JPM	1,000,000	39	-
Put - Fannie Mae 4.000% due 05/13/2049	78.00	05/06/19	GSC	39,000,000	3,047	-

					$9,024	$2

Total Purchased Options					$654,803	$148,215

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(g)	Premiums received and value of written options outstanding as of March 31, 2019 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection
Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - CDX IG31 5Y	2.400%	09/18/19	GSC	$10,700,000	$18,190	($195)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - MXN versus USD	MXN 20.25	06/21/19	MSC	$19,000,000	$195,796	($197,410)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	03/10/20	DUB	$4,200,000	$31,500	$-
Floor - U.S. CPI Urban Consumers	215.95	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	03/12/20	CIT	11,000,000	93,240	-
Floor - U.S. CPI Urban Consumers	216.69	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	04/07/20	CIT	26,800,000	239,140	(1)
Floor - U.S. CPI Urban Consumers	217.97	Maximum of [0, (1+0.000%)[10] - Final Index/Initial Index]	09/29/20	CIT	12,300,000	158,670	(7)
Floor - U.S. CPI Urban Consumers	218.01	Maximum of [0, - (Final Index/Initial Index) -1]	10/13/20	DUB	12,500,000	122,500	(7)

						$645,050	($15)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/09/19	BOA	$39,700,000	$433,632	($77,887)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.750%	12/12/19	GSC	10,000,000	109,091	(20,158)

							$542,723	($98,045)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - U.S. Treasury 10-Year Notes (05/19)	$122.50	04/26/19	CME	652	$79,870,000	$242,918	($30,563)

Total Written Options						$1,644,677	($326,228)

(h)	Swap agreements outstanding as of March 31, 2019 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	Q	1.000%	09/20/19	HSB	0.609%	$12,300,000	$28,905	$17,689	$11,216
Petrobras Global Finance BV	Q	1.000%	12/20/19	BNP	0.426%	1,900,000	8,830	(189,451)	198,281
Petrobras Global Finance BV	Q	1.000%	12/20/19	GSC	0.426%	700,000	3,253	(73,272)	76,525
Petrobras Global Finance BV	Q	1.000%	12/20/19	MSC	0.426%	2,200,000	10,224	(203,609)	213,833
Petrobras Global Finance BV	Q	1.000%	03/20/20	HSB	0.506%	1,500,000	7,916	(273,727)	281,643
South Africa Government	Q	1.000%	06/20/24	GSC	1.984%	4,600,000	(211,825)	(191,647)	(20,178)

							(152,697)	(914,017)	761,320

				Exchange
The Goldman Sachs Group Inc	Q	1.000%	09/20/20	ICE	0.359%	7,000,000	68,833	49,092	19,741
Tesco PLC	Q	1.000%	06/20/22	ICE	0.741%	EUR 11,700,000	118,750	(343,663)	462,413
General Electric Co	Q	1.000%	12/20/23	ICE	0.920%	$5,900,000	26,858	(250,434)	277,292

							214,441	(545,005)	759,446

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							$61,744	($1,459,022)	$1,520,766

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG31 5Y	Q	1.000%	12/20/23	ICE	$87,200,000	($1,742,363)	($1,542,431)	($199,932)

Credit Default Swaps on Credit Indices – Sell Protection (1)
Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 9	M	0.500%	09/17/58	MER	$9,000,000	$79,679	($364,019)	$443,698

				Exchange
CDX IG27 5Y	Q	1.000%	12/20/21	ICE	51,500,000	956,418	710,713	245,705

Total Credit Default Swaps on Credit Indices – Sell Protection						$1,036,097	$346,694	$689,403

Total Credit Default Swaps						($644,522)	($2,654,759)	$2,010,237

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.800%	3-Month USD-LIBOR	S/Q	CME	08/22/23	$166,800,000	$3,552,833	($1,752,770)	$5,305,603
0.100%	6-Month JPY-LIBOR	S/S	LCH	03/20/24	JPY 29,700,000,000	2,046,435	1,220,882	825,553
1.000%	6-Month EUR-LIBOR	A/S	LCH	06/19/29	EUR 95,000,000	5,240,125	2,634,697	2,605,428
0.750%	6-Month EUR-LIBOR	A/S	LCH	09/18/29	120,200,000	2,720,290	1,054,664	1,665,626
1.501%	6-Month EUR-LIBOR	A/S	LCH	07/04/42	34,900,000	3,979,578	847,156	3,132,422
1.250%	6-Month EUR-LIBOR	A/S	LCH	09/18/49	13,800,000	668,567	88,913	579,654

						$18,207,828	$4,093,542	$14,114,286

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.250%	6-Month GBP-LIBOR	S/S	LCH	09/18/24	GBP 56,700,000	($574,537)	$152,902	($727,439)
0.300%	6-Month JPY-LIBOR	S/S	CME	03/18/26	JPY 10,970,000,000	(2,144,428)	(500,232)	(1,644,196)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/18/26	12,760,000,000	(2,504,663)	(1,302,524)	(1,202,139)
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	3,480,000,000	(713,705)	(156,602)	(557,103)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	1,770,000,000	(361,136)	116,074	(477,210)
0.399%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	500,000,000	(142,774)	(421)	(142,353)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.250%	3-Month USD-LIBOR	S/Q	LCH	06/20/28	$ 112,200,000	$730,992	$5,064,058	($4,333,066)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	JPY 1,250,000,000	(413,374)	(92,117)	(321,257)
1.500%	6-Month GBP-LIBOR	S/S	LCH	06/19/29	GBP 15,600,000	(538,368)	(132,784)	(405,584)
1.500%	6-Month GBP-LIBOR	S/S	LCH	09/18/29	6,300,000	(206,153)	(44,667)	(161,486)
0.750%	6-Month JPY-LIBOR	S/S	LCH	03/20/38	JPY 3,960,000,000	(2,586,275)	127,338	(2,713,613)
0.800%	6-Month JPY-LIBOR	S/S	LCH	10/22/38	220,000,000	(161,841)	-	(161,841)
0.705%	6-Month JPY-LIBOR	S/S	LCH	10/31/38	630,000,000	(358,690)	39,649	(398,339)
0.785%	6-Month JPY-LIBOR	S/S	LCH	11/12/38	310,000,000	(219,826)	1,044	(220,870)
0.750%	6-Month JPY-LIBOR	S/S	LCH	12/20/38	5,825,000,000	(3,769,048)	(1,409,225)	(2,359,823)
1.750%	3-Month CAD-CDOR	S/S	CME	12/16/46	CAD 2,300,000	219,488	(28,743)	248,231
2.532%	3-Month USD-LIBOR	S/Q	LCH	12/05/47	$ 42,200,000	224,089	1,102,723	(878,634)
1.000%	6-Month JPY-LIBOR	S/S	LCH	03/21/48	JPY 570,000,000	(700,267)	(199,487)	(500,780)
2.905%	3-Month USD-LIBOR	S/Q	CME	08/22/48	$16,100,000	(980,470)	1,567,734	(2,548,204)
2.930%	3-Month USD-LIBOR	S/Q	CME	08/22/48	5,800,000	(384,219)	607,832	(992,051)
2.940%	3-Month USD-LIBOR	S/Q	CME	08/22/48	5,100,000	(348,753)	492,477	(841,230)
1.750%	6-Month GBP-LIBOR	S/S	LCH	06/19/49	GBP 20,700,000	(2,604,025)	(1,455,134)	(1,148,891)
1.500%	6-Month GBP-LIBOR	S/S	LCH	09/18/49	15,000,000	(617,139)	240,675	(857,814)

						($19,155,122)	$4,190,570	($23,345,692)

Total Interest Rate Swaps						($947,294)	$8,284,112	($9,231,406)

Total Swap Agreements						($1,591,816)	$5,629,353	($7,221,169)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,761,387,628	$-	$1,761,387,628	$-
	Senior Loan Notes	5,200,121	-	5,200,121	-
	Mortgage-Backed Securities	2,170,043,525	-	2,170,043,525	-
	Asset-Backed Securities	315,823,319	-	315,823,319	-
	U.S. Government Agency Issues	9,796,077	-	9,796,077	-
	U.S. Treasury Obligations	809,590,897	-	809,590,897	-
	Foreign Government Bonds & Notes	108,140,153	-	108,140,153	-
	Municipal Bonds	12,361,569	-	12,361,569	-
	Short-Term Investments	223,917,988	-	223,917,988	-
	Derivatives:
	Credit Contracts
	Swaps	2,230,347	-	2,230,347	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	7,713,486	-	7,713,486	-
	Interest Rate Contracts
	Futures	15,135,167	15,135,167
	Purchased Options	148,215	-	148,215	-
	Swaps	14,362,517	-	14,362,517	-

	Total Interest Rate Contracts	29,645,899	15,135,167	14,510,732	-

	Total Asset - Derivatives	39,589,732	15,135,167	24,454,565	-

	Total Assets	5,455,851,009	15,135,167	5,440,715,842	-

Liabilities	Reverse Repurchase Agreements	(4,555,000)	-	(4,555,000)	-
	Sale-buyback Financing Transactions	(343,391,970)	-	(343,391,970)	-
	Derivatives:
	Credit Contracts
	Written Options	(195)	-	(195)	-
	Swaps	(220,110)	-	(220,110)	-

	Total Credit Contracts	(220,305)	-	(220,305)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,359,041)	-	(4,359,041)	-
	Written Options	(197,410)	-	(197,410)	-

	Total Foreign Currency Contracts	(4,556,451)	-	(4,556,451)	-

	Interest Rate Contracts
	Futures	(29,885,162)	(29,885,162)	-	-
	Written Options	(128,623)	-	(128,623)	-
	Swaps	(23,593,923)	-	(23,593,923)	-

	Total Interest Rate Contracts	(53,607,708)	(29,885,162)	(23,722,546)	-

	Total Liabilities - Derivatives	(58,384,464)	(29,885,162)	(28,499,302)	-

	Total Liabilities	(406,331,434)	(29,885,162)	(376,446,272)	-

	Total	$5,049,519,575	($14,749,995)	$5,064,269,570	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 54.3%

Basic Materials - 2.8%

Anglo American Capital PLC (South Africa)
3.750% due 04/10/22 ~	$510,000	$511,660
4.125% due 09/27/22 ~	985,000	999,071
ArcelorMittal (Luxembourg)
5.250% due 08/05/20	6,214,000	6,386,513
5.500% due 03/01/21	2,340,000	2,445,839
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	1,665,000	1,690,624
CNAC HK Finbridge Co Ltd (China) 3.000% due 07/19/20 ~	1,325,000	1,322,910
DowDuPont Inc 3.766% due 11/15/20	1,730,000	1,760,727
Goldcorp Inc (Canada) 3.625% due 06/09/21	4,600,000	4,643,023
International Flavors & Fragrances Inc 3.400% due 09/25/20	670,000	674,355
INVISTA Finance LLC 4.250% due 10/15/19 ~	7,045,000	7,109,541
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	4,395,000	4,418,118
Syngenta Finance NV (Switzerland) 3.933% due 04/23/21 ~	1,115,000	1,120,785
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	3,905,000	4,000,672

		37,083,838

Communications - 4.1%

America Movil SAB de CV (Mexico) 5.000% due 03/30/20	3,995,000	4,072,748
Axiata SPV2 Bhd (Malaysia) 3.466% due 11/19/20 ~	2,300,000	2,313,073
Baidu Inc (China) 2.750% due 06/09/19	8,955,000	8,957,839
Charter Communications Operating LLC
3.579% due 07/23/20	4,963,000	5,000,471
4.464% due 07/23/22	2,607,000	2,699,239
Comcast Corp 3.700% due 04/15/24	4,385,000	4,533,347
CSC Holdings LLC 10.875% due 10/15/25 ~	1,697,000	1,963,429
Discovery Communications LLC 2.200% due 09/20/19	1,980,000	1,972,219
Expedia Group Inc 5.950% due 08/15/20	535,000	556,103
Fox Corp 3.666% due 01/25/22 ~	665,000	678,595
4.030% due 01/25/24 ~	780,000	809,843
JD.com Inc (China) 3.125% due 04/29/21	5,100,000	5,044,126
NBCUniversal Media LLC 5.150% due 04/30/20	3,980,000	4,081,000
Omnicom Group Inc 4.450% due 08/15/20	2,646,000	2,703,528
Telefonica Emisiones SA (Spain) 5.134% due 04/27/20	2,650,000	2,711,973
The Interpublic Group of Cos Inc 3.500% due 10/01/20	475,000	479,326
Time Warner Cable LLC 8.250% due 04/01/19	5,730,000	5,730,000
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	1,375,000	1,388,067

		55,694,926

Consumer, Cyclical - 6.0%

American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	1,557,093	1,522,362

	Principal Amount	Value
BMW US Capital LLC (Germany)
1.850% due 09/15/21 ~	$2,450,000	$2,394,480
3.188% (USD LIBOR + 0.500%) due 08/13/21 § ~	1,980,000	1,976,566
Daimler Finance North America LLC (Germany)
1.750% due 10/30/19 ~	3,500,000	3,477,819
2.200% due 05/05/20 ~	2,500,000	2,480,859
2.300% due 02/12/21 ~	4,525,000	4,472,402
Delta Air Lines Inc
2.600% due 12/04/20	1,255,000	1,247,703
2.875% due 03/13/20	6,560,000	6,549,543
Ford Motor Credit Co LLC
2.021% due 05/03/19	3,155,000	3,152,190
2.343% due 11/02/20	1,062,000	1,040,062
2.459% due 03/27/20	830,000	823,594
2.681% due 01/09/20	4,385,000	4,367,134
3.157% due 08/04/20	1,965,000	1,951,674
3.470% due 04/05/21	750,000	742,815
General Motors Financial Co Inc
3.200% due 07/13/20	2,530,000	2,536,859
4.200% due 11/06/21	2,435,000	2,482,573
Harley-Davidson Financial Services Inc 2.150% due 02/26/20 ~	4,255,000	4,218,436
3.550% due 05/21/21 ~	500,000	499,171
3.555% (USD LIBOR + 0.940%) due 03/02/21 § ~	1,550,000	1,550,300
4.050% due 02/04/22 ~	2,375,000	2,402,879
Hyundai Capital America
2.000% due 07/01/19 ~	3,220,000	3,213,116
2.550% due 04/03/20 ~	3,000,000	2,979,235
2.750% due 09/18/20 ~	3,000,000	2,978,258
Lennar Corp 2.950% due 11/29/20	5,125,000	5,105,781
Nissan Motor Acceptance Corp
2.600% due 09/28/22 ~	1,685,000	1,641,284
3.650% due 09/21/21 ~	1,365,000	1,372,990
O’Reilly Automotive Inc 3.800% due 09/01/22	1,760,000	1,806,513
QVC Inc 3.125% due 04/01/19	8,347,000	8,347,000
Volkswagen Group of America Finance LLC (Germany) 3.875% due 11/13/20 ~	3,460,000	3,504,303

		80,837,901

Consumer, Non-Cyclical - 9.2%

Abbott Laboratories 2.900% due 11/30/21	4,118,000	4,137,872
AbbVie Inc
2.300% due 05/14/21	1,730,000	1,709,325
2.900% due 11/06/22	1,180,000	1,178,096
3.200% due 11/06/22	260,000	262,496
Altria Group Inc
3.490% due 02/14/22	1,300,000	1,321,525
3.800% due 02/14/24	3,330,000	3,392,983
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20	6,555,000	6,492,051
Baxalta Inc 3.600% due 06/23/22	675,000	678,983
Bayer US Finance II LLC (Germany) 3.232% (USD LIBOR + 0.630%) due 06/25/21 § ~	2,035,000	2,018,164
3.500% due 06/25/21 ~	2,880,000	2,893,077
Becton Dickinson & Co
2.404% due 06/05/20	4,240,000	4,210,849
2.675% due 12/15/19	5,130,000	5,114,299
Bunge Ltd Finance Corp
3.000% due 09/25/22	825,000	821,701
3.500% due 11/24/20	2,690,000	2,704,368

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Campbell Soup Co 3.300% due 03/15/21	$3,465,000	$3,488,492
Celgene Corp
2.750% due 02/15/23	1,320,000	1,308,627
2.875% due 02/19/21	2,275,000	2,273,516
3.250% due 02/20/23	390,000	393,781
3.550% due 08/15/22	3,060,000	3,127,467
3.625% due 05/15/24	345,000	351,136
Cigna Corp
3.265% (USD LIBOR + 0.650%) due 09/17/21 § ~	1,060,000	1,059,991
3.400% due 09/17/21 ~	590,000	596,560
Conagra Brands Inc 3.511% (USD LIBOR + 0.750%) due 10/22/20 §	735,000	734,374
CVS Health Corp
3.125% due 03/09/20	3,290,000	3,299,995
3.350% due 03/09/21	4,865,000	4,906,466
Elanco Animal Health Inc
3.912% due 08/27/21 ~	1,270,000	1,291,947
4.272% due 08/28/23 ~	710,000	732,492
EMD Finance LLC (Germany) 2.400% due 03/19/20 ~	6,750,000	6,721,150
Equifax Inc
2.300% due 06/01/21	1,025,000	1,006,581
3.600% due 08/15/21	195,000	196,908
Express Scripts Holding Co
2.250% due 06/15/19	2,245,000	2,241,669
3.376% (USD LIBOR + 0.750%) due 11/30/20 §	4,140,000	4,140,200
HCA Inc
4.250% due 10/15/19	540,000	542,841
6.500% due 02/15/20	7,385,000	7,602,287
Humana Inc
2.900% due 12/15/22	170,000	168,927
3.150% due 12/01/22	800,000	804,035
3.850% due 10/01/24	120,000	122,394
Imperial Brands Finance PLC (United Kingdom) 2.950% due 07/21/20 ~	4,269,000	4,257,244
Keurig Dr Pepper Inc 3.551% due 05/25/21 ~	4,230,000	4,277,665
McKesson Corp 3.650% due 11/30/20	2,150,000	2,177,086
Medco Health Solutions Inc 4.125% due 09/15/20	1,895,000	1,928,654
Molson Coors Brewing Co 2.250% due 03/15/20	960,000	954,141
Pernod Ricard SA (France) 5.750% due 04/07/21 ~	1,530,000	1,612,312
Perrigo Finance Unlimited Co 3.500% due 03/15/21	363,000	359,620
Reynolds American Inc (United Kingdom) 8.125% due 06/23/19	3,775,000	3,817,860
Shire Acquisitions Investments Ireland DAC
1.900% due 09/23/19	10,660,000	10,615,161
2.875% due 09/23/23	290,000	286,734
Takeda Pharmaceutical Co Ltd (Japan) 3.800% due 11/26/20 ~	2,275,000	2,309,716
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.700% due 07/19/19	7,720,000	7,703,607
2.200% due 07/21/21	290,000	276,640

		124,624,065

Energy - 4.0%

Cenovus Energy Inc (Canada) 5.700% due 10/15/19	1,978,846	2,007,423
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	3,765,000	3,754,673

	Principal Amount	Value
Columbia Pipeline Group Inc 3.300% due 06/01/20	$3,246,000	$3,260,448
DCP Midstream Operating LP 2.700% due 04/01/19	10,230,000	10,230,000
Enbridge Energy Partners LP 4.375% due 10/15/20	1,642,000	1,678,504
Encana Corp (Canada) 6.500% due 05/15/19	3,433,000	3,441,494
Energy Transfer Operating LP 7.500% due 10/15/20	4,195,000	4,467,948
Eni SPA (Italy) 4.000% due 09/12/23 ~	630,000	647,062
EnLink Midstream Partners LP 2.700% due 04/01/19	2,670,000	2,670,000
Enterprise Products Operating LLC 3.500% due 02/01/22	3,085,000	3,146,350
Marathon Oil Corp 2.700% due 06/01/20	1,383,000	1,376,947
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21	250,000	254,750
6.375% due 02/04/21	1,400,000	1,455,300
8.000% due 05/03/19	2,530,000	2,543,915
Plains All American Pipeline LP
2.600% due 12/15/19	905,000	901,967
5.000% due 02/01/21	1,600,000	1,645,317
5.750% due 01/15/20	1,557,000	1,588,778
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	3,670,000	3,814,433
Schlumberger Holdings Corp 3.750% due 05/01/24 ~	1,595,000	1,631,658
Spectra Energy Partners LP 4.600% due 06/15/21	1,870,000	1,921,995
The Williams Cos Inc 3.350% due 08/15/22	875,000	882,312

		53,321,274

Financial - 17.7%

ABN AMRO Bank NV (Netherlands) 3.209% (USD LIBOR + 0.570%) due 08/27/21 § ~	2,605,000	2,610,121
AerCap Ireland Capital DAC (Ireland)
3.750% due 05/15/19	1,775,000	1,776,509
3.950% due 02/01/22	2,875,000	2,914,213
4.450% due 12/16/21	2,895,000	2,971,299
AIA Group Ltd (Hong Kong) 3.153% (USD LIBOR + 0.520%) due 09/20/21 § ~	2,060,000	2,058,752
Air Lease Corp
2.500% due 03/01/21	950,000	943,017
3.500% due 01/15/22	900,000	908,922
Alexandria Real Estate Equities Inc REIT 2.750% due 01/15/20	10,610,000	10,593,801
American Campus Communities Operating Partnership LP REIT 3.350% due 10/01/20	1,840,000	1,847,668
American Express Co 3.000% due 02/22/21	2,810,000	2,825,475
American International Group Inc 6.400% due 12/15/20	1,180,000	1,248,448
American Tower Corp REIT 3.450% due 09/15/21	2,385,000	2,412,809
Aon PLC 2.800% due 03/15/21	4,175,000	4,168,429
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	885,000	883,053
Banco Santander Chile (Chile) 2.500% due 12/15/20 ~	6,120,000	6,088,360
Bank of America Corp
2.503% due 10/21/22	2,000,000	1,976,566
3.152% (USD LIBOR + 0.380%) due 01/23/22 §	2,900,000	2,891,371

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
3.252% (USD LIBOR + 0.650%) due 06/25/22 §	$2,975,000	$2,976,578
3.921% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	4,136,954
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	3,165,000	3,143,347
Barclays PLC (United Kingdom) 4.408% (USD LIBOR + 1.625%) due 01/10/23 §	3,685,000	3,682,472
BPCE SA (France) 3.883% (USD LIBOR + 1.220%) due 05/22/22 § ~	815,000	820,342
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	455,000	461,617
Capital One Financial Corp
2.400% due 10/30/20	1,375,000	1,367,818
3.900% due 01/29/24	1,290,000	1,319,585
China Overseas Finance Cayman VI Ltd (China) 4.250% due 05/08/19 ~	3,070,000	3,073,819
Citigroup Inc
2.700% due 03/30/21	1,720,000	1,719,170
2.900% due 12/08/21	4,145,000	4,144,222
Citizens Bank NA
2.250% due 10/30/20	470,000	466,222
2.550% due 05/13/21	1,035,000	1,028,226
3.250% due 02/14/22	2,345,000	2,368,361
CNA Financial Corp 5.875% due 08/15/20	3,074,000	3,197,513
CNO Financial Group Inc 4.500% due 05/30/20	7,905,000	7,984,050
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	2,255,000	2,298,478
Crown Castle International Corp REIT
2.250% due 09/01/21	5,895,000	5,814,031
3.400% due 02/15/21	1,175,000	1,185,327
Danske Bank AS (Denmark) 2.200% due 03/02/20 ~	3,945,000	3,901,437
Deutsche Bank AG (Germany) 4.028% (USD LIBOR + 1.290%) due 02/04/21 §	2,190,000	2,172,550
Discover Bank
3.100% due 06/04/20	4,865,000	4,877,117
3.200% due 08/09/21	380,000	382,002
7.000% due 04/15/20	5,550,000	5,773,426
First Niagara Financial Group Inc 7.250% due 12/15/21	1,140,000	1,260,019
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	8,565,000	8,461,144
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,310,567
HSBC Bank USA NA 4.875% due 08/24/20	3,640,000	3,741,074
HSBC Holdings PLC (United Kingdom)
2.950% due 05/25/21	3,220,000	3,220,697
3.247% (USD LIBOR + 0.650%) due 09/11/21 §	2,685,000	2,683,846
ING Groep NV (Netherlands) 3.751% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	1,979,248
International Lease Finance Corp 6.250% due 05/15/19	2,330,000	2,338,586
iStar Inc REIT 4.625% due 09/15/20	2,610,000	2,645,888
JPMorgan Chase & Co 3.151% (USD LIBOR + 0.550%) due 03/09/21 §	3,990,000	3,995,163
JPMorgan Chase Bank NA 2.604% due 02/01/21	1,580,000	1,577,112

	Principal Amount	Value
KeyBank NA 3.300% due 02/01/22	$3,200,000	$3,256,486
Marsh & McLennan Cos Inc 3.875% due 03/15/24	1,115,000	1,158,046
Mitsubishi UFJ Financial Group Inc (Japan)
3.218% due 03/07/22	6,185,000	6,235,122
3.415% (USD LIBOR + 0.650%) due 07/26/21 §	655,000	656,385
3.625% (USD LIBOR + 0.860%) due 07/26/23 §	1,065,000	1,068,405
Morgan Stanley
3.247% (USD LIBOR + 0.550%) due 02/10/21 §	4,275,000	4,279,859
5.500% due 07/24/20	1,900,000	1,965,602
Regions Bank 2.972% (USD LIBOR + 0.380%) due 04/01/21 §	4,645,000	4,618,227
Reinsurance Group of America Inc
5.000% due 06/01/21	410,000	426,901
6.450% due 11/15/19	3,870,000	3,952,547
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	1,005,000	1,023,112
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	4,190,000	4,187,997
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	1,225,000	1,211,761
SBA Tower Trust REIT
3.168% due 04/09/47 ~	1,765,000	1,764,367
3.448% due 03/15/48 ~	2,920,000	2,941,586
Standard Chartered PLC (United Kingdom)
2.100% due 08/19/19 ~	1,280,000	1,275,965
3.911% (USD LIBOR + 1.150%) due 01/20/23 § ~	1,460,000	1,453,872
Synchrony Financial 2.700% due 02/03/20	8,353,000	8,343,649
The Goldman Sachs Group Inc
2.875% due 02/25/21	3,085,000	3,087,917
3.875% (USD LIBOR + 1.110%) due 04/26/22 §	3,080,000	3,097,386
5.750% due 01/24/22	2,010,000	2,157,222
Trinity Acquisition PLC 3.500% due 09/15/21	1,045,000	1,054,183
UBS Group Funding Switzerland AG (Switzerland)
2.950% due 09/24/20 ~	3,815,000	3,815,594
3.000% due 04/15/21 ~	2,670,000	2,670,360
3.871% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	3,126,559
Unum Group 3.000% due 05/15/21	3,730,000	3,730,827
US Bank NA 3.085% (USD LIBOR + 0.320%) due 04/26/21 §	2,590,000	2,592,186
Ventas Realty LP REIT 3.100% due 01/15/23	455,000	455,412
WEA Finance LLC REIT (France) 2.700% due 09/17/19 ~	6,681,000	6,677,265
Wells Fargo Bank NA 3.325% due 07/23/21	3,120,000	3,141,477
Willis Towers Watson PLC 5.750% due 03/15/21	3,592,000	3,763,032

		239,816,130

Industrial - 5.0%

Avnet Inc 3.750% due 12/01/21	1,520,000	1,535,886
Avolon Holdings Funding Ltd (Ireland) 5.125% due 10/01/23 ~	1,890,000	1,927,800

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	$475,000	$466,122
CNH Industrial Capital LLC
3.375% due 07/15/19	1,755,000	1,757,445
3.875% due 10/15/21	3,305,000	3,348,295
4.375% due 11/06/20	4,164,000	4,247,488
DAE Funding LLC (United Arab Emirates) 5.250% due 11/15/21 ~	3,080,000	3,149,300
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,204,272
Eastern Creation II Investment Holdings Ltd (China) 2.750% due 09/26/20 ~	2,220,000	2,202,307
GATX Corp
2.500% due 07/30/19	6,620,000	6,603,914
2.600% due 03/30/20	1,815,000	1,809,879
Kansas City Southern 2.350% due 05/15/20	1,040,000	1,033,054
Keysight Technologies Inc 3.300% due 10/30/19	12,400,000	12,429,422
Martin Marietta Materials Inc 3.313% (USD LIBOR + 0.650%) due 05/22/20 §	4,200,000	4,199,890
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	3,415,000	3,410,522
3.300% due 04/01/21 ~	5,780,000	5,804,608
3.650% due 07/29/21 ~	580,000	588,158
Roper Technologies Inc
3.000% due 12/15/20	435,000	436,075
3.650% due 09/15/23	695,000	710,664
SMBC Aviation Capital Finance DAC (Ireland)
2.650% due 07/15/21 ~	500,000	491,232
4.125% due 07/15/23 ~	311,000	318,012
United Technologies Corp 3.333% (USD LIBOR + 0.650%) due 08/16/21 §	1,225,000	1,225,818
Vulcan Materials Co
3.211% (USD LIBOR + 0.600%) due 06/15/20 §	2,820,000	2,816,513
3.276% (USD LIBOR + 0.650%) due 03/01/21 §	5,380,000	5,376,559

		68,093,235

Technology - 2.6%

Broadcom Corp
2.200% due 01/15/21	3,210,000	3,161,332
2.375% due 01/15/20	3,905,000	3,886,271
3.000% due 01/15/22	2,530,000	2,521,049
DXC Technology Co
2.875% due 03/27/20	2,630,000	2,629,154
3.576% (USD LIBOR + 0.950%) due 03/01/21 §	5,696,000	5,696,114
Fidelity National Information Services Inc 2.250% due 08/15/21	3,590,000	3,528,665
Hewlett Packard Enterprise Co 2.100% due 10/04/19 ~	2,080,000	2,071,441
Microchip Technology Inc 3.922% due 06/01/21 ~	1,235,000	1,246,528
NXP BV (Netherlands)
4.125% due 06/15/20 ~	5,000,000	5,075,550
4.125% due 06/01/21 ~	730,000	745,520
Xerox Corp
2.800% due 05/15/20	724,000	716,760
5.625% due 12/15/19	3,985,000	4,059,599

		35,337,983

Utilities - 2.9%

American Electric Power Co Inc 3.650% due 12/01/21	280,000	285,818

	Principal Amount	Value
CenterPoint Energy Inc 3.600% due 11/01/21	$740,000	$751,431
Dominion Energy Inc
2.579% due 07/01/20	1,895,000	1,885,091
2.962% due 07/01/19	7,108,000	7,109,527
Edison International
2.125% due 04/15/20	3,055,000	3,032,365
2.400% due 09/15/22	1,360,000	1,260,860
EDP Finance BV (Portugal)
4.125% due 01/15/20 ~	679,000	684,095
4.900% due 10/01/19 ~	2,350,000	2,371,197
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	4,165,000	4,097,297
ENN Energy Holdings Ltd (China) 6.000% due 05/13/21 ~	535,000	562,794
Exelon Corp 2.850% due 06/15/20	5,000,000	4,996,018
FirstEnergy Corp 2.850% due 07/15/22	3,135,000	3,115,498
NextEra Energy Capital Holdings Inc
2.300% due 04/01/19	760,000	760,000
3.179% (USD LIBOR + 0.550%) due 08/28/21 §	2,085,000	2,081,068
San Diego Gas & Electric Co 1.914% due 02/01/22	846,438	825,890
Sempra Energy
2.400% due 03/15/20	4,180,000	4,159,278
2.875% due 10/01/22	145,000	143,018
3.287% (USD LIBOR + 0.500%) due 01/15/21 §	1,103,000	1,094,120

		39,215,365

Total Corporate Bonds & Notes (Cost $731,927,803)		734,024,717

MORTGAGE-BACKED SECURITIES - 16.6%

Collateralized Mortgage Obligations - Commercial - 3.3%

BAMLL Commercial Mortgage Securities Trust
3.334% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,752,919
3.490% due 04/14/33 ~	1,775,000	1,793,741
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	451,805	446,455
BX Commercial Mortgage Trust 3.234% (USD LIBOR + 0.750%) due 11/15/35 § ~	1,341,140	1,339,251
BX Trust
3.884% (USD LIBOR + 1.400%) due 10/15/32 § ~	5,220,000	5,200,121
4.734% (USD LIBOR + 2.250%) due 10/15/32 § ~	1,640,000	1,635,259
CD Mortgage Trust 1.965% due 02/10/50	447,225	442,899
CLNS Trust
3.293% (USD LIBOR + 0.800%) due 06/11/32 § ~	4,495,000	4,487,085
3.493% (USD LIBOR + 1.000%) due 06/11/32 § ~	2,675,000	2,666,999
Commercial Mortgage Trust 3.349% (USD LIBOR + 0.850%) due 02/13/32 § ~	1,720,000	1,721,280
CSAIL Commercial Mortgage Trust
1.684% due 04/15/50	110,815	110,454
1.717% due 08/15/48	535,833	531,800
Great Wolf Trust
3.484% (USD LIBOR + 0.850%) due 09/15/34 § ~	2,370,000	2,366,021
3.954% (USD LIBOR + 1.320%) due 09/15/34 § ~	3,385,000	3,383,694

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
GS Mortgage Securities Corp Trust
3.432% (USD LIBOR + 0.950%) due 11/15/35 § ~	$965,000	$964,331
4.484% (USD LIBOR + 2.000%) due 11/15/35 § ~	505,000	503,894
InTown Hotel Portfolio Trust
3.184% (USD LIBOR + 0.700%) due 01/15/33 § ~	835,000	830,757
3.734% (USD LIBOR + 1.250%) due 01/15/33 § ~	685,000	681,871
JP Morgan Chase Commercial Mortgage Securities Trust 4.388% due 07/15/46 ~	1,135,489	1,167,516
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	810,285
Morgan Stanley Capital I Trust
3.334% (USD LIBOR + 0.850%) due 11/15/34 § ~	2,660,000	2,645,602
3.484% (USD LIBOR + 1.000%) due 11/15/34 § ~	2,140,000	2,131,138
RETL 3.634% (USD LIBOR + 1.150%) due 03/15/36 § ~	1,400,000	1,404,360
SLIDE 4.334% (USD LIBOR + 1.850%) due 06/15/31 § ~	1,322,013	1,325,083
WFRBS Commercial Mortgage Trust 4.697% due 04/15/45	1,590,000	1,644,573

		44,987,388

Collateralized Mortgage Obligations - Residential - 8.1%

Angel Oak Mortgage Trust
3.920% due 11/25/48 § ~	6,960,710	7,045,020
4.500% due 11/25/48 § ~	1,550,000	1,593,775
COLT Mortgage Loan Trust
2.415% due 10/25/47 § ~	1,793,975	1,792,801
2.568% due 10/25/47 § ~	763,909	763,261
2.614% due 05/27/47 § ~	472,926	471,568
2.773% due 10/25/47 § ~	333,562	333,861
2.930% due 02/25/48 § ~	716,947	715,853
3.084% due 02/25/48 § ~	256,376	255,941
3.337% due 05/25/49 § ~	1,540,000	1,542,885
3.470% due 07/27/48 § ~	2,028,820	2,036,391
3.542% due 07/27/48 § ~	982,510	985,529
3.705% due 03/25/49 § ~	7,718,266	7,765,669
3.763% due 10/26/48 § ~	928,479	932,043
4.006% due 12/28/48 § ~	1,656,888	1,672,102
Deephaven Residential Mortgage Trust
2.577% due 10/25/47 § ~	1,897,267	1,893,263
2.711% due 10/25/47 § ~	161,289	160,971
2.813% due 10/25/47 § ~	150,678	150,313
2.976% due 12/25/57 § ~	1,568,144	1,571,009
3.485% due 12/26/46 § ~	389,620	390,793
3.963% due 08/25/58 § ~	159,453	160,380
Fannie Mae
2.986% (USD LIBOR + 0.500%) due 11/25/46 §	1,011,836	1,013,971
3.000% due 11/25/47	4,617,127	4,690,430
4.000% due 06/25/44	932,653	962,254
5.000% due 08/25/19	7,773	7,763
Fannie Mae Connecticut Avenue Securities
3.166% (USD LIBOR + 0.680%) due 10/25/30 §	1,273,639	1,273,544
3.206% (USD LIBOR + 0.720%) due 01/25/31 §	3,540,705	3,541,092
3.836% (USD LIBOR + 1.350%) due 01/25/29 §	134,752	134,880
Flagstar Mortgage Trust 4.000% due 09/25/48 § ~	4,056,302	4,117,740

	Principal Amount	Value
Freddie Mac
3.004% (USD LIBOR + 0.520%) due 11/15/43 §	$1,824,107	$1,828,183
3.236% (USD LIBOR + 0.750%) due 10/25/48 § ~	1,440,000	1,439,429
3.607% due 10/25/46 §	1,752,663	1,748,188
3.864% due 05/25/47 § ~	806,156	812,035
4.167% due 08/25/48 § ~	643,710	648,333
7.000% due 09/15/30	280,640	311,231
Freddie Mac Structured Agency Credit Risk Debt Notes
3.236% (USD LIBOR + 0.750%) due 09/25/48 § ~	2,005,000	2,003,757
3.286% (USD LIBOR + 0.800%) due 12/25/30 § ~	3,445,000	3,445,475
3.336% (USD LIBOR + 0.850%) due 02/25/47 § ~	545,000	545,122
3.686% (USD LIBOR + 1.200%) due 10/25/29 §	1,702,598	1,712,388
3.736% (USD LIBOR + 1.250%) due 02/25/47 § ~	1,105,000	1,110,153
3.819% due 05/25/48 § ~	658,420	657,893
3.981% due 09/25/47 § ~	347,950	348,993
Galton Funding Mortgage Trust
3.500% due 11/25/57 § ~	2,322,727	2,307,764
4.000% due 02/25/59 § ~	4,007,384	4,017,227
Government National Mortgage Association 2.788% (USD LIBOR + 0.300%) due 09/20/48 §	581,516	577,051
2.938% (USD LIBOR + 0.450%) due 02/20/49 §	1,271,285	1,270,810
GS Mortgage-Backed Securities Trust 2.456% due 07/25/44 § ~	224,794	222,131
Homeward Opportunities Fund I Trust
3.454% due 01/25/59 § ~	3,030,000	3,029,959
3.606% due 01/25/59 § ~	1,940,000	1,939,959
3.766% due 06/25/48 § ~	1,352,496	1,369,153
3.897% due 06/25/48 § ~	1,081,997	1,094,987
New Residential Mortgage Loan Trust 3.986% due 11/25/48 § ~	2,277,177	2,332,956
Sequoia Mortgage Trust
3.500% due 02/25/48 § ~	4,042,817	4,086,643
4.000% due 06/25/48 § ~	2,174,306	2,219,012
4.000% due 08/25/48 § ~	3,874,304	3,951,808
4.000% due 10/25/48 § ~	1,181,730	1,201,402
4.500% due 08/25/48 § ~	956,367	984,924
Starwood Mortgage Residential Trust 3.468% due 04/25/49 § ~	1,040,000	1,041,613
Verus Securitization Trust
2.929% due 02/25/48 § ~	768,160	766,350
3.402% due 12/25/59 § ~	1,145,000	1,146,773
3.677% due 06/01/58 § ~	1,787,294	1,808,925
3.779% due 06/01/58 § ~	477,950	482,430
3.830% due 06/01/58 § ~	301,229	303,239
3.836% due 02/25/59 § ~	5,660,955	5,709,762
4.034% due 12/25/59 § ~	415,000	417,976
4.108% due 10/25/58 § ~	2,242,397	2,286,865

		109,156,001

Fannie Mae - 3.2%

3.500% due 06/01/32 - 11/01/47	12,769,280	13,044,564
4.000% due 06/01/33 - 09/01/48	6,593,329	6,809,762
4.125% (USD LIBOR + 1.750%) due 05/01/33 §	40,596	41,013
4.162% (UST + 2.258%) due 06/01/35 §	205,479	215,155
4.205% (USD LIBOR + 1.548%) due 01/01/35 §	7,441	7,695
4.235% (USD LIBOR + 1.575%) due 04/01/33 §	64,912	66,693

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
4.348% (UST + 2.257%) due 06/01/33 §	$565,285	$595,497
4.500% due 05/01/25 - 03/01/46	7,244,016	7,549,265
4.648% (USD LIBOR + 1.567%) due 02/01/33 §	70,955	74,367
4.965% (UST + 2.215%) due 02/01/33 §	49,401	51,460
5.000% due 07/01/24 - 02/01/49	7,596,433	8,092,295
5.500% due 08/01/19 - 06/01/39	2,516,732	2,747,251
6.000% due 03/01/37 - 10/01/40	2,931,671	3,238,771
6.500% due 05/01/33	609,338	685,928
7.000% due 05/01/33 - 06/01/33	294,600	317,790

		43,537,506

Freddie Mac - 0.2%

4.298% (USD LIBOR + 1.725%) due 03/01/35 §	373,324	392,706
4.541% (UST + 2.250%) due 08/01/35 §	548,832	577,750
4.595% (UST + 2.222%) due 09/01/35 §	560,676	589,882
4.701% (UST + 1.951%) due 02/01/35 §	104,052	109,251
5.500% due 01/01/20 - 06/01/41	623,548	681,344

		2,350,933

Government National Mortgage Association - 1.8%

3.375% (UST + 1.500%) due 01/20/35 §	1,061,814	1,103,543
3.750% (UST + 1.500%) due 09/20/34 §	637,034	657,763
4.000% due 12/20/48	1,620,147	1,674,792
4.500% due 01/20/48 - 01/20/49	3,048,539	3,170,569
5.000% due 12/20/34 - 08/20/48	13,874,371	14,559,494
5.500% due 07/15/20 - 09/15/45	1,797,297	1,967,578
6.000% due 01/15/22 - 07/15/36	900,177	964,595

		24,098,334

Total Mortgage-Backed Securities (Cost $223,675,997)		224,130,162

ASSET-BACKED SECURITIES - 15.6%

Allegro CLO III Ltd (Cayman) 3.611% (USD LIBOR + 0.840%) due 07/25/27 § ~	4,320,000	4,299,877
Ally Auto Receivables Trust
2.460% due 09/15/22	405,000	402,721
2.930% due 11/15/23	565,000	562,183
Ally Master Owner Trust 3.300% due 07/17/23	1,055,000	1,071,134
American Express Credit Account Master Trust 3.070% due 10/15/24	6,695,000	6,751,300
AmeriCredit Automobile Receivables Trust
2.240% due 04/08/22	8,815,000	8,750,749
2.240% due 06/19/23	1,415,000	1,404,884
2.690% due 06/19/23	1,500,000	1,496,790
2.710% due 08/18/22	665,000	663,530
2.710% due 09/08/22	2,880,000	2,870,484
3.080% due 12/18/23	4,700,000	4,705,163
3.340% due 08/08/21	1,885,000	1,892,275
3.660% due 03/08/22	1,225,000	1,226,896
3.720% due 03/08/22 ~	1,150,000	1,150,845
3.820% due 03/18/24	6,575,000	6,697,992
ARI Fleet Lease Trust
1.910% due 04/15/26 ~	1,162,503	1,157,052
2.550% due 10/15/26 ~	1,800,046	1,797,276
Ascentium Equipment Receivables Trust
2.290% due 06/10/21 ~	825,152	821,884
2.920% due 12/10/20 ~	680,799	681,455

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC
2.500% due 07/20/21 ~	$2,225,000	$2,215,126
2.990% due 06/20/22 ~	995,000	997,000
3.700% due 03/20/23 ~	625,000	630,956
4.530% due 03/20/23 ~	850,000	861,146
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	4,931,493	4,958,920
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	4,236,497	4,260,496
Bayview Opportunity Master Fund IVb Trust
3.500% due 01/28/55 § ~	2,204,195	2,216,368
3.500% due 08/28/57 § ~	3,673,176	3,701,009
BlueMountain CLO Ltd (Cayman) 3.710% (USD LIBOR + 0.930%) due 07/18/27 § ~	2,385,000	2,367,382
California Republic Auto Receivables Trust 2.510% due 02/16/21	805,000	803,876
Capital Auto Receivables Asset Trust
1.540% due 08/20/20	41,940	41,910
1.630% due 01/20/21	871,296	869,713
2.430% due 05/20/22 ~	520,000	517,161
2.650% due 01/20/24	5,000,000	4,985,105
2.700% due 09/20/22 ~	835,000	825,740
3.480% due 10/20/23 ~	585,000	590,293
3.690% due 12/20/23 ~	740,000	746,297
Carlyle Global Market Strategies CLO Ltd (Cayman) 3.761% (USD LIBOR + 1.000%) due 04/20/27 § ~	3,265,000	3,275,271
CarMax Auto Owner Trust 3.000% due 05/16/22	365,000	363,871
CBAM Ltd (Cayman) 4.009% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,835,000	5,835,991
CCG Receivables Trust 1.690% due 09/14/22 ~	376,085	375,364
CNH Equipment Trust
2.400% due 02/15/23	1,300,000	1,298,471
3.010% due 04/15/24	1,495,000	1,511,175
Cole Park CLO Ltd (Cayman) 3.811% (USD LIBOR + 1.050%) due 10/20/28 § ~	2,540,000	2,529,540
Diamond Resorts Owner Trust 2.990% due 05/22/28 ~	198,607	198,795
Elara HGV Timeshare Issuer LLC
2.530% due 02/25/27 ~	362,241	358,688
2.690% due 03/25/30 ~	952,385	947,283
Enterprise Fleet Financing LLC 2.130% due 07/20/22 ~	466,280	464,777
Ford Credit Auto Owner Trust 3.520% due 07/15/30 ~	4,155,000	4,241,624
GM Financial Automobile Leasing Trust
2.260% due 08/20/20	455,000	453,885
2.730% due 09/20/21	1,055,000	1,049,888
3.110% due 12/20/21	1,380,000	1,378,668
3.370% due 10/20/22	3,420,000	3,415,518
3.500% due 04/20/22	775,000	778,897
3.560% due 12/20/22	2,140,000	2,155,392
GMF Floorplan Owner Revolving Trust
2.410% due 05/17/21 ~	610,000	609,547
2.630% due 07/15/22 ~	1,750,000	1,741,640
2.850% due 05/17/21 ~	235,000	234,960
2.970% due 01/18/22 ~	4,855,000	4,854,707
Golub Capital Partners CLO (Cayman) 3.610% (USD LIBOR + 1.150%) due 10/20/28 § ~	1,495,000	1,488,888
GreatAmerica Leasing Receivables Funding LLC
2.060% due 06/22/20 ~	109,497	109,215
2.600% due 06/15/21 ~	1,330,000	1,328,226

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Halcyon Loan Advisors Funding Ltd (Cayman) 4.461% (USD LIBOR + 1.700%) due 10/22/25 § ~	$2,645,000	$2,648,037
Hardee’s Funding LLC 4.250% due 06/20/48 ~	1,528,819	1,548,434
Hilton Grand Vacations Trust
1.770% due 11/25/26 ~	573,428	567,731
2.660% due 12/26/28 ~	386,358	383,605
2.960% due 12/26/28 ~	263,920	260,304
Hyundai Auto Receivables Trust 2.380% due 04/17/23	895,000	887,740
John Deere Owner Trust 1.360% due 04/15/20	67,363	67,319
Madison Park Funding XVIII Ltd (Cayman) 3.951% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,232,031
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	497,170	493,988
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	2,010,000	2,025,546
MVW Owner Trust
2.150% due 04/22/30 ~	169,182	167,911
2.250% due 09/22/31 ~	623,800	616,893
2.420% due 12/20/34 ~	581,632	570,985
2.520% due 12/20/32 ~	183,319	181,485
2.750% due 12/20/34 ~	198,069	195,072
2.990% due 12/20/34 ~	534,473	524,938
Navient Private Education Refi Loan Trust 2.530% due 02/18/42 ~	2,362,841	2,353,095
Neuberger Berman CLO XVI-S Ltd (Cayman) 3.637% (USD LIBOR + 0.850%) due 01/15/28 § ~	3,250,000	3,227,900
OCP CLO Ltd (Cayman)
3.585% (USD LIBOR + 0.820%) due 10/26/27 § ~	4,900,000	4,872,903
3.881% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,175,000	4,164,462
OZLM VIII Ltd (Cayman) 3.625% (USD LIBOR + 1.170%) due 10/17/29 § ~	1,610,000	1,605,155
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	1,955,175	1,991,333
Santander Drive Auto Receivables Trust
2.100% due 06/15/21	140,399	140,276
2.190% due 03/15/22	2,055,000	2,049,151
2.580% due 05/16/22	380,000	379,016
2.960% due 03/15/24	7,720,000	7,728,361
3.210% due 09/15/23	1,680,000	1,688,123
3.270% due 01/17/23	455,000	457,119
3.520% due 12/15/22	1,275,000	1,287,922
3.530% due 08/16/21	1,465,000	1,470,720
3.650% due 12/15/21	1,405,000	1,412,051
4.020% due 04/15/22	1,435,000	1,449,448
4.020% due 09/15/22 ~	1,235,000	1,241,031
4.500% due 06/17/23 ~	1,070,000	1,077,133
Santander Retail Auto Lease Trust 2.960% due 11/21/22 ~	1,115,000	1,113,018
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	306,713	304,543
Sierra Timeshare Receivables Funding LLC
2.300% due 10/20/31 ~	362,153	360,672
2.330% due 07/20/33 ~	318,128	313,846
2.400% due 03/22/32 ~	646,513	643,794
2.430% due 06/20/32 ~	355,350	351,927
2.430% due 10/20/33 ~	1,256,624	1,249,847
2.580% due 09/20/32 ~	420,509	418,764

	Principal Amount	Value
SLM Student Loan Trust
2.886% (USD LIBOR + 0.400%) due 03/25/25 §	$2,766,085	$2,709,208
4.271% (USD LIBOR + 1.500%) due 04/25/23 §	363,437	367,834
4.471% (USD LIBOR + 1.700%) due 07/25/23 §	475,140	481,605
SMB Private Education Loan Trust
3.204% (USD LIBOR + 0.720%) due 01/15/37 § ~	4,015,000	4,002,918
3.484% (USD LIBOR + 1.000%) due 06/15/27 § ~	1,160,483	1,167,732
3.984% (USD LIBOR + 1.500%) due 04/15/32 § ~	2,250,000	2,291,359
Synchrony Credit Card Master Note Trust 2.640% due 03/15/23	3,545,000	3,531,355
Towd Point Mortgage Trust
2.750% due 02/25/55 § ~	425,587	422,937
2.750% due 08/25/55 § ~	673,900	666,847
3.000% due 02/25/55 § ~	578,885	576,463
3.250% due 07/25/58 § ~	2,955,524	2,952,840
3.750% due 05/25/58 § ~	1,175,203	1,191,957
Toyota Auto Receivables Owner Trust 3.000% due 05/15/24	8,360,000	8,473,559
Verizon Owner Trust
2.530% due 04/20/22 ~	2,075,000	2,062,447
2.650% due 09/20/21 ~	865,000	862,293
Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	43,043	43,023
Volvo Financial Equipment Master Owner Trust 2.984% (USD LIBOR + 0.500%) due 11/15/22 § ~	830,000	832,443
Wheels SPV LLC 1.590% due 05/20/25 ~	38,906	38,872

Total Asset-Backed Securities (Cost $211,626,006)		211,392,590

U.S. GOVERNMENT AGENCY ISSUE - 0.6%

Federal Home Loan Bank 2.625% due 05/28/20	7,925,000	7,943,708

Total U.S. Government Agency Issue (Cost $7,923,347)		7,943,708

U.S. TREASURY OBLIGATIONS - 13.5%

U.S. Treasury Notes - 13.5%

2.375% due 03/15/22	42,430,000	42,633,035
2.500% due 12/31/20 ‡	85,295,000	85,574,874
2.625% due 12/15/21	11,030,000	11,145,686
2.625% due 12/31/23	28,430,000	28,931,967
2.875% due 10/15/21	14,820,000	15,050,694

		183,336,256

Total U.S. Treasury Obligations (Cost $182,310,301)		183,336,256

MUNICIPAL BONDS - 0.2%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	2,230,000	2,227,703

Total Municipal Bonds (Cost $2,230,000)		2,227,703

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $6,957,322; collateralized by U.S. Treasury Notes: 2.000% due 11/30/22 and value $7,097,891)	$6,957,032	$6,957,032

Total Short-Term Investment (Cost $6,957,032)		6,957,032

TOTAL INVESTMENTS - 101.3% (Cost $1,366,650,486)		1,370,012,168

DERIVATIVES - 0.1%
(See Notes (a) and (b) in Notes to Schedule of Investments)		530,706

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(18,739,474)

NET ASSETS - 100.0%		$1,351,803,400

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	06/19	1,638	$347,842,279	$349,047,563	$1,205,284
U.S. Treasury 5-Year Notes	06/19	91	10,448,067	10,540,359	92,292
U.S. Treasury Ultra 10-Year Notes	06/19	26	3,374,956	3,452,313	77,357

					1,374,933

Short Futures Outstanding
U.S. Treasury 10-Year Notes	06/19	487	59,641,589	60,494,531	(852,942)

Total Futures Contracts					$521,991

(b)	Forward foreign currency contracts outstanding as of March 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
EUR	962,665	USD	1,087,298	05/19	HSB	$-	($2,701)
USD	219,363	EUR	193,000	05/19	BNP	1,917	-
USD	220,051	EUR	193,000	05/19	CIT	2,605	-
USD	436,371	EUR	383,665	05/19	SSB	4,110	-
USD	220,229	EUR	193,000	05/19	UBS	2,784	-

Total Forward Foreign Currency Contracts						$11,416	($2,701)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$734,024,717	$-	$734,024,717	$-
	Mortgage-Backed Securities	224,130,162	-	224,130,162	-
	Asset-Backed Securities	211,392,590	-	211,392,590	-
	U.S. Government Agency Issue	7,943,708	-	7,943,708	-
	U.S. Treasury Obligations	183,336,256	-	183,336,256	-
	Municipal Bonds	2,227,703	-	2,227,703	-
	Short-Term Investment	6,957,032	-	6,957,032	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	11,416	-	11,416	-
	Interest Rate Contracts
	Futures	1,374,933	1,374,933	-	-

	Total Asset - Derivatives	1,386,349	1,374,933	11,416	-

	Total Assets	1,371,398,517	1,374,933	1,370,023,584	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,701)	-	(2,701)	-
	Interest Rate Contracts
	Futures	(852,942)	(852,942)	-	-

	Total Liabilities - Derivatives	(855,643)	(852,942)	(2,701)	-

	Total Liabilities	(855,643)	(852,942)	(2,701)	-

	Total	$1,370,542,874	$521,991	$1,370,020,883	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 21.4%

Argentina - 0.4%

Rio Energy SA 6.875% due 02/01/25 ~	$1,400,000	$1,065,680
YPF SA
6.950% due 07/21/27 ~	700,000	624,225
7.000% due 12/15/47 ~	290,000	231,420
8.500% due 07/28/25 ~	1,305,000	1,285,425

		3,206,750

Azerbaijan - 0.7%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	2,900,000	3,258,872
State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	200,000	205,309
6.950% due 03/18/30 ~	1,460,000	1,647,245

		5,111,426

Bahrain - 0.1%

The Oil and Gas Holding Co BSCC 8.375% due 11/07/28 ~	960,000	1,076,736

Brazil - 1.7%

Banco do Brasil SA 4.625% due 01/15/25	990,000	980,357
Gol Finance Inc 7.000% due 01/31/25 ~	1,145,000	1,066,281
Minerva Luxembourg SA 6.500% due 09/20/26 ~	615,000	612,632
Petrobras Global Finance BV
6.850% due 06/05/15	2,115,000	2,053,559
6.875% due 01/20/40	1,690,000	1,729,293
8.750% due 05/23/26	1,995,000	2,364,075
Rumo Luxembourg SARL 5.875% due 01/18/25 ~	1,120,000	1,129,100
Vale Overseas Ltd
6.875% due 11/21/36	1,070,000	1,227,825
6.875% due 11/10/39	1,050,000	1,207,500
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	470,000	541,088

		12,911,710

Chile - 1.4%

Banco del Estado de Chile 3.875% due 02/08/22 ~	630,000	640,408
Corp Nacional del Cobre de Chile
4.250% due 07/17/42 ~	753,000	762,095
4.375% due 02/05/49 ~	1,223,000	1,243,241
4.500% due 08/01/47 ~	799,000	829,458
4.875% due 11/04/44 ~	1,915,000	2,101,381
5.625% due 10/18/43 ~	1,451,000	1,753,832
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~	870,000	861,272
4.500% due 09/14/47 ~	1,229,000	1,170,635
VTR Finance BV 6.875% due 01/15/24 ~	1,559,000	1,603,821

		10,966,143

China - 1.6%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	1,910,000	1,910,985
Central China Real Estate Ltd 8.750% due 01/23/21 ~	605,000	629,431
China Evergrande Group 7.500% due 06/28/23 ~	1,000,000	945,723
China SCE Group Holdings Ltd 5.875% due 03/10/22 ~	635,000	626,024

	Principal Amount	Value
CIFI Holdings Group Co Ltd 6.875% due 04/23/21 ~	$ 520,000	$ 532,541
Country Garden Holdings Co Ltd 4.750% due 01/17/23 ~	620,000	598,146
Logan Property Holdings Co Ltd 5.250% due 02/23/23 ~	650,000	622,209
Scenery Journey Ltd 11.000% due 11/06/20 ~	575,000	606,102
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	1,546,000	1,579,442
6.300% due 11/12/40 ~	635,000	809,124
Sinopec Group Overseas Development 2012 Ltd 4.875% due 05/17/42 ~	680,000	766,451
Sunac China Holdings Ltd 7.950% due 08/08/22 ~	1,060,000	1,084,073
Times China Holdings Ltd 6.250% due 01/17/21 ~	610,000	613,023
Yuzhou Properties Co Ltd 6.375% due 03/06/21 ~	1,085,000	1,088,907

		12,412,181

Colombia - 0.6%

Banco de Bogota SA 6.250% due 05/12/26 ~	390,000	422,175
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 3,198,000,000	1,020,933
Millicom International Cellular SA
5.125% due 01/15/28 ~	$1,245,000	1,201,425
6.000% due 03/15/25 ~	1,000,000	1,028,750
6.250% due 03/25/29 ~	400,000	407,924
6.625% due 10/15/26 ~	493,000	518,266

		4,599,473

Costa Rica - 0.1%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	1,050,000	1,059,581

Ecuador - 0.0%

EP PetroEcuador via Noble Sovereign Funding I Ltd 8.239% (USD LIBOR + 5.630%) due 09/24/19 § ~	364,211	367,397

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	930,000	997,790

India - 0.1%

Bharti Airtel Ltd 4.375% due 06/10/25 ~	1,110,000	1,094,832

Indonesia - 1.5%

P.T. Indonesia Asahan Aluminium Persero
5.710% due 11/15/23 ~	978,000	1,056,059
6.757% due 11/15/48 ~	846,000	976,445
P.T. Pertamina Persero
6.000% due 05/03/42 ~	4,072,000	4,432,075
6.500% due 11/07/48 ~	611,000	712,802
P.T. Perusahaan Listrik Negara
5.250% due 05/15/47 ~	633,000	629,697
5.500% due 11/22/21 ~	2,181,000	2,298,229
6.150% due 05/21/48 ~	1,318,000	1,472,355

		11,577,662

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value

Ireland - 0.1%

C&W Senior Financing DAC 7.500% due 10/15/26 ~	$510,000	$ 526,575

Israel - 0.3%

Teva Pharmaceutical Finance Netherlands III BV
2.800% due 07/21/23	1,635,000	1,460,291
6.750% due 03/01/28	1,000,000	1,009,809

		2,470,100

Jamaica - 0.2%

Digicel Ltd 6.000% due 04/15/21 ~	1,500,000	1,260,315

Kazakhstan - 1.0%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	2,277,000	2,297,552
Halyk Savings Bank of Kazakhstan JSC 5.500% due 12/21/22 ~	728,962	731,513
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	1,991,000	2,287,172
KazMunayGas National Co JSC
5.375% due 04/24/30 ~	1,277,000	1,341,998
6.375% due 10/24/48 ~	657,000	720,123

		7,378,358

Luxembourg - 0.3%

Altice Financing SA 7.500% due 05/15/26 ~	2,420,000	2,401,850

Malaysia - 0.2%

Petronas Capital Ltd 7.875% due 05/22/22 ~	460,000	525,692
Wakala Global Sukuk Bhd 4.646% due 07/06/21	865,000	898,796

		1,424,488

Mauritius - 0.1%

Liquid Telecommunications Financing PLC 8.500% due 07/13/22 ~	370,000	381,847

Mexico - 2.9%

Axtel SAB de CV 6.375% due 11/14/24 ~	1,100,000	1,103,795
BBVA Bancomer SA 5.125% due 01/18/33 ~	2,155,000	1,989,604
Cemex SAB de CV 7.750% due 04/16/26 ~	960,000	1,046,093
Comision Federal de Electricidad
4.875% due 01/15/24 ~	1,260,000	1,294,662
5.750% due 02/14/42 ~	1,345,000	1,365,175
8.180% due 12/23/27 ~	MXN 8,220,000	385,374
Mexichem SAB de CV 6.750% due 09/19/42 ~	$1,000,000	1,083,760
Petroleos Mexicanos
5.500% due 06/27/44	399,000	327,180
5.625% due 01/23/46	3,110,000	2,579,341
6.000% due 03/05/20	490,000	501,858
6.350% due 02/12/48	1,319,000	1,169,491
6.375% due 01/23/45	475,000	421,349
6.500% due 06/02/41	1,121,000	1,017,520
6.750% due 09/21/47	5,005,000	4,617,313

	Principal Amount	Value
6.875% due 08/04/26	$ 1,880,000	$ 1,964,224
7.190% due 09/12/24 ~	MXN 33,000,000	1,432,362

		22,299,101

Morocco - 0.1%

OCP SA 6.875% due 04/25/44 ~	$1,000,000	1,091,913

Oman - 0.1%

Oztel Holdings SPC Ltd 6.625% due 04/24/28 ~	400,000	391,149

Pakistan - 0.5%

The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	1,840,000	1,860,700
The Third Pakistan International Sukuk Co Ltd
5.500% due 10/13/21 ~	689,000	689,861
5.625% due 12/05/22 ~	1,036,000	1,030,820

		3,581,381

Paraguay - 0.3%

Telefonica Celular del Paraguay SA 5.875% due 04/15/27 ~	2,100,000	2,139,375

Peru - 0.5%

Banco de Credito del Peru 4.850% due 10/30/20 ~	PEN 3,131,000	943,740
Nexa Resources SA 5.375% due 05/04/27 ~	$1,340,000	1,380,870
Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 5.750% due 04/03/28 ~	600,000	626,100
Petroleos del Peru SA 5.625% due 06/19/47 ~	867,000	925,523

		3,876,233

Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	960,000	1,001,855
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	1,915,000	2,310,810

		3,312,665

Russia - 0.5%

Credit Bank of Moscow 5.875% due 11/07/21 ~	1,205,000	1,193,258
Koks OAO 7.500% due 05/04/22 ~	180,000	184,663
Russian Railways 5.700% due 04/05/22 ~	778,000	810,092
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	1,494,000	1,510,625

		3,698,638

Saudi Arabia - 0.1%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	785,000	794,499

Singapore - 0.2%

Puma International Financing SA 5.125% due 10/06/24 ~	1,900,000	1,721,039

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value

South Africa - 1.1%

Absa Group Ltd 6.250% due 04/25/28 ~	$ 1,090,000	$ 1,090,790
Eskom Holdings SOC Ltd
5.750% due 01/26/21 ~	1,501,000	1,483,176
6.750% due 08/06/23 ~	1,463,000	1,447,494
7.125% due 02/11/25 ~	2,670,000	2,646,709
8.450% due 08/10/28 ~	808,000	850,732
MTN Mauritius Investments Ltd 4.755% due 11/11/24 ~	1,150,000	1,095,071

		8,613,972

Turkey - 0.2%

Akbank TAS 5.000% due 10/24/22 ~	314,000	288,267
QNB Finansbank AS
4.875% due 05/19/22 ~	315,000	297,349
6.875% due 09/07/24 ~	470,000	453,491
Turkiye Is Bankasi 5.375% due 10/06/21 ~	630,000	586,002

		1,625,109

Ukraine - 0.5%

Metinvest BV 7.750% due 04/23/23 ~	850,000	833,948
8.500% due 04/23/26 ~	605,000	596,149
MHP Lux SA 6.950% due 04/03/26 ~	645,000	608,984
MHP SE 7.750% due 05/10/24 ~	660,000	667,880
Ukraine Railways 9.875% due 09/15/21 ~	336,500	338,421
Ukreximbank 9.750% due 01/22/25 ~	871,000	880,799

		3,926,181

United Kingdom - 0.8%

Standard Chartered Bank
6.625% due 05/17/33 ~	IDR 13,600,000,000	839,064
7.000% due 05/24/27 ~	34,179,000,000	2,316,323
8.250% due 05/19/36 ~	10,824,000,000	775,809
8.375% due 03/19/24 ~	4,364,000,000	321,673
8.375% due 03/17/34 ~	9,864,000,000	712,757
9.000% due 03/20/29 ~	3,534,000,000	270,611
10.500% due 08/19/30 ~	2,589,000,000	217,763
11.000% due 09/17/25 ~	8,000,000,000	661,663
12.800% due 06/17/21 ~	2,295,000,000	180,923

		6,296,586

Venezuela - 2.7%

Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	$1,432,000	338,668
8.500% due 10/27/20 Y ~	21,468,500	19,214,307
9.000% due 11/17/21 * Y ~	1,780,581	489,304
9.750% due 05/17/35 * Y ~	2,733,498	784,241
12.750% due 02/17/22 * Y ~	1,152,000	323,712

		21,150,232

Total Corporate Bonds & Notes (Cost $162,569,856)		165,743,287

SENIOR LOAN NOTES - 0.5%

United Arab Emirates - 0.5%

Dubai World Term B1 2.000% Cash or 1.750% PIK due 09/30/22	4,197,385	3,924,556

Total Senior Loan Notes (Cost $3,843,011)		3,924,556

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 73.9%

Angola - 0.6%

Angolan Government
8.250% due 05/09/28 ~	$ 1,648,000	$ 1,723,742
9.375% due 05/08/48 ~	1,334,000	1,445,923
9.500% due 11/12/25 ~	1,380,000	1,570,902

		4,740,567

Argentina - 2.6%

Argentina Bonar
44.503% (ARS Deposit + 2.000%) due 04/03/22 §	ARS 26,733,361	594,129
49.438% (ARS Deposit + 3.250%) due 03/01/20 §	23,200,000	532,725
Argentina POM Politica Monetaria 67.778% (ARS Reference + 0.000%) Due 06/21/20 §	36,229,295	933,777
Argentine Republic Government
5.875% due 01/11/28	$2,285,000	1,759,736
6.875% due 04/22/21	1,990,000	1,821,845
6.875% due 01/11/48	3,715,000	2,744,456
7.500% due 04/22/26	2,705,000	2,302,293
7.625% due 04/22/46	2,812,000	2,224,995
8.280% due 12/31/33	1,721,202	1,422,132
3.750% due 12/31/38 §	4,466,197	2,595,977
Argentina Treasury Bill 1.860% due 07/31/20	ARS 57,917,137	1,303,117
Autonomous City of Buenos Aires 42.415% (ARS Deposit + 3.250%) due 03/29/24 §	38,443,275	801,133
Provincia de Buenos Aires 45.740% (ARS Deposit + 3.750%) due 04/12/25 § ~	46,396,000	975,171

		20,011,486

Bahrain - 0.6%

Bahrain Government
7.000% due 10/12/28 ~	$2,325,000	2,501,723
7.500% due 09/20/47 ~	2,058,000	2,198,418

		4,700,141

Belarus - 1.3%

Republic of Belarus
6.200% due 02/28/30 ~	1,923,000	1,885,875
6.875% due 02/28/23 ~	4,402,000	4,625,401
7.625% due 06/29/27 ~	3,147,000	3,389,228

		9,900,504

Brazil - 8.3%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	988,000	994,847
Brazil Letras do Tesouro Nacional
6.530% due 01/01/20	BRL 31,167,000	7,588,394
7.389% due 07/01/21	113,568,000	24,699,049
7.687% due 01/01/22	5,150,000	1,072,258
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/27	57,389,000	15,569,479
10.000% due 01/01/29	10,870,000	2,965,212
Brazilian Government
2.625% due 01/05/23	$1,280,000	1,245,760
4.250% due 01/07/25	1,734,000	1,767,397
4.625% due 01/13/28	1,767,000	1,784,246
5.000% due 01/27/45	1,577,000	1,457,345
5.625% due 01/07/41	581,000	584,631
5.625% due 02/21/47	1,004,000	999,607
6.000% due 04/07/26	1,027,000	1,140,494
7.125% due 01/20/37	984,000	1,157,430
8.250% due 01/20/34	689,000	881,059

		63,907,208

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Chile - 3.0%

Bonos de la Tesoreria de la Republica en pesos
4.500% due 03/01/21	CLP 12,660,000,000	$ 18,991,313
4.500% due 03/01/26	755,000,000	1,147,556
5.000% due 03/01/35	1,455,000,000	2,309,603
Chile Government (Chile) 3.240% due 02/06/28	$500,000	509,750

		22,958,222

Colombia - 2.7%

Colombia Government
3.875% due 04/25/27	1,309,000	1,330,939
4.000% due 02/26/24	1,180,000	1,218,067
5.000% due 06/15/45	1,180,000	1,241,006
5.625% due 02/26/44	1,549,000	1,749,905
6.125% due 01/18/41	1,817,000	2,151,346
7.375% due 09/18/37	1,120,000	1,468,600
8.125% due 05/21/24	1,535,000	1,861,188
Colombian TES
6.000% due 04/28/28	COP 4,347,600,000	1,327,557
6.250% due 11/26/25	4,339,000,000	1,380,005
7.000% due 06/30/32	4,491,500,000	1,437,753
7.250% due 10/18/34	3,503,800,000	1,135,988
7.750% due 09/18/30	8,802,900,000	3,009,500
10.000% due 07/24/24	3,525,900,000	1,319,814

		20,631,668

Costa Rica - 0.1%

Costa Rica Government 5.625% due 04/30/43 ~	$660,000	562,320

Croatia - 1.0%

Croatia Government
6.000% due 01/26/24 ~	2,790,000	3,129,945
6.375% due 03/24/21 ~	1,934,000	2,053,649
6.625% due 07/14/20 ~	2,255,000	2,359,805

		7,543,399

Dominican Republic - 1.9%

Dominican Republic
5.500% due 01/27/25 ~	2,740,000	2,825,625
5.875% due 04/18/24 ~	1,779,000	1,867,950
6.000% due 07/19/28 ~	540,000	568,350
6.600% due 01/28/24 ~	1,125,000	1,216,406
6.850% due 01/27/45 ~	2,610,000	2,802,488
6.875% due 01/29/26 ~	2,770,000	3,050,462
7.450% due 04/30/44 ~	1,320,000	1,493,250
7.500% due 05/06/21 ~	1,010,000	1,050,400

		14,874,931

Ecuador - 7.7%

Ecuador Government
7.875% due 01/23/28 ~	4,572,000	4,365,117
7.950% due 06/20/24 ~	4,314,000	4,308,608
8.750% due 06/02/23 ~	4,313,000	4,534,041
8.875% due 10/23/27 ~	4,741,000	4,758,779
9.625% due 06/02/27 ~	3,270,000	3,413,062
9.650% due 12/13/26 ~	7,539,000	7,925,373
10.500% due 03/24/20 ~	13,544,000	14,258,446
10.750% due 03/28/22 ~	12,318,000	13,811,558
10.750% due 01/31/29 ~	1,970,000	2,177,343

		59,552,327

Egypt - 1.4%

Egypt Government
6.588% due 02/21/28 ~	2,373,000	2,330,609
7.500% due 01/31/27 ~	3,740,000	3,925,616

	Principal Amount	Value
7.600% due 03/01/29 ~	$ 800,000	$ 823,173
7.903% due 02/21/48 ~	1,157,000	1,125,380
8.500% due 01/31/47 ~	2,330,000	2,384,264
8.700% due 03/01/49 ~	300,000	312,760

		10,901,802

El Salvador - 1.0%

El Salvador Government
5.875% due 01/30/25 ~	938,000	914,550
6.375% due 01/18/27 ~	987,000	970,961
7.375% due 12/01/19 ~	510,000	516,056
7.625% due 02/01/41 ~	1,775,000	1,826,031
7.650% due 06/15/35 ~	510,000	531,038
8.250% due 04/10/32 ~	1,029,000	1,112,606
8.625% due 02/28/29 ~	1,580,000	1,751,825

		7,623,067

Ethiopia - 0.2%

Ethiopia International 6.625% due 12/11/24 ~	1,440,000	1,468,008

Gabon - 0.4%

Gabon Government 6.375% due 12/12/24 ~	3,197,300	3,071,864

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	1,300,000	1,377,675

Ghana - 0.7%

Ghana Government
7.625% due 05/16/29 ~	1,049,000	1,027,944
7.875% due 03/26/27 ~	692,000	699,979
8.125% due 01/18/26 ~	570,000	586,388
8.125% due 03/26/32 ~	950,000	947,910
8.627% due 06/16/49 ~	1,770,000	1,731,326
8.950% due 03/26/51 ~	650,000	653,175

		5,646,722

Hungary - 1.2%

Hungary Government
5.375% due 02/21/23	3,264,000	3,527,454
5.375% due 03/25/24	1,688,000	1,852,784
5.750% due 11/22/23	2,976,000	3,296,245
7.625% due 03/29/41	422,000	628,059

		9,304,542

India - 2.3%

Export-Import Bank of India
3.375% due 08/05/26 ~	680,000	656,020
4.000% due 01/14/23 ~	1,180,000	1,201,227
India Government
7.170% due 01/08/28	INR 300,000,000	4,258,051
7.370% due 04/16/23	509,270,000	7,517,362
7.590% due 01/11/26	150,000,000	2,200,469
7.720% due 05/25/25	145,000,000	2,151,610

		17,984,739

Indonesia - 4.7%

Indonesia Government
4.750% due 07/18/47 ~	$842,000	863,794
5.125% due 01/15/45 ~	2,328,000	2,482,298
5.250% due 01/17/42 ~	863,000	930,516
5.250% due 01/08/47 ~	1,332,000	1,445,361
5.950% due 01/08/46 ~	1,934,000	2,283,594
Indonesia Treasury
5.625% due 05/15/23	IDR 71,379,000,000	4,768,859
6.125% due 05/15/28	46,292,000,000	2,950,790

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
6.625% due 05/15/33	IDR 24,564,000,000	$ 1,515,499
7.000% due 05/15/27	31,964,000,000	2,166,212
7.500% due 08/15/32	31,812,000,000	2,144,830
7.500% due 05/15/38	2,751,000,000	182,410
8.250% due 07/15/21	18,773,000,000	1,362,110
8.250% due 05/15/29	43,602,000,000	3,206,155
8.250% due 05/15/36	15,719,000,000	1,126,657
8.375% due 03/15/24	48,397,000,000	3,567,376
8.375% due 09/15/26	50,295,000,000	3,714,731
Perusahaan Penerbit SBSN Indonesia III
4.325% due 05/28/25 ~	$680,000	700,400
4.550% due 03/29/26 ~	1,199,000	1,248,459

		36,660,051

Iraq - 0.1%

Iraq Government 5.800% due 01/15/28 ~	500,000	481,356

Ivory Coast - 0.8%

Ivory Coast Government
5.750% due 12/31/32 § ~	5,616,430	5,336,704
6.375% due 03/03/28 ~	720,000	703,505

		6,040,209

Jamaica - 0.2%

Jamaica Government
6.750% due 04/28/28	580,000	646,700
7.875% due 07/28/45	910,000	1,092,000

		1,738,700

Jordan - 0.1%

Jordan Government 5.750% due 01/31/27 ~	800,000	785,727

Kazakhstan - 0.3%

Kazakhstan Government 6.500% due 07/21/45 ~	1,860,000	2,391,979

Kenya - 0.2%

Kenya Government 8.250% due 02/28/48 ~	1,238,000	1,257,352

Lebanon - 2.0%

Lebanon Government
5.450% due 11/28/19 ~	1,907,000	1,866,667
6.000% due 01/27/23 ~	564,000	483,190
6.100% due 10/04/22 ~	4,874,000	4,245,644
6.375% due 03/09/20	1,590,000	1,539,432
6.600% due 11/27/26 ~	939,000	755,596
6.850% due 03/23/27 ~	1,285,000	1,038,867
7.000% due 03/23/32 ~	1,564,000	1,223,377
7.250% due 03/23/37 ~	534,000	412,543
8.250% due 04/12/21 ~	4,213,000	3,954,954

		15,520,270

Malaysia - 1.3%

Malaysia Government
3.659% due 10/15/20	MYR 30,605,000	7,531,566
3.844% due 04/15/33	553,000	131,793
3.882% due 03/10/22	1,170,000	290,498
4.181% due 07/15/24	1,281,000	321,406
4.232% due 06/30/31	1,769,000	442,151
4.498% due 04/15/30	3,533,000	908,808
4.642% due 11/07/33	1,166,000	302,154

		9,928,376

	Principal Amount	Value
Mexico - 1.2%

Mexican Bonos
6.500% due 06/09/22	MXN 60,880,000	$ 3,023,636
7.500% due 06/03/27	10,140,000	506,351
8.500% due 05/31/29	10,470,000	554,930
10.000% due 12/05/24	22,490,000	1,273,108
Mexico Government
4.350% due 01/15/47	$745,000	699,369
4.750% due 03/08/44	774,000	762,003
5.550% due 01/21/45	928,000	1,018,712
5.750% due 10/12/10	1,026,000	1,053,958
6.050% due 01/11/40	570,000	651,225

		9,543,292

Mongolia - 0.1%

Development Bank of Mongolia LLC 7.250% due 10/23/23	493,000	512,045
Mongolia Government 5.625% due 05/01/23 ~	433,000	438,390

		950,435

Morocco - 0.4%

Morocco Government
4.250% due 12/11/22 ~	2,510,000	2,565,343
5.500% due 12/11/42 ~	333,000	358,034

		2,923,377

Nigeria - 0.5%

Nigeria Government
6.500% due 11/28/27 ~	1,567,000	1,552,572
7.625% due 11/28/47 ~	1,030,000	1,004,738
7.696% due 02/23/38 ~	951,000	946,077
9.248% due 01/21/49 ~	620,000	689,171

		4,192,558

Oman - 0.6%

Oman Government
4.750% due 06/15/26 ~	207,000	189,621
6.500% due 03/08/47 ~	2,338,000	2,052,598
6.750% due 01/17/48 ~	2,701,000	2,406,388

		4,648,607

Pakistan - 1.3%

Pakistan Government
6.875% due 12/05/27 ~	3,365,000	3,331,350
7.250% due 04/15/19 ~	2,296,000	2,294,163
8.250% due 04/15/24 ~	2,824,000	3,021,680
8.250% due 09/30/25 ~	1,368,000	1,467,180

		10,114,373

Panama - 0.9%

Panama Government
4.000% due 09/22/24	730,000	764,310
4.300% due 04/29/53	1,380,000	1,413,189
4.500% due 05/15/47	670,000	709,162
6.700% due 01/26/36	1,264,000	1,655,840
7.125% due 01/29/26	335,000	409,956
8.875% due 09/30/27	710,000	985,906
9.375% due 04/01/29	733,000	1,073,112

		7,011,475

Paraguay - 0.2%

Paraguay Government
4.625% due 01/25/23 ~	860,000	889,408
4.700% due 03/27/27 ~	530,000	553,381

		1,442,789

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Peru - 2.2%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 2,074,000	$ 676,090
Peru Government
5.940% due 02/12/29 ~	5,712,000	1,814,617
6.150% due 08/12/32 ~	1,721,000	546,536
Peruvian Government
5.625% due 11/18/50	$3,264,000	4,195,872
6.900% due 08/12/37 ~	PEN 8,123,000	2,750,881
7.350% due 07/21/25	$2,567,000	3,236,987
8.750% due 11/21/33	2,452,000	3,849,640

		17,070,623

Philippines - 1.1%

Philippine Government
3.900% due 11/26/22	PHP 19,000,000	350,941
4.950% due 01/15/21	9,000,000	171,739
6.250% due 01/14/36	8,000,000	165,530
6.375% due 10/23/34	$1,289,000	1,721,474
7.750% due 01/14/31	1,570,000	2,210,926
9.500% due 02/02/30	1,765,000	2,726,072
10.625% due 03/16/25	760,000	1,082,067

		8,428,749

Qatar - 0.9%

Qatar Government
4.000% due 03/14/29 ~	1,898,000	1,959,080
4.817% due 03/14/49 ~	2,188,000	2,306,222
5.103% due 04/23/48 ~	2,228,000	2,445,230

		6,710,532

Romania - 0.5%

Romanian Government
4.375% due 08/22/23 ~	3,112,000	3,230,041
6.125% due 01/22/44 ~	290,000	332,964

		3,563,005

Russia - 2.1%

Russian Federal
4.250% due 06/23/27 ~	800,000	798,663
4.375% due 03/21/29 ~	1,800,000	1,782,090
5.250% due 06/23/47 ~	2,000,000	2,011,900
7.050% due 01/19/28	RUB 139,655,000	1,986,596
7.400% due 12/07/22	21,907,000	330,860
7.500% due 08/18/21	311,483,000	4,732,890
7.750% due 09/16/26	204,718,000	3,063,828
8.500% due 09/17/31	107,786,000	1,674,153

		16,380,980

Saudi Arabia - 0.5%

Saudi Government
4.375% due 04/16/29 ~	$890,000	929,050
5.000% due 04/17/49 ~	790,000	819,823
5.250% due 01/16/50 ~	1,850,000	1,977,400

		3,726,273

Senegal - 0.3%

Senegal Government
6.250% due 05/23/33 ~	1,290,000	1,241,955
6.750% due 03/13/48 ~	1,249,000	1,155,950

		2,397,905

South Africa - 4.5%

Republic of South Africa Government
4.300% due 10/12/28	3,580,000	3,348,911
4.875% due 04/14/26	1,390,000	1,380,376
5.000% due 10/12/46	1,430,000	1,275,531
5.650% due 09/27/47	2,180,000	2,082,652
5.875% due 06/22/30	1,409,000	1,445,627

	Principal Amount	Value
6.250% due 03/31/36	ZAR 4,440,000	$ 223,636
6.500% due 02/28/41	53,792,000	2,641,554
7.000% due 02/28/31	90,126,010	5,237,818
8.000% due 01/31/30	33,892,537	2,166,780
8.250% due 03/31/32	35,385,000	2,251,463
8.500% due 01/31/37	3,160,000	196,793
8.750% due 01/31/44	38,309,538	2,405,450
8.750% due 02/28/48	49,746,689	3,114,006
8.875% due 02/28/35	54,192,000	3,539,987
9.000% due 01/31/40	32,570,000	2,102,807
10.500% due 12/21/26	22,574,882	1,727,136

		35,140,527

Sri Lanka - 0.5%

Sri Lanka Government
6.200% due 05/11/27 ~	$1,156,000	1,112,379
6.750% due 04/18/28 ~	200,000	197,988
6.825% due 07/18/26 ~	646,000	649,350
7.850% due 03/14/29 ~	1,512,000	1,582,010

		3,541,727

Suriname - 0.2%

Republic of Suriname 9.250% due 10/26/26 ~	1,161,000	1,145,327

Thailand - 1.9%

Thailand Government
1.875% due 06/17/22	THB 186,318,000	5,871,862
2.000% due 12/17/22	4,000	126
2.125% due 12/17/26	36,222,000	1,125,669
2.400% due 12/17/23	46,100,000	1,473,834
2.875% due 12/17/28	34,032,000	1,113,148
2.875% due 06/17/46	4,297,000	127,192
3.300% due 06/17/38	43,824,000	1,450,427
3.400% due 06/17/36	43,936,000	1,490,780
3.775% due 06/25/32	65,566,000	2,306,188

		14,959,226

Turkey - 1.5%

Turkey Government
3.000% due 02/23/22 ^	TRY 2,533,503	427,590
3.250% due 03/23/23	$700,000	621,367
4.875% due 04/16/43	2,558,000	1,900,891
5.625% due 03/30/21	352,000	348,456
5.750% due 03/22/24	970,000	919,987
5.750% due 05/11/47	1,240,000	988,125
6.000% due 03/25/27	600,000	550,046
6.000% due 01/14/41	542,000	446,772
6.125% due 10/24/28	1,243,000	1,133,361
6.250% due 09/26/22	620,000	613,155
6.750% due 05/30/40	645,000	573,258
6.875% due 03/17/36	376,000	343,412
7.000% due 06/05/20	571,000	577,496
7.375% due 02/05/25	1,255,000	1,262,850
10.700% due 08/17/22	TRY 7,494,000	997,318

		11,704,084

Ukraine - 2.0%

Ukraine Government
7.375% due 09/25/32 ~	$6,973,000	6,232,049
7.750% due 09/01/22 ~	453,000	449,439
7.750% due 09/01/23 ~	1,529,000	1,491,524
7.750% due 09/01/24 ~	607,000	586,187
7.750% due 09/01/25 ~	2,763,000	2,639,621
7.750% due 09/01/26 ~	989,000	931,960
7.750% due 09/01/27 ~	1,106,000	1,034,663
8.994% due 02/01/24 ~	909,000	915,071
9.750% due 11/01/28 ~	1,590,000	1,642,868

		15,923,382

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Uruguay - 1.1%

Uruguay Government
4.125% due 11/20/45	$ 933,086	$ 914,424
4.975% due 04/20/55	2,479,894	2,591,489
5.100% due 06/18/50	805,000	858,331
7.625% due 03/21/36	1,093,000	1,509,706
7.875% due 01/15/33	1,467,000	2,041,881
8.500% due 03/15/28 ~	UYU 16,230,000	424,126
9.875% due 06/20/22 ~	9,738,000	289,545

		8,629,502

Venezuela - 1.7%

Venezuela Government
7.750% due 10/13/19 * Y ~	$1,253,000	364,936
8.250% due 10/13/24 * Y ~	2,454,900	739,539
9.000% due 05/07/23 * Y ~	1,076,000	326,835
9.250% due 09/15/27 * Y ~	3,397,000	1,087,040
9.250% due 05/07/28 * Y ~	1,772,000	529,385
11.750% due 10/21/26 * Y ~	10,749,400	3,412,934
11.950% due 08/05/31 * Y ~	18,257,100	5,659,701
12.750% due 08/23/22 * Y ~	2,224,000	672,760

		12,793,130

Vietnam - 0.5%

Vietnam Government
4.800% due 11/19/24 ~	1,606,000	1,684,419
6.750% due 01/29/20 ~	1,965,000	2,022,712

		3,707,131

Zambia - 0.3%

Zambia Government
5.375% due 09/20/22 ~	200,000	143,958
8.500% due 04/14/24 ~	650,000	479,505
8.970% due 07/30/27 ~	2,678,000	1,966,991

		2,590,454

Total Foreign Government Bonds & Notes (Cost $583,059,674)		570,804,675

	Principal Amount	Value

SHORT-TERM INVESTMENTS - 2.4%

Foreign Government Issues - 0.5%

Egypt Treasury Bills
18.101% due 07/16/19	EGP 10,325,000	$ 572,651
18.149% due 07/30/19	11,550,000	636,634
18.150% due 08/13/19	16,975,000	929,907
18.171% due 10/22/19	34,275,000	1,821,739

		3,960,931

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $14,736,340; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $15,034,978)	$14,735,726	14,735,726

Total Short-Term Investments (Cost $18,585,445)		18,696,657

TOTAL INVESTMENTS - 98.2% (Cost $768,057,986)		759,169,175

DERIVATIVES - (0.1%)
(See Notes (b) through (c) in Notes to Schedule of Investments)		(540,590)

OTHER ASSETS & LIABILITIES, NET - 1.9%		14,792,373

NET ASSETS - 100.0%		$773,420,958

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $33,943,362 or 4.4% of the Fund’s net assets were in default as of March 31, 2019.

(b)	Forward foreign currency contracts outstanding as of March 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
ARS	39,579,250	USD	961,269	04/19	BNP	$-	($67,526)
ARS	108,530,400	USD	2,640,000	04/19	GSC	-	(170,316)
ARS	18,857,250	USD	442,814	04/19	HSB	-	(23,188)
BRL	1,499,745	USD	384,876	04/19	BSC	-	(1,833)
BRL	41,569,895	USD	10,667,974	04/19	DUB	-	(50,815)
BRL	109,060,780	USD	29,060,942	04/19	MER	-	(1,206,272)
BRL	16,207,800	USD	4,200,000	04/19	MSC	-	(60,447)
BRL	61,813,747	USD	15,863,101	04/19	SCB	-	(75,561)
BRL	10,192,596	USD	2,615,599	05/19	MER	-	(17,541)
CLP	9,927,749,295	USD	14,733,533	04/19	CSF	-	(144,130)
CNH	4,483,234	USD	662,719	04/19	BNP	4,105	-
CNH	55,069,277	USD	8,130,281	04/19	HSB	60,567	-
CNH	31,527,697	USD	4,693,368	05/19	BNP	-	(4,428)
CNY	123,993,830	USD	18,535,590	04/19	BNP	-	(83,668)
COP	45,879,354,375	USD	14,630,814	04/19	CSF	-	(264,460)
CZK	20,658,509	USD	899,330	04/19	JPM	-	(856)
CZK	400,253,493	USD	17,787,265	05/19	MER	-	(365,771)
CZK	91,466,850	USD	4,032,681	07/19	SCB	-	(44,929)
HUF	2,208,760,000	USD	7,919,683	04/19	BNP	-	(190,267)
HUF	2,078,010,541	USD	7,479,970	05/19	HSB	-	(191,681)
HUF	1,877,903,451	USD	6,852,974	06/19	MER	-	(253,107)
ILS	15,351,311	USD	4,183,489	04/19	SCB	50,338	-
INR	312,470,758	USD	4,359,164	04/19	BNP	125,009	-
INR	345,777,434	USD	4,777,911	04/19	SCB	184,235	-
INR	169,573,315	USD	2,399,000	05/19	ANZ	24,587	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
INR	229,369,785	USD	3,239,000	05/19	BRC	$ 39,214	$ -
KRW	31,430,182,037	USD	27,898,510	04/19	BNP	-	(244,527)
MXN	78,699,580	USD	4,045,894	04/19	BNP	-	(9,598)
MXN	758,443,427	USD	38,987,505	04/19	BSC	-	(88,924)
MXN	30,609,453	USD	1,573,487	04/19	HSB	-	(3,608)
MYR	2,106,500	USD	518,600	04/19	DUB	-	(2,416)
PEN	10,751,606	USD	3,212,503	04/19	CSF	22,782	-
PEN	6,115,803	USD	1,852,881	04/19	DUB	-	(12,563)
PHP	149,685,580	USD	2,838,179	04/19	HSB	-	(4,835)
PLN	50,339,582	USD	13,264,362	04/19	DUB	-	(141,577)
PLN	20,095,236	USD	5,328,747	04/19	GSC	-	(90,215)
PLN	22,419,872	USD	5,888,909	05/19	DUB	-	(38,577)
PLN	23,334,969	USD	6,133,840	05/19	HSB	-	(44,719)
PLN	50,339,582	USD	13,293,436	06/19	BNP	-	(146,359)
RON	23,959,640	USD	5,707,938	04/19	BNP	-	(83,976)
RON	3,093,522	USD	735,000	04/19	CIT	-	(8,869)
RON	15,765,938	USD	3,745,234	05/19	BNP	-	(48,549)
RON	15,698,671	USD	3,727,572	06/19	JPM	-	(50,328)
RUB	28,861,675	USD	434,782	04/19	CSF	3,052	-
RUB	782,623,898	USD	11,678,339	04/19	GSC	194,121	-
RUB	248,735,823	USD	3,729,423	04/19	MSC	43,918	-
RUB	1,081,675,216	USD	16,375,372	05/19	HSB	-	(28,529)
SGD	28,856,286	USD	21,273,559	04/19	HSB	30,119	-
THB	144,685,722	USD	4,644,061	04/19	CIT	-	(81,656)
THB	329,817,000	USD	10,583,779	04/19	GSC	-	(183,589)
TRY	8,187,214	USD	1,457,361	04/19	DUB	-	(37,757)
TRY	116,323,529	USD	20,575,489	04/19	JPM	-	(405,815)
TRY	4,106,061	USD	733,711	04/19	MSC	-	(21,750)
TRY	830,330	USD	145,905	05/19	JPM	-	(5,227)
TWD	514,293,864	USD	16,761,525	04/19	HSB	-	(82,743)
USD	1,528,390	ARS	64,055,167	04/19	BNP	76,195	-
USD	4,829,150	ARS	209,396,223	04/19	CSF	105,326	-
USD	390,000	BRL	1,499,745	04/19	BSC	6,958	-
USD	10,699,000	BRL	41,569,895	04/19	DUB	81,841	-
USD	27,992,490	BRL	109,060,780	04/19	MER	137,821	-
USD	4,159,366	BRL	16,207,800	04/19	MSC	19,812	-
USD	17,596,717	BRL	61,813,747	04/19	SCB	1,809,176	-
USD	1,117,350	BRL	4,364,369	05/19	BNP	4,887	-
USD	1,493,270	BRL	5,879,228	05/19	DUB	-	(5,325)
USD	502,000	BRL	1,945,099	05/19	GSC	6,201	-
USD	1,400,310	BRL	5,485,584	05/19	MER	2,053	-
USD	14,978,201	BRL	59,421,520	12/19	BNP	105,568	-
USD	4,331,400	CLP	2,884,586,480	04/19	BNP	92,333	-
USD	8,401,000	CLP	5,561,273,993	04/19	CSF	228,385	-
USD	16,375,737	CLP	10,906,077,169	04/19	GSC	348,625	-
USD	710,000	CLP	476,339,000	04/19	MER	9,992	-
USD	2,871,000	CNH	19,347,032	04/19	HSB	-	(6,622)
USD	2,929,100	CNH	19,757,079	04/19	SCB	-	(9,512)
USD	435,000	COP	1,353,726,264	04/19	BNP	11,103	-
USD	6,280,000	COP	19,921,730,000	04/19	DUB	41,843	-
USD	2,841,000	COP	8,871,274,150	04/19	GSC	63,109	-
USD	893,000	COP	2,804,020,000	04/19	HSB	14,968	-
USD	395,000	COP	1,238,720,000	04/19	MER	7,115	-
USD	737,000	CZK	16,831,436	04/19	BNP	4,972	-
USD	5,839,300	CZK	132,564,252	04/19	CIT	73,852	-
USD	1,040,000	CZK	23,727,600	04/19	HSB	8,046	-
USD	5,622,400	HUF	1,561,387,708	04/19	DUB	158,422	-
USD	1,665,000	HUF	466,489,710	04/19	HSB	32,549	-
USD	970,000	IDR	13,930,655,000	04/19	BNP	-	(3,439)
USD	3,378,164	IDR	47,817,918,043	04/19	JPM	36,769	-
USD	4,643,000	IDR	66,882,866,000	05/19	BNP	-	(6,425)
USD	3,252,568	IDR	46,593,105,636	05/19	GSC	13,604	-
USD	901,040	IDR	12,950,646,483	05/19	JPM	763	-
USD	1,138,264	IDR	16,391,000,000	05/19	SCB	-	(1,172)
USD	1,054,900	ILS	3,804,631	04/19	CIT	5,599	-
USD	475,000	ILS	1,715,676	04/19	MER	1,824	-
USD	671,533	INR	48,377,474	04/19	BNP	-	(22,718)
USD	387,000	INR	26,809,812	04/19	BRC	2,261	-
USD	9,918,659	INR	687,491,445	04/19	GSC	52,681	-
USD	1,080,000	INR	75,708,000	04/19	HSB	-	(6,462)
USD	2,558,000	INR	184,871,776	05/19	DUB	-	(84,237)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	2,557,000	INR	184,359,700	05/19	GSC	$ -	( $ 77,918)
USD	987,000	KRW	1,116,790,500	04/19	ANZ	4,387	-
USD	645,000	KRW	719,839,350	04/19	BRC	11,646	-
USD	1,525,000	KRW	1,720,200,000	04/19	HSB	11,475	-
USD	6,903,400	KRW	7,828,400,373	04/19	MSC	15,548	-
USD	469,000	MXN	8,966,968	04/19	BNP	9,108	-
USD	3,870,000	MXN	74,482,020	04/19	BSC	50,012	-
USD	5,665,000	MXN	111,308,186	04/19	DUB	-	(43,706)
USD	1,635,380	MXN	31,763,986	04/19	DUB	6,288	-
USD	598,000	MXN	11,583,836	04/19	GSC	3,895	-
USD	1,057,018	MXN	20,419,055	04/19	HSB	9,778	-
USD	5,075,000	MXN	99,441,073	04/19	MER	-	(25,073)
USD	2,350,000	MXN	45,727,950	04/19	MER	4,733	-
USD	9,574,200	MXN	185,349,868	04/19	SCB	68,090	-
USD	686,000	MYR	2,796,479	04/19	DUB	742	-
USD	2,785,600	PEN	9,200,280	04/19	GSC	17,127	-
USD	1,274,000	PEN	4,226,495	04/19	MER	2,198	-
USD	13,165,400	PLN	50,084,343	04/19	BNP	109,151	-
USD	505,000	PLN	1,924,539	04/19	CIT	3,301	-
USD	464,000	PLN	1,756,261	04/19	DUB	6,169	-
USD	3,059,300	RON	12,917,408	04/19	DUB	27,242	-
USD	1,025,000	RON	4,337,185	04/19	HSB	6,948	-
USD	1,815,210	RON	7,483,203	04/19	ING	58,704	-
USD	1,970,000	RUB	131,020,760	04/19	GSC	-	(17,594)
USD	2,773,900	RUB	184,417,194	04/19	HSB	-	(23,722)
USD	5,883,643	RUB	381,030,582	04/19	HSB	103,381	-
USD	2,998,700	RUB	199,410,551	04/19	MSC	-	(26,373)
USD	464,000	RUB	29,864,061	04/19	MSC	10,960	-
USD	5,736,900	RUB	377,679,687	04/19	SCB	7,472	-
USD	1,250,000	SGD	1,694,714	04/19	BNP	-	(1,153)
USD	455,000	SGD	613,347	04/19	BNP	2,186	-
USD	5,223,100	SGD	7,070,995	04/19	GSC	2,809	-
USD	791,000	SGD	1,075,681	04/19	HSB	-	(3,141)
USD	1,995,000	THB	63,149,730	04/19	BNP	3,686	-
USD	3,340,000	THB	105,963,504	04/19	MSC	-	(1,370)
USD	875,000	THB	27,350,138	04/19	MSC	12,562	-
USD	429,682	TRY	2,527,176	04/19	BNP	-	(8,512)
USD	6,154,600	TRY	34,515,077	04/19	BNP	169,931	-
USD	514,000	TRY	3,036,198	04/19	BRC	-	(12,455)
USD	1,382,000	TRY	7,785,221	04/19	HSB	32,098	-
USD	1,390,000	TRY	7,775,799	04/19	MER	41,732	-
USD	695,000	TWD	21,299,665	04/19	BNP	4,242	-
USD	4,081,200	TWD	125,798,909	04/19	GSC	1,485	-
USD	1,320,000	TWD	40,708,800	04/19	HSB	-	(205)
USD	824,000	ZAR	12,020,512	04/19	BNP	-	(6,308)
USD	8,784,700	ZAR	127,491,534	04/19	CIT	-	(21,683)
USD	6,318,533	ZAR	88,101,201	04/19	HSB	233,008	-
USD	812,085	ZAR	11,776,851	04/19	MER	-	(1,393)
USD	3,317,059	ZAR	46,262,307	04/19	MER	121,523	-
USD	1,292,153	ZAR	18,784,549	05/19	DUB	-	(598)
ZAR	13,225,395	USD	924,957	04/19	BRC	-	(11,423)
ZAR	11,317,045	USD	799,540	04/19	CIT	-	(17,824)
ZAR	48,063,714	USD	3,301,241	04/19	CIT	18,725	-
ZAR	85,162,321	USD	5,915,192	04/19	DUB	-	(32,668)
ZAR	25,736,079	USD	1,817,000	04/19	GSC	-	(39,300)
ZAR	29,932,506	USD	2,231,055	04/19	HSB	-	(163,490)
ZAR	36,824,714	USD	2,596,000	04/19	MER	-	(52,360)

Total Forward Foreign Currency Contracts						$5,539,042	($5,817,683)

(c)	Swap agreements outstanding as of March 31, 2019 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.390%	6-Month PLN-WIBOR	A/S	LCH	03/28/23	PLN 11,000,000	$57,158	$-	$57,158
8.156%	28-Day MXN TIIE	L/L	CME	12/13/23	MXN 733,000,000	523,249	-	523,249

						$580,407	$	$580,407

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.069%	6-Month CZK-PRIBOR	A/S	LCH	09/19/23	CZK 144,732,000	($129,752)	$-	($129,752)
6.600%	6-Month INR-MIBOR	S/S	LCH	12/13/23	INR 900,000,000	(451,761)	-	(451,761)
8.255%	28-Day MXN TIIE	L/L	CME	12/06/28	MXN 155,000,000	(86,721)	-	(86,721)
8.410%	28-Day MXN TIIE	L/L	CME	12/06/28	155,000,000	(174,122)	-	(174,122)

						($842,356)	$-	($842,356)

Total Interest Rate Swaps						($261,949)	$-	($261,949)

Total Swap Agreements						($261,949)	$-	($261,949)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$165,743,287	$-	$165,743,287	$-
	Senior Loan Notes	3,924,556	-	3,924,556	-
	Foreign Government Bonds & Notes	570,804,675	-	570,804,675	-
	Short-Term Investments	18,696,657	-	18,696,657	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	5,539,042	-	5,539,042	-
	Interest Rate Contracts
	Swaps	580,407	-	580,407	-

	Total Asset - Derivatives	6,119,449	-	6,119,449	-

	Total Assets	765,288,624	-	765,288,624	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(5,817,683)	-	(5,817,683)	-
	Interest Rate Contracts
	Swaps	(842,356)	-	(842,356)	-

	Total Liabilities - Derivatives	(6,660,039)	-	(6,660,039)	-

	Total Liabilities	(6,660,039)	-	(6,660,039)	-

	Total	$758,628,585	$-	$758,628,585	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.4%

Basic Materials - 2.1%

CF Industries Holdings Inc	166,692	$6,814,369
International Paper Co	338,124	15,644,997

		22,459,366

Communications - 8.2%

AT&T Inc	281,437	8,825,864
CBS Corp ‘B’	152,888	7,266,767
Charter Communications Inc ‘A’ *	30,991	10,751,088
Cisco Systems Inc	480,917	25,964,709
Comcast Corp ‘A’	266,235	10,644,075
eBay Inc	454,577	16,882,990
Vodafone Group PLC (United Kingdom)	3,075,170	5,603,723

		85,939,216

Consumer, Cyclical - 4.8%

Advance Auto Parts Inc	31,409	5,356,177
Carnival Corp	367,223	18,625,550
General Motors Co	547,777	20,322,527
The Gap Inc	255,115	6,678,911

		50,983,165

Consumer, Non-Cyclical - 20.5%

Allergan PLC	111,229	16,285,038
Altria Group Inc	215,974	12,403,387
Anthem Inc	68,887	19,769,191
Archer-Daniels-Midland Co	195,124	8,415,698
Bristol-Myers Squibb Co	96,983	4,627,059
Bunge Ltd	81,414	4,320,641
Cardinal Health Inc	166,234	8,004,167
CVS Health Corp	143,005	7,712,260
Danone SA (France)	120,352	9,267,217
Gilead Sciences Inc	177,664	11,549,937
Kimberly-Clark Corp	142,668	17,676,565
McKesson Corp	63,384	7,419,731
Medtronic PLC	116,365	10,598,524
Merck & Co Inc	71,365	5,935,427
Mylan NV *	319,365	9,050,804
Novartis AG (Switzerland)	139,842	13,441,536
Pfizer Inc	176,789	7,508,229
Philip Morris International Inc	177,120	15,655,637
Reckitt Benckiser Group PLC (United Kingdom)	138,326	11,511,847
Sanofi ADR (France)	328,844	14,561,212

		215,714,107

Energy - 18.1%

Anadarko Petroleum Corp	130,391	5,930,183
BP PLC ADR (United Kingdom)	499,221	21,825,942
Canadian Natural Resources Ltd (TSE) (Canada)	346,126	9,503,022
Chevron Corp	176,280	21,714,170
Devon Energy Corp	507,218	16,007,800
Encana Corp (NYSE) (Canada)	912,761	6,608,390
Exxon Mobil Corp	34,552	2,791,801
Halliburton Co	218,574	6,404,218
Hess Corp	266,803	16,069,545
Marathon Oil Corp	1,117,228	18,668,880
Noble Energy Inc	377,196	9,328,057
Occidental Petroleum Corp	138,281	9,154,202
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	379,913	23,778,755
Suncor Energy Inc (NYSE) (Canada)	696,787	22,596,802

		190,381,767

Financial - 27.9%

Ally Financial Inc	333,250	9,161,042
American International Group Inc	545,652	23,495,775

	Shares	Value
Bank of America Corp	1,647,502	$45,454,580
Citigroup Inc	809,254	50,351,784
Citizens Financial Group Inc	341,022	11,083,215
Fifth Third Bancorp	538,486	13,580,617
JPMorgan Chase & Co	348,344	35,262,863
MetLife Inc	324,303	13,805,579
Morgan Stanley	403,923	17,045,551
State Street Corp	222,714	14,656,808
The Allstate Corp	112,822	10,625,576
The Bank of New York Mellon Corp	257,361	12,978,715
The Goldman Sachs Group Inc	55,915	10,735,121
The PNC Financial Services Group Inc	92,886	11,393,397
Wells Fargo & Co	301,122	14,550,215

		294,180,838

Industrial - 6.6%

Arconic Inc	309,947	5,923,087
Caterpillar Inc	35,647	4,829,812
Eaton Corp PLC	168,868	13,604,006
Emerson Electric Co	110,724	7,581,273
General Electric Co	369,108	3,687,389
Ingersoll-Rand PLC	70,160	7,573,772
Johnson Controls International PLC	510,297	18,850,371
Textron Inc	148,061	7,500,770

		69,550,480

Technology - 6.2%

Cognizant Technology Solutions Corp ‘A’	160,239	11,609,316
Intel Corp	371,640	19,957,068
Microsoft Corp	139,749	16,481,997
NetApp Inc	31,042	2,152,452
QUALCOMM Inc	265,356	15,133,253

		65,334,086

Total Common Stocks (Cost $901,929,431)		994,543,025

CLOSED-END MUTUAL FUND - 0.5%

Altaba Inc *	64,164	4,755,836

Total Closed-End Mutual Fund (Cost $2,741,096)		4,755,836

	Principal Amount

SHORT-TERM INVESTMENT - 4.7%

Repurchase Agreement - 4.7%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $49,439,464; collateralized by U.S. Treasury Notes: 2.000% due 11/30/22 and value $50,430,018)	$49,437,404	49,437,404

Total Short-Term Investment (Cost $49,437,404)		49,437,404

TOTAL INVESTMENTS - 99.6% (Cost $954,107,931)		1,048,736,265

DERIVATIVES - 0.0%
(See Note (b) in Notes to Schedule of Investments)		484,800

OTHER ASSETS & LIABILITIES, NET - 0.4%		3,948,078

NET ASSETS - 100.0%		$1,053,169,143

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of March 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CAD	737,617	USD	551,144	04/19	GSC	$978	$-
GBP	436,531	USD	576,754	04/19	GSC	-	(7,904)
USD	5,832,769	CAD	7,778,388	04/19	GSC	10,474	-
USD	10,958,032	CAD	14,598,348	04/19	RBC	30,847	-
USD	2,197,321	CHF	2,198,556	04/19	GSC	-	(12,715)
USD	4,328,880	CHF	4,323,675	04/19	RBC	-	(17,371)
USD	8,255,058	EUR	7,286,339	04/19	CIB	74,655	-
USD	7,343,533	EUR	6,455,451	04/19	JPM	95,972	-
USD	8,666,062	EUR	7,648,062	04/19	RBC	79,551	-
USD	12,728,385	GBP	9,636,681	04/19	GSC	170,681	-
USD	7,315,471	GBP	5,568,073	04/19	RBC	59,632	-

Total Forward Foreign Currency Contracts						$522,790	($37,990)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$22,459,366	$22,459,366	$-	$-
	Communications	85,939,216	80,335,493	5,603,723	-
	Consumer, Cyclical	50,983,165	50,983,165	-	-
	Consumer, Non-Cyclical	215,714,107	181,493,507	34,220,600	-
	Energy	190,381,767	190,381,767	-	-
	Financial	294,180,838	294,180,838	-	-
	Industrial	69,550,480	69,550,480	-	-
	Technology	65,334,086	65,334,086	-	-

	Total Common Stocks	994,543,025	954,718,702	39,824,323	-

	Closed-End Mutual Fund	4,755,836	4,755,836	-	-
	Short-Term Investment	49,437,404	-	49,437,404	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	522,790	-	522,790	-

	Total Assets	1,049,259,055	959,474,538	89,784,517	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(37,990)	-	(37,990)	-

	Total Liabilities	(37,990)	-	(37,990)	-

	Total	$1,049,221,065	$959,474,538	$89,746,527	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Basic Materials - 0.5%

Codexis Inc *	46,984	$964,582

Communications - 15.7%

Acacia Communications Inc *	42,435	2,433,647
Anaplan Inc *	38,147	1,501,466
Cargurus Inc *	63,108	2,528,107
Etsy Inc *	75,444	5,071,346
Mimecast Ltd *	57,785	2,736,120
Okta Inc *	35,800	2,961,734
Quantenna Communications Inc *	13,937	339,087
RingCentral Inc ‘A’ *	21,315	2,297,757
The Trade Desk Inc ‘A’ *	19,340	3,828,353
Wix.com Ltd * (Israel)	18,533	2,239,342
World Wrestling Entertainment Inc ‘A’	33,831	2,935,854
Zscaler Inc *	50,142	3,556,572

		32,429,385

Consumer, Cyclical - 12.5%

BJ’s Wholesale Club Holdings Inc *	84,840	2,324,616
Dave & Buster’s Entertainment Inc	22,396	1,116,889
Fox Factory Holding Corp *	42,133	2,944,675
iRobot Corp *	34,044	4,006,638
Malibu Boats Inc ‘A’ *	56,806	2,248,382
Planet Fitness Inc ‘A’ *	79,849	5,487,223
RH *	10,122	1,042,060
Roku Inc *	43,022	2,775,349
YETI Holdings Inc *	126,291	3,820,303

		25,766,135

Consumer, Non-Cyclical - 39.8%

Agios Pharmaceuticals Inc *	13,818	931,886
Allogene Therapeutics Inc *	30,299	875,944
Amarin Corp PLC ADR * (Ireland)	72,148	1,497,792
Argenx SE ADR * (Netherlands)	20,499	2,559,095
Array BioPharma Inc *	69,638	1,697,774
Audentes Therapeutics Inc *	34,499	1,346,151
Blueprint Medicines Corp *	37,977	3,040,059
Bright Horizons Family Solutions Inc *	23,473	2,983,653
Calavo Growers Inc	19,064	1,598,516
CareDx Inc *	120,614	3,801,753
Chegg Inc *	112,160	4,275,539
Denali Therapeutics Inc *	81,392	1,889,922
Emergent BioSolutions Inc *	10,824	546,828
FibroGen Inc *	11,513	625,732
Glaukos Corp *	62,789	4,920,774
Grand Canyon Education Inc *	23,907	2,737,591
Guardant Health Inc *	25,368	1,945,726
GW Pharmaceuticals PLC ADR * (United Kingdom)	15,910	2,681,949
Haemonetics Corp *	6,123	535,640
Insperity Inc	35,771	4,423,442
Inspire Medical Systems Inc *	50,715	2,879,598
Insulet Corp *	12,001	1,141,175
Invitae Corp *	72,912	1,707,599
iRhythm Technologies Inc *	30,701	2,301,347
Masimo Corp *	17,251	2,385,468
Mirati Therapeutics Inc *	22,246	1,630,632
Myovant Sciences Ltd *	72,092	1,720,836
Nevro Corp *	17,576	1,098,676
Paylocity Holding Corp *	25,978	2,316,978
Penumbra Inc *	22,380	3,290,084
Repligen Corp *	44,839	2,649,088
Sage Therapeutics Inc *	11,612	1,846,889
Sarepta Therapeutics Inc *	7,235	862,340
Sprouts Farmers Market Inc *	25,946	558,877

	Shares	Value
Strategic Education Inc	10,521	$1,381,513
Tactile Systems Technology Inc *	22,492	1,185,778
Tandem Diabetes Care Inc *	79,983	5,078,920
Teladoc Health Inc *	16,954	942,642
uniQure NV * (Netherlands)	40,000	2,386,000

		82,280,206

Financial - 3.3%

CenterState Bank Corp	44,417	1,057,569
eHealth Inc *	33,394	2,081,782
Evercore Inc ‘A’	11,023	1,003,093
Noah Holdings Ltd ADS ADR * (China)	11,253	545,320
Webster Financial Corp	21,158	1,072,076
Western Alliance Bancorp *	13,216	542,384
Wintrust Financial Corp	8,030	540,660

		6,842,884

Industrial - 8.7%

Aerovironment Inc *	25,490	1,743,771
Alarm.com Holdings Inc *	15,013	974,344
Axon Enterprise Inc *	39,053	2,124,874
Cactus Inc ‘A’ *	55,965	1,992,354
Chart Industries Inc *	30,900	2,797,068
Curtiss-Wright Corp	4,304	487,815
Generac Holdings Inc *	45,723	2,342,389
Novanta Inc *	12,446	1,054,550
NV5 Global Inc *	21,523	1,277,605
RBC Bearings Inc *	12,816	1,629,811
Trex Co Inc *	24,579	1,512,100

		17,936,681

Technology - 18.2%

Alteryx Inc ‘A’ *	37,809	3,171,041
Appian Corp *	40,458	1,392,969
Coupa Software Inc *	40,208	3,658,124
Elastic NV *	18,352	1,465,774
EPAM Systems Inc *	11,173	1,889,689
Everbridge Inc *	63,578	4,768,986
Five9 Inc *	76,120	4,021,419
HubSpot Inc *	12,318	2,047,375
Inphi Corp *	47,982	2,098,733
Monolithic Power Systems Inc	14,803	2,005,658
New Relic Inc *	29,307	2,892,601
Paycom Software Inc *	8,551	1,617,251
Semtech Corp *	38,844	1,977,548
Twilio Inc ‘A’ *	34,788	4,493,914

		37,501,082

Total Common Stocks (Cost $159,352,094)		203,720,955

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $2,567,265; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $2,621,279)	$2,567,158	$2,567,158

Total Short-Term Investment (Cost $2,567,158)		2,567,158

TOTAL INVESTMENTS - 99.9% (Cost $161,919,252)		206,288,113

OTHER ASSETS & LIABILITIES, NET - 0.1%		282,623

NET ASSETS - 100.0%		$206,570,736

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$203,720,955	$203,720,955	$-	$-
	Short-Term Investment	2,567,158	-	2,567,158	-

	Total	$206,288,113	$203,720,955	$2,567,158	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.1%

Basic Materials - 2.9%

Air Products & Chemicals Inc	88,600	$16,919,056
Linde PLC (United Kingdom)	32,900	5,788,097
PPG Industries Inc	23,900	2,697,593
RPM International Inc	148,714	8,631,360
The Sherwin-Williams Co	11,500	4,953,165

		38,989,271

Communications - 4.7%

AT&T Inc	454,636	14,257,385
Cisco Systems Inc	230,100	12,423,099
Comcast Corp ‘A’	398,091	15,915,678
Fox Corp ‘A’ *	44,878	1,647,472
Omnicom Group Inc	34,700	2,532,753
The Walt Disney Co	164,008	18,209,808

		64,986,195

Consumer, Cyclical - 8.4%

Alaska Air Group Inc	69,400	3,894,728
Carnival Corp	32,200	1,633,184
Costco Wholesale Corp	22,900	5,545,006
Dollar General Corp	138,961	16,578,048
Hilton Worldwide Holdings Inc	101,800	8,460,598
Marriott International Inc ‘A’	84,478	10,567,353
McDonald’s Corp	59,879	11,371,022
MGM Resorts International	276,664	7,099,198
NIKE Inc ‘B’	71,900	6,054,699
PACCAR Inc	60,400	4,115,656
Ross Stores Inc	135,473	12,612,536
The Home Depot Inc	68,300	13,106,087
Tractor Supply Co	46,403	4,536,357
Yum! Brands Inc	102,443	10,224,836

		115,799,308

Consumer, Non-Cyclical - 26.2%

Automatic Data Processing Inc	69,400	11,085,956
Avery Dennison Corp	62,600	7,073,800
Becton Dickinson and Co	114,187	28,515,920
Cigna Corp	49,200	7,912,344
Colgate-Palmolive Co	32,296	2,213,568
CVS Health Corp	132,194	7,129,222
Danaher Corp	260,854	34,437,945
Diageo PLC (United Kingdom)	164,955	6,750,295
Ecolab Inc	14,200	2,506,868
Equifax Inc	65,828	7,800,618
Johnson & Johnson	113,577	15,876,929
Keurig Dr Pepper Inc	119,868	3,352,708
Kimberly-Clark Corp	52,500	6,504,750
McCormick & Co Inc	38,300	5,769,129
Medtronic PLC	150,772	13,732,314
Merck & Co Inc	98,900	8,225,513
Mondelez International Inc ‘A’	321,014	16,025,019
Nestle SA (Switzerland)	82,731	7,888,435
PepsiCo Inc	164,864	20,204,083
Pfizer Inc	641,150	27,229,640
Philip Morris International Inc	131,198	11,596,591
S&P Global Inc	36,000	7,579,800
Stryker Corp	97,181	19,195,191
The Coca-Cola Co	129,200	6,054,312
Thermo Fisher Scientific Inc	98,076	26,845,363
Tyson Foods Inc ‘A’	37,300	2,589,739
UnitedHealth Group Inc	137,326	33,955,227
Zoetis Inc	130,205	13,107,737

		361,159,016

	Shares	Value
Energy - 3.8%

EOG Resources Inc	52,100	$4,958,878
Exxon Mobil Corp	232,637	18,797,070
Occidental Petroleum Corp	212,283	14,053,135
Schlumberger Ltd	73,600	3,206,752
TransCanada Corp (Canada)	258,641	11,623,326

		52,639,161

Financial - 19.8%

American Express Co	48,848	5,339,086
American International Group Inc	146,000	6,286,760
American Tower Corp REIT	92,724	18,272,192
Aon PLC (United Kingdom)	81,537	13,918,366
Chubb Ltd (Switzerland)	142,375	19,943,890
Crown Castle International Corp REIT	116,981	14,973,568
Equity Residential REIT	72,614	5,469,287
First Republic Bank	37,200	3,737,112
JPMorgan Chase & Co	353,949	35,830,257
Marsh & McLennan Cos Inc	200,040	18,783,756
Morgan Stanley	58,500	2,468,700
State Street Corp	131,200	8,634,272
TD Ameritrade Holding Corp	214,366	10,716,156
The Bank of New York Mellon Corp	210,550	10,618,037
The Charles Schwab Corp	39,538	1,690,645
The Progressive Corp	123,100	8,874,279
US Bancorp	352,339	16,979,216
Visa Inc ‘A’	248,312	38,783,851
Wells Fargo & Co	434,527	20,996,345
Willis Towers Watson PLC	56,517	9,927,211

		272,242,986

Industrial - 14.0%

Agilent Technologies Inc	179,781	14,450,797
Ball Corp	325,606	18,839,563
CH Robinson Worldwide Inc	36,518	3,176,701
Fortive Corp	146,600	12,298,274
General Electric Co	771,300	7,705,287
Honeywell International Inc	128,028	20,346,210
Hubbell Inc	52,600	6,205,748
Illinois Tool Works Inc	88,149	12,652,026
JB Hunt Transport Services Inc	66,500	6,735,785
Northrop Grumman Corp	36,000	9,705,600
Roper Technologies Inc	67,419	23,055,275
Stanley Black & Decker Inc	41,900	5,705,523
TE Connectivity Ltd (Switzerland)	105,400	8,511,050
The Boeing Co	24,419	9,313,895
Union Pacific Corp	78,191	13,073,535
United Parcel Service Inc ‘B’	30,100	3,363,374
United Technologies Corp	19,100	2,461,799
Wabtec Corp	3,234	238,410
Waste Connections Inc	168,564	14,933,085

		192,771,937

Technology - 10.4%

Accenture PLC ‘A’	134,849	23,736,121
Apple Inc	136,844	25,993,518
Fidelity National Information Services Inc	150,829	17,058,760
Microchip Technology Inc	88,900	7,375,144
Microsoft Corp	439,716	51,860,105
Texas Instruments Inc	160,500	17,024,235

		143,047,883

Utilities - 4.9%

American Water Works Co Inc	89,100	9,289,566
Atmos Energy Corp	151,314	15,574,750
DTE Energy Co	51,871	6,470,388
Duke Energy Corp	49,600	4,464,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Eversource Energy	19,500	$1,383,525
NextEra Energy Inc	86,771	16,774,570
Sempra Energy	103,400	13,013,924

		66,970,723

Total Common Stocks (Cost $1,073,266,843)		1,308,606,480

	Principal Amount

SHORT-TERM INVESTMENT - 4.9%

Repurchase Agreement - 4.9%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $67,700,789; collateralized by U.S. Treasury Notes: 2.000% due 11/30/22 and value $69,054,485)	$67,697,968	67,697,968

Total Short-Term Investment (Cost $67,697,968)		67,697,968

TOTAL INVESTMENTS - 100.0% (Cost $1,140,964,811)		1,376,304,448

OTHER ASSETS & LIABILITIES, NET - 0.0%		577,401

NET ASSETS - 100.0%		$1,376,881,849

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$38,989,271	$38,989,271	$-	$-
	Communications	64,986,195	64,986,195	-	-
	Consumer, Cyclical	115,799,308	115,799,308	-	-
	Consumer, Non-Cyclical	361,159,016	346,520,286	14,638,730	-
	Energy	52,639,161	52,639,161	-	-
	Financial	272,242,986	272,242,986	-	-
	Industrial	192,771,937	192,771,937	-	-
	Technology	143,047,883	143,047,883	-	-
	Utilities	66,970,723	66,970,723	-	-

	Total Common Stocks	1,308,606,480	1,293,967,750	14,638,730	-

	Short-Term Investment	67,697,968	-	67,697,968	-

	Total	$1,376,304,448	$1,293,967,750	$82,336,698	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 2.1%

Air Products & Chemicals Inc	28,159	$5,377,243
Albemarle Corp	13,688	1,122,142
Celanese Corp	16,492	1,626,276
CF Industries Holdings Inc	29,579	1,209,189
DowDuPont Inc	290,447	15,483,730
Eastman Chemical Co	18,111	1,374,263
FMC Corp	17,032	1,308,398
Freeport-McMoRan Inc	185,591	2,392,268
International Flavors & Fragrances Inc	12,855	1,655,595
International Paper Co	52,231	2,416,728
Linde PLC (United Kingdom)	70,906	12,474,493
LyondellBasell Industries NV ‘A’	39,185	3,294,675
Newmont Mining Corp	69,149	2,473,460
Nucor Corp	39,184	2,286,386
PPG Industries Inc	30,179	3,406,304
The Mosaic Co	45,433	1,240,775
The Sherwin-Williams Co	10,570	4,552,605

		63,694,530

Communications - 14.7%

Alphabet Inc ‘A’ *	38,536	45,352,633
Alphabet Inc ‘C’ *	39,560	46,416,144
Amazon.com Inc *	53,134	94,618,370
Arista Networks Inc *	6,824	2,145,875
AT&T Inc	938,473	29,430,513
Booking Holdings Inc *	5,801	10,122,223
CBS Corp ‘B’	45,064	2,141,892
CenturyLink Inc	121,743	1,459,699
Charter Communications Inc ‘A’ *	22,377	7,762,805
Cisco Systems Inc	567,405	30,634,196
Comcast Corp ‘A’	582,286	23,279,794
Corning Inc	101,105	3,346,575
Discovery Inc ‘A’ *	20,226	546,506
Discovery Inc ‘C’ *	46,066	1,170,998
DISH Network Corp ‘A’ *	28,896	915,714
eBay Inc	110,797	4,115,001
Expedia Group Inc	15,103	1,797,257
F5 Networks Inc *	7,659	1,201,927
Facebook Inc ‘A’ *	307,356	51,233,172
Fox Corp ‘A’ *	45,546	1,671,994
Fox Corp ‘B’ *	20,792	746,017
Juniper Networks Inc	43,530	1,152,239
Motorola Solutions Inc	20,979	2,945,871
Netflix Inc *	56,232	20,050,082
News Corp ‘A’	49,097	610,767
News Corp ‘B’	15,851	197,979
Omnicom Group Inc	28,500	2,080,215
Symantec Corp	81,736	1,879,111
The Interpublic Group of Cos Inc	48,740	1,024,027
The Walt Disney Co	224,873	24,967,649
TripAdvisor Inc *	12,998	668,747
Twitter Inc *	94,470	3,106,174
VeriSign Inc *	13,542	2,458,685
Verizon Communications Inc	532,112	31,463,783
Viacom Inc ‘B’	44,732	1,255,627

		453,970,261

Consumer, Cyclical - 8.2%

Advance Auto Parts Inc	9,371	1,598,037
Alaska Air Group Inc	15,583	874,518
American Airlines Group Inc	51,830	1,646,121
Aptiv PLC	33,569	2,668,400
AutoZone Inc *	3,231	3,308,932
Best Buy Co Inc	30,084	2,137,769
BorgWarner Inc	26,753	1,027,583
Capri Holdings Ltd *	20,159	922,274

	Shares	Value
CarMax Inc *	22,435	$1,565,963
Carnival Corp	51,101	2,591,843
Chipotle Mexican Grill Inc *	3,112	2,210,485
Copart Inc *	26,015	1,576,249
Costco Wholesale Corp	56,758	13,743,382
Darden Restaurants Inc	15,659	1,902,099
Delta Air Lines Inc	80,002	4,132,103
Dollar General Corp	33,712	4,021,842
Dollar Tree Inc *	30,791	3,234,287
DR Horton Inc	43,949	1,818,610
Fastenal Co	36,861	2,370,531
Foot Locker Inc	14,714	891,668
Ford Motor Co	504,177	4,426,674
General Motors Co	167,901	6,229,127
Genuine Parts Co	18,599	2,083,646
Hanesbrands Inc	45,725	817,563
Harley-Davidson Inc	21,336	760,842
Hasbro Inc	14,982	1,273,770
Hilton Worldwide Holdings Inc	37,724	3,135,242
Kohl’s Corp	20,869	1,435,161
L Brands Inc	28,936	798,055
Leggett & Platt Inc	16,756	707,438
Lennar Corp ‘A’	37,370	1,834,493
LKQ Corp *	40,218	1,141,387
Lowe’s Cos Inc	103,017	11,277,271
Macy’s Inc	39,317	944,788
Marriott International Inc ‘A’	36,475	4,562,658
Mattel Inc *	42,639	554,307
McDonald’s Corp	98,551	18,714,835
MGM Resorts International	64,541	1,656,122
Mohawk Industries Inc *	7,988	1,007,686
Newell Brands Inc	50,429	773,581
NIKE Inc ‘B’	162,716	13,702,314
Nordstrom Inc	14,263	632,992
Norwegian Cruise Line Holdings Ltd *	28,254	1,552,840
O’Reilly Automotive Inc *	10,107	3,924,548
PACCAR Inc	44,671	3,043,882
PulteGroup Inc	33,541	937,806
PVH Corp	9,757	1,189,866
Ralph Lauren Corp	7,025	911,002
Ross Stores Inc	47,841	4,453,997
Royal Caribbean Cruises Ltd	22,240	2,549,149
Southwest Airlines Co	63,752	3,309,366
Starbucks Corp	160,221	11,910,829
Tapestry Inc	36,642	1,190,499
Target Corp	66,864	5,366,505
The Gap Inc	27,618	723,039
The Home Depot Inc	145,500	27,919,995
The TJX Cos Inc	159,652	8,495,083
Tiffany & Co	13,953	1,472,739
Tractor Supply Co	15,478	1,513,129
Ulta Beauty Inc *	7,213	2,515,389
Under Armour Inc ‘A’ *	24,871	525,773
Under Armour Inc ‘C’ *	23,012	434,236
United Continental Holdings Inc *	28,617	2,283,064
VF Corp	41,743	3,627,884
Walgreens Boots Alliance Inc	102,960	6,514,279
Walmart Inc	183,353	17,882,418
Whirlpool Corp	8,214	1,091,558
WW Grainger Inc	5,844	1,758,635
Wynn Resorts Ltd	12,523	1,494,244
Yum! Brands Inc	39,409	3,933,412

		255,237,814

Consumer, Non-Cyclical - 22.1%

Abbott Laboratories	226,132	18,076,992
AbbVie Inc	189,998	15,311,939
ABIOMED Inc *	5,748	1,641,571
Alexion Pharmaceuticals Inc *	28,579	3,863,309
Align Technology Inc *	9,315	2,648,534

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Allergan PLC	40,520	$5,932,533
Altria Group Inc	241,493	13,868,943
AmerisourceBergen Corp	20,254	1,610,598
Amgen Inc	80,153	15,227,467
Anthem Inc	33,005	9,471,775
Archer-Daniels-Midland Co	71,720	3,093,284
Automatic Data Processing Inc	56,011	8,947,197
Avery Dennison Corp	11,153	1,260,289
Baxter International Inc	61,443	4,995,930
Becton Dickinson and Co	34,678	8,660,137
Biogen Inc *	25,337	5,989,160
Boston Scientific Corp *	178,494	6,850,600
Bristol-Myers Squibb Co	210,217	10,029,453
Brown-Forman Corp ‘B’	21,587	1,139,362
Campbell Soup Co	24,373	929,342
Cardinal Health Inc	38,279	1,843,134
Celgene Corp *	90,444	8,532,487
Centene Corp *	53,203	2,825,079
Church & Dwight Co Inc	31,579	2,249,372
Cigna Corp	48,984	7,877,607
Cintas Corp	11,098	2,243,017
Colgate-Palmolive Co	110,993	7,607,460
Conagra Brands Inc	62,124	1,723,320
Constellation Brands Inc ‘A’	21,322	3,738,386
Coty Inc ‘A’	57,227	658,111
CVS Health Corp	166,978	9,005,124
Danaher Corp	80,850	10,673,817
DaVita Inc *	16,150	876,784
DENTSPLY SIRONA Inc	28,221	1,399,479
Ecolab Inc	32,713	5,775,153
Edwards Lifesciences Corp *	26,754	5,118,843
Eli Lilly & Co	111,124	14,419,450
Equifax Inc	15,790	1,871,115
FleetCor Technologies Inc *	11,011	2,715,203
Gartner Inc *	11,540	1,750,387
General Mills Inc	76,412	3,954,321
Gilead Sciences Inc	164,436	10,689,984
Global Payments Inc	20,454	2,792,380
H&R Block Inc	26,532	635,176
HCA Healthcare Inc	34,295	4,471,382
Henry Schein Inc *	19,470	1,170,342
Hologic Inc *	35,031	1,695,500
Hormel Foods Corp	34,904	1,562,303
Humana Inc	17,567	4,672,822
IDEXX Laboratories Inc *	10,991	2,457,588
IHS Markit Ltd *	46,107	2,507,299
Illumina Inc *	19,020	5,909,324
Incyte Corp *	22,977	1,976,252
Intuitive Surgical Inc *	14,751	8,416,626
IQVIA Holdings Inc *	20,332	2,924,758
Johnson & Johnson	343,001	47,948,110
Kellogg Co	32,413	1,859,858
Kimberly-Clark Corp	44,131	5,467,831
Laboratory Corp of America Holdings *	12,877	1,969,923
Lamb Weston Holdings Inc	18,649	1,397,556
McCormick & Co Inc	15,964	2,404,657
McKesson Corp	25,055	2,932,938
Medtronic PLC	172,710	15,730,427
Merck & Co Inc	332,809	27,679,725
Molson Coors Brewing Co ‘B’	23,759	1,417,224
Mondelez International Inc ‘A’	186,199	9,295,054
Monster Beverage Corp *	50,003	2,729,164
Moody’s Corp	21,191	3,837,478
Mylan NV *	65,479	1,855,675
Nektar Therapeutics *	22,091	742,258
Nielsen Holdings PLC	45,625	1,079,944
PayPal Holdings Inc *	150,774	15,656,372
PepsiCo Inc	181,071	22,190,251
Perrigo Co PLC	15,744	758,231
Pfizer Inc	714,869	30,360,486

	Shares	Value
Philip Morris International Inc	200,240	$17,699,214
Quanta Services Inc	18,561	700,492
Quest Diagnostics Inc	17,384	1,563,169
Regeneron Pharmaceuticals Inc *	10,089	4,142,745
ResMed Inc	18,706	1,944,863
Robert Half International Inc	15,293	996,492
Rollins Inc	18,857	784,828
S&P Global Inc	31,935	6,723,914
Stryker Corp	39,740	7,849,445
Sysco Corp	60,949	4,068,955
Teleflex Inc	5,879	1,776,399
The Clorox Co	16,406	2,632,507
The Coca-Cola Co	495,905	23,238,108
The Cooper Cos Inc	6,322	1,872,387
The Estee Lauder Cos Inc ‘A’	28,186	4,666,192
The Hershey Co	18,084	2,076,586
The JM Smucker Co	14,390	1,676,435
The Kraft Heinz Co	79,779	2,604,784
The Kroger Co	101,982	2,508,757
The Procter & Gamble Co	322,391	33,544,784
Thermo Fisher Scientific Inc	51,838	14,189,097
Total System Services Inc	21,642	2,056,206
Tyson Foods Inc ‘A’	37,590	2,609,874
United Rentals Inc *	10,509	1,200,653
UnitedHealth Group Inc	123,608	30,563,314
Universal Health Services Inc ‘B’	11,026	1,474,948
Varian Medical Systems Inc *	11,569	1,639,559
Verisk Analytics Inc	21,123	2,809,359
Vertex Pharmaceuticals Inc *	33,056	6,080,651
WellCare Health Plans Inc *	6,343	1,711,024
Zimmer Biomet Holdings Inc	26,138	3,337,823
Zoetis Inc	61,526	6,193,822

		682,538,348

Energy - 5.3%

Anadarko Petroleum Corp	64,584	2,937,280
Apache Corp	48,989	1,697,959
Baker Hughes a GE Co	65,931	1,827,607
Cabot Oil & Gas Corp	55,531	1,449,359
Chevron Corp	244,432	30,109,134
Cimarex Energy Co	12,962	906,044
Concho Resources Inc	26,030	2,888,289
ConocoPhillips	145,698	9,723,884
Devon Energy Corp	56,230	1,774,619
Diamondback Energy Inc	19,790	2,009,279
EOG Resources Inc	74,861	7,125,270
Exxon Mobil Corp	545,624	44,086,419
Halliburton Co	111,637	3,270,964
Helmerich & Payne Inc	13,792	766,284
Hess Corp	32,243	1,941,996
HollyFrontier Corp	20,320	1,001,166
Kinder Morgan Inc	251,428	5,031,074
Marathon Oil Corp	106,601	1,781,303
Marathon Petroleum Corp	87,058	5,210,421
National Oilwell Varco Inc	48,556	1,293,532
Noble Energy Inc	61,346	1,517,087
Occidental Petroleum Corp	96,688	6,400,746
ONEOK Inc	52,767	3,685,247
Phillips 66	54,235	5,161,545
Pioneer Natural Resources Co	21,636	3,294,730
Schlumberger Ltd	179,585	7,824,518
TechnipFMC PLC (United Kingdom)	54,214	1,275,113
The Williams Cos Inc	155,266	4,459,240
Valero Energy Corp	53,553	4,542,901

		164,993,010

Financial - 17.2%

Affiliated Managers Group Inc	6,903	739,380
Aflac Inc	97,303	4,865,150
Alexandria Real Estate Equities Inc REIT	14,741	2,101,477
Alliance Data Systems Corp	5,980	1,046,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
American Express Co	89,045	$9,732,618
American International Group Inc	111,395	4,796,669
American Tower Corp REIT	56,808	11,194,584
Ameriprise Financial Inc	17,473	2,238,291
Aon PLC	30,808	5,258,926
Apartment Investment & Management Co ‘A’ REIT	18,067	908,589
Arthur J Gallagher & Co	23,534	1,838,005
Assurant Inc	6,647	630,867
AvalonBay Communities Inc REIT	17,719	3,556,735
Bank of America Corp	1,156,134	31,897,737
BB&T Corp	98,416	4,579,296
Berkshire Hathaway Inc ‘B’ *	250,344	50,291,606
BlackRock Inc	15,595	6,664,835
Boston Properties Inc REIT	19,805	2,651,493
Brighthouse Financial Inc *	15,342	556,761
Capital One Financial Corp	59,968	4,898,786
Cboe Global Markets Inc	14,284	1,363,265
CBRE Group Inc ‘A’ *	40,475	2,001,489
Chubb Ltd	58,788	8,235,023
Cincinnati Financial Corp	19,188	1,648,249
Citigroup Inc	302,741	18,836,545
Citizens Financial Group Inc	60,202	1,956,565
CME Group Inc	46,098	7,586,809
Comerica Inc	20,894	1,531,948
Crown Castle International Corp REIT	53,647	6,866,816
Digital Realty Trust Inc REIT	26,959	3,208,121
Discover Financial Services	42,185	3,001,885
Duke Realty Corp REIT	45,345	1,386,650
E*TRADE Financial Corp	31,693	1,471,506
Equinix Inc REIT	10,741	4,867,392
Equity Residential REIT	47,114	3,548,626
Essex Property Trust Inc REIT	8,474	2,451,020
Everest Re Group Ltd	5,174	1,117,377
Extra Space Storage Inc REIT	16,251	1,656,139
Federal Realty Investment Trust REIT	9,520	1,312,332
Fifth Third Bancorp	99,968	2,521,193
First Republic Bank	20,937	2,103,331
Franklin Resources Inc	38,256	1,267,804
HCP Inc REIT	61,000	1,909,300
Host Hotels & Resorts Inc REIT	94,183	1,780,059
Huntington Bancshares Inc	137,834	1,747,735
Intercontinental Exchange Inc	72,797	5,542,764
Invesco Ltd	52,126	1,006,553
Iron Mountain Inc REIT	36,329	1,288,226
Jefferies Financial Group Inc	33,977	638,428
JPMorgan Chase & Co	421,287	42,646,883
KeyCorp	129,012	2,031,939
Kimco Realty Corp REIT	54,080	1,000,480
Lincoln National Corp	26,223	1,539,290
Loews Corp	35,615	1,707,027
M&T Bank Corp	17,990	2,824,790
Marsh & McLennan Cos Inc	65,084	6,111,388
Mastercard Inc ‘A’	116,237	27,368,002
MetLife Inc	122,954	5,234,152
Mid-America Apartment Communities Inc REIT	14,711	1,608,354
Morgan Stanley	167,625	7,073,775
Nasdaq Inc	14,756	1,291,002
Northern Trust Corp	28,298	2,558,422
People’s United Financial Inc	46,485	764,213
Principal Financial Group Inc	33,580	1,685,380
Prologis Inc REIT	81,366	5,854,284
Prudential Financial Inc	52,799	4,851,172
Public Storage REIT	19,188	4,178,763
Raymond James Financial Inc	16,654	1,339,148
Realty Income Corp REIT	39,423	2,899,956
Regency Centers Corp REIT	21,702	1,464,668
Regions Financial Corp	130,395	1,845,089
SBA Communications Corp REIT *	14,566	2,908,248
Simon Property Group Inc REIT	39,911	7,272,183

	Shares	Value
SL Green Realty Corp REIT	10,826	$973,474
State Street Corp	49,013	3,225,546
SunTrust Banks Inc	56,694	3,359,119
SVB Financial Group *	6,758	1,502,709
Synchrony Financial	85,029	2,712,425
T Rowe Price Group Inc	30,390	3,042,647
The Allstate Corp	42,796	4,030,527
The Bank of New York Mellon Corp	113,261	5,711,752
The Charles Schwab Corp	152,342	6,514,144
The Goldman Sachs Group Inc	43,985	8,444,680
The Hartford Financial Services Group Inc	45,516	2,263,056
The Macerich Co REIT	13,759	596,453
The PNC Financial Services Group Inc	58,374	7,160,155
The Progressive Corp	75,387	5,434,649
The Travelers Cos Inc	33,947	4,656,171
The Western Union Co	56,815	1,049,373
Torchmark Corp	13,426	1,100,261
UDR Inc REIT	35,406	1,609,557
Unum Group	28,082	950,014
US Bancorp	194,001	9,348,908
Ventas Inc REIT	46,132	2,943,683
Visa Inc ‘A’	225,408	35,206,476
Vornado Realty Trust REIT	21,898	1,476,801
Wells Fargo & Co	527,115	25,470,197
Welltower Inc REIT	49,979	3,878,370
Weyerhaeuser Co REIT	96,173	2,533,197
Willis Towers Watson PLC	16,713	2,935,638
Zions Bancorp NA	24,619	1,117,949

		531,607,874

Industrial - 9.1%

3M Co	74,139	15,404,601
Agilent Technologies Inc	40,905	3,287,944
Allegion PLC	12,057	1,093,691
AMETEK Inc	29,356	2,435,667
Amphenol Corp ‘A’	38,512	3,637,073
AO Smith Corp	18,447	983,594
Arconic Inc	53,865	1,029,360
Ball Corp	43,655	2,525,878
Caterpillar Inc	74,119	10,042,383
CH Robinson Worldwide Inc	17,725	1,541,898
CSX Corp	99,742	7,462,696
Cummins Inc	18,634	2,941,750
Deere & Co	41,175	6,581,412
Dover Corp	18,866	1,769,631
Eaton Corp PLC	54,688	4,405,665
Emerson Electric Co	78,927	5,404,132
Expeditors International of Washington Inc	22,379	1,698,566
FedEx Corp	30,877	5,601,397
FLIR Systems Inc	17,629	838,788
Flowserve Corp	16,570	747,970
Fluor Corp	17,740	652,832
Fortive Corp	37,730	3,165,170
Fortune Brands Home & Security Inc	18,123	862,836
Garmin Ltd	15,476	1,336,353
General Dynamics Corp	35,046	5,932,587
General Electric Co	1,121,135	11,200,139
Harris Corp	15,050	2,403,636
Honeywell International Inc	93,725	14,894,777
Huntington Ingalls Industries Inc	5,507	1,141,050
Illinois Tool Works Inc	38,763	5,563,653
Ingersoll-Rand PLC	31,160	3,363,722
Jacobs Engineering Group Inc	15,277	1,148,678
JB Hunt Transport Services Inc	11,081	1,122,395
Johnson Controls International PLC	117,476	4,339,563
Kansas City Southern	13,059	1,514,583
Keysight Technologies Inc *	23,811	2,076,319
L3 Technologies Inc	10,075	2,079,178
Lockheed Martin Corp	31,646	9,498,863
Martin Marietta Materials Inc	8,024	1,614,268

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Masco Corp	37,369	$1,468,975
Mettler-Toledo International Inc *	3,229	2,334,567
Norfolk Southern Corp	34,431	6,434,810
Northrop Grumman Corp	21,909	5,906,666
Packaging Corp of America	11,950	1,187,591
Parker-Hannifin Corp	16,784	2,880,470
Pentair PLC	20,989	934,220
PerkinElmer Inc	14,021	1,351,064
Raytheon Co	36,420	6,631,354
Republic Services Inc	27,674	2,224,436
Rockwell Automation Inc	15,276	2,680,327
Roper Technologies Inc	13,351	4,565,642
Sealed Air Corp	19,700	907,382
Snap-on Inc	7,182	1,124,127
Stanley Black & Decker Inc	19,426	2,645,238
TE Connectivity Ltd	43,406	3,505,035
Textron Inc	30,108	1,525,271
The Boeing Co	67,584	25,777,889
TransDigm Group Inc *	6,224	2,825,634
Union Pacific Corp	93,052	15,558,294
United Parcel Service Inc ‘B’	89,599	10,011,792
United Technologies Corp	104,447	13,462,174
Vulcan Materials Co	16,693	1,976,451
Wabtec Corp	17,080	1,259,138
Waste Management Inc	50,186	5,214,827
Waters Corp *	9,234	2,324,290
Westrock Co	32,188	1,234,410
Xylem Inc	22,811	1,802,981

		283,099,753

Technology - 16.3%

Accenture PLC ‘A’	82,031	14,439,097
Activision Blizzard Inc	97,663	4,446,596
Adobe Inc *	62,815	16,739,569
Advanced Micro Devices Inc *	112,494	2,870,847
Akamai Technologies Inc *	20,986	1,504,906
Analog Devices Inc	47,152	4,963,691
ANSYS Inc *	10,633	1,942,755
Apple Inc	576,719	109,547,774
Applied Materials Inc	122,385	4,853,789
Autodesk Inc *	28,059	4,372,153
Broadcom Inc	51,007	15,338,315
Broadridge Financial Solutions Inc	14,729	1,527,250
Cadence Design Systems Inc *	35,860	2,277,469
Cerner Corp *	42,139	2,410,772
Citrix Systems Inc	16,340	1,628,444
Cognizant Technology Solutions Corp ‘A’	73,689	5,338,768
DXC Technology Co	34,626	2,226,798
Electronic Arts Inc *	38,717	3,934,809
Fidelity National Information Services Inc	41,765	4,723,622
Fiserv Inc *	50,384	4,447,900
Fortinet Inc *	18,983	1,594,003
Hewlett Packard Enterprise Co	177,389	2,737,112
HP Inc	197,536	3,838,124
Intel Corp	578,935	31,088,810
International Business Machines Corp	114,625	16,173,588
Intuit Inc	33,461	8,747,040
IPG Photonics Corp *	4,569	693,483
Jack Henry & Associates Inc	9,799	1,359,513
KLA-Tencor Corp	21,251	2,537,582
Lam Research Corp	19,630	3,513,966
Maxim Integrated Products Inc	35,366	1,880,410
Microchip Technology Inc	30,575	2,536,502
Micron Technology Inc *	144,933	5,990,081
Microsoft Corp	987,874	116,509,860
MSCI Inc	10,895	2,166,362
NetApp Inc	32,289	2,238,919
NVIDIA Corp	78,035	14,011,965
Oracle Corp	328,079	17,621,123
Paychex Inc	41,002	3,288,360
Qorvo Inc *	16,037	1,150,334

	Shares	Value
QUALCOMM Inc	156,149	$8,905,177
Red Hat Inc *	22,860	4,176,522
salesforce.com Inc *	98,576	15,611,481
Seagate Technology PLC	33,473	1,603,022
Skyworks Solutions Inc	22,191	1,830,314
Synopsys Inc *	19,215	2,212,607
Take-Two Interactive Software Inc *	14,502	1,368,554
Texas Instruments Inc	120,819	12,815,271
Western Digital Corp	37,317	1,793,455
Xerox Corp	26,758	855,721
Xilinx Inc	32,779	4,156,049

		504,540,634

Utilities - 3.3%

AES Corp	84,059	1,519,787
Alliant Energy Corp	30,453	1,435,250
Ameren Corp	31,340	2,305,057
American Electric Power Co Inc	63,787	5,342,161
American Water Works Co Inc	23,260	2,425,088
Atmos Energy Corp	14,943	1,538,083
CenterPoint Energy Inc	63,829	1,959,550
CMS Energy Corp	36,371	2,020,045
Consolidated Edison Inc	41,344	3,506,385
Dominion Energy Inc	103,042	7,899,200
DTE Energy Co	23,367	2,914,799
Duke Energy Corp	93,865	8,447,850
Edison International	41,730	2,583,921
Entergy Corp	24,768	2,368,564
Evergy Inc	32,910	1,910,425
Eversource Energy	40,586	2,879,577
Exelon Corp	125,080	6,270,260
FirstEnergy Corp	65,165	2,711,516
NextEra Energy Inc	61,509	11,890,920
NiSource Inc	48,651	1,394,338
NRG Energy Inc	35,792	1,520,444
Pinnacle West Capital Corp	14,341	1,370,713
PPL Corp	92,035	2,921,191
Public Service Enterprise Group Inc	65,458	3,888,860
Sempra Energy	35,061	4,412,777
The Southern Co	133,484	6,898,453
WEC Energy Group Inc	40,521	3,204,401
Xcel Energy Inc	66,703	3,749,376

		101,288,991

Total Common Stocks (Cost $2,162,928,758)		3,040,971,215

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $46,548,626; collateralized by U.S. Treasury Notes: 1.625% due 11/15/22 and value $47,481,060)	$46,546,686	46,546,686

Total Short-Term Investment (Cost $46,546,686)		46,546,686

TOTAL INVESTMENTS - 99.8% (Cost $2,209,475,444)		3,087,517,901

DERIVATIVES - 0.0%
(See Note (a) in Notes to Schedule of Investments)		993,622

OTHER ASSETS & LIABILITIES, NET - 0.2%		4,905,123

NET ASSETS - 100.0%		$3,093,416,646

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/19	351	$48,809,768	$49,803,390	$993,622

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,040,971,215	$3,040,971,215	$-	$-
	Short-Term Investment	46,546,686	-	46,546,686	-
	Derivatives:
	Equity Contracts
	Futures	993,622	993,622	-	-

	Total	$3,088,511,523	$3,041,964,837	$46,546,686	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 2.5%

The Sherwin-Williams Co	12,204	$5,256,385

Communications - 17.1%

Alphabet Inc ‘C’ *	12,640	14,830,638
Amazon.com Inc *	5,702	10,153,837
Netflix Inc *	11,641	4,150,715
The Trade Desk Inc ‘A’ *	13,739	2,719,635
The Walt Disney Co	37,942	4,212,700

		36,067,525

Consumer, Cyclical - 5.8%

Live Nation Entertainment Inc *	51,703	3,285,208
NIKE Inc ‘B’	43,784	3,687,051
The Home Depot Inc	26,809	5,144,379

		12,116,638

Consumer, Non-Cyclical - 19.7%

Allergan PLC	36,082	5,282,766
Boston Scientific Corp *	146,030	5,604,631
CoStar Group Inc *	5,401	2,519,134
Edwards Lifesciences Corp *	14,582	2,789,974
Humana Inc	14,209	3,779,594
ICU Medical Inc *	13,663	3,269,966
Insmed Inc *	134,716	3,916,194
Intuitive Surgical Inc *	9,250	5,277,865
Neurocrine Biosciences Inc *	14,230	1,253,663
The Cooper Cos Inc	17,863	5,290,485
WEX Inc *	12,859	2,468,799

		41,453,071

Financial - 20.2%

American Tower Corp REIT	37,847	7,458,130
Intercontinental Exchange Inc	85,611	6,518,421
Markel Corp *	4,490	4,473,118
Mastercard Inc ‘A’	54,765	12,894,419
Pagseguro Digital Ltd ‘A’ * (Brazil)	66,690	1,990,696
SVB Financial Group *	16,616	3,694,734
TD Ameritrade Holding Corp	110,945	5,546,141

		42,575,659

	Shares	Value
Industrial - 10.3%

Ball Corp	73,031	$4,225,574
Cognex Corp	22,189	1,128,532
Harris Corp	34,979	5,586,496
The Boeing Co	16,886	6,440,658
Wabtec Corp	57,726	4,255,561

		21,636,821

Technology - 22.7%

Adobe Inc *	14,859	3,959,775
Apple Inc	16,675	3,167,416
ASML Holding NV ‘NY’ (Netherlands)	21,152	3,977,634
Atlassian Corp PLC ‘A’ *	18,688	2,100,344
Microsoft Corp	114,639	13,520,524
NVIDIA Corp	20,655	3,708,812
salesforce.com Inc *	54,022	8,555,464
Texas Instruments Inc	57,903	6,141,771
The Ultimate Software Group Inc *	7,859	2,594,492

		47,726,232

Total Common Stocks (Cost $149,847,858)		206,832,331

	Principal Amount

SHORT-TERM INVESTMENT - 2.5%

Commercial Paper - 2.5%

Societe Generale SA (France) 2.390% due 04/01/19	$5,300,000	5,298,937

Total Short-Term Investment (Cost $5,300,000)		5,298,937

TOTAL INVESTMENTS - 100.8% (Cost $155,147,858)		212,131,268

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(1,781,381)

NET ASSETS - 100.0%		$210,349,887

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$206,832,331	$206,832,331	$-	$-
	Short-Term Investment	5,298,937	-	5,298,937	-

	Total	$212,131,268	$206,832,331	$5,298,937	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Basic Materials - 1.5%

The Sherwin-Williams Co	66,109	$28,473,807

Communications - 19.6%

Alibaba Group Holding Ltd ADR * (China)	41,385	7,550,693
Alphabet Inc ‘A’ *	65,796	77,434,655
Alphabet Inc ‘C’ *	38,476	45,144,276
Amazon.com Inc *	66,332	118,120,709
Booking Holdings Inc *	3,719	6,489,320
Charter Communications Inc ‘A’ *	21,328	7,398,897
Comcast Corp ‘A’	339,844	13,586,963
Facebook Inc ‘A’ *	296,897	49,489,761
Lyft Inc ‘A’ *	10,181	797,070
Netflix Inc *	115,847	41,306,406
Spotify Technology SA *	26,318	3,652,938

		370,971,688

Consumer, Cyclical - 6.9%

Chipotle Mexican Grill Inc *	12,621	8,964,823
Costco Wholesale Corp	55,831	13,518,918
Dollar General Corp	79,391	9,471,346
Dollar Tree Inc *	114,118	11,986,955
Hilton Worldwide Holdings Inc	99,596	8,277,424
Lululemon Athletica Inc *	38,062	6,237,220
Marriott International Inc ‘A’	124,715	15,600,599
NIKE Inc ‘B’	294,190	24,773,740
Ross Stores Inc	202,818	18,882,356
Starbucks Corp	129,092	9,596,699
Wynn Resorts Ltd	21,613	2,578,863

		129,888,943

Consumer, Non-Cyclical - 26.4%

Abbott Laboratories	288,629	23,073,002
Biogen Inc *	36,053	8,522,208
BioMarin Pharmaceutical Inc *	43,560	3,869,435
Boston Scientific Corp *	491,427	18,860,968
Colgate-Palmolive Co	266,932	18,295,519
Constellation Brands Inc ‘A’	81,101	14,219,438
CoStar Group Inc *	4,336	2,022,397
Danaher Corp	317,909	41,970,346
Edwards Lifesciences Corp *	74,310	14,217,732
Elanco Animal Health Inc *	114,852	3,683,304
Eli Lilly & Co	86,087	11,170,649
FleetCor Technologies Inc *	80,213	19,779,724
Global Payments Inc	194,484	26,550,956
Illumina Inc *	25,386	7,887,176
Medtronic PLC (Ireland)	322,377	29,362,097
Monster Beverage Corp *	59,949	3,272,016
PayPal Holdings Inc *	226,403	23,509,688
Pernod Ricard SA (France)	27,028	4,853,165
Philip Morris International Inc	91,012	8,044,551
Regeneron Pharmaceuticals Inc *	19,179	7,875,281
Square Inc ‘A’ *	73,531	5,508,943
Stryker Corp	87,798	17,341,861
The Estee Lauder Cos Inc ‘A’	88,072	14,580,320
Thermo Fisher Scientific Inc	192,729	52,753,782
Total System Services Inc	81,474	7,740,845
TransUnion	148,917	9,953,612
Verisk Analytics Inc	234,236	31,153,388
Vertex Pharmaceuticals Inc *	113,793	20,932,222
Worldpay Inc ‘A’ *	151,828	17,232,478
Zoetis Inc	309,739	31,181,425

		499,418,528

Energy - 0.4%

Pioneer Natural Resources Co	51,311	7,813,639

	Shares	Value
Financial – 13.0%

American Tower Corp REIT	174,653	$34,417,120
Aon PLC (United Kingdom)	132,949	22,694,394
Intercontinental Exchange Inc	195,192	14,861,919
Mastercard Inc ‘A’	319,472	75,219,683
The Charles Schwab Corp	152,592	6,524,834
Visa Inc ‘A’	584,532	91,298,053

		245,016,003

Industrial - 7.2%

AMETEK Inc	197,699	16,403,086
Amphenol Corp ‘A’	162,218	15,319,868
Canadian Pacific Railway Ltd (NYSE) (Canada)	81,959	16,886,013
FLIR Systems Inc	75,160	3,576,113
Fortive Corp	155,470	13,042,378
Roper Technologies Inc	77,916	26,644,935
Union Pacific Corp	134,764	22,532,541
Vulcan Materials Co	187,965	22,255,056

		136,659,990

Technology - 24.1%

Activision Blizzard Inc	286,645	13,050,947
Adobe Inc *	304,964	81,269,856
Analog Devices Inc	86,920	9,150,068
Apple Inc	145,856	27,705,347
Electronic Arts Inc *	239,359	24,326,055
Fidelity National Information Services Inc	177,787	20,107,710
Fiserv Inc *	488,545	43,128,753
Intuit Inc	142,779	37,323,858
Microsoft Corp	1,071,671	126,392,878
MSCI Inc	89,630	17,822,029
PTC Inc *	46,510	4,287,292
salesforce.com Inc *	319,930	50,667,314

		455,232,107

Total Common Stocks (Cost $1,393,063,480)		1,873,474,705

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $18,151,140; collateralized by U.S. Treasury Notes: 1.875% - 2.000% due 10/31/22 and value $18,516,720)	$18,150,384	18,150,384

Total Short-Term Investment (Cost $18,150,384)		18,150,384

TOTAL INVESTMENTS - 100.1% (Cost $1,411,213,864)		1,891,625,089

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(2,218,742)

NET ASSETS - 100.0%		$1,889,406,347

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$28,473,807	$28,473,807	$-	$-
	Communications	370,971,688	370,971,688	-	-
	Consumer, Cyclical	129,888,943	129,888,943	-	-
	Consumer, Non-Cyclical	499,418,528	494,565,363	4,853,165	-
	Energy	7,813,639	7,813,639	-	-
	Financial	245,016,003	245,016,003	-	-
	Industrial	136,659,990	136,659,990	-	-
	Technology	455,232,107	455,232,107	-	-

	Total Common Stocks	1,873,474,705	1,868,621,540	4,853,165	-

	Short-Term Investment	18,150,384	-	18,150,384	-

	Total	$1,891,625,089	$1,868,621,540	$23,003,549	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Basic Materials - 1.6%

Linde PLC (United Kingdom)	11,541	$2,030,408
The Sherwin-Williams Co	44,784	19,288,917

		21,319,325

Communications - 24.0%

Alibaba Group Holding Ltd ADR * (China)	65,174	11,890,996
Alphabet Inc ‘A’ *	36,696	43,187,155
Amazon.com Inc *	68,343	121,701,797
Booking Holdings Inc *	4,272	7,454,256
Facebook Inc ‘A’ *	92,346	15,393,155
IAC/InterActiveCorp *	82,693	17,374,626
MercadoLibre Inc * (Argentina)	55,238	28,045,990
Netflix Inc *	116,992	41,714,667
Tencent Holdings Ltd (China)	798,400	36,716,647

		323,479,289

Consumer, Cyclical - 3.7%

Burlington Stores Inc *	43,590	6,829,681
Domino’s Pizza Inc	67,902	17,525,506
NIKE Inc ‘B’	177,877	14,979,022
Tesla Inc *	37,485	10,490,552

		49,824,761

Consumer, Non-Cyclical - 26.8%

Align Technology Inc *	103,661	29,473,932
Becton Dickinson and Co	89,908	22,452,725
Boston Scientific Corp *	671,256	25,762,805
Centene Corp *	341,286	18,122,287
Constellation Brands Inc ‘A’	194,659	34,129,563
CoStar Group Inc *	76,151	35,518,349
Illumina Inc *	65,283	20,282,775
Intuitive Surgical Inc *	39,570	22,577,851
IQVIA Holdings Inc *	56,141	8,075,883
Novartis AG ADR (Switzerland)	127,699	12,276,982
PayPal Holdings Inc *	236,529	24,561,171
S&P Global Inc	129,600	27,287,280
TransUnion	154,248	10,309,936
UnitedHealth Group Inc	164,154	40,588,718
Vertex Pharmaceuticals Inc *	90,937	16,727,861
Zoetis Inc	128,019	12,887,673

		361,035,791

Financial - 12.5%

CME Group Inc	125,205	20,606,239
First Republic Bank	52,838	5,308,106
Mastercard Inc ‘A’	235,365	55,416,689
SBA Communications Corp REIT *	117,547	23,469,434
Visa Inc ‘A’	410,748	64,154,730

		168,955,198

Industrial - 9.2%

Honeywell International Inc	83,487	13,267,754
Keysight Technologies Inc *	93,701	8,170,727
Roper Technologies Inc	54,274	18,560,080
The Boeing Co	77,576	29,589,038
Union Pacific Corp	134,906	22,556,283
Vulcan Materials Co	141,748	16,782,963
Xylem Inc	198,009	15,650,632

		124,577,477

Technology - 22.1%

Adobe Inc *	126,888	33,814,383
ASML Holding NV ‘NY’ (Netherlands)	135,704	25,519,137
Autodesk Inc *	111,661	17,399,017
Electronic Arts Inc *	202,572	20,587,392
Intuit Inc	135,134	35,325,379

	Shares	Value
Microsoft Corp	565,590	$66,705,685
NVIDIA Corp	58,962	10,587,217
PTC Inc *	72,262	6,661,111
salesforce.com Inc *	255,025	40,388,309
ServiceNow Inc *	111,871	27,575,083
Xilinx Inc	101,780	12,904,686

		297,467,399

Total Common Stocks (Cost $1,097,650,741)		1,346,659,240

	Principal Amount

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $6,837,218; collateralized by U.S. Treasury Notes: 2.000% due 11/30/22 and value $6,977,927)	$6,836,933	6,836,933

Total Short-Term Investment (Cost $6,836,933)		6,836,933

TOTAL INVESTMENTS - 100.4% (Cost $1,104,487,674)		1,353,496,173

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(5,723,801)

NET ASSETS - 100.0%		$1,347,772,372

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$21,319,325	$21,319,325	$-	$-
	Communications	323,479,289	286,762,642	36,716,647	-
	Consumer, Cyclical	49,824,761	49,824,761	-	-
	Consumer, Non-Cyclical	361,035,791	361,035,791	-	-
	Financial	168,955,198	168,955,198	-	-
	Industrial	124,577,477	124,577,477	-	-
	Technology	297,467,399	297,467,399	-	-

	Total Common Stocks	1,346,659,240	1,309,942,593	36,716,647	-

	Short-Term Investment	6,836,933	-	6,836,933	-

	Total	$1,353,496,173	$1,309,942,593	$43,553,580	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%

Basic Materials - 3.1%

Air Products & Chemicals Inc	107,423	$20,513,496
PPG Industries Inc	141,057	15,921,104

		36,434,600

Communications - 13.1%

AT&T Inc	630,335	19,767,305
Charter Communications Inc ‘A’ *	78,958	27,391,320
Comcast Corp ‘A’	966,060	38,623,079
DISH Network Corp ‘A’ *	603,000	19,109,070
Fox Corp ‘B’ *	320,896	11,513,748
Motorola Solutions Inc	276,978	38,893,251

		155,297,773

Consumer, Cyclical - 2.0%

The Home Depot Inc	121,706	23,354,164

Consumer, Non-Cyclical - 18.7%

AmerisourceBergen Corp	166,721	13,257,654
Amgen Inc	105,719	20,084,496
Anheuser-Busch InBev SA/NV ADR (Belgium)	196,361	16,488,433
Anthem Inc	112,363	32,245,934
CVS Health Corp	222,239	11,985,349
Johnson & Johnson	176,184	24,628,762
Merck & Co Inc	363,053	30,195,118
Novartis AG ADR (Switzerland)	150,272	14,447,150
Pfizer Inc	375,192	15,934,404
Philip Morris International Inc	237,259	20,971,323
UnitedHealth Group Inc	83,958	20,759,455

		220,998,078

Energy - 9.3%

Chevron Corp	206,357	25,419,055
Exxon Mobil Corp	270,193	21,831,594
Halliburton Co	412,792	12,094,806
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	256,701	16,066,916
Schlumberger Ltd	236,155	10,289,273
Suncor Energy Inc (NYSE) (Canada)	742,375	24,075,221

		109,776,865

Financial - 27.9%

American Express Co	258,115	28,211,970
American Tower Corp REIT	168,373	33,179,583
Bank of America Corp	1,114,786	30,756,946
Berkshire Hathaway Inc ‘B’ *	73,580	14,781,486
Capital One Financial Corp	157,404	12,858,333
JPMorgan Chase & Co	501,642	50,781,220
Marsh & McLennan Cos Inc	222,747	20,915,943
MetLife Inc	248,479	10,577,751
State Street Corp	161,937	10,657,074

	Shares	Value
The Bank of New York Mellon Corp	302,380	$15,249,023
The Charles Schwab Corp	328,999	14,067,997
The Progressive Corp	247,096	17,813,151
The Travelers Cos Inc	131,201	17,995,529
US Bancorp	623,418	30,042,513
Wells Fargo & Co	480,711	23,227,956

		331,116,475

Industrial - 14.3%

Deere & Co	110,674	17,690,132
Honeywell International Inc	205,705	32,690,639
Illinois Tool Works Inc	192,444	27,621,487
Martin Marietta Materials Inc	80,117	16,117,938
TE Connectivity Ltd (Switzerland)	327,045	26,408,884
United Parcel Service Inc ‘B’	197,198	22,034,904
United Technologies Corp	210,121	27,082,496

		169,646,480

Technology - 5.5%

Microsoft Corp	281,719	33,225,939
Oracle Corp	446,036	23,956,594
Xerox Corp	236,130	7,551,437

		64,733,970

Utilities - 1.7%

Sempra Energy	161,480	20,323,873

Total Common Stocks (Cost $861,629,005)		1,131,682,278

	Principal Amount

SHORT-TERM INVESTMENT - 4.3%

Repurchase Agreement - 4.3%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $50,931,403; collateralized by U.S. Treasury Notes: 2.375% due 03/15/22 and value $51,951,788)	$50,929,281	50,929,281

Total Short-Term Investment (Cost $50,929,281)		50,929,281

TOTAL INVESTMENTS - 99.9% (Cost $912,558,286)		1,182,611,559

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,572,180

NET ASSETS - 100.0%		$1,184,183,739

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,131,682,278	$1,131,682,278	$-	$-
	Short-Term Investment	50,929,281	-	50,929,281	-

	Total	$1,182,611,559	$1,131,682,278	$50,929,281	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Communications - 13.6%

Amazon.com Inc *	21,873	$38,950,345
Booking Holdings Inc *	6,850	11,952,634
Facebook Inc ‘A’ *	242,502	40,422,658
Motorola Solutions Inc	228,978	32,153,091
Verizon Communications Inc	341,487	20,192,126

		143,670,854

Consumer, Cyclical - 10.9%

Best Buy Co Inc	281,696	20,017,318
DR Horton Inc	131,780	5,453,056
Fastenal Co	231,357	14,878,569
General Motors Co	189,710	7,038,241
Lowe’s Cos Inc	228,262	24,987,841
O’Reilly Automotive Inc *	37,436	14,536,399
Starbucks Corp	251,800	18,718,812
Ulta Beauty Inc *	27,400	9,555,202

		115,185,438

Consumer, Non-Cyclical - 25.1%

Align Technology Inc *	17,560	4,992,835
AstraZeneca PLC ADR (United Kingdom)	266,920	10,791,576
Boston Scientific Corp *	304,323	11,679,917
Church & Dwight Co Inc	196,323	13,984,087
Cintas Corp	32,250	6,518,047
Constellation Brands Inc ‘A’	41,590	7,291,975
DaVita Inc *	73,428	3,986,406
Ecolab Inc	42,869	7,568,093
Elanco Animal Health Inc *	691,330	22,170,953
Gilead Sciences Inc	145,542	9,461,685
Laboratory Corp of America Holdings *	32,049	4,902,856
Merck & Co Inc	487,664	40,559,015
Nielsen Holdings PLC	110,143	2,607,085
Philip Morris International Inc	340,692	30,113,766
S&P Global Inc	88,150	18,559,982
The Procter & Gamble Co	222,920	23,194,826
UnitedHealth Group Inc	137,684	34,043,746
Zimmer Biomet Holdings Inc	104,920	13,398,284

		265,825,134

Energy - 4.3%

Magellan Midstream Partners LP	190,778	11,566,870
Schlumberger Ltd	209,320	9,120,073
Suncor Energy Inc (NYSE) (Canada)	779,510	25,279,509

		45,966,452

Financial - 16.8%

AXA Equitable Holdings Inc	1,033,203	20,808,708
Berkshire Hathaway Inc ‘B’ *	113,766	22,854,452
Intercontinental Exchange Inc	200,982	15,302,770
JPMorgan Chase & Co	432,093	43,740,774
Prologis Inc REIT	418,151	30,085,965
SunTrust Banks Inc	239,081	14,165,549

	Shares	Value
SVB Financial Group *	23,270	$5,174,317
The Progressive Corp	190,186	13,710,509
Visa Inc ‘A’	80,842	12,626,712

		178,469,756

Industrial - 9.5%

Agilent Technologies Inc	274,100	22,032,158
Illinois Tool Works Inc	94,463	13,558,274
Lockheed Martin Corp	88,890	26,681,222
Republic Services Inc	161,178	12,955,488
Union Pacific Corp	149,109	24,931,025

		100,158,167

Technology - 16.0%

Amdocs Ltd	231,038	12,501,466
Apple Inc	65,004	12,347,510
Applied Materials Inc	369,504	14,654,529
Cerner Corp *	86,757	4,963,368
DXC Technology Co	209,324	13,461,626
First Data Corp ‘A’ *	216,020	5,674,845
Microsoft Corp	602,184	71,021,581
NetApp Inc	146,430	10,153,456
ServiceNow Inc *	34,799	8,577,606
Texas Instruments Inc	99,250	10,527,447
Western Digital Corp	121,314	5,830,351

		169,713,785

Utilities - 1.5%

Duke Energy Corp	171,680	15,451,200

Total Common Stocks (Cost $907,864,150)		1,034,440,786

	Principal Amount

SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $20,820,339; collateralized by U.S. Treasury Notes: 1.625% due 11/15/22 and value $21,240,229)	$20,819,471	20,819,471

Total Short-Term Investment (Cost $20,819,471)		20,819,471

TOTAL INVESTMENTS - 99.7% (Cost $928,683,621)		1,055,260,257

OTHER ASSETS & LIABILITIES, NET - 0.3%		3,415,889

NET ASSETS - 100.0%		$1,058,676,146

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,034,440,786	$1,034,440,786	$-	$-
	Short-Term Investment	20,819,471	-	20,819,471	-

	Total	$1,055,260,257	$1,034,440,786	$20,819,471	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Basic Materials - 3.9%

Albemarle Corp	64,780	$5,310,665
CF Industries Holdings Inc	35,255	1,441,224
Huntsman Corp	421,083	9,470,157
Kirkland Lake Gold Ltd (Canada)	214,224	6,514,552
Newmont Mining Corp	154,761	5,535,801
Steel Dynamics Inc	134,262	4,735,421
The Chemours Co	145,446	5,404,773
Westlake Chemical Corp	53,649	3,640,621

		42,053,214

Communications - 8.2%

Arista Networks Inc *	128,725	40,478,863
eBay Inc	233,821	8,684,112
Expedia Group Inc	39,366	4,684,554
IAC/InterActiveCorp *	33,682	7,076,925
Match Group Inc *	73,687	4,171,421
Palo Alto Networks Inc *	37,293	9,057,724
Proofpoint Inc *	51,590	6,264,574
Sprint Corp *	1,519,927	8,587,588

		89,005,761

Consumer, Cyclical - 15.5%

Alaska Air Group Inc	63,567	3,567,380
Allison Transmission Holdings Inc	62,970	2,828,612
American Eagle Outfitters Inc	262,888	5,828,227
Best Buy Co Inc	137,366	9,761,228
Burlington Stores Inc *	6,971	1,092,216
Casey’s General Stores Inc	36,545	4,705,900
Darden Restaurants Inc	58,709	7,131,382
DR Horton Inc	137,210	5,677,750
Floor & Decor Holdings Inc ‘A’ *	195,334	8,051,667
Foot Locker Inc	87,983	5,331,770
Hilton Grand Vacations Inc *	187,998	5,799,738
JetBlue Airways Corp *	488,810	7,996,932
Lear Corp	8,277	1,123,272
Live Nation Entertainment Inc *	57,081	3,626,927
Lululemon Athletica Inc *	25,572	4,190,484
O’Reilly Automotive Inc *	27,047	10,502,350
PulteGroup Inc	185,910	5,198,044
Ralph Lauren Corp	45,595	5,912,760
Ross Stores Inc	25,007	2,328,152
Royal Caribbean Cruises Ltd	28,417	3,257,156
Six Flags Entertainment Corp	96,746	4,774,415
Southwest Airlines Co	55,961	2,904,935
Spirit Airlines Inc *	45,403	2,400,003
Tapestry Inc	131,103	4,259,536
Tenneco Inc ‘A’	154,081	3,414,435
Texas Roadhouse Inc	25,068	1,558,979
The Madison Square Garden Co ‘A’ *	36,932	10,825,877
Thor Industries Inc	163,082	10,171,424
Tractor Supply Co	74,374	7,270,802
Ulta Beauty Inc *	17,295	6,031,285
Vail Resorts Inc	19,014	4,131,742
WW Grainger Inc	20,935	6,299,970

		167,955,350

Consumer, Non-Cyclical - 10.3%

ABIOMED Inc *	30,734	8,777,323
Align Technology Inc *	20,764	5,903,828
BioMarin Pharmaceutical Inc *	52,835	4,693,333
Centene Corp *	64,144	3,406,046
Edwards Lifesciences Corp *	32,676	6,251,899
Hormel Foods Corp	82,894	3,710,335
Humana Inc	3,931	1,045,646
Incyte Corp *	14,065	1,209,731
Ionis Pharmaceuticals Inc *	76,044	6,172,492

	Shares	Value
Jazz Pharmaceuticals PLC *	57,439	$8,210,905
Masimo Corp *	88,671	12,261,426
Molina Healthcare Inc *	31,170	4,424,893
Moody’s Corp	47,430	8,589,099
Supernus Pharmaceuticals Inc *	161,224	5,649,289
Teleflex Inc	18,926	5,718,680
The Clorox Co	34,508	5,537,154
Tyson Foods Inc ‘A’	28,425	1,973,548
United Rentals Inc *	159,504	18,223,332

		111,758,959

Energy - 4.2%

Diamondback Energy Inc	51,085	5,186,660
Encana Corp (NYSE) (Canada)	1,343,730	9,728,605
Parsley Energy Inc ‘A’ *	164,653	3,177,803
Patterson-UTI Energy Inc	543,863	7,624,959
PBF Energy Inc ‘A’	114,197	3,556,095
Valero Energy Corp	188,059	15,953,045

		45,227,167

Financial - 22.8%

AGNC Investment Corp REIT	1,492,494	26,864,892
Arch Capital Group Ltd *	137,277	4,436,793
AvalonBay Communities Inc REIT	62,572	12,560,078
Citizens Financial Group Inc	479,787	15,593,077
Cousins Properties Inc REIT	1,133,244	10,947,137
EPR Properties REIT	197,211	15,165,526
Evercore Inc ‘A’	79,435	7,228,585
First Horizon National Corp	565,366	7,903,817
Healthcare Realty Trust Inc REIT	258,523	8,301,174
Host Hotels & Resorts Inc REIT	856,766	16,192,877
KeyCorp	600,911	9,464,348
Lamar Advertising Co ‘A’ REIT	61,582	4,880,989
LendingTree Inc *	11,671	4,103,057
Lincoln National Corp	141,130	8,284,331
Mid-America Apartment Communities Inc REIT	165,964	18,144,844
Omega Healthcare Investors Inc REIT	296,728	11,320,173
SVB Financial Group *	19,743	4,390,053
The Hanover Insurance Group Inc	40,712	4,648,089
The Hartford Financial Services Group Inc	67,312	3,346,753
Umpqua Holdings Corp	373,842	6,168,393
Voya Financial Inc	613,166	30,633,773
White Mountains Insurance Group Ltd	6,468	5,986,005
WR Berkley Corp	119,201	10,098,709

		246,663,473

Industrial - 13.1%

Acuity Brands Inc	38,144	4,577,661
Aerojet Rocketdyne Holdings Inc *	162,194	5,762,753
BWX Technologies Inc	165,175	8,189,376
Cognex Corp	66,862	3,400,601
Dycom Industries Inc *	41,932	1,926,356
Eagle Materials Inc	25,984	2,190,451
Garmin Ltd	81,096	7,002,640
Harris Corp	13,991	2,234,503
Hexcel Corp	76,202	5,270,130
Huntington Ingalls Industries Inc	24,108	4,995,178
Keysight Technologies Inc *	245,492	21,406,902
Kirby Corp *	48,079	3,611,214
L3 Technologies Inc	7,542	1,556,442
Martin Marietta Materials Inc	13,334	2,682,534
Masco Corp	137,984	5,424,151
Norfolk Southern Corp	18,629	3,481,574
Old Dominion Freight Line Inc	30,290	4,373,573
Parker-Hannifin Corp	50,976	8,748,501
Rockwell Automation Inc	48,448	8,500,686
Textron Inc	100,556	5,094,167
The Timken Co	160,588	7,004,849
Universal Display Corp	48,265	7,377,305

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Vulcan Materials Co	41,234	$4,882,106
Xylem Inc	155,369	12,280,366

		141,974,019

Technology - 14.3%

Analog Devices Inc	25,903	2,726,809
Aspen Technology Inc *	32,510	3,389,493
DXC Technology Co	191,769	12,332,664
IPG Photonics Corp *	36,423	5,528,283
Jack Henry & Associates Inc	39,043	5,416,826
Lam Research Corp	41,665	7,458,452
ON Semiconductor Corp *	199,970	4,113,383
Paychex Inc	61,152	4,904,390
RealPage Inc *	128,226	7,782,036
Science Applications International Corp	57,966	4,460,484
ServiceNow Inc *	98,749	24,340,641
Skyworks Solutions Inc	112,049	9,241,801
Splunk Inc *	101,039	12,589,459
Veeva Systems Inc ‘A’ *	9,408	1,193,499
Workday Inc ‘A’ *	68,486	13,207,525
Xilinx Inc	139,956	17,745,021
Zebra Technologies Corp ‘A’ *	89,268	18,704,324

		155,135,090

Utilities - 7.5%

American Water Works Co Inc	50,772	5,293,489
Atmos Energy Corp	140,509	14,462,591
CMS Energy Corp	226,499	12,579,754
ONE Gas Inc	137,370	12,230,051
Portland General Electric Co	148,843	7,716,021

	Shares	Value
WEC Energy Group Inc	238,011	$18,821,910
Xcel Energy Inc	175,813	9,882,449

		80,986,265

Total Common Stocks (Cost $1,013,626,060)		1,080,759,298

	Principal Amount

SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $1,771,420; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $1,808,981)	$1,771,347	1,771,347

Total Short-Term Investment (Cost $1,771,347)		1,771,347

TOTAL INVESTMENTS - 100.0% (Cost $1,015,397,407)		1,082,530,645

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(37,476)

NET ASSETS - 100.0%		$1,082,493,169

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,080,759,298	$1,080,759,298	$-	$-
	Short-Term Investment	1,771,347	-	1,771,347	-

	Total	$1,082,530,645	$1,080,759,298	$1,771,347	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Basic Materials - 2.5%

Axalta Coating Systems Ltd *	554,219	$13,971,861
RPM International Inc	162,790	9,448,332

		23,420,193

Communications - 8.8%

Arista Networks Inc *	59,115	18,589,303
GrubHub Inc *	198,167	13,766,661
MercadoLibre Inc * (Argentina)	41,471	21,056,071
Palo Alto Networks Inc *	61,003	14,816,409
Proofpoint Inc *	71,502	8,682,488
Twitter Inc *	166,437	5,472,448

		82,383,380

Consumer, Cyclical - 23.0%

BorgWarner Inc	359,338	13,802,172
Burberry Group PLC (United Kingdom)	490,093	12,490,839
Chipotle Mexican Grill Inc *	42,854	30,439,625
Duluth Holdings Inc ‘B’ *	162,809	3,881,366
Dunkin’ Brands Group Inc	239,128	17,958,513
Fastenal Co	296,044	19,038,590
Lululemon Athletica Inc *	109,079	17,874,776
National Vision Holdings Inc *	283,421	8,907,922
O’Reilly Automotive Inc *	47,672	18,511,037
The Scotts Miracle-Gro Co	122,396	9,617,878
Tiffany & Co	153,961	16,250,583
Tractor Supply Co	261,054	25,520,639
Ulta Beauty Inc *	59,279	20,672,366

		214,966,306

Consumer, Non-Cyclical - 26.3%

ABIOMED Inc *	49,394	14,106,433
BioMarin Pharmaceutical Inc *	127,325	11,310,280
CoStar Group Inc *	68,209	31,814,042
DexCom Inc *	117,135	13,950,779
Edwards Lifesciences Corp *	102,468	19,605,202
Glaukos Corp *	153,904	12,061,457
Intuitive Surgical Inc *	32,521	18,555,832
Laboratory Corp of America Holdings *	74,814	11,445,046
MarketAxess Holdings Inc	65,262	16,059,673
Seattle Genetics Inc *	118,797	8,700,692
Sprouts Farmers Market Inc *	628,834	13,545,084
Square Inc ‘A’ *	238,071	17,836,279
The Hershey Co	95,922	11,014,723
TransUnion	281,510	18,816,128
Zoetis Inc	258,604	26,033,665

		244,855,315

Financial - 3.7%

First Republic Bank	168,989	16,976,635
Oaktree Capital Group LLC	170,379	8,459,317
SVB Financial Group *	39,944	8,881,948

		34,317,900

Industrial - 15.7%

Agilent Technologies Inc	143,987	11,573,675
AO Smith Corp	282,226	15,048,290
Coherent Inc *	44,267	6,273,519
Fortive Corp	216,218	18,138,528
Gardner Denver Holdings Inc *	10,130	281,715
Harris Corp	85,040	13,581,738
IDEX Corp	106,451	16,152,875
Keysight Technologies Inc *	240,846	21,001,771
Novanta Inc *	16,757	1,419,821
Spirit AeroSystems Holdings Inc ‘A’	54,439	4,982,802
The Middleby Corp *	136,194	17,709,306

	Shares	Value
Trex Co Inc *	154,850	$9,526,372
Universal Display Corp	69,463	10,617,420

		146,307,832

Technology - 18.6%

Cerner Corp *	212,178	12,138,703
DocuSign Inc *	107,661	5,581,146
Electronic Arts Inc *	237,690	24,156,435
Guidewire Software Inc *	201,888	19,615,438
Jack Henry & Associates Inc	55,890	7,754,179
Maxim Integrated Products Inc	264,663	14,072,132
Microchip Technology Inc	190,602	15,812,342
Monolithic Power Systems Inc	106,286	14,400,690
ServiceNow Inc *	94,924	23,397,817
Teradyne Inc	362,820	14,454,749
Twilio Inc ‘A’ *	91,326	11,797,493
Tyler Technologies Inc *	49,069	10,029,703

		173,210,827

Total Common Stocks (Cost $758,685,044)		919,461,753

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $4,107,709; collateralized by U.S. Treasury Notes: 2.000% due 11/30/22 and value $4,193,754)	$4,107,538	4,107,538

Total Short-Term Investment (Cost $4,107,538)		4,107,538

TOTAL INVESTMENTS - 99.0% (Cost $762,792,582)		923,569,291

OTHER ASSETS & LIABILITIES, NET - 1.0%		9,468,593

NET ASSETS - 100.0%		$933,037,884

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$23,420,193	$23,420,193	$-	$-
	Communications	82,383,380	82,383,380	-	-
	Consumer, Cyclical	214,966,306	202,475,467	12,490,839	-
	Consumer, Non-Cyclical	244,855,315	244,855,315	-	-
	Financial	34,317,900	34,317,900	-	-
	Industrial	146,307,832	146,307,832	-	-
	Technology	173,210,827	173,210,827	-	-

	Total Common Stocks	919,461,753	906,970,914	12,490,839	-

	Short-Term Investment	4,107,538	-	4,107,538	-

	Total	$923,569,291	$906,970,914	$16,598,377	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Basic Materials - 2.6%

FMC Corp	106,430	$8,175,953
Nutrien Ltd (Canada)	182,182	9,611,922
The Mosaic Co	249,281	6,807,864
Versum Materials Inc	31,393	1,579,382

		26,175,121

Communications - 2.6%

eBay Inc	291,955	10,843,209
Expedia Group Inc	78,727	9,368,513
Liberty Global PLC ‘C’ * (United Kingdom)	151,790	3,674,836
Omnicom Group Inc	37,696	2,751,431

		26,637,989

Consumer, Cyclical - 8.3%

BorgWarner Inc	100,501	3,860,244
Delta Air Lines Inc	165,079	8,526,330
Dollar Tree Inc *	51,709	5,431,513
Hasbro Inc	57,748	4,909,735
HD Supply Holdings Inc *	178,444	7,735,547
KAR Auction Services Inc	118,939	6,102,760
Lear Corp	38,979	5,289,840
Nordstrom Inc	57,708	2,561,081
PACCAR Inc	73,722	5,023,417
Ross Stores Inc	54,825	5,104,208
Southwest Airlines Co	170,498	8,850,551
WABCO Holdings Inc *	49,676	6,548,787
WESCO International Inc *	54,319	2,879,450
Wyndham Destinations Inc	107,741	4,362,433
Wyndham Hotels & Resorts Inc	148,541	7,425,565

		84,611,461

Consumer, Non-Cyclical - 13.6%

AmerisourceBergen Corp	81,077	6,447,243
Avery Dennison Corp	76,451	8,638,963
Boston Scientific Corp *	120,850	4,638,223
Centene Corp *	125,944	6,687,626
Coca-Cola European Partners PLC (United Kingdom)	155,641	8,052,865
DaVita Inc *	62,893	3,414,461
Global Payments Inc	53,129	7,253,171
Henry Schein Inc *	59,253	3,561,698
Humana Inc	6,535	1,738,310
ICON PLC * (Ireland)	62,716	8,565,751
IQVIA Holdings Inc *	68,951	9,918,601
Jazz Pharmaceuticals PLC * (Ireland)	36,480	5,214,816
Laboratory Corp of America Holdings *	54,877	8,395,084
ManpowerGroup Inc	59,429	4,914,184
McKesson Corp	77,193	9,036,213
Moody’s Corp	30,951	5,604,917
Nomad Foods Ltd * (United Kingdom)	316,665	6,475,799
Robert Half International Inc	162,924	10,616,128
Tyson Foods Inc ‘A’	53,867	3,739,986
Universal Health Services Inc ‘B’	52,862	7,071,350
Zimmer Biomet Holdings Inc	67,636	8,637,117

		138,622,506

Energy - 5.1%

Apergy Corp *	127,050	5,216,673
Canadian Natural Resources Ltd (Canada)	136,038	3,741,045
Cimarex Energy Co	118,056	8,252,114
Diamondback Energy Inc	85,610	8,691,983
Marathon Oil Corp	211,521	3,534,516
Marathon Petroleum Corp	93,953	5,623,087
Noble Energy Inc	329,737	8,154,396
Pioneer Natural Resources Co	56,316	8,575,801

		51,789,615

	Shares	Value
Financial - 33.5%

Aflac Inc	76,133	$3,806,650
Air Lease Corp	73,344	2,519,366
Alleghany Corp *	31,809	19,479,832
Alliance Data Systems Corp	28,899	5,056,747
American Homes 4 Rent ‘A’ REIT	166,077	3,773,269
Aon PLC (United Kingdom)	97,878	16,707,775
Boston Properties Inc REIT	131,697	17,631,594
Discover Financial Services	313,754	22,326,735
Douglas Emmett Inc REIT	270,220	10,922,292
Duke Realty Corp REIT	299,518	9,159,260
E *TRADE Financial Corp	211,038	9,798,494
East West Bancorp Inc	221,758	10,637,731
Equity Residential REIT	171,982	12,953,684
Everest Re Group Ltd	46,319	10,003,051
Fifth Third Bancorp	411,067	10,367,110
Huntington Bancshares Inc	974,136	12,352,045
KeyCorp	617,257	9,721,798
Kilroy Realty Corp REIT	63,492	4,822,852
Loews Corp	114,322	5,479,453
Marsh & McLennan Cos Inc	66,961	6,287,638
Navient Corp	265,950	3,077,042
Prologis Inc REIT	116,823	8,405,415
Raymond James Financial Inc	70,386	5,659,738
Regency Centers Corp REIT	154,781	10,446,170
Regions Financial Corp	579,806	8,204,255
Reinsurance Group of America Inc	97,528	13,847,025
Retail Properties of America Inc ‘A’ REIT	305,122	3,719,437
SL Green Realty Corp REIT	153,287	13,783,567
SLM Corp	429,290	4,254,264
State Street Corp	51,965	3,419,817
SunTrust Banks Inc	224,630	13,309,328
Synchrony Financial	116,414	3,713,607
TD Ameritrade Holding Corp	285,844	14,289,342
The Allstate Corp	110,550	10,411,599
The Travelers Cos Inc	49,814	6,832,488
Torchmark Corp	49,992	4,096,844
WR Berkley Corp	109,753	9,298,274

		340,575,588

Industrial - 15.0%

AMETEK Inc	210,985	17,505,425
Arrow Electronics Inc *	67,882	5,230,987
Berry Global Group Inc *	16,002	862,028
Crown Holdings Inc *	53,662	2,928,335
Cummins Inc	21,239	3,353,001
Curtiss-Wright Corp	61,039	6,918,160
Dover Corp	142,853	13,399,611
Eaton Corp PLC	117,771	9,487,632
EnerSys	53,647	3,495,639
Flex Ltd *	318,562	3,185,620
Gentex Corp	156,085	3,227,838
Graphic Packaging Holding Co	350,101	4,421,776
Harris Corp	78,673	12,564,865
Huntington Ingalls Industries Inc	27,163	5,628,174
ITT Inc	105,296	6,107,168
Kansas City Southern	36,434	4,225,615
Masco Corp	152,838	6,008,062
Owens Corning	85,199	4,014,577
Parker-Hannifin Corp	79,268	13,603,974
Spirit AeroSystems Holdings Inc ‘A’	33,463	3,062,868
TE Connectivity Ltd (Switzerland)	181,134	14,626,570
Textron Inc	58,123	2,944,511
The Timken Co	83,285	3,632,892
Trinseo SA	57,392	2,599,858

		153,035,186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Technology - 9.6%

Activision Blizzard Inc	87,148	$3,967,848
Amdocs Ltd	64,475	3,488,742
CDK Global Inc	104,318	6,135,985
Cognizant Technology Solutions Corp ‘A’	34,481	2,498,149
Fidelity National Information Services Inc	118,694	13,424,291
First Data Corp ‘A’ *	247,376	6,498,568
Hewlett Packard Enterprise Co	334,591	5,162,739
HP Inc	365,799	7,107,475
KLA-Tencor Corp	38,395	4,584,747
Leidos Holdings Inc	154,570	9,906,391
Marvell Technology Group Ltd	462,967	9,208,414
NetApp Inc	62,233	4,315,236
NetEase Inc ADR (China)	20,014	4,832,380
Qorvo Inc *	103,689	7,437,612
Western Digital Corp	44,960	2,160,778
Xerox Corp	223,044	7,132,947

		97,862,302

Utilities - 7.9%

Alliant Energy Corp	59,658	2,811,682
American Electric Power Co Inc	54,221	4,541,009
DTE Energy Co	92,453	11,532,587
Edison International	69,290	4,290,437
Entergy Corp	116,856	11,174,939
Evergy Inc	92,980	5,397,489
Pinnacle West Capital Corp	188,904	18,055,444
Vistra Energy Corp	190,606	4,961,474
Xcel Energy Inc	307,045	17,258,999

		80,024,060

Total Common Stocks (Cost $957,387,247)		999,333,828

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $13,820,757; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $14,098,095)	$13,820,181	$13,820,181

Total Short-Term Investment (Cost $13,820,181)		13,820,181

TOTAL INVESTMENTS - 99.6% (Cost $971,207,428)		1,013,154,009

OTHER ASSETS & LIABILITIES, NET - 0.4%		3,946,282

NET ASSETS - 100.0%		$1,017,100,291

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$999,333,828	$999,333,828	$-	$-
	Short-Term Investment	13,820,181	-	13,820,181	-

	Total	$1,013,154,009	$999,333,828	$13,820,181	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.8%

Basic Materials - 7.5%

AdvanSix Inc *	2,430	$69,425
AgroFresh Solutions Inc *	3,959	13,223
AK Steel Holding Corp *	39,356	108,229
Allegheny Technologies Inc *	15,762	403,034
American Vanguard Corp	3,645	62,767
Amyris Inc *	3,291	6,878
Carpenter Technology Corp	65,678	3,011,336
Century Aluminum Co *	5,744	51,007
Clearwater Paper Corp *	2,035	39,642
Cleveland-Cliffs Inc	30,887	308,561
Coeur Mining Inc *	19,869	81,066
Commercial Metals Co	14,625	249,795
Compass Minerals International Inc	353	19,193
Energy Fuels Inc *	10,301	34,302
Gold Resource Corp	888	3,490
Hawkins Inc	1,211	44,601
HB Fuller Co	1,631	79,332
Hecla Mining Co	52,501	120,752
Innophos Holdings Inc	2,056	61,968
Innospec Inc	3,047	253,968
Intrepid Potash Inc *	11,870	44,987
Kaiser Aluminum Corp	975	102,112
Koppers Holdings Inc *	734	19,069
Kraton Corp *	329	10,587
Landec Corp *	160,581	1,971,935
Livent Corp *	10,029	123,156
Materion Corp	2,537	144,761
Minerals Technologies Inc	48,770	2,867,188
Neenah Inc	352	22,655
OceanaGold Corp (Australia)	971,857	3,054,439
Oil-Dri Corp of America	632	19,681
PH Glatfelter Co	109,462	1,545,603
PolyOne Corp	532	15,593
PQ Group Holdings Inc *	4,612	69,964
Rayonier Advanced Materials Inc	6,257	84,845
Reliance Steel & Aluminum Co	24,697	2,229,151
Rogers Corp *	1,091	173,338
Schnitzer Steel Industries Inc ‘A’	3,232	77,568
Schweitzer-Mauduit International Inc	3,157	122,239
Sensient Technologies Corp	2,517	170,627
Shiloh Industries Inc *	1,569	8,630
Stepan Co	2,546	222,826
Tronox Holdings PLC ‘A’ * (United Kingdom)	6,367	83,726
United States Lime & Minerals Inc	220	16,966
Universal Stainless & Alloy Products Inc *	1,033	17,117
Valhi Inc	2,735	6,318
Verso Corp ‘A’ *	4,019	86,087

		18,333,737

Communications - 3.6%

1-800-Flowers.com Inc ‘A’ *	2,355	42,932
Acacia Communications Inc *	2,960	169,756
ADTRAN Inc	5,902	80,857
Anaplan Inc *	381	14,996
ATN International Inc	1,295	73,025
Beasley Broadcast Group Inc ‘A’	953	3,793
Boston Omaha Corp ‘A’ *	631	15,737
Calix Inc *	2,720	20,944
Cars.com Inc *	8,688	198,086
Casa Systems Inc *	396	3,287
ChannelAdvisor Corp *	285	3,471
Ciena Corp *	17,964	670,776
Cincinnati Bell Inc *	5,655	53,949
Clear Channel Outdoor Holdings Inc ‘A’ *	4,499	24,070
Clearfield Inc *	471	6,924

	Shares	Value
Consolidated Communications Holdings Inc	8,860	$96,663
DASAN Zhone Solutions Inc *	691	7,387
Digi International Inc *	3,455	43,775
Entercom Communications Corp ‘A’	16,166	84,871
Entravision Communications Corp ‘A’	6,604	21,397
Finisar Corp *	87,766	2,033,538
Fluent Inc *	3,874	21,772
Frontier Communications Corp	12,844	25,560
Fusion Connect Inc *	2,242	2,937
Gannett Co Inc	14,225	149,931
Gray Television Inc *	10,018	213,984
Harmonic Inc *	10,757	58,303
Hemisphere Media Group Inc *	1,202	16,948
Houghton Mifflin Harcourt Co *	11,896	86,484
Infinera Corp *	18,916	82,095
Intelsat SA *	6,946	108,774
InterDigital Inc	2,369	156,307
Iridium Communications Inc *	12,049	318,576
KVH Industries Inc *	1,942	19,789
Lands’ End Inc *	1,331	22,108
Leaf Group Ltd *	543	4,355
Liberty Expedia Holdings Inc ‘A’ *	6,383	273,192
Liberty Latin America Ltd ‘A’ * (Chile)	5,451	105,422
Liberty Latin America Ltd ‘C’ * (Chile)	14,277	277,688
Liquidity Services Inc *	3,468	26,738
LogMeIn Inc	4,123	330,252
Maxar Technologies Inc *	7,171	28,827
Meredith Corp	4,956	273,869
MSG Networks Inc ‘A’ *	7,419	161,363
National CineMedia Inc	9,754	68,766
NeoPhotonics Corp *	4,542	28,569
NETGEAR Inc *	3,036	100,552
New Media Investment Group Inc	7,529	79,055
NII Holdings Inc *	11,152	21,858
pdvWireless Inc *	1,188	41,770
Perficient Inc *	2,474	67,763
Preformed Line Products Co	380	20,174
Ribbon Communications Inc *	6,634	34,165
RigNet Inc *	1,609	15,720
Saga Communications Inc ‘A’	469	15,566
Scholastic Corp	3,541	140,790
Sinclair Broadcast Group Inc ‘A’	4,522	174,007
Spok Holdings Inc	2,293	31,231
TEGNA Inc	27,164	383,012
Telaria Inc *	3,585	22,729
The EW Scripps Co ‘A’	5,579	117,159
The Meet Group Inc *	8,791	44,219
The New York Times Co ‘A’	3,088	101,441
Upwork Inc *	270	5,168
Value Line Inc	57	1,407
ViaSat Inc *	6,941	537,927
Viavi Solutions Inc *	18,320	226,802
WideOpenWest Inc *	3,855	35,081

		8,750,439

Consumer, Cyclical - 8.4%

Abercrombie & Fitch Co ‘A’	8,275	226,818
Acushnet Holdings Corp	4,391	101,608
Altra Industrial Motion Corp	2,080	64,584
AMC Entertainment Holdings Inc ‘A’	6,577	97,668
America’s Car-Mart Inc *	491	44,848
American Axle & Manufacturing Holdings Inc *	13,995	200,268
American Eagle Outfitters Inc	2,012	44,606
Anixter International Inc *	3,699	207,551
Ascena Retail Group Inc *	22,050	23,814
Barnes & Noble Education Inc *	4,696	19,723
Barnes & Noble Inc	7,318	39,737
Bassett Furniture Industries Inc	1,287	21,120
BBX Capital Corp	8,256	48,876

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Beacon Roofing Supply Inc *	2,213	$71,170
Beazer Homes USA Inc *	3,653	42,046
Bed Bath & Beyond Inc	16,524	280,743
Belmond Ltd ‘A’ * (United Kingdom)	9,786	243,965
Big 5 Sporting Goods Corp	2,451	7,794
Big Lots Inc	3,859	146,719
Biglari Holdings Inc ‘A’ *	10	7,354
Biglari Holdings Inc ‘B’ *	123	17,387
BJ’s Wholesale Club Holdings Inc *	6,840	187,416
Blue Bird Corp *	995	16,845
BMC Stock Holdings Inc *	8,043	142,120
Boyd Gaming Corp	893	24,432
Brinker International Inc	14,040	623,095
Caleres Inc	86,972	2,147,339
Callaway Golf Co	3,845	61,251
Cannae Holdings Inc *	8,602	208,685
Carrols Restaurant Group Inc *	664	6,620
Carter’s Inc	13,618	1,372,558
Century Casinos Inc *	3,280	29,717
Century Communities Inc *	2,996	71,814
Chico’s FAS Inc	15,661	66,872
Chuy’s Holdings Inc *	411	9,358
Cinemark Holdings Inc	15,945	637,641
Citi Trends Inc	1,485	28,675
Clarus Corp	2,607	33,396
CompX International Inc	332	4,857
Conn’s Inc *	1,281	29,284
Cooper Tire & Rubber Co	6,338	189,443
Cooper-Standard Holdings Inc *	2,228	104,627
Core-Mark Holding Co Inc	5,263	195,415
Culp Inc	1,347	25,903
Daktronics Inc	4,471	33,309
Dana Inc	1,418	25,155
Del Frisco’s Restaurant Group Inc *	4,021	25,775
Del Taco Restaurants Inc *	3,667	36,890
Denny’s Corp *	1,964	36,039
Designer Brands Inc *	8,620	191,536
Dillard’s Inc ‘A’	1,403	101,044
Dine Brands Global Inc	845	77,140
Drive Shack Inc *	426	1,913
El Pollo Loco Holdings Inc *	2,651	34,490
Empire Resorts Inc *	222	2,231
Eros International PLC * (India)	2,168	19,816
Escalade Inc	1,294	14,454
Ethan Allen Interiors Inc	2,931	56,070
Express Inc *	8,137	34,826
EZCORP Inc ‘A’ *	6,372	59,387
Fiesta Restaurant Group Inc *	611	8,010
Flexsteel Industries Inc	934	21,659
Fossil Group Inc *	4,359	59,805
Foundation Building Materials Inc *	1,445	14,219
Francesca’s Holdings Corp *	4,371	2,957
G-III Apparel Group Ltd *	3,906	156,084
Gaia Inc *	526	4,813
GameStop Corp ‘A’	12,540	127,406
Genesco Inc *	2,451	111,643
Gentherm Inc *	4,393	161,926
GMS Inc *	250	3,780
GNC Holdings Inc ‘A’ *	10,346	28,245
Green Brick Partners Inc *	2,791	24,421
Group 1 Automotive Inc	2,301	148,875
Guess? Inc	7,205	141,218
H&E Equipment Services Inc	885	22,222
Haverty Furniture Cos Inc	2,294	50,193
Hawaiian Holdings Inc	6,153	161,516
Herman Miller Inc	1,057	37,185
Hibbett Sports Inc *	2,223	50,707
Hooker Furniture Corp	807	23,266
Hovnanian Enterprises Inc ‘A’ *	466	5,115
Interface Inc	694	10,632

	Shares	Value
International Speedway Corp ‘A’	2,958	$129,058
J Alexander’s Holdings Inc *	1,531	15,034
J. Jill Inc	2,066	11,342
Jack in the Box Inc	2,708	219,510
JC Penney Co Inc *	39,590	58,989
Johnson Outdoors Inc ‘A’	237	16,912
KB Home	8,535	206,291
Kimball International Inc ‘B’	525	7,423
Kirkland’s Inc *	1,484	10,433
Knoll Inc	315	5,957
La-Z-Boy Inc	3,365	111,011
LCI Industries	30,971	2,379,192
Lifetime Brands Inc	1,407	13,296
Lithia Motors Inc ‘A’	1,081	100,263
Lumber Liquidators Holdings Inc *	710	7,171
M/I Homes Inc *	2,728	72,619
MarineMax Inc *	1,213	23,241
Marriott Vacations Worldwide Corp	814	76,109
MDC Holdings Inc	6,147	178,632
Meritage Homes Corp *	4,479	200,256
Mesa Air Group Inc *	1,151	9,599
Methode Electronics Inc	2,435	70,079
Miller Industries Inc	1,289	39,766
Mobile Mini Inc	645	21,891
Modine Manufacturing Co *	5,161	71,583
Monarch Casino & Resort Inc *	306	13,440
Motorcar Parts of America Inc *	2,331	43,986
Movado Group Inc	1,877	68,285
Nautilus Inc *	350	1,946
Navistar International Corp *	5,838	188,567
Office Depot Inc	68,344	248,089
Papa John’s International Inc	1,483	78,525
Party City Holdco Inc *	6,568	52,150
PC Connection Inc	1,429	52,401
Penn National Gaming Inc *	9,656	194,086
PetIQ Inc *	74	2,324
Pier 1 Imports Inc *	9,874	7,539
RCI Hospitality Holdings Inc	304	6,983
Reading International Inc ‘A’ *	2,040	32,558
Red Lion Hotels Corp *	2,046	16,532
Red Robin Gourmet Burgers Inc *	1,641	47,277
Regis Corp *	3,815	75,041
REV Group Inc	3,112	34,076
Rite Aid Corp *	132,477	84,123
Rocky Brands Inc	854	20,462
RTW RetailWinds Inc *	1,322	3,173
Rush Enterprises Inc ‘A’	2,018	84,373
Rush Enterprises Inc ‘B’	335	13,913
Sally Beauty Holdings Inc *	11,111	204,553
ScanSource Inc *	3,158	113,120
Shoe Carnival Inc	1,253	42,640
Signet Jewelers Ltd (NYSE)	6,513	176,893
SkyWest Inc	6,388	346,805
Sonic Automotive Inc ‘A’	3,059	45,304
Sonos Inc *	989	10,177
Speedway Motorsports Inc	1,457	21,083
Spirit Airlines Inc *	8,603	454,755
Standard Motor Products Inc	2,675	131,342
Steelcase Inc ‘A’	10,797	157,096
Superior Industries International Inc	3,068	14,604
Systemax Inc	383	8,671
Taylor Morrison Home Corp ‘A’ *	12,311	218,520
Tenneco Inc ‘A’	1,197	26,526
The Buckle Inc	2,924	54,737
The Cato Corp ‘A’	2,838	42,513
The Container Store Group Inc *	1,856	16,333
The Habit Restaurants Inc ‘A’ *	2,542	27,504
The Lovesac Co *	368	10,234
The Marcus Corp	2,494	99,885
The New Home Co Inc *	1,764	8,397

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
The St Joe Co *	4,300	$70,907
Tile Shop Holdings Inc	2,407	13,624
Tilly’s Inc ‘A’	2,129	23,696
Titan International Inc	6,319	37,724
Titan Machinery Inc *	2,394	37,251
Toll Brothers Inc	19,726	714,081
Tower International Inc	2,433	51,166
Town Sports International Holdings Inc *	1,638	7,797
TRI Pointe Group Inc *	16,887	213,452
Triton International Ltd (Bermuda)	6,485	201,683
Tupperware Brands Corp	6,115	156,422
Unifi Inc *	15,621	302,266
UniFirst Corp	1,669	256,191
Universal Electronics Inc *	1,659	61,632
Vera Bradley Inc *	2,856	37,842
Veritiv Corp *	1,478	38,901
Vista Outdoor Inc *	7,035	56,350
Wabash National Corp	4,901	66,409
Weyco Group Inc	781	24,180
William Lyon Homes ‘A’ *	3,307	50,829
Wingstop Inc	274	20,832
World Fuel Services Corp	8,403	242,763
YETI Holdings Inc *	918	27,769
Zumiez Inc *	1,658	41,268

		20,713,967

Consumer, Non-Cyclical - 7.8%

AAC Holdings Inc *	763	1,404
Aaron’s Inc	8,678	456,463
Abeona Therapeutics Inc *	379	2,789
ABM Industries Inc	8,293	301,451
Acacia Research Corp *	6,243	20,352
Acceleron Pharma Inc *	916	42,658
ACCO Brands Corp	12,810	109,654
Achaogen Inc *	453	207
Achillion Pharmaceuticals Inc *	17,137	50,726
Aclaris Therapeutics Inc *	561	3,360
Acorda Therapeutics Inc *	4,774	63,446
Adamas Pharmaceuticals Inc *	1,361	9,677
Adtalem Global Education Inc *	7,210	333,967
Adverum Biotechnologies Inc *	6,331	33,174
AgeX Therapeutics Inc *	857	3,471
Akebia Therapeutics Inc *	854	6,994
Akorn Inc *	9,961	35,063
Albireo Pharma Inc *	887	28,570
Alder Biopharmaceuticals Inc *	1,411	19,260
Alector Inc *	203	3,800
Alico Inc	324	8,816
Allakos Inc *	281	11,380
Allogene Therapeutics Inc *	447	12,923
AMAG Pharmaceuticals Inc *	4,346	55,976
American Public Education Inc *	1,918	57,770
American Renal Associates Holdings Inc *	152	933
AMN Healthcare Services Inc *	6,500	306,085
Amphastar Pharmaceuticals Inc *	2,743	56,039
AngioDynamics Inc *	4,594	105,019
Anika Therapeutics Inc *	1,744	52,739
Aptinyx Inc *	259	1,049
Aquestive Therapeutics Inc *	196	1,354
Aratana Therapeutics Inc *	2,835	10,206
Arbutus Biopharma Corp * (Canada)	3,221	11,531
Arcus Biosciences Inc *	1,182	14,763
Ardelyx Inc *	5,249	14,697
Arena Pharmaceuticals Inc *	1,244	55,769
Arlo Technologies Inc *	4,850	20,030
ArQule Inc *	1,000	4,790
Arvinas Inc *	152	2,244
Assertio Therapeutics Inc *	974	4,938
Audentes Therapeutics Inc *	380	14,828
Avalara Inc *	586	32,693

	Shares	Value
Avanos Medical Inc *	5,890	$251,385
AVEO Pharmaceuticals Inc *	5,239	4,296
Avrobio Inc *	331	7,299
Axonics Modulation Technologies Inc *	199	4,766
B&G Foods Inc	7,362	179,780
Bellicum Pharmaceuticals Inc *	1,627	5,483
BioCryst Pharmaceuticals Inc *	2,197	17,884
BioScrip Inc *	14,120	28,240
BioTime Inc *	8,577	11,236
BrightView Holdings Inc *	1,611	23,198
Brookdale Senior Living Inc *	23,340	153,577
Cadiz Inc *	2,739	26,514
CAI International Inc *	1,239	28,745
Cal-Maine Foods Inc	2,306	102,917
Calithera Biosciences Inc *	3,904	26,313
Cambrex Corp *	39,427	1,531,739
Cara Therapeutics Inc *	542	10,634
Cardtronics PLC ‘A’ *	969	34,477
CareDx Inc *	230	7,250
Carriage Services Inc	1,384	26,642
CASI Pharmaceuticals Inc *	607	1,742
Catalyst Biosciences Inc *	1,493	12,108
CBIZ Inc *	6,488	131,317
Cellular Biomedicine Group Inc *	334	5,778
Central Garden & Pet Co *	317	8,103
Central Garden & Pet Co ‘A’ *	1,239	28,807
Cerus Corp *	2,073	12,915
Chimerix Inc *	5,753	12,081
Community Health Systems Inc *	10,865	40,526
Concert Pharmaceuticals Inc *	2,696	32,541
CONMED Corp	2,007	166,942
Constellation Pharmaceuticals Inc *	364	4,932
Corium International Inc *	409	74
Corvus Pharmaceuticals Inc *	185	744
CRA International Inc	730	36,894
Crinetics Pharmaceuticals Inc *	161	3,664
Cross Country Healthcare Inc *	4,463	31,375
CryoLife Inc *	1,442	42,063
Cymabay Therapeutics Inc *	1,741	23,120
Cytokinetics Inc *	495	4,005
Darling Ingredients Inc *	20,547	444,843
Dean Foods Co	11,450	34,693
Diplomat Pharmacy Inc *	1,439	8,361
Dynavax Technologies Corp *	878	6,418
Edgewell Personal Care Co *	6,775	297,355
Eidos Therapeutics Inc *	326	7,645
Emerald Expositions Events Inc	3,121	39,637
Endo International PLC *	26,342	211,526
Ennis Inc	3,147	65,332
Epizyme Inc *	2,085	25,833
EVERTEC Inc (Puerto Rico)	1,248	34,707
Evo Payments Inc ‘A’ *	649	18,853
Farmer Brothers Co *	1,260	25,213
Five Prime Therapeutics Inc *	4,137	55,436
FONAR Corp *	642	13,142
Forty Seven Inc *	356	5,753
Fresh Del Monte Produce Inc	3,822	103,309
FTI Consulting Inc *	4,761	365,740
Gossamer Bio Inc *	205	4,442
Gritstone Oncology Inc *	137	1,822
Guardant Health Inc *	302	23,163
Harvard Bioscience Inc *	4,015	17,305
Helen of Troy Ltd *	2,984	346,025
Hertz Global Holdings Inc *	6,877	119,453
HMS Holdings Corp *	1,342	39,737
Hostess Brands Inc *	12,417	155,212
Huron Consulting Group Inc *	33,621	1,587,584
I3 Verticals Inc ‘A’ *	245	5,885
ICF International Inc	2,012	153,073
Immune Design Corp *	3,566	20,861

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Immunomedics Inc *	1,719	$33,022
Information Services Group Inc *	1,890	7,050
Ingles Markets Inc ‘A’	1,784	49,274
Integer Holdings Corp *	1,046	78,889
Inter Parfums Inc	169	12,822
Intra-Cellular Therapies Inc *	2,866	34,908
Invacare Corp	4,131	34,576
K12 Inc *	4,711	160,786
Karyopharm Therapeutics Inc *	605	3,533
Kelly Services Inc ‘A’	3,930	86,696
Kezar Life Sciences Inc *	294	5,216
Kiniksa Pharmaceuticals Ltd ‘A’ *	310	5,599
Kodiak Sciences Inc *	331	2,161
Lancaster Colony Corp	648	101,535
Lannett Co Inc *	3,753	29,536
Lantheus Holdings Inc *	397	9,719
Laureate Education Inc ‘A’ *	11,840	177,245
Limoneira Co	1,266	29,789
Liquidia Technologies Inc *	178	2,026
LivaNova PLC *	1,284	124,869
LiveRamp Holdings Inc *	4,247	231,759
LogicBio Therapeutics Inc *	282	2,786
LSC Communications Inc	4,044	26,407
Luminex Corp	2,941	67,672
Magellan Health Inc *	2,992	197,233
Magenta Therapeutics Inc *	275	4,529
Mallinckrodt PLC *	10,328	224,531
Maple Leaf Foods Inc (Canada)	150,288	3,476,187
Matthews International Corp ‘A’	3,898	144,031
MeiraGTx Holdings PLC *	234	4,032
Melinta Therapeutics Inc *	827	2,936
Menlo Therapeutics Inc *	1,262	9,907
Meridian Bioscience Inc	572	10,073
MGP Ingredients Inc	178	13,733
Minerva Neurosciences Inc *	408	3,207
Miragen Therapeutics Inc *	512	1,428
Molecular Templates Inc *	1,649	9,581
MoneyGram International Inc *	3,747	7,644
Myriad Genetics Inc *	969	32,171
NanoString Technologies Inc *	274	6,557
NantKwest Inc *	3,005	4,748
National HealthCare Corp	1,504	114,124
National Research Corp	100	3,860
Natural Grocers by Vitamin Cottage Inc *	1,175	14,041
Nature’s Sunshine Products Inc *	1,123	10,433
Navigant Consulting Inc	5,275	102,704
Neon Therapeutics Inc *	586	3,786
Neos Therapeutics Inc *	321	838
Neuronetics Inc *	114	1,739
NewLink Genetics Corp *	3,450	6,658
Novavax Inc *	30,339	16,714
Nymox Pharmaceutical Corp * (Canada)	2,921	5,754
OPKO Health Inc *	40,381	105,394
OraSure Technologies Inc *	444	4,951
Orthofix Medical Inc *	542	30,574
Osmotica Pharmaceuticals PLC *	294	1,058
Ovid therapeutics Inc *	432	765
Owens & Minor Inc	7,529	30,869
Patterson Cos Inc	10,298	225,011
PDL BioPharma Inc *	18,079	67,254
Phibro Animal Health Corp ‘A’	167	5,511
Portola Pharmaceuticals Inc *	609	21,132
Prestige Consumer Healthcare Inc *	6,545	195,761
Principia Biopharma Inc *	115	3,910
Proteostasis Therapeutics Inc *	622	784
Prothena Corp PLC * (Ireland)	5,079	61,608
Pyxus International Inc *	1,051	25,108
Quad/Graphics Inc	3,850	45,815
Quanex Building Products Corp	4,112	65,340
R1 RCM Inc *	942	9,109

	Shares	Value
Ra Pharmaceuticals Inc *	2,187	$48,989
Rent-A-Center Inc *	5,585	116,559
Replimune Group Inc *	223	3,394
Resources Connection Inc	2,593	42,888
resTORbio Inc *	972	6,629
Revlon Inc ‘A’ *	155	3,004
Rigel Pharmaceuticals Inc *	1,951	5,014
Rockwell Medical Inc *	301	1,713
Rosetta Stone Inc *	2,106	46,016
RR Donnelley & Sons Co	8,925	42,126
RTI Surgical Holdings Inc *	5,749	34,551
Rubius Therapeutics Inc *	660	11,946
Sanderson Farms Inc	2,484	327,491
Scholar Rock Holding Corp *	313	5,881
scPharmaceuticals Inc *	835	2,505
SEACOR Marine Holdings Inc *	1,995	26,553
SeaSpine Holdings Corp *	1,822	27,476
Seneca Foods Corp ‘A’ *	863	21,230
SI-BONE Inc *	111	2,091
Smart & Final Stores Inc *	2,997	14,805
SP Plus Corp *	2,006	68,445
SpartanNash Co	4,484	71,161
Spectrum Pharmaceuticals Inc *	1,011	10,808
Spero Therapeutics Inc *	1,031	13,207
Surgery Partners Inc *	2,112	23,823
Sutro Biopharma Inc *	231	2,631
Syndax Pharmaceuticals Inc *	1,118	5,869
Syneos Health Inc *	7,150	370,084
Synlogic Inc *	1,930	14,649
Synthorx Inc *	182	3,707
Team Inc *	3,551	62,142
Tejon Ranch Co *	2,631	46,306
Tetraphase Pharmaceuticals Inc *	6,499	8,709
Textainer Group Holdings Ltd * (China)	3,360	32,424
The Andersons Inc	3,411	109,937
The Hackett Group Inc	260	4,108
The Medicines Co *	635	17,748
The Simply Good Foods Co *	7,688	158,296
Tocagen Inc *	205	2,228
Tootsie Roll Industries Inc	1,771	65,954
Translate Bio Inc *	668	6,807
Travelport Worldwide Ltd	12,814	201,564
Tricida Inc *	356	13,749
Triple-S Management Corp ‘B’ * (Puerto Rico)	2,758	62,938
TrueBlue Inc *	4,755	112,408
Twist Bioscience Corp *	118	2,735
United Natural Foods Inc *	6,445	85,203
Universal Corp	3,099	178,595
Utah Medical Products Inc	76	6,707
Vector Group Ltd	7,070	76,285
Vectrus Inc *	1,408	37,439
Verrica Pharmaceuticals Inc *	295	3,189
Viad Corp	1,026	57,754
Village Super Market Inc ‘A’	1,050	28,696
Weight Watchers International Inc *	277	5,582
Weis Markets Inc	1,204	49,135
Xeris Pharmaceuticals Inc *	487	4,889
XOMA Corp *	422	5,224
Y-mAbs Therapeutics Inc *	145	3,800
Zafgen Inc *	434	1,189
Zogenix Inc *	1,291	71,018

		19,252,533

Energy - 4.3%

Abraxas Petroleum Corp *	1,037	1,296
Adams Resources & Energy Inc	305	11,913
Advanced Emissions Solutions Inc	290	3,352
Alta Mesa Resources Inc ‘A’ *	12,054	3,199
Approach Resources Inc *	6,110	2,161
Arch Coal Inc ‘A’	2,194	200,246

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Archrock Inc	15,893	$155,434
Basic Energy Services Inc *	2,411	9,162
Berry Petroleum Corp	3,967	45,779
Bonanza Creek Energy Inc *	2,393	54,297
Bristow Group Inc *	4,220	4,684
C&J Energy Services Inc *	7,946	123,322
California Resources Corp *	5,671	145,801
Callon Petroleum Co *	28,747	217,040
CARBO Ceramics Inc *	2,584	9,044
Clean Energy Fuels Corp *	16,991	52,502
CONSOL Energy Inc *	1,964	67,208
CVR Energy Inc	116	4,779
Dawson Geophysical Co *	2,578	7,554
Delek US Holdings Inc	764	27,825
Denbury Resources Inc *	30,297	62,109
Diamond Offshore Drilling Inc *	8,004	83,962
Dril-Quip Inc *	4,499	206,279
Earthstone Energy Inc ‘A’ *	2,378	16,836
Enphase Energy Inc *	10,854	100,182
EP Energy Corp ‘A’ *	5,423	1,410
Era Group Inc *	2,494	28,781
Exterran Corp *	4,003	67,451
Flotek Industries Inc *	6,966	22,570
Forum Energy Technologies Inc *	9,988	51,039
Frank’s International NV *	9,158	56,871
FTS International Inc *	4,004	40,040
FuelCell Energy Inc *	10,156	2,500
FutureFuel Corp	3,242	43,443
Goodrich Petroleum Corp *	288	3,917
Green Plains Inc	4,980	83,066
Gulfport Energy Corp *	21,965	176,159
Halcon Resources Corp *	16,904	22,820
Hallador Energy Co	2,296	12,077
Helix Energy Solutions Group Inc *	17,723	140,189
HighPoint Resources Corp *	13,743	30,372
Hunting PLC (United Kingdom)	385,409	2,983,521
Independence Contract Drilling Inc *	3,834	10,620
Isramco Inc *	69	7,797
Keane Group Inc *	290	3,158
KLX Energy Services Holdings Inc *	2,497	62,775
Laredo Petroleum Inc *	13,376	41,332
Matador Resources Co *	987	19,079
Matrix Service Co *	3,310	64,810
McDermott International Inc *	22,551	167,779
Midstates Petroleum Co Inc *	1,844	18,016
Montage Resources Corp *	392	5,896
MRC Global Inc *	4,785	83,642
Murphy USA Inc *	3,085	264,138
NACCO Industries Inc ‘A’	477	18,231
Natural Gas Services Group Inc *	22,869	395,862
NCS Multistage Holdings Inc *	1,213	6,283
Newpark Resources Inc *	11,181	102,418
Nine Energy Service Inc *	1,832	41,495
Noble Corp PLC *	30,909	88,709
Northern Oil and Gas Inc *	18,029	49,399
NOW Inc *	13,561	189,312
Nuverra Environmental Solutions Inc *	270	2,403
Oasis Petroleum Inc *	33,669	203,361
Oceaneering International Inc *	12,455	196,415
Oil States International Inc *	7,476	126,793
Panhandle Oil and Gas Inc ‘A’	1,039	16,312
Par Pacific Holdings Inc *	3,684	65,612
Pattern Energy Group Inc ‘A’	10,181	223,982
PDC Energy Inc *	8,326	338,702
Peabody Energy Corp	9,824	278,314
Pioneer Energy Services Corp *	8,881	15,719
Quintana Energy Services Inc *	671	2,899
Ramaco Resources Inc *	76	441
Renewable Energy Group Inc *	4,260	93,550
REX American Resources Corp *	683	55,057

	Shares	Value
Ring Energy Inc *	401	$2,354
Rowan Cos PLC ‘A’ *	16,034	173,007
SandRidge Energy Inc *	3,883	31,142
Select Energy Services Inc ‘A’ *	4,412	53,032
SemGroup Corp ‘A’	9,921	146,236
SilverBow Resources Inc *	909	20,907
Smart Sand Inc *	2,796	12,442
Southwestern Energy Co *	73,971	346,924
SunCoke Energy Inc *	8,020	68,090
Sunrun Inc *	12,083	169,887
Superior Energy Services Inc *	19,243	89,865
Talos Energy Inc *	2,556	67,887
TerraForm Power Inc ‘A’	7,569	103,998
TETRA Technologies Inc *	2,105	4,926
Thermon Group Holdings Inc *	2,845	69,731
Trecora Resources *	2,659	24,170
Ultra Petroleum Corp *	20,200	12,322
Unit Corp *	6,552	93,300
US Silica Holdings Inc	3,827	66,437
Vivint Solar Inc *	3,488	17,335
W&T Offshore Inc *	11,789	81,344
Warrior Met Coal Inc	5,422	164,829

		10,462,668

Financial - 36.5%

1st Constitution Bancorp	948	16,846
1st Source Corp	1,936	86,946
Acadia Realty Trust REIT	10,141	276,545
ACNB Corp	870	32,190
AG Mortgage Investment Trust Inc REIT	3,546	59,715
Agree Realty Corp REIT	4,208	291,783
Aircastle Ltd	6,786	137,349
Alexander & Baldwin Inc REIT	8,589	218,504
Allegiance Bancshares Inc *	1,169	39,419
Altisource Portfolio Solutions SA *	1,185	28,049
Amalgamated Bank ‘A’	1,284	20,095
Ambac Financial Group Inc *	5,362	97,159
American Assets Trust Inc REIT	4,845	222,192
American Equity Investment Life Holding Co	11,224	303,272
American National Bankshares Inc	1,062	37,085
American Realty Investors Inc *	229	2,771
AMERISAFE Inc	2,316	137,570
Ames National Corp	1,110	30,425
Anworth Mortgage Asset Corp REIT	12,421	50,181
Apollo Commercial Real Estate Finance Inc REIT	15,496	282,027
Arbor Realty Trust Inc REIT	9,084	117,819
Ares Commercial Real Estate Corp REIT	3,454	52,466
Argo Group International Holdings Ltd	4,086	288,717
Arlington Asset Investment Corp ‘A’	3,774	30,041
Armada Hoffler Properties Inc REIT	4,089	63,748
ARMOUR Residential REIT Inc	6,458	126,125
Arrow Financial Corp	1,527	50,223
Ashford Hospitality Trust Inc REIT	10,666	50,663
Associated Capital Group Inc ‘A’	302	11,947
Atlantic Capital Bancshares Inc *	1,013	18,062
Auburn National Bancorporation Inc	280	11,040
B. Riley Financial Inc	2,579	43,044
Banc of California Inc	5,309	73,477
BancFirst Corp	1,747	91,106
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	3,775	75,198
BancorpSouth Bank	11,845	334,266
Bank of Commerce Holdings	1,921	20,267
Bank of Marin Bancorp	1,703	69,295
Bank7 Corp *	354	6,149
BankFinancial Corp	1,638	24,357
Bankwell Financial Group Inc	624	18,208
Banner Corp	3,984	215,813
Bar Harbor Bankshares	1,923	49,748

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Baycom Corp *	1,294	$29,296
BCB Bancorp Inc	1,787	23,946
Berkshire Hills Bancorp Inc	5,026	136,908
Blackstone Mortgage Trust Inc ‘A’ REIT	14,351	495,971
Blucora Inc *	1,650	55,077
Blue Hills Bancorp Inc	1,536	36,710
Bluerock Residential Growth REIT Inc	3,068	33,073
Boston Private Financial Holdings Inc	10,012	109,732
Braemar Hotels & Resorts Inc REIT	3,717	45,385
Brandywine Realty Trust REIT	94,359	1,496,534
Bridge Bancorp Inc	2,052	60,124
Bridgewater Bancshares Inc *	2,892	29,817
BrightSphere Investment Group PLC	1,473	19,974
Brookline Bancorp Inc	9,762	140,573
BRT Apartments Corp REIT	1,238	17,183
Bryn Mawr Bank Corp	67,721	2,446,760
Business First Bancshares Inc	1,352	33,178
Byline Bancorp Inc *	1,973	36,461
C&F Financial Corp	404	20,442
Cadence BanCorp	9,971	184,962
Cambridge Bancorp	333	27,589
Camden National Corp	1,970	82,188
Capital Bancorp Inc *	645	7,495
Capital City Bank Group Inc	1,448	31,537
Capitol Federal Financial Inc	16,532	220,702
Capstar Financial Holdings Inc	718	10,368
Capstead Mortgage Corp REIT	10,514	90,315
CareTrust REIT Inc	10,432	244,735
Carolina Financial Corp	770	26,634
CatchMark Timber Trust Inc ‘A’ REIT	6,123	60,128
Cathay General Bancorp	9,744	330,419
CB Financial Services Inc	547	12,980
CBL & Associates Properties Inc REIT	21,507	33,336
CBTX Inc	2,233	72,506
Cedar Realty Trust Inc REIT	11,536	39,222
CenterState Bank Corp	11,567	275,410
Central Pacific Financial Corp	3,236	93,326
Central Valley Community Bancorp	1,419	27,741
Century Bancorp Inc ‘A’	368	26,864
Chatham Lodging Trust REIT	5,672	109,129
Chemical Financial Corp	61,193	2,518,704
Chemung Financial Corp	444	20,837
Cherry Hill Mortgage Investment Corp REIT	1,981	34,113
Chesapeake Lodging Trust REIT	7,471	207,769
Citizens & Northern Corp	1,530	38,311
Citizens Inc *	6,095	40,654
City Holding Co	1,779	135,542
City Office REIT Inc	3,999	45,229
Civista Bancshares Inc	1,270	27,724
CNB Financial Corp	1,675	42,327
CNO Financial Group Inc	20,702	334,958
Coastal Financial Corp *	823	13,983
Codorus Valley Bancorp Inc	1,142	24,382
Colony Credit Real Estate Inc REIT	10,560	165,370
Columbia Banking System Inc	80,971	2,646,942
Columbia Financial Inc *	6,223	97,514
Community Bank System Inc	6,293	376,133
Community Bankers Trust Corp	2,722	19,925
Community Healthcare Trust Inc REIT	2,185	78,420
Community Trust Bancorp Inc	1,909	78,384
ConnectOne Bancorp Inc	2,709	53,367
Consolidated-Tomoka Land Co	334	19,723
CoreCivic Inc REIT	14,901	289,824
CorEnergy Infrastructure Trust Inc REIT	1,490	54,757
CorePoint Lodging Inc REIT	5,140	57,414
County Bancorp Inc	671	11,810
Cousins Properties Inc REIT	52,636	508,464
Cowen Inc *	1,781	25,807
Crawford & Co ‘B’	1,412	12,892
Cushman & Wakefield PLC *	1,439	25,614

	Shares	Value
Customers Bancorp Inc *	2,346	$42,955
CVB Financial Corp	14,119	297,205
DiamondRock Hospitality Co REIT	26,030	281,905
Dime Community Bancshares Inc	3,948	73,946
Donegal Group Inc ‘A’	1,243	16,718
Dynex Capital Inc REIT	8,676	52,837
Eagle Bancorp Inc *	792	39,758
Easterly Government Properties Inc REIT	5,750	103,557
eHealth Inc *	2,758	171,934
EMC Insurance Group Inc	1,130	36,024
Employers Holdings Inc	3,908	156,750
Encore Capital Group Inc *	3,294	89,696
Enstar Group Ltd * (Bermuda)	1,525	265,350
Entegra Financial Corp *	742	16,658
Enterprise Bancorp Inc	1,150	33,039
Enterprise Financial Services Corp	1,853	75,547
Equity Bancshares Inc ‘A’ *	1,123	32,342
Esquire Financial Holdings Inc *	498	11,334
ESSA Bancorp Inc	1,117	17,202
Essent Group Ltd *	5,914	256,963
Essential Properties Realty Trust Inc REIT	3,821	74,586
Evans Bancorp Inc	585	20,855
Exantas Capital Corp REIT	3,772	40,096
Farmers & Merchants Bancorp Inc	119	3,582
Farmers National Banc Corp	3,198	44,100
Farmland Partners Inc REIT	4,036	25,830
FB Financial Corp	1,040	33,030
FBL Financial Group Inc ‘A’	1,252	78,525
Federal Agricultural Mortgage Corp ‘C’	765	55,409
Federated Investors Inc ‘B’	3,203	93,880
FedNat Holding Co	693	11,116
FGL Holdings	18,463	145,304
Fidelity D&D Bancorp Inc	327	19,332
Fidelity Southern Corp	2,769	75,843
Financial Institutions Inc	1,947	52,919
First Bancorp Inc	1,241	30,926
First Bancorp NC	3,666	127,430
First BanCorp (Puerto Rico)	26,784	306,945
First Bank	1,981	22,841
First Busey Corp	5,586	136,298
First Business Financial Services Inc	1,027	20,561
First Choice Bancorp	1,114	23,951
First Commonwealth Financial Corp	12,090	152,334
First Community Bankshares Inc	1,924	63,761
First Community Corp	852	16,248
First Defiance Financial Corp	2,564	73,689
First Financial Bancorp	11,911	286,579
First Financial Corp	1,510	63,420
First Financial Northwest Inc	831	13,088
First Foundation Inc	3,151	42,759
First Guaranty Bancshares Inc	651	13,346
First Horizon National Corp	192,252	2,687,683
First Industrial Realty Trust Inc REIT	12,231	432,488
First Internet Bancorp	1,188	22,964
First Interstate BancSystem Inc ‘A’	4,157	165,532
First Merchants Corp	6,218	229,133
First Mid-Illinois Bancshares Inc	1,617	53,878
First Midwest Bancorp Inc	13,248	271,054
First Northwest Bancorp	1,146	17,843
First Savings Financial Group Inc	230	12,432
First United Corp	828	14,291
Flagstar Bancorp Inc	3,723	122,561
Flushing Financial Corp	3,381	74,145
Focus Financial Partners Inc ‘A’ *	1,340	47,758
Forestar Group Inc *	1,329	22,978
Four Corners Property Trust Inc REIT	2,658	78,677
Franklin Financial Network Inc	1,604	46,532
Franklin Street Properties Corp REIT	12,903	92,773
Front Yard Residential Corp REIT	6,263	58,058
FRP Holdings Inc *	723	34,393

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
FS Bancorp Inc	252	$12,721
Fulton Financial Corp	20,968	324,585
FVCBankcorp Inc *	185	3,128
GAIN Capital Holdings Inc	3,514	22,068
GAMCO Investors Inc ‘A’	519	10,640
Genworth Financial Inc ‘A’ *	63,233	242,182
German American Bancorp Inc	21,311	626,543
Getty Realty Corp REIT	4,142	132,668
Glacier Bancorp Inc	34,429	1,379,570
Gladstone Commercial Corp REIT	3,557	73,879
Gladstone Land Corp REIT	1,835	23,213
Global Indemnity Ltd (Cayman)	878	26,674
Global Medical REIT Inc	2,704	26,553
Global Net Lease Inc REIT	9,653	182,442
Goosehead Insurance Inc ‘A’	1,191	33,205
Granite Point Mortgage Trust Inc REIT	5,180	96,193
Great Ajax Corp REIT	1,972	27,095
Great Southern Bancorp Inc	1,387	71,985
Great Western Bancorp Inc	7,176	226,690
Greene County Bancorp Inc	79	2,398
Greenhill & Co Inc	215	4,625
Greenlight Capital Re Ltd ‘A’ *	3,541	38,491
Griffin Industrial Realty Inc	102	3,555
Guaranty Bancshares Inc	921	26,912
Hallmark Financial Services Inc *	1,649	17,150
Hancock Whitney Corp	10,696	432,118
Hanmi Financial Corp	3,376	71,808
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	7,482	191,838
HarborOne Bancorp Inc *	948	16,306
HCI Group Inc	913	39,012
Healthcare Realty Trust Inc REIT	15,529	498,636
Heartland Financial USA Inc	3,746	159,767
Heritage Commerce Corp	466	5,639
Heritage Financial Corp	4,511	135,962
Heritage Insurance Holdings Inc	2,221	32,427
Hersha Hospitality Trust REIT	4,493	77,010
Highwoods Properties Inc REIT	55,051	2,575,286
Hilltop Holdings Inc	8,987	164,013
Hingham Institution for Savings	94	16,169
Home Bancorp Inc	964	32,053
Home BancShares Inc	15,300	268,821
HomeStreet Inc *	3,055	80,499
HomeTrust Bancshares Inc	1,509	38,027
Hope Bancorp Inc	15,203	198,855
Horace Mann Educators Corp	77,549	2,730,500
Horizon Bancorp Inc	4,601	74,030
Howard Bancorp Inc *	1,302	19,283
IBERIABANK Corp	6,971	499,890
Impac Mortgage Holdings Inc *	1,415	5,547
Independence Holding Co	606	21,362
Independence Realty Trust Inc REIT	11,017	118,873
Independent Bank Corp MA	3,124	253,075
Independent Bank Corp MI	1,936	41,624
Independent Bank Group Inc	2,296	117,762
Industrial Logistics Properties Trust REIT	8,120	163,780
InfraREIT Inc	5,550	116,383
Innovative Industrial Properties Inc REIT	1,157	94,515
International Bancshares Corp	6,952	264,385
INTL. FCStone Inc *	1,953	75,698
Invesco Mortgage Capital Inc REIT	16,153	255,217
Investar Holding Corp	779	17,691
Investors Bancorp Inc	29,840	353,604
Investors Real Estate Trust REIT	1,489	89,206
Investors Title Co	139	21,948
iStar Inc REIT	8,064	67,899
James River Group Holdings Ltd	1,651	66,172
Jernigan Capital Inc REIT	2,367	49,802
Kearny Financial Corp	7,409	95,354
Kemper Corp	2,756	209,842

	Shares	Value
Kennedy-Wilson Holdings Inc	7,723	$165,195
Kingstone Cos Inc	888	13,089
Kite Realty Group Trust REIT	10,435	166,856
KKR Real Estate Finance Trust Inc REIT	2,652	53,093
Ladder Capital Corp REIT	11,601	197,449
Ladenburg Thalmann Financial Services Inc	1,502	4,251
Lakeland Bancorp Inc	5,586	83,399
Lakeland Financial Corp	62,671	2,833,983
LCNB Corp	1,109	19,019
Legacy Housing Corp *	455	5,415
LegacyTexas Financial Group Inc	3,529	131,949
LendingClub Corp *	40,570	125,361
Level One Bancorp Inc	649	15,096
Lexington Realty Trust REIT	26,582	240,833
Live Oak Bancshares Inc	1,527	22,309
LTC Properties Inc REIT	38,938	1,783,360
Luther Burbank Corp	2,450	24,745
Macatawa Bank Corp	3,171	31,520
Mack-Cali Realty Corp REIT	11,342	251,792
Maiden Holdings Ltd	8,145	6,049
Malvern Bancorp Inc *	802	16,136
Marlin Business Services Corp	715	15,373
MBIA Inc *	10,051	95,686
MBT Financial Corp	2,353	23,577
McGrath RentCorp	48,548	2,746,360
MedEquities Realty Trust Inc REIT	3,519	39,166
Mercantile Bank Corp	2,062	67,469
Merchants Bancorp	1,417	30,466
Meridian Bancorp Inc	5,141	80,662
Metropolitan Bank Holding Corp *	816	28,389
MGIC Investment Corp *	44,463	586,467
Mid Penn Bancorp Inc	594	14,553
Middlefield Banc Corp	375	15,454
Midland States Bancorp Inc	1,334	32,096
MidSouth Bancorp Inc	1,766	20,150
MidWestOne Financial Group Inc	1,372	37,387
Monmouth Real Estate Investment Corp REIT	9,441	124,432
Mr Cooper Group Inc *	9,311	89,292
MutualFirst Financial Inc	705	21,129
MVB Financial Corp	1,080	16,470
National Bank Holdings Corp ‘A’	2,396	79,691
National Bankshares Inc	866	37,108
National Commerce Corp *	1,270	49,797
National General Holdings Corp	3,258	77,312
National Health Investors Inc REIT	2,885	226,617
National Storage Affiliates Trust REIT	6,301	179,642
National Western Life Group Inc ‘A’	288	75,591
NBT Bancorp Inc	5,316	191,429
Nelnet Inc ‘A’	2,336	128,644
New Senior Investment Group Inc REIT	9,533	51,955
New York Mortgage Trust Inc REIT	21,445	130,600
NexPoint Residential Trust Inc REIT	2,242	85,958
NI Holdings Inc *	1,254	20,064
Nicolet Bankshares Inc *	988	58,885
NMI Holdings Inc ‘A’ *	1,337	34,588
Northeast Bancorp	863	17,847
Northfield Bancorp Inc	5,498	76,422
Northrim BanCorp Inc	838	28,844
NorthStar Realty Europe Corp REIT	5,629	97,719
Northwest Bancshares Inc	11,939	202,605
Norwood Financial Corp	714	22,020
Oak Valley Bancorp	815	14,377
OceanFirst Financial Corp	6,023	144,913
Oconee Federal Financial Corp	208	5,410
Ocwen Financial Corp *	14,808	26,951
Office Properties Income Trust REIT	6,009	166,089
OFG Bancorp (Puerto Rico)	5,469	108,232
Ohio Valley Banc Corp	515	18,617
Old Line Bancshares Inc	1,697	42,306
Old National Bancorp	19,029	312,076

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Old Republic International Corp	123,797	$2,589,833
Old Second Bancorp Inc	3,594	45,248
On Deck Capital Inc *	916	4,965
One Liberty Properties Inc REIT	1,953	56,637
OP Bancorp	1,688	14,770
Oppenheimer Holdings Inc ‘A’	1,214	31,588
Opus Bank	2,458	48,668
Orchid Island Capital Inc REIT	5,958	39,204
Origin Bancorp Inc	1,446	49,236
Oritani Financial Corp	4,852	80,689
Orrstown Financial Services Inc	920	17,103
Pacific City Financial Corp	1,261	22,004
Pacific Mercantile Bancorp *	1,895	14,440
Pacific Premier Bancorp Inc	3,897	103,387
Park National Corp	1,742	165,054
Parke Bancorp Inc	903	18,864
PCSB Financial Corp	1,856	36,322
PDL Community Bancorp *	985	13,741
Peapack Gladstone Financial Corp	2,400	62,928
Pebblebrook Hotel Trust REIT	16,288	505,905
Penns Woods Bancorp Inc	579	23,797
Pennsylvania REIT	4,561	28,689
PennyMac Financial Services Inc	1,616	35,940
PennyMac Mortgage Investment Trust REIT	7,535	156,050
Peoples Bancorp Inc	39,443	1,221,550
Peoples Bancorp of North Carolina Inc	564	15,002
Peoples Financial Services Corp	889	40,218
Physicians Realty Trust REIT	22,917	431,069
Piedmont Office Realty Trust Inc ‘A’ REIT	15,753	328,450
Piper Jaffray Cos	1,718	125,122
PJT Partners Inc ‘A’	185	7,733
PotlatchDeltic Corp REIT	8,324	314,564
PRA Group Inc *	5,622	150,726
Preferred Apartment Communities Inc ‘A’ REIT	5,129	76,012
Premier Financial Bancorp Inc	1,474	23,157
ProAssurance Corp	6,543	226,453
Protective Insurance Corp ‘B’	1,229	22,761
Provident Bancorp Inc *	479	10,849
Provident Financial Services Inc	7,625	197,411
Prudential Bancorp Inc	1,154	20,022
PS Business Parks Inc REIT	776	121,700
QCR Holdings Inc	1,597	54,170
QTS Realty Trust Inc ‘A’ REIT	3,446	155,036
Radian Group Inc	27,072	561,473
RBB Bancorp	1,709	32,129
RE/MAX Holdings Inc ‘A’	2,195	84,595
Ready Capital Corp REIT	3,717	54,528
Redwood Trust Inc REIT	12,041	194,462
Regional Management Corp *	624	15,238
Reliant Bancorp Inc	1,152	25,713
Renasant Corp	6,140	207,839
Republic Bancorp Inc ‘A’	1,210	54,111
Republic First Bancorp Inc *	4,476	23,499
Retail Opportunity Investments Corp REIT	14,044	243,523
Retail Properties of America Inc ‘A’ REIT	216,226	2,635,795
Rexford Industrial Realty Inc REIT	11,575	414,501
Riverview Bancorp Inc	2,691	19,671
RLI Corp	757	54,315
RLJ Lodging Trust REIT	21,801	383,044
RPT Realty REIT	10,004	120,148
S&T Bancorp Inc	4,294	169,742
Sabra Health Care REIT Inc	22,317	434,512
Safehold Inc REIT	1,004	21,897
Safety Insurance Group Inc	1,816	158,246
Sandy Spring Bancorp Inc	4,387	137,225
Saul Centers Inc REIT	120	6,164
SB One Bancorp	854	18,549
Seacoast Banking Corp of Florida *	4,795	126,348
Select Bancorp Inc *	1,867	21,228
Selective Insurance Group Inc	7,175	454,034

	Shares	Value
Seritage Growth Properties REIT	4,110	$182,648
Shore Bancshares Inc	1,581	23,573
SI Financial Group Inc	1,407	18,164
Sierra Bancorp	1,787	43,424
Simmons First National Corp ‘A’	11,249	275,376
SmartFinancial Inc *	1,402	26,512
South State Corp	4,477	305,958
Southern First Bancshares Inc *	776	26,283
Southern Missouri Bancorp Inc	859	26,457
Southern National Bancorp of Virginia Inc	2,395	35,087
Southside Bancshares Inc	3,971	131,956
Spirit MTA REIT	5,364	34,812
Spirit of Texas Bancshares Inc *	1,210	25,652
STAG Industrial Inc REIT	12,294	364,517
State Auto Financial Corp	2,103	69,231
Sterling Bancorp Inc	864	8,761
Stewart Information Services Corp	2,731	116,586
Stifel Financial Corp	8,717	459,909
Stock Yards Bancorp Inc	2,105	71,170
Stratus Properties Inc *	742	19,596
Summit Financial Group Inc	1,411	37,406
Summit Hotel Properties Inc REIT	13,021	148,570
Sunstone Hotel Investors Inc REIT	175,821	2,531,822
Terreno Realty Corp REIT	7,545	317,192
Territorial Bancorp Inc	963	25,914
The Bancorp Inc *	6,340	51,227
The Bank of Princeton	701	22,243
The Community Financial Corp	561	15,916
The First Bancshares Inc	1,519	46,937
The First of Long Island Corp	72,732	1,595,013
The GEO Group Inc REIT	11,912	228,710
The Hanover Insurance Group Inc	30,381	3,468,599
The Navigators Group Inc	2,325	162,448
Third Point Reinsurance Ltd * (Bermuda)	9,558	99,212
Tier REIT Inc	6,714	192,423
Timberland Bancorp Inc	888	24,846
Tiptree Inc	3,194	20,218
Tompkins Financial Corp	1,767	134,416
Towne Bank	8,393	207,727
TPG RE Finance Trust Inc REIT	4,460	87,416
Transcontinental Realty Investors Inc *	176	5,498
TriCo Bancshares	3,041	119,481
TriState Capital Holdings Inc *	2,319	47,377
TrustCo Bank Corp NY	98,447	763,949
Trustmark Corp	8,193	275,531
UMB Financial Corp	5,691	364,452
UMH Properties Inc REIT	715	10,067
Union Bankshares Corp	31,792	1,027,835
Union Bankshares Inc	47	2,126
United Bankshares Inc	12,344	447,347
United Community Banks Inc	8,687	216,567
United Community Financial Corp	5,930	55,445
United Financial Bancorp Inc	6,280	90,118
United Fire Group Inc	2,395	104,685
United Insurance Holdings Corp	703	11,178
United Security Bancshares	1,565	16,589
Unity Bancorp Inc	936	17,672
Universal Health Realty Income Trust REIT	140	10,599
Univest Financial Corp	3,655	89,401
Urban Edge Properties REIT	11,526	218,994
Urstadt Biddle Properties Inc ‘A’ REIT	3,659	75,522
Valley National Bancorp	40,526	388,239
Veritex Holdings Inc	4,186	101,385
Virtus Investment Partners Inc	712	69,456
Waddell & Reed Financial Inc ‘A’	9,411	162,716
Walker & Dunlop Inc	3,036	154,563
Washington Federal Inc	10,159	293,494
Washington Prime Group Inc REIT	23,517	132,871
Washington Real Estate Investment Trust REIT	9,920	281,530

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Washington Trust Bancorp Inc	24,840	$1,196,046
Waterstone Financial Inc	2,830	46,582
WesBanco Inc	6,606	262,588
West Bancorporation Inc	1,604	33,171
Westamerica Bancorporation	3,213	198,563
Western Asset Mortgage Capital Corp REIT	5,848	59,825
Western New England Bancorp Inc	3,245	29,951
Whitestone REIT	4,861	58,429
World Acceptance Corp *	774	90,659
WSFS Financial Corp	5,421	209,251
Xenia Hotels & Resorts Inc REIT	14,131	309,610

		89,812,525

Industrial - 17.8%

AAR Corp	4,119	133,909
Actuant Corp ‘A’	3,851	93,849
Advanced Disposal Services Inc *	489	13,692
Advanced Energy Industries Inc *	39,398	1,957,293
Aegion Corp *	4,062	71,369
Alamo Group Inc	149	14,891
Ambarella Inc *	2,298	99,274
American Outdoor Brands Corp *	6,775	63,278
Apogee Enterprises Inc	530	19,870
Applied Optoelectronics Inc *	564	6,881
AquaVenture Holdings Ltd *	1,391	26,916
ArcBest Corp	2,827	87,043
Ardmore Shipping Corp * (Ireland)	4,048	24,936
Argan Inc	1,834	91,608
Armstrong Flooring Inc *	2,447	33,279
Astec Industries Inc	36,060	1,361,626
Atlas Air Worldwide Holdings Inc *	2,988	151,073
AZZ Inc	2,231	91,315
Babcock & Wilcox Enterprises Inc *	4,111	1,690
Barnes Group Inc	5,229	268,823
Bel Fuse Inc ‘B’	1,207	30,513
Belden Inc	5,071	272,313
Benchmark Electronics Inc	5,501	144,401
Boise Cascade Co	327	8,750
Brady Corp ‘A’	5,980	277,532
Briggs & Stratton Corp	5,116	60,522
Caesarstone Ltd	2,889	45,097
Casella Waste Systems Inc ‘A’ *	4,454	158,384
CECO Environmental Corp *	3,689	26,561
Charah Solutions Inc *	385	2,464
Chart Industries Inc *	2,187	197,967
CIRCOR International Inc	1,994	65,004
Coherent Inc *	21,497	3,046,555
Columbus McKinnon Corp	1,092	37,510
Comtech Telecommunications Corp	2,941	68,290
Control4 Corp *	1,908	32,302
Costamare Inc (Monaco)	6,164	32,053
Covenant Transportation Group Inc ‘A’ *	1,539	29,210
Daseke Inc *	5,140	26,163
DHT Holdings Inc	11,306	50,425
Digimarc Corp *	52	1,632
Dorian LPG Ltd *	3,646	23,407
Ducommun Inc *	1,301	56,619
DXP Enterprises Inc *	488	18,993
Eagle Bulk Shipping Inc *	6,073	28,239
Eagle Materials Inc	24,637	2,076,899
Echo Global Logistics Inc *	207	5,129
EMCOR Group Inc	1,773	129,571
Encore Wire Corp	11,268	644,755
EnerSys	1,879	122,436
EnPro Industries Inc	2,327	149,975
ESCO Technologies Inc	3,190	213,826
Fabrinet * (Thailand)	4,521	236,720
FARO Technologies Inc *	121	5,313
Federal Signal Corp	35,241	915,914
Fitbit Inc ‘A’ *	20,891	123,675

	Shares	Value
Franklin Electric Co Inc	280	$14,305
FreightCar America Inc *	1,514	9,326
Frontline Ltd * (Norway)	9,587	61,932
GasLog Ltd (Monaco)	5,031	87,841
GATX Corp	4,712	359,855
Genco Shipping & Trading Ltd *	1,089	8,124
Gencor Industries Inc *	1,033	12,768
General Finance Corp *	868	8,098
Gentex Corp	4,142	85,657
Gibraltar Industries Inc *	90,252	3,665,134
Global Brass & Copper Holdings Inc	231	7,956
Golar LNG Ltd (Bermuda)	11,907	251,119
GP Strategies Corp *	1,520	18,468
Graham Corp	1,144	22,457
Granite Construction Inc	1,181	50,960
Great Lakes Dredge & Dock Corp *	7,241	64,517
Greif Inc ‘A’	2,955	121,894
Greif Inc ‘B’	633	30,947
Griffon Corp	4,200	77,616
Haynes International Inc	1,549	50,854
Heartland Express Inc	41,149	793,353
Heritage-Crystal Clean Inc *	1,756	48,202
Hub Group Inc ‘A’ *	1,457	59,518
Hurco Cos Inc	795	32,062
Hyster-Yale Materials Handling Inc	1,298	80,943
IES Holdings Inc *	1,047	18,605
Infrastructure and Energy Alternatives Inc *	2,144	11,235
Insteel Industries Inc	18,001	376,581
International Seaways Inc *	2,757	47,255
KBR Inc	17,685	337,607
KEMET Corp	7,047	119,588
Kennametal Inc	59,112	2,172,366
Kimball Electronics Inc *	3,156	48,886
Knowles Corp *	10,972	193,436
Kratos Defense & Security Solutions Inc *	7,017	109,676
Lawson Products Inc *	614	19,255
LB Foster Co ‘A’ *	1,228	23,111
Louisiana-Pacific Corp	15,149	369,333
LSB Industries Inc *	2,645	16,505
Lydall Inc *	1,805	42,345
Manitex International Inc *	352	2,693
Marten Transport Ltd	2,738	48,819
Masonite International Corp *	178	8,880
Matson Inc	2,898	104,589
Milacron Holdings Corp *	7,832	88,658
Mistras Group Inc *	556	7,678
Moog Inc ‘A’	3,677	319,715
Mueller Industries Inc	29,638	928,855
Mueller Water Products Inc ‘A’	309,349	3,105,864
Multi-Color Corp	1,751	87,357
National Presto Industries Inc	564	61,222
NL Industries Inc *	1,207	4,683
NN Inc	5,264	39,427
Nordic American Tankers Ltd	17,929	36,217
Northwest Pipe Co *	1,242	29,808
NVE Corp	31	3,035
Olympic Steel Inc	1,141	18,108
Orion Group Holdings Inc *	2,038	5,951
Oshkosh Corp	19,800	1,487,574
OSI Systems Inc *	1,324	115,982
Overseas Shipholding Group Inc ‘A’ *	7,351	16,834
PAM Transportation Services Inc *	84	4,111
Park Electrochemical Corp	1,055	16,563
Park-Ohio Holdings Corp	1,115	36,104
Plexus Corp *	46,444	2,830,762
Powell Industries Inc	1,142	30,320
Primoris Services Corp	1,666	34,453
Pure Cycle Corp *	957	9,436
Radiant Logistics Inc *	4,770	30,051
Regal Beloit Corp	42,169	3,452,376

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Rexnord Corp *	11,640	$292,630
Safe Bulkers Inc * (Greece)	6,057	8,843
Sanmina Corp *	8,495	245,081
Scorpio Bulkers Inc	6,604	25,359
Scorpio Tankers Inc (Monaco)	5,720	113,485
SEACOR Holdings Inc *	2,156	91,156
Ship Finance International Ltd (Norway)	10,117	124,844
Simpson Manufacturing Co Inc	1,866	110,598
SPX Corp *	981	34,129
SPX FLOW Inc *	5,317	169,612
Standex International Corp	339	24,883
Sterling Construction Co Inc *	2,480	31,050
Stoneridge Inc *	383	11,053
SunPower Corp *	5,142	33,474
Synalloy Corp	1,016	15,443
SYNNEX Corp	5,210	496,982
Tech Data Corp *	4,666	477,845
Teekay Corp (Bermuda)	8,780	34,418
Teekay Tankers Ltd ‘A’ (Bermuda)	22,804	22,122
Tetra Tech Inc	462	27,531
The Eastern Co	681	18,741
The Gorman-Rupp Co	1,754	59,531
The Greenbrier Cos Inc	32,282	1,040,449
The Manitowoc Co Inc *	4,338	71,187
Tidewater Inc *	3,790	87,890
TimkenSteel Corp *	5,039	54,723
Tredegar Corp	3,163	51,051
TriMas Corp *	5,782	174,790
Trinseo SA	1,623	73,522
Triumph Group Inc	6,002	114,398
TTM Technologies Inc *	11,744	137,757
Tutor Perini Corp *	4,717	80,755
Twin Disc Inc *	1,078	17,949
UFP Technologies Inc *	803	30,032
Universal Forest Products Inc	56,263	1,681,701
US Xpress Enterprises Inc ‘A’ *	1,100	7,271
Vicor Corp *	204	6,328
Vishay Intertechnology Inc	16,590	306,417
Vishay Precision Group Inc *	339	11,597
VSE Corp	1,026	32,401
Watts Water Technologies Inc ‘A’	1,513	122,281
Werner Enterprises Inc	3,270	111,670
Wesco Aircraft Holdings Inc *	4,994	43,897
Willis Lease Finance Corp *	335	14,201
WillScot Corp *	1,541	17,090
Worthington Industries Inc	440	16,421
YRC Worldwide Inc *	3,272	21,890

		43,670,027

Technology - 4.1%

3D Systems Corp *	13,020	140,095
ACI Worldwide Inc *	780	25,639
Agilysys Inc *	1,062	22,483
Allscripts Healthcare Solutions Inc *	19,210	183,263
Alpha & Omega Semiconductor Ltd *	2,397	27,589
American Software Inc ‘A’	1,651	19,729
Amkor Technology Inc *	12,842	109,671
Avaya Holdings Corp *	13,138	221,113
Avid Technology Inc *	1,047	7,800
AVX Corp	5,886	102,063
Axcelis Technologies Inc *	4,041	81,305
AXT Inc *	4,782	21,280
CACI International Inc ‘A’ *	3,078	560,258
Castlight Health Inc ‘B’ *	861	3,229
CEVA Inc *	218	5,877
Cirrus Logic Inc *	7,058	296,930
Cohu Inc	3,168	46,728
Computer Programs & Systems Inc	667	19,803
Cray Inc *	4,207	109,592
Cree Inc *	12,957	741,400

	Shares	Value
CSG Systems International Inc	749	$31,683
CTS Corp	4,107	120,623
Cubic Corp	1,016	57,140
Daily Journal Corp *	143	30,616
Diebold Nixdorf Inc *	9,580	106,051
Diodes Inc *	3,785	131,339
Domo Inc ‘B’ *	352	14,196
Donnelley Financial Solutions Inc *	2,218	33,004
eGain Corp *	311	3,250
Electronics For Imaging Inc *	5,465	147,008
Evolent Health Inc ‘A’ *	6,560	82,525
Exela Technologies Inc *	1,180	3,941
FormFactor Inc *	8,484	136,508
InnerWorkings Inc *	5,052	18,288
Insight Enterprises Inc *	2,761	152,021
Kopin Corp *	483	647
Lumentum Holdings Inc *	1,404	79,382
MACOM Technology Solutions Holdings Inc *	5,716	95,514
ManTech International Corp ‘A’	3,325	179,616
Maxwell Technologies Inc *	5,195	23,222
Mercury Systems Inc *	2,894	185,448
MicroStrategy Inc ‘A’ *	1,073	154,780
MKS Instruments Inc	20,620	1,918,691
Monotype Imaging Holdings Inc	2,700	53,703
MTS Systems Corp	2,220	120,901
NantHealth Inc *	2,337	2,150
NetScout Systems Inc *	9,426	264,588
NextGen Healthcare Inc *	2,452	41,267
PAR Technology Corp *	241	5,895
PDF Solutions Inc *	3,159	39,014
Perspecta Inc	17,850	360,927
Photronics Inc *	8,230	77,774
Pitney Bowes Inc	11,810	81,135
Presidio Inc	5,025	74,370
Rambus Inc *	13,356	139,570
Science Applications International Corp	1,018	78,335
SecureWorks Corp ‘A’ *	908	16,707
Semtech Corp *	664	33,804
Stratasys Ltd *	6,367	151,662
SVMK Inc *	352	6,410
Sykes Enterprises Inc *	4,979	140,806
Synaptics Inc *	26,059	1,035,845
Telenav Inc *	2,033	12,340
Tenable Holdings Inc *	625	19,788
The KeyW Holding Corp *	6,162	53,116
TiVo Corp	15,254	142,167
Ultra Clean Holdings Inc *	4,860	50,301
Unisys Corp *	1,902	22,196
Veeco Instruments Inc *	5,997	65,007
Verint Systems Inc *	8,109	485,405
Vuzix Corp *	492	1,506
Xperi Corp	4,819	112,765

		10,140,794

Utilities - 5.8%

ALLETE Inc	6,441	529,644
Ameresco Inc ‘A’ *	2,352	38,055
American States Water Co	1,446	103,100
Artesian Resources Corp ‘A’	1,020	38,015
Atlantic Power Corp *	13,308	33,536
Avista Corp	8,214	333,653
Black Hills Corp	41,188	3,050,795
California Water Service Group	5,534	300,386
Chesapeake Utilities Corp	1,778	162,171
Clearway Energy Inc ‘A’	4,571	66,462
Clearway Energy Inc ‘C’	9,041	136,610
Connecticut Water Service Inc	1,517	104,142
Consolidated Water Co Ltd (Cayman)	1,832	23,578
El Paso Electric Co	5,082	298,923
IDACORP Inc	15,847	1,577,410

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
MGE Energy Inc	4,387	$298,184
Middlesex Water Co	273	15,285
New Jersey Resources Corp	10,117	503,725
Northwest Natural Holding Co	3,600	236,268
NorthWestern Corp	6,325	445,343
ONE Gas Inc	6,526	581,010
Ormat Technologies Inc	4,995	275,474
Otter Tail Corp	4,970	247,605
PICO Holdings Inc *	2,531	25,057
PNM Resources Inc	9,969	471,933
Portland General Electric Co	11,175	579,312
RGC Resources Inc	905	23,992
SJW Group	1,053	65,012
South Jersey Industries Inc	9,904	317,621
Southwest Gas Holdings Inc	6,628	545,219
Spire Inc	34,505	2,839,417
The York Water Co	189	6,487
Unitil Corp	1,805	97,777

		14,371,201

Total Common Stocks (Cost $233,616,939)		235,507,891

	Principal Amount

CORPORATE BONDS & NOTES - 0.8%

Energy - 0.6%

Unit Corp 6.625% due 05/15/21	$1,435,000	1,384,775

Industrial - 0.2%

Mueller Industries Inc 6.000% due 03/01/27	482,000	474,770

Total Corporate Bonds & Notes (Cost $1,851,950)		1,859,545

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.2%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $2,129,264; collateralized by U.S. Treasury Bonds: 1.875% - 2.000% due 10/31/22 - 11/30/22 and value $2,175,292)	$2,129,175	$2,129,175

U.S. Government Agency Issues - 2.3%

Federal Home Loan Bank 2.231% due 04/01/19	355,000	355,000
2.282% due 04/01/19	5,360,000	5,360,000

		5,715,000

Total Short-Term Investments (Cost $7,844,175)		7,844,175

TOTAL INVESTMENTS - 99.8% (Cost $243,313,064)		245,211,611

DERIVATIVES - (0.0%)
(See Note (a) in Notes to Schedule of Investments)		(16,019)

OTHER ASSETS & LIABILITIES, NET - 0.2%		544,917

NET ASSETS - 100.0%		$245,740,509

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/19	21	$1,637,009	$1,620,990	($16,019)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$18,333,737	$18,333,737	$-	$-
	Communications	8,750,439	8,750,439	-	-
	Consumer, Cyclical	20,713,967	20,713,967	-	-
	Consumer, Non-Cyclical	19,252,533	19,252,459	74	-
	Energy	10,462,668	7,479,147	2,983,521	-
	Financial	89,812,525	89,812,525	-	-
	Industrial	43,670,027	43,670,027	-	-
	Technology	10,140,794	10,140,794	-	-
	Utilities	14,371,201	14,371,201	-	-

	Total Common Stocks	235,507,891	232,524,296	2,983,595	-

	Corporate Bonds & Notes	1,859,545	-	1,859,545	-
	Short-Term Investments	7,844,175	-	7,844,175	-

	Total Assets	245,211,611	232,524,296	12,687,315	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(16,019)	(16,019)	-	-

	Total Liabilities	(16,019)	(16,019)	-	-

	Total	$245,195,592	$232,508,277	$12,687,315	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 3.1%

Kaiser Aluminum Corp	6,483	$678,965
PolyOne Corp	18,635	546,192
Rogers Corp *	5,515	876,223

		2,101,380

Communications - 5.5%

Ciena Corp *	15,380	574,289
NETGEAR Inc *	18,548	614,310
Shutterfly Inc *	12,416	504,586
Sinclair Broadcast Group Inc ‘A’	18,685	718,999
Viavi Solutions Inc *	32,447	401,694
Vonage Holdings Corp *	85,833	861,763

		3,675,641

Consumer, Cyclical - 12.9%

AMC Entertainment Holdings Inc ‘A’	18,384	273,002
Beacon Roofing Supply Inc *	12,615	405,698
BJ’s Restaurants Inc	12,537	592,749
Bloomin’ Brands Inc	39,080	799,186
G-III Apparel Group Ltd *	19,434	776,583
Golden Entertainment Inc *	17,024	241,060
iRobot Corp *	5,873	691,193
Lithia Motors Inc ‘A’	7,130	661,308
SeaWorld Entertainment Inc *	29,379	756,803
Shake Shack Inc ‘A’ *	14,095	833,719
Sleep Number Corp *	13,948	655,556
Steven Madden Ltd	18,333	620,389
The Children’s Place Inc	6,567	638,838
Wolverine World Wide Inc	18,744	669,723

		8,615,807

Consumer, Non-Cyclical - 35.7%

Acadia Healthcare Co Inc *	18,406	539,480
Amedisys Inc *	6,151	758,172
Amicus Therapeutics Inc *	51,815	704,684
AMN Healthcare Services Inc *	12,657	596,018
Amphastar Pharmaceuticals Inc *	18,035	368,455
Avanos Medical Inc *	10,880	464,358
BioScrip Inc *	111,087	222,174
BioTelemetry Inc *	11,704	732,905
Cardtronics PLC ‘A’ *	26,834	954,754
Chegg Inc *	25,872	986,241
Esperion Therapeutics Inc *	10,638	427,116
FibroGen Inc *	11,926	648,178
Green Dot Corp ‘A’ *	15,736	954,388
Heron Therapeutics Inc *	18,496	452,042
Horizon Pharma PLC *	52,065	1,376,078
Insperity Inc	9,443	1,167,721
iRhythm Technologies Inc *	9,334	699,677
J&J Snack Foods Corp	3,991	633,931
LHC Group Inc *	9,054	1,003,727
LivaNova PLC *	9,242	898,785
LiveRamp Holdings Inc *	17,041	929,927
Merit Medical Systems Inc *	12,668	783,263
Myriad Genetics Inc *	21,237	705,068
NuVasive Inc *	9,229	524,115
Orthofix Medical Inc *	11,976	675,566
Performance Food Group Co *	24,470	969,991
PTC Therapeutics Inc *	11,120	418,557
Puma Biotechnology Inc *	12,086	468,816
Quidel Corp *	12,869	842,533
Revance Therapeutics Inc *	17,919	282,403
Supernus Pharmaceuticals Inc *	21,308	746,632
Syneos Health Inc *	12,062	624,329

	Shares	Value
Ultragenyx Pharmaceutical Inc *	10,939	$758,729
Vanda Pharmaceuticals Inc *	25,576	470,598

		23,789,411

Energy - 0.6%

Matador Resources Co *	19,424	375,466

Financial - 8.8%

Blucora Inc *	24,135	805,626
BrightSphere Investment Group PLC	33,093	448,741
Deluxe Corp	12,396	541,953
Essent Group Ltd *	17,335	753,206
Home BancShares Inc	30,014	527,346
Moelis & Co ‘A’	11,066	460,456
Pacific Premier Bancorp Inc	13,636	361,763
Preferred Bank	9,488	426,675
PS Business Parks Inc REIT	4,544	712,636
Ryman Hospitality Properties Inc REIT	9,961	819,193

		5,857,595

Industrial - 12.9%

Aerojet Rocketdyne Holdings Inc *	17,498	621,704
Ambarella Inc *	9,738	420,682
American Woodmark Corp *	7,463	616,668
Astronics Corp *	14,922	488,248
EnPro Industries Inc	8,021	516,953
Generac Holdings Inc *	14,721	754,157
Harsco Corp *	26,181	527,809
Masonite International Corp *	8,818	439,930
MasTec Inc *	15,179	730,110
Saia Inc *	9,564	584,360
SPX Corp *	25,294	879,978
Tetra Tech Inc	11,114	662,283
Trinseo SA	9,522	431,347
US Concrete Inc *	9,691	401,401
US Ecology Inc	8,693	486,634

		8,562,264

Technology - 18.8%

Allscripts Healthcare Solutions Inc *	63,777	608,433
Benefitfocus Inc *	12,255	606,868
Bottomline Technologies DE Inc *	18,257	914,493
Cloudera Inc *	47,507	519,727
CommVault Systems Inc *	12,519	810,480
Cornerstone OnDemand Inc *	17,777	973,824
Glu Mobile Inc *	109,773	1,200,917
HubSpot Inc *	5,892	979,309
j2 Global Inc	11,053	957,190
Lumentum Holdings Inc *	14,112	797,892
MaxLinear Inc *	21,344	544,912
RealPage Inc *	8,984	545,239
Silicon Laboratories Inc *	8,370	676,798
SPS Commerce Inc *	7,313	775,617
TiVo Corp	33,671	313,814
Virtusa Corp *	14,621	781,492
Xperi Corp	20,563	481,174

		12,488,179

Total Common Stocks (Cost $57,694,295)		65,465,743

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $1,233,604; collateralized by U.S. Treasury Notes: 2.500% due 02/15/22 and value $1,259,359)	$1,233,552	$1,233,552

Total Short-Term Investment (Cost $1,233,552)		1,233,552

TOTAL INVESTMENTS - 100.2% (Cost $58,927,847)		66,699,295

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(130,780)

NET ASSETS - 100.0%		$66,568,515

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$65,465,743	$65,465,743	$-	$-
	Short-Term Investment	1,233,552	-	1,233,552	-

	Total	$66,699,295	$65,465,743	$1,233,552	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Basic Materials - 3.1%

A Schulman Inc * Ω ±	10,591	$4,586
AdvanSix Inc *	9,898	282,786
AgroFresh Solutions Inc *	10,316	34,455
AK Steel Holding Corp *	99,889	274,695
Allegheny Technologies Inc *	40,153	1,026,712
American Vanguard Corp	9,673	166,569
Amyris Inc *	11,236	23,483
Balchem Corp	10,263	952,406
Carpenter Technology Corp	15,020	688,667
Century Aluminum Co *	15,441	137,116
Clearwater Paper Corp *	5,335	103,926
Cleveland-Cliffs Inc	93,439	933,456
Codexis Inc *	16,850	345,930
Coeur Mining Inc *	59,122	241,218
Commercial Metals Co	37,230	635,888
Compass Minerals International Inc	10,997	597,907
Covia Holdings Corp *	10,354	57,879
Energy Fuels Inc *	28,488	94,865
Ferro Corp *	26,933	509,842
GCP Applied Technologies Inc *	22,957	679,527
Gold Resource Corp	16,276	63,965
Hawkins Inc	3,288	121,097
HB Fuller Co	16,159	785,974
Hecla Mining Co	150,129	345,297
Ingevity Corp *	13,517	1,427,530
Innophos Holdings Inc	6,439	194,071
Innospec Inc	7,630	635,960
Intrepid Potash Inc *	32,420	122,872
Kaiser Aluminum Corp	5,220	546,691
Koppers Holdings Inc *	6,427	166,973
Kraton Corp *	9,894	318,389
Kronos Worldwide Inc	7,654	107,309
Landec Corp *	7,401	90,884
Livent Corp *	48,000	589,440
Marrone Bio Innovations Inc *	17,362	26,564
Materion Corp	6,411	365,812
Minerals Technologies Inc	11,007	647,102
Neenah Inc	5,363	345,163
Oil-Dri Corp of America	1,862	57,983
OMNOVA Solutions Inc *	14,205	99,719
PH Glatfelter Co	13,603	192,074
PolyOne Corp	25,648	751,743
PQ Group Holdings Inc *	12,005	182,116
Quaker Chemical Corp	4,193	839,984
Rayonier Advanced Materials Inc	16,208	219,780
Rogers Corp *	5,910	938,981
Schnitzer Steel Industries Inc ‘A’	8,111	194,664
Schweitzer-Mauduit International Inc	9,701	375,623
Sensient Technologies Corp	13,577	920,385
Shiloh Industries Inc *	4,333	23,831
Stepan Co	6,459	565,292
Tronox Holdings PLC ‘A’ * (United Kingdom)	29,768	391,449
United States Lime & Minerals Inc	700	53,984
Universal Stainless & Alloy Products Inc *	2,296	38,045
Uranium Energy Corp *	61,301	85,821
Valhi Inc	9,651	22,294
Verso Corp ‘A’ *	10,858	232,578

		20,879,352

Communications - 6.3%

1-800-Flowers.com Inc ‘A’ *	8,985	163,797
8x8 Inc *	30,497	616,039
A10 Networks Inc *	17,224	122,118
Acacia Communications Inc *	8,668	497,110
ADTRAN Inc	15,184	208,021

	Shares	Value
Aerohive Networks Inc *	9,388	$42,528
Anaplan Inc *	5,639	221,951
ATN International Inc	3,296	185,861
Beasley Broadcast Group Inc ‘A’	1,736	6,909
Boingo Wireless Inc *	12,962	301,755
Boston Omaha Corp ‘A’ *	1,640	40,902
CalAmp Corp *	10,871	136,757
Calix Inc *	13,839	106,560
Cardlytics Inc *	1,649	27,274
Cargurus Inc *	15,831	634,190
Cars.com Inc *	22,458	512,042
Casa Systems Inc *	8,625	71,588
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	28,214	112,292
ChannelAdvisor Corp *	7,730	94,151
Ciena Corp *	45,869	1,712,748
Cincinnati Bell Inc *	14,428	137,643
Clear Channel Outdoor Holdings Inc ‘A’ *	12,860	68,801
Clearfield Inc *	3,158	46,423
Cogent Communications Holdings Inc	13,640	739,970
Consolidated Communications Holdings Inc	22,148	241,635
DASAN Zhone Solutions Inc *	1,743	18,633
Digi International Inc *	8,394	106,352
Endurance International Group Holdings Inc *	23,151	167,845
Entercom Communications Corp ‘A’	40,552	212,898
Entravision Communications Corp ‘A’	21,915	71,005
ePlus Inc *	4,295	380,279
Etsy Inc *	38,168	2,565,653
Extreme Networks Inc *	35,971	269,423
Finisar Corp *	37,338	865,121
Fluent Inc *	10,824	60,831
Frontier Communications Corp *	33,308	66,283
Fusion Connect Inc *	6,739	8,828
Gannett Co Inc	35,619	375,424
Gogo Inc *	17,814	79,985
Gray Television Inc *	25,383	542,181
Groupon Inc *	144,167	511,793
GTT Communications Inc *	13,548	470,116
Harmonic Inc *	26,047	141,175
HC2 Holdings Inc *	12,985	31,813
HealthStream Inc *	8,096	227,174
Hemisphere Media Group Inc *	5,680	80,088
Houghton Mifflin Harcourt Co *	32,637	237,271
Infinera Corp *	47,300	205,282
Intelsat SA *	17,781	278,450
InterDigital Inc	10,563	696,947
Internap Corp *	9,158	45,424
Iridium Communications Inc *	30,601	809,090
KVH Industries Inc *	5,163	52,611
Lands’ End Inc *	3,475	57,720
Leaf Group Ltd *	5,428	43,533
Liberty Expedia Holdings Inc ‘A’ *	17,413	745,276
Liberty Latin America Ltd ‘A’ * (Chile)	13,620	263,411
Liberty Latin America Ltd ‘C’ * (Chile)	36,230	704,673
Liberty Media Corp-Liberty Braves ‘A’ *	2,945	82,283
Liberty Media Corp-Liberty Braves ‘C’ *	11,509	319,605
Limelight Networks Inc *	35,412	114,381
Liquidity Services Inc *	9,249	71,310
LiveXLive Media Inc *	9,534	51,293
Loral Space & Communications Inc *	4,295	154,835
Maxar Technologies Inc *	18,106	72,786
MDC Partners Inc ‘A’ *	18,265	41,096
Meredith Corp	12,449	687,932
MSG Networks Inc ‘A’ *	19,102	415,468
National CineMedia Inc	23,978	169,045
NeoPhotonics Corp *	12,087	76,027
NETGEAR Inc *	9,969	330,173
New Media Investment Group Inc	18,855	197,978
Nexstar Media Group Inc ‘A’	14,384	1,558,794

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
NIC Inc	20,504	$350,413
NII Holdings Inc *	29,182	57,197
Ooma Inc *	6,100	80,764
ORBCOMM Inc *	24,013	162,808
Overstock.com Inc *	7,599	126,295
pdvWireless Inc *	2,997	105,375
Perficient Inc *	9,758	267,272
Plantronics Inc	10,558	486,829
Preformed Line Products Co	1,121	59,514
Q2 Holdings Inc *	12,063	835,483
Quantenna Communications Inc *	10,924	265,781
QuinStreet Inc *	14,469	193,740
Quotient Technology Inc *	25,394	250,639
Ribbon Communications Inc *	17,763	91,479
RigNet Inc *	4,710	46,017
Roku Inc *	13,770	888,303
Saga Communications Inc ‘A’	1,362	45,205
Scholastic Corp	9,333	371,080
Shenandoah Telecommunications Co	14,837	658,169
Shutterfly Inc *	10,610	431,190
Shutterstock Inc	5,936	276,796
Sinclair Broadcast Group Inc ‘A’	21,492	827,012
Spok Holdings Inc	5,455	74,297
Stamps.com Inc *	5,614	457,036
TechTarget Inc *	6,688	108,814
TEGNA Inc	68,972	972,505
Telaria Inc *	14,216	90,129
The EW Scripps Co ‘A’	14,278	299,838
The Meet Group Inc *	21,250	106,888
The New York Times Co ‘A’	42,186	1,385,810
The Trade Desk Inc ‘A’ *	10,631	2,104,406
Travelzoo *	1,549	20,757
Tribune Publishing Co *	6,006	70,811
TrueCar Inc *	30,089	199,791
Tucows Inc ‘A’ *	3,005	243,946
Upwork Inc *	4,207	80,522
ViaSat Inc *	17,800	1,379,500
Viavi Solutions Inc *	73,374	908,370
VirnetX Holding Corp *	18,746	118,662
Vonage Holdings Corp *	70,730	710,129
WideOpenWest Inc *	9,016	82,046
World Wrestling Entertainment Inc ‘A’	13,807	1,198,171
Yelp Inc *	25,809	890,410
Zix Corp *	16,312	112,227
Zscaler Inc *	19,516	1,384,270

		42,661,355

Consumer, Cyclical - 11.9%

Abercrombie & Fitch Co ‘A’	21,020	576,158
Acushnet Holdings Corp	10,805	250,028
Allegiant Travel Co	4,101	530,956
Altra Industrial Motion Corp	19,148	594,545
AMC Entertainment Holdings Inc ‘A’	16,966	251,945
America’s Car-Mart Inc *	1,950	178,113
American Axle & Manufacturing Holdings Inc *	35,547	508,678
American Eagle Outfitters Inc	51,310	1,137,543
Anixter International Inc *	9,420	528,556
Asbury Automotive Group Inc *	6,094	422,680
Ascena Retail Group Inc *	55,645	60,097
At Home Group Inc *	14,104	251,897
Barnes & Noble Education Inc *	11,278	47,368
Barnes & Noble Inc	18,652	101,280
Bassett Furniture Industries Inc	3,315	54,399
BBX Capital Corp	21,726	128,618
Beacon Roofing Supply Inc *	21,929	705,237
Beazer Homes USA Inc *	10,271	118,219
Bed Bath & Beyond Inc	41,897	711,830
Belmond Ltd ‘A’ * (United Kingdom)	28,868	719,679
Big 5 Sporting Goods Corp	7,851	24,966
Big Lots Inc	12,795	486,466

	Shares	Value
Biglari Holdings Inc ‘A’ *	33	$24,269
Biglari Holdings Inc ‘B’ *	331	46,790
BJ’s Restaurants Inc	6,543	309,353
BJ’s Wholesale Club Holdings Inc *	40,779	1,117,345
Bloomin’ Brands Inc	26,599	543,950
Blue Bird Corp *	4,806	81,366
Bluegreen Vacations Corp	2,201	32,707
BlueLinx Holdings Inc *	2,939	78,295
BMC Stock Holdings Inc *	21,554	380,859
Boot Barn Holdings Inc *	8,861	260,868
Boyd Gaming Corp	26,327	720,307
Brinker International Inc	11,956	530,607
Caleres Inc	13,400	330,846
Callaway Golf Co	29,984	477,645
Camping World Holdings Inc ‘A’	10,495	145,985
Cannae Holdings Inc *	22,284	540,610
Carrols Restaurant Group Inc *	11,127	110,936
Carvana Co *	10,338	600,224
Castle Brands Inc *	31,132	21,683
Cavco Industries Inc *	2,745	322,620
Century Casinos Inc *	9,365	84,847
Century Communities Inc *	8,433	202,139
Chico’s FAS Inc	40,637	173,520
Churchill Downs Inc	11,300	1,019,938
Chuy’s Holdings Inc *	5,369	122,252
Citi Trends Inc	4,304	83,110
Clarus Corp	7,132	91,361
Commercial Vehicle Group Inc *	9,007	69,084
Conn’s Inc *	6,271	143,355
Cooper Tire & Rubber Co	16,122	481,887
Cooper-Standard Holdings Inc *	5,634	264,573
Core-Mark Holding Co Inc	14,559	540,576
Cracker Barrel Old Country Store Inc	6,108	987,114
Crocs Inc *	21,444	552,183
Culp Inc	3,302	63,497
Daktronics Inc	11,840	88,208
Dana Inc	46,394	823,030
Dave & Buster’s Entertainment Inc	12,337	615,246
Deckers Outdoor Corp *	9,318	1,369,653
Del Frisco’s Restaurant Group Inc *	10,264	65,792
Del Taco Restaurants Inc *	9,590	96,475
Denny’s Corp *	19,315	354,430
Designer Brands Inc	22,057	490,107
Dillard’s Inc ‘A’	3,484	250,918
Dine Brands Global Inc	5,365	489,771
Dorman Products Inc *	8,668	763,564
Douglas Dynamics Inc	6,952	264,663
Drive Shack Inc *	19,601	88,009
Duluth Holdings Inc ‘B’ *	2,448	58,360
El Pollo Loco Holdings Inc *	7,284	94,765
Eldorado Resorts Inc *	20,970	979,089
Empire Resorts Inc *	953	9,578
Eros International PLC * (India)	11,385	104,059
Escalade Inc	3,130	34,962
Ethan Allen Interiors Inc	8,130	155,527
EVI Industries Inc	1,226	46,747
Express Inc *	22,751	97,374
EZCORP Inc ‘A’ *	15,443	143,929
Fiesta Restaurant Group Inc *	7,820	102,520
FirstCash Inc	13,620	1,178,130
Five Below Inc *	17,443	2,167,293
Flexsteel Industries Inc	2,489	57,720
Fossil Group Inc *	14,574	199,955
Foundation Building Materials Inc *	4,689	46,140
Fox Factory Holding Corp *	11,535	806,181
Francesca’s Holdings Corp *	10,998	7,439
Freshpet Inc *	8,256	349,146
Funko Inc ‘A’ *	3,781	82,123
G-III Apparel Group Ltd *	13,914	556,003
Gaia Inc *	3,865	35,365

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
GameStop Corp ‘A’	31,894	$324,043
Genesco Inc *	6,212	282,957
Gentherm Inc *	10,818	398,751
GMS Inc *	10,220	154,526
GNC Holdings Inc ‘A’ *	27,017	73,756
Golden Entertainment Inc *	5,870	83,119
Green Brick Partners Inc *	8,210	71,838
Group 1 Automotive Inc	5,830	377,201
Guess? Inc	18,256	357,818
H&E Equipment Services Inc	10,144	254,716
Hamilton Beach Brands Holding Co ‘A’	2,090	44,851
Haverty Furniture Cos Inc	5,947	130,120
Hawaiian Holdings Inc	15,565	408,581
Herman Miller Inc	19,030	669,475
Hibbett Sports Inc *	5,849	133,416
HNI Corp	14,141	513,177
Hooker Furniture Corp	3,753	108,199
Hovnanian Enterprises Inc ‘A’ *	1,603	17,590
Hudson Ltd ‘A’ *	13,110	180,263
IMAX Corp *	17,155	389,075
Installed Building Products Inc *	6,870	333,195
Interface Inc	18,992	290,957
International Speedway Corp ‘A’	7,708	336,300
iRobot Corp *	8,574	1,009,074
J Alexander’s Holdings Inc *	4,280	42,030
J. Jill Inc	5,953	32,682
Jack in the Box Inc	8,155	661,044
JC Penney Co Inc *	101,860	151,771
Johnson Outdoors Inc ‘A’	1,647	117,530
KB Home	27,573	666,439
Kimball International Inc ‘B’	11,540	163,176
Kirkland’s Inc *	5,703	40,092
Knoll Inc	15,434	291,857
La-Z-Boy Inc	15,135	499,304
LCI Industries	7,825	601,117
LGI Homes Inc *	5,825	350,898
Liberty TripAdvisor Holdings Inc ‘A’ *	23,151	328,513
Lifetime Brands Inc	4,323	40,852
Lindblad Expeditions Holdings Inc *	7,243	110,456
Lithia Motors Inc ‘A’	7,071	655,835
Lumber Liquidators Holdings Inc *	9,305	93,981
M/I Homes Inc *	8,487	225,924
Malibu Boats Inc ‘A’ *	6,564	259,803
Marine Products Corp	2,309	31,102
MarineMax Inc *	6,720	128,755
Marriott Vacations Worldwide Corp	12,401	1,159,494
MasterCraft Boat Holdings Inc *	6,135	138,467
MDC Holdings Inc	15,535	451,447
Meritage Homes Corp *	12,296	549,754
Meritor Inc *	25,266	514,163
Mesa Air Group Inc *	3,080	25,687
Methode Electronics Inc	11,495	330,826
Miller Industries Inc	3,673	113,312
Mobile Mini Inc	14,139	479,878
Modine Manufacturing Co *	15,704	217,814
Monarch Casino & Resort Inc *	3,537	155,345
Motorcar Parts of America Inc *	6,116	115,409
Movado Group Inc	4,871	177,207
National Vision Holdings Inc *	19,884	624,954
Nautilus Inc *	9,934	55,233
Navistar International Corp *	15,873	512,698
Noodles & Co *	4,431	30,131
Office Depot Inc	176,869	642,034
Ollie’s Bargain Outlet Holdings Inc *	15,918	1,358,283
Oxford Industries Inc	5,217	392,631
Papa John’s International Inc	7,069	374,304
Party City Holdco Inc *	17,960	142,602
PC Connection Inc	3,526	129,298
Penn National Gaming Inc *	35,415	711,842
PetIQ Inc *	5,195	163,175

	Shares	Value
PetMed Express Inc	6,215	$141,578
Pier 1 Imports Inc *	28,875	22,046
Planet Fitness Inc ‘A’ *	28,236	1,940,378
Potbelly Corp *	7,347	62,523
PriceSmart Inc	7,064	415,928
Purple Innovation Inc *	1,819	8,440
RCI Hospitality Holdings Inc	2,749	63,145
Reading International Inc ‘A’ *	5,458	87,110
Red Lion Hotels Corp *	4,714	38,089
Red Robin Gourmet Burgers Inc *	4,242	122,212
Red Rock Resorts Inc ‘A’	22,395	578,911
Regis Corp *	9,750	191,783
REV Group Inc	9,171	100,422
RH *	6,066	624,495
Rite Aid Corp *	335,769	213,213
Rocky Brands Inc	2,212	53,000
RTW RetailWinds Inc *	9,291	22,298
Rush Enterprises Inc ‘A’	9,525	398,240
Rush Enterprises Inc ‘B’	1,518	63,043
Ruth’s Hospitality Group Inc	9,248	236,656
Sally Beauty Holdings Inc *	38,480	708,417
ScanSource Inc *	8,241	295,193
Scientific Games Corp *	18,140	370,419
SeaWorld Entertainment Inc *	17,534	451,676
Shake Shack Inc ‘A’ *	7,874	465,747
Shoe Carnival Inc	3,456	117,608
Signet Jewelers Ltd (NYSE)	16,812	456,614
SiteOne Landscape Supply Inc *	13,140	750,951
Skyline Champion Corp	10,591	201,229
SkyWest Inc	16,489	895,188
Sleep Number Corp *	10,362	487,014
Sonic Automotive Inc ‘A’	7,938	117,562
Sonos Inc *	4,956	50,997
Spartan Motors Inc	11,351	100,229
Speedway Motorsports Inc	3,510	50,790
Spirit Airlines Inc *	21,877	1,156,418
Sportsman’s Warehouse Holdings Inc *	10,824	51,955
Standard Motor Products Inc	6,923	339,919
Steelcase Inc ‘A’	27,199	395,745
Steven Madden Ltd	27,590	933,646
Superior Group of Cos Inc	3,021	50,209
Superior Industries International Inc	7,628	36,309
Systemax Inc	3,865	87,504
Tailored Brands Inc	15,863	124,366
Taylor Morrison Home Corp ‘A’ *	36,725	651,869
Tenneco Inc ‘A’	16,160	358,106
Texas Roadhouse Inc	21,624	1,344,797
The Buckle Inc	8,989	168,274
The Cato Corp ‘A’	7,380	110,552
The Cheesecake Factory Inc	13,385	654,794
The Children’s Place Inc	5,120	498,074
The Container Store Group Inc *	4,474	39,371
The Habit Restaurants Inc ‘A’ *	5,956	64,444
The Lovesac Co *	1,873	52,088
The Marcus Corp	6,175	247,309
The New Home Co Inc *	4,501	21,425
The St Joe Co *	11,145	183,781
Tile Shop Holdings Inc	12,345	69,873
Tilly’s Inc ‘A’	6,938	77,220
Titan International Inc	16,778	100,165
Titan Machinery Inc *	6,027	93,780
Tower International Inc	6,580	138,377
Town Sports International Holdings Inc *	4,753	22,624
TRI Pointe Group Inc *	45,222	571,606
Triton International Ltd (Bermuda)	16,742	520,676
Tupperware Brands Corp	15,447	395,134
Unifi Inc *	5,201	100,639
UniFirst Corp	4,887	750,155
Universal Electronics Inc *	4,302	159,819
Vera Bradley Inc *	7,427	98,408

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Veritiv Corp *	3,803	$100,095
Vista Outdoor Inc *	18,207	145,838
Wabash National Corp	17,839	241,718
Weyco Group Inc	1,967	60,898
William Lyon Homes ‘A’ *	9,759	149,996
Wingstop Inc	9,328	709,208
Winmark Corp	820	154,644
Winnebago Industries Inc	9,763	304,117
Wolverine World Wide Inc	29,709	1,061,503
World Fuel Services Corp	21,402	618,304
YETI Holdings Inc *	5,805	175,601
Zumiez Inc *	5,798	144,312

		80,459,186

Consumer, Non-Cyclical - 21.4%

22nd Century Group Inc *	38,028	65,028
AAC Holdings Inc *	3,946	7,261
Aaron’s Inc	22,064	1,160,566
Abeona Therapeutics Inc *	10,226	75,263
ABM Industries Inc	21,291	773,928
Acacia Research Corp *	14,527	47,358
ACADIA Pharmaceuticals Inc *	36,091	969,043
Accelerate Diagnostics Inc *	8,222	172,826
Acceleron Pharma Inc *	13,801	642,713
ACCO Brands Corp	33,052	282,925
Accuray Inc *	27,993	133,527
Achaogen Inc *	10,466	4,776
Achillion Pharmaceuticals Inc *	45,006	133,218
Aclaris Therapeutics Inc *	12,083	72,377
Acorda Therapeutics Inc *	14,400	191,376
Adamas Pharmaceuticals Inc *	7,285	51,796
Addus HomeCare Corp *	3,205	203,806
ADMA Biologics Inc *	6,229	23,608
Adtalem Global Education Inc *	18,269	846,220
Aduro Biotech Inc *	21,225	84,475
Adverum Biotechnologies Inc *	17,966	94,142
Aeglea BioTherapeutics Inc *	5,374	43,261
Aerie Pharmaceuticals Inc *	11,582	550,145
Agenus Inc *	26,209	77,841
AgeX Therapeutics Inc *	2,827	11,449
Aimmune Therapeutics Inc *	14,304	319,694
Akcea Therapeutics Inc *	4,233	119,921
Akebia Therapeutics Inc *	28,380	232,432
Akorn Inc *	29,711	104,583
Albireo Pharma Inc *	3,006	96,823
Alder Biopharmaceuticals Inc *	18,421	251,447
Aldeyra Therapeutics Inc *	6,901	62,316
Alector Inc *	1,806	33,808
Alico Inc	1,168	31,781
Allakos Inc *	4,475	181,237
Allena Pharmaceuticals Inc *	3,830	26,887
Allogene Therapeutics Inc *	6,897	199,392
AMAG Pharmaceuticals Inc *	11,068	142,556
Amedisys Inc *	8,507	1,048,573
American Public Education Inc *	5,294	159,455
American Renal Associates Holdings Inc *	4,466	27,421
Amicus Therapeutics Inc *	61,295	833,612
AMN Healthcare Services Inc *	14,942	703,619
Amneal Pharmaceuticals Inc *	27,839	394,479
Amphastar Pharmaceuticals Inc *	11,130	227,386
Ampio Pharmaceuticals Inc *	26,102	14,669
AnaptysBio Inc *	6,824	498,493
AngioDynamics Inc *	11,548	263,987
ANI Pharmaceuticals Inc *	2,716	191,587
Anika Therapeutics Inc *	4,408	133,298
Antares Pharma Inc *	46,251	140,141
Apellis Pharmaceuticals Inc *	11,926	232,557
Apollo Medical Holdings Inc *	1,106	20,262
Aptinyx Inc *	4,174	16,905
Aquestive Therapeutics Inc *	3,656	25,263

	Shares	Value
Aratana Therapeutics Inc *	15,670	$56,412
Arbutus Biopharma Corp * (Canada)	11,618	41,592
Arcus Biosciences Inc *	10,243	127,935
Ardelyx Inc *	11,937	33,424
Arena Pharmaceuticals Inc *	15,810	708,762
Arlo Technologies Inc *	23,494	97,030
ArQule Inc *	34,305	164,321
Array BioPharma Inc *	67,329	1,641,481
Arrowhead Pharmaceuticals Inc *	29,807	546,958
Arvinas Inc *	2,580	38,081
ASGN Inc *	16,073	1,020,475
Assembly Biosciences Inc *	6,633	130,604
Assertio Therapeutics Inc *	18,839	95,514
Atara Biotherapeutics Inc *	13,356	530,901
Athenex Inc *	13,924	170,569
Athersys Inc *	39,230	58,845
AtriCure Inc *	12,021	322,043
Atrion Corp	467	410,344
Audentes Therapeutics Inc *	12,037	469,684
Avalara Inc *	8,774	489,501
Avanos Medical Inc *	14,868	634,566
AVEO Pharmaceuticals Inc *	33,572	27,532
Avid Bioservices Inc *	16,623	70,648
Avis Budget Group Inc *	20,802	725,158
Avrobio Inc *	3,806	83,922
AxoGen Inc *	11,026	232,208
Axonics Modulation Technologies Inc *	2,240	53,648
B&G Foods Inc	21,114	515,604
Barrett Business Services Inc	2,359	182,421
Bellicum Pharmaceuticals Inc *	13,173	44,393
BG Staffing Inc	2,502	54,644
BioCryst Pharmaceuticals Inc *	35,172	286,300
Biohaven Pharmaceutical Holding Co Ltd *	9,917	510,428
BioScrip Inc *	39,127	78,254
BioSpecifics Technologies Corp *	1,874	116,806
BioTelemetry Inc *	10,650	666,903
BioTime Inc *	39,462	51,695
Blueprint Medicines Corp *	13,240	1,059,862
BrightView Holdings Inc *	9,375	135,000
Brookdale Senior Living Inc *	59,505	391,543
Cadiz Inc *	7,464	72,252
CAI International Inc *	5,478	127,090
Cal-Maine Foods Inc	9,999	446,255
Calavo Growers Inc	5,083	426,210
Calithera Biosciences Inc *	11,074	74,639
Calyxt Inc *	1,651	29,041
Cambrex Corp *	10,912	423,931
Capital Senior Living Corp *	7,887	31,469
Cara Therapeutics Inc *	10,318	202,439
Cardiovascular Systems Inc *	11,002	425,337
Cardtronics PLC ‘A’ *	12,660	450,443
Care.com Inc *	6,399	126,444
CareDx Inc *	11,339	357,405
Career Education Corp *	21,618	357,129
Carriage Services Inc	5,118	98,521
CASI Pharmaceuticals Inc *	16,474	47,280
Cass Information Systems Inc	4,514	213,512
Catalyst Biosciences Inc *	3,928	31,856
Catalyst Pharmaceuticals Inc *	30,332	154,693
CBIZ Inc *	16,445	332,847
Celcuity Inc *	2,049	44,894
Cellular Biomedicine Group Inc *	4,036	69,823
Celsius Holdings Inc *	7,372	31,405
Central Garden & Pet Co *	3,621	92,553
Central Garden & Pet Co ‘A’ *	12,593	292,787
Cerus Corp *	42,361	263,909
Chegg Inc *	34,614	1,319,486
ChemoCentryx Inc *	7,799	108,328
Chimerix Inc *	15,307	32,145
ChromaDex Corp *	12,601	52,798

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Cimpress NV * (Netherlands)	7,029	$563,234
Clearside Biomedical Inc *	9,262	12,782
Clovis Oncology Inc *	15,010	372,548
Coca-Cola Consolidated Inc	1,509	434,335
Cohbar Inc *	7,348	23,954
Coherus Biosciences Inc *	16,454	224,433
Collegium Pharmaceutical Inc *	9,707	146,964
Community Health Systems Inc *	28,604	106,693
Concert Pharmaceuticals Inc *	7,080	85,456
CONMED Corp	8,070	671,263
Constellation Pharmaceuticals Inc *	5,439	73,698
Corbus Pharmaceuticals Holdings Inc *	16,024	111,367
Corcept Therapeutics Inc *	31,714	372,322
Corium International Inc *	10,570	1,903
CorVel Corp *	2,798	182,541
Corvus Pharmaceuticals Inc *	4,568	18,363
CRA International Inc	2,564	129,585
Craft Brew Alliance Inc *	4,070	56,899
Crinetics Pharmaceuticals Inc *	2,800	63,728
Cross Country Healthcare Inc *	10,719	75,355
CryoLife Inc *	11,332	330,554
CTI BioPharma Corp *	16,744	16,245
Cue Biopharma Inc *	5,835	45,105
Cutera Inc *	4,439	78,393
Cymabay Therapeutics Inc *	18,348	243,661
Cytokinetics Inc *	15,225	123,170
CytomX Therapeutics Inc *	14,033	150,855
CytoSorbents Corp *	9,287	70,303
Darling Ingredients Inc *	52,137	1,128,766
Dean Foods Co	28,255	85,613
Deciphera Pharmaceuticals Inc *	2,670	61,971
Denali Therapeutics Inc *	14,458	335,715
Dermira Inc *	10,461	141,747
Dicerna Pharmaceuticals Inc *	17,416	255,144
Diplomat Pharmacy Inc *	18,037	104,795
Dova Pharmaceuticals Inc *	3,901	34,680
Durect Corp *	51,833	32,442
Dynavax Technologies Corp *	20,211	147,742
Eagle Pharmaceuticals Inc *	3,457	174,544
Edgewell Personal Care Co *	17,061	748,807
Editas Medicine Inc *	15,003	366,823
Eidos Therapeutics Inc *	4,986	116,922
ElectroCore Inc *	3,798	26,586
elf Beauty Inc *	6,763	71,688
Eloxx Pharmaceuticals Inc *	7,109	83,033
Emerald Expositions Events Inc	8,173	103,797
Emergent BioSolutions Inc *	14,684	741,836
Enanta Pharmaceuticals Inc *	5,310	507,211
Endo International PLC *	71,376	573,149
Endologix Inc *	2,637	17,431
Ennis Inc	8,563	177,768
Enzo Biochem Inc *	15,162	41,392
Epizyme Inc *	19,549	242,212
Equillium Inc *	1,831	14,648
Esperion Therapeutics Inc *	7,271	291,931
Evelo Biosciences Inc *	4,460	35,680
Everi Holdings Inc *	21,099	221,961
EVERTEC Inc (Puerto Rico)	19,769	549,776
Evo Payments Inc ‘A’ *	7,826	227,345
Evolus Inc *	2,833	63,941
Farmer Brothers Co *	3,434	68,714
Fate Therapeutics Inc *	19,581	344,038
Fennec Pharmaceuticals Inc * (Canada)	3,728	18,081
FibroGen Inc *	24,202	1,315,379
Five Prime Therapeutics Inc *	10,919	146,315
Flexion Therapeutics Inc *	10,399	129,780
FONAR Corp *	2,195	44,932
Forrester Research Inc	3,342	161,586
Fortress Biotech Inc *	12,026	21,406
Forty Seven Inc *	4,267	68,955

	Shares	Value
Franklin Covey Co *	3,033	$76,735
Fresh Del Monte Produce Inc	9,654	260,948
FTI Consulting Inc *	12,129	931,750
G1 Therapeutics Inc *	7,407	122,956
Genesis Healthcare Inc *	20,013	28,819
GenMark Diagnostics Inc *	17,282	122,529
Genomic Health Inc *	6,785	475,289
Geron Corp *	53,066	88,090
Glaukos Corp *	10,966	859,405
Global Blood Therapeutics Inc *	17,067	903,356
Globus Medical Inc ‘A’ *	23,598	1,165,977
GlycoMimetics Inc *	11,126	138,630
Gossamer Bio Inc *	3,997	86,615
Green Dot Corp ‘A’ *	15,510	940,681
Gritstone Oncology Inc *	2,235	29,725
GTx Inc *	1,516	1,819
Guardant Health Inc *	4,644	356,195
Haemonetics Corp *	16,349	1,430,210
Halozyme Therapeutics Inc *	40,405	650,520
Harpoon Therapeutics Inc *	1,679	15,900
Harvard Bioscience Inc *	10,516	45,324
Healthcare Services Group Inc	23,671	780,906
HealthEquity Inc *	17,294	1,279,410
Heidrick & Struggles International Inc	6,045	231,705
Helen of Troy Ltd *	8,200	950,872
Helius Medical Technologies Inc *	5,904	39,321
Herc Holdings Inc *	7,579	295,429
Heron Therapeutics Inc *	21,953	536,531
Hertz Global Holdings Inc *	17,505	304,062
Heska Corp *	2,112	179,773
HMS Holdings Corp *	26,569	786,708
Homology Medicines Inc *	5,555	154,040
Horizon Pharma PLC *	57,467	1,518,853
Hostess Brands Inc *	31,369	392,112
Huron Consulting Group Inc *	6,955	328,415
I3 Verticals Inc ‘A’ *	3,145	75,543
ICF International Inc	5,638	428,939
Idera Pharmaceuticals Inc *	5,914	15,081
Immune Design Corp *	9,776	57,190
ImmunoGen Inc *	45,594	123,560
Immunomedics Inc *	48,313	928,093
Information Services Group Inc *	12,017	44,823
Ingles Markets Inc ‘A’	4,642	128,212
Innovate Biopharmaceuticals Inc *	6,093	11,759
Innoviva Inc *	21,687	304,269
Inogen Inc *	5,763	549,617
Inovio Pharmaceuticals Inc *	26,747	99,766
Insmed Inc *	24,709	718,291
Insperity Inc	12,218	1,510,878
Inspire Medical Systems Inc *	4,678	265,617
Insys Therapeutics Inc *	9,092	42,005
Integer Holdings Corp *	9,891	745,979
Intellia Therapeutics Inc *	10,546	180,126
Inter Parfums Inc	5,559	421,761
Intercept Pharmaceuticals Inc *	7,009	784,027
Intersect ENT Inc *	9,795	314,909
Intra-Cellular Therapies Inc *	14,141	172,237
Intrexon Corp *	23,009	121,027
Invacare Corp	10,651	89,149
Invitae Corp *	22,560	528,355
Iovance Biotherapeutics Inc *	34,149	324,757
iRadimed Corp *	1,132	31,798
iRhythm Technologies Inc *	7,708	577,792
Ironwood Pharmaceuticals Inc *	45,425	614,600
J&J Snack Foods Corp	4,730	751,313
John B Sanfilippo & Son Inc	2,643	189,952
Jounce Therapeutics Inc *	5,013	31,081
K12 Inc *	12,060	411,608
Kadmon Holdings Inc *	31,218	82,416
Kala Pharmaceuticals Inc *	5,838	48,280

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Karyopharm Therapeutics Inc *	15,270	$89,177
Kelly Services Inc ‘A’	10,159	224,108
Kezar Life Sciences Inc *	3,836	68,051
Kforce Inc	7,591	266,596
Kindred Biosciences Inc *	10,231	93,818
Kiniksa Pharmaceuticals Ltd ‘A’ *	3,591	64,853
Kodiak Sciences Inc *	3,110	20,308
Korn Ferry	17,993	805,727
Kura Oncology Inc *	9,169	152,114
La Jolla Pharmaceutical Co *	7,104	45,679
Lancaster Colony Corp	6,041	946,564
Lannett Co Inc *	9,526	74,970
Lantheus Holdings Inc *	11,629	284,678
Laureate Education Inc ‘A’ *	30,421	455,402
LeMaitre Vascular Inc	5,229	162,099
Lexicon Pharmaceuticals Inc *	14,171	78,791
LHC Group Inc *	9,419	1,044,190
Ligand Pharmaceuticals Inc *	6,750	848,542
Limoneira Co	4,750	111,767
Liquidia Technologies Inc *	2,449	27,870
LivaNova PLC *	15,504	1,507,764
LiveRamp Holdings Inc *	21,629	1,180,295
LogicBio Therapeutics Inc *	2,826	27,921
LSC Communications Inc	10,115	66,051
Luminex Corp	13,099	301,408
MacroGenics Inc *	12,365	222,323
Madrigal Pharmaceuticals Inc *	2,207	276,449
Magellan Health Inc *	7,843	517,011
Magenta Therapeutics Inc *	4,378	72,106
Mallinckrodt PLC *	26,511	576,349
MannKind Corp *	54,785	107,926
Marinus Pharmaceuticals Inc *	16,114	67,357
Matthews International Corp ‘A’	10,173	375,892
MediciNova Inc *	12,855	106,439
Medifast Inc	3,718	474,231
Medpace Holdings Inc *	6,903	407,070
MeiraGTx Holdings PLC *	3,662	63,096
Melinta Therapeutics Inc *	2,100	7,455
Menlo Therapeutics Inc *	2,104	16,516
Meridian Bioscience Inc	13,271	233,702
Merit Medical Systems Inc *	16,992	1,050,615
Mersana Therapeutics Inc *	4,388	23,081
MGP Ingredients Inc	4,222	325,727
Minerva Neurosciences Inc *	9,422	74,057
Miragen Therapeutics Inc *	8,519	23,768
Mirati Therapeutics Inc *	6,821	499,979
Molecular Templates Inc *	2,921	16,971
Momenta Pharmaceuticals Inc *	30,871	448,556
MoneyGram International Inc *	10,096	20,596
Monro Inc	10,113	874,977
Mustang Bio Inc *	4,938	16,839
MyoKardia Inc *	10,836	563,364
Myriad Genetics Inc *	21,881	726,449
NanoString Technologies Inc *	8,136	194,694
NantKwest Inc *	10,983	17,353
Natera Inc *	10,481	216,118
Nathan’s Famous Inc	867	59,303
National Beverage Corp	3,780	218,219
National HealthCare Corp	3,676	278,935
National Research Corp	3,627	140,002
Natural Grocers by Vitamin Cottage Inc *	2,547	30,437
Natural Health Trends Corp	2,157	27,955
Nature’s Sunshine Products Inc *	3,630	33,723
Natus Medical Inc *	10,636	269,942
Navigant Consulting Inc	13,203	257,062
Neogen Corp *	16,069	922,200
NeoGenomics Inc *	26,037	532,717
Neon Therapeutics Inc *	4,700	30,362
Neos Therapeutics Inc *	16,736	43,681
Neuronetics Inc *	3,886	59,261

	Shares	Value
Nevro Corp *	9,279	$580,030
NewLink Genetics Corp *	9,227	17,808
Novavax Inc *	126,327	69,594
Novocure Ltd *	23,484	1,131,224
NuVasive Inc *	16,358	928,971
Nuvectra Corp *	5,644	62,140
Nymox Pharmaceutical Corp * (Canada)	10,097	19,891
Ocular Therapeutix Inc *	10,500	41,685
Odonate Therapeutics Inc *	2,095	46,320
Omeros Corp *	14,538	252,525
OPKO Health Inc *	101,715	265,476
Optinose Inc *	5,330	54,899
OraSure Technologies Inc *	18,981	211,638
Organovo Holdings Inc *	34,913	34,634
Orthofix Medical Inc *	5,499	310,199
OrthoPediatrics Corp *	2,668	118,006
Osmotica Pharmaceuticals PLC *	3,307	11,905
Ovid therapeutics Inc *	3,849	6,813
Owens & Minor Inc	19,466	79,811
Oxford Immunotec Global PLC *	8,129	140,063
Pacific Biosciences of California Inc *	44,126	319,031
Pacira Pharmaceuticals Inc *	12,748	485,189
Palatin Technologies Inc *	58,616	57,455
Paratek Pharmaceuticals Inc *	10,441	55,964
Patterson Cos Inc	26,330	575,310
Paylocity Holding Corp *	9,327	831,875
PDL BioPharma Inc *	46,662	173,583
Performance Food Group Co *	32,811	1,300,628
Pfenex Inc *	10,454	64,606
PFSweb Inc *	4,783	24,919
Phibro Animal Health Corp ‘A’	6,481	213,873
Pieris Pharmaceuticals Inc *	17,177	57,543
PolarityTE Inc *	2,858	30,581
Portola Pharmaceuticals Inc *	20,742	719,747
Prestige Consumer Healthcare Inc *	16,545	494,861
PRGX Global Inc *	6,447	51,060
Primo Water Corp *	10,449	161,542
Principia Biopharma Inc *	1,852	62,968
Progenics Pharmaceuticals Inc *	26,217	121,647
Proteostasis Therapeutics Inc *	11,410	14,377
Prothena Corp PLC * (Ireland)	12,308	149,296
PTC Therapeutics Inc *	16,329	614,624
Pulse Biosciences Inc *	3,288	57,836
Puma Biotechnology Inc *	9,424	365,557
Pyxus International Inc *	2,737	65,387
Quad/Graphics Inc	10,104	120,238
Quanex Building Products Corp	10,773	171,183
Quanterix Corp *	2,543	65,686
Quidel Corp *	10,901	713,688
Quorum Health Corp *	9,324	13,054
R1 RCM Inc *	33,714	326,014
Ra Pharmaceuticals Inc *	5,911	132,406
Radius Health Inc *	12,579	250,825
RadNet Inc *	12,619	156,349
Reata Pharmaceuticals Inc ‘A’ *	5,956	509,059
Recro Pharma Inc *	4,787	28,052
REGENXBIO Inc *	10,368	594,190
Rent-A-Center Inc *	14,390	300,319
Repligen Corp *	12,640	746,771
Replimune Group Inc *	3,760	57,227
Resources Connection Inc	9,312	154,020
resTORbio Inc *	2,039	13,906
Retrophin Inc *	13,422	303,740
Revance Therapeutics Inc *	11,767	185,448
Revlon Inc ‘A’ *	2,707	52,462
Rhythm Pharmaceuticals Inc *	4,782	131,075
Rigel Pharmaceuticals Inc *	54,828	140,908
Rocket Pharmaceuticals Inc *	7,958	139,583
Rockwell Medical Inc *	15,212	86,556
Rosetta Stone Inc *	6,435	140,605

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
RR Donnelley & Sons Co	22,749	$107,375
RTI Surgical Holdings Inc *	18,738	112,615
Rubius Therapeutics Inc *	10,657	192,892
Sanderson Farms Inc	6,300	830,592
Sangamo Therapeutics Inc *	32,102	306,253
Savara Inc *	9,972	73,494
Scholar Rock Holding Corp *	4,516	84,856
scPharmaceuticals Inc *	2,091	6,273
SEACOR Marine Holdings Inc *	5,195	69,145
SeaSpine Holdings Corp *	4,851	73,153
Select Medical Holdings Corp *	34,747	489,585
Selecta Biosciences Inc *	13,377	31,703
Seneca Foods Corp ‘A’ *	2,511	61,771
Senseonics Holdings Inc *	26,855	65,795
Seres Therapeutics Inc *	6,935	47,643
ServiceSource International Inc *	27,314	25,167
ShotSpotter Inc *	2,379	91,829
SI-BONE Inc *	2,712	51,094
Sienna Biopharmaceuticals Inc *	4,934	11,447
Sientra Inc *	7,658	65,706
SIGA Technologies Inc *	17,158	103,120
Smart & Final Stores Inc *	7,354	36,329
Solid Biosciences Inc *	3,867	35,576
Sorrento Therapeutics Inc *	34,497	163,861
Sotheby’s *	10,526	397,356
SP Plus Corp *	7,430	253,512
Spark Therapeutics Inc *	9,995	1,138,231
SpartanNash Co	11,148	176,919
Spectrum Pharmaceuticals Inc *	32,839	351,049
Spero Therapeutics Inc *	2,157	27,631
Spring Bank Pharmaceuticals Inc *	4,563	47,866
STAAR Surgical Co *	14,032	479,754
Stemline Therapeutics Inc *	11,656	149,780
Strategic Education Inc	6,713	881,484
Supernus Pharmaceuticals Inc *	15,714	550,619
Surface Oncology Inc *	4,097	19,543
Surgery Partners Inc *	6,330	71,402
Surmodics Inc *	4,196	182,442
Sutro Biopharma Inc *	2,153	24,523
Syndax Pharmaceuticals Inc *	5,046	26,491
Syneos Health Inc *	19,913	1,030,697
Synlogic Inc *	5,055	38,367
Synthorx Inc *	2,534	51,618
Syros Pharmaceuticals Inc *	8,104	74,071
T2 Biosystems Inc *	8,400	22,092
Tactile Systems Technology Inc *	5,517	290,856
Tandem Diabetes Care Inc *	16,270	1,033,145
Team Inc *	9,925	173,687
Tejon Ranch Co *	7,201	126,738
Teladoc Health Inc *	21,351	1,187,116
Teligent Inc *	12,302	14,270
Tenet Healthcare Corp *	26,958	777,469
Tetraphase Pharmaceuticals Inc *	17,323	23,213
Textainer Group Holdings Ltd * (China)	9,078	87,603
TG Therapeutics Inc *	19,594	157,536
The Andersons Inc	8,603	277,275
The Boston Beer Co Inc ‘A’ *	2,663	784,866
The Brink’s Co	16,025	1,208,445
The Chefs’ Warehouse Inc *	6,850	212,692
The Ensign Group Inc	16,058	822,009
The Hackett Group Inc	7,922	125,168
The Medicines Co *	21,909	612,357
The Providence Service Corp *	3,424	228,107
The Simply Good Foods Co *	19,566	402,864
TherapeuticsMD Inc *	59,398	289,268
Theravance Biopharma Inc *	13,598	308,267
Tivity Health Inc *	14,746	258,940
Tocagen Inc *	5,805	63,100
Tootsie Roll Industries Inc	5,156	192,005
TransEnterix Inc *	51,463	122,482

	Shares	Value
Translate Bio Inc *	8,902	$90,711
Travelport Worldwide Ltd	40,281	633,620
Tricida Inc *	5,593	216,002
TriNet Group Inc *	14,050	839,347
Triple-S Management Corp ‘B’ * (Puerto Rico)	7,224	164,852
TrueBlue Inc *	12,686	299,897
Turning Point Brands Inc	2,562	118,083
Twist Bioscience Corp *	1,666	38,618
Tyme Technologies Inc *	33,497	58,955
Ultragenyx Pharmaceutical Inc *	16,899	1,172,115
United Natural Foods Inc *	15,926	210,542
UNITY Biotechnology Inc *	8,039	65,196
Universal Corp	8,044	463,576
Unum Therapeutics Inc *	6,411	28,144
US Physical Therapy Inc	4,002	420,330
USANA Health Sciences Inc *	4,026	337,661
Utah Medical Products Inc	1,085	95,751
Vanda Pharmaceuticals Inc *	16,718	307,611
Vapotherm Inc *	1,533	30,123
Varex Imaging Corp *	12,153	411,744
Vector Group Ltd	32,996	356,027
Vectrus Inc *	3,449	91,709
Veracyte Inc *	9,501	237,715
Verastem Inc *	21,771	64,442
Vericel Corp *	13,608	238,276
Verrica Pharmaceuticals Inc *	3,211	34,711
Viad Corp	6,531	367,630
ViewRay Inc *	21,313	157,503
Viking Therapeutics Inc *	19,565	194,476
Village Super Market Inc ‘A’	2,704	73,900
Vital Therapies Inc *	10,000	1,971
Voyager Therapeutics Inc *	7,103	135,951
WaVe Life Sciences Ltd *	6,411	249,067
WD-40 Co	4,363	739,267
Weight Watchers International Inc *	12,532	252,520
Weis Markets Inc	3,085	125,899
Willdan Group Inc *	3,214	119,143
Wright Medical Group NV *	39,837	1,252,874
X4 Pharmaceuticals Inc *	286	4,979
Xencor Inc *	15,103	469,099
Xeris Pharmaceuticals Inc *	6,134	61,585
XOMA Corp *	2,138	26,468
Y-mAbs Therapeutics Inc *	2,301	60,309
Zafgen Inc *	9,598	26,299
ZIOPHARM Oncology Inc *	44,030	169,515
Zogenix Inc *	13,558	745,826
Zomedica Pharmaceuticals Corp *	8,892	3,112

		144,964,268

Energy - 3.6%

Abraxas Petroleum Corp *	48,866	61,082
Adams Resources & Energy Inc	622	24,295
Advanced Emissions Solutions Inc	4,969	57,442
Alta Mesa Resources Inc ‘A’ *	31,723	8,419
Approach Resources Inc *	15,355	5,431
Arch Coal Inc ‘A’	5,555	507,005
Archrock Inc	39,805	389,293
Basic Energy Services Inc *	6,667	25,335
Berry Petroleum Corp	16,931	195,384
Bonanza Creek Energy Inc *	6,252	141,858
Bristow Group Inc *	10,553	11,714
C&J Energy Services Inc *	20,558	319,060
California Resources Corp *	14,393	370,044
Callon Petroleum Co *	72,835	549,904
CARBO Ceramics Inc *	5,823	20,380
Carrizo Oil & Gas Inc *	27,876	347,614
Clean Energy Fuels Corp *	40,992	126,665
CONSOL Energy Inc *	8,959	306,577
CVR Energy Inc	6,069	250,043
Dawson Geophysical Co *	6,702	19,637

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Delek US Holdings Inc	25,983	$946,301
Denbury Resources Inc *	146,661	300,655
Diamond Offshore Drilling Inc *	20,655	216,671
DMC Global Inc	4,671	231,868
Dril-Quip Inc *	11,249	515,767
Earthstone Energy Inc ‘A’ *	6,260	44,321
Enphase Energy Inc *	28,534	263,369
EP Energy Corp ‘A’ *	14,933	3,883
Era Group Inc *	6,396	73,810
Evolution Petroleum Corp	8,140	54,945
Exterran Corp *	10,576	178,206
Flotek Industries Inc *	18,177	58,893
Forum Energy Technologies Inc *	25,602	130,826
Frank’s International NV *	24,144	149,934
FTS International Inc *	10,288	102,880
FuelCell Energy Inc *	26,359	6,490
FutureFuel Corp	8,195	109,813
Goodrich Petroleum Corp *	2,746	37,346
Green Plains Inc	12,227	203,946
Gulfport Energy Corp *	55,231	442,953
Halcon Resources Corp *	43,608	58,871
Hallador Energy Co	5,491	28,883
Helix Energy Solutions Group Inc *	44,247	349,994
HighPoint Resources Corp *	35,963	79,478
Independence Contract Drilling Inc *	18,212	50,447
ION Geophysical Corp *	3,505	50,612
Isramco Inc *	249	28,137
Jagged Peak Energy Inc *	20,219	211,693
Keane Group Inc *	16,986	184,977
Key Energy Services Inc *	3,682	14,949
KLX Energy Services Holdings Inc *	6,660	167,432
Laredo Petroleum Inc *	48,407	149,578
Liberty Oilfield Services Inc ‘A’	14,110	217,153
Lilis Energy Inc *	15,222	17,810
Mammoth Energy Services Inc	3,999	66,583
Matador Resources Co *	33,604	649,565
Matrix Service Co *	8,551	167,428
McDermott International Inc *	57,065	424,564
Midstates Petroleum Co Inc *	4,281	41,825
Montage Resources Corp *	2,100	31,584
MRC Global Inc *	26,583	464,671
Murphy USA Inc *	9,603	822,209
NACCO Industries Inc ‘A’	1,346	51,444
Natural Gas Services Group Inc *	4,255	73,654
NCS Multistage Holdings Inc *	2,552	13,219
Newpark Resources Inc *	27,881	255,390
NextDecade Corp *	2,495	13,772
Nine Energy Service Inc *	4,727	107,066
Noble Corp PLC *	78,818	226,208
Northern Oil and Gas Inc *	61,923	169,669
NOW Inc *	34,114	476,231
Oasis Petroleum Inc *	86,172	520,479
Oceaneering International Inc *	31,627	498,758
Oil States International Inc *	19,020	322,579
Panhandle Oil and Gas Inc ‘A’	5,018	78,783
Par Pacific Holdings Inc *	9,770	174,004
Pattern Energy Group Inc ‘A’	25,977	571,494
PDC Energy Inc *	20,982	853,548
Peabody Energy Corp	24,990	707,967
Penn Virginia Corp *	4,117	181,560
Pioneer Energy Services Corp *	22,675	40,135
Plug Power Inc *	65,947	158,273
Profire Energy Inc *	7,735	13,846
ProPetro Holding Corp *	22,632	510,125
Quintana Energy Services Inc *	1,709	7,383
Ramaco Resources Inc *	2,070	12,006
Renewable Energy Group Inc *	11,791	258,930
REX American Resources Corp *	1,780	143,486
Ring Energy Inc *	18,973	111,371
Rowan Cos PLC ‘A’ *	40,621	438,301

	Shares	Value
SandRidge Energy Inc *	10,283	$82,470
Select Energy Services Inc ‘A’ *	14,938	179,555
SemGroup Corp ‘A’	24,540	361,720
SilverBow Resources Inc *	2,120	48,760
Smart Sand Inc *	7,861	34,981
Solaris Oilfield Infrastructure Inc ‘A’	8,622	141,746
Southwestern Energy Co *	188,762	885,294
SRC Energy Inc *	76,636	392,376
SunCoke Energy Inc *	20,201	171,506
Sunrun Inc *	31,430	441,906
Superior Energy Services Inc *	48,895	228,340
Talos Energy Inc *	6,533	173,516
Tellurian Inc *	26,741	299,499
TerraForm Power Inc ‘A’	23,981	329,499
TETRA Technologies Inc *	37,768	88,377
Thermon Group Holdings Inc *	10,838	265,639
TPI Composites Inc *	4,791	137,118
Trecora Resources *	6,611	60,094
Ultra Petroleum Corp *	53,165	32,431
Unit Corp *	16,690	237,666
US Silica Holdings Inc	24,987	433,774
Vivint Solar Inc *	13,462	66,906
W&T Offshore Inc *	30,546	210,767
Warrior Met Coal Inc	13,801	419,550
Zion Oil & Gas Inc *	17,470	13,190

		24,814,863

Financial - 23.5%

1st Constitution Bancorp	2,197	39,041
1st Source Corp	5,110	229,490
Acadia Realty Trust REIT	25,744	702,039
ACNB Corp	2,167	80,179
AG Mortgage Investment Trust Inc REIT	9,154	154,153
Agree Realty Corp REIT	10,836	751,368
Aircastle Ltd	17,697	358,187
Alexander & Baldwin Inc REIT	21,385	544,034
Alexander’s Inc REIT	700	263,319
Allegiance Bancshares Inc *	3,840	129,485
Altisource Portfolio Solutions SA *	3,030	71,720
Amalgamated Bank ‘A’	3,833	59,986
Ambac Financial Group Inc *	14,903	270,042
American Assets Trust Inc REIT	12,499	573,204
American Equity Investment Life Holding Co	28,483	769,611
American National Bankshares Inc	2,803	97,881
American Realty Investors Inc *	944	11,422
Americold Realty Trust REIT	40,645	1,240,079
Ameris Bancorp	13,467	462,591
AMERISAFE Inc	6,069	360,499
Ames National Corp	2,965	81,271
Anworth Mortgage Asset Corp REIT	31,864	128,731
Apollo Commercial Real Estate Finance Inc REIT	39,673	722,049
Arbor Realty Trust Inc REIT	22,433	290,956
Ares Commercial Real Estate Corp REIT	8,375	127,216
Argo Group International Holdings Ltd	10,374	733,027
Arlington Asset Investment Corp ‘A’	9,753	77,634
Armada Hoffler Properties Inc REIT	15,587	243,001
ARMOUR Residential REIT Inc	14,788	288,810
Arrow Financial Corp	4,214	138,598
Artisan Partners Asset Management Inc ‘A’	15,538	391,091
Ashford Hospitality Trust Inc REIT	27,987	132,938
Ashford Inc *	258	14,327
Associated Capital Group Inc ‘A’	796	31,490
Atlantic Capital Bancshares Inc *	8,289	147,793
Auburn National Bancorporation Inc	745	29,375
Axos Financial Inc *	18,357	531,619
B. Riley Financial Inc	6,586	109,920
Banc of California Inc	13,935	192,860
BancFirst Corp	5,746	299,654

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	9,668	$192,587
BancorpSouth Bank	30,459	859,553
Bank of Commerce Holdings	5,410	57,076
Bank of Marin Bancorp	4,294	174,723
Bank7 Corp *	1,181	20,514
BankFinancial Corp	4,574	68,015
Bankwell Financial Group Inc	2,214	64,605
Banner Corp	10,190	551,992
Bar Harbor Bankshares	5,124	132,558
Baycom Corp *	3,431	77,678
BCB Bancorp Inc	4,366	58,504
Berkshire Hills Bancorp Inc	12,902	351,450
Blackstone Mortgage Trust Inc ‘A’ REIT	35,847	1,238,872
Blucora Inc *	15,377	513,284
Blue Hills Bancorp Inc	7,593	181,473
Bluerock Residential Growth REIT Inc	7,392	79,686
Boston Private Financial Holdings Inc	26,537	290,846
Braemar Hotels & Resorts Inc REIT	9,676	118,144
Bridge Bancorp Inc	5,191	152,096
Bridgewater Bancshares Inc *	7,701	79,397
BrightSphere Investment Group PLC	25,443	345,007
Brookline Bancorp Inc	25,279	364,018
BRT Apartments Corp REIT	2,646	36,726
Bryn Mawr Bank Corp	6,542	236,362
Business First Bancshares Inc	3,581	87,878
Byline Bancorp Inc *	5,170	95,542
C&F Financial Corp	1,185	59,961
Cadence BanCorp	38,148	707,645
Cambridge Bancorp	1,110	91,964
Camden National Corp	5,113	213,314
Capital Bancorp Inc *	1,959	22,764
Capital City Bank Group Inc	3,547	77,254
Capitol Federal Financial Inc	40,903	546,055
Capstar Financial Holdings Inc	2,190	31,624
Capstead Mortgage Corp REIT	29,514	253,525
CareTrust REIT Inc	26,413	619,649
Carolina Financial Corp	6,687	231,303
CatchMark Timber Trust Inc ‘A’ REIT	16,046	157,572
Cathay General Bancorp	24,616	834,729
CB Financial Services Inc	1,457	34,575
CBL & Associates Properties Inc REIT	55,755	86,420
CBTX Inc	6,081	197,450
Cedar Realty Trust Inc REIT	29,549	100,467
CenterState Bank Corp	29,420	700,490
Central Pacific Financial Corp	8,745	252,206
Central Valley Community Bancorp	3,798	74,251
Century Bancorp Inc ‘A’	873	63,729
Chatham Lodging Trust REIT	14,381	276,690
Chemical Financial Corp	22,734	935,731
Chemung Financial Corp	1,109	52,045
Cherry Hill Mortgage Investment Corp REIT	5,224	89,957
Chesapeake Lodging Trust REIT	18,972	527,611
Citizens & Northern Corp	3,874	97,005
Citizens Inc *	16,774	111,883
City Holding Co	5,087	387,579
City Office REIT Inc	12,412	140,380
Civista Bancshares Inc	4,204	91,773
Clipper Realty Inc REIT	4,273	57,215
CNB Financial Corp	4,987	126,021
CNO Financial Group Inc	51,947	840,502
Coastal Financial Corp *	1,893	32,162
Codorus Valley Bancorp Inc	2,796	59,695
Cohen & Steers Inc	7,170	303,076
Colony Credit Real Estate Inc REIT	26,830	420,158
Columbia Banking System Inc	23,306	761,873
Columbia Financial Inc *	16,357	256,314
Community Bank System Inc	16,059	959,846
Community Bankers Trust Corp	7,572	55,427
Community Healthcare Trust Inc REIT	5,800	208,162

	Shares	Value
Community Trust Bancorp Inc	5,203	$213,635
ConnectOne Bancorp Inc	9,900	195,030
Consolidated-Tomoka Land Co	1,177	69,502
CoreCivic Inc REIT	38,508	748,981
CorEnergy Infrastructure Trust Inc REIT	3,889	142,921
CorePoint Lodging Inc REIT	12,990	145,098
County Bancorp Inc	1,634	28,758
Cousins Properties Inc REIT	134,458	1,298,864
Cowen Inc *	8,570	124,179
Crawford & Co ‘B’	3,563	32,530
Curo Group Holdings Corp *	3,747	37,582
Cushman & Wakefield PLC *	20,326	361,803
Customers Bancorp Inc *	9,368	171,528
CVB Financial Corp	35,419	745,570
Deluxe Corp	14,538	635,601
Diamond Hill Investment Group Inc	1,045	146,300
DiamondRock Hospitality Co REIT	66,102	715,885
Dime Community Bancshares Inc	9,949	186,345
Donegal Group Inc ‘A’	3,424	46,053
Dynex Capital Inc REIT	17,557	106,922
Eagle Bancorp Inc *	10,092	506,618
Easterly Government Properties Inc REIT	19,456	350,403
EastGroup Properties Inc REIT	11,219	1,252,489
eHealth Inc *	6,964	434,136
Elevate Credit Inc *	7,079	30,723
Ellie Mae Inc *	11,171	1,102,466
EMC Insurance Group Inc	3,166	100,932
Employers Holdings Inc	10,202	409,202
Encore Capital Group Inc *	8,148	221,870
Enova International Inc *	10,428	237,967
Enstar Group Ltd * (Bermuda)	3,779	657,546
Entegra Financial Corp *	2,365	53,094
Enterprise Bancorp Inc	3,090	88,776
Enterprise Financial Services Corp	7,231	294,808
Equity Bancshares Inc ‘A’ *	4,364	125,683
Esquire Financial Holdings Inc *	1,676	38,146
ESSA Bancorp Inc	2,918	44,937
Essent Group Ltd *	30,685	1,333,263
Essential Properties Realty Trust Inc REIT	11,230	219,210
Evans Bancorp Inc	1,625	57,931
Exantas Capital Corp REIT	10,283	109,308
Farmers & Merchants Bancorp Inc	3,032	91,263
Farmers National Banc Corp	8,718	120,221
Farmland Partners Inc REIT	9,836	62,950
FB Financial Corp	5,218	165,724
FBL Financial Group Inc ‘A’	3,058	191,798
Federal Agricultural Mortgage Corp ‘C’	2,796	202,514
Federated Investors Inc ‘B’	31,116	912,010
FedNat Holding Co	3,760	60,310
FGL Holdings	46,266	364,113
Fidelity D&D Bancorp Inc	927	54,804
Fidelity Southern Corp	6,802	186,307
Financial Institutions Inc	4,942	134,324
First Bancorp Inc	3,511	87,494
First Bancorp NC	9,242	321,252
First BanCorp (Puerto Rico)	67,348	771,808
First Bank	5,405	62,320
First Busey Corp	14,013	341,917
First Business Financial Services Inc	2,685	53,754
First Choice Bancorp	2,857	61,426
First Commonwealth Financial Corp	31,972	402,847
First Community Bankshares Inc	5,057	167,589
First Community Corp	2,246	42,831
First Defiance Financial Corp	6,634	190,661
First Financial Bancorp	30,385	731,063
First Financial Bankshares Inc	20,766	1,199,859
First Financial Corp	3,965	166,530
First Financial Northwest Inc	2,331	36,713
First Foundation Inc	12,092	164,088
First Guaranty Bancshares Inc	1,454	29,807

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
First Industrial Realty Trust Inc REIT	39,814	$1,407,823
First Internet Bancorp	3,069	59,324
First Interstate BancSystem Inc ‘A’	10,499	418,070
First Merchants Corp	15,609	575,192
First Mid-Illinois Bancshares Inc	3,894	129,748
First Midwest Bancorp Inc	32,607	667,139
First Northwest Bancorp	3,349	52,144
First Savings Financial Group Inc	466	25,187
First United Corp	2,156	37,213
Flagstar Bancorp Inc	9,550	314,386
Flushing Financial Corp	8,694	190,659
Focus Financial Partners Inc ‘A’ *	8,334	297,024
Forestar Group Inc *	3,354	57,991
Four Corners Property Trust Inc REIT	21,768	644,333
Franklin Financial Network Inc	4,255	123,438
Franklin Street Properties Corp REIT	33,426	240,333
Front Yard Residential Corp REIT	15,225	141,136
FRP Holdings Inc *	2,297	109,268
FS Bancorp Inc	1,372	69,259
Fulton Financial Corp	53,193	823,428
FVCBankcorp Inc *	690	11,668
GAIN Capital Holdings Inc	9,277	58,260
GAMCO Investors Inc ‘A’	2,017	41,349
Genworth Financial Inc ‘A’ *	161,828	619,801
German American Bancorp Inc	6,770	199,038
Getty Realty Corp REIT	10,803	346,020
Glacier Bancorp Inc	27,120	1,086,698
Gladstone Commercial Corp REIT	9,595	199,288
Gladstone Land Corp REIT	4,182	52,902
Global Indemnity Ltd (Cayman)	2,750	83,545
Global Medical REIT Inc	5,901	57,948
Global Net Lease Inc REIT	23,740	448,686
Goosehead Insurance Inc ‘A’	3,115	86,846
Granite Point Mortgage Trust Inc REIT	15,524	288,281
Great Ajax Corp REIT	5,107	70,170
Great Southern Bancorp Inc	3,682	191,096
Great Western Bancorp Inc	17,975	567,830
Greene County Bancorp Inc	826	25,077
Greenhill & Co Inc	5,486	118,004
Greenlight Capital Re Ltd ‘A’ *	8,990	97,721
Guaranty Bancshares Inc	2,378	69,485
Hallmark Financial Services Inc *	4,352	45,261
Hamilton Lane Inc ‘A’	5,446	237,337
Hancock Whitney Corp	27,440	1,108,576
Hanmi Financial Corp	9,728	206,915
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	18,550	475,622
HarborOne Bancorp Inc *	4,804	82,629
HCI Group Inc	2,235	95,502
Health Insurance Innovations Inc ‘A’ *	4,081	109,452
Healthcare Realty Trust Inc REIT	40,014	1,284,850
Heartland Financial USA Inc	9,600	409,440
Heritage Commerce Corp	13,070	158,147
Heritage Financial Corp	11,716	353,120
Heritage Insurance Holdings Inc	6,292	91,863
Hersha Hospitality Trust REIT	11,655	199,767
HFF Inc ‘A’	11,954	570,804
Hilltop Holdings Inc	22,498	410,589
Hingham Institution for Savings	406	69,836
Home Bancorp Inc	2,539	84,422
Home BancShares Inc	49,882	876,427
HomeStreet Inc *	8,013	211,143
HomeTrust Bancshares Inc	5,790	145,908
Hope Bancorp Inc	39,509	516,778
Horace Mann Educators Corp	13,130	462,307
Horizon Bancorp Inc	12,224	196,684
Houlihan Lokey Inc	11,016	505,084
Howard Bancorp Inc *	4,230	62,646
IBERIABANK Corp	17,702	1,269,410
Impac Mortgage Holdings Inc *	3,695	14,484

	Shares	Value
Independence Holding Co	1,761	$62,075
Independence Realty Trust Inc REIT	28,927	312,122
Independent Bank Corp MA	8,771	710,539
Independent Bank Corp MI	7,391	158,907
Independent Bank Group Inc	10,498	538,442
Industrial Logistics Properties Trust REIT	20,827	420,081
InfraREIT Inc	14,317	300,228
Innovative Industrial Properties Inc REIT	2,921	238,617
International Bancshares Corp	17,572	668,263
INTL. FCStone Inc *	4,944	191,629
Invesco Mortgage Capital Inc REIT	39,891	630,278
Investar Holding Corp	2,929	66,518
Investors Bancorp Inc	75,878	899,154
Investors Real Estate Trust REIT	3,811	228,317
Investors Title Co	404	63,792
iStar Inc REIT	21,461	180,702
James River Group Holdings Ltd	8,150	326,652
Jernigan Capital Inc REIT	5,812	122,284
Kearny Financial Corp	27,918	359,305
Kemper Corp	16,838	1,282,045
Kennedy-Wilson Holdings Inc	40,391	863,964
Kingstone Cos Inc	3,303	48,686
Kinsale Capital Group Inc	6,093	417,797
Kite Realty Group Trust REIT	26,462	423,127
KKR Real Estate Finance Trust Inc REIT	6,735	134,835
Ladder Capital Corp REIT	29,921	509,255
Ladenburg Thalmann Financial Services Inc	35,380	100,125
Lakeland Bancorp Inc	14,286	213,290
Lakeland Financial Corp	7,956	359,770
LCNB Corp	2,990	51,279
Legacy Housing Corp *	1,433	17,053
LegacyTexas Financial Group Inc	15,215	568,889
LendingClub Corp *	104,104	321,681
LendingTree Inc *	2,568	902,806
Level One Bancorp Inc	1,786	41,542
Lexington Realty Trust REIT	66,632	603,686
Live Oak Bancshares Inc	7,920	115,711
LTC Properties Inc REIT	12,604	577,263
Luther Burbank Corp	6,893	69,619
Macatawa Bank Corp	8,252	82,025
Mack-Cali Realty Corp REIT	29,424	653,213
Maiden Holdings Ltd	23,380	17,364
Malvern Bancorp Inc *	2,280	45,874
Marcus & Millichap Inc *	6,454	262,871
Marlin Business Services Corp	2,910	62,565
Maui Land & Pineapple Co Inc *	2,368	27,066
MBIA Inc *	28,520	271,510
MBT Financial Corp	6,329	63,417
McGrath RentCorp	7,685	434,740
MedEquities Realty Trust Inc REIT	9,221	102,630
Mercantile Bank Corp	5,063	165,661
Merchants Bancorp	5,264	113,176
Meridian Bancorp Inc	15,075	236,527
Meta Financial Group Inc	8,921	175,565
Metropolitan Bank Holding Corp *	2,126	73,964
MGIC Investment Corp *	113,569	1,497,975
Mid Penn Bancorp Inc	1,620	39,690
Middlefield Banc Corp	927	38,202
Midland States Bancorp Inc	6,914	166,351
MidSouth Bancorp Inc	5,023	57,312
MidWestOne Financial Group Inc	3,428	93,413
Moelis & Co ‘A’	14,131	587,991
Monmouth Real Estate Investment Corp REIT	28,393	374,220
Mr Cooper Group Inc *	23,987	230,035
MutualFirst Financial Inc	1,836	55,025
MVB Financial Corp	2,507	38,232
National Bank Holdings Corp ‘A’	9,076	301,868
National Bankshares Inc	2,257	96,712
National Commerce Corp *	5,649	221,497
National General Holdings Corp	20,974	497,713

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
National Health Investors Inc REIT	13,192	$1,036,232
National Storage Affiliates Trust REIT	18,110	516,316
National Western Life Group Inc ‘A’	720	188,978
NBT Bancorp Inc	13,644	491,320
Nelnet Inc ‘A’	6,123	337,194
New Senior Investment Group Inc REIT	25,014	136,326
New York Mortgage Trust Inc REIT	52,339	318,745
Newmark Group Inc ‘A’	47,672	397,584
NexPoint Residential Trust Inc REIT	5,982	229,350
NI Holdings Inc *	3,768	60,288
Nicolet Bankshares Inc *	2,565	152,874
NMI Holdings Inc ‘A’ *	19,911	515,098
Northeast Bancorp	2,224	45,992
Northfield Bancorp Inc	14,586	202,745
Northrim BanCorp Inc	2,104	72,420
NorthStar Realty Europe Corp REIT	14,283	247,953
Northwest Bancshares Inc	30,765	522,082
Norwood Financial Corp	2,007	61,896
Oak Valley Bancorp	1,745	30,782
OceanFirst Financial Corp	15,150	364,509
Oconee Federal Financial Corp	483	12,563
Ocwen Financial Corp *	38,799	70,614
Office Properties Income Trust REIT	15,209	420,377
OFG Bancorp (Puerto Rico)	13,419	265,562
Ohio Valley Banc Corp	1,413	51,080
Old Line Bancshares Inc	5,093	126,968
Old National Bancorp	49,028	804,059
Old Second Bancorp Inc	8,999	113,297
On Deck Capital Inc *	16,969	91,972
One Liberty Properties Inc REIT	5,076	147,204
OP Bancorp	3,681	32,209
Oppenheimer Holdings Inc ‘A’	3,250	84,565
Opus Bank	6,171	122,186
Orchid Island Capital Inc REIT	16,307	107,300
Origin Bancorp Inc	5,694	193,881
Oritani Financial Corp	12,193	202,770
Orrstown Financial Services Inc	2,437	45,304
Pacific City Financial Corp	3,742	65,298
Pacific Mercantile BanCorp *	5,489	41,826
Pacific Premier Bancorp Inc	14,277	378,769
Park National Corp	4,337	410,931
Parke Bancorp Inc	2,220	46,376
PCSB Financial Corp	5,208	101,921
PDL Community BanCorp *	2,516	35,098
Peapack Gladstone Financial Corp	5,859	153,623
Pebblebrook Hotel Trust REIT	41,285	1,282,312
Penns Woods Bancorp Inc	1,483	60,951
Pennsylvania REIT	21,586	135,776
PennyMac Financial Services Inc	3,535	78,618
PennyMac Mortgage Investment Trust REIT	19,301	399,724
People’s Utah Bancorp	5,005	131,982
Peoples Bancorp Inc	5,769	178,666
Peoples Bancorp of North Carolina Inc	1,627	43,278
Peoples Financial Services Corp	2,141	96,859
Physicians Realty Trust REIT	58,505	1,100,479
Piedmont Office Realty Trust Inc ‘A’ REIT	39,277	818,925
Piper Jaffray Cos	4,668	339,970
PJT Partners Inc ‘A’	6,267	261,961
PotlatchDeltic Corp REIT	21,316	805,532
PRA Group Inc *	14,239	381,748
Preferred Apartment Communities Inc ‘A’ REIT	12,792	189,577
Preferred Bank	4,376	196,789
Premier Financial Bancorp Inc	4,152	65,228
Primerica Inc	13,789	1,684,326
ProAssurance Corp	16,820	582,140
Protective Insurance Corp ‘B’	3,412	63,190
Provident Bancorp Inc *	1,528	34,609
Provident Financial Services Inc	19,451	503,586
Prudential Bancorp Inc	2,801	48,597
PS Business Parks Inc REIT	6,375	999,791

	Shares	Value
Pzena Investment Management Inc ‘A’	5,339	$43,193
QCR Holdings Inc	4,252	144,228
QTS Realty Trust Inc ‘A’ REIT	16,373	736,621
Radian Group Inc	68,932	1,429,650
RBB Bancorp	4,455	83,754
RE/MAX Holdings Inc ‘A’	5,615	216,402
Ready Capital Corp REIT	6,436	94,416
Redfin Corp *	25,250	511,818
Redwood Trust Inc REIT	29,672	479,203
Regional Management Corp *	3,141	76,703
Reliant Bancorp Inc	3,237	72,250
Renasant Corp	15,065	509,950
Republic Bancorp Inc ‘A’	3,221	144,043
Republic First Bancorp Inc *	13,888	72,912
Retail Opportunity Investments Corp REIT	36,626	635,095
Rexford Industrial Realty Inc REIT	29,639	1,061,373
Riverview Bancorp Inc	6,831	49,935
RLI Corp	12,562	901,324
RLJ Lodging Trust REIT	55,549	975,996
RPT Realty REIT	25,353	304,490
Ryman Hospitality Properties Inc REIT	14,245	1,171,509
S&T Bancorp Inc	10,948	432,774
Sabra Health Care REIT Inc	56,938	1,108,583
Safeguard Scientifics Inc *	6,837	74,181
Safehold Inc REIT	2,319	50,577
Safety Insurance Group Inc	4,703	409,819
Sandy Spring Bancorp Inc	11,313	353,871
Saul Centers Inc REIT	3,818	196,131
SB One Bancorp	2,252	48,913
Seacoast Banking Corp of Florida *	14,674	386,660
Select Bancorp Inc *	4,398	50,005
Selective Insurance Group Inc	18,568	1,174,983
Seritage Growth Properties REIT	10,513	467,198
ServisFirst Bancshares Inc	15,140	511,126
Shore Bancshares Inc	4,523	67,438
SI Financial Group Inc	3,808	49,161
Siebert Financial Corp *	2,193	25,899
Sierra Bancorp	4,506	109,496
Silvercrest Asset Management Group Inc ‘A’	2,408	34,314
Simmons First National Corp ‘A’	29,275	716,652
SmartFinancial Inc *	3,652	69,059
South State Corp	11,299	772,174
Southern First Bancshares Inc *	2,135	72,312
Southern Missouri Bancorp Inc	2,496	76,877
Southern National Bancorp of Virginia Inc	5,986	87,695
Southside Bancshares Inc	10,149	337,251
Spirit MTA REIT	14,002	90,873
Spirit of Texas Bancshares Inc *	2,944	62,413
STAG Industrial Inc REIT	31,556	935,635
State Auto Financial Corp	5,426	178,624
Sterling Bancorp Inc	7,538	76,435
Stewart Information Services Corp	7,279	310,741
Stifel Financial Corp	22,025	1,162,039
Stock Yards Bancorp Inc	6,718	227,136
Stratus Properties Inc *	1,817	47,987
Summit Financial Group Inc	3,308	87,695
Summit Hotel Properties Inc REIT	32,660	372,651
Sunstone Hotel Investors Inc REIT	73,536	1,058,918
Tanger Factory Outlet Centers Inc REIT	29,474	618,365
Terreno Realty Corp REIT	18,810	790,772
Territorial Bancorp Inc	2,610	70,235
The Bancorp Inc *	15,730	127,098
The Bank of NT Butterfield & Son Ltd (Bermuda)	17,569	630,376
The Bank of Princeton	1,835	58,225
The Community Financial Corp	1,393	39,519
The First Bancshares Inc	3,985	123,137
The First of Long Island Corp	7,616	167,019
The GEO Group Inc REIT	38,939	747,629
The Navigators Group Inc	6,579	459,675

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
The RMR Group Inc ‘A’	2,166	$132,083
Third Point Reinsurance Ltd * (Bermuda)	24,820	257,632
Tier REIT Inc	17,704	507,397
Timberland Bancorp Inc	2,173	60,801
Tiptree Inc	8,409	53,229
Tompkins Financial Corp	4,723	359,279
Towne Bank	21,101	522,250
TPG RE Finance Trust Inc REIT	11,322	221,911
Transcontinental Realty Investors Inc *	488	15,245
TriCo Bancshares	8,246	323,985
Trinity Place Holdings Inc *	7,272	29,088
TriState Capital Holdings Inc *	8,217	167,873
Triumph Bancorp Inc *	7,580	222,776
Trupanion Inc *	8,224	269,254
TrustCo Bank Corp NY	30,987	240,459
Trustmark Corp	20,841	700,883
UMB Financial Corp	14,399	922,112
UMH Properties Inc REIT	10,808	152,177
Union Bankshares Corp	24,604	795,447
Union Bankshares Inc	1,357	61,377
United Bankshares Inc	31,430	1,139,023
United Community Banks Inc	24,539	611,757
United Community Financial Corp	15,777	147,515
United Financial Bancorp Inc	16,186	232,269
United Fire Group Inc	6,764	295,654
United Insurance Holdings Corp	6,674	106,117
United Security Bancshares	4,531	48,029
Unity Bancorp Inc	2,662	50,259
Universal Health Realty Income Trust REIT	4,057	307,155
Universal Insurance Holdings Inc	10,269	318,339
Univest Financial Corp	9,123	223,149
Urban Edge Properties REIT	35,119	667,261
Urstadt Biddle Properties Inc ‘A’ REIT	9,390	193,810
Valley National Bancorp	104,331	999,491
Veritex Holdings Inc	14,134	342,325
Virtus Investment Partners Inc	2,051	200,075
Waddell & Reed Financial Inc ‘A’	23,641	408,753
WageWorks Inc *	12,970	489,747
Walker & Dunlop Inc	8,759	445,921
Washington Federal Inc	25,733	743,426
Washington Prime Group Inc REIT	59,832	338,051
Washington Real Estate Investment Trust REIT	24,952	708,138
Washington Trust Bancorp Inc	4,704	226,498
Waterstone Financial Inc	8,542	140,601
WesBanco Inc	16,772	666,687
West Bancorporation Inc	5,472	113,161
Westamerica Bancorporation	8,212	507,502
Western Asset Mortgage Capital Corp REIT	16,757	171,424
Western New England Bancorp Inc	8,468	78,160
Westwood Holdings Group Inc	2,746	96,851
Whitestone REIT	12,381	148,820
WisdomTree Investments Inc	44,351	313,118
World Acceptance Corp *	2,025	237,188
WSFS Financial Corp	15,989	617,175
Xenia Hotels & Resorts Inc REIT	35,963	787,949

		159,717,681

Industrial - 12.3%

AAON Inc	13,048	602,557
AAR Corp	10,482	340,770
Actuant Corp ‘A’	19,492	475,020
Advanced Disposal Services Inc *	23,161	648,508
Advanced Drainage Systems Inc	11,604	299,035
Advanced Energy Industries Inc *	12,440	618,019
Aegion Corp *	10,172	178,722
Aerojet Rocketdyne Holdings Inc *	23,348	829,554
Aerovironment Inc *	6,821	466,625
Air Transport Services Group Inc *	18,427	424,742
Alamo Group Inc	3,033	303,118

	Shares	Value
Alarm.com Holdings Inc *	10,075	$653,867
Albany International Corp ‘A’	9,184	657,483
Allied Motion Technologies Inc	2,358	81,068
Ambarella Inc *	9,752	421,286
American Outdoor Brands Corp *	16,994	158,724
American Woodmark Corp *	4,496	371,504
Apogee Enterprises Inc	8,706	326,388
Applied Industrial Technologies Inc	12,222	726,842
Applied Optoelectronics Inc *	6,179	75,384
AquaVenture Holdings Ltd *	3,308	64,010
ArcBest Corp	8,201	252,509
Ardmore Shipping Corp * (Ireland)	10,432	64,261
Argan Inc	4,535	226,523
Armstrong Flooring Inc *	6,600	89,760
Astec Industries Inc	7,250	273,760
Astronics Corp *	6,837	223,707
Atkore International Group Inc *	12,250	263,742
Atlas Air Worldwide Holdings Inc *	7,548	381,627
Axon Enterprise Inc *	18,347	998,260
AZZ Inc	8,236	337,099
Babcock & Wilcox Enterprises Inc *	10,597	4,357
Badger Meter Inc	9,143	508,717
Barnes Group Inc	15,298	786,470
Bel Fuse Inc ‘B’	2,855	72,174
Belden Inc	12,876	691,441
Benchmark Electronics Inc	13,703	359,704
Boise Cascade Co	12,279	328,586
Brady Corp ‘A’	15,322	711,094
Briggs & Stratton Corp	13,775	162,958
Builders FirstSource Inc *	35,817	477,799
Cactus Inc ‘A’ *	12,181	433,644
Caesarstone Ltd	7,068	110,331
Casella Waste Systems Inc ‘A’ *	13,695	486,994
CECO Environmental Corp *	9,332	67,190
Charah Solutions Inc *	2,646	16,934
Chart Industries Inc *	9,845	891,169
Chase Corp	2,283	211,269
CIRCOR International Inc *	5,046	164,500
Columbus McKinnon Corp	7,045	241,996
Comfort Systems USA Inc	11,657	610,710
Comtech Telecommunications Corp	7,564	175,636
Continental Building Products Inc *	11,913	295,323
Control4 Corp *	8,133	137,692
Costamare Inc (Monaco)	14,931	77,641
Covanta Holding Corp	37,708	652,725
Covenant Transportation Group Inc ‘A’ *	3,982	75,578
CryoPort Inc *	8,200	105,944
CSW Industrials Inc *	4,512	258,492
Daseke Inc *	13,325	67,824
DHT Holdings Inc	28,648	127,770
Digimarc Corp *	3,655	114,694
Dorian LPG Ltd *	8,303	53,305
Ducommun Inc *	3,374	146,836
DXP Enterprises Inc *	4,962	193,121
Dycom Industries Inc *	9,700	445,618
Eagle Bulk Shipping Inc *	16,082	74,781
Eastman Kodak Co *	6,937	20,534
Echo Global Logistics Inc *	8,788	217,767
EMCOR Group Inc	18,296	1,337,072
Encore Wire Corp	6,465	369,927
Energous Corp *	7,660	48,564
Energy Recovery Inc *	11,750	102,578
EnerSys	13,841	901,880
EnPro Industries Inc	6,564	423,050
ESCO Technologies Inc	8,026	537,983
Evoqua Water Technologies Corp *	24,183	304,222
Exponent Inc	16,247	937,777
Fabrinet * (Thailand)	11,582	606,434
FARO Technologies Inc *	5,488	240,978
Federal Signal Corp	18,802	488,664

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Fitbit Inc ‘A’ *	68,315	$404,425
Fluidigm Corp *	10,212	135,717
Forterra Inc *	6,093	25,712
Forward Air Corp	9,156	592,668
Franklin Electric Co Inc	14,860	759,197
FreightCar America Inc *	3,749	23,094
Frontline Ltd * (Norway)	25,384	163,981
GasLog Ltd (Monaco)	12,836	224,117
GATX Corp	12,079	922,473
Genco Shipping & Trading Ltd *	2,589	19,314
Gencor Industries Inc *	3,028	37,426
Generac Holdings Inc *	19,302	988,841
General Finance Corp *	3,045	28,410
Gibraltar Industries Inc *	10,192	413,897
Global Brass & Copper Holdings Inc	6,974	240,185
Golar LNG Ltd (Bermuda)	30,245	637,867
GoPro Inc ‘A’ *	36,325	236,112
GP Strategies Corp *	4,137	50,265
Graham Corp	3,212	63,052
Granite Construction Inc	13,952	602,029
Great Lakes Dredge & Dock Corp *	17,463	155,595
Greif Inc ‘A’	8,221	339,116
Greif Inc ‘B’	1,886	92,207
Griffon Corp	11,006	203,391
Harsco Corp *	25,915	522,446
Haynes International Inc	4,126	135,457
Heartland Express Inc	15,380	296,526
Heritage-Crystal Clean Inc *	4,615	126,682
Hillenbrand Inc	19,948	828,440
Hub Group Inc ‘A’ *	10,562	431,458
Hurco Cos Inc	1,933	77,958
Hyster-Yale Materials Handling Inc	3,232	201,548
Ichor Holdings Ltd *	6,881	155,373
IES Holdings Inc *	2,931	52,084
II-VI Inc *	20,341	757,499
Infrastructure and Energy Alternatives Inc *	5,603	29,360
Insteel Industries Inc	5,791	121,148
International Seaways Inc *	7,225	123,836
IntriCon Corp *	2,297	57,609
Iteris Inc *	8,266	34,469
Itron Inc *	10,808	504,193
JELD-WEN Holding Inc *	21,446	378,736
John Bean Technologies Corp	10,060	924,413
Kadant Inc	3,525	310,059
Kaman Corp	8,782	513,220
KBR Inc	45,019	859,413
KEMET Corp	18,238	309,499
Kennametal Inc	26,042	957,043
Kimball Electronics Inc *	8,096	125,407
Knowles Corp *	28,479	502,085
Kratos Defense & Security Solutions Inc *	28,100	439,203
Lawson Products Inc *	1,946	61,027
LB Foster Co ‘A’ *	2,893	54,446
Lindsay Corp	3,524	341,088
Louisiana-Pacific Corp	45,187	1,101,659
LSB Industries Inc *	6,186	38,601
Lydall Inc *	5,602	131,423
Manitex International Inc *	4,606	35,236
Marten Transport Ltd	12,269	218,756
Masonite International Corp *	8,298	413,987
MasTec Inc *	20,267	974,843
Matson Inc	13,467	486,024
Mesa Laboratories Inc	1,094	252,167
Milacron Holdings Corp *	22,196	251,259
Mistras Group Inc *	5,593	77,239
Moog Inc ‘A’	10,334	898,541
MSA Safety Inc	10,902	1,127,267
Mueller Industries Inc	18,278	572,833
Mueller Water Products Inc ‘A’	48,736	489,309
Multi-Color Corp	4,359	217,471

	Shares	Value
Myers Industries Inc	11,208	$191,769
MYR Group Inc *	5,364	185,755
Napco Security Technologies Inc *	4,127	85,594
National Presto Industries Inc	1,670	181,278
NCI Building Systems Inc *	13,238	81,546
NL Industries Inc *	2,103	8,160
nLight Inc *	7,319	163,067
NN Inc	13,940	104,411
Nordic American Tankers Ltd	45,716	92,346
Northwest Pipe Co *	3,331	79,944
Novanta Inc *	10,537	892,800
NV5 Global Inc *	3,008	178,555
NVE Corp	1,554	152,121
Olympic Steel Inc	2,927	46,451
Omega Flex Inc	865	65,567
Orion Group Holdings Inc *	8,738	25,515
OSI Systems Inc *	5,461	478,384
Overseas Shipholding Group Inc ‘A’ *	18,779	43,004
PAM Transportation Services Inc *	685	33,524
Park Electrochemical Corp	6,184	97,089
Park-Ohio Holdings Corp	2,776	89,887
Patrick Industries Inc *	7,252	328,661
PGT Innovations Inc *	18,576	257,278
Plexus Corp *	9,565	582,987
Powell Industries Inc	2,969	78,827
Primoris Services Corp	13,177	272,500
Proto Labs Inc *	8,721	916,926
Pure Cycle Corp *	5,728	56,478
Radiant Logistics Inc *	12,971	81,717
Raven Industries Inc	11,696	448,776
RBC Bearings Inc *	7,606	967,255
Rexnord Corp *	33,563	843,774
Ryerson Holding Corp *	4,645	39,761
Safe Bulkers Inc * (Greece)	16,949	24,746
Saia Inc *	8,154	498,209
Sanmina Corp *	21,727	626,824
Scorpio Bulkers Inc	18,777	72,104
Scorpio Tankers Inc (Monaco)	14,859	294,803
SEACOR Holdings Inc *	5,330	225,352
Ship Finance International Ltd (Norway)	26,798	330,687
Simpson Manufacturing Co Inc	13,229	784,083
SMART Global Holdings Inc *	4,041	77,587
SPX Corp *	13,600	473,144
SPX FLOW Inc *	13,459	429,342
Standex International Corp	4,043	296,756
Sterling Construction Co Inc *	8,095	101,349
Stoneridge Inc *	9,036	260,779
Sturm Ruger & Co Inc	5,321	282,119
Summit Materials Inc ‘A’ *	35,661	565,940
Sun Hydraulics Corp	9,166	426,311
SunPower Corp *	19,551	127,277
Synalloy Corp	2,651	40,295
SYNNEX Corp	13,302	1,268,878
Tech Data Corp *	11,883	1,216,938
Teekay Corp (Bermuda)	22,751	89,184
Teekay Tankers Ltd ‘A’ (Bermuda)	60,877	59,057
Tennant Co	5,582	346,586
Tetra Tech Inc	17,722	1,056,054
The Eastern Co	1,965	54,077
The Gorman-Rupp Co	5,819	197,497
The Greenbrier Cos Inc	10,060	324,234
The Manitowoc Co Inc *	11,036	181,101
Tidewater Inc *	9,487	220,004
TimkenSteel Corp *	13,184	143,178
TopBuild Corp *	11,357	736,161
Tredegar Corp	8,090	130,573
Trex Co Inc *	18,911	1,163,405
TriMas Corp *	14,594	441,177
Trinseo SA	13,652	618,436
Triumph Group Inc	15,285	291,332

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
TTM Technologies Inc *	29,746	$348,921
Turtle Beach Corp *	2,585	29,366
Tutor Perini Corp *	11,819	202,341
Twin Disc Inc *	2,952	49,151
UFP Technologies Inc *	2,401	89,797
Universal Forest Products Inc	19,252	575,442
Universal Logistics Holdings Inc	2,688	52,900
US Concrete Inc *	5,306	219,775
US Ecology Inc	7,040	394,099
US Xpress Enterprises Inc ‘A’ *	6,549	43,289
USA Truck Inc *	2,581	37,270
Vicor Corp *	5,623	174,425
Vishay Intertechnology Inc	42,732	789,260
Vishay Precision Group Inc *	3,285	112,380
VSE Corp	2,945	93,003
Watts Water Technologies Inc ‘A’	8,802	711,378
Werner Enterprises Inc	14,765	504,225
Wesco Aircraft Holdings Inc *	17,621	154,889
Willis Lease Finance Corp *	1,196	50,698
WillScot Corp *	12,552	139,202
Woodward Inc	17,152	1,627,553
Worthington Industries Inc	12,946	483,145
YRC Worldwide Inc *	11,164	74,687
ZAGG Inc *	8,387	76,070

		83,250,904

Technology - 10.1%

3D Systems Corp *	34,953	376,094
ACI Worldwide Inc *	36,683	1,205,770
ACM Research Inc ‘A’ *	2,615	40,349
Adesto Technologies Corp *	8,585	51,939
Agilysys Inc *	4,835	102,357
Allscripts Healthcare Solutions Inc *	55,498	529,451
Alpha & Omega Semiconductor Ltd *	6,393	73,583
Altair Engineering Inc ‘A’ *	8,147	299,891
Alteryx Inc ‘A’ *	9,343	783,597
Amber Road Inc *	7,761	67,288
American Software Inc ‘A’	9,467	113,131
Amkor Technology Inc *	32,227	275,219
Appfolio Inc ‘A’ *	5,098	404,781
Aquantia Corp *	6,942	62,895
Asure Software Inc *	3,226	19,711
Avaya Holdings Corp *	33,619	565,808
Avid Technology Inc *	7,844	58,438
AVX Corp	14,771	256,129
Axcelis Technologies Inc *	10,203	205,284
AXT Inc *	11,327	50,405
Benefitfocus Inc *	8,984	444,888
Blackbaud Inc	15,403	1,228,081
Blackline Inc *	11,869	549,772
Bottomline Technologies DE Inc *	13,634	682,927
Box Inc ‘A’ *	40,042	773,211
Brightcove Inc *	10,616	89,281
Brooks Automation Inc	22,388	656,640
Cabot Microelectronics Corp	8,988	1,006,297
CACI International Inc ‘A’ *	7,808	1,421,212
Carbon Black Inc *	12,461	173,831
Carbonite Inc *	10,019	248,571
Castlight Health Inc ‘B’ *	27,046	101,423
CEVA Inc *	6,827	184,056
Cirrus Logic Inc *	18,724	787,719
Cision Ltd *	21,786	299,993
Cloudera Inc *	63,699	696,867
Cohu Inc	12,830	189,243
CommVault Systems Inc *	12,842	831,391
Computer Programs & Systems Inc	3,653	108,458
Cornerstone OnDemand Inc *	17,393	952,789
Coupa Software Inc *	17,763	1,616,078
Cray Inc *	12,748	332,085
Cree Inc *	32,903	1,882,710

	Shares	Value
CSG Systems International Inc	10,260	$433,998
CTS Corp	10,738	315,375
Cubic Corp	9,843	553,570
Daily Journal Corp *	386	82,643
Diebold Nixdorf Inc	25,278	279,827
Diodes Inc *	12,973	450,163
Domo Inc ‘B’ *	5,253	211,854
Donnelley Financial Solutions Inc *	10,503	156,285
Ebix Inc	7,719	381,087
eGain Corp *	5,788	60,485
Electronics For Imaging Inc *	14,160	380,904
Entegris Inc	45,647	1,629,141
Envestnet Inc *	14,344	937,954
Everbridge Inc *	9,130	684,841
Evolent Health Inc ‘A’ *	22,003	276,798
Exela Technologies Inc *	15,284	51,049
ExlService Holdings Inc *	10,708	642,694
Five9 Inc *	18,302	966,895
ForeScout Technologies Inc *	9,901	414,951
FormFactor Inc *	24,114	387,994
Glu Mobile Inc *	35,225	385,362
HubSpot Inc *	11,910	1,979,561
Immersion Corp *	8,185	69,000
Impinj Inc *	5,072	84,981
InnerWorkings Inc *	13,270	48,037
Inovalon Holdings Inc ‘A’ *	22,547	280,259
Inphi Corp *	13,827	604,793
Insight Enterprises Inc *	11,164	614,690
Instructure Inc *	10,351	487,739
Integrated Device Technology Inc *	41,310	2,023,777
j2 Global Inc	14,894	1,289,820
Kopin Corp *	21,984	29,459
Lattice Semiconductor Corp *	37,602	448,592
LivePerson Inc *	19,168	556,255
Lumentum Holdings Inc *	24,249	1,371,038
MACOM Technology Solutions Holdings Inc *	14,299	238,936
MajesCo *	2,075	14,629
ManTech International Corp ‘A’	8,447	456,307
MAXIMUS Inc	20,423	1,449,625
MaxLinear Inc *	20,381	520,327
Maxwell Technologies Inc *	11,870	53,059
Medidata Solutions Inc *	18,559	1,359,261
Mercury Systems Inc *	14,957	958,445
MicroStrategy Inc ‘A’ *	2,628	379,089
Mitek Systems Inc *	11,561	141,507
MobileIron Inc *	23,287	127,380
Model N Inc *	7,974	139,864
Monotype Imaging Holdings Inc	13,206	262,667
MTS Systems Corp	5,704	310,640
Nanometrics Inc *	7,473	230,766
NantHealth Inc *	6,174	5,680
NetScout Systems Inc *	23,727	666,017
New Relic Inc *	14,497	1,430,854
NextGen Healthcare Inc *	16,782	282,441
Omnicell Inc *	12,315	995,545
OneSpan Inc *	9,869	189,682
PAR Technology Corp *	3,692	90,306
Park City Group Inc *	4,684	37,425
PDF Solutions Inc *	9,201	113,632
Perspecta Inc	45,884	927,774
Photronics Inc *	21,014	198,582
Pitney Bowes Inc	59,334	407,625
PlayAGS Inc *	7,018	167,941
Power Integrations Inc	9,159	640,580
Presidio Inc	13,014	192,607
Progress Software Corp	14,485	642,699
PROS Holdings Inc *	10,303	435,199
QAD Inc ‘A’	3,264	140,580
Qualys Inc *	10,927	904,100
Rambus Inc *	33,943	354,704

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Rapid7 Inc *	11,855	$599,982
Remark Holdings Inc *	9,011	16,670
Rimini Street Inc *	2,723	13,615
Rudolph Technologies Inc *	10,411	237,371
SailPoint Technologies Holding Inc *	22,517	646,688
Science Applications International Corp	16,206	1,247,052
SecureWorks Corp ‘A’ *	3,091	56,874
Semtech Corp *	20,776	1,057,706
Silicon Laboratories Inc *	13,669	1,105,275
Simulations Plus Inc	3,818	80,598
SPS Commerce Inc *	5,463	579,406
Stratasys Ltd *	16,099	383,478
SVMK Inc *	5,846	106,456
Sykes Enterprises Inc *	12,591	356,073
Synaptics Inc *	10,954	435,422
Tabula Rasa HealthCare Inc *	5,724	322,948
Telenav Inc *	11,051	67,080
Tenable Holdings Inc *	9,303	294,533
The KeyW Holding Corp *	15,498	133,593
TiVo Corp	38,798	361,597
TTEC Holdings Inc	4,582	166,006
Ultra Clean Holdings Inc *	12,640	130,824
Unisys Corp *	16,135	188,295
Upland Software Inc *	5,179	219,382
USA Technologies Inc *	17,484	72,559
Varonis Systems Inc *	9,027	538,280
Veeco Instruments Inc *	15,805	171,326
Verint Systems Inc *	20,617	1,234,134
Veritone Inc *	2,336	12,147
Virtusa Corp *	9,186	490,992
Vocera Communications Inc *	9,559	302,351
Vuzix Corp *	7,685	23,516
Workiva Inc *	9,133	463,043
Xperi Corp	15,492	362,513
Yext Inc *	26,914	588,340

		68,904,114

Utilities - 3.5%

ALLETE Inc	16,480	1,355,150
Ameresco Inc ‘A’ *	6,457	104,474
American States Water Co	11,755	838,131
Artesian Resources Corp ‘A’	2,537	94,554
Atlantic Power Corp *	33,255	83,803
Avista Corp	20,950	850,989
Black Hills Corp	17,286	1,280,374
California Water Service Group	15,542	843,620
Chesapeake Utilities Corp	4,827	440,271
Clearway Energy Inc ‘A’	11,081	161,118
Clearway Energy Inc ‘C’	23,606	356,687
Connecticut Water Service Inc	3,955	271,511
Consolidated Water Co Ltd (Cayman)	4,523	58,211
El Paso Electric Co	13,078	769,248

	Shares	Value
Global Water Resources Inc	2,995	$29,381
IDACORP Inc	16,213	1,613,842
MGE Energy Inc	11,313	768,945
Middlesex Water Co	5,053	282,917
New Jersey Resources Corp	27,921	1,390,187
Northwest Natural Holding Co	9,155	600,843
NorthWestern Corp	16,247	1,143,951
ONE Gas Inc	16,799	1,495,615
Ormat Technologies Inc	12,694	700,074
Otter Tail Corp	12,603	627,881
PICO Holdings Inc *	6,704	66,370
PNM Resources Inc	25,438	1,204,235
Portland General Electric Co	28,574	1,481,276
RGC Resources Inc	2,250	59,647
SJW Group	7,383	455,826
South Jersey Industries Inc	29,203	936,540
Southwest Gas Holdings Inc	16,651	1,369,711
Spark Energy Inc ‘A’	3,905	34,794
Spire Inc	15,779	1,298,454
The York Water Co	4,359	149,601
Unitil Corp	4,802	260,124

		23,478,355

Total Common Stocks (Cost $565,633,572)		649,130,078

	Principal Amount

SHORT-TERM INVESTMENT - 4.1%

Repurchase Agreement - 4.1%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $27,751,111; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $28,305,826)	$27,749,955	27,749,955

Total Short-Term Investment (Cost $27,749,955)		27,749,955

TOTAL INVESTMENTS - 99.8% (Cost $593,383,527)		676,880,033

DERIVATIVES - (0.0%)
(See Note (b) in Notes to Schedule of Investments)		(33,164)

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,414,716

NET ASSETS - 100.0%		$678,261,585

Notes to Schedule of Investments

(a)

An investment with a value of $4,586 or less than 0.01% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/19	413	$31,912,634	$31,879,470	($33,164)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$20,879,352	$20,874,766	$-	$4,586
	Communications	42,661,355	42,661,355	-	-
	Consumer, Cyclical	80,459,186	80,459,186	-	-
	Consumer, Non-Cyclical	144,964,268	144,962,365	1,903	-
	Energy	24,814,863	24,814,863	-	-
	Financial	159,717,681	159,717,681	-	-
	Industrial	83,250,904	83,250,904	-	-
	Technology	68,904,114	68,904,114	-	-
	Utilities	23,478,355	23,478,355	-	-

	Total Common Stocks	649,130,078	649,123,589	1,903	4,586

	Short-Term Investment	27,749,955	-	27,749,955	-

	Total Assets	676,880,033	649,123,589	27,751,858	4,586

Liabilities	Derivatives:
	Equity Contracts
	Futures	(33,164)	(33,164)	-	-

	Total Liabilities	(33,164)	(33,164)	-	-

	Total	$676,846,869	$649,090,425	$27,751,858	$4,586

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

Basic Materials - 0.7%

Orion Engineered Carbons SA (Luxembourg)	132,022	$2,507,098

Communications - 5.4%

A10 Networks Inc *	564,000	3,998,760
Criteo SA ADR * (France)	126,209	2,527,966
Extreme Networks Inc *	464,899	3,482,094
Finisar Corp *	184,910	4,284,365
Houghton Mifflin Harcourt Co *	373,572	2,715,868
Scholastic Corp	73,472	2,921,247

		19,930,300

Consumer, Cyclical - 12.9%

Bloomin’ Brands Inc	175,930	3,597,769
BMC Stock Holdings Inc *	142,248	2,513,522
Citi Trends Inc	148,213	2,861,993
Cooper-Standard Holdings Inc *	51,169	2,402,896
Dana Inc	109,068	1,934,867
El Pollo Loco Holdings Inc *	174,719	2,273,094
Hawaiian Holdings Inc	147,341	3,867,701
Knoll Inc	141,876	2,682,875
Red Robin Gourmet Burgers Inc *	118,346	3,409,548
REV Group Inc	257,516	2,819,800
Signet Jewelers Ltd (NYSE)	97,446	2,646,634
Skechers U.S.A. Inc ‘A’ *	101,938	3,426,136
SkyWest Inc	92,201	5,005,592
Taylor Morrison Home Corp ‘A’ *	279,268	4,957,007
Tower International Inc	135,036	2,839,807

		47,239,241

Consumer, Non-Cyclical - 9.1%

Booz Allen Hamilton Holding Corp	49,666	2,887,581
Cott Corp	291,684	4,261,503
Fresh Del Monte Produce Inc	110,934	2,998,546
ICON PLC *	26,696	3,646,140
Molina Healthcare Inc *	33,012	4,686,384
Nomad Foods Ltd * (United Kingdom)	276,409	5,652,564
Sotheby’s *	96,355	3,637,401
Tivity Health Inc *	8,074	141,779
Viad Corp	48,183	2,712,221
WellCare Health Plans Inc *	10,809	2,915,728

		33,539,847

Energy - 7.5%

Dril-Quip Inc *	65,625	3,008,906
Helix Energy Solutions Group Inc *	344,177	2,722,440
MRC Global Inc *	222,561	3,890,366
Oasis Petroleum Inc *	439,266	2,653,167
Oil States International Inc *	149,648	2,538,030
Patterson-UTI Energy Inc	226,073	3,169,543
QEP Resources Inc *	512,363	3,991,308
RPC Inc	220,250	2,513,053
SM Energy Co	164,819	2,882,684

		27,369,497

Financial - 30.3%

1st Source Corp	63,778	2,864,270
Armada Hoffler Properties Inc REIT	232,863	3,630,334
Associated Banc-Corp	191,223	4,082,611
BankUnited Inc	143,879	4,805,559
City Office REIT Inc	362,415	4,098,914
Cousins Properties Inc REIT	272,354	2,630,940
Empire State Realty Trust Inc ‘A’ REIT	255,050	4,029,790
Essent Group Ltd *	102,103	4,436,375
First American Financial Corp	78,749	4,055,574

	Shares	Value
Heritage Financial Corp	139,410	$4,201,817
IBERIABANK Corp	67,324	4,827,804
Independence Realty Trust Inc REIT	465,706	5,024,968
Independent Bank Group Inc	87,444	4,485,003
Kemper Corp	35,107	2,673,047
National Storage Affiliates Trust REIT	166,226	4,739,103
Sandy Spring Bancorp Inc	125,994	3,941,092
Selective Insurance Group Inc	66,736	4,223,054
STAG Industrial Inc REIT	197,208	5,847,217
State Auto Financial Corp	61,503	2,024,679
Sterling Bancorp	260,599	4,854,959
Synovus Financial Corp	117,335	4,031,631
Texas Capital Bancshares Inc *	81,208	4,433,145
TriCo Bancshares	97,637	3,836,158
Umpqua Holdings Corp	257,608	4,250,532
Webster Financial Corp	82,191	4,164,618
WSFS Financial Corp	113,997	4,400,284
Zions Bancorp NA	99,301	4,509,258

		111,102,736

Industrial - 11.7%

AAR Corp	87,104	2,831,751
Air Transport Services Group Inc *	95,559	2,202,635
Atlas Air Worldwide Holdings Inc *	48,532	2,453,778
Columbus McKinnon Corp	64,434	2,213,308
Control4 Corp *	204,124	3,455,819
Covenant Transportation Group Inc ‘A’ *	88,284	1,675,630
EnerSys	31,477	2,051,041
Granite Construction Inc	60,029	2,590,252
Graphic Packaging Holding Co	358,621	4,529,383
Kennametal Inc	10,000	367,500
Oshkosh Corp	24,567	1,845,719
Primoris Services Corp	164,074	3,393,050
Regal Beloit Corp	42,183	3,453,522
Terex Corp	70,798	2,274,740
Trinseo SA	83,970	3,803,841
TTM Technologies Inc *	46,990	551,193
Tutor Perini Corp *	184,307	3,155,336

		42,848,498

Technology - 14.0%

CommVault Systems Inc *	48,722	3,154,262
CSG Systems International Inc	67,187	2,842,010
Kulicke & Soffa Industries Inc (Singapore)	227,910	5,039,090
Luxoft Holding Inc *	117,962	6,925,549
MagnaChip Semiconductor Corp * (South Korea)	463,699	3,431,372
MaxLinear Inc *	145,282	3,709,049
Nanometrics Inc *	92,403	2,853,405
NCR Corp *	185,383	5,059,102
NetScout Systems Inc *	159,214	4,469,137
Unisys Corp *	249,225	2,908,456
Verint Systems Inc *	103,773	6,211,852
WNS Holdings Ltd ADR * (India)	86,221	4,592,993

		51,196,277

Utilities - 4.9%

Black Hills Corp	60,632	4,491,012
PNM Resources Inc	101,180	4,789,861
Portland General Electric Co	92,657	4,803,339
Southwest Gas Holdings Inc	46,240	3,803,703

		17,887,915

Total Common Stocks (Cost $358,872,788)		353,621,409

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.3%

Repurchase Agreement - 3.3%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $12,259,131; collateralized by U.S. Treasury Notes: 2.000% due 11/30/22 and value $12,506,285)	$12,258,620	$12,258,620

Total Short-Term Investment (Cost $12,258,620)		12,258,620

TOTAL INVESTMENTS - 99.8% (Cost $371,131,408)		365,880,029

OTHER ASSETS & LIABILITIES, NET - 0.2%		553,149

NET ASSETS - 100.0%		$366,433,178

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$353,621,409	$353,621,409	$-	$-
	Short-Term Investment	12,258,620	-	12,258,620	-

	Total	$365,880,029	$353,621,409	$12,258,620	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Communications - 0.0%

Media General Inc - Contingent Value Rights * ± Ω	337,364	$-

Total Rights (Cost $0)		-

COMMON STOCKS - 97.9%

Basic Materials - 0.2%

AdvanSix Inc *	78,064	2,230,288

Communications - 7.8%

CBS Corp ‘B’	106,608	5,067,078
Charter Communications Inc ‘A’ *	33,904	11,761,637
Cisco Systems Inc	209,786	11,326,346
CommScope Holding Co Inc *	234,507	5,095,837
DISH Network Corp ‘A’ *	277,997	8,809,725
Entercom Communications Corp ‘A’	635,970	3,338,843
Expedia Group Inc	41,735	4,966,465
Nexstar Media Group Inc ‘A’	68,611	7,435,374
Verizon Communications Inc	238,822	14,121,545

		71,922,850

Consumer, Cyclical - 9.6%

AutoZone Inc *	13,727	14,058,095
Best Buy Co Inc	71,301	5,066,649
Brinker International Inc	72,774	3,229,710
Columbia Sportswear Co	41,732	4,347,640
Delta Air Lines Inc	266,999	13,790,498
Genuine Parts Co	34,153	3,826,161
Hilton Worldwide Holdings Inc	62,012	5,153,817
Kohl’s Corp	113,490	7,804,707
Nordstrom Inc	186,136	8,260,716
Southwest Airlines Co	58,646	3,044,314
The Home Depot Inc	26,888	5,159,538
Tiffany & Co	62,056	6,550,011
Walgreens Boots Alliance Inc	140,846	8,911,327

		89,203,183

Consumer, Non-Cyclical - 13.4%

Allergan PLC	57,078	8,356,790
AmerisourceBergen Corp	57,644	4,583,851
Coty Inc ‘A’	428,209	4,924,404
HCA Healthcare Inc	28,808	3,755,987
Johnson & Johnson	92,390	12,915,198
Keurig Dr Pepper Inc	140,156	3,920,163
Medtronic PLC	67,604	6,157,372
Merck & Co Inc	226,785	18,861,708
Molson Coors Brewing Co ‘B’	61,352	3,659,647
Pfizer Inc	601,371	25,540,226
Post Holdings Inc *	78,970	8,639,318
The Clorox Co	17,795	2,855,386
The Kroger Co	125,111	3,077,731
The Procter & Gamble Co	86,652	9,016,141
UnitedHealth Group Inc	29,750	7,355,985

		123,619,907

Energy - 9.9%

Chevron Corp	100,853	12,423,072
ConocoPhillips	153,756	10,261,675
Diamondback Energy Inc	38,633	3,922,408
EQT Corp	161,804	3,355,815
Equitrans Midstream Corp *	141,232	3,076,033
Exxon Mobil Corp	120,962	9,773,730

	Shares	Value
Kinder Morgan Inc	573,107	$11,467,871
Marathon Petroleum Corp	116,915	6,997,363
Murphy USA Inc *	59,953	5,133,176
Occidental Petroleum Corp	124,898	8,268,248
PBF Energy Inc ‘A’	68,732	2,140,314
Phillips 66	55,180	5,251,481
The Williams Cos Inc	318,308	9,141,806

		91,212,992

Financial - 36.6%

Alleghany Corp *	5,571	3,411,680
American Express Co	86,336	9,436,525
American Homes 4 Rent ‘A’ REIT	226,540	5,146,989
American International Group Inc	209,494	9,020,812
Bank of America Corp	1,088,992	30,045,289
Brixmor Property Group Inc REIT	390,955	7,181,843
Capital One Financial Corp	221,405	18,086,574
CBRE Group Inc ‘A’ *	190,513	9,420,868
Chubb Ltd (Switzerland)	51,248	7,178,820
Citigroup Inc	173,124	10,771,775
Citizens Financial Group Inc	268,250	8,718,125
CorePoint Lodging Inc REIT	99,732	1,114,006
EastGroup Properties Inc REIT	41,710	4,656,504
Fairfax Financial Holdings Ltd (Canada)	9,278	4,315,291
Federal Realty Investment Trust REIT	42,047	5,796,179
Fifth Third Bancorp	204,870	5,166,821
First Republic Bank	45,648	4,585,798
Invesco Ltd	195,753	3,779,990
Kimco Realty Corp REIT	331,809	6,138,467
Loews Corp	337,880	16,194,588
M&T Bank Corp	83,632	13,131,897
Marsh & McLennan Cos Inc	82,347	7,732,383
Mid-America Apartment Communities Inc REIT	87,417	9,557,301
Morgan Stanley	258,734	10,918,575
Northern Trust Corp	62,267	5,629,560
Outfront Media Inc REIT	274,711	6,428,237
Prudential Financial Inc	32,641	2,999,055
Public Storage REIT	41,118	8,954,678
Rayonier Inc REIT	183,467	5,782,880
SunTrust Banks Inc	177,922	10,541,879
T Rowe Price Group Inc	119,454	11,959,735
The Charles Schwab Corp	169,812	7,261,161
The Hartford Financial Services Group Inc	134,330	6,678,888
The PNC Financial Services Group Inc	131,829	16,170,145
The Travelers Cos Inc	85,982	11,793,291
US Bancorp	185,470	8,937,799
Wells Fargo & Co	457,984	22,129,787
Weyerhaeuser Co REIT	85,820	2,260,499

		339,034,694

Industrial - 11.0%

Arrow Electronics Inc *	106,635	8,217,293
Ball Corp	241,898	13,996,218
Carlisle Cos Inc	38,420	4,711,060
Dover Corp	75,603	7,091,562
Energizer Holdings Inc	110,696	4,973,571
Graphic Packaging Holding Co	428,103	5,406,941
Honeywell International Inc	70,413	11,190,034
Illinois Tool Works Inc	56,543	8,115,617
Martin Marietta Materials Inc	67,464	13,572,408
Packaging Corp of America	61,033	6,065,460
The Middleby Corp *	23,445	3,048,553
United Technologies Corp	72,989	9,407,552
Westrock Co	159,926	6,133,162

		101,929,431

Technology - 3.8%

Analog Devices Inc	67,808	7,138,148
Hewlett Packard Enterprise Co	204,826	3,160,465
Microsoft Corp	85,012	10,026,315

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
QUALCOMM Inc	49,075	$2,798,747
Texas Instruments Inc	111,866	11,865,627

		34,989,302

Utilities - 5.6%

American Electric Power Co Inc	146,943	12,306,476
Duke Energy Corp	59,728	5,375,520
Edison International	48,916	3,028,879
Eversource Energy	74,062	5,254,699
NextEra Energy Inc	54,532	10,542,126
NiSource Inc	117,185	3,358,522
Xcel Energy Inc	220,674	12,404,086

		52,270,308

Total Common Stocks (Cost $774,813,980)		906,412,955

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.0%

Repurchase Agreement - 2.0%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $18,333,767; collateralized by U.S. Treasury Notes: 2.000% due 11/30/22 and value $18,704,443)	$18,333,003	$18,333,003

Total Short-Term Investment (Cost $18,333,003)		18,333,003

TOTAL INVESTMENTS - 99.9% (Cost $793,146,983)		924,745,958

OTHER ASSETS & LIABILITIES, NET - 0.1%		664,860

NET ASSETS - 100.0%		$925,410,818

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$906,412,955	$906,412,955	$-	$-
	Short-Term Investment	18,333,003	-	18,333,003	-

	Total	$924,745,958	$906,412,955	$18,333,003	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.5%

Brazil - 1.4%

Itau Unibanco Holding SA ADR	745,865	$6,571,071
Lojas Americanas SA	3,151,670	13,499,050

		20,070,121

India - 0.1%

Zee Entertainment Enterprises Ltd (India) 6.000% due 03/05/22	9,940,073	790,614

Total Preferred Stocks (Cost $24,471,640)		20,860,735

COMMON STOCKS - 96.0%

Argentina - 1.2%

MercadoLibre Inc *	34,580	17,557,303

Brazil - 3.3%

Atacadao SA	3,281,500	16,837,661
B3 SA - Brasil Bolsa Balcao	2,422,543	19,873,595
StoneCo Ltd ‘A’ *	35,680	1,466,805
Vale SA ADR	729,290	9,524,527

		47,702,588

Chile - 1.2%

Banco de Chile	14,732,260	2,168,641
SACI Falabella	2,047,349	15,223,380

		17,392,021

China - 25.7%

Alibaba Group Holding Ltd ADR *	532,328	97,123,244
China International Capital Corp Ltd ‘H’ ~	3,093,600	7,181,445
Dong-E-E-Jiao Co Ltd ‘A’	914,004	6,434,963
Huazhu Group Ltd ADR	908,178	38,270,621
Innovent Biologics Inc * ~	653,000	2,385,824
Jiangsu Hengrui Medicine Co Ltd ‘A’	3,927,626	38,148,358
Meituan Dianping ‘B’ *	3,872,900	26,176,769
Pinduoduo Inc ADR *	158,690	3,935,512
Ping An Healthcare and Technology Co Ltd * ~	96,336	544,949
Ping An Insurance Group Co of China Ltd ‘A’	1,312,322	15,034,438
Shanghai Junshi Biosciences Co Ltd ‘H’ *	542,000	2,064,446
Sinopharm Group Co Ltd ‘H’	4,822,100	20,105,150
Sunny Optical Technology Group Co Ltd	730,900	8,762,310
Tencent Holdings Ltd	1,203,718	55,356,323
Tencent Music Entertainment Group ADR *	420	7,602
Wuxi Biologics Cayman Inc * ~	921,000	8,971,827
Yum China Holdings Inc	518,280	23,275,955
ZTO Express Cayman Inc ADR	840,410	15,362,695

		369,142,431

Colombia - 0.5%

Grupo Aval Acciones y Valores SA ADR	993,643	7,740,479

Egypt - 0.5%

Commercial International Bank Egypt SAE	1,657,860	6,525,028

France - 6.3%

Kering SA	104,654	60,029,762
LVMH Moet Hennessy Louis Vuitton SE	82,678	30,453,082

		90,482,844

	Shares	Value
Hong Kong - 6.5%

AIA Group Ltd	4,424,400	$44,242,979
Hong Kong Exchanges & Clearing Ltd	754,070	26,346,093
Hutchison China MediTech Ltd ADR *	132,200	4,042,676
Jardine Strategic Holdings Ltd (XSES)	486,851	18,261,702

		92,893,450

India - 11.2%

Bandhan Bank Ltd ~	247,617	1,878,260
Biocon Ltd	878,593	7,751,722
Cholamandalam Investment & Finance Co Ltd	250,307	5,248,931
Housing Development Finance Corp Ltd	1,845,619	52,420,969
Kotak Mahindra Bank Ltd	2,387,766	46,006,563
Oberoi Realty Ltd	382,824	2,919,967
Odisha Cement Ltd	243,181	3,473,513
Tata Consultancy Services Ltd	602,904	17,425,170
UltraTech Cement Ltd	130,126	7,513,886
Zee Entertainment Enterprises Ltd	2,481,478	15,971,249

		160,610,230

Indonesia - 1.0%

P.T. Bank Central Asia Tbk	4,060,500	7,923,588
P.T. Indocement Tunggal Prakarsa Tbk	4,530,401	6,983,830

		14,907,418

Italy - 1.5%

Moncler SPA	210,254	8,485,774
PRADA SPA	4,323,800	12,888,999

		21,374,773

Mexico - 6.4%

Alsea SAB de CV	2,621,037	5,491,819
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ‘B’	4,502,927	6,154,617
Fomento Economico Mexicano SAB de CV	2,511,704	23,182,173
Fomento Economico Mexicano SAB de CV ADR	111,840	10,320,595
Grupo Aeroportuario del Sureste SAB de CV ‘B’	436,765	7,057,456
Grupo Financiero Inbursa SAB de CV ‘O’	7,484,046	10,368,027
Grupo Mexico SAB de CV ‘B’	7,766,589	21,350,842
Wal-Mart de Mexico SAB de CV	2,781,567	7,440,345

		91,365,874

Peru - 1.3%

Credicorp Ltd	75,910	18,214,604

Philippines - 3.6%

Ayala Corp	271,950	4,870,176
Ayala Land Inc	11,275,300	9,647,988
BDO Unibank Inc	580,560	1,481,847
Jollibee Foods Corp	1,324,948	7,998,639
SM Investments Corp	963,614	17,157,798
SM Prime Holdings Inc	13,994,475	10,640,262

		51,796,710

Russia - 7.7%

LUKOIL PJSC ADR (OTC)	61,830	5,528,220
LUKOIL PJSC ADR (SEAQ)	103,086	9,243,230
MMC Norilsk Nickel PJSC	11,333	2,366,125
MMC Norilsk Nickel PJSC ADR	65,791	1,386,611
Novatek PJSC GDR (LI) ~	327,563	56,156,377
Polyus PJSC GDR ~	88,200	3,624,584
Sberbank of Russia PJSC	4,218,732	13,780,868
Yandex NV ‘A’ *	557,930	19,159,316

		111,245,331

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
South Africa - 2.3%

FirstRand Ltd	4,943,539	$21,646,186
Shoprite Holdings Ltd	973,582	10,726,013
Steinhoff International Holdings NV *	4,186,929	545,538

		32,917,737

South Korea - 4.0%

Amorepacific Corp	52,405	8,722,321
AMOREPACIFIC Group	45,652	2,805,236
LG Household & Health Care Ltd	14,823	18,523,454
NAVER Corp	25,436	2,783,773
Samsung Biologics Co Ltd * ~	36,411	10,277,656
Samsung Electronics Co Ltd	373,801	14,743,807

		57,856,247

Switzerland - 3.7%

Glencore PLC	12,760,774	52,882,644

Taiwan - 5.2%

Taiwan Semiconductor Manufacturing Co Ltd	9,240,376	74,006,695

Thailand - 0.5%

The Siam Commercial Bank PCL	1,565,900	6,514,493

Turkey - 1.4%

Akbank T.A.S. *	6,873,543	7,826,424
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,385,921	4,360,786
BIM Birlesik Magazalar AS	239,334	3,270,962
Turkiye Garanti Bankasi AS	3,110,859	4,679,863

		20,138,035

United Arab Emirates - 1.0%

DP World PLC (NASDAQ)	515,790	8,252,640
Emaar Properties PJSC	4,566,815	5,843,380

		14,096,020

Total Common Stocks (Cost $1,159,258,863)		1,377,362,955

	Principal Amount

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $33,015,348; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $33,677,952)	$33,013,972	33,013,972

Total Short-Term Investment (Cost $33,013,972)		33,013,972

TOTAL INVESTMENTS - 99.8% (Cost $1,216,744,475)		1,431,237,662

OTHER ASSETS & LIABILITIES, NET - 0.2%		3,544,035

NET ASSETS - 100.0%		$1,434,781,697

Note to Schedule of Investments

(a)	As of March 31, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	26.1%
Consumer, Cyclical	18.0%
Communications	16.6%
Consumer, Non-Cyclical	13.4%
Technology	7.4%
Basic Materials	6.4%
Energy	4.9%
Industrial	3.4%
Others (each less than 3.0%)	3.6%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$20,860,735	$20,860,735	$-	$-
	Common Stocks
	Argentina	17,557,303	17,557,303	-	-
	Brazil	47,702,588	47,702,588	-	-
	Chile	17,392,021	15,223,380	2,168,641	-
	China	369,142,431	180,032,473	189,109,958	-
	Colombia	7,740,479	7,740,479	-	-
	Egypt	6,525,028	-	6,525,028	-
	France	90,482,844	-	90,482,844	-
	Hong Kong	92,893,450	4,042,676	88,850,774	-
	India	160,610,230	3,473,513	157,136,717	-
	Indonesia	14,907,418	-	14,907,418	-
	Italy	21,374,773	-	21,374,773	-
	Mexico	91,365,874	91,365,874	-	-
	Peru	18,214,604	18,214,604	-	-
	Philippines	51,796,710	7,998,639	43,798,071	-
	Russia	111,245,331	45,945,577	65,299,754	-
	South Africa	32,917,737	545,538	32,372,199	-
	South Korea	57,856,247	-	57,856,247	-
	Switzerland	52,882,644	-	52,882,644	-
	Taiwan	74,006,695	-	74,006,695	-
	Thailand	6,514,493	-	6,514,493	-
	Turkey	20,138,035	3,270,962	16,867,073	-
	United Arab Emirates	14,096,020	8,252,640	5,843,380	-

	Total Common Stocks	1,377,362,955	451,366,246	925,996,709	-

	Short-Term Investment	33,013,972	-	33,013,972	-

	Total	$1,431,237,662	$472,226,981	$959,010,681	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Australia - 1.7%

Amcor Ltd	690,868	$7,559,042
Rio Tinto PLC	357,382	20,772,121

		28,331,163

Belgium - 1.4%

KBC Group NV	336,520	23,526,387

Brazil - 0.6%

Ambev SA ADR	2,131,051	9,163,519

Canada - 3.7%

Canadian National Railway Co	394,141	35,267,736
Suncor Energy Inc	780,611	25,298,958

		60,566,694

China - 2.2%

Baidu Inc ADR *	69,664	11,484,110
Yum China Holdings Inc	548,340	24,625,950

		36,110,060

Denmark - 2.6%

Carlsberg AS ‘B’	99,293	12,416,409
Novo Nordisk AS ‘B’	571,247	29,856,418

		42,272,827

France - 16.1%

Air Liquide SA	326,108	41,500,960
Danone SA	311,439	23,981,095
Dassault Systemes SE	70,590	10,521,341
Engie SA	1,201,924	17,924,103
EssilorLuxottica SA	152,672	16,677,869
Hermes International	7,757	5,121,730
L’Oreal SA	76,102	20,493,610
Legrand SA	213,823	14,315,448
LVMH Moet Hennessy Louis Vuitton SE	103,898	38,269,120
Pernod Ricard SA	184,081	33,053,701
Schneider Electric SE	525,153	41,218,502

		263,077,479

Germany - 9.3%

Bayer AG	466,764	30,055,823
Beiersdorf AG	324,211	33,752,217
Deutsche Boerse AG	82,559	10,585,686
Merck KGaA	169,755	19,381,091
MTU Aero Engines AG	43,456	9,849,780
ProSiebenSat.1 Media SE	525,973	7,488,226
SAP SE	357,090	41,281,218

		152,394,041

Hong Kong - 3.1%

AIA Group Ltd	4,982,151	49,820,361

Ireland - 0.4%

Ryanair Holdings PLC ADR *	77,909	5,838,500

Israel - 1.3%

Check Point Software Technologies Ltd *	163,263	20,651,137

	Shares	Value
Italy - 2.1%

Eni SPA	998,578	$17,643,395
Intesa Sanpaolo SPA	6,761,724	16,502,094

		34,145,489

Japan - 13.8%

Daikin Industries Ltd	215,500	25,330,865
Denso Corp	418,000	16,330,934
FANUC Corp	66,100	11,304,002
Hoya Corp	673,500	44,610,773
Japan Tobacco Inc	802,200	19,868,738
Kubota Corp	1,378,300	20,033,948
Kyocera Corp	376,900	22,192,949
Olympus Corp	2,340,800	25,466,084
Shin-Etsu Chemical Co Ltd	83,400	7,018,012
Terumo Corp	1,102,000	33,727,445

		225,883,750

Netherlands - 3.8%

Akzo Nobel NV	299,479	26,603,725
ING Groep NV	1,654,769	20,051,314
Randstad NV	306,958	14,988,122

		61,643,161

Singapore - 1.7%

DBS Group Holdings Ltd	1,475,314	27,539,491

Spain - 2.2%

Amadeus IT Group SA	451,075	36,153,154

Sweden - 0.9%

Essity AB ‘B’	487,227	14,060,544

Switzerland - 13.7%

Julius Baer Group Ltd *	297,056	12,016,559
Nestle SA	701,138	66,853,797
Novartis AG	355,972	34,215,833
Roche Holding AG	182,270	50,225,383
Sika AG	86,478	12,094,131
UBS Group AG (XVTX) *	2,251,573	27,319,552
Zurich Insurance Group AG	62,105	20,559,026

		223,284,281

Taiwan - 1.5%

Taiwan Semiconductor Manufacturing Co Ltd ADR	594,598	24,354,734

United Kingdom - 15.7%

Barclays PLC	5,109,599	10,292,103
Compass Group PLC	1,528,672	35,967,194
Diageo PLC	782,092	32,004,800
Experian PLC	1,151,934	31,177,512
Just Eat PLC *	901,798	8,824,451
Linde PLC	114,057	20,082,230
Prudential PLC	477,708	9,575,881
Reckitt Benckiser Group PLC	281,960	23,465,439
RELX PLC	401,106	8,583,377
RELX PLC *	873,612	18,673,107
Rolls-Royce Holdings PLC *	1,417,350	16,691,557
Smiths Group PLC	631,674	11,820,368
Tesco PLC	3,766,357	11,398,858
WPP PLC	1,693,805	17,893,444

		256,450,321

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
United States - 0.8%

QIAGEN NV *	320,292	$13,001,340

Total Common Stocks (Cost $1,482,207,590)		1,608,268,433

	Principal Amount

SHORT-TERM INVESTMENT - 0.9%

Repurchase Agreement - 0.9%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $15,169,308; collateralized by U.S. Treasury Notes: 2.000% due 11/30/22 and value $15,475,402)	$15,168,676	15,168,676

Total Short-Term Investment (Cost $15,168,676)		15,168,676

TOTAL INVESTMENTS - 99.5% (Cost $1,497,376,266)		1,623,437,109

OTHER ASSETS & LIABILITIES, NET - 0.5%		8,596,679

NET ASSETS - 100.0%		$1,632,033,788

Notes to Schedule of Investments

(a)	As of March 31, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	38.4%
Industrial	16.7%
Financial	14.0%
Technology	8.1%
Consumer, Cyclical	7.7%
Basic Materials	7.1%
Others (each less than 3.0%)	7.5%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$28,331,163	$-	$28,331,163	$-
	Belgium	23,526,387	-	23,526,387	-
	Brazil	9,163,519	9,163,519	-	-
	Canada	60,566,694	60,566,694	-	-
	China	36,110,060	36,110,060	-	-
	Denmark	42,272,827	-	42,272,827	-
	France	263,077,479	-	263,077,479	-
	Germany	152,394,041	-	152,394,041	-
	Hong Kong	49,820,361	-	49,820,361	-
	Ireland	5,838,500	5,838,500	-	-
	Israel	20,651,137	20,651,137	-	-
	Italy	34,145,489	-	34,145,489	-
	Japan	225,883,750	-	225,883,750	-
	Netherlands	61,643,161	-	61,643,161	-
	Singapore	27,539,491	-	27,539,491	-
	Spain	36,153,154	-	36,153,154	-
	Sweden	14,060,544	-	14,060,544	-
	Switzerland	223,284,281	-	223,284,281	-
	Taiwan	24,354,734	24,354,734	-	-
	United Kingdom	256,450,321	-	256,450,321	-
	United States	13,001,340	-	13,001,340	-

	Total Common Stocks	1,608,268,433	156,684,644	1,451,583,789	-

	Short-Term Investment	15,168,676	-	15,168,676	-

	Total	$1,623,437,109	$156,684,644	$1,466,752,465	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Australia - 2.6%

Accent Group Ltd	700,000	$716,559
Ansell Ltd	61,416	1,109,608
Asaleo Care Ltd *	700,000	445,560
Australian Pharmaceutical Industries Ltd	609,800	657,143
Charter Hall Retail REIT	239,202	790,514
Kogan.com Ltd	300,000	757,151
Mayne Pharma Group Ltd *	706,589	349,501
Sandfire Resources NL	168,760	829,456
Seven West Media Ltd *	1,145,397	399,929
Shopping Centres Australasia Property Group REIT	468,279	878,216

		6,933,637

Austria - 0.2%

AT&S Austria Technologie & Systemtechnik AG	35,000	601,911

Belgium - 0.6%

Fagron	43,340	778,925
Orange Belgium SA	37,000	796,891

		1,575,816

Brazil - 0.3%

Yamana Gold Inc	350,000	911,438

Canada - 10.1%

AGF Management Ltd ‘B’	114,500	463,535
Alaris Royalty Corp	55,300	872,319
American Hotel Income Properties LP REIT	60,000	322,820
Artis REIT	76,700	637,660
Athabasca Oil Corp *	1,119,000	711,752
Boardwalk REIT	23,700	723,228
Canadian Solar Inc *	36,000	670,680
Canfor Corp *	53,800	551,547
Capstone Mining Corp *	1,328,700	636,336
CI Financial Corp	50,000	682,456
Corus Entertainment Inc ‘B’	184,800	818,660
Crescent Point Energy Corp (TSE)	192,500	623,733
CT REIT	60,800	653,338
Detour Gold Corp *	85,674	803,945
Empire Co Ltd ‘A’	43,900	950,370
Enerplus Corp (TSE)	150,065	1,257,701
Genworth MI Canada Inc	29,800	902,909
Gluskin Sheff & Associates Inc	66,400	713,017
Granite REIT	16,800	802,694
Hudbay Minerals Inc	141,100	1,008,347
Interfor Corp *	60,000	704,007
International Petroleum Corp *	150,034	707,989
Martinrea International Inc	92,900	841,164
Medical Facilities Corp	54,300	716,361
New Gold Inc *	708,200	604,144
Northview Apartment REIT	30,000	651,476
Parex Resources Inc *	69,500	1,087,993
Points International Ltd *	58,200	782,208
Polaris Infrastructure Inc	90,800	769,152
Precision Drilling Corp (TSE) *	248,200	588,763
Superior Plus Corp	87,400	748,853
Torex Gold Resources Inc *	66,800	840,780
TransAlta Corp (TSE)	130,400	958,228
Trevali Mining Corp *	3,000,000	897,968
Trican Well Service Ltd *	430,200	412,060
WestJet Airlines Ltd	38,800	564,137
Westshore Terminals Investment Corp	28,267	423,471

		27,105,801

	Shares	Value
China - 0.8%

Gemdale Properties & Investment Corp Ltd	9,999,646	$1,275,850
Greenland Hong Kong Holdings Ltd	2,300,000	935,743

		2,211,593

Denmark - 1.3%

Alm Brand AS	101,270	873,934
D/S Norden AS *	46,599	634,086
Royal Unibrew AS	13,925	1,028,370
Spar Nord Bank AS	96,488	845,872

		3,382,262

Egypt - 0.2%

Centamin PLC	450,015	521,781

Finland - 1.0%

Finnair OYJ	105,000	945,740
Outotec OYJ *	196,006	861,026
Valmet OYJ	40,408	1,023,785

		2,830,551

France - 4.2%

Alstom SA	22,955	995,372
Alten SA	10,449	1,118,760
Beneteau SA	36,814	431,734
Casino Guichard Perrachon SA	23,100	1,001,515
CGG SA *	381,163	779,519
Eiffage SA	13,772	1,323,873
Eramet	12,592	700,935
Eutelsat Communications SA	34,028	595,897
Ipsen SA	8,118	1,113,230
IPSOS	20,149	504,593
Kaufman & Broad SA	24,864	1,015,914
Nexity SA	17,589	858,509
Rothschild & Co	25,005	795,840

		11,235,691

Germany - 5.8%

ADVA Optical Networking SE *	96,126	964,445
Bauer AG	46,360	798,601
CECONOMY AG *	136,120	723,763
Covestro AG ~	16,048	885,388
CTS Eventim AG & Co KGaA	19,478	923,549
DIC Asset AG	49,644	559,109
Evotec AG *	29,614	789,004
Grand City Properties SA	34,695	837,884
Hamburger Hafen und Logistik AG	37,000	845,372
HOCHTIEF AG	6,699	970,631
KION Group AG	18,000	941,907
Kloeckner & Co SE	95,000	698,669
LEG Immobilien AG	15,257	1,874,873
Salzgitter AG	18,404	533,029
Siltronic AG	7,247	639,290
Software AG	15,597	527,938
TAG Immobilien AG	53,358	1,317,827
Talanx AG	17,641	680,847

		15,512,126

Hong Kong - 1.6%

Cathay Pacific Airways Ltd	402,000	703,673
Dah Sing Financial Holdings Ltd	105,200	552,632
Hysan Development Co Ltd	128,000	686,105
Kerry Properties Ltd	194,371	868,998
Melco International Development Ltd	311,000	729,600
PC Partner Group Ltd	1,430,000	389,189
SmarTone Telecommunications Holdings Ltd	472,622	513,972

		4,444,169

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Israel - 2.2%

AudioCodes Ltd	39,079	$540,853
CyberArk Software Ltd *	9,500	1,130,975
Gazit-Globe Ltd	68,032	547,391
Israel Discount Bank Ltd ‘A’	316,112	1,095,469
Nova Measuring Instruments Ltd *	35,380	890,869
Radware Ltd *	31,802	830,986
Silicom Ltd *	21,600	826,200

		5,862,743

Italy - 4.7%

A2A SPA	803,120	1,467,378
ACEA SPA	32,144	544,288
Banca IFIS SPA	41,133	679,224
Cairo Communication SPA	215,552	911,874
DiaSorin SPA	9,351	943,156
El.En. SPA	35,451	748,182
ERG SPA	38,684	732,646
Fiera Milano SPA *	96,839	529,196
Fincantieri SPA *	450,752	554,838
Iren SPA	254,261	649,102
Moncler SPA	23,234	937,716
Piaggio & C SPA	350,000	854,654
Saras SPA	393,581	729,394
Technogym SPA ~	95,090	1,171,424
Unieuro SPA * ~	77,959	1,154,550

		12,607,622

Japan - 23.7%

Aeria Inc	200,000	1,143,140
Asahi Diamond Industrial Co Ltd	98,000	677,889
Avex Inc	39,900	532,844
Capcom Co Ltd	71,900	1,613,716
Daiho Corp	27,300	799,321
Denka Co Ltd	31,500	911,520
DMG Mori Co Ltd	60,500	752,155
Financial Products Group Co Ltd	71,600	587,825
Foster Electric Co Ltd	64,700	974,660
Fudo Tetra Corp	50,040	652,942
Furukawa Co Ltd	51,000	643,861
Geo Holdings Corp	40,900	568,736
Glory Ltd	25,200	605,816
Goldcrest Co Ltd	42,000	567,814
Gunze Ltd	14,800	599,462
Ichikoh Industries Ltd	83,300	449,990
Ishihara Sangyo Kaisha Ltd	63,600	650,671
Itfor Inc	128,100	1,108,989
Itochu Enex Co Ltd	53,100	428,751
Japan Aviation Electronics Industry Ltd	46,500	649,784
Jeol Ltd	42,400	765,238
Kaken Pharmaceutical Co Ltd	13,800	628,572
Kato Works Co Ltd	20,200	477,443
Kinden Corp	40,000	663,765
Kintetsu World Express Inc	67,000	1,023,569
Kito Corp	42,600	645,482
Kobe Bussan Co Ltd	31,600	1,200,429
Kojima Co Ltd *	105,100	563,185
Kokuyo Co Ltd	74,300	1,091,564
KYORIN Holdings Inc	25,500	498,284
Look Holdings Inc	51,941	712,602
Marvelous Inc	48,000	372,948
Megmilk Snow Brand Co Ltd	31,000	756,083
Meidensha Corp	33,100	455,202
Meitec Corp	18,400	838,150
Mitsui E&S Holdings Co Ltd *	69,000	652,355
Mitsui Matsushima Holdings Co Ltd	27,900	310,788
Morinaga & Co Ltd	20,900	908,929
Nagase & Co Ltd	44,900	646,458
NichiiGakkan Co Ltd	63,759	751,932

	Shares	Value
Nippon Carbon Co Ltd	15,000	$668,812
Nippon Electric Glass Co Ltd	24,700	656,259
Nippon Thompson Co Ltd	141,973	655,668
Nissin Kogyo Co Ltd	42,700	536,210
Nojima Corp	28,900	525,561
Obara Group Inc	20,000	664,126
Okumura Corp	23,200	737,799
Optorun Co Ltd	21,100	410,146
OSJB Holdings Corp	265,200	664,388
Press Kogyo Co Ltd	160,000	850,759
Raito Kogyo Co Ltd	45,400	613,371
Relia Inc	150,000	1,308,869
Rengo Co Ltd	93,700	880,184
Roland DG Corp	40,000	842,759
Round One Corp	60,400	766,245
Ryobi Ltd	30,300	681,631
Sankyu Inc	17,800	870,003
Sanwa Holdings Corp	81,000	965,981
Seven Bank Ltd	360,900	1,066,895
Shindengen Electric Manufacturing Co Ltd	13,700	506,841
Shinko Electric Industries Co Ltd	112,600	865,372
Shinoken Group Co Ltd	78,400	530,565
Ship Healthcare Holdings Inc	25,700	1,057,154
Sojitz Corp	191,800	677,698
Sumitomo Mitsui Construction Co Ltd	111,800	779,968
Sumitomo Seika Chemicals Co Ltd	20,000	737,138
T-Gaia Corp	23,700	393,578
Takeuchi Manufacturing Co Ltd	42,600	753,175
Tamron Co Ltd	35,100	641,342
TechMatrix Corp	27,200	456,071
The Musashino Bank Ltd	25,400	507,753
The Okinawa Electric Power Co Inc	55,050	937,492
Tobishima Corp	61,920	754,169
Tocalo Co Ltd	69,100	546,484
Toho Holdings Co Ltd	47,000	1,174,829
Toho Zinc Co Ltd	18,600	527,211
Tokai Rika Co Ltd	36,300	620,063
Tokyu Construction Co Ltd	47,300	355,238
Tosei Corp	110,000	996,845
Toshiba Machine Co Ltd	35,800	722,672
Toyo Construction Co Ltd	113,058	437,000
Toyota Boshoku Corp	31,400	476,023
Ube Industries Ltd	25,100	517,539
UKC Holdings Corp	18,900	350,394
Unipres Corp	39,400	617,091
United Arrows Ltd	19,000	661,860
Unitika Ltd *	165,000	635,250
V Technology Co Ltd	5,300	674,427
Wacom Co Ltd	175,800	742,657
Yumeshin Holdings Co Ltd	41,600	291,212
Yurtec Corp	85,000	623,087

		63,816,728

Jordan - 0.3%

Hikma Pharmaceuticals PLC	36,367	849,325

Malta - 0.4%

Kindred Group PLC SDR	101,882	1,022,044

Netherlands - 3.9%

Aalberts Industries NV	31,272	1,082,541
ASR Nederland NV	46,487	1,936,943
BE Semiconductor Industries NV	26,128	697,536
Boskalis Westminster	28,253	731,397
Flow Traders ~	23,479	647,385
Heijmans NV *	39,328	393,474
Intertrust NV ~	25,373	478,651
Koninklijke Volkerwessels NV	37,616	775,558

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
NN Group NV	21,839	$908,643
OCI NV *	29,141	802,773
SBM Offshore NV	59,625	1,135,812
Signify NV ~	33,964	908,664

		10,499,377

New Zealand - 0.6%

Air New Zealand Ltd	550,000	950,223
Z Energy Ltd	147,123	627,648

		1,577,871

Norway - 1.0%

Aker Solutions ASA *	130,816	661,475
Norway Royal Salmon ASA	27,544	638,705
Norwegian Finans Holding ASA *	69,656	541,551
SpareBank 1 SMN	92,123	933,686

		2,775,417

Peru - 0.3%

Hochschild Mining PLC	299,181	804,587

Portugal - 0.3%

Sonae SGPS SA	669,580	693,171

Singapore - 0.9%

IGG Inc	557,000	773,532
Mapletree Commercial Trust REIT	608,800	849,351
Mapletree Logistics Trust REIT	767,460	827,383

		2,450,266

South Korea - 5.7%

Cheil Worldwide Inc	44,787	955,141
Daesang Corp	26,222	655,327
Dong-A ST Co Ltd	9,000	765,093
Doosan Bobcat Inc	18,746	510,783
DY POWER Corp	50,000	724,769
GS Engineering & Construction Corp	16,567	623,315
Huchems Fine Chemical Corp	33,363	655,676
Hyundai Department Store Co Ltd	6,677	595,146
Korea Gas Corp	14,904	592,964
Korea Petrochemical Ind Co Ltd	4,081	565,804
Kumho Petrochemical Co Ltd	10,034	843,196
Lotte Chilsung Beverage Co Ltd	360	561,677
LOTTE Fine Chemical Co Ltd	17,952	699,227
LOTTE Himart Co Ltd	14,002	632,391
Moorim P&P Co Ltd	116,587	584,563
OCI Co Ltd	7,651	627,968
SFA Engineering Corp	23,620	902,704
Silicon Works Co Ltd	17,666	659,236
SK Discovery Co Ltd	25,102	586,711
SL Corp	42,000	815,011
Soulbrain Co Ltd	12,541	584,644
UniTest Inc	51,105	702,544
Value Added Technology Co Ltd	30,000	638,964

		15,482,854

Spain - 2.4%

Atlantica Yield PLC	43,731	851,005
Bankinter SA	137,823	1,050,449
Construcciones y Auxiliar de Ferrocarriles SA	21,000	1,009,806
Enagas SA	56,870	1,655,624
Ence Energia y Celulosa SA	117,136	652,685
Sacyr SA	284,402	720,259
Talgo SA * ~	71,185	460,440

		6,400,268

	Shares	Value
Sweden - 2.8%

Betsson AB *	103,414	$784,745
Evolution Gaming Group AB ~	14,379	1,134,704
Fastighets AB Balder ‘B’ *	23,740	761,582
Hemfosa Fastigheter AB	74,903	657,809
JM AB	32,399	580,941
NetEnt AB *	163,370	593,610
Nobina AB ~	121,677	784,440
Nyfosa AB *	73,751	441,841
SSAB AB ‘A’	253,102	911,656
Wihlborgs Fastigheter AB	73,057	996,438

		7,647,766

Switzerland - 5.2%

Adecco Group AG	15,565	831,242
Baloise Holding AG	8,379	1,384,843
Barry Callebaut AG	453	818,812
BKW AG	11,688	797,328
Cembra Money Bank AG	11,323	1,071,497
Coca-Cola HBC AG	39,503	1,347,020
Forbo Holding AG	541	849,167
Galenica AG ~	16,776	831,173
Georg Fischer AG	1,018	928,121
Huber & Suhner AG	8,000	578,193
Julius Baer Group Ltd	34,737	1,405,187
Logitech International SA	27,327	1,073,195
PSP Swiss Property AG	11,608	1,261,577
Siegfried Holding AG	2,548	915,173

		14,092,528

Tanzania - 0.2%

Acacia Mining PLC *	264,866	679,040

United Kingdom - 12.6%

Aggreko PLC	68,575	703,819
Auto Trader Group PLC ~	168,237	1,144,245
Barratt Developments PLC	88,800	693,645
Bellway PLC	42,262	1,676,632
Charter Court Financial Services Group PLC ~	170,000	735,103
Cobham PLC *	711,584	1,023,459
Computacenter PLC	55,000	792,641
Dialog Semiconductor PLC *	31,602	963,779
Drax Group PLC	216,457	1,067,307
EI Group PLC *	234,075	649,375
EMIS Group PLC	36,141	494,254
Fevertree Drinks PLC	31,623	1,244,650
Great Portland Estates PLC REIT	128,132	1,246,328
Gulf Keystone Petroleum Ltd *	175,859	581,636
Hansteen Holdings PLC REIT	782,756	992,993
Hiscox Ltd	62,694	1,274,123
IG Group Holdings PLC	101,214	685,882
Inchcape PLC	121,257	902,241
Intermediate Capital Group PLC	78,231	1,086,643
J.D. Wetherspoon PLC	55,000	938,415
Keller Group PLC	149,796	1,203,836
Luxfer Holdings PLC	30,000	749,400
Man Group PLC	467,071	827,388
Mitchells & Butlers PLC *	300,000	1,058,110
OneSavings Bank PLC	170,000	849,903
Paragon Banking Group PLC	185,000	1,050,140
Playtech PLC	154,606	876,159
QinetiQ Group PLC	440,000	1,727,866
Redrow PLC	148,367	1,162,570
Rightmove PLC	136,017	904,417
Saga PLC	548,594	794,542
SIG PLC	500,222	925,862

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Tate & Lyle PLC	139,478	$1,319,232
Vesuvius PLC	90,416	699,221
WH Smith PLC	29,372	812,574

		33,858,390

United States - 1.6%

Argonaut Gold Inc *	432,300	608,167
BRP Inc	31,000	860,164
ICON PLC *	6,197	846,386
IMAX Corp *	38,500	873,180
Oxford Immunotec Global PLC *	40,000	689,200
Viemed Healthcare Inc *	113,600	560,201

		4,437,298

Total Common Stocks (Cost $261,265,131)		262,824,071

	Principal Amount

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $6,080,175; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $6,204,358)	$6,079,922	6,079,922

Total Short-Term Investment (Cost $6,079,922)		6,079,922

TOTAL INVESTMENTS - 99.8% (Cost $267,345,053)		268,903,993

OTHER ASSETS & LIABILITIES, NET - 0.2%		644,028

NET ASSETS - 100.0%		$269,548,021

Notes to Schedule of Investments

(a)	As of March 31, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	19.9%
Industrial	19.4%
Consumer, Cyclical	16.8%
Consumer, Non-Cyclical	12.5%
Basic Materials	8.5%
Technology	6.8%
Communications	5.0%
Energy	4.8%
Utilities	3.8%
Others (each less than 3.0%)	2.3%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$6,933,637	$-	$6,933,637	$-
	Austria	601,911	-	601,911	-
	Belgium	1,575,816	796,891	778,925	-
	Brazil	911,438	911,438	-	-
	Canada	27,105,801	26,397,812	707,989	-
	China	2,211,593	-	2,211,593	-
	Denmark	3,382,262	-	3,382,262	-
	Egypt	521,781	-	521,781	-
	Finland	2,830,551	-	2,830,551	-
	France	11,235,691	1,001,515	10,234,176	-
	Germany	15,512,126	1,922,162	13,589,964	-
	Hong Kong	4,444,169	-	4,444,169	-
	Israel	5,862,743	4,219,883	1,642,860	-
	Italy	12,607,622	-	12,607,622	-
	Japan	63,816,728	-	63,816,728	-
	Jordan	849,325	-	849,325	-
	Malta	1,022,044	-	1,022,044	-
	Netherlands	10,499,377	1,684,222	8,815,155	-
	New Zealand	1,577,871	-	1,577,871	-
	Norway	2,775,417	638,705	2,136,712	-
	Peru	804,587	-	804,587	-
	Portugal	693,171	-	693,171	-
	Singapore	2,450,266	-	2,450,266	-
	South Korea	15,482,854	-	15,482,854	-
	Spain	6,400,268	851,005	5,549,263	-
	Sweden	7,647,766	441,841	7,205,925	-
	Switzerland	14,092,528	-	14,092,528	-
	Tanzania	679,040	-	679,040	-
	United Kingdom	33,858,390	5,617,650	28,240,740	-
	United States	4,437,298	4,437,298	-	-

	Total Common Stocks	262,824,071	48,920,422	213,903,649	-

	Short-Term Investment	6,079,922	-	6,079,922	-

	Total	$268,903,993	$48,920,422	$219,983,571	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Brazil - 0.3%

Telefonica Brasil SA	425,500	$5,162,054

Total Preferred Stocks (Cost $5,030,915)		5,162,054

COMMON STOCKS - 96.1%

Argentina - 0.5%

YPF SA ADR	613,700	8,597,937

Belgium - 1.2%

Ageas	374,071	18,043,900

Canada - 2.3%

ARC Resources Ltd	565,277	3,857,766
Barrick Gold Corp (TSE)	1,159,227	15,891,824
Cameco Corp (NYSE)	395,371	4,661,424
Kinross Gold Corp *	2,154,682	7,412,106
Tourmaline Oil Corp	241,482	3,729,703

		35,552,823

China - 5.4%

China Mobile Ltd	2,044,879	20,866,610
China Telecom Corp Ltd ‘H’	36,221,617	20,154,551
China Unicom Hong Kong Ltd	18,956,009	24,135,270
Dongfeng Motor Group Co Ltd ‘H’	18,737,143	18,797,415

		83,953,846

Denmark - 1.3%

AP Moller - Maersk AS ‘B’	15,578	19,750,528

Finland - 0.5%

Nokia OYJ (OMXH)	1,380,464	7,863,981

France - 11.6%

Air France-KLM *	320,234	3,601,573
Alstom SA	324,878	14,087,326
BNP Paribas SA	519,875	24,739,908
Cie de Saint-Gobain	775,603	28,122,569
Engie SA	1,059,700	15,803,139
Renault SA	246,842	16,320,632
Rexel SA	1,304,566	14,722,405
Societe Generale SA	659,893	19,066,606
TOTAL SA	808,343	44,983,710

		181,447,868

Germany - 3.1%

CECONOMY AG *	890,858	4,736,778
E.ON SE	1,002,125	11,151,887
METRO AG	866,362	14,389,064
RWE AG	562,102	15,093,685
Salzgitter AG	114,362	3,312,230

		48,683,644

India - 0.8%

Canara Bank *	1,621,361	6,813,462
NTPC Ltd	3,036,552	5,900,095

		12,713,557

Ireland - 1.0%

Bank of Ireland Group PLC	2,527,498	15,084,127

	Shares	Value
Italy - 7.0%

Assicurazioni Generali SPA	1,221,701	$22,650,984
BPER Banca	2,513,110	10,283,974
Eni SPA	2,055,747	36,322,006
Saipem SPA *	3,255,641	17,240,384
UniCredit SPA	1,826,725	23,465,196

		109,962,544

Japan - 26.6%

Benesse Holdings Inc	131,158	3,413,154
Canon Inc	474,968	13,790,719
Chiyoda Corp *	576,173	1,377,547
Citizen Watch Co Ltd	1,380,816	7,715,939
Dai-ichi Life Holdings Inc	1,003,743	13,973,429
DeNA Co Ltd	527,391	7,949,984
Eisai Co Ltd	161,804	9,104,194
Fuji Media Holdings Inc	284,749	3,933,428
Fujitsu Ltd	192,489	13,920,727
Gree Inc	1,250,872	5,119,977
Hitachi Metals Ltd	906,136	10,556,718
Honda Motor Co Ltd	1,180,256	32,056,645
Ibiden Co Ltd	456,468	6,956,309
Inpex Corp	1,708,080	16,248,826
JGC Corp	861,001	11,480,237
JSR Corp	1,054,659	16,408,551
Mitsubishi Estate Co Ltd	713,000	12,937,325
Mitsubishi Heavy Industries Ltd	398,355	16,577,110
Mitsubishi UFJ Financial Group Inc	5,617,892	27,784,924
Mizuho Financial Group Inc	14,264,630	22,074,106
Nikon Corp	516,776	7,306,507
Nippon Television Holdings Inc	551,055	8,272,709
Nomura Holdings Inc	4,099,200	14,813,079
Shimamura Co Ltd	147,031	12,461,128
Sumitomo Mitsui Financial Group Inc	740,082	25,916,720
Sumitomo Mitsui Trust Holdings Inc	505,970	18,184,100
T&D Holdings Inc	2,023,145	21,305,298
Takeda Pharmaceutical Co Ltd	664,189	27,200,022
THK Co Ltd	233,500	5,799,289
Yahoo Japan Corp	8,444,415	20,711,207

		415,349,908

Netherlands - 4.2%

ING Groep NV	1,786,374	21,646,010
PostNL NV	2,647,696	6,770,092
Royal Dutch Shell PLC ‘B’	1,198,009	37,863,767

		66,279,869

Norway - 0.8%

Norsk Hydro ASA	3,239,064	13,172,630

Russia - 2.5%

Gazprom PJSC ADR (OTC)	32,894	148,681
Gazprom PJSC ADR (SEAQ)	4,254,714	19,221,679
LUKOIL PJSC ADR (OTC)	700	62,587
LUKOIL PJSC ADR (SEAQ)	125,426	11,246,351
Sberbank of Russia PJSC ADR (SEAQ)	650,228	8,632,162

		39,311,460

South Africa - 3.2%

Anglo American Platinum Ltd	98,647	5,036,168
Anglo American PLC	837,880	22,410,244
Gold Fields Ltd ADR	3,900,976	14,550,641
Impala Platinum Holdings Ltd *	1,419,395	6,023,915
MTN Group Ltd	292,861	1,802,667

		49,823,635

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
South Korea - 4.0%

KB Financial Group Inc	436,799	$16,162,510
Kia Motors Corp	405,653	12,642,261
KT Corp ADR *	1,446,955	18,000,120
Shinhan Financial Group Co Ltd	407,087	15,116,022

		61,920,913

Spain - 0.9%

CaixaBank SA (SIBE)	4,306,757	13,468,007

Sweden - 0.7%

Telefonaktiebolaget LM Ericsson ‘B’	1,164,247	10,724,912

Switzerland - 5.7%

Adecco Group AG	450,119	24,038,403
Julius Baer Group Ltd	399,472	16,159,509
LafargeHolcim Ltd (XVTX)	429,300	21,225,743
UBS Group AG (XVTX)	2,249,774	27,297,724

		88,721,379

Taiwan - 1.0%

MediaTek Inc	927,384	8,526,664
Shin Kong Financial Holding Co Ltd	24,443,158	7,211,201

		15,737,865

United Kingdom - 11.8%

AstraZeneca PLC	94,022	7,504,966
BP PLC	4,431,035	32,175,842
BT Group PLC	5,897,308	17,133,558
Centrica PLC	9,274,284	13,814,949
HSBC Holdings PLC	4,138,199	33,626,376
J Sainsbury PLC	4,571,943	14,029,726
Kingfisher PLC	5,205,788	15,964,663
Land Securities Group PLC REIT	773,151	9,205,105
Marks & Spencer Group PLC	3,503,943	12,716,767
Standard Chartered PLC	2,504,661	19,306,775
The British Land Co PLC REIT	1,154,616	8,864,711

		184,343,438

Total Common Stocks (Cost $1,638,976,047)		1,500,508,771

EXCHANGE-TRADED FUND - 0.1%

iShares Core MSCI EAFE	25,800	1,567,866

Total Exchange-Traded Fund (Cost $1,565,337)		1,567,866

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.6%

Repurchase Agreement - 2.6%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $40,111,987; collateralized by U.S. Treasury Notes: 1.625% - 2.000% due 10/31/22 - 11/15/22 and value $40,912,563)	$40,110,316	$40,110,316

Total Short-Term Investment (Cost $40,110,316)		40,110,316

TOTAL INVESTMENTS - 99.1% (Cost $1,685,682,615)		1,547,349,007

OTHER ASSETS & LIABILITIES, NET - 0.9%		14,021,317

NET ASSETS - 100.0%		$1,561,370,324

Notes to Schedule of Investments

(a)	As of March 31, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	31.6%
Energy	14.8%
Communications	10.2%
Consumer, Cyclical	9.7%
Industrial	8.9%
Basic Materials	7.6%
Consumer, Non-Cyclical	6.4%
Utilities	4.0%
Technology	3.2%
Others (each less than 3.0%)	2.7%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$5,162,054	$5,162,054	$-	$-
	Common Stocks
	Argentina	8,597,937	8,597,937	-	-
	Belgium	18,043,900	-	18,043,900	-
	Canada	35,552,823	35,552,823	-	-
	China	83,953,846	-	83,953,846	-
	Denmark	19,750,528	-	19,750,528	-
	Finland	7,863,981	-	7,863,981	-
	France	181,447,868	-	181,447,868	-
	Germany	48,683,644	4,736,778	43,946,866	-
	India	12,713,557	-	12,713,557	-
	Ireland	15,084,127	-	15,084,127	-
	Italy	109,962,544	-	109,962,544	-
	Japan	415,349,908	-	415,349,908	-
	Netherlands	66,279,869	-	66,279,869	-
	Norway	13,172,630	-	13,172,630	-
	Russia	39,311,460	211,268	39,100,192	-
	South Africa	49,823,635	14,550,641	35,272,994	-
	South Korea	61,920,913	18,000,120	43,920,793	-
	Spain	13,468,007	-	13,468,007	-
	Sweden	10,724,912	-	10,724,912	-
	Switzerland	88,721,379	-	88,721,379	-
	Taiwan	15,737,865	-	15,737,865	-
	United Kingdom	184,343,438	-	184,343,438	-

	Total Common Stocks	1,500,508,771	81,649,567	1,418,859,204	-

	Exchange-Traded Fund	1,567,866	1,567,866	-	-
	Short-Term Investment	40,110,316	-	40,110,316	-

	Total	$1,547,349,007	$88,379,487	$1,458,969,520	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Consumer, Non-Cyclical - 98.5%

Abbott Laboratories	308,300	$24,645,502
ACADIA Pharmaceuticals Inc *	42,500	1,141,125
Acceleron Pharma Inc *	45,100	2,100,307
Agios Pharmaceuticals Inc *	18,000	1,213,920
Alexion Pharmaceuticals Inc *	19,800	2,676,564
Align Technology Inc *	6,700	1,905,011
Allakos Inc *	16,285	659,543
Allergan PLC	30,872	4,519,970
Allogene Therapeutics Inc *	7,342	212,257
Alnylam Pharmaceuticals Inc *	9,400	878,430
Amedisys Inc *	28,500	3,512,910
Amgen Inc	15,919	3,024,292
Amicus Therapeutics Inc *	25,865	351,764
AnaptysBio Inc *	2,400	175,320
Anthem Inc	41,200	11,823,576
Apellis Pharmaceuticals Inc *	24,549	478,706
Arena Pharmaceuticals Inc *	28,952	1,297,918
Assembly Biosciences Inc *	5,767	113,552
AstraZeneca PLC (United Kingdom)	76,262	6,087,338
AstraZeneca PLC ADR (United Kingdom)	43,700	1,766,791
Baxter International Inc	104,300	8,480,633
Becton Dickinson and Co	26,481	6,613,100
Biogen Inc *	12,588	2,975,551
Biohaven Pharmaceutical Holding Co Ltd *	20,374	1,048,650
BioMarin Pharmaceutical Inc *	37,300	3,313,359
Blueprint Medicines Corp *	4,000	320,200
Boston Scientific Corp *	435,388	16,710,191
Bristol-Myers Squibb Co	95,448	4,553,824
Cellectis SA ADR * (France)	17,395	319,024
Centene Corp *	99,600	5,288,760
Charles River Laboratories International Inc *	10,700	1,554,175
Checkpoint Therapeutics Inc *	49,300	140,998
Chugai Pharmaceutical Co Ltd (Japan)	18,400	1,267,373
Cigna Corp *	35,700	5,741,274
ConvaTec Group PLC ~ (United Kingdom)	1,087,100	2,005,883
Corbus Pharmaceuticals Holdings Inc *	36,100	250,895
Cytokinetics Inc *	13,100	105,979
Daiichi Sankyo Co Ltd (Japan)	34,100	1,574,658
Edwards Lifesciences Corp *	47,200	9,030,776
Eidos Therapeutics Inc *	9,031	211,777
Elanco Animal Health Inc *	102,825	3,297,598
Eli Lilly & Co	91,000	11,808,160
Exact Sciences Corp *	15,700	1,359,934
Galapagos NV ADR * (Belgium)	6,600	777,348
Genfit ADR * (France)	10,500	252,000
Genmab AS * (Denmark)	5,700	989,050
Gilead Sciences Inc	88,800	5,772,888
GlaxoSmithKline PLC (United Kingdom)	188,000	3,905,847
Guardant Health Inc *	5,485	420,700
Halozyme Therapeutics Inc *	28,700	462,070
HCA Healthcare Inc	24,791	3,232,251
Hua Medicine * ~ (China)	358,000	352,074
Humana Inc	31,800	8,458,800
Illumina Inc *	3,300	1,025,277
ImmunoGen Inc * S	39,700	107,587
Incyte Corp *	47,800	4,111,278
InflaRx NV * (Germany)	14,741	557,062
Insmed Inc *	57,081	1,659,345
Intuitive Surgical Inc *	19,700	11,240,426
IQVIA Holdings Inc *	23,700	3,409,245
LHC Group Inc *	11,587	1,284,535
Masimo Corp *	44,200	6,111,976
Medtronic PLC	132,458	12,064,275
Merck & Co Inc	208,166	17,313,166
Merck KGaA (Germany)	18,140	2,071,061
Mirati Therapeutics Inc *	9,750	714,675

	Shares	Value
MyoKardia Inc *	7,353	$ 382,283
Nektar Therapeutics *	8,500	285,600
Neurocrine Biosciences Inc *	23,300	2,052,730
Nevro Corp *	14,800	925,148
Novartis AG ADR (Switzerland)	25,600	2,461,184
Novo Nordisk AS ADR (Denmark)	88,100	4,608,511
Pfizer Inc	425,321	18,063,383
Principia Biopharma Inc *	4,607	156,638
QIAGEN NV *	55,700	2,265,876
Quest Diagnostics Inc	22,700	2,041,184
Ra Pharmaceuticals Inc *	41,648	932,915
Reata Pharmaceuticals Inc ‘A’ *	10,231	874,444
Regeneron Pharmaceuticals Inc *	9,575	3,931,687
ResMed Inc	39,700	4,127,609
Roche Holding AG (Switzerland)	7,300	2,011,550
Sanofi (France)	34,000	3,006,420
Sanofi ADR (France)	46,500	2,059,020
Sarepta Therapeutics Inc *	14,896	1,775,454
Seattle Genetics Inc *	59,400	4,350,456
SI-BONE Inc *	6,641	125,116
Spark Therapeutics Inc *	10,470	1,192,324
Stryker Corp	67,500	13,332,600
Sutro Biopharma Inc *	673	7,665
Syndax Pharmaceuticals Inc *	18,086	94,952
Teladoc Health Inc *	37,800	2,101,680
Teleflex Inc	17,000	5,136,720
Teva Pharmaceutical Industries Ltd ADR * (Israel)	67,500	1,058,400
Theravance Biopharma Inc *	5,400	122,418
Thermo Fisher Scientific Inc	47,500	13,001,700
Tricida Inc *	10,715	413,813
Ultragenyx Pharmaceutical Inc *	20,100	1,394,136
UnitedHealth Group Inc	125,301	30,981,925
Urovant Sciences Ltd * (United Kingdom)	7,599	76,370
Varian Medical Systems Inc *	21,400	3,032,808
Vertex Pharmaceuticals Inc *	35,500	6,530,225
Wright Medical Group NV*	64,500	2,028,525
WuXi AppTec Co Ltd ‘H’ * ~ (China)	126,200	1,536,113
Wuxi Biologics Cayman Inc * ~ (China)	120,500	1,173,838
Zimmer Biomet Holdings Inc	31,300	3,997,010
Zoetis Inc	70,000	7,046,900

		393,547,834

Industrial - 1.2%

Agilent Technologies Inc	57,300	4,605,774

Total Common Stocks (Cost $308,610,154)		398,153,608

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $4,127,745; collateralized by U.S. Treasury Notes: 2.000% due 11/30/22 and value $4,213,748)	$4,127,573	$ 4,127,573

Total Short-Term Investment (Cost $4,127,573)		4,127,573

TOTAL INVESTMENTS - 100.7% (Cost $312,737,727)		402,281,181

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(2,876,954)

NET ASSETS - 100.0%		$399,404,227

Notes to Schedule of Investments

(a)	As of March 31, 2019, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	25.7%
Medical Products	15.8%
Medical-HMO	14.2%
Medical-Biomedical/Gene	13.6%
Medical Instruments	13.6%
Diagnostic Equipment	3.2%
Others (each less than 3.0%)	13.6%

	99.7%
Short-Term Investment	1.0%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Non-Cyclical	$393,547,834	$369,454,813	$24,093,021	$-
	Industrial	4,605,774	4,605,774	-	-

	Total Common Stocks	398,153,608	374,060,587	24,093,021	-

	Short-Term Investment	4,127,573	-	4,127,573	-

	Total	$402,281,181	$374,060,587	$28,220,594	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%

Consumer, Cyclical - 3.6%

Extended Stay America Inc	264,904	$4,755,027
Hilton Grand Vacations Inc *	195,820	6,041,047
Hilton Worldwide Holdings Inc	166,264	13,818,201

		24,614,275

Financial - 93.6%

Alexandria Real Estate Equities Inc REIT	218,091	31,091,053
American Homes 4 Rent ‘A’ REIT	548,629	12,464,851
American Tower Corp REIT	31,756	6,257,837
Apartment Investment & Management Co ‘A’ REIT	426,918	21,469,706
AvalonBay Communities Inc REIT	215,452	43,247,680
Boston Properties Inc REIT	155,576	20,828,515
Corporate Office Properties Trust REIT	183,831	5,018,586
Crown Castle International Corp REIT	50,930	6,519,040
CubeSmart REIT	342,989	10,989,368
Duke Realty Corp REIT	342,053	10,459,981
EPR Properties REIT	185,232	14,244,341
Equinix Inc REIT	88,497	40,103,301
Equity LifeStyle Properties Inc REIT	100,885	11,531,156
Equity Residential REIT	98,663	7,431,297
Essex Property Trust Inc REIT	104,763	30,301,650
Extra Space Storage Inc REIT	222,949	22,720,733
First Industrial Realty Trust Inc REIT	174,630	6,174,917
HCP Inc REIT	255,513	7,997,557
Healthcare Trust of America Inc ‘A’ REIT	693,333	19,822,390
Hudson Pacific Properties Inc REIT	253,617	8,729,497
Invitation Homes Inc REIT	1,248,840	30,384,277
Kilroy Realty Corp REIT	207,186	15,737,849
Physicians Realty Trust REIT	303,167	5,702,571
Prologis Inc REIT	725,069	52,168,715
Public Storage REIT	54,076	11,776,671
Regency Centers Corp REIT	378,559	25,548,947
Sabra Health Care REIT Inc	242,268	4,716,958
Simon Property Group Inc REIT	184,010	33,528,462
Spirit Realty Capital Inc REIT	263,265	10,459,518
STORE Capital Corp REIT	632,933	21,203,256
Sun Communities Inc REIT	164,879	19,541,459
Sunstone Hotel Investors Inc REIT	801,463	11,541,067
Tanger Factory Outlet Centers Inc REIT	185,226	3,886,041
Taubman Centers Inc REIT	122,018	6,452,312
Terreno Realty Corp REIT	151,033	6,349,427
VICI Properties Inc REIT	389,484	8,521,910
Welltower Inc REIT	449,637	34,891,831
Weyerhaeuser Co REIT	164,141	4,323,474

		644,138,201

	Shares	Value
Technology - 2.3%

InterXion Holding NV * (Netherlands)	233,846	$ 15,604,543

Total Common Stocks (Cost $628,123,138)		684,357,019

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $2,376,904; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $2,426,926)	$2,376,805	2,376,805

Total Short-Term Investment (Cost $2,376,805)		2,376,805

TOTAL INVESTMENTS - 99.8% (Cost $630,499,943)		686,733,824

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,626,253

NET ASSETS - 100.0%		$688,360,077

Notes to Schedule of Investments

(a)	As of March 31, 2019, the Fund’s composition by real estate sector as a percentage of net assets was as follows:

REITS-Apartments	21.1%
REITS-Diversified	13.2%
REITS-Office Property	11.8%
REITS-Health Care	10.6%
REITS-Warehouse/Industrial	9.4%
REITS-Storage	6.6%
REITS-Regional Malls	6.4%
REITS-Single Tenant	4.6%
REITS-Manufactured Homes	4.5%
REITS-Shopping Centers	3.7%
Hotels & Motels	3.6%
Others (each less than 3.0%)	4.0%

99.5%
Short-Term Investment	0.3%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$684,357,019	$684,357,019	$-	$-
	Short-Term Investment	2,376,805	-	2,376,805	-

	Total	$686,733,824	$684,357,019	$2,376,805	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Communications - 32.0%

Alibaba Group Holding Ltd ADR * (China)	6,534	$1,192,128
Alphabet Inc ‘A’ *	15,208	17,898,143
Altice USA Inc ‘A’	56,572	1,215,167
Amazon.com Inc *	9,366	16,678,504
Facebook Inc ‘A’ *	58,542	9,758,366
GoDaddy Inc ‘A’ *	32,519	2,445,104
Lightspeed POS Inc * (Canada)	866	13,356
Lyft Inc ‘A’ *	7,424	581,225
Netflix Inc *	1,379	491,696
RingCentral Inc ‘A’ *	10,184	1,097,835
Spotify Technology SA *	5,621	780,195
Wix.com Ltd * (Israel)	9,948	1,202,017
Zendesk Inc *	13,726	1,166,710

		54,520,446

Consumer, Non-Cyclical - 13.8%

Bio-Techne Corp	9,730	1,931,891
FleetCor Technologies Inc *	8,425	2,077,521
Global Payments Inc	28,421	3,880,035
Grand Canyon Education Inc *	14,531	1,663,945
Guardant Health Inc *	12,758	978,539
IHS Markit Ltd *	29,861	1,623,841
Illumina Inc *	2,594	805,930
PayPal Holdings Inc *	43,960	4,564,806
Senseonics Holdings Inc *	102,366	250,797
Total System Services Inc	33,062	3,141,221
TransUnion	19,591	1,309,462
Verisk Analytics Inc	10,645	1,415,785

		23,643,773

Financial - 9.6%

Mastercard Inc ‘A’	29,146	6,862,426
Nasdaq Inc	17,415	1,523,638
Visa Inc ‘A’	50,898	7,949,759

		16,335,823

Industrial - 4.8%

Amphenol Corp ‘A’	19,627	1,853,574
FLIR Systems Inc	25,589	1,217,525
Harris Corp	12,333	1,969,703
Northrop Grumman Corp	5,646	1,522,161
TE Connectivity Ltd (Switzerland)	20,588	1,662,481

		8,225,444

Technology - 38.5%

Activision Blizzard Inc	30,187	1,374,414
Adobe Inc *	24,847	6,621,477
Apple Inc	23,106	4,388,985
Applied Materials Inc	61,034	2,420,609
Autodesk Inc*	14,976	2,333,560
CACI International Inc ‘A’ *	2,412	439,032
Cognizant Technology Solutions Corp ‘A’	27,680	2,005,416
Constellation Software Inc (Canada)	2,175	1,843,220
DocuSign Inc *	11,996	621,873
Dropbox Inc ‘A’ *	28,263	616,134
DXC Technology Co	68,017	4,374,173
Electronic Arts Inc *	22,248	2,261,064
Endava PLC ADR * (United Kingdom)	50,644	1,392,710
EPAM Systems Inc *	4,795	810,979
Fidelity National Information Services Inc	27,262	3,083,332
First Data Corp ‘A’ *	49,642	1,304,095
Fiserv Inc *	39,514	3,488,296
HubSpot Inc *	5,873	976,151
Microchip Technology Inc	34,979	2,901,858
Microsoft Corp	69,865	8,239,878
New Relic Inc *	8,904	878,825

	Shares	Value
Pluralsight Inc ‘A’ *	36,345	$ 1,153,590
Presidio Inc	97,539	1,443,577
PTC Inc*	10,561	973,513
Rapid7 Inc *	6,886	348,501
salesforce.com Inc *	45,022	7,130,134
ServiceNow Inc *	9,008	2,220,382
Silicon Laboratories Inc *	985	79,647

		65,725,425

Total Common Stocks (Cost $120,536,736)		168,450,911

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $2,735,156; collateralized by U.S. Treasury Notes: 2.000% due 11/30/22 and value $2,794,170)	$2,735,042	2,735,042

Total Short-Term Investment (Cost $2,735,042)		2,735,042

TOTAL INVESTMENTS - 100.3% (Cost $123,271,778)		171,185,953

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(596,869)

NET ASSETS - 100.0%		$170,589,084

Notes to Schedule of Investments

(a)	As of March 31, 2019, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Applications Software	11.5%
E-Commerce/Products	10.5%
Web Portals/ISP	10.5%
Commercial Services-Finance	9.7%
Finance-Credit Card	8.7%
Computer Services	6.1%
Internet Content-Entertainment	6.0%
Data Processing/Management	5.0%
Electronic Forms	3.9%
Others (each less than 3.0%)	26.8%

	98.7%
Short-Term Investment	1.6%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$168,450,911	$168,450,911	$-	$-
	Short-Term Investment	2,735,042	-	2,735,042	-

	Total	$171,185,953	$168,450,911	$2,735,042	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 6.3%

Germany - 1.7%

Kreditanstalt fuer Wiederaufbau 1.875% due 04/01/19	$7,250,000	$7,250,000

Multi-National - 4.6%

International Bank for Reconstruction & Development 2.552% (USD LIBOR + 0.070%) due 04/17/19 §	20,000,000	20,000,734

Total Corporate Bonds & Notes (Cost $27,250,569)		27,250,734

U.S. TREASURY OBLIGATIONS - 13.2%

U.S. Treasury Notes - 13.2%

0.750% due 08/15/19 ‡	57,600,000	57,231,000

Total U.S. Treasury Obligations (Cost $57,216,376)		57,231,000

FOREIGN GOVERNMENT BONDS & NOTES - 46.2%

Canada - 12.5%

Canadian Government 1.250% due 02/01/20	CAD 73,000,000	54,440,131

France - 9.4%

French Republic Government OAT 1.000% due 05/25/19 ~	EUR 36,400,000	40,917,008

	Principal Amount	Value

Germany - 12.4%

Bundesrepublik Deutschland Bundesanleihe 3.250% due 01/04/20 ~	EUR 46,600,000	$ 53,832,675

United Kingdom - 11.9%

United Kingdom Gilt 1.750% due 07/22/19 ~	GBP 39,350,000	51,409,248

Total Foreign Government Bonds & Notes (Cost $204,549,362)		200,599,062

SHORT-TERM INVESTMENT - 33.3%

Repurchase Agreement - 33.3%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $144,762,188; collateralized by U.S. Treasury Notes: 2.000% - 2.500% due 02/15/22 and value $147,651,314)	$144,756,156	144,756,156

Total Short-Term Investment (Cost $144,756,156)		144,756,156

TOTAL INVESTMENTS - 99.0% (Cost $433,772,463)		429,836,952

DERIVATIVES - 0.9%
(See Note (a) in Notes to Schedule of Investments)		4,048,188

OTHER ASSETS & LIABILITIES, NET - 0.1%		521,462

NET ASSETS - 100.0%		$434,406,602

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of March 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	48,605,000	USD	34,484,032	04/19	GSC	$35,247	$-
CAD	48,255,000	USD	36,218,803	04/19	CIB	-	(98,875)
CHF	34,550,000	USD	34,592,202	04/19	SSB	138,199	-
COP	159,248,640,000	USD	50,375,212	04/19	JPM	-	(453,311)
EUR	4,840,000	USD	5,502,746	04/19	CIB	-	(68,858)
EUR	2,730,000	USD	3,069,409	04/19	MSC	-	(4,427)
GBP	3,320,000	USD	4,349,422	04/19	CIB	-	(23,080)
JPY	22,045,700,000	USD	199,021,400	04/19	SSB	57,503	-
KRW	39,162,000,000	USD	34,635,182	04/19	SSB	-	(189,710)
MXN	3,885,360,000	USD	197,781,590	04/19	GSC	2,067,521	-
MYR	208,903,000	USD	51,032,857	04/19	CIB	167,222	-
NOK	866,040,000	USD	98,720,680	04/19	JPM	1,731,146	-
NZD	148,440,000	USD	101,925,584	04/19	BRC	-	(817,889)
SEK	1,836,490,000	USD	194,544,669	04/19	JPM	3,131,566	-
THB	570,600,000	USD	18,025,361	04/19	MSC	-	(40,654)
USD	99,299,492	AUD	141,415,000	04/19	SSB	-	(1,133,467)
USD	155,291,320	CAD	208,745,000	04/19	MSC	-	(958,903)
USD	99,565,960	CHF	100,245,000	04/19	SSB	-	(1,202,466)
USD	18,166,056	COP	56,469,184,000	04/19	GSC	463,870	-
USD	35,189,734	EUR	30,990,000	04/19	CIB	397,132	-
USD	3,944,289	EUR	3,510,000	04/19	MSC	3,597	-
USD	6,885,630	GBP	5,240,000	04/19	CIB	59,515	-
USD	54,138,003	GBP	41,290,000	04/19	SSB	332,380	-
USD	66,554,561	JPY	7,409,100,000	04/19	SSB	-	(351,706)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	100,164,656	KRW	113,757,000,000	04/19	SSB	$108,135	$-
USD	70,088,084	MXN	1,337,240,000	04/19	GSC	1,305,211	-
USD	18,302,993	MYR	74,603,000	04/19	GSC	18,529	-
USD	35,649,347	NOK	304,920,000	04/19	MSC	281,731	-
USD	296,059,435	NZD	436,595,000	04/19	SSB	-	(1,320,745)
USD	67,697,221	SEK	624,450,000	04/19	JPM	482,630	-
USD	50,752,282	THB	1,612,400,000	04/19	BRC	-	(68,855)

Total Forward Foreign Currency Contracts						$10,781,134	($6,732,946)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$27,250,734	$-	$27,250,734	$-
	U.S. Treasury Obligations	57,231,000	-	57,231,000	-
	Foreign Government Bonds & Notes	200,599,062	-	200,599,062	-
	Short-Term Investment	144,756,156	-	144,756,156	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	10,781,134	-	10,781,134	-

	Total Assets	440,618,086	-	440,618,086	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(6,732,946)	-	(6,732,946)	-

	Total Liabilities	(6,732,946)	-	(6,732,946)	-

	Total	$433,885,140	$-	$433,885,140	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.4%

Floating Rate Income Portfolio ‘P’ *	37,908	$462,952
Inflation Managed Portfolio ‘P’ *	21,354	259,594
Emerging Markets Debt Portfolio ‘P’ *	61,768	771,983
Emerging Markets Portfolio ‘P’ *	21,821	416,315
International Small-Cap Portfolio ‘P’ *	26,619	362,071
Real Estate Portfolio ‘P’ *	19,014	523,125
Currency Strategies Portfolio ‘P’ *	154,461	1,790,933
Equity Long/Short Portfolio ‘P’ *	43,940	568,237

Total Affiliated Mutual Funds (Cost $5,082,426)		5,155,210

TOTAL INVESTMENTS - 100.4% (Cost $5,082,426)		5,155,210

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(22,153)

NET ASSETS - 100.0%		$5,133,057

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 3 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$5,155,210	$5,155,210	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 86.0%

Money Market Funds - 23.2%

BlackRock Liquidity Funds T-Fund Portfolio, 2.370%	32,409,390	$32,409,390
Dreyfus Treasury Cash Management, 2.320%	32,409,390	32,409,390

		64,818,780

	Principal Amount

Repurchase Agreement - 15.5%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $43,214,321; collateralized by U.S. Treasury Notes: 2.500% due 02/15/22 and value $44,077,550)	$43,212,520	43,212,520

U.S. Treasury Bills - 47.3%

2.442% due 04/11/19	19,590,000	19,577,033
2.479% due 04/18/19	19,590,000	19,567,906
2.489% due 04/25/19 ‡	93,438,000	93,292,548

		132,437,487

Total Short-Term Investments (Cost $240,462,950)		240,468,787

TOTAL INVESTMENTS - 86.0% (Cost $240,462,950)		240,468,787

DERIVATIVES - (5.1%)
(See Notes (a) through (c) in Notes to Schedule of Investments)		(14,280,047)

OTHER ASSETS & LIABILITIES, NET - 19.1%		53,404,192

NET ASSETS - 100.0%		$279,592,932

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AEX Index	04/19	17	$2,036,121	$2,089,816	$53,695
CAC 40 Index	04/19	87	5,124,875	5,214,355	89,480
DAX Index	06/19	13	4,226,467	4,205,119	(21,348)
FTSE 100 Index	06/19	91	8,341,947	8,547,280	205,333
IBEX 35 Index	04/19	17	1,739,585	1,752,205	12,620
OMX Index	04/19	106	1,749,898	1,762,904	13,006
S&P 500 E-Mini Index	06/19	616	85,518,983	87,404,240	1,885,257
S&P/TSE 60 Index	06/19	17	2,432,485	2,435,096	2,611
SPI 200 Index	06/19	42	4,607,085	4,600,803	(6,282)
TOPIX Index	06/19	72	10,447,496	10,342,326	(105,170)

Total Futures Contracts					$2,129,202

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of March 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	3,317,623	USD	2,375,960	06/19	CIT	$-	($16,868)
AUD	1,689,878	USD	1,200,252	06/19	CIT	1,384	-
AUD	3,317,621	USD	2,375,961	06/19	JPM	-	(16,872)
AUD	1,689,878	USD	1,200,254	06/19	JPM	1,383	-
CAD	4,746,125	USD	3,600,680	06/19	CIT	-	(42,235)
CAD	2,154,375	USD	1,609,281	06/19	CIT	5,979	-
CAD	4,746,125	USD	3,600,685	06/19	JPM	-	(42,237)
CAD	2,154,375	USD	1,609,283	06/19	JPM	5,976	-
CHF	667,200	USD	676,813	06/19	CIT	-	(1,820)
CHF	3,815,800	USD	3,842,307	06/19	CIT	18,062	-
CHF	722,800	USD	733,070	06/19	JPM	-	(1,827)
CHF	3,760,200	USD	3,785,899	06/19	JPM	18,221	-
DKK	5,915,000	USD	907,362	06/19	CIT	-	(12,324)
DKK	5,915,000	USD	907,995	06/19	JPM	-	(12,959)
EUR	14,442,010	USD	16,512,248	06/19	CIT	-	(205,152)
EUR	14,441,990	USD	16,512,246	06/19	JPM	-	(205,168)
GBP	6,267,519	USD	8,280,170	06/19	CIT	-	(85,375)
GBP	521,483	USD	677,429	06/19	CIT	4,411	-
GBP	6,267,516	USD	8,280,176	06/19	JPM	-	(85,385)
GBP	521,482	USD	677,428	06/19	JPM	4,411	-
HKD	16,450,000	USD	2,103,376	06/19	CIT	-	(2,897)
HKD	16,450,000	USD	2,103,379	06/19	JPM	-	(2,899)
ILS	1,061,497	USD	295,856	06/19	CIT	-	(2,071)
ILS	1,061,503	USD	295,868	06/19	JPM	-	(2,080)
JPY	1,052,289,750	USD	9,594,906	06/19	CIT	-	(42,564)
JPY	355,436,750	USD	3,211,626	06/19	CIT	14,913	-
JPY	1,052,289,750	USD	9,594,918	06/19	JPM	-	(42,575)
JPY	355,436,750	USD	3,211,630	06/19	JPM	14,910	-
NOK	2,098,464	USD	245,533	06/19	CIT	-	(1,502)
NOK	1,120,037	USD	129,283	06/19	CIT	967	-
NOK	2,204,671	USD	257,935	06/19	JPM	-	(1,550)
NOK	1,013,828	USD	116,877	06/19	JPM	1,024	-
NZD	132,268	USD	90,746	06/19	CIT	-	(534)
NZD	39,732	USD	26,963	06/19	CIT	136	-
NZD	132,268	USD	90,746	06/19	JPM	-	(533)
NZD	39,732	USD	26,963	06/19	JPM	136	-
SEK	6,371,000	USD	693,129	06/19	CIT	-	(3,870)
SEK	6,371,000	USD	685,255	06/19	CIT	4,004	-
SEK	6,371,000	USD	693,181	06/19	JPM	-	(3,922)
SEK	6,371,000	USD	685,344	06/19	JPM	3,917	-
SGD	980,500	USD	727,395	06/19	CIT	-	(2,855)
SGD	980,500	USD	727,395	06/19	JPM	-	(2,855)
USD	1,895,387	AUD	2,671,000	06/19	CIT	-	(3,904)
USD	1,895,384	AUD	2,671,000	06/19	JPM	-	(3,906)
USD	2,741,466	CAD	3,650,500	06/19	CIT	4,476	-
USD	2,741,462	CAD	3,650,500	06/19	JPM	4,471	-
USD	2,380,698	CHF	2,366,500	06/19	CIT	-	(13,447)
USD	2,380,695	CHF	2,366,500	06/19	JPM	-	(13,450)
USD	469,531	DKK	3,066,500	06/19	CIT	5,519	-
USD	469,531	DKK	3,066,500	06/19	JPM	5,519	-
USD	8,688,643	EUR	7,607,500	06/19	CIT	98,685	-
USD	8,688,632	EUR	7,607,500	06/19	JPM	98,674	-
USD	4,872,833	GBP	3,654,000	06/19	CIT	95,218	-
USD	4,872,827	GBP	3,654,000	06/19	JPM	95,212	-
USD	1,121,480	HKD	8,781,000	06/19	CIT	246	-
USD	1,121,479	HKD	8,781,000	06/19	JPM	245	-
USD	163,554	ILS	586,500	06/19	CIT	1,231	-
USD	163,553	ILS	586,500	06/19	JPM	1,231	-
USD	6,916,383	JPY	766,105,000	06/19	CIT	-	(38,064)
USD	6,916,375	JPY	766,105,000	06/19	JPM	-	(38,075)
USD	199,145	NOK	1,694,000	06/19	CIT	2,149	-
USD	199,145	NOK	1,694,000	06/19	JPM	2,149	-
USD	61,728	NZD	90,000	06/19	CIT	347	-
USD	61,728	NZD	90,000	06/19	JPM	347	-
USD	735,751	SEK	6,750,500	06/19	CIT	5,431	-
USD	735,750	SEK	6,750,500	06/19	JPM	5,430	-
USD	40,965	SGD	55,500	06/19	CIT	-	(47)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	366,126	SGD	494,500	06/19	CIT	$ 715	$ -
USD	40,965	SGD	55,500	06/19	JPM	-	(47)
USD	366,126	SGD	494,500	06/19	JPM	715	-

Total Forward Foreign Currency Contracts						$527,844	($951,869)

(c)	Swap agreements outstanding as of March 31, 2019 were as follows:

Total Return Basket Swaps

Counter- party	Payment Frequency	Currency	Expiration Date(s) (1)	Notional Amount Long (2)	Notional Amount Short (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees, Including Cash (4)	Net Value of Reference Entities
GSC	M	USD	05/11/23 - 04/03/24	$251,034,998	($227,248,262)	($3,286,449)	($3,911,319)	$24,411,606
JPM	M	AUD	04/05/19 - 05/04/20	8,311,022	(8,410,528)	186,246	202,906	(116,166)
JPM	M	GBP	04/05/19 - 05/05/20	44,486,768	(41,174,334)	(2,669,982)	(14,437)	656,889
JPM	M	HKD	04/29/19 - 05/04/20	5,264,303	(5,284,315)	(135,612)	(91,375)	(64,249)
JPM	M	SGD	10/29/19 - 03/18/20	577,598	(599,327)	26,262	5,223	(690)
MSC	M	CAD	05/02/19	12,100,541	(11,426,716)	(1,672,672)	(1,017,647)	18,800
MSC	M	CHF	05/04/20	6,431,896	(5,380,789)	418,597	30,249	1,439,455
MSC	M	DKK	05/01/20	10,507,063	(9,415,893)	245,222	167,791	1,168,601
MSC	M	EUR	05/04/20	94,021,630	(73,027,685)	(3,146,112)	1,174,029	16,673,804
MSC	M	JPY	05/01/20	64,094,520	(61,091,879)	(5,440,141)	(2,434,831)	(2,669)
MSC	M	NOK	05/04/20	5,566,226	(4,187,655)	(480,994)	65,499	832,078
MSC	M	SEK	05/04/20	7,497,269	(6,411,644)	(179,887)	(520,891)	1,426,629

				$509,893,834	($453,659,027)	($16,135,522)	($6,344,803)	$46,444,088

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees, Including Cash.
(4)	Net Dividends and Financing Fees, Including Cash includes the gains (losses) realized within the swap when the swap resets.

The percentages shown below are based on total net assets.

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR and the 1-Day USD Federal Funds plus or minus a specified spread (rates range from (0.743%) to 0.250%) as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	05/11/23 - 04/03/24

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 92.1%

Argentina - 0.0%

MercadoLibre Inc	93	$47,219

United States - 92.1%

3M Co	3,629	754,034
Abbott Laboratories	3,221	257,487
AbbVie Inc	21,042	1,695,775
ABIOMED Inc	751	214,478
Accenture PLC ‘A’	4,533	797,899
ACI Worldwide Inc	2,296	75,469
Activision Blizzard Inc	5,468	248,958
Acuity Brands Inc	407	48,844
Adobe Inc	5,628	1,499,806
Adtalem Global Education Inc	7,027	325,491
AES Corp	2,572	46,502
Aflac Inc	23,410	1,170,500
AGCO Corp	5,056	351,645
Agilent Technologies Inc	29,606	2,379,730
Akamai Technologies Inc	11,374	815,630
Alcoa Corp	17,457	491,589
Alexion Pharmaceuticals Inc	5,465	738,759
Align Technology Inc	689	195,903
Alkermes PLC	28,706	1,047,482
Allergan PLC	2,521	369,100

Referenced Entity	Shares	Value
ALLETE Inc	3,142	$ 258,367
Alphabet Inc ‘A’	585	688,481
Altria Group Inc	9,585	550,467
Amazon.com Inc	540	961,605
AMC Networks Inc ‘A’	9,076	515,154
Amdocs Ltd	10,635	575,460
Ameren Corp	1,036	76,198
American Eagle Outfitters Inc	13,220	293,087
American Electric Power Co Inc	5,354	448,397
Ameriprise Financial Inc	5,768	738,881
Amgen Inc	4,279	812,924
Anadarko Petroleum Corp	5,685	258,554
ANSYS Inc	1,708	312,069
Anthem Inc	1,287	369,343
Apartment Investment & Management Co REIT	290	14,584
Apple Inc	6,014	1,142,359
Applied Materials Inc	27,333	1,084,027
Archer-Daniels-Midland Co	12,370	533,518
Arrow Electronics Inc	7,994	616,018
Aspen Technology Inc	4,583	477,824
Associated Banc-Corp	33,393	712,941
Assured Guaranty Ltd	57,115	2,537,619
Athene Holding Ltd ‘A’	46,781	1,908,665
Autodesk Inc	2,808	437,543
Automatic Data Processing Inc	435	69,487
AutoZone Inc	1,294	1,325,211
Avangrid Inc	2,495	125,623
Avery Dennison Corp	4,958	560,254
Avnet Inc	26,308	1,140,978

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Referenced Entity	Shares	Value
Axis Capital Holdings Ltd	1,568	$ 85,895
Bank of America Corp	11,229	309,808
Baxter International Inc	17,084	1,389,100
Bed Bath & Beyond Inc	24,662	419,007
Belden Inc	1,333	71,582
Best Buy Co Inc	14,156	1,005,925
Bio-Rad Laboratories Inc ‘A’	3,093	945,468
Biogen Inc	12,726	3,008,172
Black Hills Corp	1,409	104,365
Booking Holdings Inc	321	560,116
Booz Allen Hamilton Holding Corp	12,586	731,750
Boston Scientific Corp	15,781	605,675
Brinker International Inc	14,750	654,605
Bristol-Myers Squibb Co	31,854	1,519,754
Broadridge Financial Solutions Inc	14,364	1,489,403
Bruker Corp	81,892	3,147,928
Brunswick Corp	8,416	423,577
Cabot Corp	2,857	118,937
Cadence Design Systems Inc	20,940	1,329,899
Capital One Financial Corp	3,880	316,957
Capri Holdings Ltd	22,350	1,022,512
Cardinal Health Inc	28,446	1,369,675
CBS Corp	26,585	1,263,585
CDK Global Inc	20,097	1,182,106
CDW Corp	27,360	2,636,683
Celanese Corp	3,997	394,144
Centene Corp	8,918	473,546
CenterPoint Energy Inc	27,066	830,926
Cerner Corp	15,139	866,102
Charles River Laboratories International Inc	25,006	3,632,121
Chevron Corp	2,718	334,803
Ciena Corp	4,416	164,893
Cigna Corp	421	67,705
Cimarex Energy Co	2,833	198,027
Cirrus Logic Inc	20,205	850,024
Cisco Systems Inc	26,075	1,407,789
Citizens Financial Group Inc	9,830	319,475
Citrix Systems Inc	917	91,388
Clean Harbors Inc	9,231	660,293
CNA Financial Corp	2,537	109,979
Cognizant Technology Solutions Corp ‘A’	10,667	772,824
Colgate-Palmolive Co	30,615	2,098,352
Columbia Sportswear Co	3,719	387,445
Comcast Corp ‘A’	31,550	1,261,369
Comerica Inc	4,942	362,347
CommScope Holding Co Inc	50,577	1,099,038
CommVault Systems Inc	15,731	1,018,425
Conduent Inc	63,318	875,688
ConocoPhillips	29,436	1,964,559
Consolidated Edison Inc	4,397	372,910
CoreLogic Inc/United States	1,865	69,490
Crane Co	9,205	778,927
Credit Acceptance Corp	104	47,001
Cummins Inc	8,603	1,358,156
Curtiss-Wright Corp	8,657	981,184
Dana Inc	4,917	87,228
Danaher Corp	1,686	222,586
DaVita Inc	3,008	163,304
Deckers Outdoor Corp	9,187	1,350,397
Deluxe Corp	24,103	1,053,783
DENTSPLY SIRONA Inc	2,646	131,215
Devon Energy Corp	19,238	607,151
DexCom Inc	2,561	305,015
Dick’s Sporting Goods Inc	12,013	442,199
Discover Financial Services	5,176	368,324
Dollar General Corp	580	69,194
Domtar Corp	6,164	306,043
Dover Corp	7,556	708,753
DXC Technology Co	13,728	882,848
Eastman Chemical Co	10,145	769,803
Eaton Corp PLC	14,524	1,170,053

Referenced Entity	Shares	Value
eBay Inc	38,385	$ 1,425,619
Edwards Lifesciences Corp	2,071	396,244
Electronic Arts Inc	5,120	520,346
EMCOR Group Inc	8,970	655,528
Emerson Electric Co	14,002	958,717
Entergy Corp	1,328	126,997
Exelixis Inc	67,662	1,610,356
Exelon Corp	63,698	3,193,181
F5 Networks Inc	5,403	847,893
Facebook Inc ‘A’	4,841	806,946
Fair Isaac Corp	2,809	763,009
Federated Investors Inc ‘B’	41,753	1,223,780
FedEx Corp	261	47,348
Fidelity National Financial Inc	19,623	717,221
Fifth Third Bancorp	28,941	729,892
FireEye Inc	2,801	47,029
First American Financial Corp	9,948	512,322
Flex Ltd	55,474	554,740
FLIR Systems Inc	8,107	385,731
Fluor Corp	6,381	234,821
Foot Locker Inc	11,370	689,022
Fortinet Inc	14,761	1,239,481
Franklin Resources Inc	11,386	377,332
Gardner Denver Holdings Inc	17,139	476,636
General Electric Co	27,670	276,423
Gilead Sciences Inc	34,984	2,274,310
Globus Medical Inc ‘A’	11,035	545,239
GrafTech International Ltd	14,340	183,409
Graham Holdings Co ‘B’	1,190	812,984
Greif Inc ‘A’	1,219	50,284
H&R Block Inc	26,363	631,130
Haemonetics Corp	11,720	1,025,266
HCA Healthcare Inc	4,647	605,876
Herman Miller Inc	36,780	1,293,920
Hewlett Packard Enterprise Co	4,528	69,867
Hill-Rom Holdings Inc	4,074	431,274
HollyFrontier Corp	23,334	1,149,666
Hologic Inc	4,236	205,022
Honeywell International Inc	13,133	2,087,096
HP Inc	56,889	1,105,353
Humana Inc	5,431	1,444,646
Huntington Ingalls Industries Inc	6,728	1,394,042
Huntsman Corp	4,031	90,657
IAC/InterActiveCorp	1,482	311,383
IDACORP Inc	4,430	440,962
IDEXX Laboratories Inc	934	208,842
Illumina Inc	372	115,577
Incyte Corp	3,473	298,713
Ingersoll-Rand PLC	6,992	754,786
Ingredion Inc	5,188	491,252
Inogen Inc	3,122	297,745
Insperity Inc	4,725	584,293
Intel Corp	10,440	560,628
International Business Machines Corp	12,463	1,758,529
International Paper Co	38,739	1,792,454
Intuit Inc	9,669	2,527,573
Ionis Pharmaceuticals Inc	4,836	392,538
IQVIA Holdings Inc	3,617	520,305
ITT Inc	11,010	638,580
Jazz Pharmaceuticals PLC	2,624	375,101
John Wiley & Sons Inc ‘A’	12,078	534,089
Johnson & Johnson	6,714	938,550
JPMorgan Chase & Co	465	47,072
Juniper Networks Inc	37,809	1,000,804
KAR Auction Services Inc	1,166	59,827
Kennametal Inc	1,276	46,893
KeyCorp	20,531	323,363
Keysight Technologies Inc	14,288	1,245,914
Kimberly-Clark Corp	17,593	2,179,773
KLA-Tencor Corp	954	113,917
Kohl’s Corp	1,532	105,356

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Referenced Entity	Shares	Value
Lam Research Corp	3,055	$ 546,876
Las Vegas Sands Corp	15,517	945,916
Lear Corp	1,962	266,263
Liberty Media Corp-Liberty SiriusXM	15,516	593,332
Lincoln Electric Holdings Inc	1,570	131,676
Lincoln National Corp	7,171	420,938
LivaNova PLC	491	47,750
Lockheed Martin Corp	1,722	516,875
LogMeIn Inc	2,643	211,704
Lowe’s Cos Inc	1,252	137,056
Lululemon Athletica Inc	7,000	1,147,090
LyondellBasell Industries NV ‘A’	14,262	1,199,149
Macy’s Inc	27,199	653,592
Manhattan Associates Inc	16,986	936,098
ManpowerGroup Inc	9,491	784,811
Marathon Oil Corp	9,030	150,891
Marathon Petroleum Corp	2,820	168,777
Masimo Corp	10,327	1,428,018
MAXIMUS Inc	5,681	403,237
McKesson Corp	13,504	1,580,778
MEDNAX Inc	20,900	567,853
Medtronic PLC	26,583	2,421,180
Merck & Co Inc	17,848	1,484,418
Mercury General Corp	924	46,265
MetLife Inc	34,958	1,488,162
Micron Technology Inc	21,367	883,098
Microsoft Corp	21,153	2,494,785
MKS Instruments Inc	8,932	831,123
Monster Beverage Corp	14,848	810,404
Morgan Stanley	11,796	497,791
Motorola Solutions Inc	973	136,629
MSA Safety Inc	17,730	1,833,282
MSC Industrial Direct Co Inc ‘A’	6,501	537,698
Murphy USA Inc	6,450	552,249
Mylan NV	31,176	883,528
National Instruments Corp	26,229	1,163,518
NetApp Inc	8,377	580,861
NIKE Inc ‘B’	11,399	959,910
Norfolk Southern Corp	2,485	464,422
NorthWestern Corp	12,732	896,460
Norwegian Cruise Line Holdings Ltd	5,069	278,592
Nu Skin Enterprises Inc ‘A’	6,208	297,115
Nuance Communications Inc	21,075	356,800
Nucor Corp	6,324	369,005
nVent Electric PLC	20,613	556,139
O’Reilly Automotive Inc	1,292	501,684
Omnicom Group Inc	3,279	239,334
ON Semiconductor Corp	5,471	112,538
Oracle Corp	26,258	1,410,317
Oshkosh Corp	7,824	587,817
Packaging Corp of America	13,653	1,356,835
Palo Alto Networks Inc	209	50,762
Parker-Hannifin Corp	2,896	497,011
Patterson-UTI Energy Inc	26,645	373,563
Paycom Software Inc	1,364	257,973
PayPal Holdings Inc	1,159	120,351
Pentair PLC	19,205	854,815
PepsiCo Inc	8,251	1,011,160
Pfizer Inc	35,136	1,492,226
Philip Morris International Inc	8,830	780,484
Phillips 66	19,481	1,854,007
Pilgrim’s Pride Corp	28,800	641,952
Pinnacle West Capital Corp	7,296	697,352
Pitney Bowes Inc	26,489	181,979
PolyOne Corp	11,909	349,053
Popular Inc	3,620	188,711
PRA Health Sciences Inc	9,917	1,093,746
Proofpoint Inc	527	63,994
Prudential Financial Inc	2,718	249,730
Public Service Enterprise Group Inc	18,146	1,078,054
PulteGroup Inc	19,579	547,429

Referenced Entity	Shares	Value
PVH Corp	1,682	$ 205,120
QIAGEN NV	5,077	206,532
Qorvo Inc	790	56,667
QUALCOMM Inc	1,232	70,261
Qurate Retail Inc ‘A’	4,175	66,716
Ralph Lauren Corp ‘A’	9,615	1,246,873
Raytheon Co	7,258	1,321,537
Regal Beloit Corp	5,102	417,701
Regeneron Pharmaceuticals Inc	117	48,043
Reinsurance Group of America Inc	10,518	1,493,346
Reliance Steel & Aluminum Co	6,212	560,695
Resideo Technologies Inc	7,527	145,196
Robert Half International Inc	17,316	1,128,311
Ross Stores Inc	4,035	375,658
Sabre Corp	14,826	317,128
salesforce.com Inc	1,186	187,827
Sally Beauty Holdings Inc	23,072	424,755
Schneider National Inc	18,359	386,457
Science Applications International Corp	629	48,402
Service Corp International	4,121	165,458
ServiceNow Inc	820	202,122
Signet Jewelers Ltd	9,216	250,307
Silgan Holdings Inc	13,470	399,116
Skechers U.S.A. Inc ‘A’	1,401	47,088
Skyworks Solutions Inc	10,089	832,141
Snap-on Inc	1,085	169,824
SolarWinds Corp	12,778	249,427
Sonoco Products Co	4,781	294,175
Southwestern Energy Co	10,399	48,771
Spirit AeroSystems Holdings Inc ‘A’	19,609	1,794,812
Starbucks Corp	7,904	587,583
State Street Corp	2,593	170,645
Steel Dynamics Inc	35,527	1,253,037
Stryker Corp	1,182	233,469
Symantec Corp	62,910	1,446,301
Synchrony Financial	52,311	1,668,721
T-Mobile US Inc	2,259	156,097
Tableau Software Inc ‘A’	436	55,494
Tapestry Inc	15,134	491,704
Target Corp	5,810	466,311
TE Connectivity Ltd	8,958	723,358
Tech Data Corp	11,605	1,188,468
TEGNA Inc	141,031	1,988,537
Teledyne Technologies Inc	2,279	540,146
Telephone & Data Systems Inc	10,981	337,446
Teradata Corp	1,057	46,138
Texas Instruments Inc	5,798	614,994
The Allstate Corp	15,119	1,423,907
The Boeing Co	2,361	900,533
The Boston Beer Co Inc ‘A’	1,598	470,979
The Cooper Cos Inc	158	46,795
The Estee Lauder Cos Inc ‘A’	762	126,149
The Gap Inc	13,091	342,722
The Hartford Financial Services Group Inc	7,642	379,960
The Home Depot Inc	2,890	554,562
The Interpublic Group of Cos Inc	8,390	176,274
The Kroger Co	33,760	830,496
The Michaels Cos Inc	33,088	377,865
The PNC Financial Services Group Inc	3,179	389,936
The Procter & Gamble Co	24,102	2,507,813
The Timken Co	5,092	222,113
The TJX Cos Inc	2,046	108,868
The Ultimate Software Group Inc	1,446	477,368
The Walt Disney Co	2,833	314,548
Thermo Fisher Scientific Inc	830	227,188
Toll Brothers Inc	28,447	1,029,781
Tractor Supply Co	7,432	726,552
TreeHouse Foods Inc	2,953	190,616
TripAdvisor Inc	14,236	732,442
Tupperware Brands Corp	37,571	961,066
Twilio Inc	966	124,788

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Referenced Entity	Shares	Value
Tyson Foods Inc ‘A’	18,827	$ 1,307,159
UGI Corp	19,949	1,105,574
United States Cellular Corp	2,965	136,123
United Therapeutics Corp	13,045	1,531,092
Unum Group	19,823	670,612
Urban Outfitters Inc	36,568	1,083,875
Valero Energy Corp	14,849	1,259,641
Varian Medical Systems Inc	7,165	1,015,424
Veeva Systems Inc ‘A’	2,554	324,000
VeriSign Inc	1,374	249,463
Verisk Analytics Inc	351	46,683
Verizon Communications Inc	17,670	1,044,827
VF Corp	5,682	493,823
Viacom Inc ‘B’	37,681	1,057,706
Vishay Intertechnology Inc	13,544	250,158
VMware Inc ‘A’	2,035	367,338
Walmart Inc	4,374	426,596
Waste Management Inc	10,173	1,057,076
Waters Corp	576	144,985
Wayfair Inc ‘A’	856	127,073
Weight Watchers International Inc	40,062	807,249
Wells Fargo & Co	11,552	558,193
Werner Enterprises Inc	10,908	372,508
WESCO International Inc	35,746	1,894,895
West Pharmaceutical Services Inc	1,485	163,647
Whirlpool Corp	954	126,777
Whiting Petroleum Corp	1,928	50,398
Williams-Sonoma Inc	2,371	133,416
World Fuel Services Corp	23,407	676,228
WR Grace & Co	2,300	179,492
WW Grainger Inc	3,906	1,175,433
Xerox Corp	33,201	1,061,768
Xilinx Inc	6,804	862,679
Yelp Inc	2,089	72,070
Zebra Technologies Corp ‘A’	2,733	572,645
Zendesk Inc	1,563	132,855
Zimmer Biomet Holdings Inc	1,700	217,090
Zoetis Inc	3,572	359,593
Zynga Inc ‘A’	200,701	1,069,736

		257,364,630

Total Long Positions - 92.1%		257,411,849

Short Positions: (83.4%)

Bermuda - (0.1%)

RenaissanceRe Holdings Ltd	1,663	(238,640)

Ghana - (0.1%)

Kosmos Energy Ltd	61,983	(386,154)

Sweden - (0.2%)

Autoliv Inc	6,013	(442,136)

United Kingdom - (0.5%)

Linde PLC	7,173	(1,261,946)

United States - (82.5%)

2U Inc	11,793	(835,534)
Aaron’s Inc	5,615	(295,349)
Acadia Healthcare Co Inc	52,586	(1,541,296)
Adient PLC	64,519	(836,166)
Advanced Micro Devices Inc	28,135	(718,005)
Agios Pharmaceuticals Inc	25,760	(1,737,254)

Referenced Entity	Shares	Value
Alaska Air Group Inc	15,301	($858,692)
Albemarle Corp	21,828	(1,789,459)
Allegheny Technologies Inc	76,722	(1,961,782)
Alnylam Pharmaceuticals Inc	2,476	(231,382)
AMERCO	300	(111,453)
American Airlines Group Inc	30,495	(968,521)
AmerisourceBergen Corp	7,183	(571,192)
Antero Resources Corp	8,949	(79,020)
Apache Corp	5,187	(179,781)
AptarGroup Inc	1,101	(117,135)
Aptiv PLC	29,901	(2,376,830)
Arconic Inc	3,560	(68,032)
Arcosa Inc	6,437	(196,650)
ASGN Inc	3,134	(198,978)
Atlassian Corp PLC ‘A’	1,278	(143,634)
Avanos Medical Inc	7,046	(300,723)
Baker Hughes a GE Co	19,913	(551,988)
Ball Corp	7,050	(407,913)
BancorpSouth Bank	22,713	(640,961)
Bank of Hawaii Corp	1,465	(115,545)
Bank OZK	6,613	(191,645)
Becton Dickinson & Co	409	(102,140)
BGC Partners Inc ‘A’	27,809	(147,666)
Bio-Techne Corp	2,067	(410,403)
BioMarin Pharmaceutical Inc	4,068	(361,360)
Bluebird Bio Inc	5,987	(941,935)
Brown-Forman Corp ‘B’	6,047	(319,161)
Bunge Ltd	4,454	(236,374)
Burlington Stores Inc	302	(47,317)
BWX Technologies Inc	31,195	(1,546,648)
Caesars Entertainment Corp	33,265	(289,073)
Callon Petroleum Co	197,621	(1,492,039)
Campbell Soup Co	20,089	(765,994)
CarMax Inc	17,679	(1,233,994)
Carpenter Technology Corp	4,774	(218,888)
Casey’s General Stores Inc	2,711	(349,095)
Catalent Inc	18,038	(732,162)
Centennial Resource Development Inc ‘A’	48,175	(423,458)
Charter Communications Inc ‘A’	3,051	(1,058,422)
Chemical Financial Corp	3,250	(133,770)
Cheniere Energy Inc	14,713	(1,005,781)
Choice Hotels International Inc	715	(55,584)
Cincinnati Financial Corp	4,158	(357,172)
CNX Resources Corp	4,379	(47,162)
Cognex Corp	24,484	(1,245,256)
Coherent Inc	3,777	(535,276)
Colony Capital Inc REIT	349,988	(1,861,936)
Commerce Bancshares Inc	7,114	(413,039)
Commercial Metals Co	61,557	(1,051,394)
Compass Minerals International Inc	25,691	(1,396,820)
Conagra Brands Inc	73,232	(2,031,456)
Concho Resources Inc	10,264	(1,138,893)
Copa Holdings SA ‘A’	12,334	(994,244)
Copart Inc	26,664	(1,615,572)
CoStar Group Inc	545	(254,199)
Cousins Properties Inc REIT	30,805	(297,576)
Cree Inc	20,510	(1,173,582)
Crown Holdings Inc	849	(46,330)
Cullen/Frost Bankers Inc	4,876	(473,313)
CVS Health Corp	6,028	(325,090)
Cypress Semiconductor Corp	23,381	(348,845)
CyrusOne Inc REIT	17,693	(927,821)
Deere & Co	6,189	(989,250)
Delphi Technologies PLC	3,091	(59,533)
Delta Air Lines Inc	1,636	(84,499)
Diamond Offshore Drilling Inc	29,768	(312,266)
Digital Realty Trust Inc REIT	6,808	(810,152)
Discovery Inc ‘A’	6,894	(186,276)
DISH Network Corp ‘A’	2,193	(69,496)
Domino’s Pizza Inc	2,630	(678,803)
DowDuPont Inc	28,525	(1,520,668)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Referenced Entity	Shares	Value
DR Horton Inc	9,014	($372,999)
Dril-Quip Inc	13,818	(633,555)
Dunkin’ Brands Group Inc	15,187	(1,140,544)
Dycom Industries Inc	4,498	(206,638)
E*TRADE Financial Corp	6,841	(317,628)
Eagle Materials Inc	2,731	(230,223)
Eldorado Resorts Inc	2,574	(120,180)
Element Solutions Inc	127,043	(1,283,134)
Energizer Holdings Inc	20,337	(913,741)
EnerSys	4,592	(299,215)
Ensco PLC ‘A’	370,406	(1,455,696)
EOG Resources Inc	3,253	(309,621)
EQT Corp	2,365	(49,050)
Euronet Worldwide Inc	6,659	(949,507)
Extraction Oil & Gas Inc	49,852	(210,874)
Fastenal Co	1,845	(118,652)
First Republic Bank	23,458	(2,356,591)
First Solar Inc	15,195	(802,904)
FirstEnergy Corp	16,439	(684,027)
Five Below Inc	647	(80,390)
Floor & Decor Holdings Inc ‘A’	38,827	(1,600,449)
Flowserve Corp	5,677	(256,260)
FMC Corp	3,062	(235,223)
FNB Corp	39,644	(420,226)
Ford Motor Co	68,076	(597,707)
Fortive Corp	4,005	(335,979)
Freeport-McMoRan Inc	44,958	(579,509)
Fulton Financial Corp	4,265	(66,022)
Gartner Inc	2,260	(342,797)
GATX Corp	2,833	(216,356)
GCI Liberty Inc ‘A’	20,257	(1,126,492)
Gentex Corp	3,688	(76,268)
Global Payments Inc	12,327	(1,682,882)
GoDaddy Inc ‘A’	4,168	(313,392)
Grand Canyon Education Inc	4,656	(533,159)
Granite Construction Inc	53,230	(2,296,875)
Graphic Packaging Holding Co	126,898	(1,602,722)
GrubHub Inc	5,802	(403,065)
Guidewire Software Inc	3,787	(367,945)
Hanesbrands Inc	22,069	(394,594)
Harley-Davidson Inc	4,147	(147,882)
Harris Corp	2,668	(426,106)
Hasbro Inc	6,140	(522,023)
Healthcare Realty Trust Inc REIT	1,476	(47,394)
Healthcare Services Group Inc	24,727	(815,744)
HealthEquity Inc	8,657	(640,445)
Helmerich & Payne Inc	828	(46,004)
Hess Corp	13,877	(835,812)
Home BancShares Inc	82,827	(1,455,270)
Hormel Foods Corp	4,531	(202,808)
Insulet Corp	31,245	(2,971,087)
International Flavors & Fragrances Inc	16,776	(2,160,581)
International Game Technology PLC	27,574	(358,186)
Invitation Homes Inc REIT	2,106	(51,239)
IPG Photonics Corp	8,267	(1,254,765)
Jacobs Engineering Group Inc	17,837	(1,341,164)
KB Home	15,149	(366,151)
Kemper Corp	22,025	(1,676,983)
Kirby Corp	824	(61,891)
Knight-Swift Transportation Holdings Inc	35,920	(1,173,866)
L Brands Inc	7,522	(207,457)
Leggett & Platt Inc	1,586	(66,961)
Leidos Holdings Inc	1,271	(81,458)
LendingTree Inc	2,747	(965,735)
Lennar Corp ‘A’	12,831	(629,874)
Ligand Pharmaceuticals Inc	6,588	(828,177)
Lions Gate Entertainment Corp ‘A’	6,543	(102,333)
Littelfuse Inc	7,537	(1,375,352)
Live Nation Entertainment Inc	11,046	(701,863)
LKQ Corp	12,476	(354,069)
Lumentum Holdings Inc	17,027	(962,707)

Referenced Entity	Shares	Value
Macquarie Infrastructure Corp	39,958	($1,647,069)
Markel Corp	542	(539,962)
MarketAxess Holdings Inc	3,954	(973,000)
Marriott Vacations Worldwide Corp	979	(91,536)
Martin Marietta Materials Inc	6,424	(1,292,380)
Marvell Technology Group Ltd	74,967	(1,491,094)
MasTec Inc	32,959	(1,585,328)
Matador Resources Co	45,226	(874,219)
Mattel Inc	76,071	(988,923)
McCormick & Co Inc	10,268	(1,546,669)
Medidata Solutions Inc	11,060	(810,034)
Meredith Corp	42,477	(2,347,279)
Microchip Technology Inc	16,320	(1,353,907)
Mohawk Industries Inc	1,238	(156,174)
Molina Healthcare Inc	1,460	(207,262)
Monolithic Power Systems Inc	2,230	(302,143)
Nabors Industries Ltd	83,071	(285,764)
National Fuel Gas Co	12,179	(742,432)
National Oilwell Varco Inc	20,826	(554,805)
NCR Corp	11,183	(305,184)
Nektar Therapeutics	1,997	(67,099)
Netflix Inc	1,963	(699,927)
NetScout Systems Inc	12,938	(363,170)
New York Community Bancorp Inc	619,668	(7,169,559)
Newell Brands Inc	85,832	(1,316,663)
NewMarket Corp	1,529	(662,913)
Newmont Mining Corp	22,635	(809,654)
News Corp ‘A’	7,781	(96,796)
NextEra Energy Inc	352	(68,049)
NiSource Inc	101,832	(2,918,505)
Noble Energy Inc	38,894	(961,849)
NOW Inc	85,941	(1,199,736)
NRG Energy Inc	7,888	(335,082)
Nutanix Inc ‘A’	1,856	(70,045)
NuVasive Inc	13,533	(768,539)
NVIDIA Corp	3,244	(582,493)
Oasis Petroleum Inc	56,294	(340,016)
Oceaneering International Inc	12,742	(200,941)
Okta Inc	573	(47,404)
Olin Corp	5,917	(136,919)
Ollie’s Bargain Outlet Holdings Inc	6,697	(571,455)
Omega Healthcare Investors Inc REIT	16,326	(622,837)
ONEOK Inc	24,625	(1,719,810)
Owens Corning	8,153	(384,169)
PacWest Bancorp	7,649	(287,679)
Park Hotels & Resorts Inc REIT	28,164	(875,337)
Pebblebrook Hotel Trust REIT	15,742	(488,947)
Penn National Gaming Inc	14,436	(290,164)
Penske Automotive Group Inc	8,449	(377,248)
Penumbra Inc	5,169	(759,895)
People’s United Financial Inc	17,271	(283,935)
PerkinElmer Inc	5,069	(488,449)
Perrigo Co PLC	1,332	(64,149)
Pinnacle Financial Partners Inc	67,021	(3,666,049)
Plantronics Inc	14,633	(674,728)
Polaris Industries Inc	7,123	(601,395)
Pool Corp	3,953	(652,126)
Post Holdings Inc	10,388	(1,136,447)
PotlatchDeltic Corp REIT	4,780	(180,636)
Premier Inc ‘A’	23,071	(795,719)
Prestige Consumer Healthcare Inc	29,468	(881,388)
Principal Financial Group Inc	13,965	(700,903)
Prosperity Bancshares Inc	21,463	(1,482,235)
Pure Storage Inc	14,437	(314,582)
Quest Diagnostics Inc	1,837	(165,183)
Range Resources Corp	47,838	(537,699)
RealPage Inc	983	(59,658)
Royal Gold Inc	6,222	(565,766)
Sage Therapeutics Inc	1,385	(220,284)
Sanderson Farms Inc	17,217	(2,269,889)
SBA Communications Corp REIT	1,017	(203,054)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Referenced Entity	Shares	Value
Schlumberger Ltd	2,762	($120,340)
Scientific Games Corp	44,785	(914,510)
Seattle Genetics Inc	11,388	(834,057)
Sempra Energy	18,949	(2,384,921)
Sensata Technologies Holding PLC	1,708	(76,894)
Sensient Technologies Corp	9,390	(636,548)
ServiceMaster Global Holdings Inc	2,565	(119,785)
Signature Bank/New York NY	3,082	(394,712)
Sirius XM Holdings Inc	21,445	(121,593)
SITE Centers Corp REIT	91,363	(1,244,364)
Six Flags Entertainment Corp	1,958	(96,627)
SLM Corp	117,322	(1,162,661)
Sotheby’s	25,365	(957,529)
Southwest Gas Holdings Inc	8,662	(712,536)
Spectrum Brands Holdings Inc	1,928	(105,616)
Sprouts Farmers Market Inc	24,701	(532,060)
Square Inc ‘A’	2,452	(183,704)
Stericycle Inc	18,980	(1,032,892)
Sterling Bancorp	194,945	(3,631,825)
Stifel Financial Corp	54,808	(2,891,670)
SVB Financial Group	4,011	(891,886)
Switch Inc ‘A’	69,381	(715,318)
Synaptics Inc	10,823	(430,214)
Syneos Health Inc	3,052	(157,972)
SYNNEX Corp	7,095	(676,792)
Synovus Financial Corp	6,635	(227,979)
Targa Resources Corp	7,742	(321,680)
Tempur Sealy International Inc	823	(47,462)
Tesla Inc	9,758	(2,730,874)
Texas Capital Bancshares Inc	868	(47,384)
The Brink’s Co	10,186	(768,126)
The Charles Schwab Corp	146,820	(6,278,023)
The Chemours Co	2,165	(80,451)
The Goodyear Tire & Rubber Co	7,505	(136,216)
The Hain Celestial Group Inc	57,452	(1,328,290)
The Kraft Heinz Co	22,404	(731,491)
The Macerich Co REIT	1,537	(66,629)
The Madison Square Garden Co ‘A’	1,276	(374,034)
The Middleby Corp	10,711	(1,392,751)
The New York Times Co ‘A’	14,421	(473,730)
The Scotts Miracle-Gro Co	1,315	(103,333)
The Wendy’s Co	2,824	(50,521)
The Williams Cos Inc	46,097	(1,323,906)
Thor Industries Inc	4,630	(288,773)
Tiffany & Co	9,150	(965,782)
Total System Services Inc	6,303	(598,848)
TransDigm Group Inc	2,016	(915,244)

Referenced Entity	Shares	Value
Transocean Ltd	129,540	($1,128,293)
TransUnion	7,365	(492,277)
TRI Pointe Group Inc	46,485	(587,570)
Trimble Inc	3,630	(146,652)
Trinity Industries Inc	23,372	(507,874)
Trustmark Corp	9,347	(314,340)
Twitter Inc	3,497	(114,981)
UMB Financial Corp	742	(47,518)
Under Armour Inc ‘A’	35,782	(756,431)
United Bankshares Inc	51,892	(1,880,566)
United Parcel Service Inc ‘B’	1,014	(113,304)
United Rentals Inc	2,500	(285,625)
United States Steel Corp	13,566	(264,401)
Uniti Group Inc REIT	25,065	(280,477)
Universal Display Corp	7,387	(1,129,103)
Urban Edge Properties REIT	10,009	(190,171)
Vail Resorts Inc	2,210	(480,233)
Valley National Bancorp	60,676	(581,276)
VEREIT Inc REIT	207,455	(1,736,398)
ViaSat Inc	35,448	(2,747,220)
Virtu Financial Inc ‘A’	72,965	(1,732,919)
Visa Inc ‘A’	9,904	(1,546,906)
Visteon Corp	19,105	(1,286,722)
Vulcan Materials Co	2,392	(283,213)
WABCO Holdings Inc	353	(46,536)
Wabtec Corp	24,895	(1,835,259)
Washington Federal Inc	33,105	(956,403)
Watsco Inc	327	(46,830)
Webster Financial Corp	27,046	(1,370,421)
Welbilt Inc	135,545	(2,220,227)
WellCare Health Plans Inc	7,200	(1,942,200)
Welltower Inc REIT	606	(47,026)
Western Digital Corp	3,628	(174,362)
Weyerhaeuser Co REIT	17,986	(473,751)
World Wrestling Entertainment Inc ‘A’	9,318	(808,616)
WPX Energy Inc	34,697	(454,878)
Wyndham Hotels & Resorts Inc	1,125	(56,239)
XPO Logistics Inc	7,899	(424,492)
Xylem Inc	9,099	(719,185)
Zayo Group Holdings Inc	11,050	(314,041)
Zillow Group Inc ‘C’	19,544	(678,959)

		(230,671,367)

Total Short Positions - (83.4%)		(233,000,243)

Total Long and Short Positions - 8.7%		$24,411,606

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus or minus a specified spread (rates range from (0.681%) to 0.350%) as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	04/05/19 - 05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 3.1%

Australia - 3.1%

AGL Energy Ltd	34,212	$528,842
Aurizon Holdings Ltd	260,855	843,339
Australia & New Zealand Banking Group Ltd	3,080	56,963
Bendigo & Adelaide Bank Ltd	61,684	424,527
BlueScope Steel Ltd	95,836	951,219
Caltex Australia Ltd	3,291	61,226
CIMIC Group Ltd	30,198	1,037,278
Flight Centre Travel Group Ltd ‘L’	5,859	175,028
Fortescue Metals Group Ltd	10,255	51,902

Referenced Entity	Shares	Value
Iluka Resources Ltd	79,576	$509,673
Incitec Pivot Ltd	25,665	56,911
Newcrest Mining Ltd	5,471	99,080
Origin Energy Ltd	77,545	396,953
Qantas Airways Ltd	151,653	610,242
Santos Ltd	148,757	720,246
South32 Ltd	292,534	776,908
Telstra Corp Ltd	67,355	158,827
Woodside Petroleum Ltd	47,908	1,176,142

		8,635,306

Total Long Positions - 3.1%		8,635,306

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Referenced Entity	Shares	Value
Short Positions: (3.1%)

Australia - (2.7%)

Amcor Ltd/Australia	28,755	($314,619)
AMP Ltd	217,826	(325,317)
Challenger Ltd	158,186	(932,302)
CSL Ltd	11,865	(1,646,297)
Domino’s Pizza Enterprises Ltd	8,053	(248,321)
Ramsay Health Care Ltd	28,933	(1,323,066)
SEEK Ltd	103,079	(1,285,924)
Sonic Healthcare Ltd	8,379	(146,234)
Sydney Airport	74,935	(395,570)

Referenced Entity	Shares	Value
Tabcorp Holdings Ltd	48,238	($158,296)
Transurban Group	45,048	(422,509)
Treasury Wine Estates Ltd	15,769	(167,391)
Vocus Group Ltd	129,346	(339,302)

		(7,705,148)

Ireland - (0.4%)

James Hardie Industries PLC	81,097	(1,046,324)

Total Short Positions - (3.1%)		(8,751,472)

Total Long and Short Positions - 0.0%		($116,166)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus or minus a specified spread (rates range from (0.775%) to 0.300%) as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	04/05/19 - 05/05/20

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 15.2%

Australia - 1.0%

BHP Group PLC	59,121	$1,426,409
Rio Tinto PLC	23,833	1,385,246

		2,811,655

Netherlands - 0.5%

Royal Dutch Shell PLC ‘A’	49,785	1,564,539

Russia - 1.0%

Evraz PLC	345,224	2,793,048

South Africa - 0.7%

Anglo American PLC	25,180	673,474
Investec PLC	204,889	1,180,686

		1,854,160

Switzerland - 0.3%

Coca-Cola HBC AG	12,311	419,795
IWG PLC	129,378	420,369

		840,164

United Kingdom - 11.6%

Aggreko PLC	36,634	375,993
Ashtead Group PLC	7,330	177,200
Associated British Foods PLC	2,075	65,981
BAE Systems PLC	65,706	413,012
Barclays PLC	197,067	396,946
Barratt Developments PLC	28,553	223,037
Bellway PLC	4,320	171,384
Berkeley Group Holdings PLC	11,661	560,601
BP PLC	152,935	1,110,533
Britvic PLC	5,340	66,247
BT Group PLC	311,956	906,331
Burberry Group PLC	179,409	4,572,538
Centrica PLC	2,415,708	3,598,432
Close Brothers Group PLC	39,519	749,305
Direct Line Insurance Group PLC	29,198	134,317
Dixons Carphone PLC	231,259	442,355
Drax Group PLC	229,776	1,132,981
Greene King PLC	5,286	45,811
Hays PLC	290,570	568,540

Referenced Entity	Shares	Value
Howden Joinery Group PLC	10,840	$68,578
Imperial Brands PLC	9,845	336,770
Inchcape PLC	163,728	1,218,257
Indivior PLC	598,202	748,848
International Consolidated Airlines Group SA	64,840	431,443
J Sainsbury PLC	302,078	926,974
Kingfisher PLC	30,687	94,108
Man Group PLC	754,498	1,336,548
Marks & Spencer Group PLC	103,054	374,011
Meggitt PLC	149,770	981,821
Mondi PLC	31,567	698,991
Moneysupermarket.com Group PLC	307,739	1,491,992
National Grid PLC	118,792	1,318,629
Next PLC	2,204	160,156
Pennon Group PLC	4,618	44,725
Persimmon PLC	19,233	544,017
Petrofac Ltd	13,222	84,286
Playtech PLC	11,410	64,661
Provident Financial PLC	10,326	68,934
Reckitt Benckiser Group PLC	659	54,844
Royal Mail PLC	229,689	713,711
Spectris PLC	5,429	177,659
Standard Life Aberdeen PLC	22,094	75,938
Tate & Lyle PLC	120,329	1,138,114
Taylor Wimpey PLC	73,544	168,210
Vodafone Group PLC	867,406	1,580,629
WH Smith PLC	20,776	574,767
William Hill PLC	520,805	1,089,754
Wm Morrison Supermarkets PLC	25,717	76,291
WPP PLC	9,507	100,432

		32,455,642

United States - 0.1%

Ferguson PLC	2,986	190,181

Total Long Positions - 15.2%		42,509,389

Short Positions: (15.0%)

Germany - (0.2%)

TUI AG	44,934	(430,976)

South Africa - 0.0%

Old Mutual Ltd	84,201	(123,865)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Referenced Entity	Shares	Value
Switzerland - (0.3%)

Mediclinic International PLC	215,719	($857,229)

United Arab Emirates - (0.7%)

NMC Health PLC	67,143	(2,001,313)

United Kingdom - (13.8%)

Admiral Group PLC	53,404	(1,510,588)
Ashmore Group PLC	69,880	(389,015)
ASOS PLC	62,998	(2,630,741)
Beazley PLC	79,303	(532,167)
Bunzl PLC	33,760	(1,114,285)
Compass Group PLC	8,006	(188,368)
CYBG PLC	85,986	(222,305)
G4S PLC	38,332	(91,727)
GVC Holdings PLC	173,730	(1,266,596)
Halma PLC	30,535	(665,722)
Hargreaves Lansdown PLC	134,108	(3,257,989)
HSBC Holdings PLC	90,754	(737,453)
Informa PLC	82,807	(802,982)
Inmarsat PLC	107,052	(774,613)
Intertek Group PLC	3,937	(249,406)
ITV PLC	97,367	(161,332)
JD Sports Fashion PLC	9,228	(60,462)
John Wood Group PLC	249,287	(1,647,794)

Referenced Entity	Shares	Value
Johnson Matthey PLC	1,790	($73,406)
Jupiter Fund Management PLC	65,276	(307,686)
Just Eat PLC	81,031	(792,921)
Lloyds Banking Group PLC	255,891	(207,317)
Melrose Industries PLC	1,315,304	(3,141,658)
Merlin Entertainments PLC	282,445	(1,264,358)
Micro Focus International PLC	255,852	(6,651,999)
Ocado Group PLC	86,065	(1,536,643)
Pearson PLC	15,040	(164,082)
Prudential PLC	10,123	(202,920)
Quilter PLC	99,307	(189,822)
Rentokil Initial PLC	56,944	(262,300)
Rotork PLC	64,616	(238,260)
Royal Bank of Scotland Group PLC	114,381	(368,315)
Schroders PLC	7,617	(268,215)
Severn Trent PLC	2,716	(69,948)
Spirax-Sarco Engineering PLC	5,884	(551,438)
SSE PLC	28,495	(440,869)
St James’s Place PLC	102,803	(1,377,679)
The Sage Group PLC	5,011	(45,800)
The Weir Group PLC	79,490	(1,615,634)
Thomas Cook Group PLC	1,008,000	(327,797)
Whitbread PLC	30,774	(2,036,505)

		(38,439,117)

Total Short Positions - (15.0%)		(41,852,500)

Total Long and Short Positions - 0.2%		$656,889

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus or minus a specified spread (rates range from (1.250%) to 0.402%) as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	04/29/19- 05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 2.0%

Hong Kong - 1.9%

CK Asset Holdings Ltd	46,500	$414,119
CK Hutchison Holdings Ltd	8,000	84,123
Henderson Land Development Co Ltd	25,200	160,382
Hysan Development Co Ltd	42,000	225,128
Kerry Properties Ltd	212,000	947,814
Li & Fung Ltd	3,712,000	668,702
Melco International Development Ltd	332,000	778,866
New World Development Co Ltd	67,000	111,201
Sino Land Co Ltd	38,000	73,578
Sun Hung Kai Properties Ltd	3,000	51,572
Swire Properties Ltd	132,000	568,113
Wheelock & Co Ltd	100,000	733,908
Yue Yuen Industrial Holdings Ltd	194,000	667,895

		5,485,401

Macau - 0.1%

Wynn Macau Ltd	88,800	209,714

Total Long Positions - 2.0%		5,695,115

Short Positions: (2.0%)

China - (0.2%)

Minth Group Ltd	202,000	(636,936)

Referenced Entity	Shares	Value
Hong Kong - (1.6%)

AIA Group Ltd	57,200	($571,987)
ASM Pacific Technology Ltd	107,200	(1,197,847)
Hang Seng Bank Ltd	4,400	(108,649)
HK Electric Investments Ltd	220,000	(224,766)
Hong Kong & China Gas Co Ltd	174,313	(418,045)
MTR Corp Ltd	244,828	(1,516,923)
Techtronic Industries Co Ltd	7,000	(47,142)
Wharf Real Estate Investment Co Ltd	45,000	(335,372)

		(4,420,731)

Macau - (0.2%)

MGM China Holdings Ltd	236,400	(495,742)
Sands China Ltd	25,600	(128,843)

		(624,585)

United States - 0.0%

Samsonite International SA	24,000	(77,112)

Total Short Positions - (2.0%)		(5,759,364)

Total Long and Short Positions - 0.0%		($64,249)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus or minus a specified spread (rates range from (0.750%) to 0.400%) as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	10/29/19- 03/18/20

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 0.2%

China - 0.1%

Yangzijiang Shipbuilding Holdings Ltd	328,600	$364,897

Singapore - 0.1%

ComfortDelGro Corp Ltd	131,300	249,554

Total Long Positions - 0.2%		614,451

Referenced Entity	Shares	Value
Short Positions: (0.2%)

Singapore - (0.2%)

SATS Ltd	27,800	($105,055)
Singapore Telecommunications Ltd	122,300	(273,061)
Venture Corp Ltd	10,000	(132,862)
Wilmar International Ltd	42,600	(104,163)

		(615,141)

Total Short Positions - (0.2%)		(615,141)

Total Long and Short Positions - 0.0%		($690)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus or minus a specified spread (rates range from (0.660%) to 0.330%) as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 4.4%

Canada - 3.9%

Air Canada	136,187	$3,282,511
Bank of Montreal	1,359	101,685
Canadian Imperial Bank of Commerce	5,563	439,595
CI Financial Corp	7,853	107,187
Empire Co Ltd ‘A’	39,704	859,533
Finning International Inc	15,725	279,587
Gildan Activewear Inc	11,019	396,201
Husky Energy Inc	32,079	318,065
Linamar Corp	6,354	227,847
Magna International Inc	15,379	748,839
Methanex Corp	16,029	910,391
National Bank of Canada	1,930	87,102
Quebecor Inc ‘B’	2,563	62,831
Seven Generations Energy Ltd ‘A’	9,273	66,962
Teck Resources Ltd ‘B’	24,819	574,253
The Toronto-Dominion Bank	7,044	382,258
West Fraser Timber Co Ltd	43,433	2,112,579

		10,957,426

United States - 0.5%

Bausch Health Cos Inc	11,991	295,838
BRP Inc	35,173	975,953

		1,271,791

Total Long Positions - 4.4%		12,229,217

Short Positions: (4.4%)

Canada - (3.3%)

Agnico Eagle Mines Ltd	9,221	(400,898)
AltaGas Ltd	95,233	(1,253,525)

Referenced Entity	Shares	Value
Bombardier Inc ‘B’	66,238	($127,386)
CCL Industries Inc	1,175	(47,568)
Cenovus Energy Inc	65,033	(564,510)
Element Fleet Management Corp	80,689	(510,212)
Franco-Nevada Corp	679	(50,907)
Keyera Corp	38,603	(910,226)
Onex Corp	850	(47,946)
Pembina Pipeline Corp	5,468	(200,864)
PrairieSky Royalty Ltd	63,051	(849,267)
Restaurant Brands International Inc	5,430	(353,264)
Saputo Inc	6,506	(221,759)
Shopify Inc ‘A’	1,567	(323,473)
SNC-Lavalin Group Inc	7,929	(201,199)
The Stars Group Inc	17,193	(300,541)
TransCanada Corp	6,816	(306,130)
Vermilion Energy Inc	6,831	(168,634)
Wheaton Precious Metals Corp	92,995	(2,213,620)
Whitecap Resources Inc	88,580	(305,574)

		(9,357,503)

Chile - (0.1%)

Lundin Mining Corp	30,084	(139,575)

Zambia - (1.0%)

First Quantum Minerals Ltd	239,338	(2,713,339)

Total Short Positions - (4.4%)		(12,210,417)

Total Long and Short Positions - 0.0%		$18,800

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus or minus a specified spread (rates range from (2.750%) to 0.350%) as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/04/20

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 2.5%

Switzerland - 2.5%

Adecco Group AG	23,806	$1,271,349
Aryzta AG	47,686	65,377
GAM Holding AG	47,859	149,489
Roche Holding AG	7,365	2,029,461
Sonova Holding AG	5,481	1,086,168
Temenos AG	17,247	2,544,542

		7,146,386

Total Long Positions - 2.5%		7,146,386

Short Positions: (2.0%)

Austria - (0.1%)

ams AG	6,712	(181,442)

Referenced Entity	Shares	Value
Switzerland - (1.9%)

Bucher Industries AG	204	($68,282)
Cie Financiere Richemont SA ‘A’	12,662	(923,734)
dormakaba Holding AG	214	(153,341)
EMS-Chemie Holding AG	189	(102,597)
Givaudan SA	162	(414,644)
Idorsia Ltd	27,182	(479,153)
Julius Baer Group Ltd	14,886	(602,171)
Lonza Group AG	2,648	(822,089)
OC Oerlikon Corp AG	32,842	(420,651)
Sika AG	2,733	(382,216)
Straumann Holding AG	226	(184,755)
Sunrise Communications Group AG	2,431	(179,039)
Swisscom AG	993	(485,845)
The Swatch Group AG	166	(47,543)
Vifor Pharma AG	1,917	(259,429)

		(5,525,489)

Total Short Positions - (2.0%)		(5,706,931)

Total Long and Short Positions - 0.5%		$1,439,455

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/20

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 3.7%

Denmark - 3.7%

Carlsberg AS ‘B’	3,994	$499,442
GN Store Nord AS	21,708	1,008,173
H Lundbeck AS	55,860	2,422,371
Novo Nordisk AS ‘B’	29,479	1,540,730
Orsted AS	14,009	1,061,715
Pandora AS	55,216	2,585,165
Rockwool International AS ‘B’	5,853	1,372,603

		10,490,199

Total Long Positions - 3.7%		10,490,199

Referenced Entity	Shares	Value
Short Positions: (3.3%)

Denmark - (3.3%)

AP Moller - Maersk AS ‘B’	2,874	($3,643,794)
Chr Hansen Holding AS	8,549	(867,758)
Dfds AS	10,351	(428,529)
FLSmidth & Co AS	1,651	(71,393)
Genmab AS	21,324	(3,700,089)
ISS AS	7,322	(223,004)
Novozymes AS ‘B’	1,748	(80,392)
Tryg AS	11,170	(306,639)

		(9,321,598)

Total Short Positions - (3.3%)		(9,321,598)

Total Long and Short Positions - 0.4%		$1,168,601

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus or minus a specified spread (rates range from (5.000%) to 0.350%) as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 32.8%

Belgium - 0.7%
Ageas	23,462	$1,131,726
bpost SA	42,032	453,483
Solvay SA	1,819	196,935
UCB SA	546	46,903

		1,829,047

Finland - 2.4%

Kesko Oyj ‘B’	8,243	501,831
Neste Oyj	40,021	4,266,267

Referenced Entity	Shares	Value
Nokia Oyj	147,753	$841,693
Orion Oyj ‘B’	8,591	322,817
UPM-Kymmene Oyj	24,465	714,547

		6,647,155

France - 8.0%

Arkema SA	2,719	259,388
Atos SE	21,311	2,057,324
AXA SA	58,772	1,478,168
Bouygues SA	2,986	106,745
Bureau Veritas SA	8,373	196,437
Capgemini SE	9,861	1,196,552

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Referenced Entity	Shares	Value
Carrefour SA	18,603	$347,451
Cie de Saint-Gobain	16,841	610,637
CNP Assurances	14,055	309,463
Dassault Systemes SE	3,453	514,665
Electricite de France SA	142,110	1,945,396
Engie SA	276,787	4,127,681
Eutelsat Communications SA	58,960	1,032,506
Ipsen SA	509	69,800
Kering SA	938	538,039
Peugeot SA	94,811	2,313,543
Sanofi	10,773	952,593
Sartorius Stedim Biotech	490	62,088
Societe BIC SA	1,268	113,040
Sopra Steria Group	1,981	230,144
Suez	10,899	144,388
Teleperformance	7,825	1,406,675
TOTAL SA	42,119	2,343,892

		22,356,615

Germany - 7.9%

adidas AG	4,583	1,114,683
Allianz SE	11,653	2,596,842
Aurubis AG	8,420	451,671
Carl Zeiss Meditec AG	3,229	269,851
CECONOMY AG	105,074	558,688
Covestro AG	83,114	4,585,504
Deutsche Lufthansa AG	132,243	2,906,836
E.ON SE	229,323	2,551,961
Evonik Industries AG	13,043	355,932
HeidelbergCement AG	9,968	718,511
HOCHTIEF AG	2,871	415,985
Kion Group AG	915	47,880
METRO AG	2,863	47,550
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,128	741,318
ProSiebenSat.1 Media SE	29,160	415,148
Puma SE	452	262,135
Rheinmetall AG	1,263	131,851
Salzgitter AG	17,586	509,338
SAP SE	13,480	1,558,349
Software AG	27,649	935,883
Talanx AG	13,126	506,593
Wirecard AG	2,609	327,750

		22,010,259

Italy - 5.7%

A2A SPA	1,125,690	2,056,744
Autogrill SPA	11,555	111,260
Banca Generali SPA	1,884	46,875
BPER Banca	332,804	1,361,877
Enel SPA	422,768	2,709,015
Eni SPA	287,254	5,075,353
Hera SPA	204,824	741,253
Italgas SPA	93,275	576,354
Leonardo SPA	4,020	46,820
Saipem SPA	207,438	1,098,497
Snam SPA	98,155	504,922
Unipol Gruppo SPA	278,224	1,387,877
UnipolSai Assicurazioni SPA	92,400	249,528

		15,966,375

Luxembourg - 0.7%

APERAM SA	11,952	341,102
ArcelorMittal	8,439	171,264
SES SA	100,838	1,568,340

		2,080,706

Netherlands - 3.0%

ASR Nederland NV	56,344	2,347,648
Koninklijke Ahold Delhaize NV	136,724	3,640,108

Referenced Entity	Shares	Value
NN Group NV	1,650	$68,651
Signify NV	78,821	2,108,757
Wolters Kluwer NV	4,422	301,267

		8,466,431

Spain - 3.5%

ACS Actividades de Construccion y Servicios SA	10,217	449,158
Amadeus IT Group SA	921	73,817
Banco Bilbao Vizcaya Argentaria SA	13,750	78,565
Endesa SA	200,533	5,117,685
Iberdrola SA	87,136	765,034
Mediaset Espana Comunicacion SA	19,973	149,252
Red Electrica Corp SA	59,703	1,272,669
Repsol SA	107,749	1,843,399

		9,749,579

Switzerland - 0.1%

STMicroelectronics NV	28,288	419,614

United Kingdom - 0.8%

CNH Industrial NV	13,141	133,889
Dialog Semiconductor PLC	18,958	578,170
Fiat Chrysler Automobiles NV	104,034	1,553,819

		2,265,878

Total Long Positions - 32.8%		91,791,659

Short Positions: (26.8%)

Belgium - (0.6%)

Anheuser-Busch InBev SA/NV	776	(65,140)
Telenet Group Holding NV	4,503	(216,549)
Umicore SA	34,312	(1,527,141)

		(1,808,830)

Finland - (0.9%)

Cargotec Oyj	3,612	(133,262)
Elisa Oyj	11,271	(508,511)
Huhtamaki Oyj	30,240	(1,126,831)
Kone Oyj ‘B’	1,409	(71,166)
Outokumpu Oyj	163,209	(594,102)
Wartsila Oyj Abp	2,945	(47,629)

		(2,481,501)

France - (7.4%)

Air France-KLM	4,074	(45,819)
Altran Technologies SA	146,658	(1,610,725)
BioMerieux	3,553	(293,866)
Bollore SA	192,228	(869,229)
Cie Plastic Omnium SA	23,121	(615,966)
Elior Group SA	30,704	(411,131)
EssilorLuxottica SA	5,221	(570,341)
Getlink	96,592	(1,464,745)
Iliad SA	29,035	(2,917,439)
Ingenico Group SA	36,075	(2,576,901)
JCDecaux SA	19,770	(601,440)
Orpea	15,857	(1,903,986)
Remy Cointreau SA	7,399	(986,850)
SEB SA	5,559	(935,929)
SPIE SA	6,517	(115,297)
Ubisoft Entertainment SA	3,808	(339,570)
Valeo SA	120,572	(3,500,532)
Vivendi SA	19,410	(562,503)
Worldline SA	4,350	(257,771)

		(20,580,040)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Referenced Entity	Shares	Value
Germany - (7.5%)

1&1 Drillisch AG	9,838	($350,594)
Axel Springer SE	2,534	(130,991)
Bayerische Motoren Werke AG	2,766	(213,574)
Continental AG	1,940	(292,666)
Daimler AG	28,370	(1,664,844)
Delivery Hero SE	30,159	(1,089,354)
Deutsche Bank AG	244,723	(1,994,984)
Fielmann AG	6,533	(451,027)
Fraport AG Frankfurt Airport Services Worldwide	13,174	(1,010,641)
GEA Group AG	79,950	(2,095,393)
Infineon Technologies AG	10,789	(214,188)
OSRAM Licht AG	49,849	(1,717,258)
RWE AG	37,036	(994,499)
Sartorius AG (Preferred)	7,574	(1,301,648)
Telefonica Deutschland Holding AG	58,209	(182,763)
thyssenkrupp AG	140,253	(1,929,304)
United Internet AG	59,357	(2,170,446)
Volkswagen AG (Preferred)	2,170	(342,111)
Zalando SE	70,670	(2,754,775)

		(20,901,060)

Italy - (5.4%)

Banco BPM SPA	383,338	(794,319)
Brembo SPA	84,467	(958,678)
Buzzi Unicem SPA	66,422	(1,360,844)
Davide Campari-Milano SPA	172,570	(1,695,436)
Ferrari NV	40,799	(5,481,273)
Intesa Sanpaolo SPA	194,878	(475,603)
Pirelli & C SPA	209,922	(1,353,495)
Prysmian SPA	59,919	(1,135,617)
Telecom Italia SPA	654,718	(407,788)
Unione di Banche Italiane SPA	569,806	(1,509,970)

		(15,173,023)

Referenced Entity	Shares	Value
Luxembourg - (0.8%)

Eurofins Scientific SE	4,699	($1,946,615)
Tenaris SA	26,160	(368,517)

		(2,315,132)

Netherlands - (1.1%)

ASML Holding NV	2,573	(483,594)
Boskalis Westminster	33,462	(866,245)
OCI NV	12,079	(332,751)
SBM Offshore NV	75,316	(1,434,715)

		(3,117,305)

Spain - (2.4%)

Almirall SA	5,461	(93,249)
Banco de Sabadell SA	100,452	(100,122)
Banco Santander SA	65,524	(304,263)
Bankia SA	497,627	(1,290,256)
Bankinter SA	29,626	(225,801)
Cellnex Telecom SA	57,595	(1,690,865)
Ferrovial SA	47,239	(1,106,973)
Grifols SA	72,941	(2,045,269)

		(6,856,798)

United States - (0.7%)

QIAGEN NV	46,417	(1,884,166)

Total Short Positions - (26.8%)		(75,117,855)

Total Long and Short Positions - 6.0%		$16,673,804

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus or minus a specified spread (rates range from (1.630%) to 0.450%) as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/01/20

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 22.8%

Japan - 22.8%

Aisin Seiki Co Ltd	6,500	$232,694
Alfresa Holdings Corp	60,300	1,718,354
Alps Alpine Co Ltd	21,900	457,885
Astellas Pharma Inc	106,500	1,600,245
Bandai Namco Holdings Inc	11,500	539,936
Brother Industries Ltd	7,800	144,866
Chubu Electric Power Co Inc	32,500	508,077
Citizen Watch Co Ltd	32,700	182,726
Concordia Financial Group Ltd	12,000	46,396
Credit Saison Co Ltd	6,400	84,678
Dai-ichi Life Holdings Inc	4,600	64,038
Daicel Corp	23,900	260,293
DeNA Co Ltd	5,700	85,923
East Japan Railway Co	2,400	231,758
Eisai Co Ltd	2,000	112,534
Fuji Electric Co Ltd	16,500	469,770
Fujitsu Ltd	13,100	947,387
GungHo Online Entertainment Inc	110,800	404,455
Hakuhodo DY Holdings Inc	70,200	1,130,375
Haseko Corp	151,800	1,913,257
Hitachi Capital Corp	5,000	116,119
Hitachi High-Technologies Corp	33,100	1,360,058

Referenced Entity	Shares	Value
Hitachi Ltd	27,800	$903,239
Hoshizaki Corp	7,000	434,535
IHI Corp	3,700	89,135
Itochu Techno-Solutions Corp	56,600	1,324,238
Japan Airlines Co Ltd	86,900	3,062,315
JFE Holdings Inc	74,100	1,261,242
JTEKT Corp	5,900	72,854
JXTG Holdings Inc	36,000	164,338
Kajima Corp	55,400	819,517
Kakaku.com Inc	2,500	48,163
Kamigumi Co Ltd	40,900	948,608
Kaneka Corp	7,200	270,308
Kose Corp	9,100	1,677,231
Mabuchi Motor Co Ltd	6,100	212,747
Marubeni Corp	39,800	275,949
Matsumotokiyoshi Holdings Co Ltd	33,400	1,115,990
Mazda Motor Corp	38,100	427,174
Mebuki Financial Group Inc	164,300	420,541
Medipal Holdings Corp	50,500	1,201,588
Mitsubishi Gas Chemical Co Inc	93,100	1,333,524
Mitsubishi UFJ Lease & Finance Co Ltd	9,600	49,005
Mixi Inc	48,500	1,122,200
NHK Spring Co Ltd	71,100	639,827
Nikon Corp	77,600	1,097,158
Nippon Express Co Ltd	31,700	1,767,470
Nippon Shokubai Co Ltd	1,100	71,955

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Referenced Entity	Shares	Value
Nippon Telegraph & Telephone Corp	38,200	$1,628,507
Nitto Denko Corp	4,500	237,191
Nomura Research Institute Ltd	8,500	387,171
NTT Data Corp	13,000	143,724
Obayashi Corp	58,100	585,571
Oji Holdings Corp	35,900	223,400
Olympus Corp	91,300	993,273
Oracle Corp Japan	4,400	295,894
Otsuka Corp	10,600	396,571
Persol Holdings Co Ltd	20,300	329,640
Pola Orbis Holdings Inc	37,600	1,202,684
Renesas Electronics Corp	125,600	583,680
Rinnai Corp	800	56,644
Santen Pharmaceutical Co Ltd	13,300	198,786
Sawai Pharmaceutical Co Ltd	2,000	116,001
SCSK Corp	22,500	1,004,646
SG Holdings Co Ltd	27,000	787,661
Shimadzu Corp	1,800	52,245
Shinsei Bank Ltd	55,900	795,436
Shionogi & Co Ltd	16,000	993,305
Showa Denko KK	7,400	261,575
SoftBank Group Corp	4,400	428,897
Sojitz Corp	305,500	1,079,441
Sony Corp	26,900	1,135,750
Square Enix Holdings Co Ltd	29,000	1,019,250
Sumitomo Corp	18,500	256,489
Sumitomo Dainippon Pharma Co Ltd	78,700	1,953,262
Sumitomo Heavy Industries Ltd	18,600	604,495
Sundrug Co Ltd	17,500	482,972
Suzuken Co Ltd	23,500	1,363,111
Sysmex Corp	1,300	78,749
Taiheiyo Cement Corp	57,400	1,917,097
Taisei Corp	15,225	708,309
Taisho Pharmaceutical Holdings Co Ltd	4,000	382,131
Teijin Ltd	33,900	560,571
The Chugoku Bank Ltd	37,700	353,581
The Gunma Bank Ltd	185,400	702,588
The Hachijuni Bank Ltd	161,000	668,314
The Hiroshima Bank Ltd	74,600	380,250
The Iyo Bank Ltd	101,500	537,314
THK Co Ltd	8,100	201,174
Tohoku Electric Power Co Inc	45,600	582,244
Tokyo Broadcasting System Holdings Inc	37,700	690,976
Tokyo Electric Power Co Holdings Inc	13,300	84,137
Tokyo Gas Co Ltd	2,900	78,502
Tosoh Corp	73,200	1,142,155
Toyo Seikan Group Holdings Ltd	32,400	664,637
Toyo Suisan Kaisha Ltd	1,200	45,744
Toyota Boshoku Corp	46,300	701,907
Toyota Tsusho Corp	10,200	333,274

		63,833,601

Total Long Positions - 22.8%		63,833,601

Short Positions: (22.8%)

Japan - (22.8%)

Aeon Co Ltd	25,200	(527,822)
AEON Financial Service Co Ltd	18,700	(381,351)
Asahi Intecc Co Ltd	34,800	(1,638,894)
Asics Corp	83,300	(1,120,927)
Bridgestone Corp	10,900	(420,015)
Calbee Inc	26,300	(710,312)
Canon Inc	20,200	(586,508)
Chugai Pharmaceutical Co Ltd	3,500	(241,076)
CyberAgent Inc	13,800	(564,702)
Daifuku Co Ltd	48,000	(2,510,844)
Daiichi Sankyo Co Ltd	11,800	(544,896)
Daiwa Securities Group Inc	72,200	(351,926)

Referenced Entity	Shares	Value
Denso Corp	11,200	($437,575)
Disco Corp	5,700	(816,305)
FamilyMart UNY Holdings Co Ltd	75,424	(1,922,623)
FANUC Corp	5,900	(1,008,981)
Fast Retailing Co Ltd	4,000	(1,883,844)
Fukuoka Financial Group Inc	13,700	(304,217)
Hamamatsu Photonics KK	10,996	(426,569)
Hirose Electric Co Ltd	8,500	(895,032)
Hitachi Chemical Co Ltd	23,300	(518,519)
Hitachi Construction Machinery Co Ltd	1,900	(50,652)
Hitachi Metals Ltd	47,100	(548,727)
Hokuriku Electric Power Co	67,200	(527,655)
J Front Retailing Co Ltd	32,300	(384,876)
Japan Airport Terminal Co Ltd	22,800	(966,035)
Japan Post Bank Co Ltd	17,900	(195,579)
JGC Corp	57,200	(762,682)
Kansai Paint Co Ltd	56,700	(1,083,817)
Kawasaki Heavy Industries Ltd	9,400	(232,491)
Keikyu Corp	35,400	(601,443)
Keio Corp	27,600	(1,785,356)
Keisei Electric Railway Co Ltd	4,800	(174,559)
Keyence Corp	200	(125,039)
Kikkoman Corp	13,800	(678,561)
Kintetsu Group Holdings Co Ltd	8,600	(401,155)
Koito Manufacturing Co Ltd	14,800	(841,425)
Komatsu Ltd	16,700	(389,503)
Kuraray Co Ltd	16,000	(204,101)
Kyowa Hakko Kirin Co Ltd	6,000	(130,941)
Kyushu Electric Power Co Inc	15,300	(180,720)
Lawson Inc	2,400	(133,140)
M3 Inc	73,700	(1,240,347)
Makita Corp	8,400	(293,579)
Marui Group Co Ltd	67,747	(1,369,787)
MISUMI Group Inc	82,700	(2,064,785)
Mitsubishi Logistics Corp	13,600	(380,317)
Mitsubishi Materials Corp	10,300	(272,361)
Murata Manufacturing Co Ltd	20,700	(1,035,931)
Nabtesco Corp	24,700	(723,806)
Nagoya Railroad Co Ltd	8,900	(246,639)
Nidec Corp	8,300	(1,056,879)
Nifco Inc	15,300	(390,617)
Nintendo Co Ltd	1,200	(344,029)
Nippon Paint Holdings Co Ltd	51,900	(2,048,703)
Nippon Shinyaku Co Ltd	7,800	(569,513)
Nippon Yusen KK	18,300	(268,739)
Nissan Chemical Corp	3,100	(142,407)
Nissan Motor Co Ltd	69,000	(566,638)
Nitori Holdings Co Ltd	10,000	(1,292,953)
NOK Corp	10,700	(167,025)
Nomura Holdings Inc	269,500	(973,879)
Odakyu Electric Railway Co Ltd	59,100	(1,434,153)
Omron Corp	2,800	(131,547)
Pan Pacific International Holdings Corp	23,400	(1,550,348)
PeptiDream Inc	13,900	(684,577)
Pigeon Corp	3,900	(160,012)
Ricoh Co Ltd	139,400	(1,459,834)
Seven Bank Ltd	93,700	(276,997)
Shimano Inc	9,400	(1,530,479)
SMC Corp	400	(150,782)
Sumitomo Electric Industries Ltd	9,000	(119,728)
Sumitomo Metal Mining Co Ltd	32,800	(971,923)
Takeda Pharmaceutical Co Ltd	7,600	(311,237)
TDK Corp	8,400	(661,115)
Terumo Corp	74,200	(2,270,940)
The Bank of Kyoto Ltd	3,900	(163,295)
The Chiba Bank Ltd	75,700	(411,647)
The Chugoku Electric Power Co Inc	86,500	(1,079,744)
The Yokohama Rubber Co Ltd	34,500	(642,225)
Toho Co Ltd	1,400	(56,317)
Tokyo Electron Ltd	300	(43,518)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Referenced Entity	Shares	Value
Toray Industries Inc	85,600	($546,246)
TOTO Ltd	17,600	(748,352)
Toyota Industries Corp	15,200	(763,783)
Toyota Motor Corp	8,100	(477,177)
Tsuruha Holdings Inc	1,700	(138,455)
Welcia Holdings Co Ltd	10,400	(353,332)
Yamaha Corp	5,000	(250,367)

Referenced Entity	Shares	Value
Yamaha Motor Co Ltd	45,900	($902,870)
Yaskawa Electric Corp	59,700	(1,884,941)

		(63,836,270)

Total Short Positions - (22.8%)		(63,836,270)

Total Long and Short Positions - 0.0%		($2,669)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus or minus a specified spread (rates range from (0.350%) to 0.350%) as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 2.0%

Norway - 2.0%

Equinor ASA	135,742	$2,975,473
Leroy Seafood Group ASA	102,781	746,710
Norsk Hydro ASA	13,291	54,052
Salmar ASA	35,782	1,718,689

		5,494,924

Total Long Positions - 2.0%		5,494,924

Referenced Entity	Shares	Value
Short Positions: (1.7%)

Norway - (1.0%)

Gjensidige Forsikring ASA	46,464	($803,150)
Schibsted ASA ‘A’	21,087	(828,858)
Yara International ASA	29,225	(1,197,493)

		(2,829,501)

United Kingdom - (0.7%)

Subsea 7 SA	148,012	(1,833,345)

Total Short Positions - (1.7%)		(4,662,846)

Total Long and Short Positions - 0.3%		$832,078

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current
1-Week SEK-STIBOR, plus or minus a specified spread (rates range from (2.350%) to 0.350%) as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/04/20

The following table represents the individual long and short positions and related values within the total return basket swap as of March 31, 2019:

Referenced Entity	Shares	Value
Long Positions: - 2.8%

Malta - 0.4%

Kindred Group PLC SDR	122,677	$1,230,652

Sweden - 2.4%

Axfood AB	21,150	393,700
Boliden AB	13,364	380,861
Essity AB ‘B’	2,089	60,285
Fingerprint Cards AB	192,332	274,396
Skanska AB ‘B’	6,065	110,302
Swedish Match AB	27,610	1,408,740
Swedish Orphan Biovitrum AB	113,037	2,651,670
Telefonaktiebolaget LM Ericsson ‘B’	140,890	1,297,863

		6,577,817

Total Long Positions - 2.8%		7,808,469

Short Positions: (2.3%)

Colombia - (0.2%)

Millicom International Cellular SA SDR	8,031	(487,735)

Referenced Entity	Shares	Value
Finland - (0.1%)

Nordic Entertainment Group AB	6,155	($144,321)

Sweden - (2.0%)

Assa Abloy AB ‘B’	20,221	(436,416)
BillerudKorsnas AB	23,243	(308,671)
Epiroc AB	13,424	(135,578)
Getinge AB ‘B’	24,586	(286,710)
Husqvarna AB ‘B’	114,901	(939,709)
Modern Times Group MTG AB ‘B’	3,602	(46,177)
Nibe Industrier AB	8,789	(112,660)
Nordea Bank Abp	58,182	(443,048)
Saab AB	8,536	(273,818)
Svenska Cellulosa AB SCA ‘B’	34,530	(299,818)
Svenska Handelsbanken AB ‘A’	86,693	(915,304)
Tele2 AB ‘B’	116,304	(1,551,875)

		(5,749,784)

Total Short Positions - (2.3%)		(6,381,840)

Total Long and Short Positions - 0.5%		$1,426,629

Total Basket Swaps - 16.6%		$46,444,088

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Total Return Swaps – Long

Receive	Pay	Payment Frequency Pay Rate/ Receive Rate	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Australia Index - Appreciation	MSCI Australia Index - Depreciation	M	JPM	06/19/19	56	$239,650	$436	$-	$436
MSCI Canada Index - Appreciation	MSCI Canada Index - Depreciation	M	JPM	06/19/19	477	2,333,116	5,057	-	5,057
MSCI Hong Kong Index - Appreciation	MSCI Hong Kong Index - Depreciation	M	JPM	06/19/19	166	1,930,418	33,758	-	33,758
MSCI Italy Index - Appreciation	MSCI Italy Index - Depreciation	M	JPM	06/19/19	11,672	1,303,765	42,422	-	42,422
MSCI Japan Index - Appreciation	MSCI Japan Index - Depreciation	M	JPM	06/19/19	58,960	1,002,668	(7,645)	-	(7,645)
MSCI Netherlands Index - Appreciation	MSCI Netherland Index - Depreciation	M	JPM	06/19/19	590	155,175	3,217	-	3,217
MSCI Singapore Index - Appreciation	MSCI Singapore Index - Depreciation	M	JPM	06/19/19	98	410,610	1,068	-	1,068
MSCI Spain Index - Appreciation	MSCI Spain Index - Depreciation	M	JPM	06/19/19	47	10,290	39	-	39
MSCI Sweden Index - Appreciation	MSCI Sweden Index - Depreciation	M	JPM	06/19/19	1	4,147	(31)	-	(31)
Swiss Market Index - Appreciation	Swiss Market Index - Depreciation	M	MSC	06/21/19	48	4,410,411	71,977	-	71,977

							$150,298	$	$150,298

Total Swap Agreements									($15,985,224)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$240,468,787	$64,818,780	$175,650,007	$-
	Derivatives:
	Equity Contracts
	Futures	2,262,002	2,262,002	-	-
	Swaps	1,034,301	-	1,034,301

	Total Equity Contracts	3,296,303	2,262,002	1,034,301	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	527,844	-	527,844	-

	Total Asset - Derivatives	3,824,147	2,262,002	1,562,145

	Total Assets	244,292,934	67,080,782	177,212,152	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(132,800)	(132,800)	-	-
	Swaps	(17,019,525)	-	(17,019,525)	-

	Total Equity Contracts	(17,152,325)	(132,800)	(17,019,525)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(951,869)	-	(951,869)	-

	Total Liabilities - Derivatives	(18,104,194)	(132,800)	(17,971,394)

	Total Liabilities	(18,104,194)	(132,800)	(17,971,394)	-

	Total	$226,188,740	$66,947,982	$159,240,758	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.8%

Iceland - 1.7%

Eik fasteignafelag HF *	6,674,060	$442,871
Eimskipafelag Islands HF	906,100	1,266,008
Siminn HF	55,158,800	1,739,090

		3,447,969

Vietnam - 0.1%

Domesco Medical Import Export JSC	81,070	255,047

Total Common Stocks (Cost $4,928,738)		3,703,016

	Principal Amount

SENIOR LOAN NOTES - 1.8%

United States - 1.8%

Ethiopian Railways Corp 6.562% (USD LIBOR + 3.750%) due 08/02/21 § Ω ±	$3,722,222	3,574,033

Total Senior Loan Notes (Cost $3,619,996)		3,574,033

MORTGAGE-BACKED SECURITIES - 1.6%

United States - 1.6%

Fannie Mae (IO) 4.000% due 06/25/48	16,658,385	3,012,154
Freddie Mac (IO) 4.000% due 12/15/47	1,057,322	212,609

		3,224,763

Total Mortgage-Backed Securities (Cost $4,258,200)		3,224,763

FOREIGN GOVERNMENT BONDS & NOTES - 47.0%

Argentina - 4.5%

Argentine Republic Government
6.875% due 01/11/48	6,937,000	5,124,709
7.625% due 04/22/46	5,129,000	4,058,321

		9,183,030

Bahrain - 6.4%

Bahrain Government
6.750% due 09/20/29 ~	6,258,000	6,603,592
7.500% due 09/20/47 ~	5,985,000	6,393,356

		12,996,948

El Salvador - 4.0%

El Salvador Government 8.625% due 02/28/29 ~	7,398,000	8,202,533

Iceland - 4.0%

Iceland Rikisbref 5.000% due 11/15/28	ISK 956,800,836	8,067,855

Lebanon - 0.3%

Lebanon Government 6.600% due 11/27/26 ~	$670,000	539,137

	Principal Amount	Value
New Zealand - 6.2%

New Zealand Government Inflation Linked
2.500% due 09/20/35 ^ ~	NZD 9,211,714	$7,681,943
3.000% due 09/20/30 ^ ~	5,791,901	4,867,601

		12,549,544

Serbia - 18.5%

Serbia Treasury
5.750% due 07/21/23	RSD 2,388,210,000	24,470,105
5.875% due 02/08/28	1,279,040,000	13,105,680

		37,575,785

Ukraine - 3.1%

Ukraine Government 9.750% due 11/01/28 ~	$6,085,000	6,287,326

Total Foreign Government Bonds & Notes (Cost $93,608,179)		95,402,158

SHORT-TERM INVESTMENTS - 30.2%

Certificates of Deposit - 2.2%

Bank of Georgia (Georgia)
7.400% due 05/17/19 Ω	GEL 1,215,000	451,922
7.400% due 05/21/19 Ω	710,000	264,094
7.400% due 05/23/19 Ω	720,000	267,818
7.400% due 05/27/19 Ω	1,190,000	442,657
7.400% due 05/28/19 Ω	486,700	181,043
7.400% due 05/30/19 Ω	980,000	364,548
7.400% due 06/03/19 Ω	945,000	351,538
7.400% due 06/18/19 Ω	490,000	182,294
7.590% due 06/19/19 Ω	4,089,000	1,521,836
7.590% due 06/21/19 Ω	720,000	267,973
7.590% due 06/25/19 Ω	720,000	267,982

		4,563,705

Repurchase Agreement - 21.7%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $44,017,602; collateralized by U.S. Treasury Notes: 2.500% due 02/15/22 and value $44,896,892)	$44,015,768	44,015,768

U.S. Treasury Bills - 6.3%

2.221% due 04/11/19 ‡	12,750,000	12,741,560

Total Short-Term Investments (Cost $61,325,634)		61,321,033

TOTAL INVESTMENTS - 82.4% (Cost $167,740,747)		167,225,003

DERIVATIVES - (3.8%)
(See Notes (b) through (d) in Notes to Schedule of Investments)		(7,788,923)

OTHER ASSETS & LIABILITIES, NET - 21.4%		43,504,335

NET ASSETS - 100.0%		$202,940,415

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $8,137,738 or 4.0% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Forward foreign currency contracts outstanding as of March 31, 2019 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AED	14,000,000	USD	3,810,353	05/19	SCB	$712	$-
AED	10,092,000	USD	2,746,272	07/19	BNP	830	-
AED	4,776,000	USD	1,300,105	07/19	SCB	-	(49)
AED	6,000,000	USD	1,632,742	07/19	SCB	493	-
AED	159,527,000	USD	43,398,878	02/20	BNP	7,384	-
AUD	19,178,417	USD	13,760,610	04/19	CIT	-	(135,442)
AUD	17,227,084	USD	12,386,877	04/19	JPM	-	(150,805)
BHD	2,997,400	USD	7,946,693	06/19	SCB	-	(2,257)
BHD	1,604,000	USD	4,249,457	09/19	SCB	-	(1,856)
BHD	5,862,000	USD	15,478,588	10/19	SCB	43,042	-
BRL	14,914,800	USD	3,827,546	04/19	SCB	-	(18,232)
BRL	32,431,496	USD	8,623,299	04/19	SGN	-	(340,132)
BRL	17,516,696	USD	4,418,053	05/19	SGN	46,893	-
CNH	35,170,000	USD	5,128,392	04/19	GSC	102,776	-
CNH	7,678,000	USD	1,120,729	04/19	SCB	21,293	-
CNH	38,530,000	USD	5,598,256	05/19	SCB	132,496	-
CNH	17,635,000	USD	2,572,650	06/19	CIT	49,781	-
CNH	66,840,000	USD	9,731,335	06/19	DUB	208,178	-
CNH	205,413,000	USD	29,968,634	06/19	SCB	577,522	-
CNH	58,000,000	USD	8,450,253	07/19	DUB	173,555	-
CNH	80,300,000	USD	11,694,799	07/19	GSC	244,715	-
CNH	59,000,000	USD	8,594,945	07/19	JPM	177,550	-
CNH	58,000,000	USD	8,447,712	07/19	SCB	176,096	-
CNH	67,589,000	USD	9,685,319	08/19	CIT	361,378	-
CNH	69,700,000	USD	9,984,100	08/19	SCB	376,385	-
CNY	26,592,000	USD	3,831,479	06/19	SCB	121,526	-
COP	2,745,406,000	USD	882,798	04/19	SCB	-	(21,945)
COP	6,597,243,000	USD	2,121,164	04/19	SGN	-	(52,524)
COP	9,526,381,433	USD	3,016,635	06/19	CIT	-	(40,724)
CZK	16,366,000	USD	717,807	05/19	CIT	-	(5,782)
EGP	68,332,000	USD	3,609,555	04/19	CIT	311,304	-
EGP	68,698,000	USD	3,947,616	04/19	DUB	-	(12,185)
EGP	114,266,000	USD	6,236,483	04/19	DUB	303,560	-
EGP	27,047,000	USD	1,435,616	04/19	SCB	114,308	-
EGP	171,623,000	USD	9,035,371	05/19	CIT	732,058	-
EGP	62,882,000	USD	3,241,340	05/19	DUB	315,897	-
EGP	368,090,000	USD	18,945,164	06/19	DUB	1,760,244	-
EGP	95,087,000	USD	4,808,329	07/19	DUB	481,135	-
EGP	124,553,000	USD	6,283,377	08/19	DUB	585,311	-
EGP	13,502,000	USD	683,646	08/19	JPM	65,036	-
EGP	275,192,000	USD	13,722,779	09/19	DUB	1,375,424	-
EUR	10,540,010	NOK	104,192,000	04/19	GSC	-	(246,025)
EUR	706,773	PLN	3,066,000	04/19	SCB	-	(5,494)
EUR	7,056,006	RON	33,739,000	04/19	BNP	7,692	-
EUR	3,613,152	RON	17,447,189	04/19	CIT	-	(32,651)
EUR	699,021	RON	3,343,000	04/19	GSC	821	-
EUR	1,241,020	RON	5,947,000	05/19	CIT	1,811	-
EUR	3,207,268	RON	15,380,000	05/19	GSC	4,729	-
EUR	3,164,436	RON	15,251,000	05/19	SCB	-	(12,411)
EUR	4,140,351	RON	19,942,000	06/19	GSC	5,185	-
EUR	11,221,987	RSD	1,327,000,000	04/19	CIT	-	(22,175)
EUR	1,899,494	RSD	225,742,068	05/19	CIT	-	(10,702)
EUR	244,393	USD	275,289	04/19	BOA	-	(839)
EUR	16,044,355	USD	18,138,529	04/19	CIT	-	(105,988)
EUR	46,795,682	USD	53,629,806	04/19	GSC	-	(1,116,640)
EUR	3,794,363	USD	4,302,591	04/19	JPM	-	(38,403)
EUR	12,168,914	USD	13,793,064	04/19	SCB	-	(121,546)
EUR	7,530,000	USD	8,482,989	04/19	UBS	-	(26,175)
EUR	10,320,354	USD	11,685,971	05/19	CIT	-	(71,194)
EUR	8,587,726	USD	9,811,057	05/19	JPM	-	(142,043)
EUR	4,988,377	USD	5,668,941	05/19	SCB	-	(55,745)
EUR	3,980,205	USD	4,607,844	08/19	SCB	-	(97,604)
GBP	13,555,000	USD	18,103,070	06/19	CIT	-	(383,667)
GHS	2,690,000	USD	514,586	05/19	JPM	-	(10,929)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
GHS	5,281,000	USD	1,002,525	06/19	JPM	$-	($19,991)
GHS	3,893,000	USD	680,463	06/19	JPM	39,893	-
GHS	1,187,000	USD	225,024	06/19	SCB	-	(4,056)
GHS	6,302,000	USD	1,094,114	07/19	JPM	61,167	-
HUF	70,340,000	EUR	221,768	04/19	BOA	-	(3,154)
JPY	775,037,000	USD	6,972,265	04/19	UBS	34,446	-
JPY	734,353,000	USD	6,671,660	05/19	GSC	-	(16,697)
JPY	445,057,363	USD	4,152,526	07/19	SCB	-	(101,920)
JPY	956,071,637	USD	8,873,631	08/19	SCB	-	(165,418)
KRW	2,754,075,000	USD	2,422,656	04/19	GSC	529	-
KRW	4,665,585,000	USD	4,104,139	04/19	JPM	896	-
KRW	3,794,660,000	USD	3,342,135	05/19	CIT	-	(1,569)
KRW	1,541,758,000	USD	1,357,899	05/19	SGN	-	(637)
KRW	4,133,322,000	USD	3,643,941	06/19	CIT	-	(2,142)
KRW	3,456,000,000	USD	3,047,350	06/19	SGN	-	(2,329)
MAD	30,301,000	USD	3,161,558	06/19	SCB	-	(59,977)
MAD	19,779,000	USD	2,059,026	07/19	BNP	-	(43,020)
MAD	44,077,000	USD	4,569,074	09/19	BNP	-	(90,361)
MYR	1,680,000	USD	412,219	04/19	UBS	-	(520)
MYR	6,605,000	USD	1,615,705	04/19	UBS	2,909	-
MYR	4,895,000	USD	1,197,407	05/19	GSC	2,173	-
NOK	157,926,000	EUR	16,128,744	04/19	GSC	200,940	-
NZD	32,250,379	USD	21,891,322	04/19	JPM	77,814	-
NZD	11,265,037	USD	7,642,094	04/19	UBS	31,712	-
NZD	6,745,000	USD	4,589,568	05/19	CIT	8,070	-
OMR	4,315,000	USD	11,177,278	04/19	BNP	30,307	-
OMR	3,102,000	USD	8,046,693	05/19	BNP	6,058	-
OMR	1,601,000	USD	4,147,668	05/19	SCB	6,403	-
OMR	4,496,000	USD	11,644,652	06/19	SCB	19,199	-
OMR	11,167,300	USD	28,935,769	08/19	BNP	-	(12,537)
OMR	6,492,700	USD	16,779,170	08/19	BNP	33,167	-
PHP	22,939,000	USD	431,996	04/19	BOA	2,702	-
PHP	76,273,000	USD	1,457,817	04/19	UBS	-	(12,432)
PHP	51,549,000	USD	982,915	05/19	BNP	-	(8,420)
PHP	87,800,000	USD	1,673,628	05/19	CIT	-	(13,732)
PHP	149,408,000	USD	2,844,854	05/19	GSC	-	(19,815)
PHP	25,699,000	USD	490,533	05/19	JPM	-	(4,712)
PHP	126,140,000	USD	2,397,257	05/19	SCB	-	(11,687)
RON	17,447,189	EUR	3,655,331	04/19	CIT	-	(14,775)
RON	5,947,000	EUR	1,244,196	05/19	CIT	-	(5,386)
RON	15,380,000	EUR	3,216,184	05/19	GSC	-	(14,771)
RON	15,251,000	EUR	3,189,118	05/19	SCB	-	(15,393)
RSD	555,515,000	EUR	4,698,199	04/19	CIT	8,837	-
RSD	309,502,553	EUR	2,597,588	05/19	CIT	22,214	-
SEK	2,502,000	EUR	244,393	04/19	MSC	-	(5,079)
SEK	40,061,000	USD	4,332,784	04/19	BOA	-	(21,017)
SEK	74,926,000	USD	8,154,767	05/19	CIT	-	(71,228)
THB	264,000,000	USD	8,278,457	04/19	CIT	45,054	-
THB	163,580,000	USD	5,023,956	04/19	GSC	130,737	-
THB	355,257,558	USD	11,000,299	04/19	SCB	195,365	-
THB	34,326,000	USD	1,077,942	04/19	UBS	3,949	-
THB	199,725,000	USD	6,389,155	05/19	GSC	-	(86,669)
THB	73,065,000	USD	2,358,616	05/19	SCB	-	(52,990)
TRY	23,913,000	USD	4,348,590	04/19	SCB	-	(136,515)
TRY	25,674,870	USD	5,571,803	02/20	DUB	-	(1,817,935)
TRY	146,130	USD	21,185	02/20	DUB	180	-
TRY	109,879,813	USD	23,895,484	02/20	GSC	-	(7,814,363)
TRY	483,000	USD	70,051	02/20	GSC	781	-
TRY	32,619,787	USD	7,030,030	02/20	JPM	-	(2,246,339)
TRY	95,213	USD	13,805	02/20	JPM	158	-
TRY	80,065,130	USD	17,398,959	02/20	SCB	-	(5,701,051)
TRY	499,770	USD	71,828	02/20	SCB	1,169	-
TWD	161,000,000	USD	5,540,262	04/19	CIT	-	(318,959)
TWD	160,369,000	USD	5,519,498	04/19	DUB	-	(318,659)
TWD	139,070,000	USD	4,803,800	04/19	GSC	-	(294,670)
UGX	4,184,281,000	USD	1,094,780	04/19	CIT	27,634	-
UGX	1,620,987,000	USD	412,918	04/19	SCB	21,516	-
UGX	1,251,883,000	USD	323,067	05/19	SCB	10,550	-
UGX	1,396,960,000	USD	351,436	06/19	CIT	16,999	-
UGX	1,252,540,000	USD	324,492	06/19	SCB	7,146	-
USD	3,787,162	AED	14,000,000	05/19	SCB	-	(23,904)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	2,726,094	AED	10,092,000	07/19	BNP	$-	($21,008)
USD	2,909,994	AED	10,776,000	07/19	SCB	-	(23,296)
USD	56,272,143	AED	207,560,000	02/20	BNP	-	(203,540)
USD	10,924,788	AUD	15,500,000	04/19	JPM	-	(84,569)
USD	8,494,685	BHD	3,242,600	06/19	BNP	-	(99,712)
USD	7,856,518	BHD	2,997,400	06/19	SCB	-	(87,917)
USD	4,169,483	BHD	1,604,000	09/19	SCB	-	(78,119)
USD	15,255,359	BHD	5,862,000	10/19	SCB	-	(266,269)
USD	2,028,609	BHD	780,000	02/20	BNP	-	(33,835)
USD	7,157,421	BHD	2,761,000	03/20	BNP	-	(141,574)
USD	3,815,363	BRL	14,914,800	04/19	SCB	6,049	-
USD	4,426,762	BRL	17,516,696	04/19	SGN	-	(47,090)
USD	5,094,591	CNH	35,170,000	04/19	GSC	-	(136,577)
USD	1,111,771	CNH	7,678,000	04/19	SCB	-	(30,251)
USD	5,551,105	CNH	38,530,000	05/19	SCB	-	(179,647)
USD	2,546,313	CNH	17,635,000	06/19	CIT	-	(76,118)
USD	4,296,616	CNH	29,840,000	06/19	DUB	-	(140,772)
USD	5,569,773	CNH	37,000,000	06/19	DUB	67,649	-
USD	20,180,585	CNH	140,005,000	06/19	SCB	-	(639,007)
USD	13,846,720	CNH	92,000,000	06/19	SCB	165,763	-
USD	8,564,678	CNH	58,000,000	07/19	DUB	-	(59,130)
USD	11,871,518	CNH	80,300,000	07/19	GSC	-	(67,995)
USD	8,725,229	CNH	59,000,000	07/19	JPM	-	(47,265)
USD	8,578,232	CNH	58,000,000	07/19	SCB	-	(45,576)
USD	9,753,947	CNH	67,589,000	08/19	CIT	-	(292,750)
USD	10,063,674	CNH	69,700,000	08/19	SCB	-	(296,811)
USD	2,768,534	EGP	51,384,000	04/19	DUB	-	(169,252)
USD	8,020,940	EGP	149,390,000	05/19	CIT	-	(481,162)
USD	7,073,341	EGP	125,764,000	05/19	DUB	-	(41,134)
USD	15,888,261	EGP	299,392,000	06/19	DUB	-	(951,146)
USD	3,882,910	EGP	68,698,000	06/19	DUB	16,910	-
USD	5,255,123	EGP	95,087,000	07/19	DUB	-	(34,342)
USD	6,576,563	EGP	124,553,000	08/19	DUB	-	(292,125)
USD	14,986,008	EGP	275,192,000	09/19	DUB	-	(112,195)
USD	31,042,961	EUR	27,071,732	04/19	CIT	613,035	-
USD	34,729,459	EUR	30,324,682	04/19	GSC	706,796	-
USD	7,044,391	EUR	6,212,342	04/19	JPM	63,256	-
USD	48,125,946	EUR	42,134,501	04/19	SCB	811,991	-
USD	8,088,282	EUR	7,179,635	04/19	UBS	24,957	-
USD	27,881,773	EUR	24,372,186	05/19	CIT	452,787	-
USD	10,065,547	EUR	8,763,623	05/19	JPM	198,489	-
USD	5,756,837	EUR	4,988,377	05/19	SCB	143,641	-
USD	22,174,978	EUR	19,248,111	08/19	CIT	338,693	-
USD	2,480,038	EUR	2,142,229	08/19	SCB	52,532	-
USD	311,621	GHS	1,678,000	05/19	JPM	-	(2,123)
USD	508,507	GHS	2,690,000	05/19	JPM	4,849	-
USD	2,507,999	GHS	13,993,000	06/19	JPM	-	(88,925)
USD	1,335,986	GHS	7,370,000	06/19	SCB	-	(32,383)
USD	1,117,377	GHS	6,302,000	07/19	JPM	-	(37,903)
USD	7,047,867	JPY	775,037,000	04/19	UBS	41,156	-
USD	6,662,974	JPY	734,353,000	05/19	GSC	8,010	-
USD	4,054,269	JPY	445,057,363	07/19	SCB	3,663	-
USD	8,666,271	JPY	956,071,637	08/19	SCB	-	(41,943)
USD	2,455,816	KRW	2,754,075,000	04/19	GSC	32,631	-
USD	4,155,683	KRW	4,665,585,000	04/19	JPM	50,647	-
USD	3,393,847	KRW	3,794,660,000	05/19	CIT	53,280	-
USD	1,378,539	KRW	1,541,758,000	05/19	SGN	21,278	-
USD	3,680,443	KRW	4,133,322,000	06/19	CIT	38,645	-
USD	3,075,143	KRW	3,456,000,000	06/19	SGN	30,122	-
USD	3,144,047	MAD	30,301,000	06/19	SCB	42,467	-
USD	613,110	MAD	6,033,000	09/19	BNP	-	(135)
USD	3,905,955	MAD	38,044,000	09/19	BNP	40,486	-
USD	2,396,986	MYR	9,860,000	04/19	GSC	-	(18,624)
USD	2,026,168	MYR	8,285,000	04/19	UBS	-	(4,145)
USD	1,201,227	MYR	4,895,000	05/19	GSC	1,647	-
USD	21,899,265	NZD	32,250,379	04/19	JPM	-	(69,871)
USD	17,734,517	NZD	25,683,848	04/19	UBS	238,538	-
USD	4,628,689	NZD	6,745,000	05/19	CIT	31,051	-
USD	15,544,304	OMR	6,140,000	04/19	BNP	-	(403,452)
USD	7,784,191	OMR	3,102,000	05/19	BNP	-	(268,560)
USD	3,992,320	OMR	1,601,000	05/19	SCB	-	(161,752)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	11,279,478	OMR	4,496,000	06/19	SCB	$-	($384,372)
USD	53,354,577	OMR	21,678,000	08/19	BNP	-	(2,788,774)
USD	433,793	PHP	22,939,000	04/19	BOA	-	(904)
USD	1,441,834	PHP	76,273,000	04/19	UBS	-	(3,552)
USD	972,072	PHP	51,549,000	05/19	BNP	-	(2,423)
USD	1,174,039	PHP	62,318,000	05/19	CIT	-	(3,939)
USD	485,834	PHP	25,482,000	05/19	CIT	3,916	-
USD	1,388,922	PHP	73,724,000	05/19	GSC	-	(4,775)
USD	1,442,974	PHP	75,684,000	05/19	GSC	11,632	-
USD	484,978	PHP	25,699,000	05/19	JPM	-	(842)
USD	2,404,957	PHP	126,140,000	05/19	SCB	19,387	-
USD	7,949,877	SEK	74,926,000	05/19	CIT	-	(133,662)
USD	8,269,930	THB	264,000,000	04/19	CIT	-	(53,581)
USD	5,131,922	THB	163,580,000	04/19	GSC	-	(22,771)
USD	11,140,183	THB	355,257,559	04/19	SCB	-	(55,480)
USD	1,075,376	THB	34,326,000	04/19	UBS	-	(6,516)
USD	6,303,456	THB	199,725,000	05/19	GSC	970	-
USD	2,289,721	THB	73,065,000	05/19	SCB	-	(15,905)
USD	4,318,240	TRY	23,913,000	04/19	SCB	106,166	-
USD	5,088,383	TRY	25,821,000	02/20	DUB	1,313,149	-
USD	21,869,260	TRY	110,362,813	02/20	GSC	5,717,307	-
USD	6,477,576	TRY	32,715,000	02/20	JPM	1,679,922	-
USD	15,853,478	TRY	80,564,900	02/20	SCB	4,082,572	-
USD	5,046,433	TWD	146,069,000	04/19	BOA	309,349	-
USD	4,933,310	TWD	139,070,000	04/19	JPM	424,180	-
USD	6,055,268	TWD	175,300,000	04/19	SCB	370,210	-
USD	6,118,339	ZAR	88,482,200	04/19	CIT	-	(9,482)

Total Forward Foreign Currency Contracts						$28,277,572	($32,633,971)

(c)	Purchased options outstanding as of March 31, 2019 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - EUR versus SEK	SEK 9.58	04/12/19	CIT	EUR 13,540,000	$58,156	$15
Put - EUR versus SEK	9.96	04/12/19	CIT	9,030,000	110,221	1,013
Put - EUR versus SEK	9.96	04/15/19	BNP	9,030,000	111,427	2,026
Put - EUR versus SEK	9.56	04/23/19	DUB	11,730,000	47,271	13

Total Purchased Options					$327,075	$3,067

(d)	Swap agreements outstanding as of March 31, 2019 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Oman Government	Q	1.000%	12/20/22	BOA	2.656%	$1,808,000	$102,089	$102,006	$83
Qatar Government	Q	1.000%	12/20/22	GSC	0.527%	4,650,000	(80,148)	(41,238)	(38,910)
Qatar Government	Q	1.000%	12/20/23	GSC	0.682%	3,200,000	(46,430)	10,943	(57,373)
Qatar Government	Q	1.000%	09/20/24	GSC	0.797%	2,390,000	(25,533)	(2,072)	(23,461)
South Africa Government	Q	1.000%	12/20/25	BNP	2.311%	9,770,000	742,913	1,812,248	(1,069,335)
Colombia Government	Q	1.000%	06/20/29	GSC	1.766%	1,133,000	72,666	86,695	(14,029)

							765,557	1,968,582	(1,203,025)

				Exchange
South Africa Government	Q	1.000%	06/20/21	ICE	1.214%	4,460,000	19,111	441,760	(422,649)
Mexico Government	Q	1.000%	06/20/24	ICE	1.212%	6,179,000	60,865	102,893	(42,028)
Russian Government	Q	1.000%	06/20/24	ICE	1.349%	11,570,000	189,876	203,510	(13,634)
Qatar Government	Q	1.000%	12/20/27	ICE	1.129%	1,841,704	17,465	77,675	(60,210)

							287,317	825,838	(538,521)

Total Credit Default Swaps on Sovereign Issues – Buy Protection							$1,052,874	$2,794,420	($1,741,546)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Credit Default Swaps on Sovereign Issues – Sell Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 03/31/19 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	Q	1.000%	12/20/26	GSC	4.311%	$5,109,322	($985,066)	($873,389)	($111,677)
Turkey Government	Q	1.000%	12/20/27	GSC	4.332%	6,889,000	(1,454,223)	(1,018,775)	(435,448)

							($2,439,289)	($1,892,164)	($547,125)

Credit Default Swaps on Credit Indices – Buy Protection (1)
Referenced Obligation		Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 31		Q	1.000%	06/20/24	ICE	$10,297,000	$373,942	$316,117	$57,825

Total Credit Default Swaps							($1,012,473)	$1,218,373	($2,230,846)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long
Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.426%	3-Month USD-LIBOR	S/Q	LCH	10/28/20	$5,660,000	($82,812)	$-	($82,812)
1.114%	3-Month USD-LIBOR	S/Q	LCH	02/23/21	3,447,000	(88,074)	-	(88,074)
1.170%	3-Month USD-LIBOR	Q/Q	LCH	02/25/21	3,343,000	(81,188)	-	(81,188)
2.105%	6-Month CZK-PRIBOR	A/S	LCH	08/03/22	CZK 167,280,000	124,039	-	124,039
2.080%	6-Month CZK-PRIBOR	A/S	LCH	08/06/22	204,920,000	142,970	-	142,970
2.060%	6-Month CZK-PRIBOR	A/S	LCH	08/16/22	155,304,000	104,556	-	104,556
2.128%	6-Month CZK-PRIBOR	A/S	LCH	08/21/22	100,196,000	78,490	-	78,490
2.168%	6-Month CZK-PRIBOR	A/S	LCH	08/23/22	73,024,000	62,609	-	62,609
2.525%	6-Month PLN-WIBOR	S/S	LCH	06/18/23	PLN 3,567,000	37,608	-	37,608
2.145%	6-Month CZK-PRIBOR	A/S	LCH	08/06/23	CZK 219,600,000	223,688	-	223,688
2.180%	6-Month CZK-PRIBOR	A/S	LCH	08/08/23	180,250,000	197,071	-	197,071
2.168%	6-Month CZK-PRIBOR	A/S	LCH	08/10/23	112,050,000	119,955	-	119,955
2.167%	6-Month CZK-PRIBOR	A/S	LCH	08/13/23	105,420,000	112,759	-	112,759
2.220%	6-Month PLN-WIBOR	Q/S	LCH	08/01/26	PLN 12,713,000	66,589	-	66,589
2.280%	6-Month PLN-WIBOR	A/S	LCH	09/21/26	4,602,000	27,999	-	27,999
2.470%	6-Month PLN-WIBOR	A/S	LCH	10/19/26	4,947,000	36,940	-	36,940
2.470%	6-Month PLN-WIBOR	A/S	LCH	10/28/26	5,048,000	37,254	-	37,254
2.405%	US CPI Urban Consumers	Z/Z	LCH	02/06/33	$1,333,200	58,117	-	58,117
1.793%	Eurostat Eurozone HICP	S/Z	LCH	08/15/42	EUR 4,573,000	406,472	-	406,472
1.895%	Eurostat Eurozone HICP	A/Z	LCH	08/04/47	1,231,000	155,149	-	155,149

						$1,740,191	$-	$1,740,191

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.645%	3-Month SAR-SAIBOR	A/Q	GSC	02/23/21	SAR 16,712,000	$9,366	$-	$9,366
1.973%	US CPI Urban Consumers	A/Z	BOA	06/23/27	$19,247,000	114,236	-	114,236

						123,602	$-	123,602

			Exchange
1.145%	6-Month HUF-BUBOR	A/S	LCH	03/13/23	HUF 341,000,000	(6,356)	-	(6,356)
1.885%	6-Month HUF-BUBOR	S/S	LCH	06/18/23	390,000,000	(65,000)	-	(65,000)
3.110%	3-Month USD-LIBOR	Q/S	LCH	09/27/23	$1,320,000	(46,562)	(38)	(46,524)
3.090%	3-Month USD-LIBOR	Q/S	LCH	09/28/23	1,053,000	(36,288)	-	(36,288)
3.080%	3-Month USD-LIBOR	Q/S	LCH	10/03/23	420,200	(17,846)	-	(17,846)
3.061%	3-Month USD-LIBOR	Q/S	LCH	10/04/23	736,500	(30,642)	-	(30,642)
3.130%	3-Month USD-LIBOR	Q/S	LCH	10/05/23	258,000	(11,626)	-	(11,626)
2.643%	3-Month USD-LIBOR	Q/S	LCH	02/05/26	124,000	(2,516)	-	(2,516)
2.578%	3-Month USD-LIBOR	Q/Q	LCH	02/12/26	560,000	(9,060)	-	(9,060)
2.617%	3-Month USD-LIBOR	Q/S	LCH	02/17/26	140,000	(2,621)	-	(2,621)
1.940%	6-Month HUF-BUBOR	Q/S	LCH	08/01/26	HUF 878,300,000	(104,157)	-	(104,157)
1.930%	6-Month HUF-BUBOR	Q/S	LCH	09/21/26	345,205,000	(35,810)	-	(35,810)
1.935%	6-Month HUF-BUBOR	A/S	LCH	09/21/26	336,574,000	(35,362)	-	(35,362)
2.140%	6-Month HUF-BUBOR	A/S	LCH	10/13/26	342,903,000	(51,188)	-	(51,188)
2.075%	6-Month HUF-BUBOR	A/S	LCH	10/28/26	352,514,000	(45,258)	-	(45,258)
2.735%	3-Month USD-LIBOR	S/Q	LCH	02/01/28	$6,779,400	(196,470)	-	(196,470)
2.845%	3-Month USD-LIBOR	S/Q	LCH	02/09/28	310,770	(11,795)	-	(11,795)
2.197%	6-Month CZK-PRIBOR	A/S	LCH	08/06/28	CZK 115,260,000	(244,863)	-	(244,863)
2.225%	6-Month CZK-PRIBOR	A/S	LCH	08/08/28	94,080,000	(210,384)	-	(210,384)
2.225%	6-Month CZK-PRIBOR	A/S	LCH	08/09/28	11,700,000	(26,222)	-	(26,222)
2.220%	6-Month CZK-PRIBOR	A/S	LCH	08/10/28	58,490,000	(129,767)	-	(129,767)
2.185%	6-Month CZK-PRIBOR	A/S	LCH	08/16/28	62,117,000	(129,176)	-	(129,176)
2.320%	6-Month CZK-PRIBOR	A/S	LCH	08/23/28	174,829,000	(458,678)	-	(458,678)
3.189%	3-Month USD-LIBOR	Q/S	LCH	10/05/28	$778,400	(59,882)	-	(59,882)
3.271%	3-Month USD-LIBOR	Q/S	LCH	10/12/28	364,705	(30,702)	-	(30,702)
3.250%	3-Month USD-LIBOR	Q/S	LCH	11/13/28	2,846,000	(234,238)	-	(234,238)
2.720%	3-Month USD-LIBOR	Q/S	LCH	01/15/29	1,005,000	(27,892)	(220)	(27,672)
2.721%	3-Month USD-LIBOR	Q/S	LCH	01/17/29	160,000	(4,453)	-	(4,453)
2.752%	3-Month USD-LIBOR	Q/S	LCH	01/18/29	502,000	(15,370)	-	(15,370)
2.761%	3-Month USD-LIBOR	Q/S	LCH	01/18/29	798,000	(25,074)	-	(25,074)
2.788%	3-Month USD-LIBOR	Q/S	LCH	01/29/29	1,000,000	(33,978)	-	(33,978)
2.764%	3-Month USD-LIBOR	Q/S	LCH	01/30/29	950,000	(30,162)	-	(30,162)
2.715%	3-Month USD-LIBOR	Q/S	LCH	01/31/29	300,000	(8,220)	803	(9,023)
2.723%	3-Month USD-LIBOR	Q/S	LCH	02/05/29	302,000	(8,476)	-	(8,476)
1.601%	Eurostat Eurozone HICP	A/Z	LCH	08/15/32	EUR 4,573,000	(238,821)	-	(238,821)
2.419%	US CPI Urban Consumers	A/Z	LCH	02/06/43	$1,333,200	(89,406)	-	(89,406)
2.160%	US CPI Urban Consumers	A/Z	LCH	08/04/47	1,659,000	7,024	-	7,024
2.133%	US CPI Urban Consumers	A/Z	LCH	08/22/47	2,093,000	22,382	-	22,382
3.137%	3-Month USD-LIBOR	Q/S	LCH	09/25/48	973,000	(112,913)	1,459	(114,372)
3.123%	3-Month USD-LIBOR	Q/S	LCH	10/01/48	2,070,900	(252,242)	-	(252,242)

						(3,050,070)	2,004	(3,052,074)

Total Interest Rate Swaps-Short						($2,926,468)	$2,004	($2,928,472)

Total Interest Rate Swaps						($1,186,277)	$2,004	($1,188,281)

Total Return Swaps – Long

Receive	Pay	Payment Frequency Pay Rate/ Receive Rate	Counter- party	Expiration Date	Number of Contracts	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bovespa Index - Appreciation	Bovespa Index - Depreciation	Z/Z	GSC	04/17/19	45	BRL 4,630,836	($16,464)	$-	($16,464)

Total Swap Agreements							($2,215,214)	$1,220,377	($3,435,591)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$3,703,016	$3,703,016	$-	$-
	Senior Loan Notes	3,574,033	-	-	3,574,033
	Mortgage-Backed Securities	3,224,763	-	3,224,763	-
	Foreign Government Bonds & Notes	95,402,158	-	95,402,158	-
	Short-Term Investments	61,321,033	-	61,321,033	-
	Derivatives:
	Credit Contracts
	Swaps	57,908	-	57,908	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	28,277,572	-	28,277,572	-
	Purchased Options	3,067	-	3,067	-

	Total Foreign Currency Contracts	28,280,639	-	28,280,639	-

	Interest Rate Contracts
	Swaps	2,145,273	-	2,145,273	-

	Total Asset - Derivatives	30,483,820	-	30,483,820	-

	Total Assets	197,708,823	3,703,016	190,431,774	3,574,033

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(2,288,754)	-	(2,288,754)	-
	Equity Contracts
	Swaps	(16,464)	-	(16,464)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(32,633,971)	-	(32,633,971)	-
	Interest Rate Contracts
	Swaps	(3,333,554)	-	(3,333,554)	-

	Total Liabilities - Derivatives	(38,272,743)	-	(38,272,743)	-

	Total Liabilities	(38,272,743)	-	(38,272,743)	-

	Total	$159,436,080	$3,703,016	$152,159,031	$3,574,033

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) for the three-month period ended March 31, 2019:

Senior Loan Notes
Value, Beginning of Period	$31,916,427
Purchases	-
Sales (Includes Paydowns)	(30,138,844)
Accrued Discounts (Premiums)	23,420
Net Realized Gains (Losses)	(4,389,046)
Change in Net Unrealized Appreciation (Depreciation)	6,162,076
Transfers In	-
Transfers Out	-

Value, End of Period	$3,574,033

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period Applicable	($14,476)

Additional information about Level 3 fair value measurements as of March 31, 2019 was as follows:

	Value at 03/31/19	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Senior Loan Notes	$3,574,033	Demand Yield Model	Comparable spread to U.S. Treasury Bonds	1,778.35 - 1,965.5 bps	1,871.9 bps

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: Using this approach to determine fair value, the investment adviser assesses the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note and will determine fair value using a matrix pricing approach relative to yields on other senior loan notes issued by companies of comparable credit quality.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	4,786,648	$51,362,465
PD Aggregate Bond Index Portfolio ‘P’ *	15,532,477	195,574,957
PD High Yield Bond Market Portfolio ‘P’ *	4,931,613	78,610,913
PD Large-Cap Growth Index Portfolio ‘P’ *	1,705,591	67,919,414
PD Large-Cap Value Index Portfolio ‘P’ *	2,347,511	69,968,534
PD Small-Cap Growth Index Portfolio ‘P’ *	172,026	5,362,991
PD Small-Cap Value Index Portfolio ‘P’ *	214,474	5,337,482
PD Emerging Markets Portfolio ‘P’ *	1,082,157	18,791,828
PD International Large-Cap Portfolio ‘P’ *	2,648,781	48,236,396

Total Affiliated Mutual Funds (Cost $458,944,071)		541,164,980

TOTAL INVESTMENTS - 100.0% (Cost $458,944,071)		541,164,980

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(154,724)

NET ASSETS - 100.0%		$541,010,256

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	14,560,333	$156,237,630
PD Aggregate Bond Index Portfolio ‘P’ *	46,074,234	580,137,125
PD High Yield Bond Market Portfolio ‘P’ *	14,361,433	228,924,150
PD Large-Cap Growth Index Portfolio ‘P’ *	11,519,828	458,738,301
PD Large-Cap Value Index Portfolio ‘P’ *	15,637,942	466,095,344
PD Small-Cap Growth Index Portfolio ‘P’ *	1,145,336	35,706,316
PD Small-Cap Value Index Portfolio ‘P’ *	1,426,558	35,501,933
PD Emerging Markets Portfolio ‘P’ *	6,866,045	119,229,917
PD International Large-Cap Portfolio ‘P’ *	17,650,787	321,434,797

Total Affiliated Mutual Funds (Cost $1,899,227,270)		2,402,005,513

TOTAL INVESTMENTS - 100.0% (Cost $1,899,227,270)		2,402,005,513

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(597,164)

NET ASSETS - 100.0%		$2,401,408,349

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 3 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$541,164,980	$541,164,980	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$2,402,005,513	$2,402,005,513	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	2,182,222	$23,416,032
PD Aggregate Bond Index Portfolio ‘P’ *	7,489,018	94,296,902
PD High Yield Bond Market Portfolio ‘P’ *	2,454,443	39,124,320
PD Large-Cap Growth Index Portfolio ‘P’ *	5,021,053	199,946,492
PD Large-Cap Value Index Portfolio ‘P’ *	6,773,295	201,880,856
PD Small-Cap Growth Index Portfolio ‘P’ *	498,205	15,531,731
PD Small-Cap Value Index Portfolio ‘P’ *	620,756	15,448,393
PD Emerging Markets Portfolio ‘P’ *	2,683,827	46,605,064
PD International Large-Cap Portfolio ‘P’ *	7,863,889	143,207,637

Total Affiliated Mutual Funds (Cost $611,899,531)		779,457,427

TOTAL INVESTMENTS - 100.0% (Cost $611,899,531)		779,457,427

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(203,652)

NET ASSETS - 100.0%		$779,253,775

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	5,312,509	$58,415,568
Diversified Bond Portfolio ‘P’ *	30,894,782	425,746,096
Floating Rate Income Portfolio ‘P’ *	3,124,058	38,152,089
High Yield Bond Portfolio ‘P’ *	8,406,150	76,772,187
Inflation Managed Portfolio ‘P’ *	2,148,482	26,118,734
Inflation Strategy Portfolio ‘P’ *	2,607,087	27,657,892
Managed Bond Portfolio ‘P’ *	19,692,518	284,201,094
Short Duration Bond Portfolio ‘P’ *	19,735,289	207,183,213
Emerging Markets Debt Portfolio ‘P’ *	4,892,806	61,150,945
Comstock Portfolio ‘P’ *	892,911	15,792,992
Dividend Growth Portfolio ‘P’ *	657,349	16,126,925
Equity Index Portfolio ‘P’ *	163,586	11,500,229
Growth Portfolio ‘P’ *	417,074	15,380,349
Large-Cap Growth Portfolio ‘P’ *	846,748	13,051,713
Large-Cap Value Portfolio ‘P’ *	674,031	16,674,168
Main Street Core Portfolio ‘P’ *	168,360	7,665,815
Mid-Cap Equity Portfolio ‘P’ *	793,417	21,369,518
Mid-Cap Growth Portfolio ‘P’ *	1,135,491	19,958,504
Mid-Cap Value Portfolio ‘P’ *	1,036,218	27,376,449
Small-Cap Equity Portfolio ‘P’ *	171,081	4,550,085
Small-Cap Value Portfolio ‘P’ *	123,729	3,016,677
Value Advantage Portfolio ‘P’ *	1,042,835	18,252,801
Emerging Markets Portfolio ‘P’ *	1,201,392	22,920,670
International Large-Cap Portfolio ‘P’ *	1,724,740	17,523,843
International Value Portfolio ‘P’ *	1,540,967	20,175,962
Real Estate Portfolio ‘P’ *	279,846	7,699,272
Currency Strategies Portfolio ‘P’ *	2,946,721	34,166,395
Equity Long/Short Portfolio ‘P’ *	1,594,672	20,622,383
Global Absolute Return Portfolio ‘P’ *	1,233,086	13,668,628

Total Affiliated Mutual Funds (Cost $1,419,521,077)		1,532,891,196

TOTAL INVESTMENTS - 100.0% (Cost $1,419,521,077)		1,532,891,196

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(343,442)

NET ASSETS - 100.0%		$1,532,547,754

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 3 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$779,457,427	$779,457,427	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$1,532,891,196	$1,532,891,196	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	6,520,554	$71,699,059
Diversified Bond Portfolio ‘P’ *	37,972,025	523,274,167
Floating Rate Income Portfolio ‘P’ *	5,100,014	62,283,143
High Yield Bond Portfolio ‘P’ *	19,229,046	175,616,183
Inflation Managed Portfolio ‘P’ *	3,512,765	42,704,089
Inflation Strategy Portfolio ‘P’ *	4,264,964	45,245,872
Managed Bond Portfolio ‘P’ *	24,113,840	348,009,325
Short Duration Bond Portfolio ‘P’ *	14,324,541	150,380,594
Emerging Markets Debt Portfolio ‘P’ *	7,993,389	99,902,452
Comstock Portfolio ‘P’ *	2,915,471	51,566,191
Developing Growth Portfolio ‘P’ *	102,015	2,449,423
Dividend Growth Portfolio ‘P’ *	2,202,319	54,030,074
Equity Index Portfolio ‘P’ *	588,663	41,383,573
Growth Portfolio ‘P’ *	1,711,784	63,125,090
Large-Cap Growth Portfolio ‘P’ *	3,436,025	52,962,623
Large-Cap Value Portfolio ‘P’ *	2,200,625	54,439,041
Main Street Core Portfolio ‘P’ *	550,954	25,086,165
Mid-Cap Equity Portfolio ‘P’ *	1,943,835	52,354,305
Mid-Cap Growth Portfolio ‘P’ *	2,076,097	36,491,535
Mid-Cap Value Portfolio ‘P’ *	2,771,264	73,215,662
Small-Cap Equity Portfolio ‘P’ *	372,401	9,904,439
Small-Cap Growth Portfolio ‘P’ *	354,045	4,966,849
Small-Cap Index Portfolio ‘P’ *	411,404	9,896,034
Small-Cap Value Portfolio ‘P’ *	403,990	9,849,852
Value Advantage Portfolio ‘P’ *	3,263,079	57,113,873
Emerging Markets Portfolio ‘P’ *	3,268,679	62,361,251
International Large-Cap Portfolio ‘P’ *	7,716,521	78,402,008
International Small-Cap Portfolio ‘P’ *	912,726	12,414,660
International Value Portfolio ‘P’ *	7,184,127	94,062,142
Real Estate Portfolio ‘P’ *	917,033	25,229,936
Currency Strategies Portfolio ‘P’ *	4,814,703	55,825,123
Equity Long/Short Portfolio ‘P’ *	2,607,507	33,720,419
Global Absolute Return Portfolio ‘P’ *	2,014,241	22,327,644

Total Affiliated Mutual Funds (Cost $2,223,701,098)		2,502,292,796

TOTAL INVESTMENTS - 100.0% (Cost $2,223,701,098)		2,502,292,796

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(546,082)

NET ASSETS - 100.0%		$2,501,746,714

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	23,358,426	$256,845,837
Diversified Bond Portfolio ‘P’ *	136,435,172	1,880,147,346
Floating Rate Income Portfolio ‘P’ *	16,680,342	203,706,141
High Yield Bond Portfolio ‘P’ *	39,286,637	358,799,354
Inflation Managed Portfolio ‘P’ *	5,909,293	71,838,281
Inflation Strategy Portfolio ‘P’ *	7,742,751	82,140,794
Managed Bond Portfolio ‘P’ *	86,734,082	1,251,740,458
Short Duration Bond Portfolio ‘P’ *	34,129,870	358,299,099
Emerging Markets Debt Portfolio ‘P’ *	24,515,053	306,392,447
Comstock Portfolio ‘P’ *	16,487,090	291,608,580
Developing Growth Portfolio ‘P’ *	416,406	9,998,043
Dividend Growth Portfolio ‘P’ *	14,463,208	354,829,778
Equity Index Portfolio ‘P’ *	3,868,321	271,946,761
Growth Portfolio ‘P’ *	13,003,745	479,536,262
Large-Cap Growth Portfolio ‘P’ *	26,383,928	406,679,806
Large-Cap Value Portfolio ‘P’ *	12,291,949	304,078,141
Main Street Core Portfolio ‘P’ *	3,830,528	174,412,552
Mid-Cap Equity Portfolio ‘P’ *	10,233,624	275,627,462
Mid-Cap Growth Portfolio ‘P’ *	12,585,171	221,209,381
Mid-Cap Value Portfolio ‘P’ *	14,039,942	370,929,578
Small-Cap Equity Portfolio ‘P’ *	2,285,468	60,784,666
Small-Cap Growth Portfolio ‘P’ *	1,086,877	15,247,632
Small-Cap Index Portfolio ‘P’ *	2,108,041	50,707,394
Small-Cap Value Portfolio ‘P’ *	2,687,216	65,518,151
Value Advantage Portfolio ‘P’ *	18,590,919	325,397,976
Emerging Markets Portfolio ‘P’ *	18,752,873	357,775,364
International Large-Cap Portfolio ‘P’ *	38,613,927	392,328,274
International Small-Cap Portfolio ‘P’ *	3,739,444	50,862,926
International Value Portfolio ‘P’ *	35,532,168	465,224,491
Real Estate Portfolio ‘P’ *	5,617,051	154,539,502
Currency Strategies Portfolio ‘P’ *	15,315,835	177,582,768
Equity Long/Short Portfolio ‘P’ *	8,298,162	107,312,282
Global Absolute Return Portfolio ‘P’ *	6,408,220	71,034,419

Total Affiliated Mutual Funds (Cost $8,915,739,877)		10,225,081,946

TOTAL INVESTMENTS - 100.0% (Cost $8,915,739,877)		10,225,081,946

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,120,111)

NET ASSETS - 100.0%		$10,222,961,835

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 3 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate - Conservative Portfolio
Assets	Affiliated Mutual Funds	$2,502,292,796	$2,502,292,796	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$10,225,081,946	$10,225,081,946	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	12,805,591	$140,808,405
Diversified Bond Portfolio ‘P’ *	74,406,295	1,025,357,288
Floating Rate Income Portfolio ‘P’ *	7,143,410	87,237,804
High Yield Bond Portfolio ‘P’ *	24,036,536	219,522,320
Inflation Managed Portfolio ‘P’ *	1,807,419	21,972,490
Inflation Strategy Portfolio ‘P’ *	2,072,388	21,985,420
Managed Bond Portfolio ‘P’ *	47,197,631	681,153,043
Short Duration Bond Portfolio ‘P’ *	12,528,038	131,520,712
Emerging Markets Debt Portfolio ‘P’ *	17,502,071	218,743,242
Comstock Portfolio ‘P’ *	19,514,197	345,149,283
Developing Growth Portfolio ‘P’ *	893,002	21,441,271
Dividend Growth Portfolio ‘P’ *	17,602,602	431,849,362
Equity Index Portfolio ‘P’ *	4,567,529	321,101,822
Growth Portfolio ‘P’ *	15,570,619	574,194,325
Large-Cap Growth Portfolio ‘P’ *	31,766,235	489,642,267
Large-Cap Value Portfolio ‘P’ *	14,589,745	360,921,018
Main Street Core Portfolio ‘P’ *	4,538,121	206,630,850
Mid-Cap Equity Portfolio ‘P’ *	10,405,531	280,257,533
Mid-Cap Growth Portfolio ‘P’ *	14,557,148	255,870,807
Mid-Cap Value Portfolio ‘P’ *	12,866,624	339,930,984
Small-Cap Equity Portfolio ‘P’ *	2,613,537	69,510,043
Small-Cap Growth Portfolio ‘P’ *	2,176,973	30,540,418
Small-Cap Index Portfolio ‘P’ *	2,893,225	69,594,414
Small-Cap Value Portfolio ‘P’ *	2,837,281	69,176,936
Value Advantage Portfolio ‘P’ *	21,929,202	383,828,130
Emerging Markets Portfolio ‘P’ *	22,988,949	438,593,026
International Large-Cap Portfolio ‘P’ *	44,747,314	454,645,196
International Small-Cap Portfolio ‘P’ *	6,419,367	87,314,523
International Value Portfolio ‘P’ *	41,328,581	541,117,222
Real Estate Portfolio ‘P’ *	6,416,765	176,541,698
Currency Strategies Portfolio ‘P’ *	11,249,176	130,431,014
Equity Long/Short Portfolio ‘P’ *	6,095,747	78,830,530
Global Absolute Return Portfolio ‘P’ *	4,708,294	52,190,921

Total Affiliated Mutual Funds (Cost $7,531,978,459)		8,757,604,317

TOTAL INVESTMENTS - 100.0% (Cost $7,531,978,459)		8,757,604,317

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,813,682)

NET ASSETS - 100.0%		$8,755,790,635

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	1,269,581	$13,960,128
Diversified Bond Portfolio ‘P’ *	7,672,205	105,726,954
Floating Rate Income Portfolio ‘P’ *	808,647	9,875,480
High Yield Bond Portfolio ‘P’ *	5,443,647	49,716,070
Managed Bond Portfolio ‘P’ *	4,829,714	69,702,105
Short Duration Bond Portfolio ‘P’ *	945,731	9,928,387
Emerging Markets Debt Portfolio ‘P’ *	3,170,305	39,622,895
Comstock Portfolio ‘P’ *	5,192,622	91,842,355
Developing Growth Portfolio ‘P’ *	445,659	10,700,416
Dividend Growth Portfolio ‘P’ *	4,230,500	103,787,998
Equity Index Portfolio ‘P’ *	1,105,108	77,690,197
Growth Portfolio ‘P’ *	3,447,900	127,147,470
Large-Cap Growth Portfolio ‘P’ *	6,941,259	106,992,027
Large-Cap Value Portfolio ‘P’ *	3,861,901	95,535,675
Main Street Core Portfolio ‘P’ *	1,093,148	49,773,472
Mid-Cap Equity Portfolio ‘P’ *	2,873,734	77,399,746
Mid-Cap Growth Portfolio ‘P’ *	3,470,038	60,992,804
Mid-Cap Value Portfolio ‘P’ *	3,775,022	99,734,551
Small-Cap Equity Portfolio ‘P’ *	888,316	23,625,783
Small-Cap Growth Portfolio ‘P’ *	1,127,235	15,813,807
Small-Cap Index Portfolio ‘P’ *	1,065,074	25,619,573
Small-Cap Value Portfolio ‘P’ *	923,834	22,524,384
Value Advantage Portfolio ‘P’ *	5,815,054	101,781,238
Emerging Markets Portfolio ‘P’ *	6,766,277	129,089,940
International Large-Cap Portfolio ‘P’ *	14,126,159	143,525,713
International Small-Cap Portfolio ‘P’ *	2,178,345	29,629,270
International Value Portfolio ‘P’ *	12,986,428	170,031,962
Real Estate Portfolio ‘P’ *	2,182,394	60,043,279
Currency Strategies Portfolio ‘P’ *	2,546,920	29,530,819
Equity Long/Short Portfolio ‘P’ *	1,379,330	17,837,571
Global Absolute Return Portfolio ‘P’ *	1,065,978	11,816,252

Total Affiliated Mutual Funds (Cost $1,686,318,757)		1,980,998,321

TOTAL INVESTMENTS - 100.0% (Cost $1,686,318,757)		1,980,998,321

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(432,646)

NET ASSETS - 100.0%		$1,980,565,675

Notes to Schedule of Investments

(a)	The Funds’ investments are affiliated mutual funds (See Note 3 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$8,757,604,317	$8,757,604,317	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$1,980,998,321	$1,980,998,321	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%

DFA Intermediate Government Fixed Income Portfolio ‘I’	1,969,963	$24,486,635
DFA Intermediate Term Extended Quality Portfolio ‘I’	3,718,969	39,644,208
DFA Large Cap International Portfolio ‘I’	1,396,888	30,731,545
DFA Short-Term Extended Quality Portfolio ‘I’	1,042,234	11,204,012
DFA US Core Equity 1 Portfolio ‘I’	2,011,670	46,871,922
DFA US Large Company Portfolio ‘I’	1,029,472	22,493,953
DFA VA International Small Portfolio ‘I’	241,778	2,782,866
DFA VA US Large Value Portfolio ‘I’	224,190	5,598,022
DFA VA US Targeted Value Portfolio ‘I’	217,679	3,737,549

Total Mutual Funds (Cost $183,276,272)		187,550,712

TOTAL INVESTMENTS - 100.0% (Cost $183,276,272)		187,550,712

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(67,815)

NET ASSETS - 100.0%		$187,482,897

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$187,550,712	$187,550,712	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.3%

Basic Materials - 1.9%

ArcelorMittal (Luxembourg) 5.250% due 08/05/20	$205,000	$210,698
5.500% due 03/01/21	175,000	182,915
6.250% due 02/25/22	250,000	269,878
BHP Billiton Finance USA Ltd (Australia) 3.250% due 11/21/21	350,000	355,298
DowDuPont Inc 3.766% due 11/15/20	310,000	315,506
EI du Pont de Nemours & Co 2.200% due 05/01/20	350,000	348,820
International Flavors & Fragrances Inc 3.400% due 09/25/20	130,000	130,845
International Paper Co 4.750% due 02/15/22	200,000	209,709
LyondellBasell Industries NV 6.000% due 11/15/21	200,000	214,029
Newmont Mining Corp 3.500% due 03/15/22	300,000	304,360
Nutrien Ltd (Canada) 6.500% due 05/15/19	200,000	200,897
PPG Industries Inc 3.600% due 11/15/20	250,000	253,647
Praxair Inc 2.250% due 09/24/20	300,000	298,661
Southern Copper Corp (Peru) 5.375% due 04/16/20	150,000	154,045
The Dow Chemical Co 4.125% due 11/15/21	250,000	257,389
4.250% due 11/15/20	300,000	305,827
The Sherwin-Williams Co 2.250% due 05/15/20	400,000	397,737

		4,410,261

Communications - 6.3%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	300,000	302,070
Alphabet Inc 3.625% due 05/19/21	200,000	205,317
Amazon.com Inc 1.900% due 08/21/20	300,000	297,673
AT&T Inc 2.450% due 06/30/20	400,000	398,374
2.800% due 02/17/21	300,000	299,925
3.200% due 03/01/22	250,000	252,349
3.800% due 03/15/22	700,000	718,659
3.875% due 08/15/21	500,000	513,061
4.450% due 05/15/21	250,000	258,083
CBS Corp 3.375% due 03/01/22	300,000	302,530
Charter Communications Operating LLC 3.579% due 07/23/20	500,000	503,775
Cisco Systems Inc 1.850% due 09/20/21	450,000	442,721
2.200% due 02/28/21	750,000	745,091
2.450% due 06/15/20	400,000	399,480
Comcast Corp 3.300% due 10/01/20	250,000	252,477
3.450% due 10/01/21	560,000	571,410
Discovery Communications LLC 2.800% due 06/15/20 ~	200,000	199,180
4.375% due 06/15/21	300,000	308,620
5.050% due 06/01/20	24,000	24,553
eBay Inc 2.150% due 06/05/20	60,000	59,615
2.875% due 08/01/21	350,000	350,241
3.800% due 03/09/22	300,000	306,700

	Principal Amount	Value
Expedia Group Inc 5.950% due 08/15/20	$200,000	$207,889
Fox Corp 3.666% due 01/25/22 ~	275,000	280,622
JD.com Inc (China) 3.125% due 04/29/21	200,000	197,809
NBCUniversal Media LLC 4.375% due 04/01/21	350,000	361,395
5.150% due 04/30/20	600,000	615,226
Omnicom Group Inc 4.450% due 08/15/20	200,000	204,348
Orange SA (France) 4.125% due 09/14/21	350,000	362,161
Telefonica Emisiones SA (Spain) 5.134% due 04/27/20	350,000	358,185
5.462% due 02/16/21	350,000	366,124
The Interpublic Group of Cos Inc 3.750% due 10/01/21	125,000	127,255
The Walt Disney Co. 4.500% due 02/15/21 ~	200,000	206,863
Time Warner Cable LLC 5.000% due 02/01/20	600,000	610,069
TWDC Enterprises 18 Corp 1.800% due 06/05/20	250,000	247,738
2.150% due 09/17/20	250,000	248,727
2.300% due 02/12/21	200,000	199,176
2.450% due 03/04/22	300,000	299,381
Verizon Communications Inc 3.125% due 03/16/22	500,000	505,883
3.450% due 03/15/21	200,000	203,259
3.500% due 11/01/21	350,000	357,378
4.600% due 04/01/21	200,000	207,658
Viacom Inc 3.875% due 12/15/21	300,000	306,654
Vodafone Group PLC (United Kingdom) 4.375% due 03/16/21	250,000	257,136
WPP Finance (United Kingdom) 4.750% due 11/21/21	200,000	206,825

		14,649,665

Consumer, Cyclical - 7.4%

American Honda Finance Corp 1.700% due 09/09/21	250,000	244,490
1.950% due 07/20/20	370,000	366,384
2.650% due 02/12/21	250,000	249,932
3.375% due 12/10/21	375,000	381,832
AutoNation Inc 3.350% due 01/15/21	250,000	250,458
Best Buy Co Inc 5.500% due 03/15/21	250,000	260,646
Carnival Corp 3.950% due 10/15/20	107,000	109,014
Costco Wholesale Corp 2.150% due 05/18/21	400,000	398,062
Delta Air Lines Inc 3.400% due 04/19/21	245,000	246,162
3.625% due 03/15/22	300,000	302,264
DR Horton Inc 2.550% due 12/01/20	200,000	198,791
Ford Motor Credit Co LLC 2.343% due 11/02/20	200,000	195,869
3.157% due 08/04/20	250,000	248,305
3.200% due 01/15/21	700,000	690,321
3.336% due 03/18/21	400,000	394,120
3.813% due 10/12/21	750,000	743,490
5.596% due 01/07/22	500,000	516,069
5.875% due 08/02/21	200,000	207,287
General Motors Financial Co Inc 2.450% due 11/06/20	500,000	494,217
2.650% due 04/13/20	515,000	513,035

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
3.200% due 07/13/20	$200,000	$200,542
3.200% due 07/06/21	250,000	249,043
3.450% due 01/14/22	400,000	400,377
3.550% due 04/09/21	120,000	120,682
4.200% due 03/01/21	300,000	304,440
4.200% due 11/06/21	510,000	519,964
Lowe’s Cos Inc 4.625% due 04/15/20	250,000	252,665
Marriott International Inc 2.300% due 01/15/22	250,000	246,026
3.375% due 10/15/20	300,000	301,704
McDonald’s Corp 2.200% due 05/26/20	200,000	199,051
2.625% due 01/15/22	300,000	299,847
2.750% due 12/09/20	300,000	300,619
Nordstrom Inc 4.750% due 05/01/20	150,000	152,983
PACCAR Financial Corp 2.050% due 11/13/20	100,000	99,177
2.800% due 03/01/21	65,000	65,246
3.100% due 05/10/21	200,000	201,660
3.150% due 08/09/21	100,000	101,260
Ralph Lauren Corp 2.625% due 08/18/20	100,000	99,851
Southwest Airlines Co 2.650% due 11/05/20	200,000	199,783
Starbucks Corp 2.200% due 11/22/20	225,000	223,662
Target Corp 2.900% due 01/15/22	250,000	253,438
3.875% due 07/15/20	250,000	254,493
The Home Depot Inc 1.800% due 06/05/20	262,000	260,143
2.000% due 04/01/21	500,000	494,818
3.250% due 03/01/22	350,000	358,213
The TJX Cos Inc 2.750% due 06/15/21	250,000	251,065
Toyota Motor Corp (Japan) 3.183% due 07/20/21	550,000	556,881
Toyota Motor Credit Corp 1.950% due 04/17/20	450,000	447,115
2.600% due 01/11/22	300,000	300,340
2.950% due 04/13/21	450,000	453,281
3.400% due 09/15/21	350,000	357,400
Walgreens Boots Alliance Inc 3.300% due 11/18/21	250,000	252,987
Walmart Inc 1.900% due 12/15/20	350,000	347,153
2.850% due 06/23/20	250,000	251,181
3.125% due 06/23/21	450,000	456,566
3.625% due 07/08/20	350,000	355,474

		17,199,878

Consumer, Non-Cyclical - 16.2%

Abbott Laboratories 2.900% due 11/30/21	800,000	803,860
AbbVie Inc 2.300% due 05/14/21	650,000	642,232
2.500% due 05/14/20	700,000	698,028
3.375% due 11/14/21	305,000	308,569
Aetna Inc 4.125% due 06/01/21	250,000	255,261
Allergan Funding SCS 3.450% due 03/15/22	900,000	908,265
Altria Group Inc 3.490% due 02/14/22	250,000	254,139
4.750% due 05/05/21	400,000	415,932
Amgen Inc 1.850% due 08/19/21	250,000	245,327
2.125% due 05/01/20	200,000	199,292

	Principal Amount	Value
2.200% due 05/11/20	$350,000	$348,397
3.450% due 10/01/20	150,000	151,944
3.875% due 11/15/21	350,000	359,611
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	450,000	449,492
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.750% due 01/15/22	280,000	288,645
Anthem Inc 2.500% due 11/21/20	530,000	527,564
Archer-Daniels-Midland Co 3.375% due 03/15/22	300,000	306,933
AstraZeneca PLC (United Kingdom) 2.375% due 11/16/20	400,000	397,859
Automatic Data Processing Inc 2.250% due 09/15/20	250,000	248,697
BAT Capital Corp (United Kingdom) 2.297% due 08/14/20	500,000	495,198
Baxalta Inc 2.875% due 06/23/20	25,000	24,980
Becton Dickinson & Co 2.404% due 06/05/20	105,000	104,278
2.675% due 12/15/19	250,000	249,235
3.125% due 11/08/21	200,000	200,945
Biogen Inc 2.900% due 09/15/20	350,000	350,037
Block Financial LLC 4.125% due 10/01/20	150,000	152,046
Campbell Soup Co 3.300% due 03/15/21	165,000	166,119
Cardinal Health Inc 4.625% due 12/15/20	100,000	102,869
Celgene Corp 2.875% due 08/15/20	450,000	450,445
2.875% due 02/19/21	115,000	114,925
Cigna Corp 3.200% due 09/17/20 ~	200,000	201,034
3.400% due 09/17/21 ~	850,000	859,451
Coca-Cola European Partners PLC (United Kingdom) 3.500% due 09/15/20	200,000	202,149
Conagra Brands Inc 3.800% due 10/22/21	280,000	285,326
Constellation Brands Inc 2.250% due 11/06/20	200,000	198,068
CVS Health Corp 2.125% due 06/01/21	614,000	603,455
2.800% due 07/20/20	400,000	399,711
3.350% due 03/09/21	810,000	816,904
Danaher Corp 2.400% due 09/15/20	200,000	199,147
Diageo Capital PLC (United Kingdom) 3.000% due 05/18/20	200,000	200,705
4.828% due 07/15/20	150,000	154,187
Ecolab Inc 4.350% due 12/08/21	200,000	208,839
Express Scripts Holding Co 2.600% due 11/30/20	200,000	199,244
3.900% due 02/15/22	300,000	308,361
4.750% due 11/15/21	400,000	418,109
General Mills Inc 3.200% due 04/16/21	340,000	343,133
Genzyme Corp 5.000% due 06/15/20	500,000	514,669
Gilead Sciences Inc 2.350% due 02/01/20	250,000	249,193
2.550% due 09/01/20	450,000	449,614
4.400% due 12/01/21	500,000	519,892

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
GlaxoSmithKline Capital PLC (United Kingdom) 2.875% due 06/01/22	$250,000	$251,527
3.125% due 05/14/21	280,000	282,698
HCA Inc 5.875% due 03/15/22	420,000	451,517
Humana Inc 2.500% due 12/15/20	100,000	99,289
Johnson & Johnson 1.650% due 03/01/21	250,000	246,130
1.950% due 11/10/20	85,000	84,398
2.250% due 03/03/22	400,000	398,391
2.950% due 09/01/20	250,000	252,195
Kellogg Co 3.250% due 05/14/21	200,000	202,205
4.000% due 12/15/20	200,000	204,227
Keurig Dr Pepper Inc 3.551% due 05/25/21 ~	400,000	404,507
Kraft Heinz Foods Co 2.800% due 07/02/20	200,000	199,739
3.375% due 06/15/21	305,000	307,668
Laboratory Corp of America Holdings 3.200% due 02/01/22	350,000	352,805
Life Technologies Corp 6.000% due 03/01/20	200,000	205,464
McKesson Corp 3.650% due 11/30/20	150,000	151,890
Mead Johnson Nutrition Co (United Kingdom) 3.000% due 11/15/20	150,000	150,423
Medtronic Inc 3.150% due 03/15/22	800,000	815,296
Merck & Co Inc 2.350% due 02/10/22	300,000	299,729
3.875% due 01/15/21	250,000	255,409
Molson Coors Brewing Co 2.100% due 07/15/21	200,000	196,272
Mondelez International Inc 3.000% due 05/07/20	250,000	250,733
Moody’s Corp 3.250% due 06/07/21	250,000	252,192
Mylan NV 3.150% due 06/15/21	500,000	499,101
Novartis Capital Corp (Switzerland) 4.400% due 04/24/20	200,000	203,601
PepsiCo Inc 1.850% due 04/30/20	200,000	198,804
2.000% due 04/15/21	300,000	297,593
2.150% due 10/14/20	200,000	199,356
2.750% due 03/05/22	600,000	606,035
3.125% due 11/01/20	250,000	252,648
Pfizer Inc 1.950% due 06/03/21	300,000	296,663
2.800% due 03/11/22	135,000	136,297
3.000% due 09/15/21	350,000	354,915
Philip Morris International Inc 1.875% due 02/25/21	200,000	197,556
2.625% due 02/18/22	500,000	499,690
Quest Diagnostics Inc 4.700% due 04/01/21	350,000	361,009
Reynolds American Inc (United Kingdom) 3.250% due 06/12/20	150,000	150,257
6.875% due 05/01/20	200,000	208,052
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	800,000	791,238
Sysco Corp 2.600% due 10/01/20	200,000	199,784
Takeda Pharmaceutical Co Ltd (Japan) 3.800% due 11/26/20 ~	300,000	304,578
4.000% due 11/26/21 ~	200,000	205,216

	Principal Amount	Value
The Coca-Cola Co 1.550% due 09/01/21	$650,000	$635,508
1.875% due 10/27/20	300,000	297,459
3.150% due 11/15/20	400,000	403,600
The Estee Lauder Cos Inc 1.700% due 05/10/21	250,000	245,557
The Hershey Co 2.900% due 05/15/20	100,000	100,669
3.100% due 05/15/21	55,000	55,579
The JM Smucker Co 3.500% due 10/15/21	200,000	202,729
The Kroger Co 2.950% due 11/01/21	300,000	300,714
The Procter & Gamble Co 1.700% due 11/03/21	250,000	245,588
1.850% due 02/02/21	200,000	197,874
1.900% due 10/23/20	105,000	104,344
2.300% due 02/06/22	250,000	249,811
Thermo Fisher Scientific Inc 3.600% due 08/15/21	250,000	254,225
4.500% due 03/01/21	350,000	361,589
Total System Services Inc 3.800% due 04/01/21	200,000	203,163
Tyson Foods Inc 2.250% due 08/23/21	200,000	197,021
Unilever Capital Corp (United Kingdom) 1.800% due 05/05/20	317,000	314,436
2.750% due 03/22/21	250,000	251,016
4.250% due 02/10/21	350,000	360,938
UnitedHealth Group Inc 1.950% due 10/15/20	250,000	247,594
2.125% due 03/15/21	350,000	347,160
2.875% due 12/15/21	250,000	251,431
2.875% due 03/15/22	300,000	301,997
3.150% due 06/15/21	200,000	202,268
4.700% due 02/15/21	250,000	258,221
Verisk Analytics Inc 5.800% due 05/01/21	200,000	211,394
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	500,000	498,870
Zoetis Inc 3.250% due 08/20/21	240,000	241,654

		37,371,821

Energy - 6.1%

Anadarko Petroleum Corp 4.850% due 03/15/21	279,000	289,362
BP Capital Markets America Inc 4.500% due 10/01/20	200,000	205,338
BP Capital Markets PLC (United Kingdom) 3.062% due 03/17/22	300,000	303,156
3.561% due 11/01/21	700,000	714,945
Buckeye Partners LP 4.875% due 02/01/21	200,000	205,016
Chevron Corp 2.419% due 11/17/20	300,000	299,564
2.427% due 06/24/20	300,000	299,590
2.498% due 03/03/22	500,000	500,463
Columbia Pipeline Group Inc 3.300% due 06/01/20	250,000	251,113
Enbridge Energy Partners LP 4.375% due 10/15/20	200,000	204,446
Encana Corp (Canada) 3.900% due 11/15/21	200,000	203,743
Energy Transfer Operating LP 4.150% due 10/01/20	250,000	254,136
4.650% due 06/01/21	400,000	412,794
5.200% due 02/01/22	400,000	420,403
Enterprise Products Operating LLC 2.800% due 02/15/21	250,000	250,273
2.850% due 04/15/21	200,000	200,146

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
3.500% due 02/01/22	$100,000	$101,989
5.200% due 09/01/20	350,000	361,837
EOG Resources Inc 2.450% due 04/01/20	200,000	199,219
4.100% due 02/01/21	300,000	307,227
EQT Corp 2.500% due 10/01/20	70,000	69,105
4.875% due 11/15/21	200,000	207,656
Exxon Mobil Corp 2.222% due 03/01/21	250,000	248,996
2.397% due 03/06/22	600,000	600,433
Husky Energy Inc (Canada) 7.250% due 12/15/19	150,000	154,659
Kinder Morgan Energy Partners LP 5.300% due 09/15/20	200,000	206,770
6.850% due 02/15/20	650,000	671,158
Marathon Oil Corp 2.700% due 06/01/20	200,000	199,125
Marathon Petroleum Corp 3.400% due 12/15/20	400,000	403,574
Occidental Petroleum Corp 4.100% due 02/01/21	300,000	307,083
ONEOK Inc 4.250% due 02/01/22	200,000	206,002
Pioneer Natural Resources Co 3.450% due 01/15/21	200,000	202,172
Plains All American Pipeline LP 5.000% due 02/01/21	200,000	205,665
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	450,000	467,710
6.250% due 03/15/22	300,000	324,125
Shell International Finance BV (Netherlands) 1.750% due 09/12/21	150,000	147,172
1.875% due 05/10/21	200,000	197,364
2.125% due 05/11/20	500,000	497,592
2.250% due 11/10/20	400,000	398,429
Sunoco Logistics Partners Operations LP 4.650% due 02/15/22	200,000	208,039
The Williams Cos Inc 3.600% due 03/15/22	500,000	507,376
7.875% due 09/01/21	250,000	276,451
Total Capital International SA (France) 2.750% due 06/19/21	300,000	300,850
2.875% due 02/17/22	300,000	302,713
Total Capital SA (France) 4.450% due 06/24/20	300,000	306,771
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	400,000	406,545

		14,008,295

Financial - 44.6%

AerCap Ireland Capital DAC (Ireland) 4.250% due 07/01/20	200,000	202,755
4.450% due 12/16/21	150,000	153,953
4.625% due 10/30/20	450,000	460,851
5.000% due 10/01/21	500,000	519,111
Air Lease Corp 3.500% due 01/15/22	350,000	353,470
3.875% due 04/01/21	250,000	253,668
Aircastle Ltd 5.125% due 03/15/21	130,000	134,202
6.250% due 12/01/19	135,000	137,491
7.625% due 04/15/20	80,000	83,578
American Express Co 2.200% due 10/30/20	400,000	397,151
3.000% due 02/22/21	165,000	165,909
3.375% due 05/17/21	450,000	456,006
3.700% due 11/05/21	130,000	132,931

	Principal Amount	Value
American Express Credit Corp 2.375% due 05/26/20	$200,000	$199,388
2.600% due 09/14/20	400,000	399,502
2.700% due 03/03/22	850,000	851,538
American International Group Inc 3.300% due 03/01/21	300,000	302,028
3.375% due 08/15/20	200,000	202,068
6.400% due 12/15/20	200,000	211,601
American Tower Corp REIT 2.250% due 01/15/22	250,000	246,373
2.800% due 06/01/20	450,000	449,802
3.450% due 09/15/21	250,000	252,915
Ameriprise Financial Inc 3.000% due 03/22/22	35,000	35,223
Aon Corp 5.000% due 09/30/20	200,000	206,903
Ares Capital Corp 3.625% due 01/19/22	200,000	200,551
Australia & New Zealand Banking Group Ltd (Australia) 2.250% due 11/09/20	500,000	496,502
2.300% due 06/01/21	250,000	247,450
2.550% due 11/23/21	250,000	248,536
3.300% due 05/17/21	250,000	252,750
Banco Bilbao Vizcaya Argentaria SA (Spain) 3.000% due 10/20/20	250,000	250,782
Bancolombia SA (Colombia) 5.950% due 06/03/21	250,000	264,125
Bank of America Corp 2.250% due 04/21/20	100,000	99,492
2.328% due 10/01/21	500,000	495,547
2.369% due 07/21/21	500,000	496,817
2.625% due 10/19/20	650,000	648,702
2.625% due 04/19/21	450,000	448,780
2.738% due 01/23/22	500,000	498,331
3.124% due 01/20/23	900,000	903,259
3.499% due 05/17/22	650,000	658,214
5.625% due 07/01/20	400,000	414,182
Bank of America NA 3.335% due 01/25/23	250,000	253,307
Bank of Montreal (Canada) 2.100% due 06/15/20	200,000	198,874
2.900% due 03/26/22	250,000	250,339
3.100% due 07/13/20	250,000	251,537
3.100% due 04/13/21	750,000	757,054
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	395,000	392,298
5.140% due 10/14/20	200,000	205,444
Barclays PLC (United Kingdom) 2.875% due 06/08/20	350,000	349,673
3.200% due 08/10/21	350,000	350,297
3.250% due 01/12/21	400,000	400,543
4.610% due 02/15/23	350,000	357,840
BB&T Corp 2.050% due 05/10/21	800,000	789,471
2.625% due 06/29/20	150,000	149,903
Berkshire Hathaway Finance Corp 4.250% due 01/15/21	250,000	258,137
Berkshire Hathaway Inc 2.200% due 03/15/21	200,000	199,193
3.400% due 01/31/22	200,000	205,554
3.750% due 08/15/21	200,000	206,140
BlackRock Inc 4.250% due 05/24/21	200,000	207,566
BNP Paribas SA (France) 2.375% due 05/21/20	150,000	149,542
5.000% due 01/15/21	750,000	779,687
Boston Properties LP REIT 5.625% due 11/15/20	350,000	363,540

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
BPCE SA (France) 2.650% due 02/03/21	$500,000	$499,200
Branch Banking & Trust 2.250% due 06/01/20	250,000	248,797
2.625% due 01/15/22	250,000	250,052
Canadian Imperial Bank of Commerce (Canada) 2.100% due 10/05/20	200,000	198,428
2.700% due 02/02/21	250,000	250,304
Capital One Financial Corp 2.400% due 10/30/20	350,000	348,172
2.500% due 05/12/20	400,000	398,839
3.050% due 03/09/22	300,000	301,692
3.450% due 04/30/21	100,000	101,266
Capital One NA 2.250% due 09/13/21	300,000	295,411
2.950% due 07/23/21	400,000	401,528
Chubb INA Holdings Inc 2.300% due 11/03/20	300,000	298,660
Citibank NA 2.100% due 06/12/20	150,000	148,946
2.125% due 10/20/20	500,000	495,997
2.850% due 02/12/21	400,000	401,633
3.165% due 02/19/22	500,000	502,002
3.400% due 07/23/21	250,000	253,396
Citigroup Inc 2.350% due 08/02/21	500,000	494,432
2.650% due 10/26/20	500,000	499,000
2.700% due 03/30/21	750,000	749,638
2.900% due 12/08/21	1,000,000	999,812
3.142% due 01/24/23	950,000	953,969
5.375% due 08/09/20	250,000	258,775
Citizens Bank NA 2.200% due 05/26/20	250,000	248,214
2.250% due 10/30/20	250,000	247,991
2.550% due 05/13/21	350,000	347,709
CNA Financial Corp 5.875% due 08/15/20	250,000	260,045
Comerica Bank 2.500% due 06/02/20	193,000	192,235
Commonwealth Bank of Australia (Australia) 2.400% due 11/02/20	400,000	398,275
Compass Bank 3.500% due 06/11/21	250,000	252,264
Cooperatieve Rabobank UA (Netherlands) 2.500% due 01/19/21	300,000	298,707
2.750% due 01/10/22	1,350,000	1,349,735
3.125% due 04/26/21	250,000	251,256
3.875% due 02/08/22	250,000	257,303
Credit Suisse AG (Switzerland) 3.000% due 10/29/21	350,000	351,711
4.375% due 08/05/20	350,000	357,440
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.125% due 12/10/20	500,000	501,843
3.450% due 04/16/21	300,000	303,292
Crown Castle International Corp REIT 3.400% due 02/15/21	250,000	252,197
Deutsche Bank AG (Germany) 2.700% due 07/13/20	350,000	346,308
2.950% due 08/20/20	200,000	197,990
3.150% due 01/22/21	500,000	492,740
3.375% due 05/12/21	166,000	163,531
4.250% due 02/04/21	250,000	251,090
4.250% due 10/14/21	750,000	754,114
5.000% due 02/14/22	600,000	613,756
Digital Realty Trust LP REIT 3.400% due 10/01/20	200,000	201,512
5.250% due 03/15/21	200,000	207,375

	Principal Amount	Value
Discover Bank 3.100% due 06/04/20	$350,000	$350,872
3.200% due 08/09/21	250,000	251,317
ERP Operating LP REIT 4.750% due 07/15/20	105,000	107,211
Fifth Third Bancorp 2.875% due 07/27/20	300,000	300,553
Fifth Third Bank 2.200% due 10/30/20	200,000	198,472
2.250% due 06/14/21	200,000	197,982
3.350% due 07/26/21	200,000	202,964
First Horizon National Corp 3.500% due 12/15/20	250,000	251,420
GE Capital International Funding Co Unlimited Co 2.342% due 11/15/20	1,950,000	1,926,355
GLP Capital LP REIT 4.875% due 11/01/20	300,000	306,450
Goldman Sachs Bank USA 3.200% due 06/05/20	85,000	85,549
HSBC Bank USA NA 4.875% due 08/24/20	300,000	308,330
HSBC Holdings PLC (United Kingdom) 2.650% due 01/05/22	1,100,000	1,090,942
2.950% due 05/25/21	500,000	500,108
3.262% due 03/13/23	600,000	601,924
3.400% due 03/08/21	750,000	757,022
HSBC USA Inc 2.750% due 08/07/20	600,000	600,604
Huntington Bancshares Inc 2.300% due 01/14/22	400,000	394,185
3.150% due 03/14/21	250,000	252,207
Intercontinental Exchange Inc 2.750% due 12/01/20	150,000	150,263
International Lease Finance Corp 6.250% due 05/15/19	150,000	150,553
8.250% due 12/15/20	250,000	270,263
Jefferies Group LLC 6.875% due 04/15/21	250,000	267,267
JPMorgan Chase & Co 2.295% due 08/15/21	1,000,000	988,961
2.550% due 10/29/20	500,000	498,918
2.550% due 03/01/21	400,000	398,994
2.750% due 06/23/20	600,000	600,473
3.207% due 04/01/23	390,000	392,731
3.514% due 06/18/22	750,000	760,833
4.250% due 10/15/20	400,000	409,432
4.400% due 07/22/20	450,000	460,235
4.500% due 01/24/22	850,000	889,312
4.625% due 05/10/21	500,000	518,969
JPMorgan Chase Bank NA 3.086% due 04/26/21	500,000	501,473
KeyBank NA 2.500% due 11/22/21	250,000	248,634
3.350% due 06/15/21	250,000	253,903
KeyCorp 2.900% due 09/15/20	200,000	200,568
5.100% due 03/24/21	200,000	208,781
Lloyds Bank PLC (United Kingdom) 2.350% due 09/05/19	200,000	199,446
2.700% due 08/17/20	200,000	199,779
3.300% due 05/07/21	280,000	282,338
Lloyds Banking Group PLC (United Kingdom) 3.000% due 01/11/22	300,000	298,380
3.100% due 07/06/21	300,000	300,257
Manufacturers & Traders Trust 2.050% due 08/17/20	250,000	248,027
2.625% due 01/25/21	250,000	250,304

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Marsh & McLennan Cos Inc 2.350% due 09/10/19	$200,000	$199,771
3.500% due 12/29/20	50,000	50,685
Mastercard Inc 2.000% due 11/21/21	200,000	197,531
MetLife Inc 4.750% due 02/08/21	193,000	200,088
Mitsubishi UFJ Financial Group Inc (Japan) 2.190% due 09/13/21	300,000	294,916
2.950% due 03/01/21	700,000	701,642
3.218% due 03/07/22	450,000	453,647
3.535% due 07/26/21	115,000	116,695
Mizuho Financial Group Inc (Japan) 2.273% due 09/13/21	300,000	295,064
2.953% due 02/28/22	350,000	350,118
Morgan Stanley 2.500% due 04/21/21	500,000	497,245
2.625% due 11/17/21	950,000	945,379
2.800% due 06/16/20	600,000	600,639
5.500% due 07/24/20	500,000	517,264
5.500% due 07/28/21	750,000	794,479
5.750% due 01/25/21	300,000	315,208
MUFG Union Bank NA 3.150% due 04/01/22	250,000	252,272
National Australia Bank Ltd (Australia) 1.875% due 07/12/21	400,000	391,879
2.125% due 05/22/20	250,000	248,431
2.500% due 01/12/21	250,000	248,597
2.625% due 07/23/20	250,000	249,615
3.375% due 09/20/21	300,000	304,101
3.700% due 11/04/21	250,000	255,475
National Bank of Canada (Canada) 2.200% due 11/02/20	400,000	396,560
National Rural Utilities Cooperative Finance Corp 3.050% due 02/15/22	350,000	353,944
Northern Trust Corp 3.450% due 11/04/20	350,000	355,130
PNC Bank NA 2.000% due 05/19/20	300,000	298,160
2.450% due 11/05/20	600,000	597,889
2.500% due 01/22/21	700,000	699,678
2.600% due 07/21/20	500,000	499,724
Prudential Financial Inc 4.500% due 11/15/20	200,000	205,686
5.375% due 06/21/20	100,000	103,254
Regions Bank 2.750% due 04/01/21	250,000	249,297
3.374% due 08/13/21	150,000	150,753
Royal Bank of Canada (Canada) 2.150% due 10/26/20	810,000	804,930
2.350% due 10/30/20	75,000	74,721
2.500% due 01/19/21	650,000	649,827
3.200% due 04/30/21	250,000	253,021
Santander Holdings USA Inc 2.650% due 04/17/20	250,000	249,179
3.700% due 03/28/22	500,000	505,736
4.450% due 12/03/21	60,000	61,813
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	200,000	199,904
2.875% due 08/05/21	350,000	347,403
Santander UK PLC (United Kingdom) 2.125% due 11/03/20	200,000	197,839
2.500% due 01/05/21	400,000	397,258
3.400% due 06/01/21	200,000	201,637
3.750% due 11/15/21	200,000	203,669
Simon Property Group LP REIT 2.500% due 09/01/20	600,000	599,138
4.375% due 03/01/21	250,000	257,027

	Principal Amount	Value
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	$500,000	$498,248
Sumitomo Mitsui Banking Corp (Japan) 2.450% due 10/20/20	300,000	299,166
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	400,000	393,313
2.846% due 01/11/22	500,000	500,806
2.934% due 03/09/21	350,000	351,016
SunTrust Bank 3.502% due 08/02/22	100,000	101,457
3.525% due 10/26/21	40,000	40,432
SunTrust Banks Inc 2.700% due 01/27/22	200,000	199,509
2.900% due 03/03/21	250,000	250,748
Svenska Handelsbanken AB (Sweden) 1.875% due 09/07/21	250,000	245,173
1.950% due 09/08/20	250,000	247,351
2.400% due 10/01/20	300,000	299,030
2.450% due 03/30/21	300,000	298,754
3.350% due 05/24/21	250,000	252,967
Synchrony Bank 3.650% due 05/24/21	250,000	252,436
Synchrony Financial 3.750% due 08/15/21	250,000	252,813
The Bank of New York Mellon Corp 2.050% due 05/03/21	350,000	345,655
2.450% due 11/27/20	200,000	199,195
2.500% due 04/15/21	200,000	199,622
2.600% due 08/17/20	200,000	200,039
2.600% due 02/07/22	250,000	250,014
3.550% due 09/23/21	350,000	357,831
The Bank of Nova Scotia (Canada) 2.150% due 07/14/20	300,000	298,406
2.450% due 03/22/21	350,000	348,464
2.500% due 01/08/21	450,000	448,785
2.800% due 07/21/21	250,000	250,849
3.125% due 04/20/21	750,000	755,908
The Charles Schwab Corp 3.250% due 05/21/21	135,000	136,765
4.450% due 07/22/20	150,000	153,491
The Goldman Sachs Group Inc 2.350% due 11/15/21	550,000	541,874
2.600% due 04/23/20	250,000	249,360
2.600% due 12/27/20	400,000	398,030
2.625% due 04/25/21	300,000	298,868
2.750% due 09/15/20	650,000	649,445
2.875% due 02/25/21	550,000	550,520
2.876% due 10/31/22	650,000	644,930
5.250% due 07/27/21	800,000	840,755
5.750% due 01/24/22	1,100,000	1,180,569
The Huntington National Bank 3.250% due 05/14/21	250,000	252,492
The PNC Financial Services Group Inc 4.375% due 08/11/20	200,000	204,775
The Progressive Corp 3.750% due 08/23/21	200,000	203,965
The Toronto-Dominion Bank (Canada) 1.800% due 07/13/21	500,000	490,045
1.850% due 09/11/20	300,000	296,892
2.125% due 04/07/21	350,000	346,598
2.500% due 12/14/20	500,000	499,162
3.150% due 09/17/20	250,000	252,378
3.250% due 06/11/21	200,000	202,512
The Western Union Co 3.600% due 03/15/22	300,000	305,001
UBS AG (Switzerland) 4.875% due 08/04/20	250,000	257,049

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Unum Group 3.000% due 05/15/21	$125,000	$125,028
US Bancorp 2.350% due 01/29/21	200,000	199,328
2.625% due 01/24/22	200,000	200,366
US Bank NA 2.050% due 10/23/20	250,000	248,104
3.000% due 02/04/21	250,000	251,720
3.050% due 07/24/20	250,000	251,591
3.104% due 05/21/21	350,000	351,522
3.150% due 04/26/21	250,000	252,477
3.450% due 11/16/21	300,000	306,081
Ventas Realty LP REIT 2.700% due 04/01/20	100,000	99,803
Visa Inc 2.200% due 12/14/20	700,000	697,123
Wells Fargo & Co 2.500% due 03/04/21	1,150,000	1,145,030
2.600% due 07/22/20	650,000	649,206
3.500% due 03/08/22	1,000,000	1,019,662
4.600% due 04/01/21	200,000	206,688
Wells Fargo Bank NA 2.600% due 01/15/21	500,000	498,683
3.325% due 07/23/21	1,000,000	1,006,884
3.625% due 10/22/21	850,000	866,495
Welltower Inc REIT 4.950% due 01/15/21	300,000	309,237
Westpac Banking Corp (Australia) 2.000% due 08/19/21	500,000	491,267
2.300% due 05/26/20	500,000	498,018
2.600% due 11/23/20	400,000	399,531
2.650% due 01/25/21	250,000	249,861
3.050% due 05/15/20	150,000	150,719
Willis Towers Watson PLC 5.750% due 03/15/21	200,000	209,523
Zions Bancorp NA 3.350% due 03/04/22	250,000	252,336

		103,014,183

Industrial - 5.7%

3M Co 2.750% due 03/01/22	100,000	100,893
3.000% due 09/14/21	445,000	450,449
ABB Finance USA Inc (Switzerland) 2.800% due 04/03/20	90,000	90,037
Agilent Technologies Inc 5.000% due 07/15/20	200,000	205,542
Burlington Northern Santa Fe LLC 3.050% due 03/15/22	300,000	303,758
Caterpillar Financial Services Corp 1.700% due 08/09/21	300,000	294,239
1.850% due 09/04/20	165,000	163,226
2.950% due 05/15/20	350,000	351,212
2.950% due 02/26/22	200,000	202,043
3.150% due 09/07/21	110,000	111,324
3.350% due 12/07/20	100,000	101,347
Caterpillar Inc 3.900% due 05/27/21	200,000	205,352
CNH Industrial Capital LLC 4.375% due 11/06/20	200,000	204,010
4.875% due 04/01/21	200,000	206,000
CSX Corp 3.700% due 10/30/20	200,000	202,665
Emerson Electric Co 2.625% due 12/01/21	300,000	300,304
FedEx Corp 3.400% due 01/14/22	140,000	141,975
Fortive Corp 2.350% due 06/15/21	200,000	197,980

	Principal Amount	Value
GATX Corp 2.500% due 07/30/19	$200,000	$199,514
General Dynamics Corp 2.875% due 05/11/20	450,000	451,575
3.000% due 05/11/21	450,000	453,962
General Electric Co 4.625% due 01/07/21	200,000	205,437
4.650% due 10/17/21	300,000	311,109
5.300% due 02/11/21	300,000	310,652
Honeywell International Inc 1.850% due 11/01/21	500,000	491,373
John Deere Capital Corp 1.950% due 06/22/20	210,000	208,405
2.375% due 07/14/20	200,000	199,434
2.875% due 03/12/21	500,000	502,590
2.950% due 04/01/22	90,000	90,884
3.125% due 09/10/21	135,000	136,600
3.900% due 07/12/21	300,000	308,261
Johnson Controls International PLC 5.000% due 03/30/20	250,000	255,276
L3 Technologies Inc 4.950% due 02/15/21	200,000	206,717
Lockheed Martin Corp 2.500% due 11/23/20	250,000	249,343
3.350% due 09/15/21	250,000	254,121
Masco Corp 7.125% due 03/15/20	7,000	7,276
Northrop Grumman Corp 2.080% due 10/15/20	150,000	148,674
3.500% due 03/15/21	250,000	253,875
Precision Castparts Corp 2.250% due 06/15/20	200,000	199,244
Raytheon Co 3.125% due 10/15/20	150,000	151,583
Rockwell Collins Inc 2.800% due 03/15/22	300,000	299,497
Roper Technologies Inc 3.000% due 12/15/20	300,000	300,741
Ryder System Inc 2.450% due 09/03/19	150,000	149,720
2.800% due 03/01/22	300,000	298,967
3.500% due 06/01/21	50,000	50,634
Tech Data Corp 3.700% due 02/15/22	300,000	302,188
The Boeing Co 8.750% due 08/15/21	200,000	227,391
Union Pacific Corp 2.250% due 06/19/20	200,000	199,187
2.950% due 03/01/22	55,000	55,476
3.200% due 06/08/21	135,000	136,430
United Parcel Service Inc 2.050% due 04/01/21	300,000	297,510
3.125% due 01/15/21	300,000	303,658
United Technologies Corp 1.900% due 05/04/20	250,000	247,960
3.350% due 08/16/21	270,000	273,785
4.500% due 04/15/20	250,000	254,715
Waste Management Inc 4.600% due 03/01/21	300,000	310,270

		13,136,390

Technology - 7.3%

Activision Blizzard Inc 2.300% due 09/15/21	200,000	197,331
Analog Devices Inc 2.500% due 12/05/21	150,000	148,718
2.950% due 01/12/21	150,000	150,505
Apple Inc 1.550% due 08/04/21	200,000	195,944
1.800% due 05/11/20	550,000	545,874

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
2.000% due 11/13/20	$250,000	$248,322
2.150% due 02/09/22	300,000	297,146
2.250% due 02/23/21	750,000	747,302
2.500% due 02/09/22	400,000	399,811
2.850% due 05/06/21	650,000	654,416
Applied Materials Inc 2.625% due 10/01/20	200,000	199,776
Broadcom Corp 2.200% due 01/15/21	100,000	98,484
3.000% due 01/15/22	750,000	747,346
Broadcom Inc 3.125% due 04/15/21	250,000	249,705
3.125% due 10/15/22	85,000	84,612
CA Inc 5.375% due 12/01/19	200,000	202,766
Dell International LLC 4.420% due 06/15/21 ~	1,050,000	1,077,803
Electronic Arts Inc 3.700% due 03/01/21	227,000	230,796
Fidelity National Information Services Inc 2.250% due 08/15/21	250,000	245,729
3.625% due 10/15/20	250,000	252,745
Fiserv Inc 2.700% due 06/01/20	250,000	249,782
Hewlett Packard Enterprise Co 3.500% due 10/05/21	125,000	126,720
3.600% due 10/15/20	650,000	656,290
HP Inc 3.750% due 12/01/20	150,000	152,590
4.375% due 09/15/21	250,000	258,643
IBM Corp 2.500% due 01/27/22	300,000	297,774
IBM Credit LLC 1.800% due 01/20/21	150,000	147,789
2.650% due 02/05/21	750,000	749,424
3.600% due 11/30/21	300,000	306,557
Intel Corp 1.700% due 05/19/21	100,000	98,337
1.850% due 05/11/20	250,000	248,124
2.450% due 07/29/20	400,000	399,610
3.300% due 10/01/21	400,000	407,883
Lam Research Corp 2.800% due 06/15/21	200,000	200,141
Microsoft Corp 1.550% due 08/08/21	750,000	732,509
2.000% due 11/03/20	550,000	546,373
2.400% due 02/06/22	1,000,000	999,605
NetApp Inc 2.000% due 09/27/19	55,000	54,776
NVIDIA Corp 2.200% due 09/16/21	200,000	197,431
Oracle Corp 1.900% due 09/15/21	1,100,000	1,082,627
2.800% due 07/08/21	300,000	301,398
3.875% due 07/15/20	200,000	203,430
QUALCOMM Inc 2.250% due 05/20/20	400,000	398,445
Seagate HDD Cayman 4.250% due 03/01/22	250,000	250,864
Texas Instruments Inc 1.750% due 05/01/20	350,000	347,344
VMware Inc 2.300% due 08/21/20	305,000	302,324
Xilinx Inc 3.000% due 03/15/21	200,000	200,514

		16,892,435

Utilities - 3.8%

American Electric Power Co Inc 2.150% due 11/13/20	70,000	69,379
3.650% due 12/01/21	200,000	204,156

	Principal Amount	Value
Berkshire Hathaway Energy Co 2.375% due 01/15/21	$95,000	$94,638
CenterPoint Energy Inc 3.600% due 11/01/21	315,000	319,866
Consolidated Edison Inc 2.000% due 05/15/21	200,000	197,017
Consumers Energy Co 5.650% due 04/15/20	200,000	205,706
Dominion Energy Inc 2.000% due 08/15/21	400,000	390,680
2.579% due 07/01/20	350,000	348,170
DPL Inc 7.250% due 10/15/21	250,000	269,638
Duke Energy Corp 3.550% due 09/15/21	250,000	254,023
Duke Energy Florida LLC 3.100% due 08/15/21	500,000	503,682
Edison International 2.125% due 04/15/20	100,000	99,259
Emera US Finance LP (Canada) 2.150% due 06/15/19	65,000	64,876
2.700% due 06/15/21	200,000	198,298
Eversource Energy 2.500% due 03/15/21	200,000	198,938
Exelon Corp 2.850% due 06/15/20	100,000	99,920
5.150% due 12/01/20	45,000	46,410
Exelon Generation Co LLC 3.400% due 03/15/22	600,000	608,707
LG&E & KU Energy LLC 3.750% due 11/15/20	250,000	252,860
Nevada Power Co 2.750% due 04/15/20	185,000	185,240
NextEra Energy Capital Holdings Inc 2.900% due 04/01/22	100,000	100,190
4.500% due 06/01/21	400,000	412,492
NV Energy Inc 6.250% due 11/15/20	54,000	56,940
Ohio Power Co 5.375% due 10/01/21	250,000	266,433
PECO Energy Co 1.700% due 09/15/21	300,000	293,212
PNM Resources Inc 3.250% due 03/09/21	100,000	99,993
Public Service Enterprise Group Inc 2.000% due 11/15/21	350,000	340,042
Puget Energy Inc 6.500% due 12/15/20	250,000	263,869
Sempra Energy 2.400% due 02/01/20	130,000	129,441
2.400% due 03/15/20	200,000	199,009
Southern California Edison Co 2.900% due 03/01/21	100,000	99,315
3.875% due 06/01/21	250,000	252,063
Southern Power Co 2.500% due 12/15/21	300,000	296,934
The Southern Co 2.350% due 07/01/21	250,000	247,206
2.750% due 06/15/20	400,000	400,072
WEC Energy Group Inc 3.100% due 03/08/22	70,000	70,622
3.375% due 06/15/21	300,000	303,709
Xcel Energy Inc 2.400% due 03/15/21	400,000	397,297

		8,840,302

Total Corporate Bonds & Notes (Cost $228,729,196)		229,523,230

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value

SHORT-TERM INVESTMENT - 0.7%

Money Market Fund - 0.7%

BlackRock Liquidity Funds T-Fund Portfolio, 2.370%	1,596,453	$1,596,453

Total Short-Term Investment (Cost $1,596,453)		1,596,453

TOTAL INVESTMENTS - 100.0% (Cost $230,325,649)		231,119,683

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(104,612)

NET ASSETS - 100.0%		$231,015,071

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$229,523,230	$-	$229,523,230	$-
	Short-Term Investment	1,596,453	1,596,453	-	-

	Total	$231,119,683	$1,596,453	$229,523,230	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.1%

Basic Materials - 0.7%

Air Products & Chemicals Inc 3.350% due 07/31/24	$100,000	$103,023
Albemarle Corp 5.450% due 12/01/44	50,000	51,824
ArcelorMittal (Luxembourg) 5.250% due 08/05/20	50,000	51,390
5.500% due 03/01/21	40,000	41,809
6.125% due 06/01/25	30,000	33,301
6.250% due 02/25/22	35,000	37,783
7.000% due 10/15/39	42,000	47,961
Barrick North America Finance LLC (Canada) 5.750% due 05/01/43	200,000	232,558
BHP Billiton Finance USA Ltd (Australia) 5.000% due 09/30/43	300,000	353,577
Celanese US Holdings LLC 4.625% due 11/15/22	30,000	31,074
5.875% due 06/15/21	30,000	31,583
Corp Andina de Fomento (Multi-National) 2.750% due 01/06/23	400,000	395,242
DowDuPont Inc 4.205% due 11/15/23	200,000	209,346
4.493% due 11/15/25	100,000	106,696
4.725% due 11/15/28	150,000	162,142
5.319% due 11/15/38	65,000	72,482
5.419% due 11/15/48	75,000	85,280
Eastman Chemical Co 3.800% due 03/15/25	100,000	102,399
4.650% due 10/15/44	50,000	49,009
4.800% due 09/01/42	100,000	99,268
Fibria Overseas Finance Ltd (Brazil) 4.000% due 01/14/25	50,000	49,375
5.500% due 01/17/27	50,000	52,363
FMC Corp 4.100% due 02/01/24	50,000	51,033
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	149,801
Huntsman International LLC 4.500% due 05/01/29	45,000	44,886
International Flavors & Fragrances Inc 3.400% due 09/25/20	15,000	15,097
International Paper Co 4.350% due 08/15/48	100,000	93,672
4.750% due 02/15/22	57,000	59,767
6.000% due 11/15/41	200,000	224,146
7.500% due 08/15/21	27,000	29,749
Kinross Gold Corp (Canada) 5.950% due 03/15/24	100,000	107,500
LYB International Finance II BV 3.500% due 03/02/27	264,000	254,332
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	67,983
Newmont Mining Corp 3.500% due 03/15/22	100,000	101,453
5.875% due 04/01/35	100,000	114,889
Nucor Corp 4.000% due 08/01/23	25,000	26,148
4.125% due 09/15/22	50,000	52,289
5.200% due 08/01/43	25,000	28,541
Nutrien Ltd (Canada) 4.200% due 04/01/29 #	55,000	56,669
5.250% due 01/15/45	145,000	153,905
PPG Industries Inc 3.600% due 11/15/20	50,000	50,729
Praxair Inc 2.200% due 08/15/22	100,000	98,942

	Principal Amount	Value
Rio Tinto Finance USA Ltd (Australia) 7.125% due 07/15/28	$50,000	$65,011
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	226,333
RPM International Inc 5.250% due 06/01/45	50,000	50,462
Southern Copper Corp (Peru) 5.250% due 11/08/42	150,000	156,851
7.500% due 07/27/35	50,000	63,110
The Dow Chemical Co 4.125% due 11/15/21	200,000	205,912
4.250% due 11/15/20	100,000	101,942
4.250% due 10/01/34	200,000	196,199
The Mosaic Co 5.450% due 11/15/33	163,000	175,697
The Sherwin-Williams Co 2.750% due 06/01/22	50,000	49,737
3.125% due 06/01/24	25,000	24,872
3.450% due 06/01/27	60,000	59,057
3.950% due 01/15/26	150,000	151,408
4.000% due 12/15/42	50,000	45,350
4.500% due 06/01/47	29,000	28,673
7.250% due 06/15/19	25,000	25,218
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	96,000	98,352
6.875% due 11/21/36	150,000	172,125
8.250% due 01/17/34	100,000	125,969
Westlake Chemical Corp 4.375% due 11/15/47	100,000	88,898

		6,292,192

Communications - 2.4%

Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	200,000	201,380
3.600% due 11/28/24	200,000	205,232
Alphabet Inc 1.998% due 08/15/26	200,000	189,014
Amazon.com Inc 1.900% due 08/21/20	130,000	128,992
2.400% due 02/22/23	200,000	198,239
3.300% due 12/05/21	100,000	102,357
3.875% due 08/22/37	195,000	203,972
4.050% due 08/22/47	70,000	74,145
4.250% due 08/22/57	100,000	107,950
5.200% due 12/03/25	50,000	56,805
America Movil SAB de CV (Mexico) 6.125% due 03/30/40	250,000	314,018
6.375% due 03/01/35	125,000	155,878
AT&T Inc 3.200% due 03/01/22	35,000	35,329
3.400% due 05/15/25	300,000	297,331
3.800% due 03/01/24	50,000	51,274
3.950% due 01/15/25	45,000	45,972
4.125% due 02/17/26	300,000	307,011
4.250% due 03/01/27	100,000	103,024
4.300% due 02/15/30	735,000	745,145
4.300% due 12/15/42	393,000	363,095
4.350% due 03/01/29	150,000	153,428
4.350% due 06/15/45	177,000	162,982
4.500% due 05/15/35	90,000	88,926
4.550% due 03/09/49	100,000	94,773
4.850% due 03/01/39	70,000	70,495
5.150% due 03/15/42	200,000	205,291
5.150% due 11/15/46	100,000	102,973
5.350% due 09/01/40	161,000	169,676
5.450% due 03/01/47	50,000	53,589
5.700% due 03/01/57	50,000	54,371
6.000% due 08/15/40	50,000	56,460
6.375% due 03/01/41	50,000	58,838
Baidu Inc (China) 2.875% due 07/06/22	300,000	296,564

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Bell Canada Inc (Canada) 4.464% due 04/01/48	$65,000	$67,648
Booking Holdings Inc 3.600% due 06/01/26	50,000	50,937
British Telecommunications PLC (United Kingdom) 5.125% due 12/04/28	200,000	214,478
9.625% due 12/15/30	50,000	71,580
CBS Corp 2.500% due 02/15/23	100,000	97,687
2.900% due 01/15/27	50,000	46,779
3.375% due 02/15/28	55,000	52,492
4.200% due 06/01/29	100,000	100,885
5.900% due 10/15/40	50,000	55,343
7.875% due 07/30/30	100,000	132,149
Charter Communications Operating LLC 3.750% due 02/15/28	100,000	96,725
4.200% due 03/15/28	200,000	198,826
4.464% due 07/23/22	100,000	103,538
4.500% due 02/01/24	100,000	104,228
4.908% due 07/23/25	150,000	158,312
5.375% due 05/01/47	50,000	49,892
6.384% due 10/23/35	70,000	78,293
6.484% due 10/23/45	165,000	185,389
6.834% due 10/23/55	50,000	56,786
Cisco Systems Inc 1.850% due 09/20/21	100,000	98,382
2.200% due 02/28/21	50,000	49,673
2.600% due 02/28/23	50,000	50,313
2.950% due 02/28/26	50,000	50,227
3.000% due 06/15/22	60,000	60,916
5.500% due 01/15/40	250,000	317,676
Comcast Corp 2.350% due 01/15/27	40,000	37,429
3.000% due 02/01/24	100,000	100,407
3.300% due 10/01/20	50,000	50,495
3.300% due 02/01/27	100,000	99,821
3.375% due 08/15/25	365,000	370,355
3.400% due 07/15/46	55,000	48,903
3.450% due 10/01/21	65,000	66,324
3.550% due 05/01/28	400,000	404,230
3.700% due 04/15/24	85,000	87,876
3.950% due 10/15/25	100,000	104,720
3.969% due 11/01/47	289,000	279,819
3.999% due 11/01/49	211,000	206,047
4.000% due 08/15/47	100,000	97,500
4.049% due 11/01/52	97,000	94,227
4.150% due 10/15/28	95,000	100,247
4.250% due 10/15/30	70,000	74,517
4.250% due 01/15/33	250,000	264,771
4.400% due 08/15/35	77,000	80,620
4.600% due 10/15/38	85,000	91,284
4.600% due 08/15/45	77,000	82,344
4.700% due 10/15/48	75,000	81,803
4.750% due 03/01/44	300,000	326,244
4.950% due 10/15/58	80,000	88,534
Corning Inc 4.375% due 11/15/57	100,000	93,347
4.700% due 03/15/37	50,000	52,018
5.350% due 11/15/48	100,000	114,679
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	255,168
Discovery Communications LLC 3.450% due 03/15/25	100,000	97,870
3.500% due 06/15/22 ~	150,000	150,278
3.800% due 03/13/24	100,000	100,921
3.950% due 03/20/28	60,000	58,406
4.950% due 05/15/42	100,000	93,042
5.200% due 09/20/47	30,000	29,259

	Principal Amount	Value
eBay Inc 2.750% due 01/30/23	$50,000	$49,429
3.600% due 06/05/27	50,000	48,830
Expedia Group Inc 3.800% due 02/15/28	50,000	48,320
4.500% due 08/15/24	200,000	207,831
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	196,994
Motorola Solutions Inc 3.500% due 03/01/23	150,000	150,893
4.600% due 02/23/28	100,000	100,998
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	75,350
Omnicom Group Inc 3.600% due 04/15/26	50,000	49,679
3.625% due 05/01/22	100,000	101,869
4.450% due 08/15/20	50,000	51,087
Orange SA (France) 5.375% due 01/13/42	150,000	170,457
9.000% due 03/01/31	50,000	72,452
Rogers Communications Inc (Canada) 4.300% due 02/15/48	85,000	86,513
4.500% due 03/15/43	25,000	26,163
5.000% due 03/15/44	100,000	111,305
Telefonica Emisiones SA (Spain) 5.213% due 03/08/47	150,000	152,584
5.462% due 02/16/21	40,000	41,843
7.045% due 06/20/36	150,000	183,005
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	329,992
TELUS Corp (Canada) 4.600% due 11/16/48	100,000	106,020
The Walt Disney Co. 3.375% due 11/15/26 ~	200,000	204,485
4.500% due 02/15/21 ~	100,000	103,431
5.400% due 10/01/43 ~	100,000	124,084
6.400% due 12/15/35 ~	50,000	66,507
6.650% due 11/15/37 ~	150,000	207,422
6.900% due 08/15/39 ~	150,000	212,180
Thomson Reuters Corp (Canada) 5.650% due 11/23/43	150,000	164,915
5.850% due 04/15/40	25,000	27,967
Time Warner Cable LLC 5.875% due 11/15/40	150,000	156,350
6.550% due 05/01/37	100,000	110,769
6.750% due 06/15/39	50,000	55,931
7.300% due 07/01/38	150,000	175,208
TWDC Enterprises 18 Corp 2.350% due 12/01/22	100,000	98,990
2.750% due 08/16/21	50,000	50,408
3.000% due 07/30/46	225,000	198,686
Verizon Communications Inc 3.376% due 02/15/25	200,000	202,964
4.125% due 03/16/27	300,000	314,364
4.272% due 01/15/36	57,000	57,821
4.329% due 09/21/28	1,169,000	1,240,513
4.522% due 09/15/48	309,000	318,034
5.250% due 03/16/37	483,000	545,326
5.500% due 03/16/47	75,000	88,061
Viacom Inc 3.875% due 04/01/24	100,000	101,932
4.375% due 03/15/43	70,000	62,940
6.875% due 04/30/36	100,000	117,634
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	45,000	45,428
4.375% due 05/30/28	355,000	361,505
5.000% due 05/30/38	40,000	39,637
5.250% due 05/30/48	75,000	75,126
6.150% due 02/27/37	150,000	166,804
7.875% due 02/15/30	50,000	63,461

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Warner Media LLC 2.950% due 07/15/26	$40,000	$37,927
6.100% due 07/15/40	50,000	57,472
6.200% due 03/15/40	50,000	57,939
6.500% due 11/15/36	100,000	117,982
7.625% due 04/15/31	100,000	131,246
7.700% due 05/01/32	150,000	202,110
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	100,677

		21,113,038

Consumer, Cyclical - 1.5%

American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	102,122	105,875
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	134,925	132,240
American Honda Finance Corp 1.700% due 09/09/21	100,000	97,796
2.450% due 09/24/20	150,000	149,522
2.900% due 02/16/24	250,000	249,892
3.375% due 12/10/21	25,000	25,455
3.625% due 10/10/23	25,000	25,914
Aptiv Corp 4.150% due 03/15/24	40,000	41,405
Aptiv PLC 4.250% due 01/15/26	50,000	51,619
4.400% due 10/01/46	100,000	90,300
AutoNation Inc 4.500% due 10/01/25	100,000	100,546
AutoZone Inc 3.750% due 06/01/27	100,000	101,246
4.000% due 11/15/20	50,000	50,626
Best Buy Co Inc 4.450% due 10/01/28	50,000	50,734
BorgWarner Inc 3.375% due 03/15/25	200,000	198,740
Cintas Corp No 2 2.900% due 04/01/22	50,000	50,179
3.700% due 04/01/27	50,000	51,426
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	22,453	22,874
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	71,394
Darden Restaurants Inc 3.850% due 05/01/27	130,000	129,046
Delta Air Lines Inc 2.600% due 12/04/20	25,000	24,855
3.625% due 03/15/22	100,000	100,755
Delta Air Lines Pass Through Trust “AA” 3.204% due 10/25/25	25,000	25,368
Dollar General Corp 3.250% due 04/15/23	50,000	50,330
3.875% due 04/15/27	50,000	50,616
4.150% due 11/01/25	25,000	26,103
Dollar Tree Inc 3.700% due 05/15/23	45,000	45,680
4.200% due 05/15/28	45,000	44,926
Ford Motor Co 5.291% due 12/08/46	100,000	84,032
7.450% due 07/16/31	150,000	160,180
Ford Motor Credit Co LLC 2.425% due 06/12/20	200,000	197,432
3.096% due 05/04/23	200,000	187,746
3.815% due 11/02/27	200,000	174,491
4.375% due 08/06/23	200,000	196,016
5.875% due 08/02/21	250,000	259,108
General Motors Co 4.200% due 10/01/27	50,000	48,039
5.400% due 04/01/48	50,000	45,952

	Principal Amount	Value
6.250% due 10/02/43	$100,000	$100,219
6.750% due 04/01/46	25,000	26,105
General Motors Financial Co Inc 2.450% due 11/06/20	100,000	98,843
2.650% due 04/13/20	85,000	84,676
3.500% due 11/07/24	100,000	96,731
3.700% due 11/24/20	100,000	100,865
3.700% due 05/09/23	200,000	199,142
3.950% due 04/13/24	100,000	99,079
4.000% due 10/06/26	50,000	47,980
4.150% due 06/19/23	250,000	252,599
4.200% due 11/06/21	100,000	101,954
Hasbro Inc 3.150% due 05/15/21	50,000	50,193
3.500% due 09/15/27	30,000	28,928
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	26,458
Kohl’s Corp 3.250% due 02/01/23	100,000	99,511
4.250% due 07/17/25	50,000	51,319
5.550% due 07/17/45	50,000	48,652
Lear Corp 5.250% due 01/15/25	65,000	67,607
Leggett & Platt Inc 3.800% due 11/15/24	50,000	50,264
Lowe’s Cos Inc 3.100% due 05/03/27	200,000	194,727
3.120% due 04/15/22	100,000	101,000
3.700% due 04/15/46	250,000	222,140
3.875% due 09/15/23	100,000	104,260
Macy’s Retail Holdings Inc 3.625% due 06/01/24	50,000	48,271
3.875% due 01/15/22	100,000	101,045
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	26,110
Marriott International Inc 2.875% due 03/01/21	50,000	49,942
3.125% due 06/15/26	200,000	193,597
3.375% due 10/15/20	83,000	83,471
McDonald’s Corp 2.750% due 12/09/20	45,000	45,093
3.350% due 04/01/23	25,000	25,539
3.375% due 05/26/25	100,000	101,944
3.500% due 07/15/20	50,000	50,558
3.500% due 03/01/27	50,000	50,756
3.700% due 01/30/26	160,000	165,435
3.700% due 02/15/42	200,000	183,605
3.800% due 04/01/28	25,000	25,872
4.450% due 09/01/48	10,000	10,282
4.875% due 07/15/40	10,000	10,643
4.875% due 12/09/45	250,000	271,303
Newell Brands Inc 3.850% due 04/01/23	20,000	19,797
4.200% due 04/01/26	225,000	215,116
5.375% due 04/01/36	12,000	10,980
NIKE Inc 2.250% due 05/01/23	27,000	26,788
3.375% due 11/01/46	200,000	188,591
3.625% due 05/01/43	25,000	24,529
Nordstrom Inc 4.000% due 10/15/21	250,000	255,908
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	102,643
4.350% due 06/01/28	100,000	104,563
PACCAR Financial Corp 2.300% due 08/10/22	100,000	98,387
3.400% due 08/09/23	25,000	25,343
QVC Inc 5.450% due 08/15/34	100,000	97,434

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Ralph Lauren Corp 3.750% due 09/15/25	$50,000	$51,520
Starbucks Corp 2.100% due 02/04/21	60,000	59,488
2.200% due 11/22/20	20,000	19,881
2.450% due 06/15/26	50,000	47,410
3.500% due 03/01/28	100,000	101,140
3.750% due 12/01/47	35,000	31,841
4.300% due 06/15/45	35,000	34,461
Tapestry Inc 4.125% due 07/15/27	100,000	95,711
Target Corp 2.900% due 01/15/22	100,000	101,375
3.375% due 04/15/29	100,000	101,497
3.625% due 04/15/46	25,000	23,695
3.900% due 11/15/47	250,000	248,175
The Home Depot Inc 2.000% due 04/01/21	50,000	49,482
2.125% due 09/15/26	300,000	284,034
2.700% due 04/01/23	100,000	100,589
3.000% due 04/01/26	25,000	25,153
3.250% due 03/01/22	45,000	46,056
3.350% due 09/15/25	45,000	46,401
3.500% due 09/15/56	55,000	50,730
3.900% due 12/06/28	40,000	42,608
4.200% due 04/01/43	300,000	313,535
4.400% due 04/01/21	100,000	103,299
4.500% due 12/06/48	100,000	111,204
5.875% due 12/16/36	75,000	94,617
Toyota Motor Credit Corp 1.900% due 04/08/21	100,000	98,679
2.625% due 01/10/23	100,000	99,878
3.200% due 01/11/27	100,000	101,730
3.350% due 01/08/24	100,000	102,783
4.250% due 01/11/21	100,000	102,923
United Airlines Pass-Through Trust ‘A’ 4.000% due 10/11/27	86,194	87,974
United Airlines Pass-Through Trust ‘AA’ 2.875% due 04/07/30	142,071	136,580
3.100% due 01/07/30	46,042	45,151
Walgreen Co 3.100% due 09/15/22	75,000	75,558
Walgreens Boots Alliance Inc 3.450% due 06/01/26	30,000	29,411
4.650% due 06/01/46	20,000	18,926
4.800% due 11/18/44	165,000	158,757
Walmart Inc 2.650% due 12/15/24	100,000	99,856
3.125% due 06/23/21	550,000	558,026
3.300% due 04/22/24	300,000	309,173
3.400% due 06/26/23	50,000	51,597
3.700% due 06/26/28	100,000	105,377
3.950% due 06/28/38	25,000	26,354
4.050% due 06/29/48	65,000	69,412
Whirlpool Corp 4.750% due 02/26/29	60,000	61,614
WW Grainger Inc 3.750% due 05/15/46	50,000	46,694
4.600% due 06/15/45	20,000	21,391

		12,977,001

Consumer, Non-Cyclical - 4.6%

Abbott Laboratories 2.900% due 11/30/21	150,000	150,724
2.950% due 03/15/25	100,000	99,644
3.400% due 11/30/23	70,000	71,513
3.750% due 11/30/26	227,000	236,066
4.750% due 11/30/36	100,000	112,700
4.900% due 11/30/46	100,000	115,779
6.150% due 11/30/37	25,000	30,922

	Principal Amount	Value
AbbVie Inc 2.500% due 05/14/20	$150,000	$149,577
2.850% due 05/14/23	50,000	49,493
3.200% due 11/06/22	70,000	70,672
3.200% due 05/14/26	100,000	97,399
3.600% due 05/14/25	175,000	175,664
4.300% due 05/14/36	50,000	47,767
4.400% due 11/06/42	125,000	116,426
4.500% due 05/14/35	160,000	157,203
4.700% due 05/14/45	50,000	48,295
Aetna Inc 2.750% due 11/15/22	125,000	123,444
2.800% due 06/15/23	25,000	24,576
3.500% due 11/15/24	100,000	100,115
3.875% due 08/15/47	30,000	26,028
4.125% due 11/15/42	100,000	89,930
Allergan Finance LLC 3.250% due 10/01/22	100,000	100,115
4.625% due 10/01/42	100,000	95,721
Allergan Funding SCS 3.800% due 03/15/25	70,000	71,004
4.750% due 03/15/45	330,000	330,130
Allergan Inc 2.800% due 03/15/23	25,000	24,524
Altria Group Inc 3.800% due 02/14/24	40,000	40,757
4.400% due 02/14/26	25,000	25,773
4.500% due 05/02/43	100,000	90,059
4.750% due 05/05/21	200,000	207,966
4.800% due 02/14/29	75,000	77,463
5.800% due 02/14/39	65,000	68,961
5.950% due 02/14/49	75,000	80,596
6.200% due 02/14/59	30,000	32,322
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	100,847
3.450% due 12/15/27	50,000	48,972
Amgen Inc 3.200% due 11/02/27	50,000	49,105
3.625% due 05/22/24	100,000	102,965
4.400% due 05/01/45	100,000	98,768
5.150% due 11/15/41	174,000	188,102
5.750% due 03/15/40	200,000	227,916
6.400% due 02/01/39	225,000	275,062
Anheuser-Busch Cos LLC (Belgium) 4.700% due 02/01/36 ~	275,000	275,514
4.900% due 02/01/46 ~	330,000	332,134
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	500,000	507,643
4.625% due 02/01/44	300,000	290,393
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.750% due 07/15/42	100,000	86,596
4.000% due 04/13/28	80,000	81,381
4.150% due 01/23/25	60,000	62,592
4.375% due 04/15/38	35,000	33,697
4.439% due 10/06/48	200,000	188,824
4.600% due 04/15/48	50,000	48,268
4.750% due 01/23/29	55,000	58,617
4.750% due 04/15/58	100,000	95,656
4.900% due 01/23/31	65,000	70,130
4.950% due 01/15/42	300,000	303,825
5.450% due 01/23/39	65,000	70,522
5.550% due 01/23/49	100,000	110,099
5.800% due 01/23/59	45,000	50,239
Anthem Inc 2.500% due 11/21/20	15,000	14,931
2.950% due 12/01/22	50,000	50,005
3.300% due 01/15/23	75,000	75,951
3.350% due 12/01/24	400,000	403,874

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
3.650% due 12/01/27	$30,000	$29,984
4.375% due 12/01/47	30,000	29,930
4.625% due 05/15/42	100,000	103,560
4.650% due 01/15/43	50,000	51,878
Archer-Daniels-Midland Co 3.750% due 09/15/47	100,000	97,692
4.016% due 04/16/43	50,000	51,038
4.479% due 03/01/21	100,000	103,712
Ascension Health 3.945% due 11/15/46	70,000	72,233
AstraZeneca PLC (United Kingdom) 2.375% due 11/16/20	100,000	99,465
2.375% due 06/12/22	100,000	98,592
3.125% due 06/12/27	100,000	98,047
3.375% due 11/16/25	100,000	101,005
4.000% due 09/18/42	25,000	24,767
4.375% due 11/16/45	25,000	25,905
6.450% due 09/15/37	100,000	127,363
Automatic Data Processing Inc 2.250% due 09/15/20	50,000	49,739
3.375% due 09/15/25	25,000	25,925
BAT Capital Corp (United Kingdom) 2.764% due 08/15/22	150,000	147,667
3.222% due 08/15/24	100,000	97,892
3.557% due 08/15/27	100,000	94,861
4.390% due 08/15/37	70,000	63,321
Baxalta Inc 2.875% due 06/23/20	45,000	44,964
4.000% due 06/23/25	15,000	15,409
5.250% due 06/23/45	9,000	9,893
Becton Dickinson & Co 2.404% due 06/05/20	35,000	34,759
3.125% due 11/08/21	100,000	100,473
3.363% due 06/06/24	50,000	50,090
3.734% due 12/15/24	129,000	131,125
4.669% due 06/06/47	50,000	52,509
Bestfoods 7.250% due 12/15/26	200,000	253,614
Biogen Inc 5.200% due 09/15/45	300,000	318,748
Block Financial LLC 4.125% due 10/01/20	100,000	101,364
Boston Scientific Corp 3.375% due 05/15/22	300,000	304,264
4.000% due 03/01/29	70,000	72,328
4.550% due 03/01/39	50,000	52,407
4.700% due 03/01/49	70,000	74,703
Bristol-Myers Squibb Co 3.250% due 02/27/27	100,000	99,660
3.250% due 08/01/42	100,000	87,152
Brown-Forman Corp 4.500% due 07/15/45	40,000	44,243
Bunge Ltd Finance Corp 3.000% due 09/25/22	55,000	54,780
3.250% due 08/15/26	20,000	17,989
3.750% due 09/25/27	30,000	27,559
Campbell Soup Co 2.500% due 08/02/22	100,000	97,666
3.650% due 03/15/23	50,000	50,751
4.150% due 03/15/28	100,000	99,806
4.800% due 03/15/48	20,000	18,703
Cardinal Health Inc 2.616% due 06/15/22	50,000	49,388
3.079% due 06/15/24	50,000	48,861
3.410% due 06/15/27	100,000	94,602
3.750% due 09/15/25	50,000	50,020
4.368% due 06/15/47	50,000	44,363
4.900% due 09/15/45	50,000	47,799
Celgene Corp 2.875% due 02/19/21	25,000	24,984

	Principal Amount	Value
3.250% due 08/15/22	$100,000	$101,115
3.250% due 02/20/23	50,000	50,485
3.450% due 11/15/27	50,000	49,563
3.875% due 08/15/25	300,000	308,244
3.900% due 02/20/28	100,000	102,279
4.000% due 08/15/23	100,000	103,773
4.350% due 11/15/47	50,000	48,888
Church & Dwight Co Inc 2.450% due 08/01/22	100,000	98,513
Cigna Corp 3.200% due 09/17/20 ~	100,000	100,517
3.400% due 09/17/21 ~	40,000	40,445
3.750% due 07/15/23 ~	110,000	112,898
4.125% due 11/15/25 ~	45,000	46,632
4.375% due 10/15/28 ~	80,000	82,994
4.800% due 08/15/38 ~	60,000	61,778
4.900% due 12/15/48 ~	55,000	57,004
Cigna Holding Co 3.050% due 10/15/27	30,000	28,469
3.875% due 10/15/47	50,000	44,637
4.500% due 03/15/21	100,000	102,697
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	155,075
Colgate-Palmolive Co 3.700% due 08/01/47	100,000	103,518
CommonSpirit Health 4.350% due 11/01/42	150,000	144,503
Conagra Brands Inc 3.200% due 01/25/23	79,000	79,251
3.800% due 10/22/21	40,000	40,761
4.300% due 05/01/24	15,000	15,554
4.600% due 11/01/25	35,000	36,861
4.850% due 11/01/28	45,000	47,348
5.300% due 11/01/38	50,000	50,895
5.400% due 11/01/48	40,000	40,344
Constellation Brands Inc 2.700% due 05/09/22	200,000	198,640
3.500% due 05/09/27	15,000	14,672
3.750% due 05/01/21	20,000	20,339
4.250% due 05/01/23	85,000	89,138
4.400% due 11/15/25	35,000	36,802
4.650% due 11/15/28	30,000	31,823
5.250% due 11/15/48	30,000	31,920
CVS Health Corp 2.125% due 06/01/21	400,000	393,131
2.800% due 07/20/20	200,000	199,855
2.875% due 06/01/26	100,000	94,764
3.350% due 03/09/21	125,000	126,065
3.700% due 03/09/23	750,000	762,406
3.875% due 07/20/25	200,000	202,713
4.100% due 03/25/25	150,000	154,229
4.300% due 03/25/28	185,000	187,796
4.780% due 03/25/38	95,000	94,355
5.125% due 07/20/45	105,000	107,238
5.300% due 12/05/43	200,000	208,834
Danaher Corp 3.350% due 09/15/25	30,000	30,399
4.375% due 09/15/45	30,000	31,331
Diageo Capital PLC (United Kingdom) 3.875% due 05/18/28	200,000	211,690
3.875% due 04/29/43	100,000	101,345
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	150,969
Dignity Health 5.267% due 11/01/64	100,000	105,896
Ecolab Inc 2.375% due 08/10/22	200,000	197,561
4.350% due 12/08/21	82,000	85,624
Eli Lilly & Co 3.375% due 03/15/29	65,000	66,823

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
3.875% due 03/15/39	$50,000	$51,368
3.950% due 03/15/49	100,000	102,702
4.150% due 03/15/59	50,000	51,733
5.500% due 03/15/27	100,000	117,328
Equifax Inc 2.300% due 06/01/21	50,000	49,101
Express Scripts Holding Co 3.000% due 07/15/23	50,000	49,746
3.300% due 02/25/21	300,000	302,172
3.400% due 03/01/27	20,000	19,498
3.900% due 02/15/22	300,000	308,361
4.800% due 07/15/46	15,000	15,299
General Mills Inc 3.200% due 04/16/21	15,000	15,138
3.200% due 02/10/27	100,000	97,129
3.700% due 10/17/23	40,000	41,042
4.200% due 04/17/28	50,000	52,037
4.550% due 04/17/38	15,000	14,897
4.700% due 04/17/48	20,000	20,059
5.400% due 06/15/40	45,000	48,226
Gilead Sciences Inc 1.950% due 03/01/22	230,000	225,567
2.950% due 03/01/27	100,000	97,417
3.250% due 09/01/22	170,000	173,322
3.650% due 03/01/26	100,000	102,154
4.150% due 03/01/47	75,000	72,629
4.400% due 12/01/21	100,000	103,978
4.500% due 02/01/45	210,000	212,496
4.600% due 09/01/35	45,000	47,512
4.750% due 03/01/46	50,000	52,507
GlaxoSmithKline Capital Inc (United Kingdom) 3.625% due 05/15/25	85,000	88,071
6.375% due 05/15/38	100,000	132,690
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	200,795
3.125% due 05/14/21	105,000	106,012
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	109,509
HCA Inc 4.500% due 02/15/27	60,000	61,763
4.750% due 05/01/23	60,000	63,040
5.250% due 04/15/25	70,000	75,132
5.250% due 06/15/26	75,000	80,530
5.500% due 06/15/47	75,000	80,151
Humana Inc 3.850% due 10/01/24	100,000	101,995
4.625% due 12/01/42	100,000	103,144
Ingredion Inc 3.200% due 10/01/26	100,000	95,744
Johnson & Johnson 1.650% due 03/01/21	50,000	49,226
2.050% due 03/01/23	50,000	49,246
2.450% due 12/05/21	150,000	149,844
2.450% due 03/01/26	50,000	48,972
3.400% due 01/15/38	50,000	49,219
3.500% due 01/15/48	65,000	63,747
3.550% due 03/01/36	25,000	25,206
3.625% due 03/03/37	132,000	134,223
3.700% due 03/01/46	25,000	25,339
3.750% due 03/03/47	50,000	51,455
4.850% due 05/15/41	50,000	58,887
5.950% due 08/15/37	100,000	130,377
Kaiser Foundation Hospitals 3.150% due 05/01/27	225,000	226,267
4.150% due 05/01/47	20,000	21,192
Kellogg Co 3.400% due 11/15/27	100,000	96,268
4.300% due 05/15/28	100,000	102,786
4.500% due 04/01/46	150,000	142,441

	Principal Amount	Value
Keurig Dr Pepper Inc 2.550% due 09/15/26	$50,000	$45,666
3.130% due 12/15/23	50,000	49,790
3.430% due 06/15/27	35,000	33,907
4.420% due 12/15/46	250,000	229,474
4.985% due 05/25/38 ~	175,000	179,142
Kimberly-Clark Corp 3.050% due 08/15/25	50,000	50,832
3.950% due 11/01/28	10,000	10,726
6.625% due 08/01/37	100,000	136,365
Kraft Heinz Foods Co 3.000% due 06/01/26	80,000	74,874
3.375% due 06/15/21	25,000	25,219
4.000% due 06/15/23	100,000	102,978
4.375% due 06/01/46	115,000	100,096
4.625% due 01/30/29	100,000	103,058
6.500% due 02/09/40	175,000	191,563
Laboratory Corp of America Holdings 3.600% due 09/01/27	100,000	99,571
4.625% due 11/15/20	100,000	102,247
4.700% due 02/01/45	50,000	48,897
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	139,406
McCormick & Co Inc 3.400% due 08/15/27	50,000	49,170
McKesson Corp 3.796% due 03/15/24	300,000	306,730
Mead Johnson Nutrition Co (United Kingdom) 4.600% due 06/01/44	200,000	219,091
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	50,888
Medtronic Global Holdings SCA 3.350% due 04/01/27	50,000	50,984
Medtronic Inc 2.750% due 04/01/23	50,000	50,262
3.500% due 03/15/25	380,000	392,771
4.625% due 03/15/45	80,000	91,688
Merck & Co Inc 2.400% due 09/15/22	100,000	99,629
3.400% due 03/07/29	200,000	205,643
3.600% due 09/15/42	300,000	293,479
4.150% due 05/18/43	100,000	106,698
Molson Coors Brewing Co 2.100% due 07/15/21	35,000	34,348
3.000% due 07/15/26	245,000	232,285
4.200% due 07/15/46	40,000	35,683
5.000% due 05/01/42	100,000	98,391
Mondelez International Inc 3.625% due 02/13/26	100,000	101,498
4.125% due 05/07/28	100,000	104,639
Moody’s Corp 2.750% due 12/15/21	50,000	50,028
3.250% due 06/07/21	75,000	75,658
4.875% due 02/15/24	50,000	53,693
4.875% due 12/17/48	50,000	54,951
Mount Sinai Hospitals Group Inc 3.981% due 07/01/48	50,000	49,489
Mylan NV 3.150% due 06/15/21	100,000	99,820
3.950% due 06/15/26	100,000	95,570
5.250% due 06/15/46	265,000	239,281
Northwestern University 3.662% due 12/01/57	25,000	25,639
Novartis Capital Corp (Switzerland) 2.400% due 05/17/22	50,000	49,857
2.400% due 09/21/22	75,000	74,728
3.000% due 11/20/25	100,000	101,786
3.100% due 05/17/27	30,000	30,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
3.400% due 05/06/24	$150,000	$155,660
4.000% due 11/20/45	100,000	104,232
4.400% due 04/24/20	50,000	50,900
NYU Langone Hospitals 4.368% due 07/01/47	25,000	26,558
PepsiCo Inc 1.850% due 04/30/20	100,000	99,402
2.000% due 04/15/21	100,000	99,198
2.250% due 05/02/22	50,000	49,690
2.375% due 10/06/26	55,000	52,816
2.750% due 03/01/23	100,000	101,300
2.750% due 04/30/25	100,000	100,142
3.100% due 07/17/22	50,000	50,978
3.450% due 10/06/46	60,000	58,010
3.500% due 07/17/25	50,000	51,977
3.600% due 03/01/24	71,000	74,251
4.000% due 05/02/47	35,000	36,694
4.600% due 07/17/45	35,000	39,907
Pfizer Inc 2.200% due 12/15/21	50,000	49,628
3.000% due 09/15/21	40,000	40,562
3.000% due 12/15/26	100,000	100,301
3.200% due 09/15/23	50,000	51,203
3.400% due 05/15/24	150,000	155,689
3.600% due 09/15/28	100,000	104,465
3.900% due 03/15/39	25,000	25,682
4.100% due 09/15/38	50,000	52,663
4.125% due 12/15/46	265,000	280,275
4.200% due 09/15/48	35,000	37,602
Philip Morris International Inc 2.125% due 05/10/23	25,000	24,367
2.625% due 02/18/22	25,000	24,984
3.125% due 08/17/27	300,000	294,262
3.250% due 11/10/24	125,000	126,970
3.375% due 08/11/25	50,000	50,483
4.250% due 11/10/44	30,000	29,235
4.500% due 03/20/42	200,000	199,094
6.375% due 05/16/38	100,000	124,148
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	121,314
Princeton University 5.700% due 03/01/39	50,000	64,353
Providence St Joseph Health Obligated Group 3.930% due 10/01/48	35,000	35,240
RELX Capital Inc (United Kingdom) 3.500% due 03/16/23	60,000	60,850
4.000% due 03/18/29	100,000	102,081
Reynolds American Inc (United Kingdom) 6.150% due 09/15/43	300,000	313,997
S&P Global Inc 4.000% due 06/15/25	50,000	52,693
4.400% due 02/15/26	100,000	107,695
Sanofi (France) 3.375% due 06/19/23	100,000	102,796
4.000% due 03/29/21	200,000	205,344
Shire Acquisitions Investments Ireland DAC 2.400% due 09/23/21	250,000	247,262
3.200% due 09/23/26	250,000	241,983
SSM Health Care Corp 3.688% due 06/01/23	50,000	51,344
Stryker Corp 4.100% due 04/01/43	100,000	99,596
4.375% due 05/15/44	300,000	310,518
Sysco Corp 2.500% due 07/15/21	35,000	34,719
2.600% due 10/01/20	50,000	49,946
2.600% due 06/12/22	100,000	99,266
3.250% due 07/15/27	50,000	49,242
3.550% due 03/15/25	50,000	50,774

	Principal Amount	Value
3.750% due 10/01/25	$25,000	$25,623
4.450% due 03/15/48	50,000	51,089
4.500% due 04/01/46	25,000	25,827
4.850% due 10/01/45	15,000	16,138
Takeda Pharmaceutical Co Ltd (Japan) 4.400% due 11/26/23 ~	100,000	105,193
5.000% due 11/26/28 ~	100,000	108,601
The Board of Trustees of The Leland Stanford Junior University 3.647% due 05/01/48	125,000	129,314
The Clorox Co 3.800% due 11/15/21	100,000	103,040
The Coca-Cola Co 1.875% due 10/27/20	50,000	49,577
2.500% due 04/01/23	200,000	200,335
2.550% due 06/01/26	100,000	97,590
2.875% due 10/27/25	50,000	50,274
3.300% due 09/01/21	100,000	101,836
The Estee Lauder Cos Inc 1.700% due 05/10/21	30,000	29,467
3.150% due 03/15/27	50,000	50,175
4.150% due 03/15/47	30,000	31,946
The George Washington University 4.300% due 09/15/44	50,000	54,672
The Hershey Co 2.300% due 08/15/26	50,000	47,737
3.375% due 05/15/23	50,000	51,851
The JM Smucker Co 4.375% due 03/15/45	350,000	330,045
The Kroger Co 2.600% due 02/01/21	50,000	49,774
2.800% due 08/01/22	100,000	99,574
3.500% due 02/01/26	50,000	49,511
4.650% due 01/15/48	100,000	92,979
5.150% due 08/01/43	25,000	24,846
The Procter & Gamble Co 2.300% due 02/06/22	100,000	99,925
2.450% due 11/03/26	300,000	292,816
The Toledo Hospital 5.750% due 11/15/38	50,000	55,105
6.015% due 11/15/48	50,000	55,926
Thermo Fisher Scientific Inc 2.950% due 09/19/26	30,000	28,963
3.000% due 04/15/23	70,000	70,225
3.150% due 01/15/23	100,000	100,796
3.650% due 12/15/25	100,000	102,689
4.150% due 02/01/24	100,000	104,610
5.300% due 02/01/44	100,000	115,432
Total System Services Inc 4.000% due 06/01/23	300,000	308,535
Tyson Foods Inc 2.250% due 08/23/21	15,000	14,777
4.000% due 03/01/26	15,000	15,337
4.350% due 03/01/29	20,000	20,668
4.500% due 06/15/22	300,000	313,521
5.100% due 09/28/48	10,000	10,212
Unilever Capital Corp (United Kingdom) 2.200% due 05/05/22	100,000	98,868
5.900% due 11/15/32	50,000	63,077
UnitedHealth Group Inc 2.700% due 07/15/20	30,000	30,071
3.150% due 06/15/21	50,000	50,567
3.500% due 06/15/23	50,000	51,576
3.500% due 02/15/24	20,000	20,615
3.700% due 12/15/25	20,000	20,781
3.750% due 07/15/25	75,000	78,411
3.850% due 06/15/28	100,000	104,848
3.875% due 12/15/28	25,000	26,185
4.250% due 06/15/48	50,000	52,971
4.450% due 12/15/48	25,000	27,267

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
4.625% due 11/15/41	$300,000	$329,504
4.750% due 07/15/45	50,000	56,678
6.875% due 02/15/38	250,000	344,886
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	48,922
University of Southern California 3.028% due 10/01/39	50,000	47,113
Verisk Analytics Inc 4.125% due 09/12/22	100,000	103,496
Wyeth LLC 5.950% due 04/01/37	50,000	63,783
6.500% due 02/01/34	100,000	135,193
Zimmer Biomet Holdings Inc 3.375% due 11/30/21	100,000	100,693
3.550% due 04/01/25	170,000	167,915
Zoetis Inc 3.250% due 02/01/23	300,000	303,497

		39,755,950

Energy - 2.5%

Anadarko Petroleum Corp 6.200% due 03/15/40	100,000	112,590
6.450% due 09/15/36	150,000	173,226
6.600% due 03/15/46	200,000	243,872
Andeavor Logistics LP 4.250% due 12/01/27	250,000	252,301
Apache Corp 4.375% due 10/15/28	100,000	100,931
4.750% due 04/15/43	50,000	47,303
5.100% due 09/01/40	100,000	99,180
5.250% due 02/01/42	25,000	25,281
6.000% due 01/15/37	14,000	15,328
Baker Hughes a GE Co LLC 2.773% due 12/15/22	50,000	49,722
3.337% due 12/15/27	100,000	97,411
4.080% due 12/15/47	50,000	45,859
5.125% due 09/15/40	50,000	52,640
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	103,859
BP Capital Markets America Inc 2.112% due 09/16/21	200,000	197,158
2.750% due 05/10/23	250,000	249,273
3.119% due 05/04/26	25,000	24,935
3.224% due 04/14/24	100,000	101,390
3.588% due 04/14/27	100,000	101,766
3.790% due 02/06/24	55,000	57,138
4.234% due 11/06/28	100,000	107,150
Buckeye Partners LP 3.950% due 12/01/26	20,000	19,050
Canadian Natural Resources Ltd (Canada) 2.950% due 01/15/23	50,000	49,679
3.800% due 04/15/24	43,000	43,931
3.850% due 06/01/27	50,000	50,135
4.950% due 06/01/47	25,000	27,344
6.750% due 02/01/39	90,000	111,934
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	45,000	44,131
4.250% due 04/15/27	100,000	98,468
4.450% due 09/15/42	100,000	88,763
5.250% due 06/15/37	35,000	34,827
5.400% due 06/15/47	50,000	49,672
Chevron Corp 2.100% due 05/16/21	100,000	99,338
2.419% due 11/17/20	50,000	49,927
2.566% due 05/16/23	100,000	100,239
2.954% due 05/16/26	100,000	100,767
3.191% due 06/24/23	200,000	204,729
3.326% due 11/17/25	50,000	51,594
Cimarex Energy Co 3.900% due 05/15/27	155,000	154,849

	Principal Amount	Value
CNOOC Finance Ltd (China) 3.000% due 05/09/23	$200,000	$198,226
Concho Resources Inc 4.300% due 08/15/28	150,000	154,994
4.375% due 01/15/25	50,000	51,437
4.850% due 08/15/48	50,000	52,567
ConocoPhillips 6.500% due 02/01/39	250,000	337,681
ConocoPhillips Canada Funding Co 7.400% due 12/01/31	100,000	136,636
ConocoPhillips Co 4.950% due 03/15/26	50,000	55,792
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	129,735
Continental Resources Inc 3.800% due 06/01/24	55,000	55,582
4.375% due 01/15/28	55,000	56,660
4.500% due 04/15/23	80,000	82,944
4.900% due 06/01/44	35,000	35,750
5.000% due 09/15/22	84,000	84,721
Devon Energy Corp 5.000% due 06/15/45	105,000	110,321
5.850% due 12/15/25	50,000	56,818
Ecopetrol SA (Colombia) 5.375% due 06/26/26	85,000	91,800
5.875% due 09/18/23	50,000	54,737
5.875% due 05/28/45	200,000	208,000
Enable Midstream Partners LP 4.400% due 03/15/27	200,000	195,566
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	67,477
Enbridge Inc (Canada) 2.900% due 07/15/22	100,000	99,775
3.700% due 07/15/27	100,000	99,892
4.500% due 06/10/44	150,000	151,856
Encana Corp (Canada) 3.900% due 11/15/21	200,000	203,743
Energy Transfer Operating LP 4.050% due 03/15/25	100,000	101,697
4.200% due 04/15/27	100,000	100,623
4.900% due 02/01/24	100,000	105,673
5.250% due 04/15/29	25,000	26,875
5.300% due 04/15/47	100,000	98,720
5.950% due 10/01/43	100,000	105,783
6.125% due 12/15/45	200,000	218,152
6.500% due 02/01/42	100,000	111,420
Enterprise Products Operating LLC 3.500% due 02/01/22	25,000	25,497
4.150% due 10/16/28	50,000	52,706
4.250% due 02/15/48	25,000	24,565
4.450% due 02/15/43	300,000	302,330
4.800% due 02/01/49	50,000	53,172
5.375% due 02/15/78	50,000	44,676
6.125% due 10/15/39	115,000	138,440
6.875% due 03/01/33	150,000	192,919
EOG Resources Inc 3.150% due 04/01/25	150,000	150,125
EQM Midstream Partners LP 4.125% due 12/01/26	35,000	32,717
EQT Corp 3.000% due 10/01/22	200,000	196,470
Equinor ASA (Norway) 2.450% due 01/17/23	100,000	99,383
3.950% due 05/15/43	300,000	309,099
Exxon Mobil Corp 2.222% due 03/01/21	40,000	39,839
3.043% due 03/01/26	150,000	152,332
3.176% due 03/15/24	200,000	205,725
4.114% due 03/01/46	65,000	70,508

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Halliburton Co 3.250% due 11/15/21	$100,000	$101,082
3.800% due 11/15/25	245,000	250,794
4.850% due 11/15/35	50,000	52,552
5.000% due 11/15/45	42,000	44,820
7.450% due 09/15/39	25,000	33,892
Hess Corp 4.300% due 04/01/27	50,000	49,609
5.600% due 02/15/41	50,000	51,019
5.800% due 04/01/47	50,000	52,290
7.125% due 03/15/33	50,000	58,036
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	102,385
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	100,000	102,819
4.150% due 02/01/24	100,000	103,654
5.300% due 09/15/20	50,000	51,693
6.950% due 01/15/38	200,000	243,785
Kinder Morgan Inc 5.300% due 12/01/34	70,000	76,028
6.500% due 09/15/20	300,000	315,342
Magellan Midstream Partners LP 4.200% due 10/03/47	50,000	48,481
4.250% due 09/15/46	70,000	68,459
5.000% due 03/01/26	50,000	54,339
Marathon Oil Corp 2.800% due 11/01/22	100,000	98,847
3.850% due 06/01/25	50,000	50,697
4.400% due 07/15/27	100,000	103,112
5.200% due 06/01/45	50,000	54,001
Marathon Petroleum Corp 3.400% due 12/15/20	50,000	50,447
3.800% due 04/01/28 ~	30,000	29,759
4.500% due 04/01/48 ~	25,000	24,078
4.750% due 12/15/23 ~	150,000	158,048
5.125% due 12/15/26 ~	50,000	53,790
6.500% due 03/01/41	100,000	122,217
MPLX LP 3.375% due 03/15/23	25,000	25,220
4.000% due 03/15/28	320,000	318,462
4.500% due 04/15/38	30,000	28,609
4.700% due 04/15/48	45,000	43,234
4.875% due 12/01/24	250,000	267,060
4.900% due 04/15/58	15,000	14,164
National Oilwell Varco Inc 2.600% due 12/01/22	100,000	98,132
3.950% due 12/01/42	100,000	84,741
Nexen Inc (China) 7.500% due 07/30/39	300,000	439,680
Noble Energy Inc 3.850% due 01/15/28	50,000	49,345
4.150% due 12/15/21	100,000	102,471
5.050% due 11/15/44	150,000	149,531
Occidental Petroleum Corp 2.700% due 02/15/23	200,000	199,809
4.100% due 02/01/21	100,000	102,361
4.100% due 02/15/47	50,000	51,195
ONEOK Inc 4.000% due 07/13/27	130,000	130,485
4.350% due 03/15/29	100,000	101,987
4.550% due 07/15/28	50,000	51,803
4.950% due 07/13/47	50,000	49,445
5.200% due 07/15/48	25,000	25,726
ONEOK Partners LP 3.375% due 10/01/22	100,000	100,937
Petroleos Mexicanos (Mexico) 4.250% due 01/15/25	200,000	188,800
4.500% due 01/23/26	250,000	233,075
4.875% due 01/24/22	100,000	101,101
5.350% due 02/12/28	55,000	51,178

	Principal Amount	Value
5.500% due 01/21/21	$100,000	$101,900
5.625% due 01/23/46	150,000	124,405
6.350% due 02/12/48	30,000	26,600
6.375% due 02/04/21	100,000	103,950
6.500% due 03/13/27	300,000	302,013
6.500% due 01/23/29	75,000	74,456
6.500% due 06/02/41	400,000	363,076
6.625% due 06/15/35	200,000	189,500
6.875% due 08/04/26	100,000	104,480
Phillips 66 4.300% due 04/01/22	100,000	104,387
4.650% due 11/15/34	200,000	215,344
Phillips 66 Partners LP 3.550% due 10/01/26	50,000	49,179
4.900% due 10/01/46	25,000	25,531
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	102,949
4.450% due 01/15/26	50,000	52,512
Plains All American Pipeline LP 4.500% due 12/15/26	150,000	153,935
4.650% due 10/15/25	100,000	104,343
4.700% due 06/15/44	50,000	46,599
5.000% due 02/01/21	50,000	51,416
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	165,000	181,590
5.750% due 05/15/24	165,000	182,020
Schlumberger Investment SA 3.650% due 12/01/23	42,000	43,577
Shell International Finance BV (Netherlands) 1.750% due 09/12/21	50,000	49,057
1.875% due 05/10/21	100,000	98,682
2.375% due 08/21/22	100,000	99,403
2.500% due 09/12/26	50,000	48,412
2.875% due 05/10/26	100,000	99,761
3.250% due 05/11/25	100,000	102,001
3.625% due 08/21/42	100,000	97,907
3.750% due 09/12/46	50,000	50,166
4.000% due 05/10/46	100,000	104,490
4.125% due 05/11/35	263,000	280,870
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	102,903
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	19,705
Suncor Energy Inc (Canada) 4.000% due 11/15/47	70,000	69,551
6.800% due 05/15/38	200,000	259,599
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	100,502
3.900% due 07/15/26	100,000	99,643
TC PipeLines LP 3.900% due 05/25/27	20,000	19,814
The Williams Cos Inc 3.600% due 03/15/22	100,000	101,475
3.700% due 01/15/23	25,000	25,475
3.750% due 06/15/27	50,000	49,741
4.550% due 06/24/24	85,000	89,820
5.100% due 09/15/45	100,000	103,092
5.750% due 06/24/44	35,000	38,616
6.300% due 04/15/40	20,000	23,453
Total Capital International SA (France) 3.700% due 01/15/24	200,000	207,855
Total Capital SA (France) 3.883% due 10/11/28	25,000	26,411
4.125% due 01/28/21	100,000	102,766
4.450% due 06/24/20	200,000	204,514
TransCanada PipeLines Ltd (Canada) 2.500% due 08/01/22	100,000	99,099
3.750% due 10/16/23	100,000	103,116
4.250% due 05/15/28	50,000	52,264

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
5.100% due 03/15/49	$50,000	$53,977
7.250% due 08/15/38	300,000	393,057
7.625% due 01/15/39	50,000	68,229
Transcontinental Gas Pipe Line Co LLC 4.000% due 03/15/28	50,000	51,114
4.450% due 08/01/42	150,000	149,454
Valero Energy Corp 3.400% due 09/15/26	100,000	98,012
6.625% due 06/15/37	150,000	185,202
Valero Energy Partners LP 4.375% due 12/15/26	65,000	67,386
Western Midstream Operating LP 5.375% due 06/01/21	200,000	207,416

		21,892,244

Financial - 10.0%

AerCap Ireland Capital DAC (Ireland) 3.875% due 01/23/28	150,000	140,471
3.950% due 02/01/22	175,000	177,387
4.500% due 05/15/21	150,000	153,319
4.625% due 10/30/20	150,000	153,617
Affiliated Managers Group Inc 3.500% due 08/01/25	50,000	49,922
Aflac Inc 3.625% due 06/15/23	200,000	208,048
4.000% due 02/15/22	100,000	103,730
African Development Bank (Multi-National) 2.125% due 11/16/22	250,000	248,292
2.625% due 03/22/21	200,000	201,005
3.000% due 12/06/21	120,000	122,152
Air Lease Corp 2.625% due 07/01/22	50,000	48,875
2.750% due 01/15/23	100,000	97,669
3.250% due 03/01/25	100,000	96,306
3.875% due 07/03/23	150,000	151,787
Aircastle Ltd 4.125% due 05/01/24	30,000	30,065
5.000% due 04/01/23	30,000	31,208
5.125% due 03/15/21	30,000	30,970
5.500% due 02/15/22	30,000	31,494
7.625% due 04/15/20	20,000	20,895
Alexandria Real Estate Equities Inc REIT 3.950% due 01/15/27	25,000	25,262
4.500% due 07/30/29	20,000	21,098
Alleghany Corp 4.950% due 06/27/22	100,000	106,119
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	102,326
American Express Co 2.500% due 08/01/22	400,000	395,645
2.650% due 12/02/22	150,000	149,282
3.000% due 10/30/24	50,000	49,846
3.375% due 05/17/21	100,000	101,335
3.700% due 08/03/23	100,000	102,580
4.050% due 12/03/42	125,000	129,849
American Express Credit Corp 2.375% due 05/26/20	100,000	99,694
3.300% due 05/03/27	65,000	65,956
American Financial Group Inc 4.500% due 06/15/47	50,000	47,266
American International Group Inc 3.750% due 07/10/25	35,000	35,095
3.875% due 01/15/35	100,000	91,709
4.200% due 04/01/28	100,000	101,758
4.375% due 01/15/55	100,000	90,004
4.500% due 07/16/44	100,000	96,081
4.700% due 07/10/35	50,000	50,281
4.800% due 07/10/45	50,000	50,243

	Principal Amount	Value
American Tower Corp REIT 3.375% due 10/15/26	$100,000	$97,635
3.600% due 01/15/28	100,000	98,743
4.700% due 03/15/22	200,000	209,398
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	104,856
Aon Corp 4.500% due 12/15/28	200,000	211,994
5.000% due 09/30/20	50,000	51,726
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	223,006
Ares Capital Corp 3.500% due 02/10/23	50,000	48,672
3.625% due 01/19/22	50,000	50,138
Asian Development Bank (Multi-National) 1.750% due 06/08/21	100,000	98,730
1.750% due 08/14/26	250,000	237,541
2.000% due 02/16/22	400,000	396,851
2.000% due 01/22/25	300,000	293,853
2.250% due 01/20/21	130,000	129,730
2.625% due 01/12/27	200,000	202,115
2.750% due 01/19/28	100,000	101,821
3.125% due 09/26/28	200,000	209,815
Assurant Inc 4.900% due 03/27/28	100,000	101,930
Australia & New Zealand Banking Group Ltd (Australia) 2.625% due 05/19/22	250,000	248,643
3.300% due 05/17/21	250,000	252,750
AvalonBay Communities Inc REIT 2.950% due 09/15/22	35,000	35,252
3.350% due 05/15/27	25,000	25,238
4.150% due 07/01/47	50,000	51,508
4.350% due 04/15/48	150,000	159,423
AXA SA (France) 8.600% due 12/15/30	75,000	98,320
AXIS Specialty Finance LLC 5.875% due 06/01/20	50,000	51,523
Banco Santander SA (Spain) 3.500% due 04/11/22	300,000	303,081
Bank of America Corp 2.328% due 10/01/21	100,000	99,109
2.369% due 07/21/21	100,000	99,363
2.503% due 10/21/22	150,000	148,242
2.625% due 04/19/21	150,000	149,593
2.738% due 01/23/22	100,000	99,666
2.816% due 07/21/23	200,000	198,828
3.004% due 12/20/23	200,000	199,570
3.248% due 10/21/27	150,000	147,132
3.366% due 01/23/26	100,000	100,219
3.419% due 12/20/28	169,000	165,557
3.458% due 03/15/25	150,000	151,677
3.500% due 04/19/26	150,000	151,784
3.550% due 03/05/24	100,000	101,615
3.593% due 07/21/28	100,000	99,697
3.824% due 01/20/28	300,000	304,662
3.875% due 08/01/25	100,000	103,701
3.946% due 01/23/49	100,000	98,664
3.950% due 04/21/25	200,000	204,011
3.970% due 03/05/29	100,000	102,214
4.183% due 11/25/27	100,000	101,795
4.200% due 08/26/24	285,000	295,305
4.330% due 03/15/50	100,000	103,387
4.450% due 03/03/26	85,000	88,714
4.750% due 04/21/45	85,000	88,971
4.875% due 04/01/44	200,000	224,101
6.110% due 01/29/37	250,000	297,686
7.750% due 05/14/38	200,000	278,372
Bank of America NA 3.335% due 01/25/23	250,000	253,307

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Bank of Montreal (Canada) 1.900% due 08/27/21	$100,000	$98,327
2.100% due 06/15/20	200,000	198,874
2.350% due 09/11/22	150,000	148,487
3.300% due 02/05/24	100,000	101,150
Barclays Bank PLC (United Kingdom) 2.650% due 01/11/21	200,000	198,632
Barclays PLC (United Kingdom) 4.337% due 01/10/28	300,000	298,727
4.375% due 01/12/26	200,000	201,451
4.610% due 02/15/23	190,000	194,256
BB&T Corp 2.150% due 02/01/21	200,000	198,226
2.625% due 06/29/20	50,000	49,968
3.200% due 09/03/21	100,000	101,162
3.700% due 06/05/25	100,000	103,894
3.950% due 03/22/22	200,000	205,647
Berkshire Hathaway Finance Corp 4.250% due 01/15/49	100,000	104,917
4.300% due 05/15/43	200,000	212,604
5.750% due 01/15/40	25,000	31,190
Berkshire Hathaway Inc 2.200% due 03/15/21	35,000	34,859
3.000% due 02/11/23	50,000	50,907
3.125% due 03/15/26	335,000	338,987
3.400% due 01/31/22	100,000	102,777
BlackRock Inc 3.200% due 03/15/27	56,000	56,930
BNP Paribas SA (France) 5.000% due 01/15/21	200,000	207,916
Boston Properties LP REIT 4.125% due 05/15/21	100,000	102,466
Brighthouse Financial Inc 3.700% due 06/22/27	100,000	90,292
4.700% due 06/22/47	50,000	39,891
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	100,000	99,039
4.125% due 06/15/26	50,000	50,114
Brookfield Finance Inc (Canada) 4.000% due 04/01/24	50,000	50,763
4.700% due 09/20/47	50,000	48,222
4.850% due 03/29/29	100,000	102,974
Brown & Brown Inc 4.500% due 03/15/29	50,000	50,682
Camden Property Trust REIT 4.100% due 10/15/28	20,000	20,960
Canadian Imperial Bank of Commerce (Canada) 2.700% due 02/02/21	85,000	85,103
3.100% due 04/02/24 #	150,000	149,573
Capital One Financial Corp 2.400% due 10/30/20	50,000	49,739
2.500% due 05/12/20	49,000	48,858
3.200% due 02/05/25	200,000	196,104
3.300% due 10/30/24	100,000	99,153
3.750% due 07/28/26	250,000	243,932
3.750% due 03/09/27	50,000	49,273
3.800% due 01/31/28	400,000	395,479
CBRE Services Inc 4.875% due 03/01/26	100,000	105,333
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	102,489
Chubb INA Holdings Inc 2.300% due 11/03/20	400,000	398,214
2.700% due 03/13/23	25,000	24,954
3.150% due 03/15/25	100,000	101,024
4.150% due 03/13/43	25,000	26,413
Citibank NA 2.850% due 02/12/21	250,000	251,020
3.165% due 02/19/22	250,000	251,001

	Principal Amount	Value
Citigroup Inc 2.350% due 08/02/21	$150,000	$148,330
2.700% due 03/30/21	50,000	49,976
2.700% due 10/27/22	100,000	99,140
2.876% due 07/24/23	200,000	198,883
3.142% due 01/24/23	375,000	376,567
3.400% due 05/01/26	100,000	99,581
3.520% due 10/27/28	100,000	98,450
3.668% due 07/24/28	100,000	99,929
3.750% due 06/16/24	100,000	103,642
3.875% due 03/26/25	100,000	100,906
3.878% due 01/24/39	100,000	97,999
3.887% due 01/10/28	100,000	101,717
4.000% due 08/05/24	50,000	51,631
4.075% due 04/23/29	150,000	154,058
4.125% due 07/25/28	100,000	100,747
4.300% due 11/20/26	100,000	101,810
4.500% due 01/14/22	60,000	62,623
4.750% due 05/18/46	50,000	51,798
5.300% due 05/06/44	400,000	442,292
6.125% due 08/25/36	100,000	118,556
8.125% due 07/15/39	200,000	300,825
Citizens Financial Group Inc 2.375% due 07/28/21	300,000	296,108
CME Group Inc 3.000% due 09/15/22	50,000	50,734
3.000% due 03/15/25	50,000	50,332
3.750% due 06/15/28	100,000	105,364
4.150% due 06/15/48	50,000	53,135
CNA Financial Corp 3.450% due 08/15/27	100,000	97,792
4.500% due 03/01/26	50,000	52,273
Comerica Bank 4.000% due 07/27/25	250,000	258,376
Compass Bank 3.500% due 06/11/21	250,000	252,264
Cooperatieve Rabobank UA (Netherlands) 3.375% due 05/21/25	250,000	253,679
3.950% due 11/09/22	250,000	254,820
5.250% due 05/24/41	200,000	242,443
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	49,919
Council Of Europe Development Bank (Multi-National) 1.625% due 03/16/21	200,000	197,149
2.625% due 02/13/23	60,000	60,629
Credit Suisse AG (Switzerland) 4.375% due 08/05/20	350,000	357,440
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25	500,000	504,584
3.800% due 09/15/22	250,000	254,908
Crown Castle International Corp REIT 2.250% due 09/01/21	55,000	54,245
3.150% due 07/15/23	30,000	30,003
3.200% due 09/01/24	35,000	34,773
3.400% due 02/15/21	30,000	30,264
3.650% due 09/01/27	35,000	34,480
3.700% due 06/15/26	35,000	34,951
3.800% due 02/15/28	50,000	49,793
4.000% due 03/01/27	40,000	40,347
4.300% due 02/15/29	60,000	61,945
4.450% due 02/15/26	35,000	36,606
4.750% due 05/15/47	25,000	24,782
CubeSmart LP REIT 3.125% due 09/01/26	50,000	47,597
Deutsche Bank AG (Germany) 2.700% due 07/13/20	100,000	98,945
3.150% due 01/22/21	100,000	98,548
3.700% due 05/30/24	285,000	273,882
4.250% due 02/04/21	150,000	150,654

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Digital Realty Trust LP REIT 3.700% due 08/15/27	$50,000	$49,598
3.950% due 07/01/22	100,000	102,684
4.450% due 07/15/28	100,000	104,637
Discover Bank 3.350% due 02/06/23	250,000	251,525
3.450% due 07/27/26	250,000	242,543
E*TRADE Financial Corp 3.800% due 08/24/27	15,000	14,591
4.500% due 06/20/28	50,000	50,886
EPR Properties REIT 4.750% due 12/15/26	100,000	102,868
ERP Operating LP REIT 2.850% due 11/01/26	70,000	68,279
3.500% due 03/01/28	100,000	101,775
4.500% due 06/01/45	75,000	81,236
4.625% due 12/15/21	60,000	62,771
Essex Portfolio LP REIT 3.375% due 04/15/26	50,000	49,499
3.875% due 05/01/24	50,000	51,253
4.000% due 03/01/29	25,000	25,631
European Bank for Reconstruction & Development (Multi-National) 1.875% due 02/23/22	200,000	197,513
2.125% due 03/07/22	200,000	198,690
2.750% due 04/26/21	100,000	100,793
European Investment Bank (Multi-National) 1.375% due 09/15/21	150,000	146,675
1.625% due 08/14/20	200,000	197,911
2.250% due 03/15/22	200,000	199,618
2.375% due 05/13/21	300,000	299,995
2.375% due 06/15/22	400,000	400,950
2.625% due 05/20/22	500,000	504,774
2.625% due 03/15/24	335,000	339,494
2.875% due 09/15/20	250,000	251,695
2.875% due 08/15/23	450,000	459,969
3.125% due 12/14/23	200,000	207,039
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	52,721
Fidelity National Financial Inc 4.500% due 08/15/28 ~	50,000	50,671
Fifth Third Bancorp 2.875% due 07/27/20	300,000	300,553
8.250% due 03/01/38	25,000	34,904
Fifth Third Bank 2.875% due 10/01/21	300,000	300,426
Franklin Resources Inc 2.800% due 09/15/22	25,000	24,843
GE Capital International Funding Co 4.418% due 11/15/35	413,000	383,322
GLP Capital LP REIT 4.875% due 11/01/20	75,000	76,613
5.250% due 06/01/25	25,000	26,254
5.375% due 11/01/23	25,000	26,411
5.375% due 04/15/26	50,000	52,370
5.750% due 06/01/28	25,000	26,936
HCP Inc REIT 3.400% due 02/01/25	100,000	99,510
4.250% due 11/15/23	93,000	97,003
Highwoods Realty LP REIT 4.125% due 03/15/28	20,000	20,269
4.200% due 04/15/29	50,000	50,813
Hospitality Properties Trust REIT 3.950% due 01/15/28	30,000	27,544
4.375% due 02/15/30	50,000	46,391
4.950% due 02/15/27	110,000	109,693
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	100,482
HSBC Bank USA NA 4.875% due 08/24/20	100,000	102,777

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom) 3.803% due 03/11/25	$200,000	$203,165
3.900% due 05/25/26	200,000	202,845
4.000% due 03/30/22	100,000	103,159
4.250% due 08/18/25	200,000	204,560
4.375% due 11/23/26	200,000	205,223
4.875% due 01/14/22	100,000	105,203
6.500% due 09/15/37	300,000	373,706
6.800% due 06/01/38	150,000	192,917
HSBC USA Inc 3.500% due 06/23/24	500,000	506,905
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	50,000	51,083
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	245,867
ING Groep NV (Netherlands) 4.550% due 10/02/28	200,000	210,655
Inter-American Development Bank (Multi-National) 1.750% due 04/14/22	300,000	294,942
1.875% due 03/15/21	300,000	297,303
2.000% due 06/02/26	150,000	145,840
2.125% due 11/09/20	200,000	199,100
2.125% due 01/18/22	200,000	199,161
2.500% due 01/18/23	200,000	201,467
2.625% due 04/19/21	95,000	95,518
2.625% due 01/16/24	350,000	354,433
3.200% due 08/07/42	100,000	102,752
Intercontinental Exchange Inc 2.350% due 09/15/22	100,000	98,629
3.100% due 09/15/27	100,000	99,266
4.000% due 10/15/23	100,000	105,299
International Bank for Reconstruction & Development (Multi-National) 1.375% due 05/24/21	400,000	392,026
1.375% due 09/20/21	300,000	293,380
1.625% due 09/04/20	180,000	178,115
1.625% due 03/09/21	200,000	197,320
1.625% due 02/10/22	300,000	294,445
1.875% due 04/21/20	400,000	397,707
2.125% due 02/13/23	100,000	99,425
2.500% due 03/19/24	200,000	201,758
2.750% due 07/23/21	200,000	202,038
3.000% due 09/27/23	250,000	257,848
3.125% due 11/20/25	50,000	52,123
7.625% due 01/19/23	100,000	118,981
International Finance Corp (Multi-National) 1.125% due 07/20/21	150,000	145,976
2.875% due 07/31/23	130,000	132,732
Invesco Finance PLC 5.375% due 11/30/43	200,000	213,234
Jefferies Group LLC 5.125% due 01/20/23	150,000	159,204
JPMorgan Chase & Co 2.400% due 06/07/21	50,000	49,659
2.776% due 04/25/23	175,000	174,150
2.972% due 01/15/23	500,000	500,285
3.200% due 06/15/26	100,000	99,526
3.207% due 04/01/23	115,000	115,805
3.250% due 09/23/22	400,000	406,019
3.509% due 01/23/29	385,000	383,167
3.540% due 05/01/28	100,000	100,242
3.559% due 04/23/24	75,000	76,349
3.625% due 05/13/24	200,000	205,784
3.882% due 07/24/38	150,000	147,696
3.897% due 01/23/49	400,000	388,081
3.964% due 11/15/48	100,000	97,839

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
4.023% due 12/05/24	$200,000	$207,728
4.032% due 07/24/48	150,000	148,625
4.350% due 08/15/21	200,000	206,984
4.400% due 07/22/20	200,000	204,549
4.452% due 12/05/29	150,000	160,288
4.950% due 06/01/45	200,000	222,533
5.500% due 10/15/40	100,000	119,752
5.600% due 07/15/41	100,000	121,921
6.400% due 05/15/38	300,000	390,180
JPMorgan Chase Bank NA 3.086% due 04/26/21	400,000	401,179
KeyCorp 2.900% due 09/15/20	120,000	120,341
4.100% due 04/30/28	250,000	260,775
4.150% due 10/29/25	30,000	31,631
5.100% due 03/24/21	100,000	104,390
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	101,704
Kimco Realty Corp REIT 3.125% due 06/01/23	100,000	99,217
4.125% due 12/01/46	50,000	47,003
Kreditanstalt fuer Wiederaufbau (Germany) 1.625% due 05/29/20	300,000	297,228
1.625% due 03/15/21	400,000	394,454
1.750% due 09/15/21	200,000	197,353
1.875% due 12/15/20	300,000	297,522
2.000% due 11/30/21	450,000	446,612
2.000% due 10/04/22	250,000	247,321
2.125% due 01/17/23	650,000	644,817
2.375% due 08/25/21	250,000	250,391
2.500% due 02/15/22	300,000	301,637
2.625% due 04/12/21	500,000	502,658
3.125% due 12/15/21	200,000	204,206
Landwirtschaftliche Rentenbank (Germany) 1.750% due 07/27/26	100,000	94,926
2.000% due 01/13/25	200,000	195,393
3.125% due 11/14/23	200,000	206,526
Lazard Group LLC 3.625% due 03/01/27	50,000	48,544
4.375% due 03/11/29	50,000	50,532
Legg Mason Inc 4.750% due 03/15/26	50,000	51,753
Liberty Property LP REIT 4.375% due 02/01/29	15,000	15,670
4.400% due 02/15/24	94,000	98,847
Lincoln National Corp 3.625% due 12/12/26	150,000	150,977
3.800% due 03/01/28	35,000	35,535
4.000% due 09/01/23	15,000	15,692
4.350% due 03/01/48	25,000	24,875
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	199,779
Lloyds Banking Group PLC (United Kingdom) 3.574% due 11/07/28	300,000	288,600
4.050% due 08/16/23	200,000	204,150
4.582% due 12/10/25	200,000	202,658
Loews Corp 2.625% due 05/15/23	150,000	148,902
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	248,488
Manulife Financial Corp (Canada) 4.150% due 03/04/26	50,000	52,692
5.375% due 03/04/46	50,000	59,172
Markel Corp 3.500% due 11/01/27	50,000	47,691
Marsh & McLennan Cos Inc 3.500% due 03/10/25	75,000	77,062
3.750% due 03/14/26	100,000	103,224

	Principal Amount	Value
4.200% due 03/01/48	$100,000	$99,550
4.375% due 03/15/29	70,000	74,228
Mastercard Inc 2.000% due 11/21/21	50,000	49,383
2.950% due 11/21/26	50,000	50,243
3.500% due 02/26/28	265,000	277,220
3.800% due 11/21/46	50,000	51,947
3.950% due 02/26/48	15,000	15,947
MetLife Inc 5.700% due 06/15/35	100,000	120,469
5.875% due 02/06/41	200,000	249,596
6.375% due 06/15/34	100,000	129,976
Mid-America Apartments LP REIT 3.600% due 06/01/27	100,000	99,585
3.950% due 03/15/29	25,000	25,477
Mitsubishi UFJ Financial Group Inc (Japan) 2.190% due 09/13/21	200,000	196,611
2.665% due 07/25/22	100,000	99,236
2.998% due 02/22/22	100,000	100,284
3.455% due 03/02/23	50,000	50,735
3.677% due 02/22/27	100,000	102,961
3.761% due 07/26/23	150,000	154,176
3.777% due 03/02/25	50,000	51,576
3.850% due 03/01/26	200,000	207,278
3.961% due 03/02/28	50,000	52,399
4.050% due 09/11/28	150,000	158,550
Mizuho Financial Group Inc (Japan) 2.601% due 09/11/22	200,000	197,613
3.663% due 02/28/27	200,000	205,727
3.922% due 09/11/24	200,000	206,084
Morgan Stanley 2.625% due 11/17/21	120,000	119,416
2.750% due 05/19/22	85,000	84,553
3.125% due 07/27/26	70,000	68,300
3.591% due 07/22/28	100,000	99,417
3.625% due 01/20/27	300,000	301,008
3.737% due 04/24/24	90,000	91,898
3.971% due 07/22/38	265,000	261,261
4.100% due 05/22/23	600,000	616,668
4.300% due 01/27/45	100,000	102,001
4.350% due 09/08/26	90,000	92,492
4.431% due 01/23/30	95,000	100,356
4.457% due 04/22/39	150,000	156,100
4.875% due 11/01/22	100,000	105,636
5.500% due 07/28/21	250,000	264,826
5.750% due 01/25/21	200,000	210,138
7.250% due 04/01/32	100,000	133,981
National Australia Bank Ltd (Australia) 1.875% due 07/12/21	250,000	244,924
2.500% due 05/22/22	250,000	247,616
3.000% due 01/20/23	200,000	200,312
National Bank of Canada (Canada) 2.150% due 06/12/20	250,000	248,515
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	100,694
4.300% due 10/15/28	35,000	36,562
National Rural Utilities Cooperative Finance Corp 2.400% due 04/25/22	200,000	198,764
4.023% due 11/01/32	100,000	106,253
8.000% due 03/01/32	50,000	70,450
Nordic Investment Bank (Multi-National) 1.625% due 11/20/20	200,000	197,576
2.250% due 02/01/21	200,000	199,513
Northern Trust Corp 3.375% due 08/23/21	50,000	50,963
3.375% due 05/08/32	63,000	61,824
3.650% due 08/03/28	50,000	52,402
Oesterreichische Kontrollbank AG (Austria) 1.875% due 01/20/21	300,000	297,231
Office Properties Income Trust 4.000% due 07/15/22	100,000	99,834
4.250% due 05/15/24	50,000	47,764

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Omega Healthcare Investors Inc REIT 4.500% due 01/15/25	$25,000	$25,434
4.750% due 01/15/28	50,000	51,318
4.950% due 04/01/24	100,000	103,948
ORIX Corp (Japan) 2.900% due 07/18/22	30,000	30,010
3.700% due 07/18/27	50,000	50,624
4.050% due 01/16/24	25,000	25,812
PNC Bank NA 2.950% due 02/23/25	300,000	299,630
3.100% due 10/25/27	300,000	299,897
4.050% due 07/26/28	350,000	366,907
Principal Financial Group Inc 4.625% due 09/15/42	100,000	103,723
Private Export Funding Corp 2.300% due 09/15/20	150,000	149,875
2.450% due 07/15/24	100,000	100,626
4.300% due 12/15/21	25,000	26,148
Prudential Financial Inc 3.935% due 12/07/49	132,000	127,847
4.350% due 02/25/50	50,000	51,842
5.200% due 03/15/44	100,000	101,230
5.875% due 09/15/42	100,000	105,923
6.625% due 06/21/40	50,000	65,424
Public Storage REIT 3.094% due 09/15/27	30,000	29,289
Raymond James Financial Inc 4.950% due 07/15/46	100,000	106,117
Realty Income Corp REIT 3.000% due 01/15/27	50,000	48,685
3.875% due 04/15/25	150,000	155,530
4.650% due 08/01/23	50,000	53,557
Regency Centers LP REIT 3.600% due 02/01/27	30,000	29,891
4.400% due 02/01/47	35,000	35,182
Regions Financial Corp 2.750% due 08/14/22	150,000	148,969
3.200% due 02/08/21	50,000	50,405
3.800% due 08/14/23	50,000	51,448
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	60,496
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	29,669
Royal Bank of Canada (Canada) 2.300% due 03/22/21	500,000	497,501
4.650% due 01/27/26	200,000	212,379
Royal Bank of Scotland Group PLC (United Kingdom) 3.875% due 09/12/23	500,000	502,551
5.125% due 05/28/24	125,000	128,357
6.000% due 12/19/23	115,000	122,884
6.100% due 06/10/23	60,000	63,781
6.125% due 12/15/22	130,000	138,711
Santander Holdings USA Inc 3.700% due 03/28/22	220,000	222,524
4.400% due 07/13/27	145,000	143,973
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	200,000	198,516
3.125% due 01/08/21	150,000	150,062
Santander UK PLC (United Kingdom) 2.500% due 01/05/21	200,000	198,629
4.000% due 03/13/24	100,000	104,351
Simon Property Group LP REIT 2.350% due 01/30/22	50,000	49,667
2.625% due 06/15/22	100,000	99,903
3.250% due 11/30/26	50,000	50,090
3.375% due 06/15/27	100,000	100,904
4.250% due 11/30/46	50,000	52,338

	Principal Amount	Value
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	$250,000	$249,124
Stifel Financial Corp 4.250% due 07/18/24	50,000	51,520
STORE Capital Corp REIT 4.500% due 03/15/28	150,000	151,517
Sumitomo Mitsui Banking Corp (Japan) 3.400% due 07/11/24	300,000	305,637
Sumitomo Mitsui Financial Group Inc (Japan) 2.778% due 10/18/22	100,000	99,650
2.784% due 07/12/22	150,000	149,347
2.934% due 03/09/21	100,000	100,290
3.010% due 10/19/26	200,000	196,483
3.364% due 07/12/27	150,000	150,476
3.784% due 03/09/26	100,000	103,422
SunTrust Bank 2.450% due 08/01/22	100,000	98,774
3.689% due 08/02/24	50,000	51,324
SunTrust Banks Inc 2.700% due 01/27/22	100,000	99,754
2.900% due 03/03/21	100,000	100,299
4.000% due 05/01/25	100,000	104,785
Svensk Exportkredit AB (Sweden) 1.875% due 06/23/20	200,000	198,672
2.000% due 08/30/22	250,000	246,725
Svenska Handelsbanken AB (Sweden) 2.450% due 03/30/21	400,000	398,338
Synchrony Financial 3.700% due 08/04/26	50,000	47,193
3.750% due 08/15/21	200,000	202,251
3.950% due 12/01/27	100,000	94,647
Tanger Properties LP REIT 3.875% due 07/15/27	50,000	48,416
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	100,951
3.750% due 04/01/24	50,000	51,799
The Allstate Corp 3.280% due 12/15/26	350,000	355,529
The Bank of New York Mellon Corp 2.050% due 05/03/21	50,000	49,379
2.600% due 08/17/20	500,000	500,097
2.600% due 02/07/22	300,000	300,017
2.800% due 05/04/26	50,000	49,185
3.000% due 10/30/28	55,000	53,629
3.400% due 05/15/24	100,000	102,260
The Bank of Nova Scotia (Canada) 2.150% due 07/14/20	200,000	198,937
2.500% due 01/08/21	100,000	99,730
3.125% due 04/20/21	450,000	453,545
The Charles Schwab Corp 3.200% due 03/02/27	100,000	100,754
3.850% due 05/21/25	100,000	105,255
4.000% due 02/01/29	100,000	106,599
The Goldman Sachs Group Inc 2.600% due 04/23/20	150,000	149,616
2.875% due 02/25/21	100,000	100,095
3.000% due 04/26/22	300,000	299,990
3.200% due 02/23/23	255,000	255,622
3.272% due 09/29/25	255,000	251,957
3.500% due 01/23/25	150,000	149,676
3.500% due 11/16/26	100,000	98,841
3.625% due 01/22/23	400,000	407,287
3.625% due 02/20/24	180,000	181,991
3.750% due 05/22/25	150,000	151,527
3.750% due 02/25/26	60,000	60,322
3.814% due 04/23/29	150,000	148,830
3.850% due 01/26/27	160,000	160,877
4.017% due 10/31/38	100,000	96,063

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
4.223% due 05/01/29	$400,000	$409,698
4.411% due 04/23/39	150,000	150,971
4.750% due 10/21/45	100,000	106,704
5.250% due 07/27/21	150,000	157,641
6.750% due 10/01/37	200,000	245,119
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	160,163
The Huntington National Bank 2.400% due 04/01/20	300,000	298,894
The Progressive Corp 3.750% due 08/23/21	100,000	101,983
4.000% due 03/01/29	25,000	26,747
4.125% due 04/15/47	100,000	104,323
The Toronto-Dominion Bank (Canada) 1.800% due 07/13/21	100,000	98,009
2.125% due 04/07/21	300,000	297,084
2.500% due 12/14/20	50,000	49,916
3.250% due 06/11/21	100,000	101,256
3.250% due 03/11/24	100,000	101,309
The Travelers Cos Inc 4.000% due 05/30/47	200,000	204,772
6.250% due 06/15/37	125,000	165,058
The Western Union Co 4.250% due 06/09/23	100,000	103,329
Torchmark Corp 4.550% due 09/15/28	50,000	52,883
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	129,906
UDR Inc REIT 3.700% due 10/01/20	100,000	101,064
4.400% due 01/26/29	25,000	26,315
US Bancorp 2.950% due 07/15/22	250,000	251,007
3.600% due 09/11/24	400,000	412,987
US Bank NA 3.104% due 05/21/21	200,000	200,870
Ventas Realty LP REIT 3.125% due 06/15/23	90,000	90,458
3.250% due 10/15/26	100,000	97,269
4.000% due 03/01/28	50,000	50,726
4.125% due 01/15/26	31,000	31,874
4.400% due 01/15/29	150,000	156,593
VEREIT Operating Partnership LP REIT 4.125% due 06/01/21	20,000	20,343
4.600% due 02/06/24	25,000	25,752
4.625% due 11/01/25	50,000	51,792
4.875% due 06/01/26	25,000	26,072
Visa Inc 2.150% due 09/15/22	45,000	44,566
2.200% due 12/14/20	350,000	348,561
2.800% due 12/14/22	50,000	50,532
3.150% due 12/14/25	200,000	203,707
3.650% due 09/15/47	25,000	25,169
4.150% due 12/14/35	30,000	32,789
4.300% due 12/14/45	100,000	110,715
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	105,726
Voya Financial Inc 3.650% due 06/15/26	50,000	49,721
4.800% due 06/15/46	30,000	31,172
Wachovia Corp 5.500% due 08/01/35	200,000	228,720
Wells Fargo & Co 2.500% due 03/04/21	150,000	149,352
2.550% due 12/07/20	170,000	169,612
3.000% due 04/22/26	150,000	146,837
3.000% due 10/23/26	150,000	146,579
3.450% due 02/13/23	300,000	303,516
4.100% due 06/03/26	300,000	307,223

	Principal Amount	Value
4.125% due 08/15/23	$300,000	$311,182
4.150% due 01/24/29	200,000	209,329
4.600% due 04/01/21	200,000	206,688
4.750% due 12/07/46	200,000	209,801
5.375% due 02/07/35	100,000	116,956
5.606% due 01/15/44	100,000	115,586
Wells Fargo Bank NA 2.600% due 01/15/21	250,000	249,342
3.550% due 08/14/23	250,000	256,953
6.600% due 01/15/38	100,000	131,074
Welltower Inc REIT 4.125% due 03/15/29	100,000	102,125
4.250% due 04/01/26	150,000	155,097
4.500% due 01/15/24	150,000	158,308
Westpac Banking Corp (Australia) 2.000% due 08/19/21	150,000	147,380
2.300% due 05/26/20	100,000	99,604
2.500% due 06/28/22	150,000	148,628
2.700% due 08/19/26	150,000	144,432
2.750% due 01/11/23	150,000	149,174
3.300% due 02/26/24	100,000	101,197
3.400% due 01/25/28	100,000	101,335
Weyerhaeuser Co REIT 4.000% due 11/15/29	100,000	103,106
7.375% due 03/15/32	100,000	132,272
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	104,761
WP Carey Inc REIT 4.600% due 04/01/24	100,000	104,068
XLIT Ltd (Bermuda) 5.250% due 12/15/43	50,000	56,871

		86,882,382

Industrial - 2.0%

3M Co 2.000% due 06/26/22	400,000	395,645
2.875% due 10/15/27	100,000	99,485
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	100,814
Agilent Technologies Inc 3.200% due 10/01/22	100,000	100,863
Allegion US Holding Co Inc 3.200% due 10/01/24	50,000	48,419
3.550% due 10/01/27	50,000	47,607
Amphenol Corp 4.350% due 06/01/29	50,000	52,956
Arrow Electronics Inc 3.250% due 09/08/24	100,000	97,060
3.875% due 01/12/28	25,000	24,113
Avnet Inc 4.625% due 04/15/26	25,000	25,592
Bemis Co Inc 3.100% due 09/15/26	100,000	94,761
Burlington Northern Santa Fe LLC 3.000% due 03/15/23	150,000	151,806
3.250% due 06/15/27	250,000	255,109
3.650% due 09/01/25	50,000	51,971
4.125% due 06/15/47	50,000	52,090
4.700% due 09/01/45	50,000	56,146
5.750% due 05/01/40	100,000	124,435
Canadian National Railway Co (Canada) 2.850% due 12/15/21	100,000	100,203
2.950% due 11/21/24	100,000	100,820
6.200% due 06/01/36	50,000	65,668
Canadian Pacific Railway Co (Canada) 2.900% due 02/01/25	150,000	147,243
4.000% due 06/01/28	35,000	36,789
4.800% due 09/15/35	20,000	21,943
6.125% due 09/15/15	30,000	37,328

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Carlisle Cos Inc 3.750% due 12/01/27	$50,000	$48,951
Caterpillar Financial Services Corp 1.850% due 09/04/20	35,000	34,624
1.931% due 10/01/21	400,000	392,778
3.450% due 05/15/23	100,000	102,883
Caterpillar Inc 3.803% due 08/15/42	100,000	102,097
6.050% due 08/15/36	125,000	159,081
CNH Industrial Capital LLC 3.875% due 10/15/21	20,000	20,262
4.200% due 01/15/24	50,000	51,386
4.375% due 11/06/20	30,000	30,602
4.375% due 04/05/22	25,000	25,703
4.875% due 04/01/21	25,000	25,750
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	33,582
CSX Corp 3.250% due 06/01/27	250,000	247,223
3.400% due 08/01/24	200,000	203,971
3.700% due 11/01/23	100,000	103,462
4.500% due 03/15/49	65,000	68,497
5.500% due 04/15/41	75,000	86,946
Deere & Co 3.900% due 06/09/42	100,000	104,930
Dover Corp 5.375% due 03/01/41	50,000	56,910
Eaton Corp 4.000% due 11/02/32	100,000	103,904
Embraer Netherlands Finance BV (Brazil) 5.400% due 02/01/27	100,000	108,125
Emerson Electric Co 3.150% due 06/01/25	100,000	100,080
4.250% due 11/15/20	25,000	25,653
FedEx Corp 3.300% due 03/15/27	200,000	197,455
3.875% due 08/01/42	100,000	88,638
4.000% due 01/15/24	200,000	209,824
4.200% due 10/17/28	100,000	104,605
4.400% due 01/15/47	50,000	47,190
4.750% due 11/15/45	50,000	49,871
Flex Ltd 4.750% due 06/15/25	50,000	51,548
FLIR Systems Inc 3.125% due 06/15/21	100,000	99,730
Flowserve Corp 4.000% due 11/15/23	143,000	144,748
Fluor Corp 4.250% due 09/15/28	100,000	100,192
Fortive Corp 2.350% due 06/15/21	100,000	98,990
4.300% due 06/15/46	125,000	122,954
Fortune Brands Home & Security Inc 4.000% due 09/21/23	50,000	51,432
GATX Corp 3.250% due 03/30/25	100,000	95,504
4.350% due 02/15/24	25,000	25,943
4.550% due 11/07/28	25,000	25,749
General Dynamics Corp 3.375% due 05/15/23	50,000	51,432
3.600% due 11/15/42	200,000	199,485
3.750% due 05/15/28	180,000	189,973
General Electric Co 4.125% due 10/09/42	100,000	87,110
4.500% due 03/11/44	300,000	274,992
5.875% due 01/14/38	115,000	122,669
6.750% due 03/15/32	101,000	116,865
6.875% due 01/10/39	58,000	68,781
Harris Corp 2.700% due 04/27/20	200,000	199,306

	Principal Amount	Value
Honeywell International Inc 1.850% due 11/01/21	$50,000	$49,137
2.500% due 11/01/26	100,000	97,646
Hubbell Inc 3.350% due 03/01/26	50,000	48,887
Illinois Tool Works Inc 4.875% due 09/15/41	100,000	117,163
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	104,971
Ingersoll-Rand Luxembourg Finance SA (Luxembourg) 3.800% due 03/21/29	100,000	101,722
Jabil Inc 3.950% due 01/12/28	55,000	51,590
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	50,523
John Deere Capital Corp 2.150% due 09/08/22	50,000	49,192
2.450% due 09/11/20	50,000	49,833
2.650% due 06/10/26	100,000	97,252
2.750% due 03/15/22	100,000	100,242
2.800% due 03/06/23	50,000	50,227
2.800% due 09/08/27	50,000	48,965
3.400% due 09/11/25	50,000	51,374
3.450% due 06/07/23	25,000	25,743
3.450% due 03/13/25	50,000	51,629
Johnson Controls International PLC 3.625% due 07/02/24 §	43,000	43,545
3.900% due 02/14/26	50,000	51,237
4.500% due 02/15/47	40,000	38,484
Kansas City Southern 4.950% due 08/15/45	100,000	107,849
Kennametal Inc 4.625% due 06/15/28	50,000	50,211
Keysight Technologies Inc 4.550% due 10/30/24	100,000	104,016
L3 Technologies Inc 3.850% due 06/15/23	70,000	72,213
3.850% due 12/15/26	25,000	25,486
4.400% due 06/15/28	100,000	105,121
Lockheed Martin Corp 2.500% due 11/23/20	200,000	199,474
2.900% due 03/01/25	50,000	49,929
3.550% due 01/15/26	100,000	103,335
3.600% due 03/01/35	25,000	24,782
3.800% due 03/01/45	20,000	19,783
4.500% due 05/15/36	20,000	21,739
4.700% due 05/15/46	44,000	49,415
6.150% due 09/01/36	100,000	126,843
Martin Marietta Materials Inc 3.450% due 06/01/27	21,000	20,147
Masco Corp 3.500% due 04/01/21	65,000	65,476
3.500% due 11/15/27	100,000	94,986
4.375% due 04/01/26	50,000	50,934
Norfolk Southern Corp 2.903% due 02/15/23	100,000	100,161
3.000% due 04/01/22	100,000	100,632
3.800% due 08/01/28	30,000	31,020
3.942% due 11/01/47	63,000	61,692
4.650% due 01/15/46	50,000	53,906
4.837% due 10/01/41	50,000	54,644
5.100% due 08/01/18	15,000	15,737
Northrop Grumman Corp 2.550% due 10/15/22	100,000	99,123
3.250% due 08/01/23	100,000	101,306
3.500% due 03/15/21	100,000	101,550
3.850% due 04/15/45	100,000	96,269
Owens Corning 4.200% due 12/15/22	138,000	141,759

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Packaging Corp of America 2.450% due 12/15/20	$35,000	$34,778
3.400% due 12/15/27	35,000	34,120
3.650% due 09/15/24	100,000	100,662
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	128,074
Precision Castparts Corp 2.500% due 01/15/23	100,000	99,639
3.250% due 06/15/25	50,000	51,303
4.375% due 06/15/45	50,000	54,363
Raytheon Co 2.500% due 12/15/22	125,000	124,751
Republic Services Inc 3.200% due 03/15/25	100,000	101,026
3.375% due 11/15/27	120,000	121,023
3.950% due 05/15/28	100,000	104,900
Rockwell Collins Inc 3.500% due 03/15/27	300,000	297,350
Roper Technologies Inc 2.800% due 12/15/21	25,000	24,935
3.800% due 12/15/26	30,000	30,402
4.200% due 09/15/28	95,000	98,655
Ryder System Inc 2.500% due 09/01/22	95,000	92,918
3.400% due 03/01/23	100,000	101,274
Sonoco Products Co 5.750% due 11/01/40	200,000	224,528
Spirit AeroSystems Inc 3.850% due 06/15/26	25,000	24,075
Stanley Black & Decker Inc 2.900% due 11/01/22	50,000	50,433
4.250% due 11/15/28	100,000	107,777
Textron Inc 3.650% due 03/15/27	100,000	98,090
4.000% due 03/15/26	25,000	25,330
The Boeing Co 2.800% due 03/01/23	25,000	25,063
3.200% due 03/01/29	100,000	100,049
3.250% due 03/01/28	25,000	25,151
3.550% due 03/01/38	15,000	14,483
3.625% due 03/01/48	10,000	9,565
3.825% due 03/01/59	50,000	48,285
3.850% due 11/01/48	35,000	34,881
5.875% due 02/15/40	50,000	62,804
Trimble Inc 4.150% due 06/15/23	50,000	50,933
4.900% due 06/15/28	50,000	51,174
Union Pacific Corp 2.250% due 06/19/20	50,000	49,797
2.750% due 03/01/26	25,000	24,406
3.000% due 04/15/27	100,000	98,151
3.200% due 06/08/21	35,000	35,371
3.250% due 08/15/25	50,000	50,693
3.350% due 08/15/46	50,000	44,306
3.500% due 06/08/23	50,000	51,310
3.600% due 09/15/37	20,000	19,204
3.646% due 02/15/24	92,000	95,033
3.700% due 03/01/29	65,000	66,889
3.750% due 07/15/25	50,000	52,071
3.799% due 10/01/51	200,000	188,446
3.950% due 09/10/28	60,000	63,037
4.050% due 03/01/46	30,000	29,769
4.375% due 09/10/38	25,000	26,123
4.500% due 09/10/48	30,000	31,989
4.800% due 09/10/58	50,000	54,851
United Parcel Service Inc 2.350% due 05/16/22	50,000	49,722
2.450% due 10/01/22	100,000	99,763
3.125% due 01/15/21	100,000	101,219
3.400% due 11/15/46	200,000	179,987
6.200% due 01/15/38	50,000	64,432

	Principal Amount	Value
United Technologies Corp 1.950% due 11/01/21	$50,000	$49,008
2.650% due 11/01/26	30,000	28,585
3.100% due 06/01/22	500,000	503,618
3.350% due 08/16/21	15,000	15,210
3.650% due 08/16/23	40,000	41,090
3.750% due 11/01/46	50,000	46,329
3.950% due 08/16/25	25,000	26,005
4.125% due 11/16/28	60,000	62,588
4.450% due 11/16/38	20,000	20,745
4.500% due 06/01/42	300,000	310,761
4.625% due 11/16/48	35,000	37,273
Vulcan Materials Co 4.500% due 06/15/47	100,000	90,814
Wabtec Corp 4.400% due 03/15/24	100,000	101,772
4.950% due 09/15/28	100,000	101,543
Waste Management Inc 2.400% due 05/15/23	200,000	196,801
3.150% due 11/15/27	100,000	99,849
WRKCo Inc 3.000% due 09/15/24	100,000	97,841
4.000% due 03/15/28	100,000	101,348
Xylem Inc 3.250% due 11/01/26	30,000	29,510
4.375% due 11/01/46	25,000	25,341

		16,895,546

Technology - 1.7%

Activision Blizzard Inc 2.300% due 09/15/21	30,000	29,600
3.400% due 09/15/26	50,000	49,070
Analog Devices Inc 2.950% due 01/12/21	200,000	200,674
3.500% due 12/05/26	100,000	99,326
Apple Inc 2.000% due 05/06/20	400,000	397,606
2.000% due 11/13/20	300,000	297,986
2.100% due 09/12/22	100,000	98,484
2.250% due 02/23/21	150,000	149,460
2.400% due 01/13/23	50,000	49,676
2.900% due 09/12/27	300,000	296,303
3.000% due 11/13/27	100,000	99,552
3.250% due 02/23/26	70,000	71,355
3.350% due 02/09/27	200,000	204,359
3.450% due 02/09/45	250,000	238,846
3.750% due 09/12/47	75,000	74,856
3.750% due 11/13/47	50,000	50,077
3.850% due 08/04/46	35,000	35,522
4.250% due 02/09/47	100,000	107,033
4.500% due 02/23/36	50,000	56,129
4.650% due 02/23/46	145,000	164,356
Applied Materials Inc 2.625% due 10/01/20	50,000	49,944
3.300% due 04/01/27	255,000	258,003
3.900% due 10/01/25	35,000	36,860
4.350% due 04/01/47	45,000	47,402
5.100% due 10/01/35	35,000	39,842
Autodesk Inc 3.125% due 06/15/20	100,000	100,248
Broadcom Corp 3.000% due 01/15/22	350,000	348,762
3.625% due 01/15/24	100,000	99,853
3.875% due 01/15/27	350,000	334,927
Broadcom Inc 3.125% due 10/15/22 # ~	25,000	24,886
3.625% due 10/15/24 # ~	100,000	99,218
4.250% due 04/15/26 # ~	100,000	99,261
4.750% due 04/15/29 # ~	150,000	149,288

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Broadridge Financial Solutions Inc 3.400% due 06/27/26	$50,000	$48,475
Dell International LLC 4.000% due 07/15/24 ~	50,000	50,440
4.420% due 06/15/21 ~	300,000	307,944
4.900% due 10/01/26 ~	100,000	101,990
5.300% due 10/01/29 ~	100,000	100,845
5.450% due 06/15/23 ~	115,000	122,619
8.100% due 07/15/36 ~	50,000	58,960
8.350% due 07/15/46 ~	50,000	60,514
Electronic Arts Inc 3.700% due 03/01/21	50,000	50,836
4.800% due 03/01/26	50,000	53,787
Fidelity National Information Services Inc 3.000% due 08/15/26	150,000	143,965
3.500% due 04/15/23	57,000	58,002
4.750% due 05/15/48	100,000	99,378
5.000% due 10/15/25	56,000	60,428
Fiserv Inc 2.700% due 06/01/20	50,000	49,956
3.850% due 06/01/25	100,000	102,906
Hewlett Packard Enterprise Co 3.500% due 10/05/21	50,000	50,688
3.600% due 10/15/20	50,000	50,484
4.900% due 10/15/25	250,000	266,063
6.200% due 10/15/35	50,000	53,033
6.350% due 10/15/45	50,000	52,530
HP Inc 3.750% due 12/01/20	9,000	9,155
4.050% due 09/15/22	200,000	206,632
6.000% due 09/15/41	55,000	59,296
Intel Corp 1.700% due 05/19/21	100,000	98,337
2.450% due 07/29/20	160,000	159,844
2.600% due 05/19/26	100,000	97,961
3.300% due 10/01/21	250,000	254,927
3.700% due 07/29/25	145,000	152,219
3.734% due 12/08/47	300,000	303,555
International Business Machines Corp 3.375% due 08/01/23	300,000	306,513
3.625% due 02/12/24	250,000	257,495
4.700% due 02/19/46	200,000	219,130
5.600% due 11/30/39	26,000	31,354
Lam Research Corp 2.800% due 06/15/21	50,000	50,035
4.000% due 03/15/29	55,000	56,212
4.875% due 03/15/49	25,000	26,516
Marvell Technology Group Ltd 4.200% due 06/22/23	50,000	51,031
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	96,554
Micron Technology Inc 5.500% due 02/01/25	50,000	51,806
Microsoft Corp 1.550% due 08/08/21	100,000	97,668
2.000% due 08/08/23	50,000	48,887
2.375% due 05/01/23	100,000	99,624
2.400% due 02/06/22	100,000	99,960
2.400% due 08/08/26	250,000	242,826
2.875% due 02/06/24	35,000	35,460
3.125% due 11/03/25	100,000	102,477
3.450% due 08/08/36	150,000	150,973
3.500% due 11/15/42	100,000	99,641
3.700% due 08/08/46	100,000	102,530
3.750% due 02/12/45	200,000	205,809
3.950% due 08/08/56	150,000	156,891
4.100% due 02/06/37	300,000	327,218
4.250% due 02/06/47	100,000	111,858
4.450% due 11/03/45	100,000	114,168
4.500% due 02/06/57	100,000	115,335

	Principal Amount	Value
4.750% due 11/03/55	$50,000	$60,071
5.200% due 06/01/39	135,000	167,329
5.300% due 02/08/41	200,000	251,854
NetApp Inc 3.375% due 06/15/21	50,000	50,504
Oracle Corp 1.900% due 09/15/21	135,000	132,868
2.400% due 09/15/23	250,000	246,230
2.950% due 05/15/25	150,000	150,046
3.250% due 11/15/27	350,000	352,478
3.850% due 07/15/36	50,000	50,623
3.900% due 05/15/35	105,000	107,648
4.000% due 07/15/46	250,000	251,782
4.000% due 11/15/47	250,000	252,059
4.300% due 07/08/34	100,000	107,600
4.375% due 05/15/55	200,000	211,650
6.125% due 07/08/39	100,000	128,676
6.500% due 04/15/38	100,000	133,213
QUALCOMM Inc 2.250% due 05/20/20	100,000	99,611
2.600% due 01/30/23	100,000	98,929
2.900% due 05/20/24	50,000	49,206
3.250% due 05/20/27	50,000	48,894
3.450% due 05/20/25	150,000	151,337
4.300% due 05/20/47	30,000	28,703
4.800% due 05/20/45	150,000	153,353
Seagate HDD Cayman 4.250% due 03/01/22	50,000	50,173
5.750% due 12/01/34	50,000	45,926
Texas Instruments Inc 1.850% due 05/15/22	300,000	294,608
4.150% due 05/15/48	100,000	108,086
VMware Inc 2.300% due 08/21/20	30,000	29,737
2.950% due 08/21/22	35,000	34,661
3.900% due 08/21/27	30,000	28,890
Xilinx Inc 2.950% due 06/01/24	100,000	99,458

		14,978,707

Utilities - 1.7%

AEP Transmission Co LLC 4.250% due 09/15/48	35,000	37,267
Alabama Power Co 2.450% due 03/30/22	100,000	99,519
4.150% due 08/15/44	90,000	93,233
4.300% due 07/15/48	15,000	15,958
Ameren Illinois Co 3.250% due 03/01/25	50,000	50,818
3.800% due 05/15/28	50,000	52,627
4.150% due 03/15/46	50,000	52,809
American Water Capital Corp 2.950% due 09/01/27	35,000	34,095
3.750% due 09/01/47	50,000	48,587
4.300% due 12/01/42	100,000	105,008
Appalachian Power Co 3.400% due 06/01/25	100,000	101,472
4.600% due 03/30/21	50,000	51,644
7.000% due 04/01/38	150,000	196,607
Arizona Public Service Co 2.950% due 09/15/27	50,000	49,046
4.500% due 04/01/42	100,000	106,019
Atmos Energy Corp 3.000% due 06/15/27	30,000	29,773
4.150% due 01/15/43	64,000	66,421
4.300% due 10/01/48	50,000	53,436
Avangrid Inc 3.150% due 12/01/24	50,000	49,480
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	25,460
3.750% due 08/15/47	50,000	48,474

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Berkshire Hathaway Energy Co 2.375% due 01/15/21	$25,000	$24,905
2.800% due 01/15/23	40,000	40,133
3.250% due 04/15/28	30,000	29,863
3.800% due 07/15/48	25,000	23,982
4.450% due 01/15/49	50,000	53,178
5.150% due 11/15/43	200,000	231,884
6.125% due 04/01/36	99,000	124,729
Black Hills Corp 3.150% due 01/15/27	50,000	47,758
4.350% due 05/01/33	30,000	30,990
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	98,635
2.400% due 09/01/26	50,000	47,482
3.000% due 02/01/27	50,000	49,403
CenterPoint Energy Inc 3.600% due 11/01/21	10,000	10,155
3.850% due 02/01/24	25,000	25,522
4.250% due 11/01/28	25,000	25,941
CenterPoint Energy Resources Corp 4.000% due 04/01/28	100,000	103,275
Commonwealth Edison Co 3.700% due 08/15/28	20,000	21,008
3.750% due 08/15/47	50,000	49,351
3.800% due 10/01/42	100,000	98,977
4.000% due 03/01/48	100,000	102,883
4.000% due 03/01/49	200,000	205,019
Consolidated Edison Co of New York Inc 3.875% due 06/15/47	150,000	146,943
3.950% due 03/01/43	100,000	99,593
4.000% due 12/01/28	100,000	106,762
4.300% due 12/01/56	50,000	50,764
4.500% due 12/01/45	100,000	107,488
Consumers Energy Co 3.250% due 08/15/46	50,000	45,935
3.800% due 11/15/28	100,000	105,559
4.350% due 04/15/49	100,000	111,537
Dominion Energy Gas Holdings LLC 3.550% due 11/01/23	100,000	102,468
Dominion Energy Inc 2.750% due 01/15/22	50,000	49,611
2.850% due 08/15/26	30,000	28,909
4.250% due 06/01/28	50,000	52,538
4.700% due 12/01/44	100,000	106,281
DTE Electric Co 3.375% due 03/01/25	50,000	51,222
3.650% due 03/15/24	51,000	52,930
DTE Energy Co 3.300% due 06/15/22	50,000	50,455
3.800% due 03/15/27	100,000	101,012
3.850% due 12/01/23	100,000	103,368
Duke Energy Carolinas LLC 3.050% due 03/15/23	150,000	152,272
3.750% due 06/01/45	200,000	198,791
6.050% due 04/15/38	110,000	140,520
6.100% due 06/01/37	25,000	31,706
Duke Energy Corp 2.400% due 08/15/22	50,000	49,457
3.150% due 08/15/27	50,000	49,135
3.950% due 08/15/47	50,000	48,365
Duke Energy Indiana LLC 3.750% due 05/15/46	50,000	48,839
4.900% due 07/15/43	100,000	113,959
Duke Energy Progress LLC 3.450% due 03/15/29	210,000	215,466
3.700% due 09/01/28	100,000	104,504
Edison International 2.400% due 09/15/22	40,000	37,084
2.950% due 03/15/23	100,000	92,945

	Principal Amount	Value
El Paso Electric Co 5.000% due 12/01/44	$50,000	$52,838
Emera US Finance LP (Canada) 3.550% due 06/15/26	35,000	34,647
4.750% due 06/15/46	200,000	208,189
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	52,855
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	51,193
Entergy Arkansas LLC 3.500% due 04/01/26	50,000	51,008
4.200% due 04/01/49	50,000	51,861
Entergy Corp 2.950% due 09/01/26	30,000	28,878
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	56,245
Entergy Louisiana LLC 3.250% due 04/01/28	50,000	50,005
4.200% due 09/01/48	50,000	52,176
4.950% due 01/15/45	40,000	41,790
Entergy Mississippi LLC 2.850% due 06/01/28	150,000	144,940
Eversource Energy 2.800% due 05/01/23	100,000	99,828
2.900% due 10/01/24	50,000	49,672
3.300% due 01/15/28	100,000	99,037
3.800% due 12/01/23	15,000	15,548
4.250% due 04/01/29	25,000	26,604
Exelon Corp 2.850% due 06/15/20	50,000	49,960
3.950% due 06/15/25	100,000	103,668
4.450% due 04/15/46	100,000	103,398
4.950% due 06/15/35	35,000	37,261
5.100% due 06/15/45	35,000	39,187
FirstEnergy Corp 4.250% due 03/15/23	40,000	41,766
7.375% due 11/15/31	65,000	86,148
Florida Power & Light Co 3.700% due 12/01/47	200,000	200,522
4.950% due 06/01/35	100,000	114,471
5.690% due 03/01/40	35,000	44,202
5.950% due 02/01/38	125,000	161,642
Georgia Power Co 2.850% due 05/15/22	100,000	99,068
3.250% due 03/30/27	100,000	97,038
4.300% due 03/15/42	100,000	99,639
Indiana Michigan Power Co 4.250% due 08/15/48	25,000	25,804
ITC Holdings Corp 3.350% due 11/15/27	50,000	49,469
3.650% due 06/15/24	25,000	25,190
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	51,601
Kentucky Utilities Co 4.375% due 10/01/45	40,000	42,891
Louisville Gas & Electric Co 4.250% due 04/01/49 #	35,000	36,934
MidAmerican Energy Co 3.650% due 08/01/48	100,000	97,513
6.750% due 12/30/31	100,000	132,267
Mississippi Power Co 3.950% due 03/30/28	25,000	25,342
National Fuel Gas Co 3.750% due 03/01/23	100,000	100,394
3.950% due 09/15/27	50,000	48,092
Nevada Power Co 3.700% due 05/01/29	155,000	160,479
NextEra Energy Capital Holdings Inc 4.500% due 06/01/21	50,000	51,562
4.800% due 12/01/77	100,000	89,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
NiSource Inc 3.490% due 05/15/27	$50,000	$49,966
3.950% due 03/30/48	50,000	47,767
4.800% due 02/15/44	100,000	105,476
5.250% due 02/15/43	100,000	110,199
Northern States Power Co 2.150% due 08/15/22	100,000	98,396
2.600% due 05/15/23	100,000	99,772
NSTAR Electric Co 2.375% due 10/15/22	100,000	99,313
Oglethorpe Power Corp 5.050% due 10/01/48 ~	100,000	110,150
Ohio Edison Co 6.875% due 07/15/36	150,000	195,168
Ohio Power Co 5.375% due 10/01/21	30,000	31,972
Oklahoma Gas & Electric Co 3.850% due 08/15/47	50,000	48,431
Oncor Electric Delivery Co LLC 3.800% due 09/30/47	50,000	50,521
5.300% due 06/01/42	100,000	121,206
7.000% due 05/01/32	50,000	67,328
PacifiCorp 3.500% due 06/15/29	35,000	35,847
4.125% due 01/15/49	70,000	72,606
PECO Energy Co 1.700% due 09/15/21	50,000	48,869
3.150% due 10/15/25	50,000	50,553
3.900% due 03/01/48	60,000	60,881
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	37,768
Potomac Electric Power Co 3.600% due 03/15/24	100,000	103,469
PPL Electric Utilities Corp 4.150% due 10/01/45	25,000	26,125
4.150% due 06/15/48	100,000	105,773
4.750% due 07/15/43	50,000	56,346
Progress Energy Inc 7.750% due 03/01/31	100,000	136,277
PSEG Power LLC 3.000% due 06/15/21	50,000	49,794
3.850% due 06/01/23	100,000	102,554
Public Service Co of Colorado 3.700% due 06/15/28	50,000	52,210
3.800% due 06/15/47	50,000	50,009
Public Service Electric & Gas Co 4.050% due 05/01/48	25,000	26,217
Public Service Enterprise Group Inc 2.000% due 11/15/21	100,000	97,155
2.650% due 11/15/22	50,000	49,625
Puget Energy Inc 3.650% due 05/15/25	100,000	99,527
6.000% due 09/01/21	100,000	106,345
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	31,396
San Diego Gas & Electric Co 3.750% due 06/01/47	50,000	47,013
4.150% due 05/15/48	25,000	25,128
Sempra Energy 3.400% due 02/01/28	65,000	62,813
3.800% due 02/01/38	100,000	91,935
South Carolina Electric & Gas Co 4.600% due 06/15/43	100,000	109,041
5.300% due 05/15/33	50,000	57,064
5.450% due 02/01/41	50,000	59,644
Southern California Edison Co 3.500% due 10/01/23	100,000	99,536
3.650% due 03/01/28	50,000	49,178
3.700% due 08/01/25	30,000	29,858
3.900% due 03/15/43	50,000	46,254

	Principal Amount	Value
4.000% due 04/01/47	$100,000	$93,766
4.125% due 03/01/48	10,000	9,601
4.500% due 09/01/40	50,000	50,100
Southern California Gas Co 2.600% due 06/15/26	50,000	47,820
4.125% due 06/01/48	150,000	154,718
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	151,956
Southwest Gas Corp 3.800% due 09/29/46	50,000	47,193
Southwestern Electric Power Co 3.900% due 04/01/45	50,000	47,399
4.100% due 09/15/28	50,000	52,082
6.200% due 03/15/40	50,000	61,556
Southwestern Public Service Co 3.300% due 06/15/24	50,000	51,021
Tampa Electric Co 4.300% due 06/15/48	50,000	50,404
4.450% due 06/15/49	50,000	51,787
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	26,804
The Southern Co 2.350% due 07/01/21	100,000	98,883
2.750% due 06/15/20	100,000	100,018
2.950% due 07/01/23	25,000	24,949
4.250% due 07/01/36	30,000	29,687
4.400% due 07/01/46	100,000	100,962
Tucson Electric Power Co 3.050% due 03/15/25	50,000	49,186
4.850% due 12/01/48	100,000	111,182
Union Electric Co 8.450% due 03/15/39	100,000	154,241
Virginia Electric & Power Co 2.950% due 11/15/26	50,000	49,034
3.150% due 01/15/26	35,000	35,086
3.800% due 09/15/47	50,000	48,407
4.000% due 11/15/46	20,000	20,140
4.650% due 08/15/43	100,000	109,381
8.875% due 11/15/38	25,000	39,525
WEC Energy Group Inc 3.100% due 03/08/22	25,000	25,222
3.375% due 06/15/21	65,000	65,804
3.550% due 06/15/25	100,000	101,855
Westar Energy Inc 3.100% due 04/01/27	50,000	49,584
4.100% due 04/01/43	100,000	102,864
Wisconsin Electric Power Co 4.300% due 10/15/48	10,000	10,800
Wisconsin Power & Light Co 3.050% due 10/15/27	100,000	99,186
Xcel Energy Inc 2.600% due 03/15/22	50,000	49,728
4.000% due 06/15/28	50,000	52,270

		14,688,367

Total Corporate Bonds & Notes (Cost $232,197,059)		235,475,427

MORTGAGE-BACKED SECURITIES - 29.5%

Collateralized Mortgage Obligations - Commercial - 1.9%

Bank 3.175% due 09/15/60	200,000	201,209
Benchmark 4.121% due 07/15/51	200,000	214,461
CD Mortgage Trust 3.456% due 11/13/50	175,000	178,646
Citigroup Commercial Mortgage Trust 3.372% due 10/10/47	350,000	357,545
3.778% due 09/10/58	600,000	626,022

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Pass-Through Certificates 3.525% due 02/10/49	$300,000	$307,880
Commercial Mortgage Trust 3.660% due 08/10/50	385,235	392,557
3.819% due 06/10/47	300,000	312,808
4.228% due 05/10/51	400,000	430,592
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	609,361
Fannie Mae - Aces 2.717% due 02/25/22	405,838	407,838
2.723% due 10/25/24	200,000	201,129
2.903% due 01/25/28 §	500,000	499,905
2.987% due 12/25/27 §	190,000	190,896
3.061% due 05/25/27 §	200,000	202,051
3.640% due 08/25/30 §	300,000	315,275
Freddie Mac Multifamily Structured Pass Through Certificates 1.875% due 04/25/22	194,721	192,869
2.673% due 03/25/26	600,000	597,722
2.745% due 01/25/26	400,000	400,358
3.171% due 10/25/24	850,000	872,269
3.224% due 03/25/27	500,000	513,508
3.250% due 04/25/23 §	1,050,000	1,077,167
3.310% due 05/25/23 §	500,000	514,364
3.926% due 06/25/28	100,000	108,087
3.990% due 08/25/33 §	42,000	45,851
GS Mortgage Securities Trust 2.773% due 11/10/45	199,574	199,914
3.734% due 11/10/48	1,000,000	1,038,813
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	622,486
JPMorgan Chase Commercial Mortgage Securities Trust 3.143% due 12/15/47	500,000	506,312
5.157% due 05/15/45 §	300,000	300,745
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	1,000,000	1,040,822
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	413,446
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	513,584
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	255,712
Wells Fargo Commercial Mortgage Trust 2.652% due 08/15/49	350,000	340,523
3.664% due 09/15/58	1,000,000	1,034,793
4.184% due 06/15/51	200,000	214,205
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	696,061	696,635

		16,948,360

Fannie Mae - 11.4%

2.500% due 10/01/27 - 11/01/46	6,695,028	6,655,488
3.000% due 05/01/22 - 09/01/47	23,771,422	23,824,878
3.500% due 10/01/25 - 02/01/48	30,371,401	30,990,434
4.000% due 12/01/19 - 07/01/48	19,631,295	20,317,410
4.225% (USD LIBOR + 1.695%) due 06/01/38 §	3,328	3,487
4.440% (USD LIBOR + 1.690%) due 08/01/39 §	6,733	7,036
4.500% due 05/01/23 - 08/01/48	10,825,546	11,386,002
5.000% due 08/01/20 - 09/01/48	3,360,109	3,599,545
5.500% due 11/01/33 - 07/01/41	1,410,356	1,542,906
6.000% due 09/01/34 - 06/01/40	605,155	666,745
6.500% due 09/01/36 - 07/01/38	139,074	159,217

		99,153,148

	Principal Amount	Value
Freddie Mac - 8.2%

2.500% due 08/01/28 - 02/01/32	$4,112,535	$4,101,442
3.000% due 09/01/26 - 02/01/48	20,484,048	20,555,203
3.500% due 06/01/21 - 05/01/48	19,818,664	20,191,041
4.000% due 02/01/25 - 10/01/48	17,937,369	18,555,370
4.500% due 08/01/24 - 07/01/48	4,567,606	4,814,580
5.000% due 12/01/31 - 03/01/41	1,259,444	1,358,242
5.500% due 04/01/34 - 08/01/40	616,676	675,368
6.000% due 04/01/36 - 05/01/40	728,913	803,158
6.500% due 08/01/37 - 04/01/39	58,902	65,827

		71,120,231

Government National Mortgage Association - 8.0%

2.500% due 01/20/43	208,791	206,776
3.000% due 08/20/42 - 01/20/48	16,663,144	16,779,787
3.500% due 10/15/41 - 03/20/48	24,414,885	25,009,089
4.000% due 06/15/39 - 09/20/48	15,018,093	15,562,443
4.500% due 02/15/39 - 04/01/49	8,278,840	8,651,492
5.000% due 05/15/36 - 01/20/48	2,141,748	2,273,550
5.500% due 04/15/37 - 04/15/40	579,441	633,145
6.000% due 01/15/38 - 06/15/41	167,266	184,568
6.500% due 10/15/38 - 02/15/39	27,989	31,183

		69,332,033

Total Mortgage-Backed Securities (Cost $258,360,483)		256,553,772

ASSET-BACKED SECURITIES - 0.5%

Ally Auto Receivables Trust 2.920% due 11/15/22	75,000	75,317
Ally Master Owner Trust 3.290% due 05/15/23	100,000	101,392
American Express Credit Account Master Trust 2.040% due 05/15/23	400,000	397,293
3.180% due 04/15/24	103,000	104,600
AmeriCredit Automobile Receivables Trust 2.970% due 11/20/23	67,000	67,412
Citibank Credit Card Issuance Trust 2.680% due 06/07/23	500,000	501,738
6.150% due 06/15/39	250,000	324,503
Discover Card Execution Note Trust 1.880% due 02/15/23	360,000	357,073
Drive Auto Receivables Trust 4.140% due 08/15/24	200,000	203,470
Ford Credit Auto Lease Trust 3.190% due 12/15/21	40,000	40,308
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	394,469
Ford Credit Floorplan Master Owner Trust ‘A’ 2.160% due 09/15/22	250,000	248,119
GM Financial Automobile Leasing Trust 3.060% due 06/21/21	150,000	150,530
Nissan Auto Receivables Owner Trust 2.650% due 05/16/22	120,000	120,123
Santander Drive Auto Receivables Trust 3.420% due 04/15/25	44,000	44,367
3.560% due 07/15/24	100,000	101,034
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	200,000	198,411
World Financial Network Credit Card Master Trust 2.550% due 06/17/24	500,000	498,655
World Omni Auto Receivables Trust 2.500% due 04/17/23	160,000	159,854
World Omni Automobile Lease Securitization Trust 3.190% due 12/15/21	50,000	50,450

Total Asset-Backed Securities (Cost $4,151,020)		4,139,118

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 1.2%

Fannie Mae 1.375% due 10/07/21	$1,000,000	$978,824
1.875% due 12/28/20	500,000	496,485
2.125% due 04/24/26	815,000	797,058
2.625% due 09/06/24	960,000	974,951
5.625% due 07/15/37	100,000	135,553
7.125% due 01/15/30	525,000	738,297
Federal Farm Credit Banks 1.680% due 10/13/20	500,000	495,209
Federal Home Loan Bank 1.375% due 09/28/20	800,000	788,246
1.800% due 08/28/20	500,000	495,709
2.625% due 10/01/20	2,000,000	2,008,503
5.500% due 07/15/36	100,000	133,765
Freddie Mac 2.375% due 02/16/21	1,000,000	1,001,297
2.375% due 01/13/22	1,000,000	1,003,975
6.250% due 07/15/32	225,000	311,179
Tennessee Valley Authority 3.500% due 12/15/42	100,000	103,042
3.875% due 02/15/21	65,000	66,781
5.250% due 09/15/39	25,000	32,273
5.375% due 04/01/56	50,000	71,174
6.750% due 11/01/25	150,000	187,330
7.125% due 05/01/30	50,000	70,380

Total U.S. Government Agency Issues (Cost $10,749,490)		10,890,031

U.S. TREASURY OBLIGATIONS - 38.9%

U.S. Treasury Bonds - 7.0%

2.250% due 08/15/46	2,150,000	1,922,276
2.500% due 02/15/45	2,800,000	2,648,461
2.500% due 02/15/46	3,100,000	2,922,900
2.500% due 05/15/46	4,000,000	3,769,453
2.750% due 08/15/42	2,450,000	2,445,550
2.750% due 11/15/42	1,850,000	1,845,339
2.750% due 11/15/47	2,500,000	2,470,508
2.875% due 08/15/45	1,000,000	1,015,918
3.000% due 05/15/42	1,075,000	1,121,044
3.000% due 11/15/45	1,900,000	1,976,891
3.000% due 02/15/47	500,000	520,186
3.000% due 05/15/47	1,700,000	1,766,207
3.000% due 02/15/48	2,000,000	2,074,727
3.000% due 08/15/48	1,500,000	1,556,689
3.000% due 02/15/49	1,750,000	1,817,129
3.125% due 11/15/41	975,000	1,039,670
3.125% due 02/15/43	2,625,000	2,787,781
3.125% due 08/15/44	5,600,000	5,950,656
3.125% due 05/15/48	3,700,000	3,933,418
3.625% due 08/15/43	1,525,000	1,756,341
3.625% due 02/15/44	500,000	576,504
3.750% due 08/15/41	1,300,000	1,524,631
3.750% due 11/15/43	1,000,000	1,175,059
4.250% due 11/15/40	750,000	941,587
4.375% due 05/15/40	1,025,000	1,306,915
4.375% due 05/15/41	775,000	990,653
4.500% due 02/15/36	1,750,000	2,219,902
4.500% due 05/15/38	500,000	644,219
4.500% due 08/15/39	700,000	905,816
5.375% due 02/15/31	1,100,000	1,431,654
6.250% due 05/15/30	2,550,000	3,495,542

		60,553,626

U.S. Treasury Notes - 31.9%

1.125% due 02/28/21	5,400,000	5,283,141
1.125% due 06/30/21	1,500,000	1,464,111

	Principal Amount	Value
1.125% due 07/31/21	$4,100,000	$3,995,818
1.125% due 08/31/21	2,300,000	2,239,715
1.250% due 03/31/21	2,000,000	1,961,016
1.375% due 09/15/20	1,500,000	1,479,785
1.375% due 06/30/23	4,300,000	4,152,104
1.500% due 05/15/20	5,000,000	4,951,562
1.500% due 05/31/20	2,000,000	1,979,805
1.500% due 07/15/20	1,350,000	1,335,340
1.500% due 08/15/20	6,000,000	5,929,805
1.500% due 03/31/23	1,500,000	1,458,633
1.500% due 08/15/26	3,200,000	3,020,001
1.625% due 10/15/20	5,300,000	5,243,480
1.625% due 11/30/20	4,500,000	4,449,199
1.625% due 08/15/22	2,025,000	1,985,845
1.625% due 11/15/22	4,975,000	4,872,682
1.625% due 05/31/23	1,000,000	976,113
1.625% due 10/31/23	3,000,000	2,921,602
1.625% due 02/15/26	4,900,000	4,685,625
1.625% due 05/15/26	1,300,000	1,240,916
1.750% due 10/31/20	5,100,000	5,053,781
1.750% due 11/15/20	1,850,000	1,833,234
1.750% due 11/30/21	500,000	493,789
1.750% due 05/15/22	1,250,000	1,232,300
1.750% due 06/30/22	2,000,000	1,970,859
1.750% due 05/15/23	4,750,000	4,661,309
1.875% due 06/30/20	4,200,000	4,174,160
1.875% due 12/15/20	1,000,000	992,734
1.875% due 01/31/22	500,000	495,176
1.875% due 02/28/22	6,000,000	5,941,289
1.875% due 04/30/22	2,000,000	1,979,414
1.875% due 07/31/22	3,500,000	3,460,898
1.875% due 09/30/22	2,500,000	2,471,631
1.875% due 08/31/24	3,000,000	2,942,051
2.000% due 07/31/20	3,000,000	2,985,996
2.000% due 09/30/20	2,500,000	2,487,451
2.000% due 08/31/21	3,000,000	2,982,363
2.000% due 11/15/21	2,000,000	1,988,672
2.000% due 12/31/21	500,000	497,187
2.000% due 02/15/22	1,100,000	1,093,533
2.000% due 10/31/22	9,000,000	8,932,500
2.000% due 11/30/22	2,400,000	2,381,625
2.000% due 02/15/23	6,950,000	6,893,260
2.000% due 05/31/24	5,000,000	4,940,527
2.000% due 02/15/25	2,000,000	1,968,672
2.125% due 08/15/21	2,200,000	2,193,512
2.125% due 11/30/23	6,000,000	5,971,055
2.250% due 04/30/21	5,700,000	5,698,107
2.250% due 12/31/23	4,000,000	4,002,422
2.250% due 01/31/24	2,000,000	2,001,211
2.250% due 10/31/24	800,000	799,266
2.250% due 11/15/24	2,000,000	1,997,344
2.250% due 12/31/24	4,000,000	3,995,234
2.250% due 11/15/25	2,200,000	2,191,492
2.250% due 08/15/27	4,200,000	4,164,316
2.250% due 11/15/27	2,300,000	2,278,123
2.375% due 04/30/20	2,000,000	1,999,727
2.375% due 03/15/21	3,500,000	3,506,973
2.375% due 02/29/24	3,000,000	3,021,562
2.375% due 08/15/24	10,300,000	10,358,742
2.375% due 05/15/27	2,750,000	2,755,747
2.500% due 05/31/20	2,000,000	2,002,969
2.500% due 12/31/20	2,000,000	2,006,562
2.500% due 02/28/21	10,000,000	10,041,602
2.500% due 03/31/23	4,000,000	4,042,656
2.500% due 08/15/23	4,450,000	4,500,845
2.500% due 01/31/25	4,000,000	4,048,516
2.625% due 07/31/20	5,500,000	5,518,799
2.625% due 08/15/20	1,800,000	1,806,434
2.625% due 11/15/20	2,000,000	2,009,297
2.625% due 12/31/23	2,500,000	2,544,141
2.625% due 02/15/29	1,000,000	1,019,590

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
2.750% due 04/30/23	$1,500,000	$1,530,410
2.750% due 07/31/23	7,000,000	7,150,527
2.750% due 08/31/23	5,000,000	5,109,961
2.750% due 11/15/23	6,600,000	6,748,629
2.750% due 02/15/28	3,500,000	3,603,701
2.875% due 10/31/20	3,000,000	3,025,078
2.875% due 10/15/21	1,500,000	1,523,350
2.875% due 05/15/28	2,500,000	2,599,756
2.875% due 08/15/28	6,000,000	6,241,523
3.125% due 05/15/21	1,750,000	1,780,557
3.125% due 11/15/28	1,500,000	1,593,018

		277,863,463

Total U.S. Treasury Obligations (Cost $336,185,504)		338,417,089

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Canada Government (Canada) 2.000% due 11/15/22	250,000	247,454
Chile Government (Chile) 3.125% due 01/21/26	75,000	76,140
3.860% due 06/21/47	300,000	305,853
Colombia Government (Colombia) 4.375% due 07/12/21	300,000	308,775
4.500% due 01/28/26	500,000	527,937
5.000% due 06/15/45	300,000	315,510
Export Development Canada (Canada) 2.000% due 11/30/20	200,000	198,815
2.500% due 01/24/23	200,000	201,075
Export-Import Bank of Korea (South Korea) 2.750% due 01/25/22	200,000	199,784
3.625% due 11/27/23	200,000	205,918
5.000% due 04/11/22	200,000	212,154
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	219,524
7.625% due 03/29/41	200,000	297,658
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	115,011
Indonesia Government (Indonesia) 2.950% due 01/11/23	300,000	297,552
Iraq Government AID 2.149% due 01/18/22	200,000	199,502
Israel Government (Israel) 4.125% due 01/17/48	300,000	311,305
Israel Government AID 5.500% due 04/26/24	25,000	28,693
Japan Bank for International Cooperation (Japan) 1.875% due 07/21/26	200,000	188,533
2.125% due 07/21/20	300,000	298,635
2.375% due 07/21/22	300,000	298,411
3.250% due 07/20/28	200,000	206,438
3.375% due 07/31/23	200,000	206,419
3.375% due 10/31/23	250,000	258,241
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	208,760
Korea International (South Korea) 2.750% due 01/19/27	200,000	198,283
Mexico Government (Mexico) 3.500% due 01/21/21	90,000	91,262
3.625% due 03/15/22	296,000	301,775
4.000% due 10/02/23	150,000	154,391
4.150% due 03/28/27	200,000	203,640
4.600% due 01/23/46	250,000	241,625
4.600% due 02/10/48	200,000	193,825
4.750% due 03/08/44	264,000	259,908
6.750% due 09/27/34	225,000	274,918

	Principal Amount	Value
Panama Government (Panama) 4.500% due 05/15/47	$350,000	$370,457
6.700% due 01/26/36	100,000	131,000
8.875% due 09/30/27	100,000	138,860
Peruvian Government (Peru) 4.125% due 08/25/27	150,000	164,026
8.750% due 11/21/33	200,000	314,000
Philippine Government (Philippines) 3.000% due 02/01/28	200,000	198,514
4.000% due 01/15/21	325,000	331,898
6.375% due 10/23/34	250,000	333,878
7.750% due 01/14/31	200,000	281,647
Province of Alberta Canada (Canada) 2.200% due 07/26/22	250,000	246,788
3.350% due 11/01/23	100,000	103,335
Province of British Columbia Canada (Canada) 2.000% due 10/23/22	100,000	98,533
2.650% due 09/22/21	100,000	100,566
Province of Manitoba Canada (Canada) 2.125% due 05/04/22	250,000	247,109
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	52,806
Province of Ontario Canada (Canada) 2.400% due 02/08/22	350,000	349,456
4.400% due 04/14/20	250,000	254,695
Province of Quebec Canada (Canada) 2.750% due 04/12/27	350,000	351,139
7.500% due 07/15/23	100,000	118,952
7.500% due 09/15/29	75,000	105,850
Republic of Italy Government (Italy) 6.875% due 09/27/23	150,000	166,770
Republic of Poland Government (Poland) 3.000% due 03/17/23	150,000	151,137
4.000% due 01/22/24	150,000	157,113
The Korea Development Bank (South Korea) 2.000% due 09/12/26	200,000	184,756
3.375% due 03/12/23	200,000	204,217
Ukraine Government AID Bonds 1.847% due 05/29/20	301,000	298,991
Uruguay Government (Uruguay) 4.125% due 11/20/45	143,467	140,598
4.375% due 10/27/27	200,000	211,325
5.100% due 06/18/50	200,000	213,250

Total Foreign Government Bonds & Notes (Cost $13,659,565)		13,875,390

MUNICIPAL BONDS - 0.7%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	25,000	33,708
8.084% due 02/15/50	300,000	498,621
Bay Area Toll Authority CA 6.263% due 04/01/49	25,000	35,708
7.043% due 04/01/50	50,000	76,596
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	31,863
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	55,019
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	131,448
City of Chicago IL ‘B’ 7.375% due 01/01/33	35,000	39,070
7.750% due 01/01/42	42,000	53,660
City of Houston TX 3.961% due 03/01/47	50,000	51,414

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
City of New York NY 5.517% due 10/01/37	$40,000	$49,517
Commonwealth of Massachusetts 4.910% due 05/01/29	100,000	115,127
5.456% due 12/01/39	25,000	30,908
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	189,315
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	53,447
Los Angeles Unified School District CA 5.750% due 07/01/34	300,000	369,153
6.758% due 07/01/34	100,000	133,180
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	30,823
6.668% due 11/15/39	55,000	74,309
Municipal Electric Authority of Georgia 6.637% due 04/01/57	25,000	28,171
6.655% due 04/01/57	100,000	120,356
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	154,091
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	155,766
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	145,984
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	36,342
New York City Water & Sewer System 5.952% due 06/15/42	50,000	68,320
6.011% due 06/15/42	10,000	13,661
New York State Urban Development Corp 5.770% due 03/15/39	25,000	29,804
New York State Urban Development Corp ‘B’ 3.900% due 03/15/33	50,000	52,073
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	95,164
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	181,158
Port Authority of New York & New Jersey 4.031% due 09/01/48	50,000	54,081
4.229% due 10/15/57	30,000	32,344
4.458% due 10/01/62	100,000	112,252
5.647% due 11/01/40	150,000	194,353
Sales Tax Securitization Corp 4.787% due 01/01/48	50,000	53,892
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	68,271
South Carolina Public Service Authority ‘D’ 2.388% due 12/01/23	50,000	48,436
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	100,540
State of California 3.500% due 04/01/28	100,000	105,116
7.300% due 10/01/39	100,000	144,867
7.500% due 04/01/34	50,000	72,255
7.550% due 04/01/39	150,000	228,085
7.600% due 11/01/40	270,000	419,707
7.625% due 03/01/40	40,000	60,659
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	25,000	24,671
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	54,863

	Principal Amount	Value
State of Illinois 5.100% due 06/01/33	$425,000	$417,949
6.725% due 04/01/35	100,000	108,229
State of Texas 5.517% due 04/01/39	100,000	127,588
State of Utah ‘D’ 4.554% due 07/01/24	15,000	15,872
State of Wisconsin 3.154% due 05/01/27	250,000	251,567
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	29,391
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	362,331
University of California 3.063% due 07/01/25	50,000	50,909
4.767% due 05/15/15	75,000	82,654
4.858% due 05/15/12	100,000	112,759

Total Municipal Bonds (Cost $5,733,708)		6,467,417

	Shares
SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio, 2.370%	4,041,614	4,041,614

Total Short-Term Investment (Cost $4,041,614)		4,041,614

TOTAL INVESTMENTS - 100.0% (Cost $865,078,443)		869,859,858

OTHER ASSETS & LIABILITIES, NET - 0.0%		151,772

NET ASSETS - 100.0%		$870,011,630

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$235,475,427	$-	$235,475,427	$-
	Mortgage-Backed Securities	256,553,772	-	256,553,772	-
	Asset-Backed Securities	4,139,118	-	4,139,118	-
	U.S. Government Agency Issues	10,890,031	-	10,890,031	-
	U.S. Treasury Obligations	338,417,089	-	338,417,089	-
	Foreign Government Bonds & Notes	13,875,390	-	13,875,390	-
	Municipal Bonds	6,467,417	-	6,467,417	-
	Short-Term Investment	4,041,614	4,041,614	-	-

	Total	$869,859,858	$4,041,614	$865,818,244	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 98.0%

Basic Materials - 5.2%

AK Steel Corp
6.375% due 10/15/25	$100,000	$83,500
7.000% due 03/15/27	100,000	84,280
7.500% due 07/15/23	100,000	103,030
7.625% due 10/01/21	100,000	100,750
Alcoa Nederland Holding BV
6.125% due 05/15/28 ~	300,000	309,750
6.750% due 09/30/24 ~	200,000	212,500
Aleris International Inc 10.750% due 07/15/23 ~	200,000	210,500
Allegheny Technologies Inc
5.950% due 01/15/21	100,000	103,000
7.875% due 08/15/23	200,000	217,500
Alpha 3 BV (United Kingdom) 6.250% due 02/01/25 ~	142,000	137,740
Ashland LLC 4.750% due 08/15/22	400,000	413,000
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	150,937
Baffinland Iron Mines Corp (Canada) 8.750% due 07/15/26 ~	125,000	126,102
Barminco Finance Pty Ltd (Australia) 6.625% due 05/15/22 ~	50,000	51,250
Big River Steel LLC 7.250% due 09/01/25 ~	210,000	220,038
Blue Cube Spinco LLC
9.750% due 10/15/23	65,000	72,475
10.000% due 10/15/25	85,000	97,669
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	90,900
CF Industries Inc
3.450% due 06/01/23	355,000	345,681
4.950% due 06/01/43	39,000	33,589
5.150% due 03/15/34	400,000	382,000
5.375% due 03/15/44	225,000	203,625
7.125% due 05/01/20	24,000	25,110
Clearwater Paper Corp
4.500% due 02/01/23	40,000	38,400
5.375% due 02/01/25 ~	50,000	46,875
Cleveland-Cliffs Inc
4.875% due 01/15/24 ~	100,000	99,500
5.750% due 03/01/25	340,000	326,400
6.250% due 10/01/40	100,000	85,500
Coeur Mining Inc 5.875% due 06/01/24	50,000	48,313
Commercial Metals Co
4.875% due 05/15/23	100,000	100,750
5.375% due 07/15/27	100,000	96,500
5.750% due 04/15/26	100,000	100,000
Compass Minerals International Inc 4.875% due 07/15/24 ~	50,000	47,000
Consolidated Energy Finance SA (Switzerland) 6.500% due 05/15/26 ~	150,000	150,000
Constellium NV
5.750% due 05/15/24 ~	50,000	50,250
6.625% due 03/01/25 ~	500,000	511,250
CVR Partners LP 9.250% due 06/15/23 ~	100,000	105,125
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	160,000	156,992
Element Solutions Inc 5.875% due 12/01/25 ~	285,000	287,095
Ferroglobe PLC 9.375% due 03/01/22 ~	150,000	129,750

	Principal Amount	Value
FMG Resources Pty Ltd (Australia)
4.750% due 05/15/22 ~	$75,000	$75,281
5.125% due 03/15/23 ~	515,000	518,862
5.125% due 05/15/24 ~	90,000	90,113
Freeport-McMoRan Inc
3.550% due 03/01/22	400,000	396,500
3.875% due 03/15/23	200,000	197,622
4.000% due 11/14/21	500,000	504,375
4.550% due 11/14/24	100,000	98,250
5.400% due 11/14/34	470,000	430,050
5.450% due 03/15/43	350,000	308,003
6.875% due 02/15/23	350,000	372,312
GCP Applied Technologies Inc 5.500% due 04/15/26 ~	100,000	102,250
Hecla Mining Co 6.875% due 05/01/21	100,000	100,187
Hexion Inc
6.625% due 04/15/20	498,000	417,075
9.000% due 11/15/20	200,000	51,000
10.000% due 04/15/20	100,000	84,000
10.375% due 02/01/22 ~	145,000	122,162
13.750% due 02/01/22 ~	25,000	8,750
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	200,000	207,750
7.625% due 01/15/25 ~	125,000	128,750
IAMGOLD Corp (Canada) 7.000% due 04/15/25 ~	150,000	152,625
INEOS Group Holdings SA (Luxembourg) 5.625% due 08/01/24 ~	200,000	200,500
Ingevity Corp 4.500% due 02/01/26 ~	100,000	98,033
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	125,000	132,187
Kaiser Aluminum Corp 5.875% due 05/15/24	100,000	103,000
Kissner Holdings LP (Canada) 8.375% due 12/01/22 ~	100,000	104,750
Kraton Polymers LLC 7.000% due 04/15/25 ~	100,000	101,500
Mercer International Inc (Canada)
5.500% due 01/15/26	150,000	147,750
7.375% due 01/15/25 ~	200,000	210,500
Momentive Performance Materials Inc
3.880% due 10/24/21	95,000	102,719
4.690% due 04/24/22	50,000	55,438
Mountain Province Diamonds Inc (Canada) 8.000% due 12/15/22 ~	50,000	50,063
Neon Holdings Inc 10.125% due 04/01/26 ~	125,000	127,812
New Gold Inc (Canada)
6.250% due 11/15/22 ~	100,000	88,500
6.375% due 05/15/25 ~	200,000	163,000
Northwest Acquisitions ULC 7.125% due 11/01/22 ~	186,000	164,145
Nufarm Australia Ltd (Australia) 5.750% due 04/30/26 ~	150,000	139,500
OCI NV (Netherlands) 6.625% due 04/15/23 ~	200,000	208,400
Olin Corp
5.000% due 02/01/30	50,000	49,188
5.125% due 09/15/27	410,000	416,662
5.500% due 08/15/22	100,000	105,000
PolyOne Corp 5.250% due 03/15/23	91,000	94,413
PQ Corp
5.750% due 12/15/25 ~	100,000	97,875
6.750% due 11/15/22 ~	50,000	52,063
Rain CII Carbon LLC 7.250% due 04/01/25 ~	100,000	89,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Rayonier AM Products Inc 5.500% due 06/01/24 ~	$81,000	$76,343
Resolute Forest Products Inc 5.875% due 05/15/23	200,000	200,250
Schweitzer-Mauduit International Inc 6.875% due 10/01/26 ~	75,000	75,938
SPCM SA (France) 4.875% due 09/15/25 ~	80,000	78,524
Starfruit Finco BV (Netherlands) 8.000% due 10/01/26 ~	150,000	151,875
Steel Dynamics Inc
5.000% due 12/15/26	100,000	102,375
5.125% due 10/01/21	210,000	212,100
5.500% due 10/01/24	360,000	372,600
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	100,000	115,500
Taseko Mines Ltd (Canada) 8.750% due 06/15/22 ~	25,000	23,125
The Chemours Co
5.375% due 05/15/27	55,000	54,914
6.625% due 05/15/23	180,000	186,766
7.000% due 05/15/25	380,000	400,900
TPC Group Inc 8.750% due 12/15/20 ~	300,000	297,000
Trinseo Materials Operating SCA 5.375% due 09/01/25 ~	275,000	261,594
Tronox Finance PLC 5.750% due 10/01/25 ~	250,000	232,812
Tronox Inc 6.500% due 04/15/26 ~	150,000	143,722
United States Steel Corp
6.250% due 03/15/26	540,000	506,974
6.875% due 08/15/25	71,000	69,758
Valvoline Inc
4.375% due 08/15/25	150,000	144,000
5.500% due 07/15/24	100,000	102,000
Venator Finance SARL 5.750% due 07/15/25 ~	100,000	88,250
Versum Materials Inc 5.500% due 09/30/24 ~	60,000	63,225
WR Grace & Co-Conn
5.125% due 10/01/21 ~	250,000	259,425
5.625% due 10/01/24 ~	100,000	106,750

		17,949,261

Communications - 20.1%

Acosta Inc 7.750% due 10/01/22 ~	80,000	12,808
Altice Financing SA (Luxembourg)
6.625% due 02/15/23 ~	700,000	717,500
7.500% due 05/15/26 ~	500,000	496,250
Altice Finco SA (Luxembourg)
7.625% due 02/15/25 ~	200,000	182,750
8.125% due 01/15/24 ~	200,000	203,500
Altice France SA (France)
6.250% due 05/15/24 ~	150,000	151,687
7.375% due 05/01/26 ~	1,967,000	1,932,577
8.125% due 02/01/27 ~	200,000	202,500
Altice Luxembourg SA (Luxembourg)
7.625% due 02/15/25 ~	450,000	396,000
7.750% due 05/15/22 ~	1,000,000	1,002,500
AMC Networks Inc
4.750% due 12/15/22	118,000	119,180
4.750% due 08/01/25	150,000	149,250
5.000% due 04/01/24	500,000	503,700
Anixter Inc
5.125% due 10/01/21	50,000	51,750
5.500% due 03/01/23	100,000	104,000
6.000% due 12/01/25 ~	50,000	52,625

	Principal Amount	Value
Block Communications Inc 6.875% due 02/15/25 ~	$50,000	$52,063
C&W Senior Financing DAC (Ireland)
6.875% due 09/15/27 ~	325,000	327,437
7.500% due 10/15/26 ~	200,000	206,500
Cable One Inc 5.750% due 06/15/22 ~	300,000	305,250
Cablevision Systems Corp
5.875% due 09/15/22	200,000	209,500
8.000% due 04/15/20	100,000	104,750
CBS Radio Inc 7.250% due 11/01/24 ~	100,000	100,000
CCO Holdings LLC
4.000% due 03/01/23 ~	143,000	143,222
5.000% due 02/01/28 ~	766,000	759,297
5.125% due 02/15/23	125,000	127,500
5.125% due 05/01/23 ~	175,000	179,548
5.125% due 05/01/27 ~	975,000	983,531
5.250% due 03/15/21	100,000	100,501
5.250% due 09/30/22	200,000	204,125
5.375% due 05/01/25 ~	100,000	103,500
5.500% due 05/01/26 ~	150,000	155,250
5.750% due 09/01/23	85,000	86,913
5.750% due 01/15/24	350,000	360,062
5.750% due 02/15/26 ~	1,365,000	1,433,250
5.875% due 04/01/24 ~	742,000	777,327
5.875% due 05/01/27 ~	100,000	104,030
Cengage Learning Inc 9.500% due 06/15/24 ~	211,000	175,657
CenturyLink Inc
5.625% due 04/01/20	122,000	124,799
5.625% due 04/01/25	300,000	291,000
5.800% due 03/15/22	225,000	230,906
6.450% due 06/15/21	500,000	521,875
7.500% due 04/01/24	1,150,000	1,219,000
7.600% due 09/15/39	100,000	88,250
7.650% due 03/15/42	100,000	88,250
Cincinnati Bell Inc 7.000% due 07/15/24 ~	250,000	231,395
Clear Channel International BV 8.750% due 12/15/20 ~	100,000	103,125
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	807,000	828,399
9.250% due 02/15/24 ~	650,000	690,625
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	101,500
CommScope Finance LLC
5.500% due 03/01/24 ~	595,000	610,048
6.000% due 03/01/26 ~	230,000	238,480
8.250% due 03/01/27 ~	790,000	821,600
CommScope Inc 5.500% due 06/15/24 ~	110,000	108,114
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	133,377
6.000% due 06/15/25 ~	257,000	250,819
Consolidated Communications Inc 6.500% due 10/01/22	100,000	90,000
CSC Holdings LLC
5.125% due 12/15/21 ~	100,000	100,375
5.250% due 06/01/24	1,100,000	1,119,250
5.375% due 07/15/23 ~	400,000	408,500
5.375% due 02/01/28 ~	200,000	201,000
5.500% due 05/15/26 ~	1,200,000	1,236,360
5.500% due 04/15/27 ~	200,000	204,730
6.500% due 02/01/29 ~	300,000	319,875
6.750% due 11/15/21	100,000	107,125
7.500% due 04/01/28 ~	400,000	430,620
DISH DBS Corp
5.000% due 03/15/23	1,785,000	1,613,194
5.125% due 05/01/20	200,000	201,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
5.875% due 07/15/22	$300,000	$291,465
5.875% due 11/15/24	365,000	307,969
6.750% due 06/01/21	200,000	206,700
7.750% due 07/01/26	318,000	277,455
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	250,000	268,625
EIG Investors Corp 10.875% due 02/01/24	100,000	105,750
Embarq Corp 7.995% due 06/01/36	400,000	391,500
Frontier Communications Corp
6.875% due 01/15/25	130,000	70,688
7.125% due 01/15/23	1,535,000	940,187
7.625% due 04/15/24	150,000	82,875
8.000% due 04/01/27 ~	428,000	442,980
8.500% due 04/01/26 ~	580,000	540,125
8.750% due 04/15/22	200,000	143,000
9.000% due 08/15/31	200,000	113,000
10.500% due 09/15/22	235,000	180,362
11.000% due 09/15/25	580,000	385,074
Getty Images Inc 9.750% due 03/01/27 ~	100,000	100,875
Gogo Intermediate Holdings LLC 12.500% due 07/01/22 ~	105,000	113,663
Gray Television Inc
5.125% due 10/15/24 ~	45,000	45,225
5.875% due 07/15/26 ~	75,000	76,515
7.000% due 05/15/27 ~	640,000	681,600
GTT Communications Inc 7.875% due 12/31/24 ~	200,000	176,000
HC2 Holdings Inc 11.500% due 12/01/21 ~	100,000	87,500
Hughes Satellite Systems Corp
5.250% due 08/01/26	275,000	273,969
6.625% due 08/01/26	265,000	260,362
7.625% due 06/15/21	295,000	317,865
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	440,000	448,888
Intelsat Connect Finance SA (Luxembourg) 9.500% due 02/15/23 ~	165,000	146,900
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	205,000	182,962
8.000% due 02/15/24 ~	550,000	574,750
8.500% due 10/15/24 ~	550,000	537,625
9.500% due 09/30/22 ~	50,000	57,750
9.750% due 07/15/25 ~	975,000	994,792
Intelsat Luxembourg SA (Luxembourg) 8.125% due 06/01/23	475,000	332,500
Iridium Communications Inc 10.250% due 04/15/23 ~	100,000	110,500
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	209,295
Lamar Media Corp
5.000% due 05/01/23	200,000	203,750
5.375% due 01/15/24	45,000	46,350
5.750% due 02/01/26 ~	380,000	398,525
Lee Enterprises Inc 9.500% due 03/15/22 ~	50,000	51,313
Level 3 Financing Inc
5.125% due 05/01/23	150,000	151,875
5.250% due 03/15/26	100,000	100,000
5.375% due 08/15/22	185,000	186,387
5.375% due 01/15/24	850,000	867,935
5.375% due 05/01/25	80,000	81,184
5.625% due 02/01/23	75,000	76,031
6.125% due 01/15/21	50,000	50,510
Level 3 Parent LLC 5.750% due 12/01/22	200,000	202,560
Liberty Interactive LLC 8.250% due 02/01/30	300,000	307,500

	Principal Amount	Value
Match Group Inc
5.000% due 12/15/27 ~	$100,000	$101,250
5.625% due 02/15/29 ~	100,000	101,625
McGraw-Hill Global Education Holdings LLC 7.875% due 05/15/24 ~	100,000	81,375
MDC Partners Inc 6.500% due 05/01/24 ~	250,000	208,125
Meredith Corp 6.875% due 02/01/26	375,000	396,562
Midcontinent Communications 6.875% due 08/15/23 ~	125,000	130,661
Netflix Inc
4.375% due 11/15/26	1,105,000	1,085,662
4.875% due 04/15/28	200,000	198,500
5.375% due 02/01/21	100,000	104,094
5.500% due 02/15/22	350,000	368,375
5.875% due 02/15/25	225,000	243,709
5.875% due 11/15/28 ~	280,000	296,450
6.375% due 05/15/29 ~	80,000	86,700
Nexstar Broadcasting Inc
5.625% due 08/01/24 ~	359,000	365,282
5.875% due 11/15/22	100,000	102,875
Nokia OYJ (Finland)
3.375% due 06/12/22	120,000	118,950
4.375% due 06/12/27	320,000	317,600
6.625% due 05/15/39	50,000	53,625
Outfront Media Capital LLC
5.250% due 02/15/22	50,000	50,688
5.625% due 02/15/24	375,000	386,250
5.875% due 03/15/25	100,000	102,750
Plantronics Inc 5.500% due 05/31/23 ~	126,000	126,630
Qualitytech LP 4.750% due 11/15/25 ~	60,000	58,350
Quebecor Media Inc (Canada) 5.750% due 01/15/23	300,000	314,250
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	136,125
Qwest Corp
6.875% due 09/15/33	300,000	299,166
7.250% due 09/15/25	85,000	91,960
Radiate Holdco LLC 6.625% due 02/15/25 ~	125,000	121,250
Sable International Finance Ltd 6.875% due 08/01/22 ~	100,000	104,375
Salem Media Group Inc 6.750% due 06/01/24 ~	50,000	45,500
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	100,250
5.625% due 08/01/24 ~	395,000	399,444
5.875% due 03/15/26 ~	150,000	151,688
Sirius XM Radio Inc
3.875% due 08/01/22 ~	341,000	340,147
4.625% due 05/15/23 ~	80,000	81,300
5.000% due 08/01/27 ~	160,000	160,696
5.375% due 04/15/25 ~	1,000,000	1,030,000
5.375% due 07/15/26 ~	171,000	174,634
6.000% due 07/15/24 ~	195,000	202,800
Sprint Capital Corp
6.875% due 11/15/28	800,000	771,000
8.750% due 03/15/32	600,000	634,560
Sprint Communications Inc
6.000% due 11/15/22	400,000	404,120
7.000% due 08/15/20	350,000	362,250
11.500% due 11/15/21	200,000	232,500
Sprint Corp
7.125% due 06/15/24	1,700,000	1,729,750
7.250% due 09/15/21	850,000	894,625
7.625% due 02/15/25	250,000	255,625
7.625% due 03/01/26	300,000	305,250
7.875% due 09/15/23	600,000	631,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Symantec Corp
4.200% due 09/15/20	$100,000	$101,551
5.000% due 04/15/25 ~	590,000	591,633
T-Mobile USA Inc
4.000% due 04/15/22	200,000	202,750
4.500% due 02/01/26	845,000	847,707
4.750% due 02/01/28	295,000	293,525
5.125% due 04/15/25	30,000	30,825
6.000% due 03/01/23	365,000	375,950
6.000% due 04/15/24	800,000	836,000
6.375% due 03/01/25	325,000	339,235
6.500% due 01/15/26	280,000	299,600
TEGNA Inc
4.875% due 09/15/21 ~	200,000	201,000
5.125% due 07/15/20	88,000	88,330
5.500% due 09/15/24 ~	300,000	304,125
6.375% due 10/15/23	100,000	103,750
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	186,000
6.375% due 11/15/33	800,000	776,000
7.200% due 07/18/36	350,000	357,140
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	250,000	252,187
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	300,000	304,851
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	197,000
Telesat Canada (Canada) 8.875% due 11/15/24 ~	85,000	91,800
The EW Scripps Co 5.125% due 05/15/25 ~	100,000	95,500
The McClatchy Co 9.000% due 07/15/26 ~	79,000	79,198
Townsquare Media Inc 6.500% due 04/01/23 ~	45,000	43,256
Tribune Media Co 5.875% due 07/15/22	275,000	282,047
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	97,250
United States Cellular Corp 6.700% due 12/15/33	100,000	107,125
Unitymedia GmbH (Germany) 6.125% due 01/15/25 ~	300,000	312,870
Univision Communications Inc
5.125% due 05/15/23 ~	250,000	238,750
5.125% due 02/15/25 ~	699,000	654,439
6.750% due 09/15/22 ~	29,000	29,580
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	200,000
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	400,000	407,000
Urban One Inc 7.375% due 04/15/22 ~	100,000	97,000
VeriSign Inc
4.625% due 05/01/23	75,000	76,219
4.750% due 07/15/27	95,000	95,368
5.250% due 04/01/25	400,000	420,500
Viacom Inc
5.875% due 02/28/57	120,000	116,400
6.250% due 02/28/57	292,000	292,730
ViaSat Inc
5.625% due 09/15/25 ~	148,000	142,450
5.625% due 04/15/27 ~	220,000	224,424
Videotron Ltd (Canada)
5.000% due 07/15/22	300,000	310,500
5.125% due 04/15/27 ~	200,000	204,500
5.375% due 06/15/24 ~	100,000	104,750

	Principal Amount	Value
Virgin Media Finance PLC (United Kingdom) 5.750% due 01/15/25 ~	$250,000	$255,312
Virgin Media Secured Finance PLC (United Kingdom)
5.250% due 01/15/21	25,000	25,781
5.250% due 01/15/26 ~	700,000	707,000
5.500% due 08/15/26 ~	100,000	102,000
Wind Tre SPA (Italy) 5.000% due 01/20/26 ~	600,000	549,000
WTT Investment Ltd (Hong Kong) 5.500% due 11/21/22 ~	200,000	200,349
Zayo Group LLC
5.750% due 01/15/27 ~	295,000	295,088
6.000% due 04/01/23	190,000	193,325
6.375% due 05/15/25	700,000	706,125
Ziggo Bond Co BV (Netherlands) 6.000% due 01/15/27 ~	200,000	192,500
Ziggo BV (Netherlands) 5.500% due 01/15/27 ~	750,000	744,375

		69,637,865

Consumer, Cyclical - 14.4%

24 Hour Fitness Worldwide Inc 8.000% due 06/01/22 ~	70,000	70,350
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	148,000
Air Canada (Canada) 7.750% due 04/15/21 ~	150,000	161,438
Algeco Global Finance PLC (United Kingdom) 8.000% due 02/15/23 ~	145,000	146,088
Allison Transmission Inc
4.750% due 10/01/27 ~	250,000	240,000
5.000% due 10/01/24 ~	170,000	170,212
5.875% due 06/01/29 ~	46,000	46,633
AMC Entertainment Holdings Inc
5.750% due 06/15/25	300,000	281,565
5.875% due 02/15/22	100,000	101,875
5.875% due 11/15/26	215,000	194,575
American Axle & Manufacturing Inc
6.250% due 04/01/25	400,000	391,500
6.250% due 03/15/26	75,000	72,750
6.500% due 04/01/27	65,000	63,294
6.625% due 10/15/22	114,000	116,993
American Builders & Contractors Supply Co Inc
5.750% due 12/15/23 ~	175,000	180,031
5.875% due 05/15/26 ~	80,000	81,400
Aramark Services Inc
5.000% due 04/01/25 ~	100,000	102,650
5.000% due 02/01/28 ~	700,000	698,866
5.125% due 01/15/24	115,000	118,594
Asbury Automotive Group Inc 6.000% due 12/15/24	250,000	258,362
Ashton Woods USA LLC 6.750% due 08/01/25 ~	100,000	91,500
BCD Acquisition Inc 9.625% due 09/15/23 ~	180,000	191,700
Beacon Roofing Supply Inc 4.875% due 11/01/25 ~	527,000	502,626
Beazer Homes USA Inc
6.750% due 03/15/25	250,000	237,500
8.750% due 03/15/22	105,000	110,093
Bed Bath & Beyond Inc
4.915% due 08/01/34	250,000	192,555
5.165% due 08/01/44	200,000	149,295
Boyd Gaming Corp
6.000% due 08/15/26	165,000	169,744
6.375% due 04/01/26	400,000	415,500
6.875% due 05/15/23	112,000	116,760

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Brinker International Inc 3.875% due 05/15/23	$100,000	$96,375
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	300,000	302,625
6.375% due 05/15/25 ~	50,000	48,250
6.500% due 12/15/20 ~	90,000	90,113
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	524,000	506,970
Caleres Inc 6.250% due 08/15/23	59,000	61,508
Carlson Travel Inc 6.750% due 12/15/23 ~	129,000	129,323
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	105,130
Carrols Restaurant Group Inc 8.000% due 05/01/22	100,000	102,425
Carvana Co 8.875% due 10/01/23 ~	100,000	102,750
Cedar Fair LP
5.375% due 06/01/24	100,000	102,619
5.375% due 04/15/27	80,000	80,700
Century Communities Inc
5.875% due 07/15/25	100,000	95,500
6.875% due 05/15/22	100,000	102,250
Churchill Downs Inc
4.750% due 01/15/28 ~	81,000	77,456
5.500% due 04/01/27 ~	230,000	233,450
Cinemark USA Inc
4.875% due 06/01/23	425,000	433,202
5.125% due 12/15/22	15,000	15,281
Cirsa Finance International SARL (Spain) 7.875% due 12/20/23 ~	200,000	207,402
Conn’s Inc 7.250% due 07/15/22	150,000	147,750
Constellation Merger Sub Inc 8.500% due 09/15/25 ~	100,000	91,000
Core & Main LP 6.125% due 08/15/25 ~	110,000	108,108
Cumberland Farms Inc 6.750% due 05/01/25 ~	50,000	52,125
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	300,000	301,500
Dana Inc 5.500% due 12/15/24	200,000	200,000
Delphi Technologies PLC 5.000% due 10/01/25 ~	205,000	181,015
Diamond Resorts International Inc
7.750% due 09/01/23 ~	155,000	155,581
10.750% due 09/01/24 ~	125,000	118,281
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	100,000	103,875
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	100,000	101,250
Eldorado Resorts Inc
6.000% due 04/01/25	490,000	498,575
6.000% due 09/15/26	45,000	45,900
Ferrellgas LP
6.500% due 05/01/21	100,000	88,125
6.750% due 06/15/23	350,000	307,125
Ferrellgas Partners LP 8.625% due 06/15/20	100,000	75,875
Fiat Chrysler Automobiles NV (United Kingdom)
4.500% due 04/15/20	600,000	607,500
5.250% due 04/15/23	250,000	258,437
GameStop Corp 6.750% due 03/15/21 ~	100,000	101,000

	Principal Amount	Value
Global Partners LP 7.000% due 06/15/23	$100,000	$99,375
Golden Nugget Inc
6.750% due 10/15/24 ~	560,000	564,200
8.750% due 10/01/25 ~	110,000	115,775
Group 1 Automotive Inc 5.000% due 06/01/22	165,000	166,031
Guitar Center Escrow Issuer Inc 9.500% due 10/15/21 ~	175,000	168,437
H&E Equipment Services Inc 5.625% due 09/01/25	343,000	343,429
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	162,240
4.875% due 05/15/26 ~	380,000	376,808
HD Supply Inc 5.375% due 10/15/26 ~	225,000	230,625
Hilton Domestic Operating Co Inc
4.250% due 09/01/24	155,000	155,096
5.125% due 05/01/26 ~	665,000	676,637
Hilton Worldwide Finance LLC
4.625% due 04/01/25	320,000	324,000
4.875% due 04/01/27	115,000	116,725
Hot Topic Inc 9.250% due 06/15/21 ~	37,000	37,093
IHO Verwaltungs GmbH (Germany)
4.125% Cash or 4.875 PIK due 09/15/21 ~	300,000	301,875
4.750% Cash or 5.500 PIK due 09/15/26 ~	200,000	191,000
International Game Technology PLC
6.250% due 02/15/22 ~	400,000	417,500
6.500% due 02/15/25 ~	600,000	627,000
IRB Holding Corp 6.750% due 02/15/26 ~	100,000	94,250
Jack Ohio Finance LLC
6.750% due 11/15/21 ~	190,000	196,175
10.250% due 11/15/22 ~	100,000	107,750
Jacobs Entertainment Inc 7.875% due 02/01/24 ~	50,000	52,500
Jaguar Land Rover Automotive PLC (United Kingdom) 4.500% due 10/01/27 ~	325,000	256,750
JC Penney Corp Inc
5.650% due 06/01/20	2,000	1,810
5.875% due 07/01/23 ~	180,000	152,550
6.375% due 10/15/36	51,000	18,105
7.400% due 04/01/37	63,000	22,680
8.125% due 10/01/19	6,000	6,000
8.625% due 03/15/25 ~	270,000	159,300
K Hovnanian Enterprises Inc
10.000% due 07/15/22 ~	100,000	84,750
10.500% due 07/15/24 ~	100,000	77,250
KAR Auction Services Inc 5.125% due 06/01/25 ~	330,000	327,937
KB Home
6.875% due 06/15/27	75,000	77,438
7.000% due 12/15/21	100,000	107,375
7.500% due 09/15/22	100,000	109,750
7.625% due 05/15/23	215,000	235,156
KFC Holding Co
4.750% due 06/01/27 ~	100,000	98,500
5.000% due 06/01/24 ~	563,000	575,667
5.250% due 06/01/26 ~	142,000	143,686
KGA Escrow LLC 7.500% due 08/15/23 ~	100,000	101,875
L Brands Inc
5.250% due 02/01/28	270,000	240,975
5.625% due 02/15/22	600,000	625,500
5.625% due 10/15/23	100,000	102,625
6.694% due 01/15/27	195,000	189,029

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
6.750% due 07/01/36	$90,000	$76,050
6.875% due 11/01/35	150,000	130,313
6.950% due 03/01/33	100,000	82,000
7.600% due 07/15/37	100,000	83,000
Lennar Corp
2.950% due 11/29/20	100,000	99,625
4.125% due 01/15/22	360,000	364,050
4.500% due 04/30/24	615,000	625,270
4.750% due 04/01/21	90,000	91,913
4.750% due 11/15/22	100,000	102,875
4.750% due 05/30/25	100,000	102,625
4.750% due 11/29/27	118,000	118,498
4.875% due 12/15/23	50,000	51,688
5.000% due 06/15/27	100,000	100,625
5.875% due 11/15/24	100,000	107,125
6.625% due 05/01/20	50,000	51,688
8.375% due 01/15/21	100,000	108,500
Levi Strauss & Co 5.000% due 05/01/25	140,000	144,900
LGI Homes Inc 6.875% due 07/15/26 ~	75,000	75,188
Live Nation Entertainment Inc
4.875% due 11/01/24 ~	115,000	116,006
5.375% due 06/15/22 ~	25,000	25,375
5.625% due 03/15/26 ~	100,000	103,500
LKQ Corp 4.750% due 05/15/23	100,000	101,090
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	103,125
M/I Homes Inc 6.750% due 01/15/21	100,000	101,750
Marriott Ownership Resorts Inc 6.500% due 09/15/26 ~	245,000	257,605
Mattamy Group Corp (Canada) 6.500% due 10/01/25 ~	250,000	247,887
Mattel Inc
3.150% due 03/15/23	500,000	450,000
6.750% due 12/31/25 ~	397,000	391,541
MDC Holdings Inc 5.500% due 01/15/24	100,000	103,250
Meritage Homes Corp
5.125% due 06/06/27	200,000	194,440
6.000% due 06/01/25	200,000	211,000
Meritor Inc 6.250% due 02/15/24	100,000	103,250
MGM Resorts International
4.625% due 09/01/26	150,000	146,625
5.500% due 04/15/27 #	259,000	263,532
5.750% due 06/15/25	250,000	260,312
6.000% due 03/15/23	850,000	898,875
6.625% due 12/15/21	219,000	234,604
6.750% due 10/01/20	100,000	105,125
7.750% due 03/15/22	200,000	221,500
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	50,125
Mohegan Gaming & Entertainment 7.875% due 10/15/24 ~	155,000	154,613
National CineMedia LLC 6.000% due 04/15/22	300,000	304,500
Navistar International Corp 6.625% due 11/01/25 ~	476,000	486,115
NCL Corp Ltd 4.750% due 12/15/21 ~	73,000	74,004
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	127,000	67,945
8.750% Cash or 9.500% PIK due 10/15/21 ~	338,424	179,365
New Red Finance Inc (Canada)
4.250% due 05/15/24 ~	515,000	511,137
4.625% due 01/15/22 ~	256,000	257,846
5.000% due 10/15/25 ~	804,000	796,201

	Principal Amount	Value
Panther BF Aggregator 2 LP
6.250% due 05/15/26 # ~	$311,000	$317,997
8.500% due 05/15/27 # ~	562,000	564,810
Party City Holdings Inc 6.625% due 08/01/26 ~	285,000	284,287
Penn National Gaming Inc 5.625% due 01/15/27 ~	100,000	97,500
Penske Automotive Group Inc
3.750% due 08/15/20	100,000	100,000
5.500% due 05/15/26	315,000	311,456
5.750% due 10/01/22	100,000	102,125
Performance Food Group Inc 5.500% due 06/01/24 ~	50,000	50,625
PetSmart Inc
5.875% due 06/01/25 ~	380,000	320,150
7.125% due 03/15/23 ~	617,000	462,750
8.875% due 06/01/25 ~	75,000	56,438
PriSo Acquisition Corp 9.000% due 05/15/23 ~	50,000	49,938
PulteGroup Inc
4.250% due 03/01/21	114,286	116,000
5.000% due 01/15/27	580,000	580,725
5.500% due 03/01/26	100,000	103,625
6.000% due 02/15/35	100,000	96,500
6.375% due 05/15/33	100,000	100,125
Rite Aid Corp
6.125% due 04/01/23 ~	490,000	407,925
7.700% due 02/15/27	50,000	31,500
Rivers Pittsburgh Borrower LP 6.125% due 08/15/21 ~	70,000	70,350
Sabre GLBL Inc
5.250% due 11/15/23 ~	280,000	287,000
5.375% due 04/15/23 ~	47,000	48,277
Sally Holdings LLC 5.625% due 12/01/25	265,000	264,337
Scientific Games International Inc
5.000% due 10/15/25 ~	305,000	299,662
8.250% due 03/15/26 ~	600,000	613,500
10.000% due 12/01/22	300,000	316,875
Shea Homes LP
5.875% due 04/01/23 ~	100,000	99,000
6.125% due 04/01/25 ~	50,000	47,875
Signet UK Finance PLC 4.700% due 06/15/24	100,000	85,500
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	400,000	394,750
5.500% due 04/15/27 ~	100,000	99,130
Sonic Automotive Inc 5.000% due 05/15/23	100,000	96,500
SRS Distribution Inc 8.250% due 07/01/26 ~	100,000	96,500
Staples Inc 8.500% due 09/15/25 ~	340,000	372,300
Stars Group Holdings BV (Canada) 7.000% due 07/15/26 ~	423,000	442,035
Station Casinos LLC 5.000% due 10/01/25 ~	134,000	132,325
Studio City Finance Ltd (Macau) 7.250% due 02/11/24 ~	200,000	209,900
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	48,955
5.875% due 03/01/27	300,000	285,750
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/25 ~	100,000	99,063
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	100,000	100,280
5.625% due 03/01/24 ~	100,000	99,750
6.625% due 05/15/22	300,000	311,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Tempur Sealy International Inc
5.500% due 06/15/26	$214,000	$214,935
5.625% due 10/15/23	100,000	102,000
Tenneco Inc
5.000% due 07/15/26	180,000	144,900
5.375% due 12/15/24	25,000	22,625
Tesla Inc 5.300% due 08/15/25 ~	544,000	473,280
The Enterprise Development Authority 12.000% due 07/15/24 ~	80,000	81,600
The Gap Inc 5.950% due 04/12/21	350,000	364,300
The Goodyear Tire & Rubber Co
4.875% due 03/15/27	135,000	123,863
5.000% due 05/31/26	180,000	172,305
5.125% due 11/15/23	615,000	616,537
The Men’s Wearhouse Inc 7.000% due 07/01/22	40,000	39,600
The New Home Co Inc 7.250% due 04/01/22	119,000	107,695
The Scotts Miracle-Gro Co
5.250% due 12/15/26	100,000	98,750
6.000% due 10/15/23	250,000	260,625
The William Carter Co
5.250% due 08/15/21	50,000	50,780
5.625% due 03/15/27 ~	214,000	222,025
Titan International Inc 6.500% due 11/30/23	150,000	138,938
Toll Brothers Finance Corp
4.350% due 02/15/28	500,000	470,000
4.375% due 04/15/23	200,000	201,250
5.875% due 02/15/22	100,000	105,575
TRI Pointe Group Inc
5.250% due 06/01/27	100,000	92,125
5.875% due 06/15/24	100,000	100,750
Under Armour Inc 3.250% due 06/15/26	200,000	182,830
United Continental Holdings Inc
4.250% due 10/01/22	100,000	100,406
5.000% due 02/01/24	200,000	202,000
6.000% due 12/01/20	150,000	155,813
Univar USA Inc 6.750% due 07/15/23 ~	100,000	102,700
Viking Cruises Ltd 5.875% due 09/15/27 ~	434,000	423,150
Virgin Australia Holdings Ltd (Australia) 7.875% due 10/15/21 ~	100,000	102,250
Vista Outdoor Inc 5.875% due 10/01/23	100,000	93,500
VOC Escrow Ltd 5.000% due 02/15/28 ~	160,000	156,400
Wabash National Corp 5.500% due 10/01/25 ~	75,000	70,313
William Lyon Homes Inc
5.875% due 01/31/25	150,000	141,750
6.000% due 09/01/23	100,000	97,250
7.000% due 08/15/22	100,000	100,500
Williams Scotsman International Inc
6.875% due 08/15/23 ~	100,000	100,250
7.875% due 12/15/22 ~	50,000	51,625
WMG Acquisition Corp
4.875% due 11/01/24 ~	15,000	15,263
5.500% due 04/15/26 ~	200,000	205,750
Wolverine World Wide Inc 5.000% due 09/01/26 ~	100,000	97,500
Wyndham Destinations Inc
4.250% due 03/01/22	200,000	200,650
5.400% due 04/01/24	400,000	408,000
5.750% due 04/01/27	100,000	99,565

	Principal Amount	Value
Wyndham Hotels & Resorts Inc 5.375% due 04/15/26 ~	$85,000	$86,700
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	98,625
5.250% due 05/15/27 ~	70,000	66,325
5.500% due 03/01/25 ~	800,000	792,000
Wynn Macau Ltd (Macau) 5.500% due 10/01/27 ~	400,000	384,000
Yum! Brands Inc
3.750% due 11/01/21	200,000	201,250
3.875% due 11/01/20	100,000	100,500
5.350% due 11/01/43	100,000	87,000
6.875% due 11/15/37	100,000	101,500

		49,841,368

Consumer, Non-Cyclical - 16.0%

Acadia Healthcare Co Inc
5.625% due 02/15/23	215,000	217,419
6.125% due 03/15/21	100,000	100,125
6.500% due 03/01/24	100,000	103,000
ACCO Brands Corp 5.250% due 12/15/24 ~	100,000	98,250
ACE Cash Express Inc 12.000% due 12/15/22 ~	90,000	85,050
Advanz Pharma Corp (Canada) 8.000% due 09/06/24	32,000	30,320
Ahern Rentals Inc 7.375% due 05/15/23 ~	175,000	162,094
Air Medical Group Holdings Inc 6.375% due 05/15/23 ~	100,000	84,500
Albertsons Cos LLC
5.750% due 03/15/25	770,000	734,387
6.625% due 06/15/24	84,000	85,260
7.500% due 03/15/26 ~	125,000	129,219
AMN Healthcare Inc 5.125% due 10/01/24 ~	100,000	98,875
Aptim Corp 7.750% due 06/15/25 ~	150,000	116,625
APX Group Inc
7.625% due 09/01/23	100,000	85,250
7.875% due 12/01/22	358,000	360,649
8.750% due 12/01/20	180,000	177,300
Atento Luxco 1 SA (Spain) 6.125% due 08/10/22 ~	150,000	149,401
Avantor Inc
6.000% due 10/01/24 ~	435,000	452,400
9.000% due 10/01/25 ~	561,000	609,386
Avis Budget Car Rental LLC
5.250% due 03/15/25 ~	250,000	239,687
5.500% due 04/01/23	183,000	185,059
Avon International Operations Inc (United Kingdom) 7.875% due 08/15/22 ~	320,000	333,200
Avon Products Inc (United Kingdom) 7.000% due 03/15/23	200,000	196,250
B&G Foods Inc
4.625% due 06/01/21	63,000	63,079
5.250% due 04/01/25	408,000	392,700
Bausch Health Americas Inc
8.500% due 01/31/27 ~	145,000	154,063
9.250% due 04/01/26 ~	285,000	312,588
Bausch Health Cos Inc
5.500% due 11/01/25 ~	246,000	252,150
5.750% due 08/15/27 ~	240,000	246,600
5.875% due 05/15/23 ~	765,000	775,519
6.125% due 04/15/25 ~	1,300,000	1,290,250
6.500% due 03/15/22 ~	190,000	196,888
7.000% due 03/15/24 ~	855,000	906,727
9.000% due 12/15/25 ~	939,000	1,023,557

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	$100,000	$100,750
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	98,250
Carriage Services Inc 6.625% due 06/01/26 ~	100,000	102,750
Catalent Pharma Solutions Inc 4.875% due 01/15/26 ~	175,000	174,125
Centene Corp
4.750% due 05/15/22	550,000	561,000
4.750% due 01/15/25	670,000	685,075
5.375% due 06/01/26 ~	300,000	313,500
5.625% due 02/15/21	141,000	143,291
6.125% due 02/15/24	158,000	165,750
Central Garden & Pet Co 5.125% due 02/01/28	100,000	92,000
Charles River Laboratories International Inc 5.500% due 04/01/26 ~	100,000	104,000
Chobani LLC 7.500% due 04/15/25 ~	175,000	157,719
CHS/Community Health Systems Inc
5.125% due 08/01/21	175,000	172,918
6.250% due 03/31/23	415,000	391,137
6.875% due 02/01/22	749,000	501,830
8.000% due 03/15/26 ~	250,000	239,825
8.125% due 06/30/24 ~	378,000	283,613
8.625% due 01/15/24 ~	1,030,000	1,033,862
11.000% due 06/30/23 § ~	500,000	410,315
Cooke Omega Investments Inc (Canada) 8.500% due 12/15/22 ~	50,000	49,175
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	220,000	222,750
Coty Inc 6.500% due 04/15/26 ~	75,000	73,500
Darling Ingredients Inc
5.250% due 04/15/27 # ~	149,000	151,514
5.375% due 01/15/22	303,000	308,681
DaVita Inc
5.000% due 05/01/25	173,000	166,426
5.125% due 07/15/24	1,000,000	990,000
5.750% due 08/15/22	150,000	153,188
Dean Foods Co 6.500% due 03/15/23 ~	193,000	127,863
Dole Food Co Inc 7.250% due 06/15/25 ~	50,000	44,500
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	165,000	166,856
Edgewell Personal Care Co
4.700% due 05/19/21	150,000	153,188
4.700% due 05/24/22	200,000	201,750
Elanco Animal Health Inc
3.912% due 08/27/21 ~	35,000	35,605
4.272% due 08/28/23 ~	395,000	407,513
4.900% due 08/28/28 ~	130,000	138,261
Encompass Health Corp
5.750% due 11/01/24	450,000	457,312
5.750% due 09/15/25	100,000	102,125
Endo Dac
5.875% due 10/15/24 ~	200,000	197,250
6.000% due 07/15/23 ~	700,000	542,500
6.000% due 02/01/25 ~	200,000	146,000
Envision Healthcare Corp 8.750% due 10/15/26 ~	350,000	312,812
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	78,625
First Quality Finance Co Inc
4.625% due 05/15/21 ~	145,000	145,363
5.000% due 07/01/25 ~	150,000	146,255

	Principal Amount	Value
Flexi-Van Leasing Inc 10.000% due 02/15/23 ~	$50,000	$46,350
Garda World Security Corp (Canada) 8.750% due 05/15/25 ~	95,000	90,963
Gartner Inc 5.125% due 04/01/25 ~	255,000	258,366
Graham Holdings Co 5.750% due 06/01/26 ~	100,000	105,250
HCA Healthcare Inc 6.250% due 02/15/21	300,000	316,005
HCA Inc
5.375% due 02/01/25	450,000	478,125
5.375% due 09/01/26	1,000,000	1,055,000
5.625% due 09/01/28	225,000	238,500
5.875% due 05/01/23	200,000	213,750
5.875% due 02/15/26	300,000	324,750
5.875% due 02/01/29	275,000	296,642
7.500% due 02/15/22	850,000	939,505
7.690% due 06/15/25	150,000	170,625
Herc Rentals Inc
7.500% due 06/01/22 ~	66,000	68,970
7.750% due 06/01/24 ~	24,000	25,530
Hill-Rom Holdings Inc
5.000% due 02/15/25 ~	100,000	101,970
5.750% due 09/01/23 ~	100,000	103,500
HLF Financing SARL LLC 7.250% due 08/15/26 ~	65,000	67,031
Hologic Inc
4.375% due 10/15/25 ~	315,000	314,937
4.625% due 02/01/28 ~	100,000	99,000
Horizon Pharma USA Inc 6.625% due 05/01/23	200,000	206,582
Immucor Inc 11.125% due 02/15/22 ~	100,000	102,000
Ingles Markets Inc 5.750% due 06/15/23	200,000	204,750
Jaguar Holding Co II 6.375% due 08/01/23 ~	321,000	327,821
JBS Investments GmbH 7.250% due 04/03/24 ~	250,000	257,187
JBS Investments II GmbH 7.000% due 01/15/26 ~	250,000	257,500
JBS USA LUX SA
5.750% due 06/15/25 ~	500,000	514,375
5.875% due 07/15/24 ~	170,000	175,313
6.750% due 02/15/28 ~	285,000	296,044
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	66,500
Kinetic Concepts Inc
7.875% due 02/15/21 ~	94,000	96,347
12.500% due 11/01/21 ~	100,000	108,500
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	260,000	224,250
Lamb Weston Holdings Inc
4.625% due 11/01/24 ~	145,000	146,813
4.875% due 11/01/26 ~	375,000	382,031
Land O’Lakes Capital Trust 7.450% due 03/15/28 ~	43,000	46,279
Laureate Education Inc 8.250% due 05/01/25 ~	170,000	185,300
LSC Communications Inc 8.750% due 10/15/23 ~	100,000	106,250
Magellan Health Inc 4.900% due 09/22/24	100,000	95,400
Mallinckrodt International Finance SA
4.750% due 04/15/23	168,000	132,720
4.875% due 04/15/20 ~	129,000	129,000
5.500% due 04/15/25 ~	128,000	100,480
5.625% due 10/15/23 ~	440,000	367,400
5.750% due 08/01/22 ~	110,000	103,950

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Matterhorn Merger Sub LLC 8.500% due 06/01/26 ~	$100,000	$87,250
MEDNAX Inc
5.250% due 12/01/23 ~	165,000	167,475
6.250% due 01/15/27 ~	350,000	354,812
Midas Intermediate Holdco II LLC 7.875% due 10/01/22 ~	100,000	94,750
Molina Healthcare Inc
4.875% due 06/15/25 ~	250,000	248,125
5.375% due 11/15/22	120,000	125,023
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	442,000	442,000
Nathan’s Famous Inc 6.625% due 11/01/25 ~	25,000	24,406
New Albertsons LP
7.450% due 08/01/29	300,000	267,000
7.750% due 06/15/26	100,000	91,500
Nielsen Finance LLC
4.500% due 10/01/20	50,000	50,063
5.000% due 04/15/22 ~	670,000	666,650
NVA Holdings Inc 6.875% due 04/01/26 ~	100,000	99,375
Ortho-Clinical Diagnostics Inc 6.625% due 05/15/22 ~	400,000	381,000
Owens & Minor Inc 3.875% due 09/15/21	100,000	80,000
Par Pharmaceutical Inc 7.500% due 04/01/27 ~	391,000	397,354
Pilgrim’s Pride Corp
5.750% due 03/15/25 ~	496,000	503,440
5.875% due 09/30/27 ~	102,000	103,020
Polaris Intermediate Corp 8.500% PIK due 12/01/22 ~	368,000	364,412
Post Holdings Inc
5.000% due 08/15/26 ~	159,000	155,224
5.500% due 03/01/25 ~	995,000	1,009,925
5.625% due 01/15/28 ~	108,000	107,595
5.750% due 03/01/27 ~	205,000	206,794
Prestige Brands Inc
5.375% due 12/15/21 ~	100,000	101,125
6.375% due 03/01/24 ~	205,000	209,612
Prime Security Services Borrower LLC
5.250% due 04/15/24 # ~	226,000	226,565
5.750% due 04/15/26 # ~	229,000	229,572
9.250% due 05/15/23 ~	301,000	316,802
Pyxus International Inc
8.500% due 04/15/21 ~	50,000	51,250
9.875% due 07/15/21	200,000	177,000
Quorum Health Corp 11.625% due 04/15/23	100,000	90,000
Refinitiv US Holdings Inc
6.250% due 05/15/26 ~	215,000	218,494
8.250% due 11/15/26 ~	630,000	619,762
RegionalCare Hospital Partners Holdings Inc
8.250% due 05/01/23 ~	187,000	199,038
9.750% due 12/01/26 ~	500,000	520,000
Rent-A-Center Inc 6.625% due 11/15/20	100,000	100,250
Revlon Consumer Products Corp
5.750% due 02/15/21	150,000	129,750
6.250% due 08/01/24	100,000	52,250
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	70,000	71,663
RR Donnelley & Sons Co
6.500% due 11/15/23	300,000	308,250
7.875% due 03/15/21	31,000	31,969
Safeway Inc 7.250% due 02/01/31	150,000	135,750
Select Medical Corp 6.375% due 06/01/21	100,000	100,500

	Principal Amount	Value
Service Corp International
4.625% due 12/15/27	$53,000	$52,868
5.375% due 05/15/24	815,000	838,431
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	200,000	185,500
Simmons Foods Inc
5.750% due 11/01/24 ~	174,000	153,555
7.750% due 01/15/24 ~	50,000	53,500
Sotera Health Holdings LLC 6.500% due 05/15/23 ~	100,000	101,000
Sotera Health Topco Inc 8.125% Cash or 8.875% PIK due 11/01/21 ~	130,000	128,700
Sotheby’s 4.875% due 12/15/25 ~	100,000	97,625
Spectrum Brands Inc 5.750% due 07/15/25	449,000	454,612
Star Merger Sub Inc
6.875% due 08/15/26 ~	245,000	250,972
10.250% due 02/15/27 ~	250,000	257,500
Surgery Center Holdings Inc 6.750% due 07/01/25 ~	250,000	227,500
Syneos Health Inc 7.500% due 10/01/24 ~	57,000	60,278
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	163,250
Teleflex Inc
4.625% due 11/15/27	156,000	155,318
4.875% due 06/01/26	150,000	153,563
5.250% due 06/15/24	50,000	51,407
Tenet Healthcare Corp
4.375% due 10/01/21	167,000	170,741
4.500% due 04/01/21	551,000	562,020
4.625% due 07/15/24	590,000	593,687
4.750% due 06/01/20	100,000	101,625
5.125% due 05/01/25	300,000	302,265
6.000% due 10/01/20	300,000	311,625
6.250% due 02/01/27 ~	530,000	550,537
6.750% due 06/15/23	778,000	804,257
7.000% due 08/01/25	395,000	401,419
8.125% due 04/01/22	411,000	443,716
Tesco PLC (United Kingdom) 6.150% due 11/15/37 ~	105,000	111,402
The Brink’s Co 4.625% due 10/15/27 ~	197,000	191,090
The Fresh Market Inc 9.750% due 05/01/23 ~	200,000	151,000
The Hertz Corp
5.500% due 10/15/24 ~	145,000	122,344
5.875% due 10/15/20	200,000	200,200
6.250% due 10/15/22	500,000	475,000
7.375% due 01/15/21	100,000	100,000
7.625% due 06/01/22 ~	430,000	441,180
The Nielsen Co Luxembourg SARL
5.000% due 02/01/25 ~	100,000	96,875
5.500% due 10/01/21 ~	88,000	88,440
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	245,000	246,531
TreeHouse Foods Inc
4.875% due 03/15/22	100,000	101,596
6.000% due 02/15/24 ~	215,000	223,869
United Rentals North America Inc
4.625% due 07/15/23	300,000	305,812
4.625% due 10/15/25	85,000	84,150
4.875% due 01/15/28	215,000	209,668
5.500% due 07/15/25	100,000	102,500
5.500% due 05/15/27	260,000	263,250
5.875% due 09/15/26	170,000	176,375
6.500% due 12/15/26	1,215,000	1,281,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
US Foods Inc 5.875% due 06/15/24 ~	$143,000	$146,933
Vector Group Ltd
6.125% due 02/01/25 ~	110,000	98,208
10.500% due 11/01/26 ~	100,000	94,750
Verscend Escrow Corp 9.750% due 08/15/26 ~	325,000	325,406
Vizient Inc 10.375% due 03/01/24 ~	60,000	65,283
Weight Watchers International Inc 8.625% due 12/01/25 ~	75,000	67,875
WellCare Health Plans Inc
5.250% due 04/01/25	325,000	337,594
5.375% due 08/15/26 ~	140,000	146,825
West Street Merger Sub Inc 6.375% due 09/01/25 ~	207,000	202,343

		55,648,700

Diversified - 0.1%

Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	124,531
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	96,625

		221,156

Energy - 13.9%

AI Candelaria Spain SLU (Spain) 7.500% due 12/15/28 ~	250,000	261,250
Aker BP ASA (Norway) 5.875% due 03/31/25 ~	150,000	157,687
Alliance Resource Operating Partners LP 7.500% due 05/01/25 ~	100,000	104,500
Alta Mesa Holdings LP 7.875% due 12/15/24	30,000	11,400
Antero Midstream Partners LP
5.375% due 09/15/24	100,000	101,280
5.750% due 03/01/27 ~	300,000	305,250
Antero Resources Corp
5.000% due 03/01/25	150,000	148,313
5.125% due 12/01/22	700,000	706,335
5.375% due 11/01/21	75,000	75,563
5.625% due 06/01/23	100,000	101,750
Apergy Corp 6.375% due 05/01/26	100,000	101,625
Archrock Partners LP
6.000% due 10/01/22	100,000	101,250
6.875% due 04/01/27 ~	256,000	261,683
Ascent Resources Utica Holdings LLC
7.000% due 11/01/26 ~	80,000	77,300
10.000% due 04/01/22 ~	493,000	542,448
Basic Energy Services Inc 10.750% due 10/15/23 ~	75,000	60,375
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	120,000	112,050
Berry Petroleum Co LLC 7.000% due 02/15/26 ~	100,000	99,500
Blue Racer Midstream LLC
6.125% due 11/15/22 ~	328,000	334,560
6.625% due 07/15/26 ~	50,000	51,250
Brazos Valley Longhorn LLC 6.875% due 02/01/25	229,000	232,149
Bristow Group Inc
6.250% due 10/15/22	50,000	9,875
8.750% due 03/01/23 ~	100,000	72,500
Bruin E&P Partners LLC 8.875% due 08/01/23 ~	170,000	162,775
Buckeye Partners LP 6.375% due 01/22/78	100,000	89,250
Calfrac Holdings LP (Canada) 8.500% due 06/15/26 ~	205,000	159,900

	Principal Amount	Value
California Resources Corp 8.000% due 12/15/22 ~	$635,000	$500,253
Callon Petroleum Co
6.125% due 10/01/24	200,000	202,000
6.375% due 07/01/26	100,000	100,750
Calumet Specialty Products Partners LP
6.500% due 04/15/21	190,000	186,675
7.625% due 01/15/22	250,000	231,875
Canadian Oil Sands Ltd (Canada) 4.500% due 04/01/22 ~	100,000	101,544
Carrizo Oil & Gas Inc 6.250% due 04/15/23	170,000	167,878
Centennial Resource Production LLC
5.375% due 01/15/26 ~	75,000	72,281
6.875% due 04/01/27 ~	202,000	204,485
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	190,000	199,737
5.875% due 03/31/25	835,000	910,150
7.000% due 06/30/24	200,000	226,260
Cheniere Energy Partners LP
5.250% due 10/01/25	167,000	171,384
5.625% due 10/01/26 ~	595,000	611,362
Chesapeake Energy Corp
4.875% due 04/15/22	100,000	99,000
5.750% due 03/15/23	300,000	293,250
6.625% due 08/15/20	75,000	77,344
7.000% due 10/01/24	225,000	225,281
8.000% due 01/15/25	872,000	893,800
8.000% due 06/15/27	188,000	186,120
CNX Midstream Partners LP 6.500% due 03/15/26 ~	100,000	97,250
CNX Resources Corp 5.875% due 04/15/22	98,000	98,245
7.250% due 03/14/27 ~	475,000	463,372
Comstock Resources Inc 9.750% due 08/15/26 ~	150,000	138,750
CONSOL Energy Inc 11.000% due 11/15/25 ~	100,000	113,750
Covey Park Energy LLC 7.500% due 05/15/25 ~	131,000	122,118
Crestwood Midstream Partners LP
5.750% due 04/01/25	85,000	87,550
6.250% due 04/01/23	300,000	309,000
CrownRock LP 5.625% due 10/15/25 ~	344,000	331,530
CSI Compressco LP
7.250% due 08/15/22	50,000	44,000
7.500% due 04/01/25 ~	200,000	192,000
CVR Refining LLC 6.500% due 11/01/22	100,000	101,500
DCP Midstream Operating LP
3.875% due 03/15/23	200,000	199,500
5.375% due 07/15/25	575,000	600,875
5.600% due 04/01/44	100,000	95,500
5.850% due 05/21/43 ~	100,000	93,750
6.450% due 11/03/36 ~	403,000	415,090
6.750% due 09/15/37 ~	100,000	103,500
Denbury Resources Inc
5.500% due 05/01/22	250,000	175,000
6.375% due 08/15/21	50,000	39,000
7.500% due 02/15/24 ~	225,000	193,219
9.000% due 05/15/21 ~	105,000	102,638
9.250% due 03/31/22 ~	100,000	97,000
Diamond Offshore Drilling Inc
4.875% due 11/01/43	200,000	127,500
5.700% due 10/15/39	75,000	50,813
7.875% due 08/15/25	308,000	298,760
Diamondback Energy Inc
4.750% due 11/01/24	460,000	471,983
4.750% due 11/01/24 ~	90,000	92,345
5.375% due 05/31/25	130,000	136,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	$92,000	$94,990
5.750% due 01/30/28 ~	242,000	255,310
Energy Transfer Operating LP
5.500% due 06/01/27	95,000	103,253
5.875% due 01/15/24	300,000	328,640
Energy Ventures Gom LLC 11.000% due 02/15/23 ~	112,000	123,620
EnLink Midstream Partners LP
4.150% due 06/01/25	300,000	289,875
4.850% due 07/15/26	400,000	398,500
5.050% due 04/01/45	200,000	173,500
Ensco PLC
4.500% due 10/01/24	100,000	77,000
5.200% due 03/15/25	100,000	78,030
5.750% due 10/01/44	125,000	80,938
7.750% due 02/01/26	700,000	594,125
8.000% due 01/31/24	75,000	68,813
EP Energy LLC
7.750% due 05/15/26 ~	305,000	250,100
8.000% due 11/29/24 ~	180,000	100,350
8.000% due 02/15/25 ~	240,000	84,000
9.375% due 05/01/24 ~	500,000	182,500
Exterran Energy Solutions LP 8.125% due 05/01/25	100,000	102,500
Extraction Oil & Gas Inc
5.625% due 02/01/26 ~	305,000	235,612
7.375% due 05/15/24 ~	50,000	42,000
Foresight Energy LLC 11.500% due 04/01/23 ~	50,000	40,750
Forum Energy Technologies Inc 6.250% due 10/01/21	200,000	178,000
FTS International Inc 6.250% due 05/01/22	150,000	145,875
Genesis Energy LP
5.625% due 06/15/24	300,000	289,500
6.000% due 05/15/23	150,000	151,500
6.500% due 10/01/25	170,000	166,175
6.750% due 08/01/22	100,000	102,750
Great Western Petroleum LLC 9.000% due 09/30/21 ~	50,000	38,750
Gulfport Energy Corp
6.000% due 10/15/24	385,000	351,366
6.375% due 05/15/25	150,000	136,313
6.375% due 01/15/26	65,000	57,850
Halcon Resources Corp 6.750% due 02/15/25	100,000	60,500
Hess Infrastructure Partners LP 5.625% due 02/15/26 ~	300,000	306,750
Hi-Crush Partners LP 9.500% due 08/01/26 ~	200,000	155,000
HighPoint Operating Corp 8.750% due 06/15/25	150,000	144,750
Hilcorp Energy I LP
5.000% due 12/01/24 ~	105,000	102,669
5.750% due 10/01/25 ~	67,000	66,163
6.250% due 11/01/28 ~	320,000	322,400
Holly Energy Partners LP 6.000% due 08/01/24 ~	78,000	80,886
Indigo Natural Resources LLC 6.875% due 02/15/26 ~	95,000	84,550
Jagged Peak Energy LLC 5.875% due 05/01/26	140,000	139,517
Jonah Energy LLC 7.250% due 10/15/25 ~	81,000	43,335
Jones Energy Holdings LLC
6.750% due 04/01/22	40,000	1,400
9.250% due 03/15/23 ~	100,000	55,250

	Principal Amount	Value
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 04/01/22 ~	$400,000	$346,000
KLX Energy Services Holdings Inc 11.500% due 11/01/25 ~	100,000	104,000
Laredo Petroleum Inc
5.625% due 01/15/22	100,000	91,875
6.250% due 03/15/23	150,000	134,625
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/26 ~	80,000	81,200
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	97,500
Matador Resources Co 5.875% due 09/15/26	330,000	330,825
McDermott Technology Americas Inc 10.625% due 05/01/24 ~	380,000	317,300
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	100,000	92,875
6.500% due 01/15/25 ~	245,000	242,244
7.000% due 03/31/24 ~	400,000	375,000
Montage Resources Corp 8.875% due 07/15/23	100,000	95,750
Moss Creek Resources Holdings Inc 7.500% due 01/15/26 ~	150,000	139,125
Murphy Oil Corp
5.750% due 08/15/25	852,000	880,592
6.875% due 08/15/24	60,000	63,561
Murphy Oil USA Inc
5.625% due 05/01/27	100,000	104,000
6.000% due 08/15/23	37,000	38,064
Nabors Industries Inc
5.500% due 01/15/23	900,000	863,550
5.750% due 02/01/25	85,000	76,605
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	200,000	197,000
NGPL PipeCo LLC
4.375% due 08/15/22 ~	90,000	91,575
4.875% due 08/15/27 ~	385,000	390,294
7.768% due 12/15/37 ~	100,000	120,500
Nine Energy Service Inc 8.750% due 11/01/23 ~	145,000	150,437
Noble Holding International Ltd
5.250% due 03/15/42	100,000	60,750
7.750% due 01/15/24	15,000	13,580
7.875% due 02/01/26 ~	240,000	223,500
7.950% due 04/01/25	250,000	217,500
8.950% due 04/01/45	300,000	235,500
Northern Oil and Gas Inc 8.500% Cash + 1.000% PIK due 05/15/23	75	78
NuStar Logistics LP
4.750% due 02/01/22	100,000	101,000
5.625% due 04/28/27	230,000	230,575
6.750% due 02/01/21	100,000	104,750
Oasis Petroleum Inc
6.250% due 05/01/26 ~	100,000	95,500
6.875% due 03/15/22	165,000	167,062
6.875% due 01/15/23	250,000	250,625
Oceaneering International Inc
4.650% due 11/15/24	100,000	92,750
6.000% due 02/01/28	150,000	143,250
Pacific Drilling SA 8.375% due 10/01/23 ~	280,000	284,950
Parkland Fuel Corp (Canada) 6.000% due 04/01/26 ~	175,000	177,459
Parsley Energy LLC
5.375% due 01/15/25 ~	235,000	236,175
5.625% due 10/15/27 ~	475,000	476,187

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Pattern Energy Group Inc 5.875% due 02/01/24 ~	$50,000	$51,125
PBF Holding Co LLC
7.000% due 11/15/23	155,000	160,192
7.250% due 06/15/25	225,000	232,087
PBF Logistics LP 6.875% due 05/15/23	162,000	165,645
PDC Energy Inc
5.750% due 05/15/26	75,000	73,500
6.125% due 09/15/24	200,000	200,500
Peabody Energy Corp
6.000% due 03/31/22 ~	85,000	85,956
6.375% due 03/31/25 ~	240,000	234,360
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	31,500
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	47,000
7.125% due 01/15/26 ~	100,000	99,656
7.750% due 12/15/23	100,000	103,250
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	174,145
QEP Resources Inc
5.250% due 05/01/23	509,000	482,277
5.625% due 03/01/26	221,000	201,110
Range Resources Corp
4.875% due 05/15/25	88,000	82,060
5.000% due 03/15/23	660,000	649,275
5.875% due 07/01/22	150,000	152,250
Resolute Energy Corp 8.500% due 05/01/20	100,000	100,000
Rowan Cos Inc
4.875% due 06/01/22	300,000	279,000
7.375% due 06/15/25	335,000	294,800
Sable Permian Resources Land LLC
7.125% due 11/01/20 ~	50,000	17,735
7.375% due 11/01/21 ~	200,000	78,000
13.000% due 11/30/20 ~	175,000	175,000
Sanchez Energy Corp
6.125% due 01/15/23	400,000	56,000
7.250% due 02/15/23 ~	90,000	72,900
7.750% due 06/15/21	63,000	9,056
SemGroup Corp
5.625% due 11/15/23	350,000	330,435
7.250% due 03/15/26	50,000	48,750
SESI LLC
7.125% due 12/15/21	139,000	125,274
7.750% due 09/15/24	220,000	183,150
Seven Generations Energy Ltd (Canada)
5.375% due 09/30/25 ~	346,000	339,512
6.750% due 05/01/23 ~	50,000	51,688
6.875% due 06/30/23 ~	100,000	103,500
SM Energy Co
5.000% due 01/15/24	500,000	465,000
5.625% due 06/01/25	113,000	105,049
6.625% due 01/15/27	100,000	95,500
6.750% due 09/15/26	60,000	57,825
Southwestern Energy Co
6.200% due 01/23/25	100,000	98,750
7.500% due 04/01/26	470,000	481,750
7.750% due 10/01/27	80,000	82,100
SRC Energy Inc 6.250% due 12/01/25	71,000	63,744
Summit Midstream Holdings LLC
5.500% due 08/15/22	100,000	99,500
5.750% due 04/15/25	75,000	71,156
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	183,000	185,745
Sunoco LP
4.875% due 01/15/23	155,000	157,852
5.500% due 02/15/26	565,000	560,762
6.000% due 04/15/27 ~	109,000	109,545

	Principal Amount	Value
Tallgrass Energy Partners LP
4.750% due 10/01/23 ~	$315,000	$318,052
5.500% due 09/15/24 ~	95,000	97,850
5.500% due 01/15/28 ~	163,000	164,019
Targa Resources Partners LP
4.250% due 11/15/23	50,000	49,938
5.000% due 01/15/28	150,000	147,938
5.125% due 02/01/25	150,000	153,750
5.250% due 05/01/23	77,000	78,574
5.375% due 02/01/27	837,000	860,017
5.875% due 04/15/26 ~	190,000	201,780
6.500% due 07/15/27 ~	96,000	103,800
6.750% due 03/15/24	100,000	105,125
6.875% due 01/15/29 ~	60,000	65,475
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	50,875
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	60,000	59,579
5.000% due 01/31/28 ~	241,000	233,469
6.625% due 06/15/25 § ~	150,000	157,687
TransMontaigne Partners LP 6.125% due 02/15/26	50,000	47,250
Transocean Guardian Ltd 5.875% due 01/15/24 ~	118,125	120,488
Transocean Inc
6.800% due 03/15/38	250,000	197,500
7.250% due 11/01/25 ~	135,000	133,819
7.500% due 01/15/26 ~	357,000	354,322
7.500% due 04/15/31	600,000	516,000
9.000% due 07/15/23 ~	500,000	535,000
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	80,000	84,600
Transocean Pontus Ltd 6.125% due 08/01/25 ~	307,125	312,500
Transocean Poseidon Ltd 6.875% due 02/01/27 ~	100,000	104,250
Transocean Proteus Ltd 6.250% due 12/01/24 ~	80,000	82,500
Ultra Resources Inc 7.125% due 04/15/25 ~	35,000	7,525
Unit Corp 6.625% due 05/15/21	275,000	265,375
USA Compression Partners LP
6.875% due 04/01/26	135,000	138,713
6.875% due 09/01/27 ~	305,000	311,481
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	48,750
Vine Oil & Gas LP 8.750% due 04/15/23 ~	100,000	80,000
W&T Offshore Inc 9.750% due 11/01/23 ~	230,000	230,287
Warrior Met Coal Inc 8.000% due 11/01/24 ~	86,000	89,870
Weatherford International LLC 9.875% due 03/01/25	90,000	64,125
Weatherford International Ltd
7.000% due 03/15/38	300,000	171,750
7.750% due 06/15/21	383,000	344,700
9.875% due 02/15/24	890,000	645,250
Welltec AS (Denmark) 9.500% due 12/01/22 ~	91,000	88,498
Whiting Petroleum Corp
5.750% due 03/15/21	130,000	132,145
6.250% due 04/01/23	450,000	454,500
6.625% due 01/15/26	74,000	72,890
WPX Energy Inc
5.250% due 09/15/24	73,000	74,095
5.750% due 06/01/26	525,000	534,844

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
6.000% due 01/15/22	$20,000	$20,850
8.250% due 08/01/23	140,000	158,200

		48,311,112

Financial - 10.6%

Acrisure LLC
7.000% due 11/15/25 ~	275,000	248,875
8.125% due 02/15/24 ~	245,000	254,319
Alliance Data Systems Corp
5.375% due 08/01/22 ~	100,000	101,675
5.875% due 11/01/21 ~	225,000	230,625
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	150,000	154,500
Ally Financial Inc
4.125% due 02/13/22	100,000	101,125
4.250% due 04/15/21	250,000	254,063
4.625% due 03/30/25	200,000	204,250
5.125% due 09/30/24	100,000	105,375
5.750% due 11/20/25	450,000	480,987
8.000% due 11/01/31	725,000	903,250
American Equity Investment Life Holding Co 5.000% due 06/15/27	100,000	101,731
AmWINS Group Inc 7.750% due 07/01/26 ~	50,000	50,250
Ardonagh Midco 3 PLC (United Kingdom) 8.625% due 07/15/23 ~	200,000	172,000
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	130,000	59,150
Assurant Inc 7.000% due 03/27/48	200,000	200,705
AssuredPartners Inc 7.000% due 08/15/25 ~	64,000	59,520
Barclays PLC (United Kingdom)
4.375% due 09/11/24	200,000	199,871
4.836% due 05/09/28	1,000,000	990,957
5.200% due 05/12/26	400,000	409,462
CBL & Associates LP REIT 5.950% due 12/15/26	450,000	330,750
CIT Group Inc
4.125% due 03/09/21	45,000	45,675
4.750% due 02/16/24	155,000	160,619
5.000% due 08/15/22	83,000	86,631
5.000% due 08/01/23	600,000	630,750
5.250% due 03/07/25	40,000	42,662
6.125% due 03/09/28	170,000	189,550
CNO Financial Group Inc 5.250% due 05/30/25	240,000	249,150
Compass Group Diversified Holdings LLC 8.000% due 05/01/26 ~	250,000	260,469
CoreCivic Inc REIT
4.125% due 04/01/20	100,000	99,500
4.625% due 05/01/23	300,000	290,625
4.750% due 10/15/27	60,000	51,263
Credit Acceptance Corp
6.125% due 02/15/21	50,000	50,156
6.625% due 03/15/26 ~	200,000	203,500
7.375% due 03/15/23	50,000	52,063
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	50,315
Curo Group Holdings Corp 8.250% due 09/01/25 ~	310,000	267,375
CyrusOne LP REIT
5.000% due 03/15/24	320,000	327,600
5.375% due 03/15/27	79,000	81,939
Deutsche Bank AG (Germany)
4.296% due 05/24/28	400,000	368,669
4.500% due 04/01/25	500,000	479,310
4.875% due 12/01/32	200,000	176,437
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	350,000	443,547

	Principal Amount	Value
E*TRADE Financial Corp 5.875% due 09/15/26	$100,000	$101,375
Enova International Inc 8.500% due 09/15/25 ~	75,000	70,406
Equinix Inc REIT
5.375% due 01/01/22	65,000	66,833
5.375% due 04/01/23	100,000	102,125
5.375% due 05/15/27	275,000	288,750
5.750% due 01/01/25	700,000	728,437
5.875% due 01/15/26	165,000	174,232
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	400,000	398,500
FelCor Lodging LP REIT 6.000% due 06/01/25	75,000	77,531
Fidelity & Guaranty Life Holdings Inc 5.500% due 05/01/25 ~	155,000	156,356
Five Point Operating Co LP 7.875% due 11/15/25 ~	100,000	96,000
Freedom Mortgage Corp
8.125% due 11/15/24 ~	150,000	133,875
8.250% due 04/15/25 ~	300,000	267,750
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	179,922
Genworth Holdings Inc
4.900% due 08/15/23	500,000	423,750
7.625% due 09/24/21	250,000	242,500
goeasy Ltd (Canada) 7.875% due 11/01/22 ~	130,000	136,825
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	80,000	80,400
HUB International Ltd 7.000% due 05/01/26 ~	495,000	491,287
Hunt Cos Inc 6.250% due 02/15/26 ~	280,000	261,800
Icahn Enterprises LP
5.875% due 02/01/22	350,000	355,646
6.000% due 08/01/20	140,000	141,505
6.250% due 02/01/22	975,000	1,002,641
6.375% due 12/15/25	100,000	102,625
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	193,497
5.710% due 01/15/26 ~	900,000	880,025
Iron Mountain Inc REIT
4.375% due 06/01/21 ~	63,000	63,473
4.875% due 09/15/27 ~	125,000	120,625
5.250% due 03/15/28 ~	524,000	510,900
5.750% due 08/15/24	300,000	303,750
6.000% due 08/15/23	96,000	98,880
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	100,000	99,000
iStar Inc REIT
4.625% due 09/15/20	100,000	101,375
5.250% due 09/15/22	250,000	246,875
6.000% due 04/01/22	100,000	100,625
Jefferies Finance LLC
6.875% due 04/15/22 ~	300,000	303,000
7.375% due 04/01/20 ~	222,000	222,555
7.500% due 04/15/21 ~	10,000	10,200
Kennedy-Wilson Inc 5.875% due 04/01/24	420,000	419,475
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/22 ~	65,000	66,138
5.250% due 10/01/25 ~	100,000	97,000
Liberty Mutual Group Inc 10.750% due 06/15/58 ~	100,000	146,148
Lions Gate Capital Holdings LLC
5.875% due 11/01/24 ~	190,000	196,650
6.375% due 02/01/24 ~	160,000	168,000
LPL Holdings Inc 5.750% due 09/15/25 ~	430,000	436,579

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Mack-Cali Realty LP REIT 3.150% due 05/15/23	$100,000	$91,572
MGIC Investment Corp 5.750% due 08/15/23	100,000	106,000
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	50,000	48,875
4.500% due 01/15/28	100,000	94,500
5.625% due 05/01/24	121,000	126,899
5.750% due 02/01/27 ~	590,000	611,387
MPT Operating Partnership LP REIT
5.000% due 10/15/27	220,000	224,400
5.250% due 08/01/26	550,000	568,562
6.375% due 03/01/24	100,000	104,750
Nationstar Mortgage Holdings Inc
8.125% due 07/15/23 ~	620,000	640,150
9.125% due 07/15/26 ~	80,000	81,400
Nationstar Mortgage LLC 6.500% due 07/01/21	75,000	75,188
Navient Corp
5.500% due 01/25/23	1,050,000	1,055,250
5.625% due 08/01/33	200,000	154,000
5.875% due 03/25/21	600,000	621,750
6.125% due 03/25/24	100,000	100,375
6.500% due 06/15/22	121,000	126,407
6.625% due 07/26/21	445,000	466,137
6.750% due 06/25/25	85,000	84,494
6.750% due 06/15/26	100,000	96,000
7.250% due 09/25/23	100,000	106,000
Newmark Group Inc 6.125% due 11/15/23	175,000	180,608
NFP Corp 6.875% due 07/15/25 ~	108,000	103,680
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	70,500
Oxford Finance LLC 6.375% due 12/15/22 ~	25,000	25,750
Provident Funding Associates LP 6.375% due 06/15/25 ~	225,000	205,875
Quicken Loans Inc
5.250% due 01/15/28 ~	200,000	188,000
5.750% due 05/01/25 ~	467,000	470,502
Radian Group Inc
4.500% due 10/01/24	300,000	297,000
5.250% due 06/15/20	59,000	60,696
RBS Capital Trust II (United Kingdom) 6.425% due 01/03/34	100,000	122,875
Realogy Group LLC
4.875% due 06/01/23 ~	250,000	233,750
5.250% due 12/01/21 ~	100,000	100,875
9.375% due 04/01/27 ~	128,000	131,360
RHP Hotel Properties LP REIT
5.000% due 04/15/21	50,000	50,250
5.000% due 04/15/23	100,000	101,000
Royal Bank of Scotland Group PLC (United Kingdom) 7.648% due 09/30/31	50,000	63,125
SBA Communications Corp REIT
4.000% due 10/01/22	500,000	504,300
4.875% due 07/15/22	100,000	101,625
4.875% due 09/01/24	200,000	202,810
Springleaf Finance Corp
5.625% due 03/15/23	125,000	127,031
6.125% due 05/15/22	190,000	197,600
6.125% due 03/15/24	680,000	696,986
6.875% due 03/15/25	270,000	279,450
7.125% due 03/15/26	210,000	214,199
7.750% due 10/01/21	525,000	567,656
8.250% due 12/15/20	225,000	242,156

	Principal Amount	Value
Standard Chartered PLC (United Kingdom) 7.014% due 07/30/37 ~	$100,000	$107,144
Starwood Property Trust Inc REIT
3.625% due 02/01/21	60,000	59,925
4.750% due 03/15/25	138,000	137,655
5.000% due 12/15/21	305,000	314,150
Stearns Holdings LLC 9.375% due 08/15/20 ~	49,000	46,060
Synovus Financial Corp
5.750% due 12/15/25	50,000	50,750
5.900% due 02/07/29	100,000	100,650
Tempo Acquisition LLC 6.750% due 06/01/25 ~	220,000	222,750
The GEO Group Inc REIT
5.125% due 04/01/23	300,000	267,750
5.875% due 10/15/24	150,000	131,625
The Howard Hughes Corp 5.375% due 03/15/25 ~	310,000	310,000
TMX Finance LLC 11.125% due 04/01/23 ~	200,000	188,750
Travelport Corporate Finance PLC 6.000% due 03/15/26 ~	130,000	140,725
UniCredit SPA (Italy)
5.861% due 06/19/32 ~	400,000	369,128
7.296% due 04/02/34 ~	200,000	202,082
Uniti Group LP REIT
6.000% due 04/15/23 ~	100,000	95,030
7.125% due 12/15/24 ~	150,000	129,750
8.250% due 10/15/23	314,000	284,955
USI Inc 6.875% due 05/01/25 ~	105,000	102,244
VFH Parent LLC 6.750% due 06/15/22 ~	165,000	170,582
VICI Properties 1 LLC REIT 8.000% due 10/15/23	97,500	107,250
Voya Financial Inc
4.700% due 01/23/48	300,000	258,969
5.650% due 05/15/53	100,000	98,648
Voyager Aviation Holdings LLC 8.500% due 08/15/21 ~	115,000	118,772
Washington Prime Group LP REIT 5.950% due 08/15/24	350,000	328,506
WeWork Cos Inc 7.875% due 05/01/25 ~	230,000	212,750

		36,767,441

Industrial - 10.5%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	102,500
AECOM
5.125% due 03/15/27	165,000	160,256
5.875% due 10/15/24	400,000	423,000
AECOM Global II LLC 5.000% due 04/01/22	50,000	51,000
American Woodmark Corp 4.875% due 03/15/26 ~	100,000	98,250
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	100,750
Apex Tool Group LLC 9.000% due 02/15/23 ~	100,000	96,500
Arconic Inc
5.125% due 10/01/24	1,275,000	1,308,870
5.400% due 04/15/21	150,000	154,753
5.900% due 02/01/27	50,000	51,968
5.950% due 02/01/37	100,000	98,938
6.150% due 08/15/20	250,000	258,501
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	200,000	200,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Ardagh Packaging Finance PLC (Ireland)
4.250% due 09/15/22 ~	$300,000	$300,750
4.625% due 05/15/23 ~	200,000	201,750
6.000% due 02/15/25 ~	800,000	802,000
7.250% due 05/15/24 ~	250,000	264,300
Associated Materials LLC 9.000% due 01/01/24 ~	100,000	98,750
ATS Automation Tooling Systems Inc (Canada) 6.500% due 06/15/23 ~	86,000	89,333
Avolon Holdings Funding Ltd (Ireland)
5.125% due 10/01/23 ~	170,000	173,400
5.250% due 05/15/24 ~	60,000	61,950
5.500% due 01/15/23 ~	80,000	82,400
Ball Corp
4.000% due 11/15/23	71,000	71,710
4.375% due 12/15/20	60,000	61,050
4.875% due 03/15/26	265,000	274,606
5.000% due 03/15/22	700,000	728,000
5.250% due 07/01/25	190,000	199,500
BBA US Holdings Inc 5.375% due 05/01/26 ~	65,000	67,113
Berry Global Inc
4.500% due 02/15/26 ~	150,000	142,905
5.125% due 07/15/23	225,000	229,219
5.500% due 05/15/22	100,000	101,875
BMC East LLC 5.500% due 10/01/24 ~	100,000	98,625
Boise Cascade Co 5.625% due 09/01/24 ~	100,000	99,000
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	102,875
6.000% due 10/15/22 ~	350,000	354,812
6.125% due 01/15/23 ~	125,000	127,031
7.500% due 12/01/24 ~	264,000	274,890
7.500% due 03/15/25 ~	700,000	723,625
7.875% due 04/15/27 ~	662,000	683,515
8.750% due 12/01/21 ~	300,000	332,625
Brand Industrial Services Inc 8.500% due 07/15/25 ~	317,000	286,092
Builders FirstSource Inc 5.625% due 09/01/24 ~	175,000	173,031
BWAY Holding Co
5.500% due 04/15/24 ~	485,000	483,327
7.250% due 04/15/25 ~	205,000	198,465
BWX Technologies Inc 5.375% due 07/15/26 ~	100,000	102,000
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	177,252
Clean Harbors Inc 5.125% due 06/01/21	153,000	153,574
Cleaver-Brooks Inc 7.875% due 03/01/23 ~	90,000	83,475
Cloud Crane LLC 10.125% due 08/01/24 ~	65,000	70,038
Colfax Corp
6.000% due 02/15/24 ~	230,000	240,350
6.375% due 02/15/26 ~	100,000	106,562
Covanta Holding Corp
5.875% due 03/01/24	50,000	51,375
5.875% due 07/01/25	100,000	102,125
6.000% due 01/01/27	225,000	225,562
CPG Merger Sub LLC 8.000% due 10/01/21 ~	50,000	50,000
Crown Americas LLC
4.250% due 09/30/26	100,000	97,125
4.500% due 01/15/23	112,000	113,400
4.750% due 02/01/26	505,000	508,686

	Principal Amount	Value
Energizer Holdings Inc
5.500% due 06/15/25 ~	$63,000	$62,606
6.375% due 07/15/26 ~	100,000	102,750
7.750% due 01/15/27 ~	315,000	336,656
EnPro Industries Inc 5.750% due 10/15/26 ~	100,000	101,000
Flex Acquisition Co Inc
6.875% due 01/15/25 ~	45,000	43,200
7.875% due 07/15/26 ~	310,000	299,925
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	203,000
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/25 ~	75,000	74,250
6.750% due 03/15/22 ~	195,000	198,900
frontdoor Inc 6.750% due 08/15/26 ~	100,000	102,500
FXI Holdings Inc 7.875% due 11/01/24 ~	275,000	256,437
Gates Global LLC 6.000% due 07/15/22 ~	124,000	124,950
GFL Environmental Inc (Canada) 5.375% due 03/01/23 ~	90,000	85,500
Global Ship Lease Inc (United Kingdom) 9.875% due 11/15/22 ~	200,000	198,000
Graphic Packaging International LLC
4.125% due 08/15/24	100,000	98,250
4.750% due 04/15/21	50,000	50,813
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22	100,000	105,125
Greif Inc 6.500% due 03/01/27 ~	90,000	92,250
Griffon Corp 5.250% due 03/01/22	367,000	362,412
Grinding Media Inc 7.375% due 12/15/23 ~	240,000	231,600
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	56,000
Hulk Finance Corp (Canada) 7.000% due 06/01/26 ~	300,000	285,000
Ingram Micro Inc 5.450% due 12/15/24	250,000	248,152
International Airport Finance SA (Spain) 12.000% due 03/15/33 ~	200,000	214,200
Intertape Polymer Group Inc (Canada) 7.000% due 10/15/26 ~	60,000	61,650
Itron Inc 5.000% due 01/15/26 ~	25,000	24,656
James Hardie International Finance DAC (Ireland) 4.750% due 01/15/25 ~	200,000	198,000
JELD-WEN Inc 4.625% due 12/15/25 ~	100,000	95,250
4.875% due 12/15/27 ~	100,000	94,500
JPW Industries Holding Corp 9.000% due 10/01/24 ~	50,000	49,000
Koppers Inc 6.000% due 02/15/25 ~	300,000	294,750
Kratos Defense & Security Solutions Inc 6.500% due 11/30/25 ~	50,000	52,813
Leonardo US Holdings Inc (Italy) 6.250% due 01/15/40 ~	150,000	138,750
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	45,000
LSB Industries Inc 9.625% due 05/01/23 ~	150,000	156,030
Masonite International Corp
5.625% due 03/15/23 ~	263,000	269,904
5.750% due 09/15/26 ~	75,000	76,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
MasTec Inc 4.875% due 03/15/23	$100,000	$100,875
Michael Baker International LLC 8.750% due 03/01/23 ~	50,000	50,500
Mueller Water Products Inc 5.500% due 06/15/26 ~	100,000	101,750
Multi-Color Corp
4.875% due 11/01/25 ~	253,000	261,855
6.125% due 12/01/22 ~	100,000	103,250
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	250,000	198,750
Navios Maritime Holdings Inc (Greece) 7.375% due 01/15/22 ~	157,000	82,425
NCI Building Systems Inc 8.000% due 04/15/26 ~	245,000	220,934
Neovia Logistics Services LLC 8.875% due 08/01/20 ~	100,000	95,500
New Enterprise Stone & Lime Co Inc
6.250% due 03/15/26 ~	100,000	97,511
10.125% due 04/01/22 ~	125,000	127,188
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	102,875
Northwest Hardwoods Inc 7.500% due 08/01/21 ~	100,000	62,500
Novelis Corp
5.875% due 09/30/26 ~	675,000	673,312
6.250% due 08/15/24 ~	205,000	210,125
OI European Group BV 4.000% due 03/15/23 ~	100,000	98,375
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	100,000	102,875
5.375% due 01/15/25 ~	48,000	49,020
5.875% due 08/15/23 ~	160,000	168,184
6.375% due 08/15/25 ~	300,000	315,750
Pactiv LLC 7.950% due 12/15/25	100,000	99,750
Park Aerospace Holdings Ltd (Ireland)
4.500% due 03/15/23 ~	1,238,000	1,234,905
5.250% due 08/15/22 ~	310,000	318,494
5.500% due 02/15/24 ~	135,000	140,400
PGT Escrow Issuer Inc 6.750% due 08/01/26 ~	50,000	52,125
Pioneer Holdings LLC (United Kingdom) 9.000% due 11/01/22 ~	50,000	50,875
Plastipak Holdings Inc 6.250% due 10/15/25 ~	50,000	47,000
RBS Global Inc 4.875% due 12/15/25 ~	176,000	174,680
Resideo Funding Inc 6.125% due 11/01/26 ~	90,000	93,150
Reynolds Group Issuer Inc
5.125% due 07/15/23 ~	1,205,500	1,226,596
5.750% due 10/15/20	324,651	325,463
6.875% due 02/15/21	51,981	52,241
7.000% due 07/15/24 ~	225,000	232,200
Sealed Air Corp
4.875% due 12/01/22 ~	100,000	103,574
5.125% due 12/01/24 ~	50,000	52,048
5.250% due 04/01/23 ~	100,000	104,250
5.500% due 09/15/25 ~	450,000	474,840
6.500% due 12/01/20 ~	25,000	26,063
Sensata Technologies BV
4.875% due 10/15/23 ~	100,000	103,375
5.000% due 10/01/25 ~	250,000	257,500
Silgan Holdings Inc 4.750% due 03/15/25	100,000	98,625
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	101,000

	Principal Amount	Value
Standard Industries Inc
4.750% due 01/15/28 ~	$374,000	$358,105
5.000% due 02/15/27 ~	100,000	97,030
5.375% due 11/15/24 ~	400,000	411,500
5.500% due 02/15/23 ~	150,000	153,000
6.000% due 10/15/25 ~	200,000	210,418
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	50,000	53,750
Stevens Holding Co Inc 6.125% due 10/01/26 ~	100,000	103,500
Summit Materials LLC
5.125% due 06/01/25 ~	100,000	96,750
6.125% due 07/15/23	100,000	102,585
6.500% due 03/15/27 ~	175,000	176,750
Teekay Offshore Partners LP 8.500% due 07/15/23 ~	110,000	108,350
Tennant Co 5.625% due 05/01/25	100,000	101,250
Terex Corp 5.625% due 02/01/25 ~	80,000	79,700
Tervita Escrow Corp (Canada) 7.625% due 12/01/21 ~	200,000	199,500
The ADT Security Corp
3.500% due 07/15/22	650,000	628,875
4.875% due 07/15/32 ~	100,000	81,500
6.250% due 10/15/21	100,000	105,405
The Kenan Advantage Group Inc 7.875% due 07/31/23 ~	50,000	48,625
The Manitowoc Co Inc 9.000% due 04/01/26 ~	125,000	126,875
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	130,000	112,450
TransDigm Inc
6.000% due 07/15/22	100,000	101,858
6.250% due 03/15/26 ~	1,205,000	1,253,200
6.375% due 06/15/26	151,000	150,034
6.500% due 07/15/24	120,000	123,750
6.500% due 05/15/25	700,000	713,195
7.500% due 03/15/27 ~	190,000	194,987
TransDigm UK Holdings PLC 6.875% due 05/15/26 ~	235,000	234,412
TriMas Corp 4.875% due 10/15/25 ~	100,000	98,688
Trinity Industries Inc 4.550% due 10/01/24	175,000	167,386
Triumph Group Inc
4.875% due 04/01/21	60,000	58,800
5.250% due 06/01/22	250,000	241,250
7.750% due 08/15/25	67,000	64,153
Tutor Perini Corp 6.875% due 05/01/25 ~	165,000	164,815
US Concrete Inc 6.375% due 06/01/24	200,000	204,000
USG Corp
4.875% due 06/01/27 ~	25,000	25,328
5.500% due 03/01/25 ~	100,000	101,925
Vertiv Group Corp 9.250% due 10/15/24 ~	225,000	225,000
Vertiv Intermediate Holding Corp 12.000% Cash or 13.000% PIK due 02/15/22 ~	65,000	62,969
Waste Pro USA Inc 5.500% due 02/15/26 ~	190,000	183,825
Weekley Homes LLC 6.625% due 08/15/25	100,000	96,000
Welbilt Inc 9.500% due 02/15/24	100,000	108,250
WESCO Distribution Inc
5.375% due 12/15/21	100,000	101,375
5.375% due 06/15/24	50,000	50,813

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
XPO Logistics Inc
6.125% due 09/01/23 ~	$60,000	$60,600
6.500% due 06/15/22 ~	191,000	195,918
6.750% due 08/15/24 ~	675,000	690,187
Zekelman Industries Inc 9.875% due 06/15/23 ~	75,000	79,922

		36,267,504

Technology - 5.0%

ACI Worldwide Inc 5.750% due 08/15/26 ~	115,000	118,163
Advanced Micro Devices Inc
7.000% due 07/01/24	100,000	104,938
7.500% due 08/15/22	100,000	111,875
Amkor Technology Inc
6.625% due 09/15/27 ~	250,000	254,219
6.375% due 10/01/22	50,000	50,970
Ascend Learning LLC 6.875% due 08/01/25 ~	95,000	94,763
Banff Merger Sub Inc 9.750% due 09/01/26 ~	440,000	427,900
Blackboard Inc 9.750% due 10/15/21 ~	50,000	45,625
Camelot Finance SA 7.875% due 10/15/24 ~	95,000	100,700
CDK Global Inc
4.875% due 06/01/27	155,000	155,581
5.000% due 10/15/24	50,000	51,460
5.875% due 06/15/26	225,000	236,250
CDW LLC
5.000% due 09/01/23	100,000	102,625
5.000% due 09/01/25	305,000	313,769
5.500% due 12/01/24	100,000	105,625
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	295,000	292,994
Dell Inc
4.625% due 04/01/21	100,000	101,438
5.400% due 09/10/40	100,000	85,000
Dell International LLC
5.875% due 06/15/21 ~	426,000	434,159
7.125% due 06/15/24 ~	200,000	212,081
Diebold Nixdorf Inc 8.500% due 04/15/24	100,000	89,500
Donnelley Financial Solutions Inc 8.250% due 10/15/24	50,000	50,500
EMC Corp
2.650% due 06/01/20	175,000	173,729
3.375% due 06/01/23	1,170,000	1,136,506
Entegris Inc 4.625% due 02/10/26 ~	102,000	101,490
Everi Payments Inc 7.500% due 12/15/25 ~	100,000	104,000
Exela Intermediate LLC 10.000% due 07/15/23 ~	305,000	311,710
Fair Isaac Corp 5.250% due 05/15/26 ~	100,000	103,500
First Data Corp
5.000% due 01/15/24 ~	355,000	363,742
5.375% due 08/15/23 ~	200,000	204,876
5.750% due 01/15/24 ~	1,255,000	1,295,160
GCI LLC 6.750% due 06/01/21	100,000	100,625
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	195,000	213,038
Harland Clarke Holdings Corp
8.375% due 08/15/22 ~	245,000	222,141
9.250% due 03/01/21 ~	200,000	200,250

	Principal Amount	Value
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	$40,000	$40,254
Infor US Inc 6.500% due 05/15/22	651,000	662,392
Informatica LLC 7.125% due 07/15/23 ~	151,000	154,586
IQVIA Inc
4.875% due 05/15/23 ~	340,000	347,684
5.000% due 10/15/26 ~	200,000	205,376
j2 Cloud Services LLC 6.000% due 07/15/25 ~	85,000	88,613
Leidos Holdings Inc 4.450% due 12/01/20	100,000	101,750
MSCI Inc
4.750% due 08/01/26 ~	55,000	56,650
5.250% due 11/15/24 ~	345,000	358,731
5.375% due 05/15/27 ~	150,000	159,000
5.750% due 08/15/25 ~	151,000	159,305
NCR Corp
4.625% due 02/15/21	45,000	45,034
5.000% due 07/15/22	413,000	414,032
5.875% due 12/15/21	50,000	51,028
6.375% due 12/15/23	144,000	148,418
Nuance Communications Inc
5.625% due 12/15/26	80,000	82,200
6.000% due 07/01/24	100,000	103,094
Open Text Corp (Canada)
5.625% due 01/15/23 ~	80,000	82,400
5.875% due 06/01/26 ~	408,000	427,380
Pitney Bowes Inc
3.875% due 09/15/20	100,000	100,250
3.875% due 10/01/21	200,000	198,250
4.625% due 03/15/24	30,000	27,975
4.950% due 04/01/23	300,000	287,250
PTC Inc 6.000% due 05/15/24	115,000	120,606
Qorvo Inc 5.500% due 07/15/26 ~	295,000	305,354
Rackspace Hosting Inc 8.625% due 11/15/24 ~	365,000	326,084
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	110,925
RP Crown Parent LLC 7.375% due 10/15/24 ~	100,000	102,750
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	350,000	372,750
Solera LLC 10.500% due 03/01/24 ~	270,000	294,008
Sophia LP 9.000% due 09/30/23 ~	100,000	104,250
SS&C Technologies Inc 5.500% due 09/30/27 ~	568,000	574,745
TIBCO Software Inc 11.375% due 12/01/21 ~	145,000	154,443
Veritas US Inc
7.500% due 02/01/23 ~	200,000	192,000
10.500% due 02/01/24 ~	200,000	180,000
West Corp 8.500% due 10/15/25 ~	371,000	320,915
Western Digital Corp 4.750% due 02/15/26	650,000	621,562
Xerox Corp
2.800% due 05/15/20	100,000	99,000
4.125% due 03/15/23	840,000	822,713
4.500% due 05/15/21	200,000	203,000
6.750% due 12/15/39	100,000	95,250

		17,372,909

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
Utilities - 2.2%

AES Corp
4.000% due 03/15/21	$15,000	$15,239
4.500% due 03/15/23	30,000	30,375
4.875% due 05/15/23	202,000	205,283
5.125% due 09/01/27	176,000	183,513
5.500% due 04/15/25	593,000	616,720
AmeriGas Partners LP
5.500% due 05/20/25	65,000	65,081
5.625% due 05/20/24	90,000	91,913
5.750% due 05/20/27	100,000	99,250
5.875% due 08/20/26	515,000	516,287
Calpine Corp
5.250% due 06/01/26 ~	650,000	649,187
5.375% due 01/15/23	450,000	451,687
5.500% due 02/01/24	100,000	99,750
5.750% due 01/15/25	275,000	274,312
5.875% due 01/15/24 ~	75,000	77,063
6.000% due 01/15/22 ~	100,000	101,500
Clearway Energy Operating LLC
5.375% due 08/15/24	150,000	150,375
5.750% due 10/15/25 ~	300,000	302,250
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	45,375
NextEra Energy Operating Partners LP
4.250% due 09/15/24 ~	136,000	135,490
4.500% due 09/15/27 ~	158,000	154,643
NGL Energy Partners LP
6.125% due 03/01/25	100,000	97,000
7.500% due 11/01/23	195,000	202,722
NRG Energy Inc
5.750% due 01/15/28	97,000	103,184
6.250% due 05/01/24	115,000	118,881
6.625% due 01/15/27	270,000	291,600
7.250% due 05/15/26	655,000	723,081
Rockpoint Gas Storage Canada Ltd (Canada) 7.000% due 03/31/23 ~	100,000	99,625

	Principal Amount	Value
Southern Star Central Corp 5.125% due 07/15/22 ~	$100,000	$100,250
Talen Energy Supply LLC
6.500% due 06/01/25	328,000	290,280
9.500% due 07/15/22 ~	100,000	108,000
10.500% due 01/15/26 ~	100,000	104,700
Terraform Global Operating LLC 6.125% due 03/01/26 ~	100,000	97,750
Vistra Energy Corp
5.875% due 06/01/23	100,000	102,625
7.625% due 11/01/24	181,000	191,864
Vistra Operations Co LLC
5.500% due 09/01/26 ~	150,000	156,375
5.625% due 02/15/27 ~	750,000	781,875

		7,835,105

Total Corporate Bonds & Notes (Cost $341,717,142)		339,852,421

	Shares

SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio, 2.370%	3,672,553	3,672,553

Total Short-Term Investment (Cost $3,672,553)		3,672,553

TOTAL INVESTMENTS - 99.1% (Cost $345,389,695)		343,524,974

OTHER ASSETS & LIABILITIES, NET - 0.9%		3,126,453

NET ASSETS - 100.0%		$346,651,427

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$339,852,421	$-	$339,852,421	$-
	Short-Term Investment	3,672,553	3,672,553	-	-

	Total	$343,524,974	$3,672,553	$339,852,421	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 1.2%

Axalta Coating Systems Ltd *	4,234	$106,739
Celanese Corp	4,338	427,770
Element Solutions Inc	6,298	63,610
FMC Corp	2,847	218,706
International Flavors & Fragrances Inc	2,589	333,437
International Paper Co	2,307	106,745
Linde PLC (United Kingdom)	17,276	3,039,367
LyondellBasell Industries NV ‘A’	7,784	654,479
NewMarket Corp	376	163,018
PPG Industries Inc	779	87,926
Royal Gold Inc	1,473	133,940
RPM International Inc	1,519	88,163
Southern Copper Corp (Peru)	4,526	179,592
Steel Dynamics Inc	1,895	66,837
The Chemours Co	9,066	336,892
The Sherwin-Williams Co	4,415	1,901,585
Univar Inc *	1,002	22,204
Versum Materials Inc	5,857	294,666
Westlake Chemical Corp	1,847	125,337
WR Grace & Co	2,544	198,534

		8,549,547

Communications - 18.5%

Alphabet Inc ‘A’ *	15,880	18,689,013
Alphabet Inc ‘C’ *	16,197	19,004,102
Amazon.com Inc *	21,886	38,973,494
AMC Networks Inc ‘A’ *	2,271	128,902
Arista Networks Inc *	3,055	960,675
Booking Holdings Inc *	2,459	4,290,734
Cable One Inc	224	219,829
CBS Corp ‘B’	17,220	818,467
CDW Corp	7,756	747,446
Charter Communications Inc ‘A’ *	6,370	2,209,817
eBay Inc	9,911	368,094
Expedia Group Inc	6,271	746,249
F5 Networks Inc *	3,140	492,760
Facebook Inc ‘A’ *	126,446	21,077,284
FactSet Research Systems Inc	2,009	498,774
FireEye Inc *	6,829	114,659
GoDaddy Inc ‘A’ *	9,002	676,860
GrubHub Inc *	4,780	332,067
IAC/InterActiveCorp *	3,946	829,094
LogMeIn Inc	1,691	135,449
Match Group Inc *	2,841	160,829
Motorola Solutions Inc	1,006	141,262
Netflix Inc *	22,160	7,901,370
Okta Inc *	4,538	375,429
Omnicom Group Inc	7,739	564,870
Palo Alto Networks Inc *	4,812	1,168,739
Proofpoint Inc *	2,643	320,939
RingCentral Inc ‘A’ *	3,650	393,470
Sirius XM Holdings Inc	87,798	497,815
Switch Inc ‘A’	2,395	24,692
T-Mobile US Inc *	10,631	734,602
The Interpublic Group of Cos Inc	2,178	45,760
The Walt Disney Co	56,835	6,310,390
TripAdvisor Inc *	5,476	281,740
Twitter Inc *	37,925	1,246,974
Ubiquiti Networks Inc	817	122,313
VeriSign Inc *	5,482	995,312
Wayfair Inc ‘A’ *	3,046	452,179
Zayo Group Holdings Inc *	12,115	344,308
Zendesk Inc *	5,640	479,400
Zillow Group Inc ‘A’ *	2,228	76,198
Zillow Group Inc ‘C’ *	4,517	156,921

		134,109,281

	Shares	Value
Consumer, Cyclical - 9.9%

Advance Auto Parts Inc	1,100	$187,583
Allison Transmission Holdings Inc	6,111	274,506
Aptiv PLC	11,971	951,575
AutoZone Inc *	1,164	1,192,076
Best Buy Co Inc	3,162	224,692
Brunswick Corp	474	23,856
Burlington Stores Inc *	3,531	553,237
Capri Holdings Ltd *	4,022	184,006
CarMax Inc *	5,367	374,617
Carter’s Inc	2,417	243,609
Chipotle Mexican Grill Inc *	1,290	916,300
Choice Hotels International Inc	1,732	134,646
Columbia Sportswear Co	206	21,461
Copart Inc *	10,734	650,373
Costco Wholesale Corp	23,256	5,631,208
Darden Restaurants Inc	3,285	399,029
Delta Air Lines Inc	8,365	432,052
Dollar General Corp	14,091	1,681,056
Dollar Tree Inc *	2,065	216,908
Domino’s Pizza Inc	2,180	562,658
DR Horton Inc	10,542	436,228
Dunkin’ Brands Group Inc	4,326	324,883
Extended Stay America Inc	6,303	113,139
Fastenal Co	15,150	974,296
Floor & Decor Holdings Inc ‘A’ *	3,105	127,988
Garrett Motion Inc * (Switzerland)	2,525	37,193
Hanesbrands Inc	18,948	338,790
Hasbro Inc	4,759	404,610
HD Supply Holdings Inc *	2,769	120,036
Hilton Grand Vacations Inc *	5,316	163,999
Hilton Worldwide Holdings Inc	14,791	1,229,280
KAR Auction Services Inc	6,755	346,599
L Brands Inc	2,386	65,806
Las Vegas Sands Corp	11,567	705,124
Lear Corp	305	41,392
Lennar Corp ‘A’	8,099	397,580
Lennar Corp ‘B’	384	15,022
Lions Gate Entertainment Corp ‘A’	161	2,518
Lions Gate Entertainment Corp ‘B’	444	6,704
Live Nation Entertainment Inc *	7,230	459,394
LKQ Corp *	2,823	80,117
Lowe’s Cos Inc	42,727	4,677,325
Lululemon Athletica Inc *	5,058	828,854
Marriott International Inc ‘A’	14,989	1,874,974
Mattel Inc *	4,159	54,067
McDonald’s Corp	7,991	1,517,491
MGM Resorts International	2,605	66,844
MSC Industrial Direct Co Inc ‘A’	1,105	91,395
NIKE Inc ‘B’	65,526	5,517,944
Nordstrom Inc	6,167	273,691
Nu Skin Enterprises Inc ‘A’	932	44,606
NVR Inc *	167	462,089
O’Reilly Automotive Inc *	4,132	1,604,456
Polaris Industries Inc	3,018	254,810
Pool Corp	2,069	341,323
PulteGroup Inc	4,537	126,855
Ross Stores Inc	19,358	1,802,230
Six Flags Entertainment Corp	3,928	193,847
Skechers U.S.A. Inc ‘A’ *	3,455	116,123
Southwest Airlines Co	19,181	995,686
Starbucks Corp	64,267	4,777,609
Tapestry Inc	3,113	101,141
Tempur Sealy International Inc *	2,538	146,366
Tesla Inc *	7,262	2,032,343
The Gap Inc	673	17,619
The Home Depot Inc	60,066	11,526,065
The Madison Square Garden Co ‘A’ *	93	27,261
The Michaels Cos Inc *	972	11,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
The Scotts Miracle-Gro Co	1,094	$85,967
The TJX Cos Inc	65,640	3,492,704
The Toro Co	5,505	378,964
The Wendy’s Co	10,283	183,963
Thor Industries Inc	2,280	142,204
Tiffany & Co	1,190	125,604
Toll Brothers Inc	3,536	128,003
Tractor Supply Co	6,443	629,868
Ulta Beauty Inc *	2,996	1,044,795
Under Armour Inc ‘A’ *	7,122	150,559
Under Armour Inc ‘C’ *	7,891	148,903
Urban Outfitters Inc *	4,058	120,279
Vail Resorts Inc	2,124	461,545
VF Corp	13,201	1,147,299
Visteon Corp *	1,029	69,303
WABCO Holdings Inc *	2,758	363,587
Watsco Inc	1,321	189,180
Williams-Sonoma Inc	1,073	60,378
WW Grainger Inc	2,407	724,339
Wyndham Destinations Inc	5,189	210,103
Wyndham Hotels & Resorts Inc	5,160	257,948
Wynn Resorts Ltd	5,449	650,175
Yum China Holdings Inc (China)	1,730	77,694
Yum! Brands Inc	4,836	482,681

		72,056,305

Consumer, Non-Cyclical - 21.3%

2U Inc *	2,963	209,929
AbbVie Inc	80,583	6,494,184
ABIOMED Inc *	2,260	645,433
Agios Pharmaceuticals Inc *	2,610	176,018
Alexion Pharmaceuticals Inc *	9,415	1,272,720
Align Technology Inc *	4,200	1,194,186
Alkermes PLC *	8,079	294,803
Alnylam Pharmaceuticals Inc *	4,442	415,105
Altria Group Inc	100,668	5,781,363
AmerisourceBergen Corp	8,153	648,327
Amgen Inc	31,584	6,000,328
Automatic Data Processing Inc	23,212	3,707,885
Avery Dennison Corp	4,576	517,088
Baxter International Inc	3,039	247,101
Becton Dickinson and Co	1,278	319,155
Bio-Techne Corp	1,968	390,746
Biogen Inc *	9,917	2,344,180
BioMarin Pharmaceutical Inc *	9,456	839,976
Bluebird Bio Inc *	1,999	314,503
Booz Allen Hamilton Holding Corp	7,065	410,759
Boston Scientific Corp *	56,181	2,156,227
Bright Horizons Family Solutions Inc *	2,619	332,901
Bristol-Myers Squibb Co	46,145	2,201,578
Brown-Forman Corp ‘A’	2,675	136,880
Brown-Forman Corp ‘B’	14,970	790,117
Bruker Corp	2,028	77,956
Campbell Soup Co	6,310	240,600
Cantel Medical Corp	2,018	134,984
Catalent Inc *	1,692	68,678
Celgene Corp *	37,374	3,525,863
Centene Corp *	19,008	1,009,325
Charles River Laboratories International Inc *	1,771	257,238
Chemed Corp	806	257,976
Church & Dwight Co Inc	10,980	782,105
Cigna Corp	5,572	896,089
Cintas Corp	4,608	931,323
Colgate-Palmolive Co	8,406	576,147
Constellation Brands Inc ‘A’	8,225	1,442,089
CoreLogic Inc *	2,797	104,216
CoStar Group Inc *	1,904	888,064
CVS Health Corp	5,205	280,706
DaVita Inc *	3,573	193,978
DexCom Inc *	4,624	550,718

	Shares	Value
Ecolab Inc	6,106	$1,077,953
Edwards Lifesciences Corp *	11,126	2,128,738
Elanco Animal Health Inc *	8,396	269,260
Eli Lilly & Co	28,803	3,737,477
Encompass Health Corp	5,134	299,826
Equifax Inc	1,658	196,473
Euronet Worldwide Inc *	1,259	179,521
Exact Sciences Corp *	6,338	548,998
Exelixis Inc *	15,456	367,853
FleetCor Technologies Inc *	4,542	1,120,012
Gartner Inc *	4,690	711,379
General Mills Inc	1,676	86,733
Gilead Sciences Inc	50,599	3,289,441
Global Payments Inc	8,416	1,148,952
Grand Canyon Education Inc *	2,445	279,977
H&R Block Inc	1,616	38,687
HCA Healthcare Inc	10,316	1,345,000
Henry Schein Inc *	1,205	72,433
Herbalife Nutrition Ltd *	1,148	60,832
Hill-Rom Holdings Inc	2,241	237,232
Humana Inc	6,851	1,822,366
ICU Medical Inc *	800	191,464
IDEXX Laboratories Inc *	4,549	1,017,156
Illumina Inc *	7,777	2,416,236
Incyte Corp *	9,293	799,291
Insulet Corp *	3,049	289,929
Integra LifeSciences Holdings Corp *	2,801	156,072
Intuitive Surgical Inc *	6,057	3,456,003
Ionis Pharmaceuticals Inc *	6,610	536,534
Jazz Pharmaceuticals PLC * (Ireland)	2,819	402,976
Johnson & Johnson	25,819	3,609,238
Kellogg Co	6,578	377,446
Keurig Dr Pepper Inc	9,882	276,400
Kimberly-Clark Corp	15,929	1,973,603
Laboratory Corp of America Holdings *	326	49,871
MarketAxess Holdings Inc	1,941	477,641
Masimo Corp *	2,468	341,275
McCormick & Co Inc	362	54,528
McKesson Corp	1,226	143,516
Merck & Co Inc	9,249	769,239
Moderna Inc *	1,465	29,813
Molina Healthcare Inc *	2,744	389,538
Monster Beverage Corp *	21,153	1,154,531
Moody’s Corp	8,831	1,599,206
Morningstar Inc	1,001	126,116
Nektar Therapeutics *	8,261	277,570
Neurocrine Biosciences Inc *	4,682	412,484
PayPal Holdings Inc *	62,445	6,484,289
Penumbra Inc *	1,590	233,746
PepsiCo Inc	66,849	8,192,345
Post Holdings Inc *	1,943	212,564
PRA Health Sciences Inc *	3,049	336,274
Premier Inc ‘A’ *	1,053	36,318
Quanta Services Inc	2,376	89,670
Regeneron Pharmaceuticals Inc *	4,303	1,766,898
ResMed Inc	7,502	779,983
Robert Half International Inc	6,261	407,967
Rollins Inc	7,677	319,517
S&P Global Inc	13,212	2,781,787
Sabre Corp	12,000	256,680
Sage Therapeutics Inc *	2,590	411,939
Sarepta Therapeutics Inc *	3,487	415,616
Seattle Genetics Inc *	5,687	416,516
Service Corp International	4,478	179,792
ServiceMaster Global Holdings Inc *	7,114	332,224
Spectrum Brands Holdings Inc	1,038	56,862
Sprouts Farmers Market Inc *	6,642	143,069
Square Inc ‘A’ *	15,495	1,160,885
Stryker Corp	18,197	3,594,271
Sysco Corp	25,008	1,669,534

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Teleflex Inc	477	$144,130
The Clorox Co	5,917	949,442
The Coca-Cola Co	157,877	7,398,116
The Cooper Cos Inc	425	125,872
The Estee Lauder Cos Inc ‘A’	11,337	1,876,840
The Hershey Co	6,767	777,055
Thermo Fisher Scientific Inc	1,255	343,519
Total System Services Inc	9,497	902,310
TransUnion	9,777	653,495
United Rentals Inc *	4,179	477,451
UnitedHealth Group Inc	50,865	12,576,880
US Foods Holding Corp *	698	24,367
Varian Medical Systems Inc *	4,844	686,492
Verisk Analytics Inc	8,498	1,130,234
Vertex Pharmaceuticals Inc *	13,521	2,487,188
WellCare Health Plans Inc *	2,459	663,315
West Pharmaceutical Services Inc	935	103,037
WEX Inc *	2,184	419,306
Worldpay Inc ‘A’ *	1,446	164,121
Zoetis Inc	25,681	2,585,306

		155,173,588

Energy - 0.7%

Anadarko Petroleum Corp	8,868	403,317
Antero Resources Corp *	7,055	62,296
Apache Corp	1,314	45,543
Cabot Oil & Gas Corp	16,598	433,208
Cheniere Energy Inc *	8,438	576,822
Chesapeake Energy Corp *	6,811	21,114
Cimarex Energy Co	655	45,784
Concho Resources Inc	1,394	154,678
Continental Resources Inc *	2,321	103,911
Diamondback Energy Inc	1,411	143,259
EOG Resources Inc	3,462	329,513
Halliburton Co	46,282	1,356,063
Kosmos Energy Ltd (Ghana)	2,460	15,326
ONEOK Inc	8,991	627,931
Parsley Energy Inc ‘A’ *	9,849	190,086
Pioneer Natural Resources Co	4,903	746,629
RPC Inc	1,176	13,418

		5,268,898

Financial - 9.3%

Air Lease Corp	296	10,168
Alexandria Real Estate Equities Inc REIT	431	61,443
Alleghany Corp *	93	56,953
Alliance Data Systems Corp	2,531	442,874
American Express Co	25,299	2,765,181
American International Group Inc	6,673	287,339
American Tower Corp REIT	23,394	4,610,022
Ameriprise Financial Inc	1,136	145,522
Aon PLC (United Kingdom)	12,739	2,174,547
Arch Capital Group Ltd *	3,112	100,580
Axis Capital Holdings Ltd	483	26,459
Berkshire Hathaway Inc ‘B’ *	12,947	2,600,923
BOK Financial Corp	247	20,143
Brown & Brown Inc	722	21,306
Capital One Financial Corp	1,893	154,639
Cboe Global Markets Inc	5,489	523,870
CBRE Group Inc ‘A’ *	8,096	400,347
CME Group Inc	2,189	360,266
Colony Capital Inc REIT	2,309	12,284
Comerica Inc	549	40,253
CoreSite Realty Corp REIT	1,865	199,592
Credit Acceptance Corp *	538	243,138
Crown Castle International Corp REIT	16,553	2,118,784
Discover Financial Services	8,138	579,100
E*TRADE Financial Corp	3,014	139,940
East West Bancorp Inc	646	30,989
Eaton Vance Corp	5,998	241,779

	Shares	Value
Equinix Inc REIT	4,410	$1,998,436
Equity LifeStyle Properties Inc REIT	4,506	515,036
Erie Indemnity Co ‘A’	995	177,627
Evercore Inc ‘A’	2,205	200,655
Everest Re Group Ltd	877	189,397
Extra Space Storage Inc REIT	5,603	571,002
Gaming and Leisure Properties Inc REIT	3,933	151,696
Hudson Pacific Properties Inc REIT	1,216	41,855
Interactive Brokers Group Inc ‘A’	3,522	182,721
Intercontinental Exchange Inc	15,393	1,172,023
Lamar Advertising Co ‘A’ REIT	3,965	314,266
Lazard Ltd ‘A’	5,460	197,324
Life Storage Inc REIT	154	14,980
LPL Financial Holdings Inc	4,459	310,569
Markel Corp *	66	65,752
Marsh & McLennan Cos Inc	12,559	1,179,290
Mastercard Inc ‘A’	48,378	11,390,600
Northern Trust Corp	3,039	274,756
Omega Healthcare Investors Inc REIT	869	33,152
OneMain Holdings Inc	430	13,653
Pinnacle Financial Partners Inc	1,759	96,217
Public Storage REIT	7,866	1,713,057
Raymond James Financial Inc	1,960	157,604
RenaissanceRe Holdings Ltd (Bermuda)	140	20,090
Santander Consumer USA Holdings Inc	819	17,305
SBA Communications Corp REIT *	5,936	1,185,182
SEI Investments Co	6,950	363,138
Signature Bank	1,756	224,891
Simon Property Group Inc REIT	14,997	2,732,603
State Street Corp	1,254	82,526
SVB Financial Group *	2,160	480,298
Synchrony Financial	13,251	422,707
Synovus Financial Corp	2,599	89,302
T Rowe Price Group Inc	11,459	1,147,275
Taubman Centers Inc REIT	3,239	171,278
TD Ameritrade Holding Corp	14,788	739,252
Texas Capital Bancshares Inc *	1,722	94,004
The Charles Schwab Corp	63,698	2,723,726
The Howard Hughes Corp *	857	94,270
The Progressive Corp	30,732	2,215,470
The Travelers Cos Inc	2,735	375,133
The Western Union Co	6,367	117,598
Virtu Financial Inc ‘A’	2,145	50,944
Visa Inc ‘A’	93,711	14,636,721
Voya Financial Inc	545	27,228
Western Alliance Bancorp *	3,236	132,805

		67,473,855

Industrial - 11.1%

3M Co	24,844	5,162,086
Allegion PLC	4,162	377,535
AMETEK Inc	2,243	186,102
Amphenol Corp ‘A’	15,636	1,476,664
AO Smith Corp	7,524	401,180
Armstrong World Industries Inc	2,269	180,204
Berry Global Group Inc *	3,637	195,925
BWX Technologies Inc	5,200	257,816
Caterpillar Inc	27,923	3,783,287
CH Robinson Worldwide Inc	7,202	626,502
Cognex Corp	8,809	448,026
Coherent Inc *	975	138,177
Crown Holdings Inc *	6,802	371,185
CSX Corp	19,436	1,454,202
Cummins Inc	2,870	453,087
Curtiss-Wright Corp	189	21,421
Deere & Co	17,004	2,717,919
Donaldson Co Inc	6,214	311,073
Eagle Materials Inc	1,999	168,516
Emerson Electric Co	23,164	1,586,039
Energizer Holdings Inc	1,875	84,244

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Expeditors International of Washington Inc	9,047	$686,667
FedEx Corp	12,940	2,347,445
FLIR Systems Inc	701	33,354
Fortive Corp	14,282	1,198,117
Fortune Brands Home & Security Inc	3,058	145,591
frontdoor Inc *	4,501	154,924
Gardner Denver Holdings Inc *	1,942	54,007
General Dynamics Corp	6,012	1,017,711
Genesee & Wyoming Inc ‘A’ *	672	58,558
Gentex Corp	9,502	196,501
Graco Inc	8,759	433,746
Graphic Packaging Holding Co	2,996	37,840
Harris Corp	6,282	1,003,298
HEICO Corp	2,158	204,730
HEICO Corp ‘A’	4,012	337,249
Hexcel Corp	876	60,584
Honeywell International Inc	24,107	3,831,084
Hubbell Inc	1,910	225,342
Huntington Ingalls Industries Inc	1,957	405,490
IDEX Corp	3,794	575,702
Illinois Tool Works Inc	17,529	2,515,937
Ingersoll-Rand PLC	7,022	758,025
JB Hunt Transport Services Inc	4,613	467,251
Landstar System Inc	2,172	237,595
Lennox International Inc	1,798	475,391
Lincoln Electric Holdings Inc	3,289	275,848
Littelfuse Inc	1,099	200,546
Lockheed Martin Corp	11,913	3,575,806
Martin Marietta Materials Inc	3,052	614,001
Masco Corp	10,665	419,241
Mettler-Toledo International Inc *	1,300	939,900
National Instruments Corp	4,918	218,163
Nordson Corp	2,864	379,537
Northrop Grumman Corp	8,370	2,256,552
Old Dominion Freight Line Inc	3,488	503,632
Packaging Corp of America	4,894	486,366
Parker-Hannifin Corp	1,245	213,667
Raytheon Co	15,228	2,772,714
Republic Services Inc	761	61,169
Resideo Technologies Inc *	4,181	80,652
Rockwell Automation Inc	6,372	1,118,031
Roper Technologies Inc	1,004	343,338
Schneider National Inc ‘B’	502	10,567
Sealed Air Corp	4,555	209,803
Sensata Technologies Holding PLC *	4,543	204,526
Silgan Holdings Inc	1,498	44,386
Spirit AeroSystems Holdings Inc ‘A’	5,698	521,538
Textron Inc	2,106	106,690
The Boeing Co	28,482	10,863,604
The Middleby Corp *	1,767	229,763
TransDigm Group Inc *	2,565	1,164,484
Union Pacific Corp	35,375	5,914,700
United Parcel Service Inc ‘B’	36,625	4,092,478
Universal Display Corp	2,214	338,410
Vulcan Materials Co	6,572	778,125
Wabtec Corp	1,699	125,250
Waste Management Inc	19,161	1,991,020
Waters Corp *	3,696	930,320
Welbilt Inc *	7,091	116,151
XPO Logistics Inc *	6,763	363,444
Xylem Inc	5,307	419,465

		80,747,216

Technology - 25.6%

Accenture PLC ‘A’	34,186	6,017,420
Activision Blizzard Inc	39,927	1,817,876
Adobe Inc *	26,172	6,974,576
Advanced Micro Devices Inc *	49,619	1,266,277
Akamai Technologies Inc *	7,858	563,497
Analog Devices Inc	3,093	325,600

	Shares	Value
ANSYS Inc *	4,412	$806,117
Apple Inc	252,517	47,965,604
Applied Materials Inc	50,648	2,008,700
Aspen Technology Inc *	3,570	372,208
Atlassian Corp PLC ‘A’ *	5,371	603,647
Autodesk Inc *	9,762	1,521,115
Black Knight Inc *	7,519	409,786
Broadcom Inc	12,929	3,887,880
Broadridge Financial Solutions Inc	6,132	635,827
Cadence Design Systems Inc *	14,791	939,376
CDK Global Inc	6,631	390,035
Ceridian HCM Holding Inc *	1,848	94,802
Cerner Corp *	7,506	429,418
Citrix Systems Inc	7,221	719,645
Cognizant Technology Solutions Corp ‘A’	27,536	1,994,983
Covetrus Inc *	482	15,352
Cypress Semiconductor Corp	12,624	188,350
Dell Technologies Inc ‘C’ *	514	30,167
DocuSign Inc *	4,185	216,950
Elastic NV *	299	23,881
Electronic Arts Inc *	15,721	1,597,725
EPAM Systems Inc *	2,691	455,129
Fair Isaac Corp *	1,533	416,409
Fidelity National Information Services Inc	1,512	171,007
First Data Corp ‘A’ *	28,882	758,730
Fiserv Inc *	21,122	1,864,650
Fortinet Inc *	7,416	622,722
Genpact Ltd	2,935	103,253
Guidewire Software Inc *	4,233	411,278
International Business Machines Corp	35,135	4,957,548
Intuit Inc	13,177	3,444,600
IPG Photonics Corp *	1,891	287,016
Jack Henry & Associates Inc	4,077	565,643
KLA-Tencor Corp	8,663	1,034,449
Lam Research Corp	8,107	1,451,234
Manhattan Associates Inc *	3,437	189,413
Marvell Technology Group Ltd	8,124	161,586
Maxim Integrated Products Inc	14,547	773,464
Microchip Technology Inc	12,384	1,027,377
Micron Technology Inc *	46,524	1,922,837
Microsoft Corp	381,692	45,016,754
MKS Instruments Inc	2,795	260,075
Monolithic Power Systems Inc	2,123	287,645
MSCI Inc	4,418	878,475
NCR Corp *	5,325	145,319
NetApp Inc	13,418	930,404
Nutanix Inc ‘A’ *	7,538	284,484
NVIDIA Corp	30,954	5,558,100
NXP Semiconductors NV (Netherlands)	1,008	89,097
ON Semiconductor Corp *	22,180	456,243
Oracle Corp	12,472	669,871
Paychex Inc	17,008	1,364,042
Paycom Software Inc *	2,551	482,471
Pegasystems Inc	2,056	133,640
Pluralsight Inc ‘A’ *	2,355	74,748
PTC Inc *	6,185	570,133
Pure Storage Inc ‘A’ *	9,021	196,568
RealPage Inc *	3,850	233,657
Red Hat Inc *	9,382	1,714,091
salesforce.com Inc *	38,719	6,131,928
ServiceNow Inc *	9,422	2,322,429
Skyworks Solutions Inc	6,482	534,635
SolarWinds Corp *	1,328	25,923
Splunk Inc *	7,760	966,896
SS&C Technologies Holdings Inc	10,694	681,101
Synopsys Inc *	684	78,763
Tableau Software Inc ‘A’ *	3,745	476,664
Take-Two Interactive Software Inc *	3,538	333,881
Teradata Corp *	4,402	192,147
Teradyne Inc	1,700	67,728

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Texas Instruments Inc	51,156	$5,426,117
The Ultimate Software Group Inc *	1,595	526,557
Twilio Inc ‘A’ *	4,704	607,663
Tyler Technologies Inc *	1,999	408,596
Veeva Systems Inc ‘A’ *	6,677	847,044
VMware Inc ‘A’ *	3,781	682,508
Workday Inc ‘A’ *	7,692	1,483,402
Xilinx Inc	13,496	1,711,158
Zebra Technologies Corp ‘A’ *	2,794	585,427

		185,871,543

Total Common Stocks (Cost $445,750,360)		709,250,233

EXCHANGE-TRADED FUND - 1.9%

iShares Russell 1000 Growth	92,750	14,038,640

Total Exchange-Traded Fund (Cost $13,079,695)		14,038,640

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $3,500,459; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $3,573,112)	$3,500,313	$3,500,313

Total Short-Term Investment (Cost $3,500,313)		3,500,313

TOTAL INVESTMENTS - 100.0% (Cost $462,330,368)		726,789,186

DERIVATIVES - 0.0%
(See Note (a) in Notes to Schedule of Investments)		83,169

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(268,155)

NET ASSETS - 100.0%		$726,604,200

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index	06/19	13	$1,872,792	$1,924,130	$51,338
S&P 500 E-Mini Index	06/19	14	1,954,629	1,986,460	31,831

Total Futures Contracts					$83,169

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$709,250,233	$709,250,233	$-	$-
	Exchange-Traded Fund	14,038,640	14,038,640	-	-
	Short-Term Investment	3,500,313	-	3,500,313	-
	Derivatives:
	Equity Contracts
	Futures	83,169	83,169	-	-

	Total	$726,872,355	$723,372,042	$3,500,313	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%

Basic Materials - 3.2%

Air Products & Chemicals Inc	12,198	$2,329,330
Albemarle Corp	5,930	486,141
Alcoa Corp *	10,309	290,301
Ashland Global Holdings Inc	3,358	262,361
Axalta Coating Systems Ltd *	7,122	179,546
Cabot Corp	3,331	138,669
Celanese Corp	2,606	256,978
CF Industries Holdings Inc	12,863	525,839
Domtar Corp	3,529	175,215
DowDuPont Inc	126,405	6,738,651
Eastman Chemical Co	7,722	585,945
Element Solutions Inc *	6,637	67,034
FMC Corp	4,382	336,625
Freeport-McMoRan Inc	79,777	1,028,325
Huntsman Corp	11,984	269,520
International Flavors & Fragrances Inc	2,924	376,582
International Paper Co	20,248	936,875
Linde PLC (United Kingdom)	12,507	2,200,356
LyondellBasell Industries NV ‘A’	9,010	757,561
NewMarket Corp	29	12,573
Newmont Mining Corp	29,430	1,052,711
Nucor Corp	16,902	986,232
Olin Corp	9,063	209,718
PPG Industries Inc	12,572	1,419,002
Reliance Steel & Aluminum Co	3,870	349,306
Royal Gold Inc	2,117	192,499
RPM International Inc	5,704	331,060
Steel Dynamics Inc	10,588	373,439
The Mosaic Co	19,374	529,104
United States Steel Corp	9,722	189,482
Univar Inc *	6,074	134,600
Valvoline Inc	10,203	189,368
Westlake Chemical Corp	168	11,400
WR Grace & Co	930	72,577

		23,994,925

Communications - 9.3%

ARRIS International PLC *	9,095	287,493
AT&T Inc	404,570	12,687,315
CenturyLink Inc	52,759	632,580
Charter Communications Inc ‘A’ *	2,785	966,144
Cisco Systems Inc	252,548	13,635,066
Comcast Corp ‘A’	250,233	10,004,315
CommScope Holding Co Inc *	10,457	227,231
Corning Inc	43,608	1,443,425
Discovery Inc ‘A’ *	8,722	235,668
Discovery Inc ‘C’ *	19,311	490,886
DISH Network Corp ‘A’ *	12,221	387,283
eBay Inc	37,555	1,394,793
EchoStar Corp ‘A’ *	2,497	91,016
FireEye Inc *	3,533	59,319
Fox Corp ‘A’ *	19,354	710,485
Fox Corp ‘B’ *	9,054	324,858
GCI Liberty Inc ‘A’ *	5,543	308,246
John Wiley & Sons Inc ‘A’	2,507	110,860
Juniper Networks Inc	19,077	504,968
Liberty Broadband Corp ‘A’ *	1,475	135,169
Liberty Broadband Corp ‘C’ *	5,685	521,542
Liberty Media Corp-Liberty Formula One ‘A’ *	1,369	46,601
Liberty Media Corp-Liberty Formula One ‘C’ *	10,863	380,748
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,663	178,033
Liberty Media Corp-Liberty SiriusXM ‘C’ *	9,396	359,303
LogMeIn Inc	943	75,534
Motorola Solutions Inc	7,940	1,114,935
News Corp ‘A’	20,994	261,165
News Corp ‘B’	6,863	85,719

	Shares	Value
Omnicom Group Inc	4,208	$307,142
Sprint Corp *	36,597	206,773
Symantec Corp	35,165	808,443
T-Mobile US Inc *	5,871	405,686
Telephone & Data Systems Inc	5,398	165,881
The Interpublic Group of Cos Inc	18,994	399,064
The Walt Disney Co	37,790	4,195,824
Tribune Media Co ‘A’	4,704	217,043
United States Cellular Corp *	866	39,758
Verizon Communications Inc	230,232	13,613,618
Viacom Inc ‘A’	555	18,010
Viacom Inc ‘B’	19,496	547,253
Zillow Group Inc ‘A’ *	945	32,319
Zillow Group Inc ‘C’ *	1,981	68,820

		68,686,334

Consumer, Cyclical - 7.3%

Adient PLC	5,170	67,003
Advance Auto Parts Inc	2,727	465,035
Alaska Air Group Inc	6,623	371,683
American Airlines Group Inc	22,776	723,366
Aptiv PLC	1,925	153,018
Aramark	13,459	397,713
AutoNation Inc *	2,999	107,124
AutoZone Inc *	173	177,173
Best Buy Co Inc	9,567	679,831
BorgWarner Inc	11,401	437,912
Brunswick Corp	4,305	216,671
Caesars Entertainment Corp *	32,660	283,815
Capri Holdings Ltd *	3,649	166,942
CarMax Inc *	3,627	253,165
Carnival Corp	22,301	1,131,107
Casey’s General Stores Inc	2,013	259,214
Cinemark Holdings Inc	5,882	235,221
Columbia Sportswear Co	1,455	151,582
Copa Holdings SA ‘A’ (Panama)	1,658	133,651
Darden Restaurants Inc	3,389	411,662
Delta Air Lines Inc	26,782	1,383,290
Dick’s Sporting Goods Inc	3,893	143,301
Dolby Laboratories Inc ‘A’	3,526	222,032
Dollar Tree Inc *	10,891	1,143,991
DR Horton Inc	7,841	324,461
Extended Stay America Inc	4,158	74,636
Foot Locker Inc	6,355	385,113
Ford Motor Co	217,177	1,906,814
Garrett Motion Inc * (Switzerland)	1,560	22,979
General Motors Co	72,788	2,700,435
Genuine Parts Co	7,893	884,253
Harley-Davidson Inc	9,159	326,610
Hasbro Inc	1,367	116,222
HD Supply Holdings Inc *	7,149	309,909
Hyatt Hotels Corp ‘A’	2,276	165,169
International Game Technology PLC	5,154	66,950
JetBlue Airways Corp *	17,588	287,740
KAR Auction Services Inc	457	23,449
Kohl’s Corp	9,221	634,128
L Brands Inc	10,398	286,777
Las Vegas Sands Corp	7,648	466,222
Lear Corp	3,118	423,144
Leggett & Platt Inc	7,197	303,857
Lennar Corp ‘A’	7,208	353,841
Lennar Corp ‘B’	482	18,856
Lions Gate Entertainment Corp ‘A’	2,583	40,398
Lions Gate Entertainment Corp ‘B’	4,817	72,737
LKQ Corp *	14,705	417,328
Macy’s Inc	16,877	405,554
Mattel Inc *	14,786	192,218
McDonald’s Corp	34,806	6,609,659
MGM Resorts International	25,396	651,661
Mohawk Industries Inc *	3,411	430,298

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
MSC Industrial Direct Co Inc ‘A’	1,304	$107,854
Newell Brands Inc	24,192	371,105
Norwegian Cruise Line Holdings Ltd *	12,103	665,181
Nu Skin Enterprises Inc ‘A’	2,016	96,486
PACCAR Inc	18,737	1,276,739
Penske Automotive Group Inc	1,892	84,478
PulteGroup Inc	9,758	272,834
PVH Corp	4,228	515,605
Qurate Retail Inc *	23,239	371,359
Ralph Lauren Corp	2,914	377,888
Royal Caribbean Cruises Ltd	9,199	1,054,389
Skechers U.S.A. Inc ‘A’ *	3,632	122,072
Southwest Airlines Co	8,082	419,537
Tapestry Inc	12,773	414,995
Target Corp	29,255	2,348,006
The Gap Inc	11,332	296,672
The Goodyear Tire & Rubber Co	13,307	241,522
The Madison Square Garden Co ‘A’ *	917	268,800
The Michaels Cos Inc *	5,036	57,511
The Scotts Miracle-Gro Co	1,118	87,852
Thor Industries Inc	481	30,000
Tiffany & Co	5,631	594,352
Toll Brothers Inc	3,844	139,153
Under Armour Inc ‘A’ *	2,759	58,325
Under Armour Inc ‘C’ *	2,800	52,836
United Continental Holdings Inc *	13,515	1,078,227
VF Corp	4,114	357,548
Visteon Corp *	598	40,275
Walgreens Boots Alliance Inc	45,114	2,854,363
Walmart Inc	78,159	7,622,847
Watsco Inc	340	48,691
WESCO International Inc *	2,579	136,713
Whirlpool Corp	3,549	471,627
Williams-Sonoma Inc	3,546	199,533
Yum China Holdings Inc (China)	18,695	839,592
Yum! Brands Inc	12,058	1,203,509

		53,795,396

Consumer, Non-Cyclical - 21.9%

Abbott Laboratories	95,222	7,612,047
Acadia Healthcare Co Inc *	4,921	144,235
Agios Pharmaceuticals Inc *	172	11,600
Alexion Pharmaceuticals Inc *	2,015	272,388
Allergan PLC	18,867	2,762,317
Alnylam Pharmaceuticals Inc *	533	49,809
AMERCO	385	143,031
Amgen Inc	2,098	398,578
Anthem Inc	14,476	4,154,323
Archer-Daniels-Midland Co	31,157	1,343,801
Baxter International Inc	24,732	2,010,959
Becton Dickinson and Co	13,390	3,343,885
Bio-Rad Laboratories Inc ‘A’ *	1,159	354,283
Biogen Inc *	563	133,082
Bluebird Bio Inc *	971	152,767
Booz Allen Hamilton Holding Corp	401	23,314
Boston Scientific Corp *	17,536	673,032
Bright Horizons Family Solutions Inc *	496	63,047
Bristol-Myers Squibb Co	42,597	2,032,303
Bruker Corp	3,213	123,508
Bunge Ltd	7,766	412,142
Campbell Soup Co	3,016	115,000
Cardinal Health Inc	16,491	794,042
Catalent Inc *	6,195	251,455
Centene Corp *	2,605	138,326
Charles River Laboratories International Inc *	738	107,195
Church & Dwight Co Inc	2,032	144,739
Cigna Corp *	14,893	2,395,092
Colgate-Palmolive Co	38,619	2,646,946
Conagra Brands Inc	26,738	741,712

	Shares	Value
CoreLogic Inc *	1,695	$63,156
Coty Inc ‘A’	25,708	295,642
CVS Health Corp	66,022	3,560,566
Danaher Corp	34,923	4,610,534
DaVita Inc *	3,376	183,283
DENTSPLY SIRONA Inc	12,246	607,279
Ecolab Inc	7,784	1,374,187
Elanco Animal Health Inc *	9,893	317,269
Eli Lilly & Co	18,865	2,447,922
Equifax Inc	4,801	568,919
Euronet Worldwide Inc *	1,346	191,926
Flowers Foods Inc	10,173	216,888
General Mills Inc	31,320	1,620,810
Gilead Sciences Inc	18,242	1,185,912
Graham Holdings Co ‘B’	223	152,349
H&R Block Inc	9,486	227,095
HCA Healthcare Inc	4,405	574,324
Henry Schein Inc *	7,209	433,333
Herbalife Nutrition Ltd *	4,908	260,075
Hill-Rom Holdings Inc	1,272	134,654
Hologic Inc *	14,948	723,483
Hormel Foods Corp	15,016	672,116
Humana Inc	384	102,144
IHS Markit Ltd *	21,549	1,171,835
Ingredion Inc	3,754	355,466
Integra LifeSciences Holdings Corp *	902	50,259
IQVIA Holdings Inc *	9,652	1,388,440
Jazz Pharmaceuticals PLC * (Ireland)	260	37,167
Johnson & Johnson	122,489	17,122,737
Kellogg Co	6,825	391,619
Kimberly-Clark Corp	2,511	311,113
Laboratory Corp of America Holdings *	5,299	810,641
Lamb Weston Holdings Inc	8,074	605,066
Macquarie Infrastructure Corp	4,337	178,771
ManpowerGroup Inc	3,325	274,944
McCormick & Co Inc	6,447	971,112
McKesson Corp	9,316	1,090,531
MEDNAX Inc *	5,009	136,095
Medtronic PLC	75,289	6,857,322
Merck & Co Inc	135,131	11,238,845
Molina Healthcare Inc *	521	73,961
Molson Coors Brewing Co ‘B’	9,573	571,029
Mondelez International Inc ‘A’	79,405	3,963,898
Mylan NV *	28,325	802,731
Nielsen Holdings PLC	19,681	465,849
PepsiCo Inc	8,957	1,097,680
Perrigo Co PLC	7,132	343,477
Pfizer Inc	319,200	13,556,424
Philip Morris International Inc	86,454	7,641,669
Pilgrim’s Pride Corp *	2,898	64,596
Post Holdings Inc *	1,532	167,601
Premier Inc ‘A’ *	1,818	62,703
QIAGEN NV *	12,217	496,988
Quanta Services Inc	5,869	221,496
Quest Diagnostics Inc	7,485	673,051
Sabre Corp	3,200	68,448
Seaboard Corp	14	59,986
Service Corp International	5,173	207,696
Spectrum Brands Holdings Inc	1,209	66,229
STERIS PLC (Ireland) *	4,638	593,803
Teleflex Inc	2,035	614,896
The Clorox Co	933	149,709
The Coca-Cola Co	47,687	2,234,613
The Cooper Cos Inc	2,244	664,605
The Hain Celestial Group Inc *	5,268	121,796
The Hershey Co	646	74,180
The JM Smucker Co	6,078	708,087
The Kraft Heinz Co	33,725	1,101,121
The Kroger Co	43,952	1,081,219
The Procter & Gamble Co	138,651	14,426,637

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Thermo Fisher Scientific Inc	21,003	$5,748,941
TreeHouse Foods Inc *	2,998	193,521
Tyson Foods Inc ‘A’	16,050	1,114,352
United Therapeutics Corp *	2,343	274,998
Universal Health Services Inc ‘B’	4,677	625,642
US Foods Holding Corp *	11,208	391,271
WellCare Health Plans Inc *	197	53,141
West Pharmaceutical Services Inc	3,092	340,738
Worldpay Inc ‘A’ *	15,222	1,727,697
Zimmer Biomet Holdings Inc	11,362	1,450,927

		161,362,193

Energy - 9.6%

Anadarko Petroleum Corp	18,471	840,061
Antero Resources Corp *	6,476	57,183
Apache Corp	19,747	684,431
Apergy Corp *	4,143	170,112
Baker Hughes a GE Co	28,768	797,449
Cabot Oil & Gas Corp	6,496	169,546
Centennial Resource Development Inc ‘A’ *	10,076	88,568
Cheniere Energy Inc *	4,003	273,645
Chesapeake Energy Corp *	49,730	154,163
Chevron Corp	105,953	13,051,290
Cimarex Energy Co	4,913	343,419
CNX Resources Corp *	10,453	112,579
Concho Resources Inc	9,341	1,036,477
ConocoPhillips	63,557	4,241,794
Continental Resources Inc *	2,501	111,970
Devon Energy Corp	25,827	815,100
Diamondback Energy Inc	7,348	746,042
EOG Resources Inc	28,676	2,729,382
EQT Corp	14,597	302,742
Equitrans Midstream Corp *	11,676	254,303
Extraction Oil & Gas Inc *	5,653	23,912
Exxon Mobil Corp	235,716	19,045,853
First Solar Inc *	4,419	233,500
Helmerich & Payne Inc	5,861	325,637
Hess Corp	14,621	880,623
HollyFrontier Corp	8,934	440,178
Kinder Morgan Inc	108,113	2,163,341
Kosmos Energy Ltd (Ghana)	10,607	66,082
Marathon Oil Corp	45,597	761,926
Marathon Petroleum Corp	37,345	2,235,098
Murphy Oil Corp	8,988	263,348
Nabors Industries Ltd	18,294	62,931
National Oilwell Varco Inc	21,080	561,571
Noble Energy Inc	26,478	654,801
Occidental Petroleum Corp	42,133	2,789,205
ONEOK Inc	13,427	937,742
Parsley Energy Inc ‘A’ *	4,413	85,171
Patterson-UTI Energy Inc	12,202	171,072
PBF Energy Inc ‘A’	6,716	209,136
Phillips 66	22,970	2,186,055
Pioneer Natural Resources Co	4,202	639,881
QEP Resources Inc *	12,518	97,515
Range Resources Corp	11,627	130,687
RPC Inc	1,968	22,455
Schlumberger Ltd	77,395	3,372,100
SM Energy Co	5,909	103,348
Targa Resources Corp	12,411	515,677
The Williams Cos Inc	66,476	1,909,191
Transocean Ltd *	28,090	244,664
Valero Energy Corp	23,632	2,004,703
Weatherford International PLC *	54,773	38,232
Whiting Petroleum Corp *	4,943	129,210
WPX Energy Inc *	21,917	287,332

		70,572,433

	Shares	Value
Financial - 26.4%

Affiliated Managers Group Inc	2,991	$320,366
Aflac Inc	41,405	2,070,250
AGNC Investment Corp REIT	29,913	538,434
Air Lease Corp	4,985	171,235
Alexandria Real Estate Equities Inc REIT	5,755	820,433
Alleghany Corp *	695	425,618
Ally Financial Inc	22,657	622,841
American Campus Communities Inc REIT	7,509	357,278
American Express Co	12,328	1,347,450
American Financial Group Inc	3,684	354,438
American Homes 4 Rent ‘A’ REIT	14,357	326,191
American International Group Inc	42,178	1,816,185
American National Insurance Co	443	53,523
Ameriprise Financial Inc	6,383	817,662
Annaly Capital Management Inc REIT	75,877	758,011
Apartment Investment & Management Co ‘A’ REIT	7,703	387,384
Apple Hospitality REIT Inc	12,352	201,338
Arch Capital Group Ltd *	18,242	589,581
Arthur J Gallagher & Co	10,082	787,404
Associated Banc-Corp	9,225	196,954
Assurant Inc	2,872	272,582
Assured Guaranty Ltd	5,715	253,917
Athene Holding Ltd ‘A’ *	8,727	356,062
AvalonBay Communities Inc REIT	7,722	1,550,037
AXA Equitable Holdings Inc	10,923	219,989
Axis Capital Holdings Ltd	4,041	221,366
Bank of America Corp	501,615	13,839,558
Bank of Hawaii Corp	2,294	180,928
Bank OZK	6,627	192,050
BankUnited Inc	5,721	191,081
BB&T Corp	42,554	1,980,038
Berkshire Hathaway Inc ‘B’ *	94,208	18,925,445
BGC Partners Inc ‘A’	14,326	76,071
BlackRock Inc	6,745	2,882,611
BOK Financial Corp	1,456	118,737
Boston Properties Inc REIT	8,624	1,154,581
Brandywine Realty Trust REIT	9,730	154,318
Brighthouse Financial Inc *	6,585	238,970
Brixmor Property Group Inc REIT	16,615	305,218
Brookfield Property REIT Inc ‘A’	7,255	148,655
Brown & Brown Inc	11,989	353,795
Camden Property Trust REIT	4,902	497,553
Capital One Financial Corp	23,934	1,955,168
Cboe Global Markets Inc	447	42,662
CBRE Group Inc ‘A’ *	9,102	450,094
Chimera Investment Corp REIT	10,169	190,567
Chubb Ltd (Switzerland)	25,543	3,578,063
Cincinnati Financial Corp	8,479	728,346
CIT Group Inc	5,739	275,300
Citigroup Inc	131,916	8,207,813
Citizens Financial Group Inc	25,714	835,705
CME Group Inc	17,365	2,857,932
CNA Financial Corp	1,599	69,317
Colony Capital Inc REIT	25,435	135,314
Columbia Property Trust Inc REIT	6,321	142,286
Comerica Inc	8,481	621,827
Commerce Bancshares Inc	5,510	319,911
Corporate Office Properties Trust REIT	5,775	157,657
Credit Acceptance Corp *	59	26,664
Crown Castle International Corp REIT	5,610	718,080
CubeSmart REIT	10,418	333,793
Cullen/Frost Bankers Inc	3,157	306,450
CyrusOne Inc REIT	5,824	305,411
Digital Realty Trust Inc REIT	11,458	1,363,502
Discover Financial Services	9,964	709,038
Douglas Emmett Inc REIT	8,712	352,139
Duke Realty Corp REIT	19,695	602,273

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
E*TRADE Financial Corp	10,687	$496,197
East West Bancorp Inc	7,375	353,779
Empire State Realty Trust Inc ‘A’ REIT	8,009	126,542
EPR Properties REIT	4,024	309,446
Equity Commonwealth REIT	6,463	211,275
Equity Residential REIT	19,800	1,491,336
Erie Indemnity Co ‘A’	377	67,302
Essex Property Trust Inc REIT	3,630	1,049,941
Everest Re Group Ltd	1,353	292,194
Extra Space Storage Inc REIT	875	89,171
Federal Realty Investment Trust REIT	3,987	549,608
Fidelity National Financial Inc	14,569	532,497
Fifth Third Bancorp	42,579	1,073,842
First American Financial Corp	5,488	282,632
First Citizens BancShares Inc ‘A’	429	174,689
First Hawaiian Inc	7,139	185,971
First Horizon National Corp	17,613	246,230
First Republic Bank	9,062	910,368
FNB Corp	17,325	183,645
Franklin Resources Inc	16,988	562,982
Gaming and Leisure Properties Inc REIT	7,135	275,197
HCP Inc REIT	26,654	834,270
Healthcare Trust of America Inc ‘A’ REIT	11,348	324,439
Highwoods Properties Inc REIT	5,587	261,360
Hospitality Properties Trust REIT	8,970	236,001
Host Hotels & Resorts Inc REIT	40,396	763,484
Hudson Pacific Properties Inc REIT	7,478	257,393
Huntington Bancshares Inc	58,587	742,883
Interactive Brokers Group Inc ‘A’	362	18,781
Intercontinental Exchange Inc	14,957	1,138,826
Invesco Ltd	22,287	430,362
Invitation Homes Inc REIT	16,553	402,734
Iron Mountain Inc REIT	15,581	552,502
JBG SMITH Properties REIT	5,854	242,063
Jefferies Financial Group Inc	15,455	290,399
Jones Lang LaSalle Inc	2,502	385,758
JPMorgan Chase & Co	184,010	18,627,332
KeyCorp	56,979	897,419
Kilroy Realty Corp REIT	5,560	422,338
Kimco Realty Corp REIT	22,406	414,511
Lamar Advertising Co ‘A’ REIT	486	38,520
Lazard Ltd ‘A’	664	23,997
Legg Mason Inc	4,579	125,327
Liberty Property Trust REIT	8,137	393,994
Life Storage Inc REIT	2,391	232,573
Lincoln National Corp	11,899	698,471
Loews Corp	15,521	743,922
M&T Bank Corp	7,664	1,203,401
Markel Corp *	686	683,421
Marsh & McLennan Cos Inc	15,044	1,412,632
Medical Properties Trust Inc REIT	20,204	373,976
Mercury General Corp	1,510	75,606
MetLife Inc	45,312	1,928,932
MFA Financial Inc REIT	25,669	186,614
Mid-America Apartment Communities Inc REIT	6,249	683,203
Morgan Stanley	67,416	2,844,955
Nasdaq Inc	6,458	565,010
National Retail Properties Inc REIT	8,790	486,878
Navient Corp	14,411	166,735
New Residential Investment Corp REIT	22,311	377,279
New York Community Bancorp Inc	26,352	304,893
Northern Trust Corp	8,094	731,779
Old Republic International Corp	15,469	323,611
Omega Healthcare Investors Inc REIT	9,904	377,838
OneMain Holdings Inc	4,075	129,381
Outfront Media Inc REIT	7,562	176,951
PacWest Bancorp	6,916	260,111
Paramount Group Inc REIT	11,844	168,066
Park Hotels & Resorts Inc REIT	11,013	342,284

	Shares	Value
People’s United Financial Inc	20,306	$333,831
Pinnacle Financial Partners Inc	2,365	129,365
Popular Inc (Puerto Rico)	5,524	287,966
Principal Financial Group Inc	15,321	768,961
Prologis Inc REIT	34,909	2,511,703
Prosperity Bancshares Inc	3,616	249,721
Prudential Financial Inc	22,970	2,110,484
Raymond James Financial Inc	4,922	395,778
Rayonier Inc REIT	7,115	224,265
Realogy Holdings Corp	6,934	79,048
Realty Income Corp REIT	16,542	1,216,829
Regency Centers Corp REIT	8,383	565,769
Regions Financial Corp	57,107	808,064
Reinsurance Group of America Inc	3,307	469,528
RenaissanceRe Holdings Ltd (Bermuda)	2,008	288,148
Retail Properties of America Inc ‘A’ REIT	12,099	147,487
Retail Value Inc REIT	896	27,928
Santander Consumer USA Holdings Inc	5,558	117,441
Senior Housing Properties Trust REIT	12,978	152,881
Signature Bank	1,118	143,182
Simon Property Group Inc REIT	1,387	252,725
SITE Centers Corp REIT	8,744	119,093
SL Green Realty Corp REIT	4,566	410,575
SLM Corp	24,059	238,425
Spirit Realty Capital Inc REIT	4,727	187,804
Starwood Property Trust Inc REIT	14,980	334,803
State Street Corp	19,517	1,284,414
Sterling Bancorp	12,170	226,727
STORE Capital Corp REIT	10,400	348,400
Sun Communities Inc REIT	4,757	563,800
SunTrust Banks Inc	25,035	1,483,324
SVB Financial Group *	674	149,871
Synchrony Financial	26,133	833,643
Synovus Financial Corp	6,365	218,701
T Rowe Price Group Inc	916	91,710
TCF Financial Corp	8,899	184,120
Texas Capital Bancshares Inc *	987	53,880
TFS Financial Corp	3,227	53,149
The Allstate Corp	18,472	1,739,693
The Bank of New York Mellon Corp	49,417	2,492,099
The Goldman Sachs Group Inc	19,395	3,723,646
The Hanover Insurance Group Inc	2,336	266,701
The Hartford Financial Services Group Inc	19,714	980,180
The Howard Hughes Corp *	1,278	140,580
The Macerich Co REIT	7,500	325,125
The PNC Financial Services Group Inc	25,403	3,115,932
The Travelers Cos Inc	11,829	1,622,466
The Western Union Co	18,237	336,837
Torchmark Corp	5,852	479,571
Two Harbors Investment Corp REIT	14,059	190,218
UDR Inc REIT	15,356	698,084
Umpqua Holdings Corp	11,915	196,597
Uniti Group Inc REIT	9,163	102,534
Unum Group	11,559	391,041
US Bancorp	83,998	4,047,864
Ventas Inc REIT	19,862	1,267,394
VEREIT Inc REIT	53,676	449,268
VICI Properties Inc REIT	22,164	484,948
Vornado Realty Trust REIT	9,499	640,613
Voya Financial Inc	7,835	391,437
Webster Financial Corp	5,042	255,478
Weingarten Realty Investors REIT	6,580	193,255
Wells Fargo & Co	229,788	11,103,356
Welltower Inc REIT	20,757	1,610,743
Western Alliance Bancorp *	2,180	89,467
Weyerhaeuser Co REIT	41,772	1,100,274
White Mountains Insurance Group Ltd	170	157,332
Willis Towers Watson PLC	7,222	1,268,544
Wintrust Financial Corp	3,021	203,404
WP Carey Inc REIT	9,094	712,333

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
WR Berkley Corp	4,880	$413,434
Zions Bancorp NA	10,457	474,852

		194,858,352

Industrial - 7.6%

3M Co	5,107	1,061,132
Acuity Brands Inc	2,239	268,702
ADT Inc	5,655	36,135
AECOM *	8,824	261,808
AGCO Corp	3,656	254,275
Agilent Technologies Inc	17,803	1,431,005
Allegion PLC	892	80,913
AMETEK Inc	10,217	847,705
AptarGroup Inc	3,422	364,067
Arconic Inc	23,863	456,022
Arcosa Inc	2,706	82,668
Ardagh Group SA	1,357	17,641
Arrow Electronics Inc *	4,811	370,736
Avnet Inc	5,937	257,488
Ball Corp	18,611	1,076,832
Bemis Co Inc	5,028	278,953
Berry Global Group Inc *	3,613	194,632
Carlisle Cos Inc	3,174	389,196
Caterpillar Inc	2,601	352,409
Clean Harbors Inc *	2,818	201,572
Coherent Inc *	386	54,704
Colfax Corp *	4,895	145,284
Crane Co	2,775	234,821
CSX Corp	22,928	1,715,473
Cummins Inc	5,234	826,292
Curtiss-Wright Corp	2,224	252,068
Donaldson Co Inc	552	27,633
Dover Corp	8,086	758,467
Eagle Materials Inc	310	26,133
Eaton Corp PLC	24,310	1,958,414
Emerson Electric Co	9,869	675,730
Energizer Holdings Inc	1,374	61,734
FLIR Systems Inc	6,736	320,499
Flowserve Corp	7,202	325,098
Fluor Corp	7,736	284,685
Fortive Corp	1,410	118,285
Fortune Brands Home & Security Inc	4,654	221,577
Gardner Denver Holdings Inc *	4,902	136,325
Garmin Ltd	6,294	543,487
Gates Industrial Corp PLC *	2,357	33,799
General Dynamics Corp	7,752	1,312,259
General Electric Co	479,752	4,792,722
Genesee & Wyoming Inc ‘A’ *	2,613	227,697
Gentex Corp	4,924	101,828
GrafTech International Ltd	3,570	45,660
Graphic Packaging Holding Co	14,051	177,464
Hexcel Corp	3,869	267,580
Honeywell International Inc	15,317	2,434,178
Hubbell Inc	977	115,266
Huntington Ingalls Industries Inc	349	72,313
IDEX Corp	296	44,915
Ingersoll-Rand PLC	6,275	677,386
ITT Inc	4,836	280,488
Jabil Inc	8,514	226,387
Jacobs Engineering Group Inc	7,039	529,262
Johnson Controls International PLC	50,629	1,870,235
Kansas City Southern	5,659	656,331
Keysight Technologies Inc *	10,328	900,602
Kirby Corp *	3,252	244,258
Knight-Swift Transportation Holdings Inc	7,090	231,701
L3 Technologies Inc	4,317	890,899
Lennox International Inc	97	25,647
Littelfuse Inc	223	40,693
Lockheed Martin Corp	1,193	358,091
Martin Marietta Materials Inc	278	55,928

	Shares	Value
Masco Corp	5,074	$199,459
MDU Resources Group Inc	10,715	276,768
National Instruments Corp	1,239	54,962
Nordson Corp	210	27,829
Norfolk Southern Corp	14,865	2,778,120
nVent Electric PLC	8,900	240,122
Oshkosh Corp	3,884	291,805
Owens Corning	6,048	284,982
Owens-Illinois Inc	8,842	167,821
Parker-Hannifin Corp	5,899	1,012,386
Pentair PLC	8,583	382,029
PerkinElmer Inc	6,071	585,002
Regal Beloit Corp	2,419	198,044
Republic Services Inc	11,363	913,358
Resideo Technologies Inc *	2,602	50,193
Roper Technologies Inc	4,580	1,566,223
Ryder System Inc	2,833	175,618
Schneider National Inc ‘B’	2,143	45,110
Sealed Air Corp	4,012	184,793
Sensata Technologies Holding PLC *	4,272	192,325
Silgan Holdings Inc	2,756	81,660
Snap-on Inc	3,090	483,647
Sonoco Products Co	5,454	335,585
Stanley Black & Decker Inc	8,454	1,151,181
Stericycle Inc *	4,535	246,795
Teledyne Technologies Inc *	1,946	461,221
Terex Corp	3,763	120,905
Textron Inc	11,125	563,593
The Middleby Corp *	1,247	162,147
The Timken Co	3,659	159,606
Trimble Inc *	13,687	552,955
Trinity Industries Inc	8,121	176,469
Union Pacific Corp	3,243	542,230
United Technologies Corp	45,111	5,814,357
USG Corp	4,500	194,850
Valmont Industries Inc	1,223	159,112
Vulcan Materials Co	406	48,070
Wabtec Corp	5,598	412,685
Waste Management Inc	3,632	377,401
Waters Corp *	308	77,527
Westrock Co	14,041	538,472
Xylem Inc	4,377	345,958

		56,217,564

Technology - 6.5%

Akamai Technologies Inc *	587	42,094
Amdocs Ltd	7,663	414,645
Analog Devices Inc	17,329	1,824,224
Aspen Technology Inc *	208	21,686
Autodesk Inc *	1,937	301,823
Broadcom Inc	9,058	2,723,831
Cerner Corp *	9,659	552,591
Cognizant Technology Solutions Corp ‘A’	3,154	228,507
Conduent Inc *	10,216	141,287
Covetrus Inc *	2,884	91,855
Cypress Semiconductor Corp	6,218	92,773
Dell Technologies Inc ‘C’ *	7,733	453,850
DXC Technology Co	14,943	960,984
Elastic NV *	157	12,540
Fidelity National Information Services Inc	16,634	1,881,305
Genpact Ltd	5,589	196,621
Hewlett Packard Enterprise Co	78,131	1,205,561
HP Inc	86,603	1,682,696
Intel Corp	250,589	13,456,629
International Business Machines Corp	14,365	2,026,902
Leidos Holdings Inc	7,913	507,144
Marvell Technology Group Ltd	22,008	437,739
Micron Technology Inc *	13,499	557,914
Microsoft Corp	22,284	2,628,175
NCR Corp *	1,140	31,111

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Nuance Communications Inc *	15,838	$268,137
NXP Semiconductors NV (Netherlands)	17,826	1,575,640
Oracle Corp	121,364	6,518,460
Pluralsight Inc ‘A’ *	455	14,442
Qorvo Inc *	6,757	484,680
QUALCOMM Inc	67,473	3,847,985
Skyworks Solutions Inc	2,925	241,254
SS&C Technologies Holdings Inc	762	48,532
Synopsys Inc *	7,411	853,377
Take-Two Interactive Software Inc *	2,532	238,945
Teradata Corp *	1,953	85,248
Teradyne Inc	8,214	327,246
Western Digital Corp	16,008	769,345
Xerox Corp	11,377	363,837
Zynga Inc ‘A’ *	42,772	227,975

		48,339,590

Utilities - 6.3%

AES Corp	36,438	658,799
Alliant Energy Corp	13,137	619,147
Ameren Corp	13,595	999,912
American Electric Power Co Inc	27,402	2,294,918
American Water Works Co Inc	10,066	1,049,481
Aqua America Inc	9,849	358,898
Atmos Energy Corp	6,391	657,826
Avangrid Inc	3,204	161,321
CenterPoint Energy Inc	27,989	859,262
CMS Energy Corp	15,562	864,313
Consolidated Edison Inc	17,188	1,457,714
Dominion Energy Inc	42,198	3,234,899
DTE Energy Co	10,093	1,259,001
Duke Energy Corp	39,688	3,571,920
Edison International	17,756	1,099,452
Entergy Corp	10,124	968,158
Evergy Inc	14,679	852,116
Eversource Energy	17,687	1,254,893
Exelon Corp	53,634	2,688,672
FirstEnergy Corp	27,044	1,125,301
Hawaiian Electric Industries Inc	5,801	236,507
National Fuel Gas Co	4,469	272,430
NextEra Energy Inc	26,617	5,145,598
NiSource Inc	20,705	593,405
NRG Energy Inc	16,042	681,464
OGE Energy Corp	10,984	473,630
PG&E Corp *	28,527	507,781
Pinnacle West Capital Corp	6,175	590,207

	Shares	Value
PPL Corp	40,127	$1,273,631
Public Service Enterprise Group Inc	28,057	1,666,866
Sempra Energy	15,193	1,912,191
The Southern Co	57,345	2,963,590
UGI Corp	9,529	528,097
Vistra Energy Corp	21,711	565,137
WEC Energy Group Inc	17,611	1,392,678
Xcel Energy Inc	28,345	1,593,272

		46,432,487

Total Common Stocks (Cost $632,542,129)		724,259,274

EXCHANGE-TRADED FUND - 1.4%

iShares Russell 1000 Value	82,151	10,144,827

Total Exchange-Traded Fund (Cost $9,329,251)		10,144,827

	Principal Amount

SHORT-TERM INVESTMENT - 0.4%

Repurchase Agreement - 0.4%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $2,957,123; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $3,019,953)	$2,957,000	2,957,000

Total Short-Term Investment (Cost $2,957,000)		2,957,000

TOTAL INVESTMENTS - 99.9% (Cost $644,828,380)		737,361,101

DERIVATIVES - 0.0%
(See Note (a) in Notes to Schedule of Investments)		38,476

OTHER ASSETS & LIABILITIES, NET - 0.1%		613,580

NET ASSETS - 100.0%		$738,013,157

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	06/19	18	$2,522,561	$2,554,020	$31,459
S&P Mid 400 E-Mini Index	06/19	4	753,383	760,400	7,017

Total Futures Contracts					$38,476

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$724,259,274	$724,259,274	$-	$-
	Exchange-Traded Fund	10,144,827	10,144,827	-	-
	Short-Term Investment	2,957,000	-	2,957,000	-
	Derivatives:
	Equity Contracts
	Futures	38,476	38,476	-	-

	Total	$737,399,577	$734,442,577	$2,957,000	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Basic Materials - 2.8%

A Schulman Inc * Ω ±	1,018	$441
AdvanSix Inc *	514	14,685
Balchem Corp	1,657	153,770
Century Aluminum Co *	145	1,288
Cleveland-Cliffs Inc	2,308	23,057
Codexis Inc *	2,601	53,398
Coeur Mining Inc *	1,432	5,842
Compass Minerals International Inc	1,641	89,221
Covia Holdings Corp *	1,603	8,961
Ferro Corp *	4,274	80,907
GCP Applied Technologies Inc *	3,723	110,201
Gold Resource Corp	2,342	9,204
HB Fuller Co	1,941	94,410
Hecla Mining Co	1,817	4,179
Ingevity Corp *	2,190	231,286
Innophos Holdings Inc	148	4,461
Kaiser Aluminum Corp	431	45,139
Koppers Holdings Inc *	760	19,745
Kraton Corp *	1,465	47,144
Kronos Worldwide Inc	1,140	15,983
Livent Corp *	3,602	44,232
Marrone Bio Innovations Inc *	2,623	4,013
Neenah Inc	701	45,116
OMNOVA Solutions Inc *	2,241	15,732
PolyOne Corp	3,921	114,924
Quaker Chemical Corp	670	134,221
Rogers Corp *	498	79,122
Schweitzer-Mauduit International Inc	283	10,958
Sensient Technologies Corp	1,151	78,026
Shiloh Industries Inc *	118	649
Tronox Holdings PLC ‘A’ * (United Kingdom)	2,224	29,246
United States Lime & Minerals Inc	1	77
Uranium Energy Corp *	8,183	11,456
Valhi Inc	176	407
Verso Corp ‘A’ *	124	2,656

		1,584,157

Communications - 7.3%

1-800-Flowers.com Inc ‘A’ *	393	7,164
8x8 Inc *	4,950	99,990
A10 Networks Inc *	2,911	20,639
Acacia Communications Inc *	199	11,413
Aerohive Networks Inc *	1,552	7,031
Anaplan Inc *	789	31,055
Boingo Wireless Inc *	2,080	48,422
CalAmp Corp *	1,727	21,726
Calix Inc *	1,162	8,947
Cardlytics Inc *	286	4,731
Cargurus Inc *	2,607	104,436
Casa Systems Inc *	1,166	9,678
Central European Media Enterprises Ltd ‘A’ * (Czech Republic)	4,446	17,695
ChannelAdvisor Corp *	1,174	14,299
Clearfield Inc *	316	4,645
Cogent Communications Holdings Inc	2,213	120,055
Endurance International Group Holdings Inc *	3,624	26,274
Entravision Communications Corp ‘A’	664	2,151
ePlus Inc *	691	61,181
Etsy Inc *	6,170	414,747
Extreme Networks Inc *	5,979	44,783
Gogo Inc *	3,129	14,049
Groupon Inc *	23,433	83,187
GTT Communications Inc *	2,187	75,889
HC2 Holdings Inc *	2,024	4,959
HealthStream Inc *	1,295	36,338

	Shares	Value
Hemisphere Media Group Inc *	426	$6,007
Houghton Mifflin Harcourt Co *	389	2,828
InterDigital Inc	778	51,333
Internap Corp *	1,510	7,490
Leaf Group Ltd *	620	4,972
Liberty Expedia Holdings Inc ‘A’ *	188	8,046
Liberty Media Corp-Liberty Braves ‘A’ *	489	13,663
Liberty Media Corp-Liberty Braves ‘C’ *	1,833	50,902
Limelight Networks Inc *	5,524	17,843
LiveXLive Media Inc *	1,322	7,112
Loral Space & Communications Inc *	650	23,433
MDC Partners Inc ‘A’ *	2,665	5,996
NETGEAR Inc *	368	12,188
Nexstar Media Group Inc ‘A’	2,316	250,985
NIC Inc	3,256	55,645
Ooma Inc *	1,035	13,703
ORBCOMM Inc *	3,754	25,452
Overstock.com Inc *	1,245	20,692
Perficient Inc *	685	18,762
Plantronics Inc	1,712	78,940
Q2 Holdings Inc *	1,953	135,265
Quantenna Communications Inc *	1,717	41,775
QuinStreet Inc *	2,326	31,145
Quotient Technology Inc *	4,104	40,507
RigNet Inc *	55	537
Roku Inc *	2,236	144,244
Shenandoah Telecommunications Co	2,435	108,017
Shutterfly Inc *	1,758	71,445
Shutterstock Inc	943	43,972
Sinclair Broadcast Group Inc ‘A’	1,664	64,031
Stamps.com Inc *	918	74,734
TechTarget Inc *	1,030	16,758
Telaria Inc *	768	4,869
The New York Times Co ‘A’	5,522	181,398
The Trade Desk Inc ‘A’ *	1,721	340,672
Travelzoo *	248	3,323
Tribune Publishing Co *	887	10,458
TrueCar Inc *	4,708	31,261
Tucows Inc ‘A’ *	488	39,616
Upwork Inc *	589	11,274
Value Line Inc	62	1,531
Viavi Solutions Inc *	4,330	53,605
VirnetX Holding Corp *	3,197	20,237
Vonage Holdings Corp *	11,407	114,526
World Wrestling Entertainment Inc ‘A’	2,216	192,305
Yelp Inc *	4,174	144,003
Zix Corp *	2,655	18,266
Zscaler Inc *	3,132	222,153

		4,133,403

Consumer, Cyclical - 13.7%

Allegiant Travel Co	678	87,781
Altra Industrial Motion Corp	2,233	69,335
America’s Car-Mart Inc *	101	9,225
American Eagle Outfitters Inc	7,493	166,120
Asbury Automotive Group Inc *	1,018	70,608
At Home Group Inc *	2,364	42,221
Beacon Roofing Supply Inc *	2,644	85,031
Belmond Ltd ‘A’ * (United Kingdom)	583	14,534
Big Lots Inc	473	17,983
BJ’s Restaurants Inc	1,089	51,488
BJ’s Wholesale Club Holdings Inc *	3,775	103,435
Bloomin’ Brands Inc	4,354	89,039
Blue Bird Corp *	370	6,264
Bluegreen Vacations Corp	283	4,205
BlueLinx Holdings Inc *	455	12,121
BMC Stock Holdings Inc *	164	2,898
Boot Barn Holdings Inc *	1,396	41,098
Boyd Gaming Corp	3,903	106,786
Brinker International Inc	1,465	65,017

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Callaway Golf Co	3,333	$53,095
Camping World Holdings Inc ‘A’	1,670	23,230
Carrols Restaurant Group Inc *	1,538	15,334
Carvana Co *	1,672	97,076
Castle Brands Inc *	4,370	3,044
Cavco Industries Inc *	451	53,006
Century Communities Inc *	74	1,774
Churchill Downs Inc	1,812	163,551
Chuy’s Holdings Inc *	704	16,030
Commercial Vehicle Group Inc *	1,454	11,152
Conn’s Inc *	489	11,179
Core-Mark Holding Co Inc	201	7,463
Cracker Barrel Old Country Store Inc	984	159,024
Crocs Inc *	3,442	88,632
Dana Inc	7,004	124,251
Dave & Buster’s Entertainment Inc	2,000	99,740
Deckers Outdoor Corp *	1,505	221,220
Denny’s Corp *	2,320	42,572
Dine Brands Global Inc	510	46,558
Dorman Products Inc *	1,395	122,886
Douglas Dynamics Inc	1,139	43,362
Drive Shack Inc *	2,916	13,093
Duluth Holdings Inc ‘B’ *	416	9,917
Eldorado Resorts Inc *	3,419	159,633
Empire Resorts Inc *	94	945
Eros International PLC * (India)	843	7,705
EVI Industries Inc	178	6,787
Fiesta Restaurant Group Inc *	981	12,861
FirstCash Inc	2,210	191,165
Five Below Inc *	2,816	349,888
Fossil Group Inc *	526	7,217
Foundation Building Materials Inc *	226	2,224
Fox Factory Holding Corp *	1,880	131,393
Freshpet Inc *	1,337	56,542
Funko Inc ‘A’ *	537	11,664
G-III Apparel Group Ltd *	631	25,215
Gaia Inc *	355	3,248
GMS Inc *	1,524	23,043
Golden Entertainment Inc *	929	13,155
H&E Equipment Services Inc	1,268	31,839
Hamilton Beach Brands Holding Co ‘A’	330	7,082
Herman Miller Inc	2,609	91,785
HNI Corp	2,276	82,596
Hooker Furniture Corp	264	7,611
Hovnanian Enterprises Inc ‘A’ *	54	595
Hudson Ltd ‘A’ *	2,043	28,091
IMAX Corp *	2,766	62,733
Installed Building Products Inc *	1,126	54,611
Interface Inc	2,685	41,134
iRobot Corp *	1,389	163,471
Jack in the Box Inc	214	17,347
Johnson Outdoors Inc ‘A’	156	11,132
KB Home	907	21,922
Kimball International Inc ‘B’	1,526	21,578
Kirkland’s Inc *	237	1,666
Knoll Inc	2,312	43,720
La-Z-Boy Inc	1,024	33,782
LCI Industries	1,257	96,563
LGI Homes Inc *	976	58,794
Liberty TripAdvisor Holdings Inc ‘A’ *	3,804	53,979
Lindblad Expeditions Holdings Inc *	1,072	16,348
Lithia Motors Inc ‘A’	717	66,502
Lumber Liquidators Holdings Inc *	1,174	11,857
M/I Homes Inc *	252	6,708
Malibu Boats Inc ‘A’ *	1,093	43,261
Marine Products Corp	388	5,226
MarineMax Inc *	603	11,553
Marriott Vacations Worldwide Corp	1,669	156,052
MasterCraft Boat Holdings Inc *	894	20,178
Meritage Homes Corp *	118	5,276

	Shares	Value
Meritor Inc *	4,131	$84,066
Methode Electronics Inc	839	24,146
Miller Industries Inc	35	1,080
Mobile Mini Inc	2,073	70,358
Modine Manufacturing Co *	382	5,298
Monarch Casino & Resort Inc *	462	20,291
Movado Group Inc	59	2,146
National Vision Holdings Inc *	3,298	103,656
Nautilus Inc *	1,355	7,534
Navistar International Corp *	136	4,393
Noodles & Co *	569	3,869
Ollie’s Bargain Outlet Holdings Inc *	2,560	218,445
Oxford Industries Inc	882	66,379
Papa John’s International Inc	514	27,216
Party City Holdco Inc *	101	802
Penn National Gaming Inc *	1,754	35,255
PetIQ Inc *	808	25,379
PetMed Express Inc	984	22,416
Planet Fitness Inc ‘A’ *	4,561	313,432
Potbelly Corp *	1,194	10,161
PriceSmart Inc	1,170	68,890
Purple Innovation Inc *	357	1,656
RCI Hospitality Holdings Inc	349	8,017
Red Rock Resorts Inc ‘A’	3,578	92,491
REV Group Inc	290	3,176
RH *	981	100,994
RTW RetailWinds Inc *	906	2,174
Rush Enterprises Inc ‘A’	756	31,608
Rush Enterprises Inc ‘B’	108	4,485
Ruth’s Hospitality Group Inc	1,461	37,387
Sally Beauty Holdings Inc *	1,615	29,732
Scientific Games Corp *	2,912	59,463
SeaWorld Entertainment Inc *	2,878	74,137
Shake Shack Inc ‘A’ *	1,300	76,895
SiteOne Landscape Supply Inc *	2,121	121,215
Skyline Champion Corp	1,731	32,889
Sleep Number Corp *	1,672	78,584
Sonos Inc *	392	4,034
Spartan Motors Inc	1,750	15,453
Sportsman’s Warehouse Holdings Inc *	1,759	8,443
Steven Madden Ltd	4,532	153,363
Superior Group of Cos Inc	419	6,964
Systemax Inc	466	10,550
Tailored Brands Inc	2,672	20,948
Taylor Morrison Home Corp ‘A’ *	931	16,525
Tenneco Inc ‘A’	2,156	47,777
Texas Roadhouse Inc	3,492	217,167
The Buckle Inc	300	5,616
The Cheesecake Factory Inc	2,218	108,505
The Children’s Place Inc	812	78,991
The Lovesac Co *	153	4,255
Tile Shop Holdings Inc	1,093	6,186
Tilly’s Inc ‘A’ *	113	1,258
TRI Pointe Group Inc *	399	5,043
UniFirst Corp	97	14,890
Wabash National Corp	710	9,621
William Lyon Homes ‘A’ *	288	4,427
Wingstop Inc	1,396	106,138
Winmark Corp	128	24,140
Winnebago Industries Inc	1,643	51,179
Wolverine World Wide Inc	4,749	169,682
YETI Holdings Inc *	535	16,184
Zumiez Inc *	280	6,969

		7,734,478

Consumer, Non-Cyclical - 32.2%

22nd Century Group Inc *	5,985	10,234
AAC Holdings Inc *	372	684
Abeona Therapeutics Inc *	1,434	10,554
ACADIA Pharmaceuticals Inc *	5,855	157,207

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Accelerate Diagnostics Inc *	1,343	$28,230
Acceleron Pharma Inc *	1,870	87,086
Accuray Inc *	4,675	22,300
Achaogen Inc *	1,385	632
Aclaris Therapeutics Inc *	1,733	10,381
Acorda Therapeutics Inc *	288	3,828
Adamas Pharmaceuticals Inc *	576	4,095
Addus HomeCare Corp *	521	33,130
ADMA Biologics Inc *	969	3,673
Aduro Biotech Inc *	3,306	13,158
Aeglea BioTherapeutics Inc *	833	6,706
Aerie Pharmaceuticals Inc *	1,840	87,400
Agenus Inc *	5,000	14,850
AgeX Therapeutics Inc *	132	535
Aimmune Therapeutics Inc *	2,237	49,997
Akcea Therapeutics Inc *	654	18,528
Akebia Therapeutics Inc *	3,960	32,432
Akorn Inc *	630	2,218
Albireo Pharma Inc *	105	3,382
Alder Biopharmaceuticals Inc *	2,424	33,088
Aldeyra Therapeutics Inc *	992	8,958
Alector Inc *	249	4,661
Allakos Inc *	612	24,786
Allena Pharmaceuticals Inc *	596	4,184
Allogene Therapeutics Inc *	953	27,551
Amedisys Inc *	1,372	169,113
American Public Education Inc *	34	1,024
American Renal Associates Holdings Inc *	606	3,721
Amicus Therapeutics Inc *	9,800	133,280
AMN Healthcare Services Inc *	2,408	113,393
Amneal Pharmaceuticals Inc *	4,590	65,040
Amphastar Pharmaceuticals Inc *	709	14,485
Ampio Pharmaceuticals Inc *	4,065	2,285
AnaptysBio Inc *	1,108	80,939
ANI Pharmaceuticals Inc *	421	29,697
Antares Pharma Inc *	7,819	23,692
Apellis Pharmaceuticals Inc *	1,855	36,172
Apollo Medical Holdings Inc *	167	3,059
Aptinyx Inc *	560	2,268
Aquestive Therapeutics Inc *	471	3,255
Aratana Therapeutics Inc *	1,149	4,136
Arbutus Biopharma Corp * (Canada)	485	1,736
Arcus Biosciences Inc *	1,102	13,764
Arena Pharmaceuticals Inc *	2,047	91,767
Arlo Technologies Inc *	1,824	7,533
ArQule Inc *	4,964	23,778
Array BioPharma Inc *	10,914	266,083
Arrowhead Pharmaceuticals Inc *	4,836	88,741
Arvinas Inc *	419	6,184
ASGN Inc *	2,614	165,963
Assembly Biosciences Inc *	1,061	20,891
Assertio Therapeutics Inc *	2,543	12,893
Atara Biotherapeutics Inc *	2,195	87,251
Athenex Inc *	2,384	29,204
Athersys Inc *	6,108	9,162
AtriCure Inc *	1,957	52,428
Atrion Corp	73	64,144
Audentes Therapeutics Inc *	1,759	68,636
Avalara Inc *	1,187	66,223
AVEO Pharmaceuticals Inc *	3,070	2,518
Avid Bioservices Inc *	2,592	11,016
Avis Budget Group Inc *	3,377	117,722
Avrobio Inc *	561	12,370
AxoGen Inc *	1,710	36,013
Axonics Modulation Technologies Inc *	332	7,951
B&G Foods Inc	366	8,938
Barrett Business Services Inc	355	27,452
Bellicum Pharmaceuticals Inc *	1,408	4,745
BG Staffing Inc	473	10,330
BioCryst Pharmaceuticals Inc *	4,921	40,057

	Shares	Value
Biohaven Pharmaceutical Holding Co Ltd *	1,614	$83,073
BioScrip Inc *	696	1,392
BioSpecifics Technologies Corp *	319	19,883
BioTelemetry Inc *	1,721	107,769
BioTime Inc *	2,720	3,563
Blueprint Medicines Corp *	2,139	171,227
BrightView Holdings Inc *	868	12,499
CAI International Inc *	368	8,538
Cal-Maine Foods Inc	685	30,572
Calavo Growers Inc	834	69,931
Calyxt Inc *	314	5,523
Cambrex Corp *	778	30,225
Capital Senior Living Corp *	1,189	4,744
Cara Therapeutics Inc *	1,512	29,665
Cardiovascular Systems Inc *	1,745	67,462
Cardtronics PLC ‘A’ *	1,627	57,889
Care.com Inc *	997	19,701
CareDx Inc *	1,733	54,624
Career Education Corp *	3,417	56,449
Carriage Services Inc	282	5,429
CASI Pharmaceuticals Inc *	2,316	6,647
Cass Information Systems Inc	747	35,333
Catalyst Pharmaceuticals Inc *	5,095	25,985
Celcuity Inc *	296	6,485
Cellular Biomedicine Group Inc *	388	6,712
Celsius Holdings Inc *	1,170	4,984
Central Garden & Pet Co *	396	10,122
Central Garden & Pet Co ‘A’ *	1,634	37,990
Cerus Corp *	5,885	36,664
Chegg Inc *	5,597	213,358
ChemoCentryx Inc *	1,195	16,599
ChromaDex Corp *	1,974	8,271
Cimpress NV * (Netherlands)	1,151	92,230
Clearside Biomedical Inc *	1,435	1,980
Clovis Oncology Inc *	2,440	60,561
Coca-Cola Consolidated Inc	242	69,655
Cohbar Inc *	1,135	3,700
Coherus Biosciences Inc *	2,756	37,592
Collegium Pharmaceutical Inc *	1,506	22,801
CONMED Corp	481	40,010
Constellation Pharmaceuticals Inc *	697	9,444
Corbus Pharmaceuticals Holdings Inc *	2,723	18,925
Corcept Therapeutics Inc *	5,100	59,874
Corium International Inc *	959	173
CorVel Corp *	486	31,707
Corvus Pharmaceuticals Inc *	641	2,577
CRA International Inc	112	5,660
Craft Brew Alliance Inc *	616	8,612
Crinetics Pharmaceuticals Inc *	372	8,467
CryoLife Inc *	1,237	36,083
CTI BioPharma Corp *	2,607	2,529
Cue Biopharma Inc *	907	7,011
Cutera Inc *	702	12,397
Cymabay Therapeutics Inc *	2,311	30,690
Cytokinetics Inc *	2,008	16,245
CytomX Therapeutics Inc *	2,244	24,123
CytoSorbents Corp *	1,448	10,961
Deciphera Pharmaceuticals Inc *	428	9,934
Denali Therapeutics Inc *	2,341	54,358
Dermira Inc *	1,794	24,309
Dicerna Pharmaceuticals Inc *	2,879	42,177
Diplomat Pharmacy Inc *	2,264	13,154
Dova Pharmaceuticals Inc *	604	5,370
Durect Corp *	8,342	5,221
Dynavax Technologies Corp *	2,851	20,841
Eagle Pharmaceuticals Inc *	535	27,012
Editas Medicine Inc *	2,447	59,829
Eidos Therapeutics Inc *	714	16,743
ElectroCore Inc *	595	4,165
elf Beauty Inc *	1,153	12,222

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Eloxx Pharmaceuticals Inc *	1,098	$12,825
Emergent BioSolutions Inc *	2,341	118,267
Enanta Pharmaceuticals Inc *	861	82,243
Endo International PLC *	733	5,886
Endologix Inc *	443	2,928
Enzo Biochem Inc *	2,028	5,536
Epizyme Inc *	2,332	28,893
Equillium Inc *	132	1,056
Esperion Therapeutics Inc *	1,178	47,297
Evelo Biosciences Inc *	635	5,080
Everi Holdings Inc *	3,303	34,748
EVERTEC Inc (Puerto Rico)	2,669	74,225
Evo Payments Inc ‘A’ *	1,007	29,253
Evolus Inc *	497	11,217
Fate Therapeutics Inc *	3,175	55,785
Fennec Pharmaceuticals Inc * (Canada)	575	2,789
FibroGen Inc *	3,930	213,595
Flexion Therapeutics Inc *	1,724	21,516
FONAR Corp *	58	1,187
Forrester Research Inc	524	25,335
Fortress Biotech Inc *	1,599	2,846
Forty Seven Inc *	612	9,890
Franklin Covey Co *	502	12,701
G1 Therapeutics Inc *	1,241	20,601
Genesis Healthcare Inc *	3,307	4,762
GenMark Diagnostics Inc *	2,607	18,484
Genomic Health Inc *	1,098	76,915
Geron Corp *	8,185	13,587
Glaukos Corp *	1,778	139,342
Global Blood Therapeutics Inc *	2,767	146,457
Globus Medical Inc ‘A’ *	3,789	187,214
GlycoMimetics Inc *	1,728	21,531
Gossamer Bio Inc *	488	10,575
Green Dot Corp ‘A’ *	2,485	150,715
Gritstone Oncology Inc *	249	3,312
GTx Inc *	233	280
Guardant Health Inc *	619	47,477
Haemonetics Corp *	2,641	231,035
Halozyme Therapeutics Inc *	6,607	106,373
Harpoon Therapeutics Inc *	175	1,657
Healthcare Services Group Inc	3,859	127,308
HealthEquity Inc *	2,798	206,996
Heidrick & Struggles International Inc	931	35,685
Helen of Troy Ltd *	101	11,712
Helius Medical Technologies Inc *	820	5,461
Herc Holdings Inc *	1,280	49,894
Heron Therapeutics Inc *	3,611	88,253
Heska Corp *	342	29,111
HMS Holdings Corp *	3,723	110,238
Homology Medicines Inc *	937	25,983
Horizon Pharma PLC *	9,304	245,905
I3 Verticals Inc ‘A’ *	303	7,278
ICF International Inc	104	7,912
Idera Pharmaceuticals Inc *	1,042	2,657
Immune Design Corp *	263	1,539
ImmunoGen Inc *	7,248	19,642
Immunomedics Inc *	6,973	133,951
Information Services Group Inc *	1,007	3,756
Innovate Biopharmaceuticals Inc *	951	1,835
Innoviva Inc *	3,621	50,803
Inogen Inc *	933	88,980
Inovio Pharmaceuticals Inc *	4,190	15,629
Insmed Inc *	3,942	114,594
Insperity Inc	1,972	243,858
Inspire Medical Systems Inc *	764	43,380
Insys Therapeutics Inc *	1,359	6,279
Integer Holdings Corp *	1,191	89,825
Intellia Therapeutics Inc *	1,705	29,121
Inter Parfums Inc	829	62,896
Intercept Pharmaceuticals Inc *	1,125	125,842

	Shares	Value
Intersect ENT Inc *	1,522	$48,932
Intra-Cellular Therapies Inc *	1,140	13,885
Intrexon Corp *	3,949	20,772
Invitae Corp *	3,661	85,741
Iovance Biotherapeutics Inc *	5,562	52,895
iRadimed Corp *	180	5,056
iRhythm Technologies Inc *	1,261	94,525
Ironwood Pharmaceuticals Inc *	7,245	98,025
J&J Snack Foods Corp	779	123,736
John B Sanfilippo & Son Inc	428	30,760
Jounce Therapeutics Inc *	701	4,346
Kadmon Holdings Inc *	5,030	13,279
Kala Pharmaceuticals Inc *	700	5,789
Karyopharm Therapeutics Inc *	2,248	13,128
Kezar Life Sciences Inc *	548	9,722
Kforce Inc	1,159	40,704
Kindred Biosciences Inc *	1,735	15,910
Kiniksa Pharmaceuticals Ltd ‘A’ *	516	9,319
Kodiak Sciences Inc *	311	2,031
Korn Ferry	2,926	131,026
Kura Oncology Inc *	1,540	25,549
La Jolla Pharmaceutical Co *	1,102	7,086
Lancaster Colony Corp	706	110,623
Lantheus Holdings Inc *	1,709	41,836
LeMaitre Vascular Inc	812	25,172
Lexicon Pharmaceuticals Inc *	2,296	12,766
LHC Group Inc *	1,510	167,399
Ligand Pharmaceuticals Inc *	1,074	135,013
Limoneira Co	190	4,471
Liquidia Technologies Inc *	283	3,221
LivaNova PLC *	1,987	193,236
LiveRamp Holdings Inc *	1,748	95,388
LogicBio Therapeutics Inc *	222	2,193
Luminex Corp	867	19,950
MacroGenics Inc *	2,016	36,248
Madrigal Pharmaceuticals Inc *	350	43,841
Magenta Therapeutics Inc *	638	10,508
MannKind Corp *	8,613	16,968
Marinus Pharmaceuticals Inc *	2,490	10,408
MediciNova Inc *	2,008	16,626
Medifast Inc	610	77,805
Medpace Holdings Inc *	1,143	67,403
MeiraGTx Holdings PLC *	529	9,115
Meridian Bioscience Inc	1,849	32,561
Merit Medical Systems Inc *	2,746	169,785
Mersana Therapeutics Inc *	638	3,356
MGP Ingredients Inc	624	48,142
Minerva Neurosciences Inc *	1,420	11,161
Miragen Therapeutics Inc *	1,105	3,083
Mirati Therapeutics Inc *	1,105	80,996
Momenta Pharmaceuticals Inc *	5,042	73,260
MoneyGram International Inc *	133	271
Monro Inc	1,638	141,720
Mustang Bio Inc *	830	2,830
MyoKardia Inc *	1,779	92,490
Myriad Genetics Inc *	3,135	104,082
NanoString Technologies Inc *	1,209	28,931
Natera Inc *	1,737	35,817
Nathan’s Famous Inc	145	9,918
National Beverage Corp	624	36,024
National Research Corp	549	21,191
Natural Health Trends Corp	357	4,627
Natus Medical Inc *	1,740	44,161
Neogen Corp *	2,590	148,640
NeoGenomics Inc *	4,232	86,587
Neon Therapeutics Inc *	677	4,373
Neos Therapeutics Inc *	1,903	4,967
Neuronetics Inc *	601	9,165
Nevro Corp *	1,537	96,078
NewLink Genetics Corp *	98	189

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Novavax Inc *	7,198	$3,965
Novocure Ltd *	3,797	182,901
NuVasive Inc *	2,652	150,607
Nuvectra Corp *	832	9,160
Nymox Pharmaceutical Corp * (Canada)	591	1,164
Ocular Therapeutix Inc *	1,762	6,995
Odonate Therapeutics Inc *	358	7,915
Omeros Corp *	2,354	40,889
Optinose Inc *	1,059	10,908
OraSure Technologies Inc *	2,938	32,759
Organovo Holdings Inc *	5,077	5,036
Orthofix Medical Inc *	682	38,472
OrthoPediatrics Corp *	404	17,869
Osmotica Pharmaceuticals PLC *	268	965
Ovid therapeutics Inc *	595	1,053
Oxford Immunotec Global PLC *	1,407	24,243
Pacific Biosciences of California Inc *	7,160	51,767
Pacira Pharmaceuticals Inc *	2,092	79,622
Palatin Technologies Inc *	11,120	10,900
Paratek Pharmaceuticals Inc *	1,630	8,737
Paylocity Holding Corp *	1,510	134,677
Performance Food Group Co *	5,251	208,150
Pfenex Inc *	1,278	7,898
PFSweb Inc *	786	4,095
Phibro Animal Health Corp ‘A’	972	32,076
Pieris Pharmaceuticals Inc *	2,662	8,918
PolarityTE Inc *	570	6,099
Portola Pharmaceuticals Inc *	3,122	108,333
PRGX Global Inc *	1,073	8,498
Primo Water Corp *	1,655	25,586
Principia Biopharma Inc *	210	7,140
Progenics Pharmaceuticals Inc *	4,682	21,724
Proteostasis Therapeutics Inc *	1,300	1,638
PTC Therapeutics Inc *	2,658	100,047
Pulse Biosciences Inc *	539	9,481
Puma Biotechnology Inc *	1,497	58,069
Quanterix Corp *	423	10,926
Quidel Corp *	1,786	116,929
Quorum Health Corp *	1,467	2,054
R1 RCM Inc *	4,825	46,658
Ra Pharmaceuticals Inc *	49	1,098
Radius Health Inc *	2,081	41,495
RadNet Inc *	2,034	25,201
Reata Pharmaceuticals Inc ‘A’ *	982	83,932
Recro Pharma Inc *	891	5,221
REGENXBIO Inc *	1,642	94,103
Repligen Corp *	2,014	118,987
Replimune Group Inc *	516	7,854
Resources Connection Inc	489	8,088
resTORbio Inc *	31	211
Retrophin Inc *	2,222	50,284
Revance Therapeutics Inc *	2,003	31,567
Revlon Inc ‘A’ *	361	6,996
Rhythm Pharmaceuticals Inc *	767	21,023
Rigel Pharmaceuticals Inc *	7,987	20,527
Rocket Pharmaceuticals Inc *	1,236	21,679
Rockwell Medical Inc *	2,133	12,137
Rosetta Stone Inc *	143	3,125
RTI Surgical Holdings Inc *	611	3,672
Rubius Therapeutics Inc *	1,478	26,752
Sangamo Therapeutics Inc *	5,369	51,220
Savara Inc *	1,628	11,998
Scholar Rock Holding Corp *	645	12,120
Select Medical Holdings Corp *	5,711	80,468
Selecta Biosciences Inc *	1,903	4,510
Senseonics Holdings Inc *	4,072	9,976
Seres Therapeutics Inc *	991	6,808
ServiceSource International Inc *	4,018	3,702
ShotSpotter Inc *	369	14,243
SI-BONE Inc *	427	8,045

	Shares	Value
Sienna Biopharmaceuticals Inc *	793	$1,840
Sientra Inc *	1,189	10,202
SIGA Technologies Inc *	2,650	15,927
Solid Biosciences Inc *	615	5,658
Sorrento Therapeutics Inc *	5,512	26,182
Sotheby’s *	1,733	65,421
SP Plus Corp *	345	11,771
Spark Therapeutics Inc *	1,626	185,169
Spectrum Pharmaceuticals Inc *	4,930	52,702
Spero Therapeutics Inc *	24	307
Spring Bank Pharmaceuticals Inc *	631	6,619
STAAR Surgical Co *	2,304	78,774
Stemline Therapeutics Inc *	2,004	25,751
Strategic Education Inc	1,080	141,815
Supernus Pharmaceuticals Inc *	2,563	89,808
Surface Oncology Inc *	498	2,375
Surgery Partners Inc *	98	1,105
Surmodics Inc *	668	29,045
Sutro Biopharma Inc *	211	2,403
Syndax Pharmaceuticals Inc *	172	903
Syneos Health Inc *	242	12,526
Synthorx Inc *	323	6,580
Syros Pharmaceuticals Inc *	1,257	11,489
T2 Biosystems Inc *	1,308	3,440
Tactile Systems Technology Inc *	906	47,764
Tandem Diabetes Care Inc *	2,623	166,560
Team Inc *	88	1,540
Teladoc Health Inc *	3,458	192,265
Teligent Inc *	1,988	2,306
Tenet Healthcare Corp *	4,308	124,243
TG Therapeutics Inc *	3,342	26,870
The Boston Beer Co Inc ‘A’ *	430	126,734
The Brink’s Co	2,592	195,463
The Chefs’ Warehouse Inc *	1,167	36,235
The Ensign Group Inc	2,557	130,893
The Hackett Group Inc	1,089	17,206
The Medicines Co *	3,306	92,403
The Providence Service Corp *	557	37,107
TherapeuticsMD Inc *	9,684	47,161
Theravance Biopharma Inc *	2,209	50,078
Tivity Health Inc *	2,436	42,776
Tocagen Inc *	969	10,533
Tootsie Roll Industries Inc	125	4,643
TransEnterix Inc *	8,875	21,123
Translate Bio Inc *	1,304	13,288
Travelport Worldwide Ltd *	1,180	18,561
Tricida Inc *	778	30,046
TriNet Group Inc *	2,238	133,698
TrueBlue Inc *	113	2,671
Turning Point Brands Inc	394	18,159
Twist Bioscience Corp *	176	4,080
Tyme Technologies Inc *	5,041	8,872
Ultragenyx Pharmaceutical Inc *	2,739	189,977
UNITY Biotechnology Inc *	1,366	11,078
Unum Therapeutics Inc *	840	3,688
US Physical Therapy Inc	661	69,425
USANA Health Sciences Inc *	658	55,186
Utah Medical Products Inc	140	12,355
Vanda Pharmaceuticals Inc *	2,687	49,441
Vapotherm Inc *	287	5,640
Varex Imaging Corp *	1,972	66,811
Vector Group Ltd	2,330	25,141
Veracyte Inc *	1,432	35,829
Verastem Inc *	3,466	10,259
Vericel Corp *	2,263	39,625
Verrica Pharmaceuticals Inc *	369	3,989
Viad Corp	608	34,224
ViewRay Inc *	3,199	23,641
Viking Therapeutics Inc *	3,264	32,444
Vital Therapies Inc *	1,563	308

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Voyager Therapeutics Inc *	1,101	$21,073
WaVe Life Sciences Ltd *	1,046	40,637
WD-40 Co	708	119,964
Weight Watchers International Inc *	1,902	38,325
Willdan Group Inc *	513	19,017
Wright Medical Group NV *	6,416	201,783
X4 Pharmaceuticals Inc *	20	348
Xencor Inc *	2,453	76,190
Xeris Pharmaceuticals Inc *	887	8,905
XOMA Corp *	159	1,968
Y-mAbs Therapeutics Inc *	251	6,579
Zafgen Inc *	1,307	3,581
ZIOPHARM Oncology Inc *	6,686	25,741
Zogenix Inc *	1,612	88,676
Zomedica Pharmaceuticals Corp *	1,575	551

		18,228,173

Energy - 1.9%

Abraxas Petroleum Corp *	7,400	9,250
Advanced Emissions Solutions Inc	860	9,942
Berry Petroleum Corp	1,182	13,640
Carrizo Oil & Gas Inc *	4,648	57,961
CONSOL Energy Inc *	583	19,950
CVR Energy Inc	907	37,368
Delek US Holdings Inc	3,875	141,127
Denbury Resources Inc *	11,733	24,053
DMC Global Inc	731	36,287
Evolution Petroleum Corp	1,238	8,356
Goodrich Petroleum Corp *	315	4,284
Independence Contract Drilling Inc *	760	2,105
ION Geophysical Corp *	545	7,870
Isramco Inc *	7	791
Jagged Peak Energy Inc *	3,320	34,760
Keane Group Inc *	2,430	26,463
Key Energy Services Inc *	517	2,099
Laredo Petroleum Inc *	2,438	7,533
Liberty Oilfield Services Inc ‘A’	2,225	34,243
Lilis Energy Inc *	2,082	2,436
Mammoth Energy Services Inc	628	10,456
Matador Resources Co *	5,132	99,202
Montage Resources Corp *	151	2,271
MRC Global Inc *	2,265	39,592
Murphy USA Inc *	298	25,515
NextDecade Corp *	489	2,699
Northern Oil and Gas Inc *	2,938	8,050
Panhandle Oil and Gas Inc ‘A’	413	6,484
Par Pacific Holdings Inc *	108	1,923
Penn Virginia Corp *	627	27,651
Pioneer Energy Services Corp *	612	1,083
Plug Power Inc *	11,141	26,738
Profire Energy Inc *	1,168	2,091
ProPetro Holding Corp *	3,640	82,046
Ramaco Resources Inc *	358	2,076
Renewable Energy Group Inc *	162	3,558
Ring Energy Inc *	2,794	16,401
Rosehill Resources Inc *	24	82
Select Energy Services Inc ‘A’ *	528	6,347
Solaris Oilfield Infrastructure Inc ‘A’	1,327	21,816
SRC Energy Inc *	12,481	63,903
Tellurian Inc *	4,514	50,557
TerraForm Power Inc ‘A’	676	9,288
TETRA Technologies Inc *	5,400	12,636
Thermon Group Holdings Inc *	478	11,716
TPI Composites Inc *	747	21,379
US Silica Holdings Inc	2,389	41,473
Vivint Solar Inc *	560	2,783
Zion Oil & Gas Inc *	2,748	2,075

		1,082,409

	Shares	Value
Financial - 9.9%

Alexander’s Inc REIT	110	$41,379
Allegiance Bancshares Inc *	129	4,350
Altisource Portfolio Solutions SA *	31	734
Amalgamated Bank ‘A’	94	1,471
Ambac Financial Group Inc *	199	3,606
Americold Realty Trust REIT	6,484	197,827
Ameris Bancorp	2,228	76,532
Armada Hoffler Properties Inc REIT	750	11,693
Artisan Partners Asset Management Inc ‘A’	2,524	63,529
Ashford Inc *	43	2,388
Atlantic Capital Bancshares Inc *	915	16,314
Axos Financial Inc *	2,974	86,127
BancFirst Corp	213	11,108
Bankwell Financial Group Inc	51	1,488
Blucora Inc *	1,743	58,181
Blue Hills Bancorp Inc	573	13,695
BrightSphere Investment Group PLC	3,541	48,016
Cadence BanCorp	2,082	38,621
Cambridge Bancorp	43	3,563
Capstar Financial Holdings Inc	132	1,906
Carolina Financial Corp	790	27,326
City Holding Co	81	6,171
City Office REIT Inc	327	3,698
Civista Bancshares Inc	175	3,820
Clipper Realty Inc REIT	759	10,163
Cohen & Steers Inc	1,167	49,329
ConnectOne Bancorp Inc	403	7,939
Consolidated-Tomoka Land Co	59	3,484
Cowen Inc *	674	9,766
Curo Group Holdings Corp *	595	5,968
Cushman & Wakefield PLC *	2,419	43,058
Customers Bancorp Inc *	477	8,734
Deluxe Corp	2,399	104,884
Diamond Hill Investment Group Inc	163	22,820
Eagle Bancorp Inc *	1,338	67,168
Easterly Government Properties Inc REIT	727	13,093
EastGroup Properties Inc REIT	1,815	202,627
Elevate Credit Inc *	1,086	4,713
Ellie Mae Inc *	1,790	176,655
Enova International Inc *	1,717	39,182
Entegra Financial Corp *	41	920
Enterprise Bancorp Inc	38	1,092
Enterprise Financial Services Corp	404	16,471
Equity Bancshares Inc ‘A’ *	245	7,056
Esquire Financial Holdings Inc *	109	2,481
Essent Group Ltd *	2,551	110,841
Essential Properties Realty Trust Inc REIT	381	7,437
Farmers & Merchants Bancorp Inc	447	13,455
FB Financial Corp	479	15,213
Federal Agricultural Mortgage Corp ‘C’	143	10,358
Federated Investors Inc ‘B’	3,653	107,069
FedNat Holding Co	330	5,293
First Financial Bankshares Inc	3,352	193,679
First Financial Northwest Inc	57	898
First Foundation Inc	820	11,127
First Industrial Realty Trust Inc REIT	1,443	51,025
Focus Financial Partners Inc ‘A’ *	813	28,975
Four Corners Property Trust Inc REIT	2,402	71,099
FRP Holdings Inc *	54	2,569
FS Bancorp Inc	90	4,543
GAMCO Investors Inc ‘A’	46	943
German American Bancorp Inc	272	7,997
Glacier Bancorp Inc	670	26,847
Global Indemnity Ltd (Cayman)	74	2,248
Granite Point Mortgage Trust Inc REIT	434	8,059
Greene County Bancorp Inc	126	3,825
Greenhill & Co Inc	802	17,251
Hamilton Lane Inc ‘A’	891	38,830

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Hanmi Financial Corp	142	$3,020
HarborOne Bancorp Inc *	315	5,418
Health Insurance Innovations Inc ‘A’ *	650	17,433
Heritage Commerce Corp	1,863	22,542
Heritage Insurance Holdings Inc	128	1,869
HFF Inc ‘A’	1,966	93,877
Hingham Institution for Savings	31	5,332
Home BancShares Inc	1,860	32,680
HomeTrust Bancshares Inc	280	7,056
Houlihan Lokey Inc	1,756	80,513
Howard Bancorp Inc *	89	1,318
Independent Bank Corp MA	145	11,746
Independent Bank Corp MI	328	7,052
Independent Bank Group Inc	774	39,698
Investar Holding Corp	133	3,020
Investors Title Co	12	1,895
James River Group Holdings Ltd	642	25,731
Kearny Financial Corp	1,529	19,678
Kemper Corp	1,139	86,723
Kennedy-Wilson Holdings Inc	3,288	70,330
Kingstone Cos Inc	166	2,447
Kinsale Capital Group Inc	1,004	68,844
Ladenburg Thalmann Financial Services Inc	4,694	13,284
Lakeland Financial Corp	924	41,783
LegacyTexas Financial Group Inc	983	36,754
LendingTree Inc *	409	143,788
Live Oak Bancshares Inc	695	10,154
Malvern Bancorp Inc *	112	2,253
Marcus & Millichap Inc *	1,045	42,563
Marlin Business Services Corp	143	3,075
Maui Land & Pineapple Co Inc *	328	3,749
MBIA Inc *	473	4,503
McGrath RentCorp	1,263	71,448
Merchants Bancorp	246	5,289
Meridian Bancorp Inc	363	5,695
Meta Financial Group Inc	1,436	28,261
Midland States Bancorp Inc	553	13,305
Moelis & Co ‘A’	2,308	96,036
Monmouth Real Estate Investment Corp REIT	610	8,040
National Bank Holdings Corp ‘A’	493	16,397
National Commerce Corp *	430	16,860
National General Holdings Corp	2,014	47,792
National Health Investors Inc REIT	931	73,130
National Storage Affiliates Trust REIT	293	8,353
Newmark Group Inc ‘A’	7,885	65,761
NexPoint Residential Trust Inc REIT	46	1,764
NMI Holdings Inc ‘A’ *	2,673	69,151
Northeast Bancorp	41	848
Old Line Bancshares Inc	50	1,247
On Deck Capital Inc *	2,314	12,542
Origin Bancorp Inc	303	10,317
Pacific Premier Bancorp Inc	793	21,038
PCSB Financial Corp	98	1,918
Pennsylvania REIT	1,702	10,706
People’s Utah Bancorp	785	20,700
Piper Jaffray Cos	35	2,549
PJT Partners Inc ‘A’	947	39,585
Preferred Bank	719	32,333
Primerica Inc	2,226	271,906
PS Business Parks Inc REIT	704	110,408
Pzena Investment Management Inc ‘A’	958	7,750
QTS Realty Trust Inc ‘A’ REIT	1,202	54,078
Redfin Corp *	4,170	84,526
Regional Management Corp *	265	6,471
Republic First Bancorp Inc *	535	2,809
RLI Corp	1,702	122,119
Ryman Hospitality Properties Inc REIT	2,323	191,044
Saul Centers Inc REIT	554	28,459
Seacoast Banking Corp of Florida *	409	10,777

	Shares	Value
ServisFirst Bancshares Inc	2,438	$82,307
Siebert Financial Corp *	335	3,956
Silvercrest Asset Management Group Inc ‘A’	436	6,213
Southern First Bancshares Inc *	62	2,100
Southern Missouri Bancorp Inc	36	1,109
Sterling Bancorp Inc	591	5,993
Stewart Information Services Corp	39	1,665
Stock Yards Bancorp Inc	259	8,757
Tanger Factory Outlet Centers Inc REIT	4,741	99,466
The Bank of NT Butterfield & Son Ltd (Bermuda)	2,883	103,442
The GEO Group Inc REIT	1,292	24,806
The Navigators Group Inc	116	8,105
The RMR Group Inc ‘A’	355	21,648
Tompkins Financial Corp	34	2,586
TriCo Bancshares	74	2,907
Trinity Place Holdings Inc *	927	3,708
TriState Capital Holdings Inc *	299	6,109
Triumph Bancorp Inc *	1,230	36,150
Trupanion Inc *	1,359	44,494
UMH Properties Inc REIT	1,484	20,895
Union Bankshares Inc	176	7,961
United Community Banks Inc	279	6,955
United Fire Group Inc	122	5,333
United Insurance Holdings Corp	821	13,054
Universal Health Realty Income Trust REIT	588	44,518
Universal Insurance Holdings Inc	1,664	51,584
Urban Edge Properties REIT	942	17,898
Veritex Holdings Inc	535	12,958
Virtus Investment Partners Inc	51	4,975
WageWorks Inc *	2,046	77,257
Walker & Dunlop Inc	163	8,298
Washington Trust Bancorp Inc	237	11,412
Waterstone Financial Inc	114	1,876
West Bancorporation Inc	186	3,847
Westwood Holdings Group Inc	424	14,955
WisdomTree Investments Inc	6,038	42,628
WSFS Financial Corp	390	15,054

		5,569,246

Industrial - 14.4%

AAON Inc	2,153	99,426
Actuant Corp ‘A’	1,513	36,872
Advanced Disposal Services Inc *	3,594	100,632
Advanced Drainage Systems Inc	1,934	49,839
Advanced Energy Industries Inc *	1,980	98,366
Aerojet Rocketdyne Holdings Inc *	3,775	134,126
Aerovironment Inc *	1,106	75,661
Air Transport Services Group Inc *	3,047	70,233
Alamo Group Inc	430	42,974
Alarm.com Holdings Inc *	1,622	105,268
Albany International Corp ‘A’	1,501	107,457
Allied Motion Technologies Inc	354	12,171
Ambarella Inc *	633	27,346
American Woodmark Corp *	725	59,907
Apogee Enterprises Inc	1,184	44,388
Applied Industrial Technologies Inc	1,978	117,632
Applied Optoelectronics Inc *	739	9,016
ArcBest Corp	163	5,019
Astec Industries Inc	541	20,428
Astronics Corp *	1,092	35,730
Atkore International Group Inc *	2,050	44,137
Axon Enterprise Inc *	2,993	162,849
AZZ Inc	408	16,699
Badger Meter Inc	1,502	83,571
Barnes Group Inc	310	15,937
Boise Cascade Co	1,945	52,048
Builders FirstSource Inc *	5,820	77,639
Cactus Inc ‘A’ *	2,007	71,449

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Casella Waste Systems Inc ‘A’ *	373	$13,264
Charah Solutions Inc *	339	2,170
Chart Industries Inc *	688	62,278
Chase Corp	362	33,499
Columbus McKinnon Corp	692	23,770
Comfort Systems USA Inc	1,914	100,274
Continental Building Products Inc *	1,984	49,183
Control4 Corp *	562	9,515
Covanta Holding Corp	6,082	105,279
CryoPort Inc *	1,450	18,734
CSW Industrials Inc *	801	45,889
Digimarc Corp *	562	17,636
DXP Enterprises Inc *	619	24,091
Dycom Industries Inc *	1,547	71,069
Eastman Kodak Co *	682	2,019
Echo Global Logistics Inc *	1,357	33,626
EMCOR Group Inc	2,216	161,945
Energous Corp *	1,198	7,595
Energy Recovery Inc *	1,756	15,330
EnerSys	1,439	93,765
EnPro Industries Inc	92	5,929
Evoqua Water Technologies Corp *	3,916	49,263
Exponent Inc	2,678	154,574
FARO Technologies Inc *	817	35,874
Federal Signal Corp	2,947	76,593
Fitbit Inc ‘A’ *	2,338	13,841
Fluidigm Corp *	1,716	22,806
Forterra Inc *	906	3,823
Forward Air Corp	1,481	95,865
Franklin Electric Co Inc	2,268	115,872
Generac Holdings Inc *	3,122	159,940
General Finance Corp *	246	2,295
Global Brass & Copper Holdings Inc	1,022	35,198
GoPro Inc ‘A’ *	5,816	37,804
Granite Construction Inc	1,817	78,404
Greif Inc ‘A’	93	3,836
Greif Inc ‘B’	30	1,467
Griffon Corp	93	1,719
Harsco Corp *	4,203	84,733
Heartland Express Inc	2,488	47,969
Heritage-Crystal Clean Inc *	50	1,373
Hillenbrand Inc	3,240	134,557
Hub Group Inc ‘A’ *	1,104	45,098
Ichor Holdings Ltd *	1,137	25,673
II-VI Inc *	3,244	120,807
Insteel Industries Inc	822	17,196
IntriCon Corp *	350	8,778
Iteris Inc *	1,238	5,162
Itron Inc *	1,759	82,057
JELD-WEN Holding Inc *	3,485	61,545
John Bean Technologies Corp	1,612	148,127
Kadant Inc	583	51,281
Kaman Corp	1,438	84,037
Kennametal Inc	2,572	94,521
Kratos Defense & Security Solutions Inc *	1,779	27,806
Lawson Products Inc *	86	2,697
Lindsay Corp	570	55,170
Louisiana-Pacific Corp	1,132	27,598
Lydall Inc *	140	3,284
Manitex International Inc *	579	4,429
Marten Transport Ltd	853	15,209
Masonite International Corp *	1,287	64,208
MasTec Inc *	3,299	158,682
Matson Inc	972	35,079
Mesa Laboratories Inc	171	39,416
Milacron Holdings Corp *	393	4,449
Mistras Group Inc *	710	9,805
Moog Inc ‘A’	140	12,173
MSA Safety Inc	1,759	181,881
Mueller Industries Inc	2,921	91,544

	Shares	Value
Mueller Water Products Inc ‘A’	4,968	$49,879
Myers Industries Inc	1,781	30,473
MYR Group Inc *	795	27,531
Napco Security Technologies Inc *	591	12,257
National Presto Industries Inc	23	2,497
NCI Building Systems Inc *	2,093	12,893
nLight Inc *	1,215	27,070
Novanta Inc *	1,705	144,465
NV5 Global Inc *	473	28,077
NVE Corp	226	22,123
Omega Flex Inc	141	10,688
Orion Group Holdings Inc *	647	1,889
OSI Systems Inc *	323	28,295
PAM Transportation Services Inc *	77	3,768
Park Electrochemical Corp	575	9,028
Patrick Industries Inc *	1,163	52,707
PGT Innovations Inc *	2,976	41,218
Primoris Services Corp	1,545	31,951
Proto Labs Inc *	1,393	146,460
Pure Cycle Corp *	458	4,516
Raven Industries Inc	1,883	72,251
RBC Bearings Inc *	1,229	156,292
Rexnord Corp *	619	15,562
Ryerson Holding Corp *	817	6,994
Saia Inc *	1,349	82,424
Simpson Manufacturing Co Inc	2,153	127,608
SMART Global Holdings Inc *	677	12,998
SPX Corp *	1,830	63,666
Standex International Corp	510	37,434
Sterling Construction Co Inc *	299	3,743
Stoneridge Inc *	1,257	36,277
Sturm Ruger & Co Inc	880	46,658
Summit Materials Inc ‘A’ *	5,803	92,094
Sun Hydraulics Corp	1,492	69,393
SunPower Corp *	1,089	7,089
Tennant Co	956	59,358
Tetra Tech Inc	2,673	159,284
The Gorman-Rupp Co	198	6,720
TopBuild Corp *	1,828	118,491
Trex Co Inc *	3,042	187,144
Trinseo SA	1,561	70,713
Turtle Beach Corp *	400	4,544
Universal Forest Products Inc	2,790	83,393
Universal Logistics Holdings Inc	419	8,246
US Concrete Inc *	802	33,219
US Ecology Inc	1,129	63,201
US Xpress Enterprises Inc ‘A’ *	600	3,966
USA Truck Inc *	377	5,444
Vicor Corp *	806	25,002
Vishay Precision Group Inc *	393	13,445
VSE Corp	30	947
Watts Water Technologies Inc ‘A’	813	65,707
Werner Enterprises Inc	1,112	37,975
Wesco Aircraft Holdings Inc *	762	6,698
WillScot Corp *	1,222	13,552
Woodward Inc	2,756	261,517
Worthington Industries Inc	1,943	72,513
YRC Worldwide Inc *	347	2,321
ZAGG Inc *	1,403	12,725

		8,143,591

Technology - 14.3%

3D Systems Corp *	286	3,077
ACI Worldwide Inc *	5,582	183,480
ACM Research Inc ‘A’ *	411	6,342
Adesto Technologies Corp *	1,122	6,788
Agilysys Inc *	365	7,727
Allscripts Healthcare Solutions Inc *	1,152	10,990
Altair Engineering Inc ‘A’ *	1,290	47,485
Alteryx Inc ‘A’ *	1,520	127,482

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Amber Road Inc *	1,269	$11,002
American Software Inc ‘A’	797	9,524
Appfolio Inc ‘A’ *	809	64,235
Aquantia Corp *	1,085	9,830
Asure Software Inc *	373	2,279
Avid Technology Inc *	976	7,271
Benefitfocus Inc *	1,446	71,606
Blackbaud Inc	2,492	198,687
Blackline Inc *	1,920	88,934
Bottomline Technologies DE Inc *	2,202	110,298
Box Inc ‘A’ *	6,450	124,549
Brightcove Inc *	2,035	17,114
Brooks Automation Inc	3,626	106,351
Cabot Microelectronics Corp	1,459	163,350
Carbon Black Inc *	2,067	28,835
Carbonite Inc *	1,697	42,103
Castlight Health Inc ‘B’ *	3,880	14,550
CEVA Inc *	1,042	28,092
Cirrus Logic Inc *	155	6,521
Cision Ltd *	3,502	48,223
Cloudera Inc *	10,353	113,262
Cohu Inc	747	11,018
CommVault Systems Inc *	2,084	134,918
Computer Programs & Systems Inc	284	8,432
Cornerstone OnDemand Inc *	2,833	155,192
Coupa Software Inc *	2,874	261,476
Cray Inc *	357	9,300
CSG Systems International Inc	1,384	58,543
Cubic Corp	1,182	66,476
Diodes Inc *	486	16,864
Domo Inc ‘B’ *	720	29,038
Donnelley Financial Solutions Inc *	778	11,577
Ebix Inc	1,238	61,120
eGain Corp *	772	8,067
Entegris Inc	7,330	261,608
Envestnet Inc *	2,327	152,163
Everbridge Inc *	1,492	111,915
Evolent Health Inc ‘A’ *	822	10,341
Exela Technologies Inc *	1,933	6,456
ExlService Holdings Inc *	1,723	103,414
Five9 Inc *	2,981	157,486
ForeScout Technologies Inc *	1,583	66,344
FormFactor Inc *	312	5,020
Glu Mobile Inc *	5,934	64,918
HubSpot Inc *	1,907	316,962
Immersion Corp *	1,308	11,026
Impinj Inc *	826	13,840
InnerWorkings Inc *	224	811
Inovalon Holdings Inc ‘A’ *	3,513	43,667
Inphi Corp *	2,236	97,803
Insight Enterprises Inc *	672	37,000
Instructure Inc *	1,630	76,806
Integrated Device Technology Inc *	6,691	327,792
j2 Global Inc	2,426	210,092
Kopin Corp *	2,680	3,591
Lattice Semiconductor Corp *	6,045	72,117
LivePerson Inc *	3,097	89,875
Lumentum Holdings Inc *	3,358	189,861
Majesco *	347	2,446
MAXIMUS Inc	3,291	233,595
MaxLinear Inc *	3,278	83,687
Medidata Solutions Inc *	2,981	218,328
Mercury Systems Inc *	1,233	79,011
Mitek Systems Inc *	1,156	14,149
MobileIron Inc *	3,667	20,058
Model N Inc *	1,326	23,258
Monotype Imaging Holdings Inc	949	18,876
Nanometrics Inc *	1,221	37,704
New Relic Inc *	2,322	229,181
NextGen Healthcare Inc *	1,763	29,671

	Shares	Value
Omnicell Inc *	1,999	$161,599
OneSpan Inc *	1,626	31,252
PAR Technology Corp *	477	11,667
Park City Group Inc *	614	4,906
PDF Solutions Inc *	135	1,667
Pitney Bowes Inc	4,726	32,468
PlayAGS Inc *	1,109	26,538
Power Integrations Inc	1,507	105,400
Progress Software Corp	2,342	103,915
PROS Holdings Inc *	1,666	70,372
QAD Inc ‘A’	526	22,655
Qualys Inc *	1,771	146,533
Rapid7 Inc *	1,926	97,475
Remark Holdings Inc *	1,431	2,647
Rimini Street Inc *	465	2,325
Rudolph Technologies Inc *	1,575	35,910
SailPoint Technologies Holding Inc *	3,632	104,311
Science Applications International Corp	2,209	169,983
Semtech Corp *	3,076	156,599
Silicon Laboratories Inc *	2,217	179,267
Simulations Plus Inc	537	11,336
SPS Commerce Inc *	897	95,136
SVMK Inc *	841	15,315
Synaptics Inc *	171	6,797
Tabula Rasa HealthCare Inc *	929	52,414
Telenav Inc *	735	4,461
Tenable Holdings Inc *	1,272	40,272
TTEC Holdings Inc	717	25,977
Unisys Corp *	1,709	19,944
Upland Software Inc *	803	34,015
USA Technologies Inc *	3,164	13,131
Varonis Systems Inc *	1,482	88,372
Veritone Inc *	369	1,919
Virtusa Corp *	1,466	78,358
Vocera Communications Inc *	1,580	49,975
Vuzix Corp *	1,086	3,323
Workiva Inc *	1,493	75,695
Xperi Corp	546	12,776
Yext Inc *	4,360	95,310

		8,104,895

Utilities - 0.5%

American States Water Co	1,300	92,690
California Water Service Group	218	11,833
Chesapeake Utilities Corp	81	7,388
Global Water Resources Inc	553	5,425
Middlesex Water Co	697	39,025
New Jersey Resources Corp	355	17,675
SJW Group	793	48,960
South Jersey Industries Inc	672	21,551
Spark Energy Inc ‘A’	494	4,402
The York Water Co	585	20,077

		269,026

Total Common Stocks (Cost $50,096,888)		54,849,378

EXCHANGE-TRADED FUND - 1.4%

iShares Russell 2000 Growth	4,042	794,900

Total Exchange-Traded Fund (Cost $762,524)		794,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $989,944; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $1,011,634)	$989,902	$989,902

Total Short-Term Investment (Cost $989,902)		989,902

TOTAL INVESTMENTS - 100.1% (Cost $51,849,314)		56,634,180

DERIVATIVES - (0.0%)
(See Note (b) in Notes to Schedule of Investments)		(4,893)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(28,334)

NET ASSETS - 100.0%		$56,600,953

Notes to Schedule of Investments

(a)

An investment with a value of $441 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/19	17	$1,317,123	$1,312,230	($4,893)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,584,157	$1,583,716	$-	$441
	Communications	4,133,403	4,133,403	-	-
	Consumer, Cyclical	7,734,478	7,734,478	-	-
	Consumer, Non-Cyclical	18,228,173	18,228,000	173	-
	Energy	1,082,409	1,082,409	-	-
	Financial	5,569,246	5,569,246	-	-
	Industrial	8,143,591	8,143,591	-	-
	Technology	8,104,895	8,104,895	-	-
	Utilities	269,026	269,026	-	-

	Total Common Stocks	54,849,378	54,848,764	173	441

	Exchange-Traded Fund	794,900	794,900	-	-
	Short-Term Investment	989,902	-	989,902	-

	Total Assets	56,634,180	55,643,664	990,075	441

Liabilities	Derivatives:
	Equity Contracts
	Futures	(4,893)	(4,893)	-	-

	Total Liabilities	(4,893)	(4,893)	-	-

	Total	$56,629,287	$55,638,771	$990,075	$441

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.0%

Basic Materials - 3.4%

AdvanSix Inc *	1,103	$31,513
AgroFresh Solutions Inc *	1,893	6,323
AK Steel Holding Corp *	17,780	48,895
Allegheny Technologies Inc *	7,085	181,163
American Vanguard Corp	1,643	28,292
Amyris Inc *	1,589	3,321
Carpenter Technology Corp	2,631	120,631
Century Aluminum Co *	2,660	23,621
Clearwater Paper Corp *	927	18,058
Cleveland-Cliffs Inc	13,908	138,941
Coeur Mining Inc *	9,058	36,957
Commercial Metals Co	6,566	112,147
Compass Minerals International Inc	156	8,482
Energy Fuels Inc *	4,797	15,974
Gold Resource Corp	346	1,360
Hawkins Inc	549	20,220
HB Fuller Co	723	35,167
Hecla Mining Co	23,864	54,887
Innophos Holdings Inc	942	28,392
Innospec Inc	1,366	113,856
Intrepid Potash Inc *	5,442	20,625
Kaiser Aluminum Corp	438	45,872
Koppers Holdings Inc *	339	8,807
Kraton Corp *	132	4,248
Landec Corp *	1,385	17,008
Livent Corp *	4,531	55,641
Materion Corp	1,135	64,763
Minerals Technologies Inc	1,999	117,521
Neenah Inc	165	10,619
Oil-Dri Corp of America	279	8,688
PH Glatfelter Co	2,452	34,622
PolyOne Corp	249	7,298
PQ Group Holdings Inc *	2,067	31,356
Rayonier Advanced Materials Inc	2,861	38,795
Rogers Corp *	491	78,010
Schnitzer Steel Industries Inc ‘A’	1,474	35,376
Schweitzer-Mauduit International Inc	1,411	54,634
Sensient Technologies Corp	1,131	76,671
Shiloh Industries Inc *	631	3,471
Stepan Co	1,145	100,210
Tronox Holdings PLC ‘A’ * (United Kingdom)	2,841	37,359
United States Lime & Minerals Inc	95	7,326
Universal Stainless & Alloy Products Inc *	487	8,070
Valhi Inc	1,267	2,927
Verso Corp ‘A’ *	1,808	38,727

		1,936,844

Communications - 5.4%

1-800-Flowers.com Inc ‘A’ *	1,062	19,360
Acacia Communications Inc *	1,329	76,218
ADTRAN Inc	2,706	37,072
Anaplan Inc *	170	6,691
ATN International Inc	591	33,326
Beasley Broadcast Group Inc ‘A’	265	1,055
Boston Omaha Corp ‘A’ *	295	7,357
Calix Inc *	1,175	9,048
Cars.com Inc *	3,905	89,034
Casa Systems Inc *	147	1,220
ChannelAdvisor Corp *	81	987
Ciena Corp *	8,092	302,155
Cincinnati Bell Inc *	2,587	24,680
Clear Channel Outdoor Holdings Inc ‘A’ *	2,167	11,593
Clearfield Inc *	183	2,690
Consolidated Communications Holdings Inc	3,961	43,215
DASAN Zhone Solutions Inc *	365	3,902

	Shares	Value
Digi International Inc *	1,543	$19,550
Entercom Communications Corp ‘A’	7,245	38,036
Entravision Communications Corp ‘A’	2,915	9,445
Finisar Corp *	6,624	153,478
Fluent Inc *	1,868	10,498
Frontier Communications Corp *	6,056	12,051
Fusion Connect Inc *	905	1,186
Gannett Co Inc	6,399	67,445
Gray Television Inc *	4,506	96,248
Harmonic Inc *	4,794	25,983
Hemisphere Media Group Inc *	463	6,528
Houghton Mifflin Harcourt Co *	5,378	39,098
Infinera Corp *	8,524	36,994
Intelsat SA *	3,147	49,282
InterDigital Inc	1,067	70,401
Iridium Communications Inc *	5,415	143,173
KVH Industries Inc *	944	9,619
Lands’ End Inc *	593	9,850
Leaf Group Ltd *	213	1,708
Liberty Expedia Holdings Inc ‘A’ *	2,869	122,793
Liberty Latin America Ltd ‘A’ * (Chile)	2,448	47,344
Liberty Latin America Ltd ‘C’ * (Chile)	6,418	124,830
Liquidity Services Inc *	1,525	11,758
Maxar Technologies Inc *	3,209	12,900
Meredith Corp	2,228	123,119
MSG Networks Inc ‘A’ *	3,346	72,776
National CineMedia Inc	4,354	30,696
NeoPhotonics Corp *	2,077	13,064
NETGEAR Inc *	1,364	45,176
New Media Investment Group Inc	3,380	35,490
NII Holdings Inc *	5,278	10,345
pdvWireless Inc *	538	18,916
Perficient Inc *	1,110	30,403
Preformed Line Products Co	168	8,919
Ribbon Communications Inc *	3,131	16,125
RigNet Inc *	734	7,171
Saga Communications Inc ‘A’	205	6,804
Scholastic Corp	1,613	64,133
Sinclair Broadcast Group Inc ‘A’	2,036	78,345
Spok Holdings Inc	1,039	14,151
TEGNA Inc	12,235	172,514
Telaria Inc *	1,611	10,214
The EW Scripps Co ‘A’	2,534	53,214
The Meet Group Inc *	4,006	20,150
The New York Times Co ‘A’	1,388	45,596
Upwork Inc *	125	2,393
Value Line Inc	17	420
ViaSat Inc *	3,125	242,188
Viavi Solutions Inc *	8,245	102,073
WideOpenWest Inc *	1,708	15,543

		3,029,739

Consumer, Cyclical - 10.2%

Abercrombie & Fitch Co ‘A’	3,725	102,102
Acushnet Holdings Corp	1,976	45,725
Altra Industrial Motion Corp	952	29,560
AMC Entertainment Holdings Inc ‘A’	2,932	43,540
America’s Car-Mart Inc *	217	19,821
American Axle & Manufacturing Holdings Inc *	6,295	90,081
American Eagle Outfitters Inc	915	20,286
Anixter International Inc *	1,665	93,423
Ascena Retail Group Inc *	10,144	10,956
Barnes & Noble Education Inc *	2,269	9,530
Barnes & Noble Inc	3,373	18,315
Bassett Furniture Industries Inc	550	9,026
BBX Capital Corp	3,330	19,714
Beacon Roofing Supply Inc *	993	31,935
Beazer Homes USA Inc *	1,698	19,544

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Bed Bath & Beyond Inc	7,447	$126,525
Belmond Ltd ‘A’ * (United Kingdom)	4,405	109,817
Big 5 Sporting Goods Corp	1,079	3,431
Big Lots Inc	1,737	66,041
Biglari Holdings Inc ‘A’ *	5	3,677
Biglari Holdings Inc ‘B’ *	55	7,775
BJ’s Wholesale Club Holdings Inc *	3,082	84,447
Blue Bird Corp *	427	7,229
BMC Stock Holdings Inc *	3,606	63,718
Boyd Gaming Corp	413	11,300
Brinker International Inc	519	23,033
Caleres Inc	2,384	58,861
Callaway Golf Co	1,760	28,037
Cannae Holdings Inc *	3,899	94,590
Carrols Restaurant Group Inc *	262	2,612
Century Casinos Inc *	1,500	13,590
Century Communities Inc *	1,362	32,647
Chico’s FAS Inc	7,044	30,078
Chuy’s Holdings Inc *	213	4,850
Citi Trends Inc	704	13,594
Clarus Corp	1,094	14,014
CompX International Inc	107	1,565
Conn’s Inc *	564	12,893
Cooper Tire & Rubber Co	2,866	85,665
Cooper-Standard Holdings Inc *	1,002	47,054
Core-Mark Holding Co Inc	2,365	87,812
Culp Inc	641	12,326
Daktronics Inc	2,083	15,518
Dana Inc	636	11,283
Del Frisco’s Restaurant Group Inc *	1,793	11,493
Del Taco Restaurants Inc *	1,742	17,525
Denny’s Corp *	841	15,432
Designer Brands Inc	3,883	86,280
Dillard’s Inc ‘A’	628	45,229
Dine Brands Global Inc	385	35,147
Drive Shack Inc *	228	1,024
El Pollo Loco Holdings Inc *	1,239	16,119
Empire Resorts Inc *	81	814
Eros International PLC * (India)	1,037	9,478
Escalade Inc	583	6,512
Ethan Allen Interiors Inc	1,368	26,170
Express Inc *	3,800	16,264
EZCORP Inc ‘A’ *	2,900	27,028
Fiesta Restaurant Group Inc *	243	3,186
Flexsteel Industries Inc	411	9,531
Fossil Group Inc *	1,998	27,413
Foundation Building Materials Inc *	546	5,373
Francesca’s Holdings Corp *	1,751	1,184
G-III Apparel Group Ltd *	1,763	70,450
Gaia Inc *	204	1,867
GameStop Corp ‘A’	5,665	57,556
Genesco Inc *	1,115	50,788
Gentherm Inc *	1,972	72,688
GMS Inc *	100	1,512
GNC Holdings Inc ‘A’ *	4,502	12,290
Green Brick Partners Inc *	1,282	11,218
Group 1 Automotive Inc	1,043	67,482
Guess? Inc	3,252	63,739
H&E Equipment Services Inc	394	9,893
Haverty Furniture Cos Inc	1,048	22,930
Hawaiian Holdings Inc	2,775	72,844
Herman Miller Inc	500	17,590
Hibbett Sports Inc *	1,031	23,517
Hooker Furniture Corp	359	10,350
Hovnanian Enterprises Inc ‘A’ *	203	2,226
Interface Inc	317	4,856
International Speedway Corp ‘A’	1,327	57,897
J Alexander’s Holdings Inc *	692	6,795
J. Jill Inc	828	4,546
Jack in the Box Inc	1,225	99,299

	Shares	Value
JC Penney Co Inc *	17,715	$26,395
Johnson Outdoors Inc ‘A’	110	7,850
KB Home	3,826	92,474
Kimball International Inc ‘B’	271	3,832
Kirkland’s Inc *	590	4,148
Knoll Inc	171	3,234
La-Z-Boy Inc	1,515	49,980
Lifetime Brands Inc	650	6,143
Lithia Motors Inc ‘A’	484	44,891
Lumber Liquidators Holdings Inc *	284	2,868
M/I Homes Inc *	1,240	33,009
MarineMax Inc *	506	9,695
Marriott Vacations Worldwide Corp	375	35,063
MDC Holdings Inc	2,764	80,322
Meritage Homes Corp *	2,013	90,001
Mesa Air Group Inc *	496	4,137
Methode Electronics Inc	1,089	31,341
Miller Industries Inc	584	18,016
Mobile Mini Inc	287	9,741
Modine Manufacturing Co *	2,382	33,038
Monarch Casino & Resort Inc *	124	5,446
Motorcar Parts of America Inc *	1,069	20,172
Movado Group Inc	840	30,559
Nautilus Inc *	140	778
Navistar International Corp *	2,627	84,852
Office Depot Inc	30,761	111,662
Papa John’s International Inc	682	36,112
Party City Holdco Inc *	3,022	23,995
PC Connection Inc	650	23,836
Penn National Gaming Inc *	4,344	87,314
PetIQ Inc *	28	879
Pier 1 Imports Inc *	4,248	3,243
RCI Hospitality Holdings Inc	119	2,733
Reading International Inc ‘A’ *	973	15,529
Red Lion Hotels Corp *	883	7,135
Red Robin Gourmet Burgers Inc *	741	21,348
Regis Corp *	1,749	34,403
REV Group Inc	1,361	14,903
Rite Aid Corp *	60,257	38,263
Rocky Brands Inc	380	9,105
RTW RetailWinds Inc *	523	1,255
Rush Enterprises Inc ‘A’	926	38,716
Rush Enterprises Inc ‘B’	125	5,191
Sally Beauty Holdings Inc *	5,007	92,179
ScanSource Inc *	1,422	50,936
Shoe Carnival Inc	575	19,567
Signet Jewelers Ltd (NYSE)	2,932	79,633
SkyWest Inc	2,880	156,355
Sonic Automotive Inc ‘A’	1,375	20,364
Sonos Inc *	423	4,353
Speedway Motorsports Inc	621	8,986
Spirit Airlines Inc *	3,876	204,885
Standard Motor Products Inc	1,200	58,920
Steelcase Inc ‘A’	4,848	70,538
Superior Industries International Inc	1,446	6,883
Systemax Inc	145	3,283
Taylor Morrison Home Corp ‘A’ *	5,527	98,104
Tenneco Inc ‘A’	562	12,454
The Buckle Inc	1,300	24,336
The Cato Corp ‘A’	1,228	18,395
The Container Store Group Inc *	853	7,506
The Habit Restaurants Inc ‘A’ *	1,122	12,140
The Lovesac Co *	159	4,422
The Marcus Corp	1,132	45,337
The New Home Co Inc *	662	3,151
The St Joe Co *	1,974	32,551
Tile Shop Holdings Inc	1,141	6,458
Tilly’s Inc ‘A’	993	11,052
Titan International Inc	2,734	16,322
Titan Machinery Inc *	1,070	16,649

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Tower International Inc	1,124	$23,638
Town Sports International Holdings Inc *	659	3,137
TRI Pointe Group Inc *	7,575	95,748
Triton International Ltd (Bermuda)	2,917	90,719
Tupperware Brands Corp	2,756	70,499
Unifi Inc *	891	17,241
UniFirst Corp	750	115,125
Universal Electronics Inc *	761	28,271
Vera Bradley Inc *	1,244	16,483
Veritiv Corp *	658	17,319
Vista Outdoor Inc *	3,231	25,880
Wabash National Corp	2,278	30,867
Weyco Group Inc	338	10,464
William Lyon Homes ‘A’ *	1,484	22,809
Wingstop Inc	126	9,580
World Fuel Services Corp	3,777	109,118
YETI Holdings Inc *	425	12,856
Zumiez Inc *	751	18,692

		5,748,887

Consumer, Non-Cyclical - 10.1%

AAC Holdings Inc *	310	570
Aaron’s Inc	3,910	205,666
Abeona Therapeutics Inc *	154	1,133
ABM Industries Inc	3,736	135,804
Acacia Research Corp *	2,289	7,462
Acceleron Pharma Inc *	423	19,699
ACCO Brands Corp	5,749	49,211
Achaogen Inc *	187	85
Achillion Pharmaceuticals Inc *	7,681	22,736
Aclaris Therapeutics Inc *	382	2,288
Acorda Therapeutics Inc *	2,159	28,693
Adamas Pharmaceuticals Inc *	548	3,896
Adtalem Global Education Inc *	3,250	150,540
Adverum Biotechnologies Inc *	2,777	14,551
AgeX Therapeutics Inc *	348	1,409
Akebia Therapeutics Inc *	351	2,875
Akorn Inc *	4,634	16,312
Albireo Pharma Inc *	399	12,852
Alder Biopharmaceuticals Inc *	568	7,753
Alector Inc *	111	2,078
Alico Inc	166	4,517
Allakos Inc *	126	5,103
Allogene Therapeutics Inc *	197	5,695
AMAG Pharmaceuticals Inc *	1,947	25,077
American Public Education Inc *	857	25,813
American Renal Associates Holdings Inc *	56	344
Amphastar Pharmaceuticals Inc *	1,244	25,415
AngioDynamics Inc *	2,075	47,434
Anika Therapeutics Inc *	795	24,041
Aptinyx Inc *	113	458
Aquestive Therapeutics Inc *	70	484
Aratana Therapeutics Inc *	1,383	4,979
Arbutus Biopharma Corp * (Canada)	1,303	4,665
Arcus Biosciences Inc *	507	6,332
Ardelyx Inc *	2,524	7,067
Arena Pharmaceuticals Inc *	538	24,119
Arlo Technologies Inc *	2,120	8,756
ArQule Inc *	615	2,946
Arvinas Inc *	77	1,137
Assertio Therapeutics Inc *	395	2,003
Athersys Inc *	550	825
Audentes Therapeutics Inc *	172	6,711
Avalara Inc *	301	16,793
Avanos Medical Inc *	2,653	113,230
AVEO Pharmaceuticals Inc *	2,120	1,739
Avrobio Inc *	212	4,675
Axonics Modulation Technologies Inc *	99	2,371
B&G Foods Inc	3,319	81,050
Bellicum Pharmaceuticals Inc *	634	2,137

	Shares	Value
BioCryst Pharmaceuticals Inc *	938	$7,635
BioScrip Inc *	6,073	12,146
BioTime Inc *	3,486	4,567
BrightView Holdings Inc *	766	11,030
Brookdale Senior Living Inc *	10,576	69,590
Cadiz Inc *	1,245	12,052
CAI International Inc *	517	11,994
Cal-Maine Foods Inc	1,055	47,085
Calithera Biosciences Inc *	1,752	11,808
Cambrex Corp *	1,077	41,841
Cara Therapeutics Inc *	244	4,787
Cardtronics PLC ‘A’ *	429	15,264
CareDx Inc *	94	2,963
Carriage Services Inc	602	11,588
CASI Pharmaceuticals Inc *	244	700
Catalyst Biosciences Inc *	604	4,898
CBIZ Inc *	2,915	59,000
Cellular Biomedicine Group Inc *	137	2,370
Central Garden & Pet Co *	128	3,272
Central Garden & Pet Co ‘A’ *	575	13,369
Cerus Corp *	805	5,015
Chimerix Inc *	2,755	5,785
Community Health Systems Inc *	4,886	18,225
Concert Pharmaceuticals Inc *	1,164	14,049
CONMED Corp	902	75,028
Constellation Pharmaceuticals Inc *	221	2,995
Corium International Inc *	259	47
Corvus Pharmaceuticals Inc *	76	306
CRA International Inc	317	16,021
Crinetics Pharmaceuticals Inc *	60	1,366
Cross Country Healthcare Inc *	2,058	14,468
CryoLife Inc *	631	18,406
Cymabay Therapeutics Inc *	785	10,425
Cytokinetics Inc *	205	1,658
Darling Ingredients Inc *	9,265	200,587
Dean Foods Co	5,198	15,750
Diplomat Pharmacy Inc *	582	3,381
Dynavax Technologies Corp *	355	2,595
Edgewell Personal Care Co *	3,051	133,908
Eidos Therapeutics Inc *	151	3,541
Emerald Expositions Events Inc	1,421	18,047
Endo International PLC *	11,860	95,236
Ennis Inc	1,446	30,019
Epizyme Inc *	862	10,680
EVERTEC Inc (Puerto Rico)	566	15,740
Evo Payments Inc ‘A’ *	314	9,122
Farmer Brothers Co *	549	10,985
Five Prime Therapeutics Inc *	1,897	25,420
FONAR Corp *	308	6,305
Forty Seven Inc *	149	2,408
Fresh Del Monte Produce Inc *	1,725	46,627
FTI Consulting Inc *	2,143	164,625
Gossamer Bio Inc *	161	3,489
Gritstone Oncology Inc *	69	918
Guardant Health Inc *	136	10,431
Harvard Bioscience Inc *	1,904	8,206
Helen of Troy Ltd *	1,344	155,850
Hertz Global Holdings Inc *	3,095	53,760
HMS Holdings Corp *	601	17,796
Hostess Brands Inc *	5,580	69,750
Huron Consulting Group Inc *	1,249	58,978
I3 Verticals Inc ‘A’ *	130	3,123
ICF International Inc	904	68,776
Immune Design Corp *	1,696	9,922
Immunomedics Inc *	789	15,157
Information Services Group Inc *	694	2,589
Ingles Markets Inc ‘A’	804	22,206
Integer Holdings Corp *	470	35,447
Inter Parfums Inc	66	5,007
Intra-Cellular Therapies Inc *	1,243	15,140

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Invacare Corp	1,873	$15,677
K12 Inc *	2,112	72,083
Karyopharm Therapeutics Inc *	245	1,431
Kelly Services Inc ‘A’	1,769	39,024
Kezar Life Sciences Inc *	113	2,005
Kiniksa Pharmaceuticals Ltd ‘A’ *	117	2,113
Kodiak Sciences Inc *	136	888
Lancaster Colony Corp	294	46,067
Lannett Co Inc *	1,651	12,993
Lantheus Holdings Inc *	174	4,260
Laureate Education Inc ‘A’ *	5,364	80,299
Limoneira Co	563	13,247
Liquidia Technologies Inc *	62	706
LivaNova PLC *	577	56,113
LiveRamp Holdings Inc *	1,911	104,283
LogicBio Therapeutics Inc *	117	1,156
LSC Communications Inc	1,939	12,662
Luminex Corp	1,356	31,202
Magellan Health Inc *	1,238	81,609
Magenta Therapeutics Inc *	211	3,475
Mallinckrodt PLC *	4,648	101,048
Matthews International Corp ‘A’	1,765	65,217
MeiraGTx Holdings PLC *	176	3,032
Melinta Therapeutics Inc *	348	1,235
Menlo Therapeutics Inc *	486	3,815
Meridian Bioscience Inc	276	4,860
MGP Ingredients Inc	81	6,249
Minerva Neurosciences Inc *	207	1,627
Miragen Therapeutics Inc *	153	427
Molecular Templates Inc *	679	3,945
MoneyGram International Inc *	1,404	2,864
Myriad Genetics Inc *	468	15,538
NanoString Technologies Inc *	154	3,685
NantKwest Inc *	1,577	2,492
National HealthCare Corp	699	53,040
National Research Corp	47	1,814
Natural Grocers by Vitamin Cottage Inc *	484	5,784
Nature’s Sunshine Products Inc *	417	3,874
Navigant Consulting Inc	2,389	46,514
Neon Therapeutics Inc *	319	2,061
Neos Therapeutics Inc *	66	172
Neuronetics Inc *	98	1,495
NewLink Genetics Corp *	1,395	2,692
Novavax Inc *	13,101	7,217
Nymox Pharmaceutical Corp * (Canada)	1,045	2,059
OPKO Health Inc *	18,185	47,463
OraSure Technologies Inc *	165	1,840
Orthofix Medical Inc *	237	13,369
Osmotica Pharmaceuticals PLC *	140	504
Ovid therapeutics Inc *	174	308
Owens & Minor Inc	3,470	14,227
Patterson Cos Inc	4,646	101,515
PDL BioPharma Inc *	8,108	30,162
Phibro Animal Health Corp ‘A’	61	2,013
Portola Pharmaceuticals Inc *	264	9,161
Prestige Consumer Healthcare Inc *	2,946	88,115
Principia Biopharma Inc *	57	1,938
Proteostasis Therapeutics Inc *	309	389
Prothena Corp PLC * (Ireland)	2,275	27,596
Pyxus International Inc *	473	11,300
Quad/Graphics Inc	1,771	21,075
Quanex Building Products Corp	1,880	29,873
R1 RCM Inc *	473	4,574
Ra Pharmaceuticals Inc *	1,002	22,445
Rent-A-Center Inc *	2,504	52,258
Replimune Group Inc *	64	974
Resources Connection Inc	1,173	19,401
resTORbio Inc *	384	2,619
Revlon Inc ‘A’ *	61	1,182
Rigel Pharmaceuticals Inc *	795	2,043

	Shares	Value
Rockwell Medical Inc *	207	$1,178
Rosetta Stone Inc *	950	20,757
RR Donnelley & Sons Co	4,029	19,017
RTI Surgical Holdings Inc *	2,573	15,464
Rubius Therapeutics Inc *	505	9,140
Sanderson Farms Inc	1,119	147,529
Scholar Rock Holding Corp *	123	2,311
scPharmaceuticals Inc *	358	1,074
SEACOR Marine Holdings Inc *	933	12,418
SeaSpine Holdings Corp *	850	12,818
Seneca Foods Corp ‘A’ *	420	10,332
SI-BONE Inc *	50	942
Smart & Final Stores Inc *	1,415	6,990
SP Plus Corp *	908	30,981
SpartanNash Co	2,019	32,042
Spectrum Pharmaceuticals Inc *	408	4,362
Spero Therapeutics Inc *	430	5,508
Surgery Partners Inc *	933	10,524
Sutro Biopharma Inc *	98	1,116
Syndax Pharmaceuticals Inc *	455	2,389
Syneos Health Inc *	3,218	166,564
Synlogic Inc *	920	6,983
Synthorx Inc *	105	2,139
Team Inc *	1,574	27,545
Tejon Ranch Co *	1,201	21,138
Tetraphase Pharmaceuticals Inc *	2,731	3,660
Textainer Group Holdings Ltd * (China)	1,567	15,122
The Andersons Inc	1,541	49,666
The Hackett Group Inc	103	1,627
The Medicines Co *	291	8,133
The Simply Good Foods Co *	3,455	71,138
Tocagen Inc *	105	1,141
Tootsie Roll Industries Inc	813	30,282
Translate Bio Inc *	245	2,497
Travelport Worldwide Ltd	5,754	90,510
Tricida Inc *	157	6,063
Triple-S Management Corp ‘B’ * (Puerto Rico)	1,241	28,320
TrueBlue Inc *	2,149	50,802
Twist Bioscience Corp *	53	1,229
United Natural Foods Inc *	2,901	38,351
Universal Corp	1,395	80,394
Utah Medical Products Inc	27	2,383
Vector Group Ltd	3,244	35,003
Vectrus Inc *	648	17,230
Verrica Pharmaceuticals Inc *	69	746
Viad Corp	477	26,850
Village Super Market Inc ‘A’	472	12,900
Weight Watchers International Inc *	112	2,257
Weis Markets Inc	546	22,282
Xeris Pharmaceuticals Inc *	297	2,982
XOMA Corp *	171	2,117
Y-mAbs Therapeutics Inc *	70	1,835
Zafgen Inc *	108	296
Zogenix Inc *	595	32,731

		5,665,004

Energy - 5.7%

Abraxas Petroleum Corp *	510	638
Adams Resources & Energy Inc	116	4,531
Advanced Emissions Solutions Inc	114	1,318
Alta Mesa Resources Inc ‘A’ *	5,114	1,357
Approach Resources Inc *	2,289	810
Arch Coal Inc ‘A’	987	90,084
Archrock Inc	7,177	70,191
Basic Energy Services Inc *	1,148	4,362
Berry Petroleum Corp	2,105	24,292
Bonanza Creek Energy Inc *	1,064	24,142
Bristow Group Inc *	1,614	1,792
C&J Energy Services Inc *	3,587	55,670

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
California Resources Corp *	2,549	$65,535
Callon Petroleum Co *	12,886	97,289
CARBO Ceramics Inc *	1,042	3,647
Clean Energy Fuels Corp *	7,732	23,892
CONSOL Energy Inc *	896	30,661
CVR Energy Inc	73	3,008
Dawson Geophysical Co *	1,048	3,071
Delek US Holdings Inc	365	13,293
Denbury Resources Inc *	13,864	28,421
Diamond Offshore Drilling Inc *	3,660	38,393
Dril-Quip Inc *	2,015	92,388
Earthstone Energy Inc ‘A’ *	1,136	8,043
Enphase Energy Inc *	4,878	45,024
EP Energy Corp ‘A’ *	2,045	532
Era Group Inc *	1,143	13,190
Exterran Corp *	1,828	30,802
Flotek Industries Inc *	3,022	9,791
Forum Energy Technologies Inc *	4,579	23,399
Frank’s International NV *	4,138	25,697
FTS International Inc *	1,891	18,910
FuelCell Energy Inc *	4,073	1,003
FutureFuel Corp	1,485	19,899
Goodrich Petroleum Corp *	125	1,700
Green Plains Inc	2,213	36,913
Gulfport Energy Corp *	9,859	79,069
Halcon Resources Corp *	7,443	10,048
Hallador Energy Co	868	4,566
Helix Energy Solutions Group Inc *	7,935	62,766
HighPoint Resources Corp *	6,329	13,987
Independence Contract Drilling Inc *	1,904	5,274
Isramco Inc *	30	3,390
Keane Group Inc *	171	1,862
KLX Energy Services Holdings Inc *	1,136	28,559
Laredo Petroleum Inc *	6,141	18,976
Matador Resources Co *	497	9,607
Matrix Service Co *	1,492	29,213
McDermott International Inc *	10,128	75,352
Midstates Petroleum Co Inc *	845	8,256
Montage Resources Corp *	159	2,391
MRC Global Inc *	2,190	38,281
Murphy USA Inc *	1,390	119,012
NACCO Industries Inc ‘A’	208	7,950
Natural Gas Services Group Inc *	675	11,684
NCS Multistage Holdings Inc *	496	2,569
Newpark Resources Inc *	5,032	46,093
Nine Energy Service Inc *	845	19,139
Noble Corp PLC *	13,936	39,996
Northern Oil and Gas Inc *	8,280	22,687
NOW Inc *	6,089	85,002
Nuverra Environmental Solutions Inc *	78	694
Oasis Petroleum Inc *	15,212	91,881
Oceaneering International Inc *	5,584	88,060
Oil States International Inc *	3,372	57,189
Panhandle Oil and Gas Inc ‘A’	420	6,594
Par Pacific Holdings Inc *	1,701	30,295
Pattern Energy Group Inc ‘A’	4,569	100,518
PDC Energy Inc *	3,739	152,103
Peabody Energy Corp	4,421	125,247
Pioneer Energy Services Corp *	4,087	7,234
Quintana Energy Services Inc *	266	1,149
Ramaco Resources Inc *	32	186
Renewable Energy Group Inc *	1,913	42,009
REX American Resources Corp *	318	25,634
Ring Energy Inc *	151	886
Rowan Cos PLC ‘A’ *	7,199	77,677
SandRidge Energy Inc *	1,695	13,594
Select Energy Services Inc ‘A’ *	2,001	24,052
SemGroup Corp ‘A’	4,482	66,065
SilverBow Resources Inc *	417	9,591
Smart Sand Inc *	1,126	5,011

	Shares	Value
Southwestern Energy Co *	33,271	$156,041
SunCoke Energy Inc *	3,661	31,082
Sunrun Inc *	5,456	76,711
Superior Energy Services Inc *	8,654	40,414
Talos Energy Inc *	1,134	30,119
TerraForm Power Inc ‘A’	3,387	46,537
TETRA Technologies Inc *	858	2,008
Thermon Group Holdings Inc *	1,300	31,863
Trecora Resources *	1,169	10,626
Ultra Petroleum Corp *	8,142	4,967
Unit Corp *	2,956	42,093
US Silica Holdings Inc	1,759	30,536
Vivint Solar Inc *	1,722	8,558
W&T Offshore Inc *	5,241	36,163
Warrior Met Coal Inc	2,435	74,024

		3,206,828

Financial - 39.2%

1st Constitution Bancorp	400	7,108
1st Source Corp	914	41,048
Acadia Realty Trust REIT	4,562	124,406
ACNB Corp	402	14,874
AG Mortgage Investment Trust Inc REIT	1,613	27,163
Agree Realty Corp REIT	1,891	131,122
Aircastle Ltd	3,062	61,975
Alexander & Baldwin Inc REIT	3,859	98,173
Allegiance Bancshares Inc *	537	18,108
Altisource Portfolio Solutions SA *	521	12,332
Amalgamated Bank ‘A’	593	9,280
Ambac Financial Group Inc *	2,421	43,869
American Assets Trust Inc REIT	2,172	99,608
American Equity Investment Life Holding Co	5,056	136,613
American National Bankshares Inc	479	16,727
American Realty Investors Inc *	92	1,113
AMERISAFE Inc	974	57,856
Ames National Corp	471	12,910
Anworth Mortgage Asset Corp REIT	5,528	22,333
Apollo Commercial Real Estate Finance Inc REIT	6,969	126,836
Arbor Realty Trust Inc REIT	4,120	53,436
Ares Commercial Real Estate Corp REIT	1,504	22,846
Argo Group International Holdings Ltd	1,851	130,792
Arlington Asset Investment Corp ‘A’	1,632	12,991
Armada Hoffler Properties Inc REIT	1,891	29,481
ARMOUR Residential REIT Inc	2,907	56,774
Arrow Financial Corp	698	22,957
Ashford Hospitality Trust Inc REIT	5,005	23,774
Associated Capital Group Inc ‘A’	123	4,866
Atlantic Capital Bancshares Inc *	404	7,203
Auburn National Bancorporation Inc	143	5,638
B. Riley Financial Inc	1,172	19,561
Banc of California Inc	2,457	34,005
BancFirst Corp	794	41,407
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	1,728	34,422
BancorpSouth Bank	5,346	150,864
Bank of Commerce Holdings	935	9,864
Bank of Marin Bancorp	775	31,535
Bank7 Corp *	143	2,484
BankFinancial Corp	750	11,153
Bankwell Financial Group Inc	307	8,958
Banner Corp	1,809	97,994
Bar Harbor Bankshares	870	22,507
Baycom Corp *	581	13,154
BCB Bancorp Inc	766	10,264
Berkshire Hills Bancorp Inc	2,298	62,598
Blackstone Mortgage Trust Inc ‘A’ REIT	6,452	222,981
Blucora Inc *	744	24,835
Blue Hills Bancorp Inc	681	16,276
Bluerock Residential Growth REIT Inc	1,327	14,305

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Boston Private Financial Holdings Inc	4,185	$45,868
Braemar Hotels & Resorts Inc REIT	1,609	19,646
Bridge Bancorp Inc	955	27,981
Bridgewater Bancshares Inc *	1,286	13,259
BrightSphere Investment Group PLC	672	9,112
Brookline Bancorp Inc	4,118	59,299
BRT Apartments Corp REIT	525	7,287
Bryn Mawr Bank Corp	1,144	41,333
Business First Bancshares Inc	582	14,282
Byline Bancorp Inc *	930	17,186
C&F Financial Corp	196	9,918
Cadence BanCorp	4,488	83,252
Cambridge Bancorp	147	12,179
Camden National Corp	882	36,797
Capital Bancorp Inc *	271	3,149
Capital City Bank Group Inc	637	13,874
Capitol Federal Financial Inc	7,465	99,658
Capstar Financial Holdings Inc	327	4,722
Capstead Mortgage Corp REIT	4,770	40,974
CareTrust REIT Inc	4,696	110,168
Carolina Financial Corp	351	12,141
CatchMark Timber Trust Inc ‘A’ REIT	2,769	27,192
Cathay General Bancorp	4,425	150,052
CB Financial Services Inc	261	6,194
CBL & Associates Properties Inc REIT	9,719	15,064
CBTX Inc	1,015	32,957
Cedar Realty Trust Inc REIT	5,151	17,513
CenterState Bank Corp	5,201	123,836
Central Pacific Financial Corp	1,304	37,607
Central Valley Community Bancorp	637	12,453
Century Bancorp Inc ‘A’	156	11,388
Chatham Lodging Trust REIT	2,610	50,216
Chemical Financial Corp	4,056	166,945
Chemung Financial Corp	197	9,245
Cherry Hill Mortgage Investment Corp REIT	917	15,791
Chesapeake Lodging Trust REIT	3,360	93,442
Citizens & Northern Corp	685	17,152
Citizens Inc *	2,846	18,983
City Holding Co	803	61,181
City Office REIT Inc	1,822	20,607
Civista Bancshares Inc	592	12,923
CNB Financial Corp	787	19,887
CNO Financial Group Inc	9,373	151,655
Coastal Financial Corp *	331	5,624
Codorus Valley Bancorp Inc	498	10,632
Colony Credit Real Estate Inc REIT	4,747	74,338
Columbia Banking System Inc	4,186	136,840
Columbia Financial Inc *	2,817	44,142
Community Bank System Inc	2,835	169,448
Community Bankers Trust Corp	1,199	8,777
Community Healthcare Trust Inc REIT	999	35,854
Community Trust Bancorp Inc	887	36,420
ConnectOne Bancorp Inc	1,279	25,196
Consolidated-Tomoka Land Co	155	9,153
CoreCivic Inc REIT	6,715	130,607
CorEnergy Infrastructure Trust Inc REIT	692	25,431
CorePoint Lodging Inc REIT	2,333	26,060
County Bancorp Inc	314	5,526
Cousins Properties Inc REIT	23,726	229,193
Cowen Inc *	861	12,476
Crawford & Co ‘B’	675	6,163
Cushman & Wakefield PLC *	654	11,641
Customers Bancorp Inc *	1,092	19,995
CVB Financial Corp	6,381	134,320
DiamondRock Hospitality Co REIT	11,718	126,906
Dime Community Bancshares Inc	1,784	33,414
Donegal Group Inc ‘A’	632	8,500
Dynex Capital Inc REIT	3,841	23,392
Eagle Bancorp Inc *	357	17,921
Easterly Government Properties Inc REIT	2,610	47,006

	Shares	Value
eHealth Inc *	1,241	$77,364
EMC Insurance Group Inc	535	17,056
Employers Holdings Inc	1,656	66,422
Encore Capital Group Inc *	1,475	40,164
Enstar Group Ltd * (Bermuda)	692	120,408
Entegra Financial Corp *	305	6,847
Enterprise Bancorp Inc	492	14,135
Enterprise Financial Services Corp	849	34,614
Equity Bancshares Inc ‘A’ *	523	15,062
Esquire Financial Holdings Inc *	200	4,552
ESSA Bancorp Inc	553	8,516
Essent Group Ltd *	2,664	115,751
Essential Properties Realty Trust Inc REIT	1,743	34,023
Evans Bancorp Inc	280	9,982
Exantas Capital Corp REIT	1,720	18,284
Farmers & Merchants Bancorp Inc	46	1,385
Farmers National Banc Corp	1,475	20,340
Farmland Partners Inc REIT	1,731	11,078
FB Financial Corp	493	15,658
FBL Financial Group Inc ‘A’	579	36,315
Federal Agricultural Mortgage Corp ‘C’	351	25,423
Federated Investors Inc ‘B’	1,460	42,793
FedNat Holding Co	342	5,486
FGL Holdings	8,350	65,714
Fidelity D&D Bancorp Inc	153	9,045
Fidelity Southern Corp	1,241	33,991
Financial Institutions Inc	890	24,190
First Bancorp Inc	598	14,902
First Bancorp NC	1,669	58,014
First Bancorp (Puerto Rico)	12,065	138,265
First Bank	901	10,389
First Busey Corp	2,509	61,220
First Business Financial Services Inc	490	9,810
First Choice Bancorp	509	10,944
First Commonwealth Financial Corp	5,209	65,633
First Community Bankshares Inc	890	29,495
First Community Corp	398	7,590
First Defiance Financial Corp	1,144	32,879
First Financial Bancorp	5,390	129,683
First Financial Corp	712	29,904
First Financial Northwest Inc	384	6,048
First Foundation Inc	1,465	19,880
First Guaranty Bancshares Inc	296	6,068
First Industrial Realty Trust Inc REIT	5,537	195,788
First Internet Bancorp	541	10,458
First Interstate BancSystem Inc ‘A’	1,882	74,941
First Merchants Corp	2,652	97,726
First Mid-Illinois Bancshares Inc	723	24,090
First Midwest Bancorp Inc	5,967	122,085
First Northwest Bancorp	523	8,143
First Savings Financial Group Inc	112	6,054
First United Corp	396	6,835
Flagstar Bancorp Inc	1,677	55,207
Flushing Financial Corp	1,534	33,641
Focus Financial Partners Inc ‘A’ *	613	21,847
Forestar Group Inc *	624	10,789
Four Corners Property Trust Inc REIT	1,196	35,402
Franklin Financial Network Inc	740	21,467
Franklin Street Properties Corp REIT	5,885	42,313
Front Yard Residential Corp REIT	2,789	25,854
FRP Holdings Inc *	325	15,460
FS Bancorp Inc	102	5,149
Fulton Financial Corp	9,481	146,766
FVCBankcorp Inc *	67	1,133
GAIN Capital Holdings Inc	1,573	9,878
GAMCO Investors Inc ‘A’	252	5,166
Genworth Financial Inc ‘A’ *	28,509	109,189
German American Bancorp Inc	992	29,165

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Getty Realty Corp REIT	1,857	$59,480
Glacier Bancorp Inc	4,050	162,283
Gladstone Commercial Corp REIT	1,617	33,585
Gladstone Land Corp REIT	814	10,297
Global Indemnity Ltd (Cayman)	393	11,939
Global Medical REIT Inc	1,279	12,560
Global Net Lease Inc REIT	4,329	81,818
Goosehead Insurance Inc ‘A’	570	15,892
Granite Point Mortgage Trust Inc REIT	2,315	42,990
Great Ajax Corp REIT	870	11,954
Great Southern Bancorp Inc	633	32,853
Great Western Bancorp Inc	3,232	102,099
Greene County Bancorp Inc	29	880
Greenhill & Co Inc	87	1,871
Greenlight Capital Re Ltd ‘A’ *	1,739	18,903
Griffin Industrial Realty Inc	43	1,499
Guaranty Bancshares Inc	416	12,156
Hallmark Financial Services Inc *	855	8,892
Hancock Whitney Corp	4,822	194,809
Hanmi Financial Corp	1,401	29,799
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	3,357	86,073
HarborOne Bancorp Inc *	431	7,413
HCI Group Inc	418	17,861
Healthcare Realty Trust Inc REIT	7,017	225,316
Heartland Financial USA Inc	1,686	71,908
Heritage Commerce Corp	265	3,207
Heritage Financial Corp	2,063	62,179
Heritage Insurance Holdings Inc	1,058	15,447
Hersha Hospitality Trust REIT	2,010	34,451
Hilltop Holdings Inc	4,047	73,858
Hingham Institution for Savings	40	6,880
Home Bancorp Inc	453	15,062
Home BancShares Inc	6,905	121,321
HomeStreet Inc *	1,406	37,048
HomeTrust Bancshares Inc	675	17,010
Hope Bancorp Inc	6,848	89,572
Horace Mann Educators Corp	2,144	75,490
Horizon Bancorp Inc	2,116	34,046
Howard Bancorp Inc *	604	8,945
IBERIABANK Corp	3,147	225,671
Impac Mortgage Holdings Inc *	527	2,066
Independence Holding Co	273	9,623
Independence Realty Trust Inc REIT	5,031	54,284
Independent Bank Corp MA	1,407	113,981
Independent Bank Corp MI	915	19,673
Independent Bank Group Inc	1,025	52,572
Industrial Logistics Properties Trust REIT	3,656	73,742
InfraREIT Inc	2,495	52,320
Innovative Industrial Properties Inc REIT	521	42,560
International Bancshares Corp	3,136	119,262
INTL. FCStone Inc *	879	34,070
Invesco Mortgage Capital Inc REIT	7,265	114,787
Investar Holding Corp	346	7,858
Investors Bancorp Inc	13,468	159,596
Investors Real Estate Trust REIT	678	40,619
Investors Title Co	70	11,053
iStar Inc REIT	3,702	31,171
James River Group Holdings Ltd	761	30,501
Jernigan Capital Inc REIT	1,066	22,429
Kearny Financial Corp	3,382	43,526
Kemper Corp	1,157	88,094
Kennedy-Wilson Holdings Inc	3,474	74,309
Kingstone Cos Inc	427	6,294
Kite Realty Group Trust REIT	4,687	74,945
KKR Real Estate Finance Trust Inc REIT	1,221	24,444
Ladder Capital Corp REIT	5,217	88,793
Ladenburg Thalmann Financial Services Inc	585	1,656
Lakeland Bancorp Inc	2,603	38,863
Lakeland Financial Corp	408	18,450

	Shares	Value
LCNB Corp	490	$8,404
Legacy Housing Corp *	256	3,046
LegacyTexas Financial Group Inc	1,611	60,235
LendingClub Corp *	18,181	56,179
Level One Bancorp Inc	312	7,257
Lexington Realty Trust REIT	12,003	108,747
Live Oak Bancshares Inc	699	10,212
LTC Properties Inc REIT	2,229	102,088
Luther Burbank Corp	1,124	11,352
Macatawa Bank Corp	1,383	13,747
Mack-Cali Realty Corp REIT	5,104	113,309
Maiden Holdings Ltd	4,658	3,460
Malvern Bancorp Inc *	319	6,418
Marlin Business Services Corp	362	7,783
MBIA Inc *	4,530	43,126
MBT Financial Corp	1,603	16,062
MedEquities Realty Trust Inc REIT	1,639	18,242
Mercantile Bank Corp	929	30,397
Merchants Bancorp	622	13,373
Meridian Bancorp Inc	2,352	36,903
Metropolitan Bank Holding Corp *	358	12,455
MGIC Investment Corp *	20,046	264,407
Mid Penn Bancorp Inc	278	6,811
Middlefield Banc Corp	165	6,800
Midland States Bancorp Inc	580	13,955
MidSouth Bancorp Inc	846	9,653
MidWestOne Financial Group Inc	644	17,549
Monmouth Real Estate Investment Corp REIT	4,230	55,751
Mr Cooper Group Inc *	4,207	40,345
MutualFirst Financial Inc	331	9,920
MVB Financial Corp	517	7,884
National Bank Holdings Corp ‘A’	1,097	36,486
National Bankshares Inc	392	16,797
National Commerce Corp *	571	22,389
National General Holdings Corp	1,483	35,192
National Health Investors Inc REIT	1,308	102,743
National Storage Affiliates Trust REIT	2,876	81,995
National Western Life Group Inc ‘A’	132	34,646
NBT Bancorp Inc	2,405	86,604
Nelnet Inc ‘A’	1,049	57,768
New Senior Investment Group Inc REIT	4,271	23,277
New York Mortgage Trust Inc REIT	9,644	58,732
NexPoint Residential Trust Inc REIT	1,001	38,378
NI Holdings Inc *	618	9,888
Nicolet Bankshares Inc *	446	26,582
NMI Holdings Inc ‘A’ *	627	16,220
Northeast Bancorp	334	6,907
Northfield Bancorp Inc	2,476	34,416
Northrim BanCorp Inc	400	13,768
NorthStar Realty Europe Corp REIT	2,521	43,765
Northwest Bancshares Inc	5,400	91,638
Norwood Financial Corp	325	10,023
Oak Valley Bancorp	383	6,756
OceanFirst Financial Corp	2,698	64,914
Oconee Federal Financial Corp	92	2,393
Ocwen Financial Corp *	6,575	11,967
Office Properties Income Trust REIT	2,693	74,435
OFG Bancorp (Puerto Rico)	2,449	48,466
Ohio Valley Banc Corp	219	7,917
Old Line Bancshares Inc	804	20,044
Old National Bancorp	8,586	140,810
Old Second Bancorp Inc	1,667	20,988
On Deck Capital Inc *	363	1,967
One Liberty Properties Inc REIT	830	24,070
OP Bancorp	660	5,775
Oppenheimer Holdings Inc ‘A’	564	14,675
Opus Bank	1,121	22,196
Orchid Island Capital Inc REIT	2,843	18,707
Origin Bancorp Inc	654	22,269

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Oritani Financial Corp	2,205	$36,669
Orrstown Financial Services Inc	400	7,436
Pacific City Financial Corp	573	9,999
Pacific Mercantile Bancorp *	843	6,424
Pacific Premier Bancorp Inc	1,736	46,056
Park National Corp	784	74,284
Parke Bancorp Inc	393	8,210
PCSB Financial Corp	803	15,715
PDL Community Bancorp	479	6,682
Peapack Gladstone Financial Corp	1,071	28,082
Pebblebrook Hotel Trust REIT	7,336	227,856
Penns Woods Bancorp Inc	252	10,357
Pennsylvania REIT	1,968	12,379
PennyMac Financial Services Inc	432	9,608
PennyMac Mortgage Investment Trust REIT	3,382	70,041
Peoples Bancorp Inc	1,016	31,466
Peoples Bancorp of North Carolina Inc	252	6,703
Peoples Financial Services Corp	395	17,870
Physicians Realty Trust REIT	10,315	194,025
Piedmont Office Realty Trust Inc ‘A’ REIT	7,140	148,869
Piper Jaffray Cos	773	56,298
PJT Partners Inc ‘A’	73	3,051
PotlatchDeltic Corp REIT	3,744	141,486
PRA Group Inc *	2,525	67,695
Preferred Apartment Communities Inc ‘A’ REIT	2,305	34,160
Premier Financial Bancorp Inc	653	10,259
ProAssurance Corp	3,039	105,180
Protective Insurance Corp ‘B’	495	9,167
Provident Bancorp Inc *	218	4,938
Provident Financial Services Inc	3,465	89,709
Prudential Bancorp Inc	492	8,536
PS Business Parks Inc REIT	350	54,890
QCR Holdings Inc	753	25,542
QTS Realty Trust Inc ‘A’ REIT	1,549	69,690
Radian Group Inc	12,206	253,152
RBB Bancorp	802	15,078
RE/MAX Holdings Inc ‘A’	1,008	38,848
Ready Capital Corp REIT	1,701	24,954
Redwood Trust Inc REIT	5,399	87,194
Regional Management Corp *	291	7,106
Reliant Bancorp Inc	510	11,383
Renasant Corp	2,752	93,155
Republic Bancorp Inc ‘A’	546	24,417
Republic First Bancorp Inc *	2,015	10,579
Retail Opportunity Investments Corp REIT	6,371	110,473
Rexford Industrial Realty Inc REIT	5,206	186,427
Riverview Bancorp Inc	1,181	8,633
RLI Corp	352	25,256
RLJ Lodging Trust REIT	9,832	172,748
RPT Realty REIT	4,504	54,093
S&T Bancorp Inc	1,849	73,091
Sabra Health Care REIT Inc	10,053	195,732
Safehold Inc REIT	417	9,095
Safety Insurance Group Inc	828	72,152
Sandy Spring Bancorp Inc	1,971	61,653
Saul Centers Inc REIT	65	3,339
SB One Bancorp	401	8,710
Seacoast Banking Corp of Florida *	2,149	56,626
Select Bancorp Inc *	853	9,699
Selective Insurance Group Inc	3,100	196,168
Seritage Growth Properties REIT	1,845	81,992
Shore Bancshares Inc	690	10,288
SI Financial Group Inc	678	8,753
Sierra Bancorp	831	20,193
Simmons First National Corp ‘A’	5,182	126,855
SmartFinancial Inc *	619	11,705
South State Corp	2,015	137,705
Southern First Bancshares Inc *	347	11,753
Southern Missouri Bancorp Inc	406	12,505

	Shares	Value
Southern National Bancorp of Virginia Inc	1,093	$16,012
Southside Bancshares Inc	1,804	59,947
Spirit MTA REIT	2,438	15,823
Spirit of Texas Bancshares Inc *	556	11,787
STAG Industrial Inc REIT	5,536	164,142
State Auto Financial Corp	979	32,229
Sterling Bancorp Inc	465	4,715
Stewart Information Services Corp	1,150	49,093
Stifel Financial Corp	3,928	207,241
Stock Yards Bancorp Inc	966	32,660
Stratus Properties Inc *	317	8,372
Summit Financial Group Inc	633	16,781
Summit Hotel Properties Inc REIT	5,848	66,726
Sunstone Hotel Investors Inc REIT	12,896	185,702
Terreno Realty Corp REIT	3,391	142,558
Territorial Bancorp Inc	444	11,948
The Bancorp Inc *	2,903	23,456
The Bank of Princeton	318	10,090
The Community Financial Corp	249	7,064
The First Bancshares Inc	712	22,001
The First of Long Island Corp	1,394	30,570
The GEO Group Inc REIT	5,372	103,142
The Navigators Group Inc	1,049	73,294
Third Point Reinsurance Ltd * (Bermuda)	4,317	44,810
Tier REIT Inc	3,027	86,754
Timberland Bancorp Inc	418	11,696
Tiptree Inc	1,440	9,115
Tompkins Financial Corp	795	60,476
Towne Bank	3,772	93,357
TPG RE Finance Trust Inc REIT	1,992	39,043
Transcontinental Realty Investors Inc *	89	2,780
TriCo Bancshares	1,366	53,670
TriState Capital Holdings Inc *	1,033	21,104
TrustCo Bank Corp NY	5,284	41,004
Trustmark Corp	3,695	124,263
UMB Financial Corp	2,571	164,647
UMH Properties Inc REIT	265	3,731
Union Bankshares Corp	4,371	141,314
Union Bankshares Inc	18	814
United Bankshares Inc	5,560	201,494
United Community Banks Inc	3,657	91,169
United Community Financial Corp	2,742	25,638
United Financial Bancorp Inc	2,885	41,400
United Fire Group Inc	1,086	47,469
United Insurance Holdings Corp	333	5,295
United Security Bancshares	707	7,494
Unity Bancorp Inc	416	7,854
Universal Health Realty Income Trust REIT	70	5,300
Univest Financial Corp	1,641	40,139
Urban Edge Properties REIT	5,193	98,667
Urstadt Biddle Properties Inc ‘A’ REIT	1,678	34,634
Valley National Bancorp	18,291	175,228
Veritex Holdings Inc	1,878	45,485
Virtus Investment Partners Inc	332	32,387
Waddell & Reed Financial Inc ‘A’	4,247	73,431
Walker & Dunlop Inc	1,366	69,543
Washington Federal Inc	4,576	132,201
Washington Prime Group Inc REIT	10,559	59,658
Washington Real Estate Investment Trust REIT	4,330	122,885
Washington Trust Bancorp Inc	620	29,853
Waterstone Financial Inc	1,315	21,645
WesBanco Inc	2,973	118,177
West Bancorporation Inc	734	15,179
Westamerica Bancorporation	1,454	89,857
Western Asset Mortgage Capital Corp REIT	2,601	26,608
Western New England Bancorp Inc	1,485	13,707
Whitestone REIT	2,169	26,071
World Acceptance Corp *	348	40,761

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
WSFS Financial Corp	2,440	$94,184
Xenia Hotels & Resorts Inc REIT	6,364	139,435

		22,059,502

Industrial - 10.3%

AAR Corp	1,855	60,306
Actuant Corp ‘A’	1,751	42,672
Advanced Disposal Services Inc *	244	6,832
Aegion Corp *	1,815	31,890
Alamo Group Inc	66	6,596
Ambarella Inc *	1,038	44,842
American Outdoor Brands Corp *	3,038	28,375
Apogee Enterprises Inc	242	9,073
Applied Optoelectronics Inc *	226	2,757
AquaVenture Holdings Ltd *	597	11,552
ArcBest Corp	1,272	39,165
Ardmore Shipping Corp * (Ireland)	1,832	11,285
Argan Inc	825	41,209
Armstrong Flooring Inc *	1,063	14,457
Astec Industries Inc	664	25,073
Atlas Air Worldwide Holdings Inc *	1,339	67,700
AZZ Inc	1,003	41,053
Babcock & Wilcox Enterprises Inc *	1,646	677
Barnes Group Inc	2,354	121,019
Bel Fuse Inc ‘B’	567	14,334
Belden Inc	2,283	122,597
Benchmark Electronics Inc	2,483	65,179
Boise Cascade Co	131	3,506
Brady Corp ‘A’	2,691	124,889
Briggs & Stratton Corp	2,314	27,375
Caesarstone Ltd	1,306	20,387
Casella Waste Systems Inc ‘A’ *	1,993	70,871
CECO Environmental Corp *	1,743	12,550
Charah Solutions Inc *	183	1,171
Chart Industries Inc *	985	89,162
CIRCOR International Inc *	916	29,862
Columbus McKinnon Corp	499	17,141
Comtech Telecommunications Corp	1,318	30,604
Control4 Corp *	887	15,017
Costamare Inc (Monaco)	2,917	15,168
Covenant Transportation Group Inc ‘A’ *	675	12,811
Daseke Inc *	2,312	11,768
DHT Holdings Inc	5,174	23,076
Digimarc Corp *	30	941
Dorian LPG Ltd *	1,587	10,189
Ducommun Inc *	600	26,112
DXP Enterprises Inc *	217	8,446
Eagle Bulk Shipping Inc *	2,791	12,978
Echo Global Logistics Inc *	81	2,007
EMCOR Group Inc	798	58,318
Encore Wire Corp	1,147	65,631
EnerSys	847	55,190
EnPro Industries Inc	1,043	67,221
ESCO Technologies Inc	1,439	96,456
Fabrinet * (Thailand)	2,036	106,605
FARO Technologies Inc *	47	2,064
Federal Signal Corp	182	4,730
Fitbit Inc ‘A’ *	9,429	55,820
Franklin Electric Co Inc	132	6,744
FreightCar America Inc *	732	4,509
Frontline Ltd * (Norway)	4,338	28,023
GasLog Ltd (Monaco)	2,301	40,175
GATX Corp	2,121	161,981
Genco Shipping & Trading Ltd *	494	3,685
Gencor Industries Inc *	382	4,722
General Finance Corp *	349	3,256
Gibraltar Industries Inc *	1,800	73,098
Global Brass & Copper Holdings Inc	89	3,065
Golar LNG Ltd (Bermuda)	5,343	112,684
GP Strategies Corp *	685	8,323

	Shares	Value
Graham Corp	500	$9,815
Granite Construction Inc	525	22,654
Great Lakes Dredge & Dock Corp *	3,250	28,957
Greif Inc ‘A’	1,317	54,326
Greif Inc ‘B’	303	14,814
Griffon Corp	1,888	34,890
Haynes International Inc	698	22,915
Heritage-Crystal Clean Inc *	798	21,905
Hub Group Inc ‘A’ *	671	27,410
Hurco Cos Inc	360	14,519
Hyster-Yale Materials Handling Inc	587	36,605
IES Holdings Inc *	472	8,387
Infrastructure and Energy Alternatives Inc *	1,052	5,512
Insteel Industries Inc	100	2,092
International Seaways Inc *	1,234	21,151
KBR Inc	7,957	151,899
KEMET Corp	3,186	54,066
Kennametal Inc	1,777	65,305
Kimball Electronics Inc *	1,390	21,531
Knowles Corp *	4,931	86,934
Kratos Defense & Security Solutions Inc *	3,144	49,141
Lawson Products Inc *	282	8,843
LB Foster Co ‘A’ *	557	10,483
Louisiana-Pacific Corp	6,826	166,418
LSB Industries Inc *	1,178	7,351
Lydall Inc *	820	19,237
Manitex International Inc *	138	1,056
Marten Transport Ltd	1,212	21,610
Masonite International Corp *	93	4,640
Matson Inc	1,305	47,097
Milacron Holdings Corp *	3,502	39,643
Mistras Group Inc *	220	3,038
Moog Inc ‘A’	1,657	144,076
Mueller Water Products Inc ‘A’	3,528	35,421
Multi-Color Corp	782	39,014
National Presto Industries Inc	256	27,789
NL Industries Inc *	448	1,738
NN Inc	2,443	18,298
Nordic American Tankers Ltd	7,931	16,021
Northwest Pipe Co *	553	13,272
NVE Corp	17	1,664
Olympic Steel Inc	554	8,792
Orion Group Holdings Inc *	759	2,216
OSI Systems Inc *	597	52,297
Overseas Shipholding Group Inc ‘A’ *	3,316	7,594
PAM Transportation Services Inc *	34	1,664
Park Electrochemical Corp	449	7,049
Park-Ohio Holdings Corp	506	16,384
Plexus Corp *	1,729	105,383
Powell Industries Inc	515	13,673
Primoris Services Corp	770	15,924
Pure Cycle Corp *	501	4,940
Radiant Logistics Inc *	2,123	13,375
Rexnord Corp *	5,231	131,507
Safe Bulkers Inc * (Greece)	2,619	3,824
Sanmina Corp *	3,829	110,467
Scorpio Bulkers Inc	3,112	11,950
Scorpio Tankers Inc (Monaco)	2,579	51,167
SEACOR Holdings Inc *	967	40,885
Ship Finance International Ltd (Norway)	4,589	56,628
SPX Corp *	435	15,134
SPX FLOW Inc *	2,381	75,954
Standex International Corp	155	11,377
Sterling Construction Co Inc *	1,125	14,085
Stoneridge Inc *	153	4,416
SunPower Corp *	2,244	14,608
Synalloy Corp	469	7,129
SYNNEX Corp	2,348	223,976
Tech Data Corp *	2,103	215,368
Teekay Corp (Bermuda)	3,807	14,923

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Teekay Tankers Ltd ‘A’ (Bermuda)	10,678	$10,359
Tetra Tech Inc	198	11,799
The Eastern Co	299	8,228
The Gorman-Rupp Co	780	26,473
The Greenbrier Cos Inc	1,789	57,659
The Manitowoc Co Inc *	1,996	32,754
Tidewater Inc *	1,683	39,029
TimkenSteel Corp *	2,255	24,489
Tredegar Corp	1,459	23,548
TriMas Corp *	2,591	78,326
Trinseo SA	747	33,839
Triumph Group Inc	2,751	52,434
TTM Technologies Inc *	5,299	62,157
Tutor Perini Corp *	2,108	36,089
Twin Disc Inc *	521	8,675
UFP Technologies Inc *	377	14,100
Universal Forest Products Inc	402	12,016
US Xpress Enterprises Inc ‘A’ *	586	3,873
USA Truck Inc *	50	722
Vicor Corp *	82	2,544
Vishay Intertechnology Inc	7,486	138,266
Vishay Precision Group Inc *	134	4,584
VSE Corp	443	13,990
Watts Water Technologies Inc ‘A’	679	54,877
Werner Enterprises Inc	1,466	50,064
Wesco Aircraft Holdings Inc *	2,260	19,865
Willis Lease Finance Corp *	174	7,376
WillScot Corp *	711	7,885
Worthington Industries Inc	182	6,792
YRC Worldwide Inc *	1,543	10,323

		5,824,335

Technology - 5.9%

3D Systems Corp *	5,858	63,032
ACI Worldwide Inc *	349	11,472
Agilysys Inc *	472	9,992
Allscripts Healthcare Solutions Inc *	8,658	82,597
Alpha & Omega Semiconductor Ltd *	1,088	12,523
American Software Inc ‘A’	713	8,520
Amkor Technology Inc *	5,792	49,464
Avaya Holdings Corp *	5,916	99,566
Avid Technology Inc *	493	3,673
AVX Corp	2,644	45,847
Axcelis Technologies Inc *	1,835	36,920
AXT Inc *	2,226	9,906
CACI International Inc ‘A’ *	1,387	252,462
Castlight Health Inc ‘B’ *	351	1,316
CEVA Inc *	85	2,292
Cirrus Logic Inc *	3,182	133,867
Cohu Inc	1,427	21,048
Computer Programs & Systems Inc	326	9,679
Cray Inc *	1,891	49,261
Cree Inc *	5,836	333,936
CSG Systems International Inc	322	13,621
CTS Corp	1,850	54,335
Cubic Corp	471	26,489
Daily Journal Corp *	64	13,702
Diebold Nixdorf Inc *	4,304	47,645
Diodes Inc *	1,707	59,233
Domo Inc ‘B’ *	151	6,090
Donnelley Financial Solutions Inc *	1,037	15,431
eGain Corp *	124	1,296
Electronics For Imaging Inc *	2,471	66,470
Evolent Health Inc ‘A’ *	2,963	37,275
Exela Technologies Inc *	477	1,593
FormFactor Inc *	3,841	61,802
InnerWorkings Inc *	2,305	8,344
Insight Enterprises Inc *	1,241	68,329
Kopin Corp *	227	304
Lumentum Holdings Inc *	627	35,451

	Shares	Value
MACOM Technology Solutions Holdings Inc *	2,585	$43,195
ManTech International Corp ‘A’	1,497	80,868
Maxwell Technologies Inc *	2,320	10,370
Mercury Systems Inc *	1,301	83,368
MicroStrategy Inc ‘A’ *	486	70,105
Monotype Imaging Holdings Inc	1,232	24,504
MTS Systems Corp	1,005	54,732
NantHealth Inc *	859	790
NetScout Systems Inc *	4,235	118,876
NextGen Healthcare Inc *	1,131	19,035
PAR Technology Corp *	95	2,324
PDF Solutions Inc *	1,451	17,920
Perspecta Inc	8,027	162,306
Photronics Inc *	3,681	34,785
Pitney Bowes Inc	5,311	36,487
Presidio Inc	2,303	34,084
Rambus Inc *	6,017	62,878
Science Applications International Corp	464	35,705
SecureWorks Corp ‘A’ *	427	7,857
Semtech Corp *	287	14,611
Stratasys Ltd *	2,865	68,244
SVMK Inc *	173	3,150
Sykes Enterprises Inc *	2,236	63,234
Synaptics Inc *	1,775	70,556
Telenav Inc *	910	5,524
Tenable Holdings Inc *	272	8,612
The KeyW Holding Corp *	2,741	23,627
TiVo Corp	6,834	63,693
Ultra Clean Holdings Inc *	2,174	22,501
Unisys Corp *	893	10,421
Veeco Instruments Inc *	2,681	29,062
Verint Systems Inc *	3,646	218,250
Vuzix Corp *	198	606
Xperi Corp	2,151	50,333

		3,307,396

Utilities - 6.8%

ALLETE Inc	2,912	239,454
Ameresco Inc ‘A’ *	1,064	17,215
American States Water Co	662	47,200
Artesian Resources Corp ‘A’	429	15,989
Atlantic Power Corp *	6,250	15,750
Avista Corp	3,700	150,294
Black Hills Corp	3,027	224,210
California Water Service Group	2,487	134,994
Chesapeake Utilities Corp	796	72,603
Clearway Energy Inc ‘A’	1,942	28,237
Clearway Energy Inc ‘C’	4,180	63,160
Connecticut Water Service Inc	681	46,751
Consolidated Water Co Ltd (Cayman)	792	10,193
El Paso Electric Co	2,286	134,462
IDACORP Inc	2,859	284,585
MGE Energy Inc	1,974	134,173
Middlesex Water Co	117	6,551
New Jersey Resources Corp	4,562	227,142
Northwest Natural Holding Co	1,619	106,255
NorthWestern Corp	2,853	200,880
ONE Gas Inc	2,944	262,104
Ormat Technologies Inc	2,250	124,087
Otter Tail Corp	2,235	111,348
PICO Holdings Inc *	1,071	10,603
PNM Resources Inc	4,493	212,699
Portland General Electric Co	5,056	262,103
RGC Resources Inc	400	10,604
SJW Group	469	28,956
South Jersey Industries Inc	4,458	142,968
Southwest Gas Holdings Inc	2,989	245,875
Spire Inc	2,783	229,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
The York Water Co	68	$2,334
Unitil Corp	823	44,582

		3,847,374

Total Common Stocks (Cost $55,249,494)		54,625,909

EXCHANGE-TRADED FUND - 1.6%

iShares Russell 2000 Value	7,610	912,439

Total Exchange-Traded Fund (Cost $925,394)		912,439

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.3%

Repurchase Agreement - 1.3%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $725,072; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $742,530)	$725,042	$725,042

Total Short-Term Investment (Cost $725,042)		725,042

TOTAL INVESTMENTS - 99.9% (Cost $56,899,930)		56,263,390

DERIVATIVES - (0.0%)
(See Note (a) in Notes to Schedule of Investments)		(10,031)

OTHER ASSETS & LIABILITIES, NET - 0.1%		34,443

NET ASSETS - 100.0%		$56,287,802

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of March 31, 2019 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	06/19	10	$781,931	$771,900	($10,031)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$1,936,844	$1,936,844	$-	$-
	Communications	3,029,739	3,029,739	-	-
	Consumer, Cyclical	5,748,887	5,748,887	-	-
	Consumer, Non-Cyclical	5,665,004	5,664,957	47	-
	Energy	3,206,828	3,206,828	-	-
	Financial	22,059,502	22,059,502	-	-
	Industrial	5,824,335	5,824,335	-	-
	Technology	3,307,396	3,307,396	-	-
	Utilities	3,847,374	3,847,374	-	-

	Total Common Stocks	54,625,909	54,625,862	47	-

	Exchange-Traded Fund	912,439	912,439	-	-
	Short-Term Investment	725,042	-	725,042	-

	Total Assets	56,263,390	55,538,301	725,089	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(10,031)	(10,031)	-	-

	Total Liabilities	(10,031)	(10,031)	-	-

	Total	$56,253,359	$55,528,270	$725,089	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Hong Kong - 0.0%

Xinjiang Goldwind Science & Technology Co Ltd * Exp 4/23/19	5,434	$2,139

India - 0.0%

Vodafone Idea Ltd * Exp 4/24/19	254,133	21,094

South Korea - 0.0%

Doosan Heavy Industries & Construction Co Ltd * Exp 4/25/19	1,217	1,222

Total Rights (Cost $77,864)		24,455

PREFERRED STOCKS - 2.7%

Brazil - 2.3%

Banco Bradesco SA	92,546	1,014,960
Braskem SA ADR ‘A’	3,433	88,640
Centrais Eletricas Brasileiras SA ‘B’ *	6,500	62,853
Cia Brasileira de Distribuicao ‘A’	7,551	176,386
Cia Energetica de Minas Gerais	39,993	141,980
Gerdau SA	54,395	210,336
Itau Unibanco Holding SA	94,937	834,838
Lojas Americanas SA	20,214	86,580
Petroleo Brasileiro SA	203,805	1,460,602
Telefonica Brasil SA	15,400	186,829

		4,264,004

Chile - 0.2%

Embotelladora Andina SA ‘B’	24,747	90,369
Sociedad Quimica y Minera de Chile SA ‘B’	4,075	156,617

		246,986

Colombia - 0.2%

Banco Davivienda SA	4,225	49,565
Bancolombia SA ADR	3,365	171,817
Grupo Argos SA	12,536	58,197
Grupo Aval Acciones y Valores SA	133,651	51,775
Grupo de Inversiones Suramericana SA	4,367	47,121

		378,475

South Korea - 0.0%

CJ Corp * ±	237	7,655

Total Preferred Stocks (Cost $3,726,995)		4,897,120

COMMON STOCKS - 96.8%

Brazil - 5.3%

Ambev SA	133,040	571,868
Ambev SA ADR	54,171	232,935
Atacadao SA	20,800	106,727
B2W Cia Digital *	5,500	59,308
B3 SA - Brasil Bolsa Balcao	36,146	296,528
Banco Bradesco SA	31,494	304,455
Banco BTG Pactual SA	4,483	41,448
Banco do Brasil SA	16,716	208,003
Banco Santander Brasil SA	6,800	76,365
BB Seguridade Participacoes SA	26,309	178,200

	Shares	Value
BRF SA *	26,067	$150,796
CCR SA	107,499	322,331
Centrais Eletricas Brasileiras SA *	6,700	62,784
Cia de Saneamento Basico do Estado de Sao Paulo	13,900	149,105
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,310	45,600
Cia Energetica de Minas Gerais	7,039	30,023
Cia Siderurgica Nacional SA *	33,700	139,866
Cia Siderurgica Nacional SA ADR *	8,700	35,757
Cielo SA	54,074	131,064
Cosan SA	10,119	110,227
Embraer SA	15,293	72,064
Energisa SA	2,940	30,449
Engie Brasil Energia SA	5,850	63,814
Equatorial Energia SA	5,841	119,346
Gerdau SA	6,100	19,007
Hapvida Participacoes e Investimentos SA ~	6,030	47,373
Hypera SA	10,627	70,297
IRB Brasil Resseguros SA	6,312	147,106
Itau Unibanco Holding SA	12,969	98,874
Klabin SA	35,482	154,331
Kroton Educacional SA	74,609	201,988
Localiza Rent a Car SA	26,400	222,913
Lojas Americanas SA	6,294	21,251
Lojas Renner SA	30,684	343,254
M Dias Branco SA	1,200	13,317
Magazine Luiza SA	2,938	129,703
Multiplan Empreendimentos Imobiliarios SA	2,100	12,545
Natura Cosmeticos SA	11,321	131,242
Petrobras Distribuidora SA	17,202	101,709
Petroleo Brasileiro SA	153,593	1,221,965
Porto Seguro SA	10,623	146,050
Raia Drogasil SA	15,170	253,004
Rumo SA *	39,500	193,195
Suzano Papel e Celulose SA	23,344	277,535
TIM Participacoes SA	34,131	102,776
Ultrapar Participacoes SA	9,442	113,342
Usinas Siderurgicas de Minas Gerais SA Usiminas	5,600	16,663
Vale SA	166,363	2,164,013
WEG SA	5,583	25,667

		9,768,183

Chile - 1.1%

AES Gener SA	129,514	34,810
Aguas Andinas SA ‘A’	155,212	88,245
Banco de Chile	284,354	41,858
Banco de Chile ADR	2,051	60,381
Banco de Credito e Inversiones SA	1,274	81,445
Banco Santander Chile	450,617	33,897
Banco Santander Chile ADR	5,196	154,581
Cencosud SA	105,248	182,207
Cia Cervecerias Unidas SA	3,038	43,492
Cia Cervecerias Unidas SA ADR	3,557	104,789
Colbun SA	337,804	76,347
Empresa Nacional de Telecomunicaciones SA	11,955	124,486
Empresas CMPC SA	44,430	156,695
Empresas COPEC SA	6,933	88,011
Enel Americas SA	574,835	102,153
Enel Americas SA ADR	19,889	177,609
Enel Chile SA ADR	25,110	130,070
Itau CorpBanca	8,062,895	71,108
Latam Airlines Group SA	10,543	111,965
Latam Airlines Group SA ADR	8,586	90,840
SACI Falabella	17,920	133,247
Sociedad Quimica y Minera de Chile SA ADR	732	28,138

		2,116,374

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
China - 17.1%

AAC Technologies Holdings Inc	31,000	$183,877
Agile Group Holdings Ltd	126,000	204,519
Agricultural Bank of China Ltd ‘H’	429,000	198,311
Air China Ltd ‘H’	86,000	105,916
Alibaba Group Holding Ltd ADR *	12,375	2,257,819
Aluminum Corp of China Ltd ‘H’ *	166,000	61,338
Angang Steel Co Ltd ‘H’	78,000	57,148
Anhui Conch Cement Co Ltd ‘H’	62,000	379,372
ANTA Sports Products Ltd	21,000	143,157
BAIC Motor Corp Ltd ‘H’ ~	120,000	78,550
Baidu Inc ADR *	4,052	667,972
Bank of China Ltd ‘H’	1,079,400	490,555
Bank of Communications Co Ltd ‘H’	107,925	88,542
BBMG Corp ‘H’	103,000	37,871
Beijing Capital International Airport Co Ltd ‘H’	66,000	62,687
Beijing Enterprises Holdings Ltd	12,000	68,141
Beijing Enterprises Water Group Ltd	192,000	118,775
Brilliance China Automotive Holdings Ltd	78,000	77,479
BYD Co Ltd ‘H’	40,000	241,850
CGN Power Co Ltd ‘H’ ~	171,000	47,730
China Cinda Asset Management Co Ltd ‘H’	252,000	70,080
China CITIC Bank Corp Ltd ‘H’	159,000	101,388
China Coal Energy Co Ltd ‘H’	58,000	24,032
China Communications Construction Co Ltd ‘H’	143,000	148,207
China Communications Services Corp Ltd ‘H’	48,000	42,889
China Conch Venture Holdings Ltd	33,000	118,169
China Construction Bank Corp ‘H’	1,473,340	1,264,669
China Eastern Airlines Corp Ltd ‘H’	76,000	53,931
China Energy Engineering Corp Ltd ‘H’	54,000	6,535
China Everbright Bank Co Ltd ‘H’	88,000	41,668
China Everbright International Ltd	86,333	87,936
China Evergrande Group	116,000	386,339
China Galaxy Securities Co Ltd ‘H’	37,500	24,717
China Hongqiao Group Ltd	61,500	46,353
China Huarong Asset Management Co Ltd ‘H’ ~	800,000	170,455
China Huishan Dairy Holdings Co Ltd * Ω ±	88,000	3,531
China International Capital Corp Ltd ‘H’ ~	26,000	60,356
China Jinmao Holdings Group Ltd	232,000	151,704
China Life Insurance Co Ltd ‘H’	59,000	159,072
China Longyuan Power Group Corp Ltd ‘H’	83,000	57,830
China Mengniu Dairy Co Ltd	38,000	141,429
China Merchants Bank Co Ltd ‘H’	92,800	452,097
China Merchants Port Holdings Co Ltd	34,957	74,551
China Merchants Securities Co Ltd ‘H’ ~	13,600	19,308
China Minsheng Banking Corp Ltd ‘H’	175,500	127,633
China Mobile Ltd	70,500	719,405
China Mobile Ltd ADR	18,350	935,666
China Molybdenum Co Ltd ‘H’	120,000	50,270
China National Building Material Co Ltd ‘H’	278,000	220,028
China Oilfield Services Ltd ‘H’	70,000	75,565
China Overseas Land & Investment Ltd	206,000	783,934
China Pacific Insurance Group Co Ltd ‘H’	48,600	190,961
China Petroleum & Chemical Corp ‘H’	696,400	552,709
China Railway Construction Corp Ltd ‘H’	78,000	102,376
China Railway Group Ltd ‘H’	108,000	98,606
China Railway Signal & Communication Corp Ltd ‘H’ ~	52,000	41,186
China Reinsurance Group Corp ‘H’	189,000	40,002
China Resources Beer Holdings Co Ltd	29,333	123,722
China Resources Cement Holdings Ltd	134,000	138,837
China Resources Gas Group Ltd	46,000	217,164
China Resources Land Ltd	132,444	595,192
China Resources Pharmaceutical Group Ltd ~	58,000	81,990

	Shares	Value
China Resources Power Holdings Co Ltd	64,000	$96,256
China Shenhua Energy Co Ltd ‘H’	86,500	197,410
China Southern Airlines Co Ltd ‘H’	94,000	84,111
China State Construction International Holdings Ltd	74,250	69,677
China Taiping Insurance Holdings Co Ltd	73,634	220,096
China Telecom Corp Ltd ‘H’	152,000	84,576
China Telecom Corp Ltd ADR	505	28,285
China Unicom Hong Kong Ltd	308,000	392,153
China Unicom Hong Kong Ltd ADR	4,313	55,206
China Vanke Co Ltd ‘H’	35,100	147,732
Chongqing Rural Commercial Bank Co Ltd ‘H’	144,000	83,339
CIFI Holdings Group Co Ltd	88,000	66,838
CITIC Ltd	53,000	79,231
CITIC Securities Co Ltd ‘H’	38,000	88,787
CNOOC Ltd	213,000	396,751
CNOOC Ltd ADR	2,523	468,672
COSCO SHIPPING Holdings Co Ltd ‘H’ *	59,500	24,734
Country Garden Holdings Co Ltd	358,580	561,440
Country Garden Services Holdings Co Ltd *	22,710	42,403
CRRC Corp Ltd ‘H’	108,000	101,878
CSC Financial Co Ltd ‘H’ ~	16,000	14,249
CSPC Pharmaceutical Group Ltd	172,000	320,460
Ctrip.com International Ltd ADR *	1,909	83,404
Dali Foods Group Co Ltd ~	87,000	64,976
Dongfeng Motor Group Co Ltd ‘H’	60,000	60,193
ENN Energy Holdings Ltd	22,700	219,710
Everbright Securities Co Ltd ‘H’ ~	11,000	10,980
Fosun International Ltd	27,292	46,370
Future Land Development Holdings Ltd	88,000	109,267
Fuyao Glass Industry Group Co Ltd ‘H’ ~	25,200	84,749
Geely Automobile Holdings Ltd	180,000	345,417
GF Securities Co Ltd ‘H’	27,600	39,750
Great Wall Motor Co Ltd ‘H’	179,500	135,055
Guangdong Investment Ltd	42,000	81,094
Guangzhou Automobile Group Co Ltd ‘H’	68,400	80,952
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd ‘H’	4,000	17,666
Guangzhou R&F Properties Co Ltd ‘H’	74,000	160,511
Guotai Junan Securities Co Ltd ‘H’ ~	5,600	12,478
Haitong Securities Co Ltd ‘H’	63,600	82,494
Hanergy Thin Film Power Group Ltd * Ω ±	122,000	58,281
Hengan International Group Co Ltd	31,000	271,783
Huaneng Power International Inc ‘H’	80,000	46,492
Huatai Securities Co Ltd ‘H’ ~	35,800	71,744
Industrial & Commercial Bank of China Ltd ‘H’	1,017,045	746,902
JD.com Inc ADR *	6,686	201,583
Jiangsu Expressway Co Ltd ‘H’	46,000	65,089
Jiangxi Copper Co Ltd ‘H’	43,000	57,122
Kunlun Energy Co Ltd	216,000	226,105
Legend Holdings Corp ‘H’ ~	8,300	22,079
Lenovo Group Ltd	364,000	328,417
Logan Property Holdings Co Ltd	78,000	129,382
Longfor Group Holdings Ltd	71,000	250,426
Maanshan Iron & Steel Co Ltd ‘H’	106,000	51,957
Metallurgical Corp of China Ltd ‘H’	77,000	22,796
Momo Inc ADR *	2,100	80,304
NetEase Inc ADR	764	184,468
New China Life Insurance Co Ltd ‘H’	18,800	96,017
New Oriental Education & Technology Group Inc ADR *	265	23,874
Orient Securities Co Ltd ~	14,000	11,245
PetroChina Co Ltd ‘H’	546,000	357,419
PICC Property & Casualty Co Ltd ‘H’	230,341	262,222
Ping An Insurance Group Co of China Ltd ‘H’	127,500	1,435,422
Postal Savings Bank of China Co Ltd ‘H’ ~	51,000	29,201

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Semiconductor Manufacturing International Corp *	108,300	$109,755
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	40,000	38,251
Shanghai Electric Group Co Ltd ‘H’	58,000	22,040
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	14,000	50,672
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	30,000	65,386
Shenzhou International Group Holdings Ltd	29,800	400,369
Shimao Property Holdings Ltd	92,426	289,649
Silergy Corp	2,000	29,959
Sinopec Engineering Group Co Ltd ‘H’	30,500	29,827
Sinopec Shanghai Petrochemical Co Ltd ‘H’	204,000	97,266
Sinopharm Group Co Ltd ‘H’	35,600	148,430
Sinotruk Hong Kong Ltd	30,500	65,096
Sunac China Holdings Ltd	129,000	644,186
Sunny Optical Technology Group Co Ltd	14,900	178,627
Tencent Holdings Ltd	78,600	3,614,640
Tingyi Cayman Islands Holding Corp	96,000	158,467
TravelSky Technology Ltd ‘H’	34,000	90,037
Tsingtao Brewery Co Ltd ‘H’	10,000	47,179
Uni-President China Holdings Ltd	47,000	46,124
Want Want China Holdings Ltd	245,000	203,809
Weichai Power Co Ltd ‘H’	96,800	155,364
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	28,600	41,247
Yanzhou Coal Mining Co Ltd ‘H’	124,000	122,022
Yum China Holdings Inc	942	42,305
Zhongsheng Group Holdings Ltd	40,500	100,752
Zhuzhou CRRC Times Electric Co Ltd ‘H’	12,200	72,224
Zijin Mining Group Co Ltd ‘H’	288,000	119,240
ZTE Corp ‘H’ *	11,600	34,984

		31,681,688

Colombia - 0.4%

Banco de Bogota SA	3,253	67,345
Bancolombia SA	5,998	74,504
Cementos Argos SA	10,003	24,725
Ecopetrol SA	104,999	112,474
Ecopetrol SA ADR	3,128	67,064
Grupo Argos SA	18,939	107,526
Grupo de Inversiones Suramericana SA	7,844	90,151
Grupo Energia Bogota SA ESP *	42,482	27,650
Grupo Nutresa SA	5,542	44,816
Interconexion Electrica SA ESP	22,633	113,306

		729,561

Czech Republic - 0.2%

CEZ AS	8,983	211,099
Komercni banka AS	1,798	73,495
Moneta Money Bank AS ~	17,746	61,266
O2 Czech Republic AS	2,533	27,464
Philip Morris CR AS	16	10,986

		384,310

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	51,690	200,989
Egyptian Financial Group-Hermes Holding Co GDR *	174	340

		201,329

Greece - 0.2%

Alpha Bank AE *	1,371	1,902
Athens Water Supply & Sewage Co SA	1,811	11,133
Hellenic Petroleum SA	3,272	31,428
Hellenic Telecommunications Organization SA	8,164	109,332
JUMBO SA	4,114	68,916

	Shares	Value
Motor Oil Hellas Corinth Refineries SA	2,115	$49,111
National Bank of Greece SA *	423	740
OPAP SA	9,355	96,689
Terna Energy SA	1,519	11,007
Titan Cement Co SA	1,910	41,265

		421,523

Hong Kong - 0.5%

China Gas Holdings Ltd	54,800	193,056
Fullshare Holdings Ltd	215,000	28,794
Haier Electronics Group Co Ltd	53,000	154,308
Nine Dragons Paper Holdings Ltd	133,000	126,947
Sino Biopharmaceutical Ltd	247,000	225,732
Sun Art Retail Group Ltd	99,500	97,070
United Energy Group Ltd	246,000	47,691

		873,598

Hungary - 0.4%

MOL Hungarian Oil & Gas PLC	43,117	494,448
OTP Bank Nyrt	7,129	314,288
Richter Gedeon Nyrt	2,148	40,581

		849,317

India - 14.4%

3M India Ltd *	98	34,341
ABB India Ltd	1,174	22,291
ACC Ltd	3,461	83,247
Adani Enterprises Ltd	13,363	28,255
Adani Ports & Special Economic Zone Ltd	43,039	234,816
Adani Power Ltd *	50,365	35,019
Adani Transmission Ltd *	13,229	41,494
Aditya Birla Capital Ltd *	37,484	52,588
Aditya Birla Fashion and Retail Ltd *	12,205	38,830
AIA Engineering Ltd	1,359	35,218
Ambuja Cements Ltd	24,578	83,489
Apollo Hospitals Enterprise Ltd	3,659	64,819
Apollo Tyres Ltd	17,529	56,294
Ashok Leyland Ltd	84,431	111,196
Asian Paints Ltd	14,356	309,097
Astral Poly Technik Ltd	689	11,549
Aurobindo Pharma Ltd	21,707	245,695
Avenue Supermarts Ltd * ~	2,279	48,352
Axis Bank Ltd *	47,295	529,998
Bajaj Auto Ltd	4,776	200,630
Bajaj Finance Ltd	6,897	300,946
Bajaj Finserv Ltd	1,075	109,224
Bajaj Holdings & Investment Ltd	2,278	112,348
Balkrishna Industries Ltd	5,243	75,289
Bank of Baroda *	29,605	54,959
Bayer CropScience Ltd	167	10,614
Berger Paints India Ltd	12,181	56,844
Bharat Electronics Ltd	50,663	68,176
Bharat Forge Ltd	18,538	137,071
Bharat Heavy Electricals Ltd	34,450	37,257
Bharat Petroleum Corp Ltd	28,156	161,897
Bharti Airtel Ltd	78,556	377,549
Bharti Infratel Ltd	22,917	103,646
Biocon Ltd	4,888	43,126
Bosch Ltd	242	63,489
Britannia Industries Ltd	1,116	49,660
Cadila Healthcare Ltd	15,202	76,126
Canara Bank *	8,848	37,182
Castrol India Ltd	10,354	24,876
Central Bank of India *	10,195	5,248
Cholamandalam Investment & Finance Co Ltd	4,554	95,497
Cipla Ltd	18,131	138,407
Coal India Ltd	23,173	79,321
Colgate-Palmolive India Ltd	3,475	63,101
Container Corp Of India Ltd	11,202	84,926

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Coromandel International Ltd	1,670	$12,239
Crompton Greaves Consumer Electricals Ltd	9,606	31,508
Cummins India Ltd	2,645	28,466
Dabur India Ltd	18,862	111,267
Dewan Housing Finance Corp Ltd	11,337	24,563
Divi’s Laboratories Ltd	2,762	67,877
DLF Ltd	20,025	58,517
Dr Reddy’s Laboratories Ltd	4,667	187,572
Dr Reddy’s Laboratories Ltd ADR	1,737	70,348
Edelweiss Financial Services Ltd	31,599	90,063
Eicher Motors Ltd	564	167,218
Emami Ltd	6,390	36,909
Endurance Technologies Ltd ~	1,090	18,254
Exide Industries Ltd	10,399	32,816
Federal Bank Ltd	92,355	128,497
Future Retail Ltd *	3,425	22,444
GAIL India Ltd	50,508	253,641
GAIL India Ltd GDR	497	15,208
Gillette India Ltd	251	23,895
GlaxoSmithKline Consumer Healthcare Ltd	456	47,689
GlaxoSmithKline Pharmaceuticals Ltd	626	11,723
Glenmark Pharmaceuticals Ltd	16,135	150,786
Godrej Consumer Products Ltd	12,213	120,975
Godrej Industries Ltd	3,691	28,572
Godrej Properties Ltd *	1,161	13,633
Graphite India Ltd	3,492	22,488
Grasim Industries Ltd	12,419	153,830
GRUH Finance Ltd	8,133	32,377
Havells India Ltd	9,095	101,479
HCL Technologies Ltd	26,201	411,648
HDFC Bank Ltd	34,344	1,152,378
HEG Ltd	354	10,691
Hero MotoCorp Ltd	2,851	105,062
Hindalco Industries Ltd	77,964	231,266
Hindustan Petroleum Corp Ltd	24,500	100,762
Hindustan Unilever Ltd	29,335	722,533
Honeywell Automation India Ltd	75	24,196
Housing Development Finance Corp Ltd	30,596	869,016
ICICI Bank Ltd	48,077	277,737
ICICI Lombard General Insurance Co Ltd ~	2,002	29,830
ICICI Prudential Life Insurance Co Ltd ~	8,019	40,538
IDFC First Bank Ltd *	44,967	36,003
IIFL Holdings Ltd	6,089	37,693
Indiabulls Housing Finance Ltd	27,631	341,852
Indiabulls Ventures Ltd	4,397	20,653
Indian Bank *	7,670	30,980
Indian Oil Corp Ltd	49,564	116,759
Indraprastha Gas Ltd	7,887	34,736
IndusInd Bank Ltd	8,004	205,651
Info Edge India Ltd	1,347	35,785
Infosys Ltd	135,018	1,449,009
Infosys Ltd ADR	12,198	133,324
InterGlobe Aviation Ltd ~	5,127	105,596
ITC Ltd	121,726	522,088
Jindal Steel & Power Ltd *	31,099	80,617
JSW Steel Ltd	86,762	366,877
Jubilant Foodworks Ltd	3,614	75,298
Kansai Nerolac Paints Ltd	4,224	27,930
Kotak Mahindra Bank Ltd	16,261	313,311
L&T Finance Holdings Ltd	51,369	113,014
Larsen & Toubro Infotech Ltd ~	2,091	51,405
Larsen & Toubro Ltd	11,438	228,808
LIC Housing Finance Ltd	33,724	259,069
Lupin Ltd	14,964	159,624
Mahindra & Mahindra Financial Services Ltd	16,332	99,337
Mahindra & Mahindra Ltd	29,886	290,628
Mangalore Refinery & Petrochemicals Ltd	10,554	11,328
Marico Ltd	20,310	101,610
Maruti Suzuki India Ltd	3,872	372,755

	Shares	Value
Mindtree Ltd	6,706	$91,431
Motherson Sumi Systems Ltd	51,502	111,371
Mphasis Ltd	4,838	69,295
MRF Ltd	99	82,827
Muthoot Finance Ltd	13,600	120,758
Natco Pharma Ltd	1,264	10,465
National Aluminium Co Ltd	22,402	17,927
Nestle India Ltd	1,143	180,703
NHPC Ltd	121,339	43,265
NTPC Ltd	33,108	64,330
Oberoi Realty Ltd	4,669	35,613
Odisha Cement Ltd *	3,754	53,621
Oil & Natural Gas Corp Ltd	35,346	81,516
Oil India Ltd	8,399	22,478
Oracle Financial Services Software Ltd	1,647	80,589
Page Industries Ltd	354	127,544
Petronet LNG Ltd	73,060	265,198
PI Industries Ltd	1,184	17,637
Pidilite Industries Ltd	5,995	107,792
Piramal Enterprises Ltd	2,785	111,125
PNB Housing Finance Ltd ~	2,908	36,306
Power Finance Corp Ltd	42,871	76,172
Power Grid Corp of India Ltd	65,479	187,060
Procter & Gamble Hygiene & Health Care Ltd	445	69,573
Punjab National Bank *	42,600	58,785
Quess Corp Ltd * ~	650	7,006
Rajesh Exports Ltd	5,961	57,288
RBL Bank Ltd ~	12,532	122,936
REC Ltd	78,099	172,182
Reliance Industries Ltd	105,265	2,071,646
SBI Life Insurance Co Ltd ~	3,861	32,486
Shree Cement Ltd	319	85,959
Shriram Transport Finance Co Ltd	11,759	216,816
Siemens Ltd	2,517	41,021
State Bank of India *	28,174	130,307
Steel Authority of India Ltd *	36,180	28,075
Sterlite Technologies Ltd	2,104	6,631
Sun Pharmaceutical Industries Ltd	13,532	93,626
Sun TV Network Ltd	5,030	45,556
Sundaram Finance Holdings Ltd	415	511
Sundaram Finance Ltd	1,345	30,261
Supreme Industries Ltd	1,709	27,547
Tata Chemicals Ltd	9,007	76,564
Tata Communications Ltd	4,244	37,552
Tata Consultancy Services Ltd	40,193	1,161,661
Tata Global Beverages Ltd	20,394	60,012
Tata Motors Ltd *	139,254	350,382
Tata Motors Ltd ADR *	3,376	42,403
Tata Steel Ltd	39,476	296,760
Tech Mahindra Ltd	33,089	370,936
The Indian Hotels Co Ltd	16,687	37,299
The Ramco Cements Ltd	4,166	44,284
The Tata Power Co Ltd	60,630	64,598
Titan Co Ltd	10,312	170,002
Torrent Pharmaceuticals Ltd	3,288	92,552
TVS Motor Co Ltd	5,981	40,638
UltraTech Cement Ltd	2,152	124,263
United Breweries Ltd	2,860	57,563
United Spirits Ltd *	12,642	100,985
UPL Ltd	35,361	489,514
Vedanta Ltd	146,859	391,276
Vodafone Idea Ltd *	111,001	29,224
Voltas Ltd	2,882	26,184
Whirlpool of India Ltd	1,327	29,017
Wipro Ltd	60,112	221,219
Yes Bank Ltd	116,238	460,652
Zee Entertainment Enterprises Ltd	24,360	156,785

		26,521,808

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Indonesia - 2.6%

P.T. Ace Hardware Indonesia Tbk	329,600	$41,224
P.T. Adaro Energy Tbk	1,948,600	184,533
P.T. Astra International Tbk	584,500	300,127
P.T. Bank Central Asia Tbk	243,300	474,771
P.T. Bank Danamon Indonesia Tbk	225,400	147,206
P.T. Bank Mandiri Persero Tbk	344,758	180,910
P.T. Bank Negara Indonesia Persero Tbk	288,300	190,810
P.T. Bank Pan Indonesia Tbk *	133,300	13,464
P.T. Bank Rakyat Indonesia Persero Tbk	2,226,100	646,371
P.T. Bank Tabungan Negara Persero Tbk	283,000	48,657
P.T. Barito Pacific Tbk	226,700	57,197
P.T. Bukit Asam Tbk	236,700	69,928
P.T. Bumi Serpong Damai Tbk *	517,200	51,149
P.T. Charoen Pokphand Indonesia Tbk	285,100	128,260
P.T. Gudang Garam Tbk	29,600	173,178
P.T. Indah Kiat Pulp & Paper Corp Tbk	233,500	141,244
P.T. Indo Tambangraya Megah Tbk	35,500	59,767
P.T. Indocement Tunggal Prakarsa Tbk	27,300	42,084
P.T. Indofood CBP Sukses Makmur Tbk	118,700	77,854
P.T. Indofood Sukses Makmur Tbk	131,100	58,731
P.T. Japfa Comfeed Indonesia Tbk	159,300	19,654
P.T. Jasa Marga Persero Tbk	103,744	43,599
P.T. Kalbe Farma Tbk	785,300	83,808
P.T. Mayora Indah Tbk	297,475	53,506
P.T. Mitra Keluarga Karyasehat Tbk *	244,600	33,518
P.T. Pabrik Kertas Tjiwi Kimia Tbk	78,500	60,826
P.T. Pakuwon Jati Tbk	1,030,100	49,957
P.T. Perusahaan Gas Negara Persero Tbk	517,400	85,593
P.T. Sarana Menara Nusantara Tbk	1,062,000	58,587
P.T. Semen Baturaja Persero Tbk	44,300	4,044
P.T. Semen Indonesia Persero Tbk	47,500	46,644
P.T. Smartfren Telecom Tbk *	1,451,400	31,591
P.T. Sumber Alfaria Trijaya Tbk	956,100	60,428
P.T. Surya Citra Media Tbk	313,700	36,505
P.T. Telekomunikasi Indonesia Persero Tbk	785,600	217,148
P.T. Telekomunikasi Indonesia Persero Tbk ADR	7,061	193,895
P.T. Unilever Indonesia Tbk	61,600	213,170
P.T. United Tractors Tbk	127,896	243,409
P.T. Vale Indonesia Tbk *	156,800	37,407
P.T. Waskita Karya Persero Tbk	475,800	66,515
P.T. XL Axiata Tbk *	369,100	70,069

		4,797,338

Malaysia - 2.9%

AirAsia Group Bhd	232,100	151,500
Alliance Bank Malaysia Bhd	63,900	64,103
AMMB Holdings Bhd	104,900	117,301
Astro Malaysia Holdings Bhd	95,100	35,687
Axiata Group Bhd	153,674	156,524
Batu Kawan Bhd	4,200	17,469
BIMB Holdings Bhd	33,900	35,789
British American Tobacco Malaysia Bhd	9,400	83,286
Bursa Malaysia Bhd	43,700	73,559
Carlsberg Brewery Malaysia Bhd ‘B’	4,400	28,837
CIMB Group Holdings Bhd	167,722	211,944
Dialog Group Bhd	66,452	51,586
DiGi.Com Bhd	138,700	154,785
Fraser & Neave Holdings Bhd	7,200	61,510
Gamuda Bhd	72,500	51,291
Genting Bhd	112,200	182,727
Genting Malaysia Bhd	114,400	89,860
Genting Plantations Bhd	21,200	55,075
HAP Seng Consolidated Bhd	26,700	64,756
Hartalega Holdings Bhd	56,800	64,504
Heineken Malaysia Bhd	6,000	35,308
Hong Leong Bank Bhd	17,472	87,022
Hong Leong Financial Group Bhd	3,736	17,561

	Shares	Value
IHH Healthcare Bhd	25,200	$35,679
IJM Corp Bhd	164,500	89,640
IOI Corp Bhd	22,046	24,100
IOI Properties Group Bhd	95,406	30,881
Kuala Lumpur Kepong Bhd	19,700	119,672
LPI Capital Bhd	12,920	50,373
Malayan Banking Bhd	128,278	291,489
Malaysia Airports Holdings Bhd	92,600	164,485
Malaysia Building Society Bhd	72,500	16,994
Maxis Bhd	97,200	127,785
MISC Bhd	45,460	74,620
Nestle Malaysia Bhd	1,400	50,354
Petronas Chemicals Group Bhd	114,300	256,643
Petronas Dagangan Bhd	7,400	45,398
Petronas Gas Bhd	26,500	114,531
PPB Group Bhd	22,960	103,008
Press Metal Aluminium Holdings Bhd	58,620	64,908
Public Bank Bhd	115,270	654,436
QL Resources Bhd	37,180	62,694
RHB Bank Bhd	77,562	108,429
Sime Darby Bhd	103,787	56,742
Sime Darby Plantation Bhd	103,787	127,709
Sime Darby Property Bhd	103,787	28,249
SP Setia Bhd Group	87,140	48,518
Sunway Bhd	122,100	50,270
Telekom Malaysia Bhd	60,092	47,178
Tenaga Nasional Bhd	102,600	318,760
Top Glove Corp Bhd	91,600	103,811
UMW Holdings Bhd	25,800	36,269
United Plantations BHD	600	4,015
Westports Holdings Bhd	60,500	55,772
YTL Corp Bhd	234,322	60,881
YTL Power International Bhd	122,757	25,859

		5,342,136

Mexico - 3.8%

Alfa SAB de CV ‘A’	436,875	464,328
America Movil SAB de CV ‘L’	1,459,579	1,043,725
Arca Continental SAB de CV	20,795	115,844
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	141,152	192,927
Becle SAB de CV	21,769	33,511
Cemex SAB de CV *	756,774	353,624
Coca-Cola Femsa SAB de CV ADR	675	44,550
Coca-Cola Femsa SAB de CV ‘L’	14,920	98,628
El Puerto de Liverpool SAB de CV ‘C1’	9,852	62,481
Fomento Economico Mexicano SAB de CV	28,780	265,630
Gruma SAB de CV ‘B’	19,624	200,383
Grupo Aeroportuario del Pacifico SAB de CV ‘B’	18,794	166,849
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,043	92,796
Grupo Aeroportuario del Sureste SAB de CV ‘B’	7,471	120,720
Grupo Aeroportuario del Sureste SAB de CV ADR	404	65,351
Grupo Bimbo SAB de CV ‘A’	92,857	194,131
Grupo Carso SAB de CV ‘A1’	28,971	113,868
Grupo Elektra SAB de CV	3,770	203,826
Grupo Financiero Banorte SAB de CV ‘O’	85,103	462,733
Grupo Financiero Inbursa SAB de CV ‘O’	147,049	203,714
Grupo Mexico SAB de CV ‘B’	197,035	541,662
Grupo Televisa SAB	161,190	357,005
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	29,166	51,089
Industrias Penoles SAB de CV	13,870	173,341
Infraestructura Energetica Nova SAB de CV	26,008	104,526
Kimberly-Clark de Mexico SAB de CV ‘A’	96,614	163,958
Megacable Holdings SAB de CV	3,395	15,754

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Mexichem SAB de CV	136,163	$325,566
Organizacion Soriana SAB de CV ‘B’ *	7,750	8,996
Promotora y Operadora de Infraestructura SAB de CV	12,652	125,677
Promotora y Operadora de Infraestructura SAB de CV ‘L’	1,300	8,171
Wal-Mart de Mexico SAB de CV	230,399	616,289

		6,991,653

Peru - 0.3%

Cementos Pacasmayo SAA ADR	575	5,753
Cia de Minas Buenaventura SAA ADR	3,780	65,319
Credicorp Ltd	1,734	416,073
Grana y Montero SAA ADR	1,724	6,034

		493,179

Philippines - 1.6%

Aboitiz Equity Ventures Inc	51,500	57,848
Aboitiz Power Corp	50,900	34,315
Alliance Global Group Inc	290,300	89,400
Ayala Corp	13,350	239,076
Ayala Land Inc	342,100	292,726
Bank of the Philippine Islands	50,639	81,281
BDO Unibank Inc	62,643	159,893
Bloomberry Resorts Corp	163,200	37,302
DMCI Holdings Inc	510,050	116,561
Emperador Inc	61,300	8,615
Globe Telecom Inc	2,025	74,737
Golden Bria Holdings Inc *	1,700	11,998
GT Capital Holdings Inc	6,116	108,575
International Container Terminal Services Inc	49,960	124,353
JG Summit Holdings Inc	142,790	172,733
Jollibee Foods Corp	14,590	88,079
LT Group Inc	131,900	40,442
Manila Electric Co	8,600	62,318
Megaworld Corp	597,500	66,004
Metro Pacific Investments Corp	596,700	55,138
Metropolitan Bank & Trust Co	70,082	106,742
PLDT Inc	4,350	95,354
PLDT Inc ADR	4,492	97,342
Puregold Price Club Inc	102,100	93,658
Robinsons Retail Holdings Inc	15,840	23,831
San Miguel Corp	44,640	148,022
Security Bank Corp	15,470	50,968
SM Investments Corp	4,042	71,970
SM Prime Holdings Inc	230,000	174,873
Top Frontier Investment Holdings Inc *	1,506	7,505
Universal Robina Corp	44,560	128,940

		2,920,599

Poland - 1.6%

Alior Bank SA *	8,069	125,717
Bank Handlowy w Warszawie SA	2,265	39,837
Bank Millennium SA *	37,014	86,250
Bank Polska Kasa Opieki SA	2,838	81,392
CCC SA	1,282	71,921
CD Projekt SA *	596	31,098
Cyfrowy Polsat SA *	19,069	127,578
Dino Polska SA * ~	2,449	77,100
Grupa Azoty SA	2,665	28,532
Grupa Lotos SA	12,653	274,887
ING Bank Slaski SA	1,065	53,263
Jastrzebska Spolka Weglowa SA *	4,221	67,117
KGHM Polska Miedz SA *	13,654	380,639
LPP SA	57	123,587
mBank SA	936	103,659
PGE Polska Grupa Energetyczna SA *	42,226	109,396
Polski Koncern Naftowy ORLEN SA	17,334	441,225
Polskie Gornictwo Naftowe i Gazownictwo SA	53,571	87,364

	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	25,027	$251,626
Powszechny Zaklad Ubezpieczen SA	22,540	237,928
Santander Bank Polska SA	853	84,717

		2,884,833

Romania - 0.1%

NEPI Rockcastle PLC	15,517	130,599

Russia - 1.7%

Gazprom PJSC ADR (SEAQ)	58,235	263,090
LUKOIL PJSC ADR (SEAQ)	6,845	613,758
Magnitogorsk Iron & Steel Works PJSC GDR	7,310	65,635
Mail.Ru Group Ltd GDR *	1,713	42,414
MMC Norilsk Nickel PJSC ADR	13,033	275,257
Novatek PJSC GDR (LI)	1,017	174,372
Novolipetsk Steel PJSC GDR	3,264	83,879
PhosAgro PJSC GDR	3,651	45,828
Rosneft Oil Co PJSC GDR	26,674	167,654
Rostelecom PJSC ADR	5,299	34,602
RusHydro PJSC ADR	35,932	25,693
Sberbank of Russia PJSC ADR (SEAQ)	58,807	780,698
Severstal PJSC GDR	6,748	105,269
Tatneft PJSC ADR	5,229	362,248
VTB Bank PJSC GDR	100,196	114,423
X5 Retail Group NV GDR	3,075	76,629

		3,231,449

South Africa - 7.6%

Absa Group Ltd	74,666	790,181
Anglo American Platinum Ltd	3,021	154,229
AngloGold Ashanti Ltd	29,090	382,481
AngloGold Ashanti Ltd ADR	28,685	375,773
Aspen Pharmacare Holdings Ltd	20,705	133,741
Assore Ltd	2,766	71,696
AVI Ltd	7,034	44,016
Bid Corp Ltd	17,223	356,020
Capitec Bank Holdings Ltd	1,956	183,008
Clicks Group Ltd	18,496	236,136
Discovery Ltd	29,980	285,087
Exxaro Resources Ltd	23,120	262,939
FirstRand Ltd	176,782	774,072
Gold Fields Ltd	1,019	3,756
Gold Fields Ltd ADR	111,818	417,081
Impala Platinum Holdings Ltd *	11,328	48,076
Investec Ltd	24,634	144,237
Kumba Iron Ore Ltd	5,245	157,177
Life Healthcare Group Holdings Ltd	150,652	280,616
Mr Price Group Ltd	16,127	211,831
MTN Group Ltd	159,534	981,990
MultiChoice Group Ltd *	9,570	80,055
Naspers Ltd ‘N’	9,570	2,230,208
Nedbank Group Ltd	28,161	492,156
Netcare Ltd	91,067	148,126
Old Mutual Ltd	23,983	36,392
Pick n Pay Stores Ltd	3,095	14,245
PSG Group Ltd	11,461	207,803
Sanlam Ltd	148,116	760,189
Sappi Ltd	75,573	349,091
Sasol Ltd	7,829	244,113
Sasol Ltd ADR	13,373	413,761
Shoprite Holdings Ltd	16,287	179,435
Standard Bank Group Ltd	67,075	865,198
Steinhoff International Holdings NV *	111,485	14,526
The Bidvest Group Ltd	31,668	426,542
The Foschini Group Ltd	22,934	260,259
The SPAR Group Ltd	4,825	64,284

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Tiger Brands Ltd	15,261	$280,866
Truworths International Ltd	25,543	123,535
Vodacom Group Ltd	28,466	219,804
Woolworths Holdings Ltd	92,826	299,092

		14,003,823

South Korea - 15.8%

Amorepacific Corp	697	116,009
AMOREPACIFIC Group	495	30,417
BGF Co Ltd	713	5,145
BGF retail Co Ltd	381	73,340
BNK Financial Group Inc	14,697	86,541
Celltrion Inc *	2,200	351,786
Celltrion Pharm Inc *	598	29,257
Cheil Worldwide Inc	4,358	92,940
CJ CheilJedang Corp	484	137,807
CJ Corp	1,580	173,534
CJ ENM Co Ltd	463	95,120
CJ Logistics Corp *	148	21,604
Com2uSCorp	437	40,275
Cosmax Inc	346	46,293
Coway Co Ltd	2,308	192,147
Daelim Industrial Co Ltd	1,606	136,407
Daewoo Engineering & Construction Co Ltd *	11,771	52,770
Daewoo Shipbuilding & Marine Engineering Co Ltd *	2,790	68,863
Daewoong Pharmaceutical Co Ltd	114	18,516
DB Insurance Co Ltd	6,797	411,377
DGB Financial Group Inc	9,040	65,120
Doosan Bobcat Inc	2,356	64,195
Doosan Corp	450	36,754
Doosan Heavy Industries & Construction Co Ltd *	2,097	12,390
Doosan Infracore Co Ltd *	18,694	116,369
Douzone Bizon Co Ltd	1,222	50,319
E-MART Inc	1,214	184,168
Fila Korea Ltd	2,975	204,622
Grand Korea Leisure Co Ltd	1,775	35,450
Green Cross Corp	147	18,766
Green Cross Holdings Corp	1,544	32,814
GS Engineering & Construction Corp	5,158	194,064
GS Holdings Corp	6,782	315,893
GS Home Shopping Inc	112	17,652
GS Retail Co Ltd	1,455	50,238
Hana Financial Group Inc	18,920	607,482
Hanall Biopharma Co Ltd *	656	19,749
Hanjin Kal Corp	738	16,741
Hankook Tire Co Ltd	4,646	153,284
Hanmi Pharm Co Ltd	195	78,454
Hanmi Science Co Ltd	354	24,178
Hanon Systems	8,405	84,195
Hanssem Co Ltd	584	47,287
Hanwha Aerospace Co Ltd *	1,889	57,345
Hanwha Chemical Corp	5,693	105,161
Hanwha Corp	4,043	108,538
Hanwha Life Insurance Co Ltd	36,237	127,830
Hite Jinro Co Ltd	1,761	28,737
HLB Inc *	863	61,047
Hotel Shilla Co Ltd	1,825	153,798
Hugel Inc *	76	25,331
Hyosung Advanced Materials Corp *	217	24,046
Hyosung Chemical Corp	155	19,258
Hyosung Corp	1,081	72,045
Hyosung TNC Co Ltd	210	32,058
Hyundai Department Store Co Ltd	1,057	94,214
Hyundai Elevator Co Ltd	523	41,286
Hyundai Engineering & Construction Co Ltd	2,634	124,162
Hyundai Glovis Co Ltd	967	109,612
Hyundai Greenfood Co Ltd	2,987	37,648

	Shares	Value
Hyundai Heavy Industries Co Ltd *	1,494	$156,959
Hyundai Heavy Industries Holdings Co Ltd	420	123,333
Hyundai Home Shopping Network Corp	246	23,627
Hyundai Marine & Fire Insurance Co Ltd	8,196	273,871
Hyundai Merchant Marine Co Ltd *	9,418	30,239
Hyundai Mipo Dockyard Co Ltd	1,484	77,005
Hyundai Mobis Co Ltd	1,278	235,017
Hyundai Motor Co	2,556	269,497
Hyundai Rotem Co Ltd *	1,349	27,711
Hyundai Steel Co	2,999	118,916
Iljin Materials Co Ltd *	622	20,386
Industrial Bank of Korea	18,213	225,510
Innocean Worldwide Inc	368	22,639
Kakao Corp	684	62,497
Kangwon Land Inc	2,643	74,552
KB Financial Group Inc	13,171	487,356
KCC Corp	405	113,765
KEPCO Plant Service & Engineering Co Ltd	572	17,557
Kia Motors Corp	10,897	339,607
KIWOOM Securities Co Ltd	1,047	74,972
Kolmar Korea Co Ltd	326	22,901
Kolon Industries Inc	816	36,446
Korea Aerospace Industries Ltd	2,070	64,605
Korea Electric Power Corp *	4,082	107,361
Korea Gas Corp	1,256	49,971
Korea Investment Holdings Co Ltd	3,212	176,120
Korea Zinc Co Ltd	309	126,757
Korean Air Lines Co Ltd	6,435	180,933
KT Corp ADR *	3,094	38,489
KT&G Corp	2,433	221,858
Kumho Petrochemical Co Ltd	1,671	140,421
LG Chem Ltd	1,499	484,190
LG Corp	3,949	269,756
LG Display Co Ltd *	25,743	443,596
LG Display Co Ltd ADR *	2,409	20,838
LG Electronics Inc	9,068	601,273
LG Household & Health Care Ltd	336	419,880
LG Innotek Co Ltd	1,257	130,676
LG Uplus Corp	9,186	125,105
Lotte Chemical Corp	1,381	354,307
Lotte Confectionery Co Ltd	34	5,550
Lotte Corp	949	41,364
LOTTE Fine Chemical Co Ltd	1,294	50,401
LOTTE Himart Co Ltd	402	18,156
Lotte Shopping Co Ltd	415	65,169
LS Corp	890	41,090
LS Industrial Systems Co Ltd	905	37,955
Macquarie Korea Infrastructure Fund	14,236	133,568
Mando Corp	2,945	74,309
Medy-Tox Inc	285	147,048
Meritz Financial Group Inc	4,599	57,575
Meritz Fire & Marine Insurance Co Ltd	5,935	127,055
Meritz Securities Co Ltd	26,857	115,681
Mirae Asset Daewoo Co Ltd	20,982	135,851
NAVER Corp	2,704	295,932
NCSoft Corp	604	264,060
Netmarble Corp * ~	279	30,765
NH Investment & Securities Co Ltd	9,719	115,482
NHN Entertainment Corp *	477	37,253
NongShim Co Ltd	164	44,657
OCI Co Ltd	1,731	142,075
Orion Corp	307	27,066
Orion Holdings Corp	2,179	35,661
Ottogi Corp	58	39,413
Pan Ocean Co Ltd *	11,289	40,975
Pearl Abyss Corp *	154	22,815
POSCO	1,596	356,386
POSCO ADR	4,824	266,333
POSCO Chemical Co Ltd	882	46,904
Posco International Corp	3,281	51,433

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
S-1 Corp	975	$86,325
S-Oil Corp	1,569	123,844
Samsung Biologics Co Ltd * ~	390	110,084
Samsung C&T Corp	1,195	112,838
Samsung Card Co Ltd	2,268	68,733
Samsung Electro-Mechanics Co Ltd	2,166	200,343
Samsung Electronics Co Ltd	205,969	8,124,021
Samsung Engineering Co Ltd *	5,593	79,579
Samsung Fire & Marine Insurance Co Ltd	1,704	451,858
Samsung Heavy Industries Co Ltd *	13,299	96,974
Samsung Life Insurance Co Ltd	2,262	167,655
Samsung SDI Co Ltd	981	185,907
Samsung SDS Co Ltd	739	153,331
Samsung Securities Co Ltd	3,677	108,182
SFA Engineering Corp	1,015	38,791
Shinhan Financial Group Co Ltd	8,062	299,360
Shinsegae Inc	344	102,553
Shinsegae International Inc	109	28,818
SK Holdings Co Ltd	747	178,285
SK Hynix Inc	26,310	1,725,049
SK Innovation Co Ltd	2,067	326,986
SK Materials Co Ltd	345	51,573
SK Telecom Co Ltd	561	124,244
SKC Co Ltd	1,729	55,203
Ssangyong Cement Industrial Co Ltd	5,177	29,231
Taekwang Industrial Co Ltd	32	45,614
Woori Financial Group Inc	34,150	413,675
Young Poong Corp	31	21,848
Youngone Corp	1,736	49,888
Yuhan Corp	390	82,543

		29,134,264

Spain - 0.0%

AmRest Holdings SE *	3,420	37,019

Taiwan - 14.8%

Accton Technology Corp	31,000	125,652
Acer Inc	163,789	105,290
Advantech Co Ltd	12,939	107,675
Airtac International Group	7,484	97,319
ASE Technology Holding Co Ltd	196,449	430,934
ASE Technology Holding Co Ltd ADR	4,426	19,076
Asia Cement Corp	97,784	127,393
Asia Pacific Telecom Co Ltd *	143,000	33,933
Asustek Computer Inc	26,667	193,238
AU Optronics Corp	577,000	212,696
AU Optronics Corp ADR	3,186	11,597
Catcher Technology Co Ltd	54,000	417,163
Cathay Financial Holding Co Ltd	182,600	266,729
Chailease Holding Co Ltd	90,967	372,750
Chang Hwa Commercial Bank Ltd	225,564	135,122
Cheng Shin Rubber Industry Co Ltd	104,178	141,968
Chicony Electronics Co Ltd	40,959	95,437
China Airlines Ltd	356,436	114,137
China Development Financial Holding Corp	552,834	185,039
China Life Insurance Co Ltd	138,170	117,372
China Motor Corp	37,000	34,240
China Steel Chemical Corp	4,000	17,480
China Steel Corp	393,007	322,803
Chipbond Technology Corp	48,000	111,055
Chroma ATE Inc	28,000	133,625
Chunghwa Telecom Co Ltd	81,000	288,033
Chunghwa Telecom Co Ltd ADR	2,971	105,619
Compal Electronics Inc	239,092	148,791
CTBC Financial Holding Co Ltd	539,094	358,004
CTCI Corp	42,000	65,440
Delta Electronics Inc	47,150	243,616
E Ink Holdings Inc	40,000	44,827
E.Sun Financial Holding Co Ltd	563,139	434,565
Eclat Textile Co Ltd	6,663	89,846

	Shares	Value
Eternal Materials Co Ltd	36,401	$28,963
Eva Airways Corp	278,588	136,600
Evergreen Marine Corp Taiwan Ltd	113,264	43,988
Far Eastern New Century Corp	214,965	212,815
Far EasTone Telecommunications Co Ltd	89,000	214,691
Feng Hsin Steel Co Ltd	9,000	17,640
Feng TAY Enterprise Co Ltd	13,396	94,965
First Financial Holding Co Ltd	304,647	208,647
Formosa Chemicals & Fibre Corp	105,446	384,185
Formosa Petrochemical Corp	50,000	187,701
Formosa Plastics Corp	70,292	250,204
Formosa Sumco Technology Corp	7,000	26,727
Formosa Taffeta Co Ltd	48,000	57,374
Foxconn Technology Co Ltd	65,144	130,206
Fubon Financial Holding Co Ltd	214,343	320,418
General Interface Solution Holding Ltd	18,000	67,521
Giant Manufacturing Co Ltd	17,000	121,571
Globalwafers Co Ltd	12,000	118,551
Gourmet Master Co Ltd	3,643	24,280
Highwealth Construction Corp	57,700	95,208
Hiwin Technologies Corp	17,744	150,281
Hon Hai Precision Industry Co Ltd	242,256	578,971
Hotai Motor Co Ltd	11,000	135,005
Hua Nan Financial Holdings Co Ltd	216,387	136,285
Innolux Corp	829,390	269,637
International CSRC Investment Holdings Co	33,000	44,848
Inventec Corp	199,000	151,613
King Slide Works Co Ltd	2,000	22,313
King’s Town Bank Co Ltd	57,000	59,251
Largan Precision Co Ltd	4,000	599,935
Lite-On Technology Corp	174,855	254,865
Macronix International	196,500	133,775
Makalot Industrial Co Ltd	3,000	21,053
MediaTek Inc	23,020	211,653
Mega Financial Holding Co Ltd	381,725	347,758
Micro-Star International Co Ltd	64,000	180,316
Nan Ya Plastics Corp	152,394	390,758
Nanya Technology Corp	88,162	176,316
Nien Made Enterprise Co Ltd	10,000	88,277
Novatek Microelectronics Corp	12,000	77,264
Parade Technologies Ltd	2,000	33,610
Pegatron Corp	142,090	246,393
Phison Electronics Corp	12,000	117,817
Pou Chen Corp	150,000	182,984
Powertech Technology Inc	93,300	220,930
Poya International Co Ltd	2,080	24,599
President Chain Store Corp	23,000	226,733
Qisda Corp	136,000	87,315
Quanta Computer Inc	85,000	159,652
Radiant Opto-Electronics Corp	25,000	80,141
Realtek Semiconductor Corp	24,300	143,987
Ruentex Development Co Ltd	33,128	50,160
Ruentex Industries Ltd	48,141	126,591
Shin Kong Financial Holding Co Ltd	385,369	113,691
Simplo Technology Co Ltd	15,000	132,614
Sino-American Silicon Products Inc	60,000	131,779
SinoPac Financial Holdings Co Ltd	503,641	186,536
Standard Foods Corp	21,884	36,807
Synnex Technology International Corp	69,850	84,011
TA Chen Stainless Pipe	45,000	66,372
Taichung Commercial Bank Co Ltd	100,105	37,050
TaiMed Biologics Inc *	4,000	21,846
Taishin Financial Holding Co Ltd	382,020	174,292
Taiwan Business Bank	238,157	92,821
Taiwan Cement Corp	323,062	433,153
Taiwan Cooperative Financial Holding Co Ltd	361,881	229,141
Taiwan Fertilizer Co Ltd	35,000	52,422
Taiwan Glass Industry Corp	87,123	38,927
Taiwan High Speed Rail Corp	55,000	64,314

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Taiwan Mobile Co Ltd	70,400	$254,688
Taiwan Secom Co Ltd	20,000	56,224
Taiwan Semiconductor Manufacturing Co Ltd	934,779	7,486,698
Taiwan Semiconductor Manufacturing Co Ltd ADR	9,186	376,259
Tatung Co Ltd *	78,000	61,665
TCI Co Ltd	4,298	59,043
Teco Electric and Machinery Co Ltd	129,000	87,992
Tripod Technology Corp	39,000	126,087
Uni-President Enterprises Corp	164,994	400,932
United Microelectronics Corp	1,164,000	440,815
Vanguard International Semiconductor Corp	36,000	77,860
Voltronic Power Technology Corp	4,000	78,389
Walsin Lihwa Corp	230,000	131,944
Walsin Technology Corp	22,000	143,433
Wan Hai Lines Ltd	46,000	23,966
Win Semiconductors Corp	38,202	270,956
Winbond Electronics Corp	250,178	120,177
Wistron Corp	262,833	202,669
WPG Holdings Ltd	115,080	150,296
Yageo Corp	18,465	194,565
Yuanta Financial Holding Co Ltd	701,169	399,948
Zhen Ding Technology Holding Ltd	49,000	152,429

		27,374,616

Thailand - 3.1%

Advanced Info Service PCL	40,200	233,456
Airports of Thailand PCL	126,900	269,794
B Grimm Power PCL	7,500	7,394
Bangchak Corp PCL	27,300	27,733
Bangkok Bank PCL NVDR	4,800	31,347
Bangkok Dusit Medical Services PCL ‘F’	80,700	63,065
Bangkok Expressway & Metro PCL	386,100	122,958
Bangkok Life Assurance PCL	18,480	15,868
Bangkok Life Assurance PCL NVDR	12,100	10,501
Banpu PCL	183,550	93,850
Banpu Power PCL	27,800	19,897
Berli Jucker PCL	48,400	75,618
BTS Group Holdings PCL	123,500	42,808
Bumrungrad Hospital PCL	13,200	74,669
Central Pattana PCL	38,600	89,198
Central Plaza Hotel PCL	49,000	67,541
Charoen Pokphand Foods PCL	200,500	161,182
CP ALL PCL	204,700	482,361
Electricity Generating PCL	5,200	47,887
Energy Absolute PCL	47,100	71,349
Global Power Synergy PCL	21,900	39,192
Glow Energy PCL	29,600	84,878
Home Product Center PCL	209,659	101,189
Indorama Ventures PCL	60,900	95,616
Intouch Holdings PCL NVDR	19,600	35,569
IRPC PCL	756,100	135,187
Jasmine International PCL	130,000	22,176
Kasikornbank PCL	15,500	91,959
Kasikornbank PCL NVDR	17,900	105,887
Kiatnakin Bank PCL	25,700	56,338
Krung Thai Bank PCL	213,675	129,406
Krungthai Card PCL	34,000	37,832
Land & Houses PCL	63,480	21,418
Land & Houses PCL NVDR	112,300	37,889
Minor International PCL	32,080	38,919
MK Restaurants Group PCL	14,100	32,236
Muangthai Capital PCL	40,600	56,440
Pruksa Holding PCL	44,600	25,302
PTT Exploration & Production PCL	65,241	257,969
PTT Global Chemical PCL	154,100	327,297
PTT PCL	499,400	755,399
Ratchaburi Electricity Generating Holding PCL	14,200	26,184

	Shares	Value
Robinson PCL	20,900	$38,732
Siam City Cement PCL	4,648	32,972
Siam Global House PCL	87,701	47,900
Srisawad Corp PCL	38,144	63,887
Star Petroleum Refining PCL	165,700	56,955
Thai Oil PCL	45,200	99,013
Thai Union Group PCL ‘F’	90,400	55,015
Thanachart Capital PCL	23,600	40,548
The Siam Cement PCL	8,600	129,535
The Siam Commercial Bank PCL	32,200	133,959
Tisco Financial Group PCL	28,000	77,977
TMB Bank PCL	932,100	59,905
TOA Paint Thailand PCL	11,400	11,592
Total Access Communication PCL	70,100	117,135
TPI Polene Power PCL	67,000	12,890
True Corp PCL	841,132	126,361
TTW PCL	48,400	18,607
VGI Global Media PCL	102,100	29,119
WHA Corp PCL	211,800	28,200

		5,703,060

Turkey - 0.9%

Akbank T.A.S. *	128,166	145,934
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	25,562
Arcelik AS *	8,479	25,776
Aselsan Elektronik Sanayi Ve Ticaret AS	5,724	21,907
BIM Birlesik Magazalar AS	11,189	152,919
Coca-Cola Icecek AS	5,966	32,610
Enka Insaat ve Sanayi AS	22,994	18,973
Eregli Demir ve Celik Fabrikalari TAS	69,162	113,446
Ford Otomotiv Sanayi AS	3,164	27,743
KOC Holding AS	25,721	74,485
Petkim Petrokimya Holding AS	44,580	36,400
Soda Sanayii AS	22,628	30,438
TAV Havalimanlari Holding AS	12,618	52,939
Tekfen Holding AS	12,823	52,044
Tofas Turk Otomobil Fabrikasi AS	6,770	20,842
Tupras Turkiye Petrol Rafinerileri AS	5,542	124,296
Turk Hava Yollari AO *	50,366	117,182
Turk Telekomunikasyon AS *	33,335	26,114
Turkcell Iletisim Hizmetleri AS	55,457	120,395
Turkcell Iletisim Hizmetleri AS ADR	4,700	25,192
Turkiye Garanti Bankasi AS	104,290	156,890
Turkiye Halk Bankasi AS	44,303	50,923
Turkiye Is Bankasi AS ‘C’	69,458	68,889
Turkiye Sise ve Cam Fabrikalari AS	34,015	35,616
Turkiye Vakiflar Bankasi TAO ‘D’	61,569	50,313
Yapi ve Kredi Bankasi AS *	61,212	23,493

		1,631,321

United Kingdom - 0.1%

Mondi Ltd	6,855	152,065

United States - 0.2%

JBS SA	104,240	423,845

Total Common Stocks (Cost $162,213,543)		178,799,490

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.2%

Repurchase Agreement - 0.2%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $316,323; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $323,922)	$316,310	$316,310

Total Short-Term Investment (Cost $316,310)		316,310

TOTAL INVESTMENTS - 99.7% (Cost $166,334,712)		184,037,375

OTHER ASSETS & LIABILITIES, NET - 0.3%		583,819

NET ASSETS - 100.0%		$184,621,194

Notes to Schedule of Investments

(a)	As of March 31, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.7%
Technology	15.0%
Communications	10.8%
Consumer, Non-Cyclical	10.0%
Consumer, Cyclical	9.5%
Basic Materials	8.9%
Energy	8.1%
Industrial	8.0%
Others (each less than 3.0%)	3.7%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)

Investments with a total aggregate value of $61,812 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$24,455	$-	$24,455	$-
	Preferred Stocks
	Brazil	4,264,004	4,264,004	-	-
	Chile	246,986	90,369	156,617	-
	Colombia	378,475	378,475	-	-
	South Korea	7,655	-	-	7,655

	Total Preferred Stocks	4,897,120	4,732,848	156,617	7,655

	Common Stocks
	Brazil	9,768,183	9,768,183	-	-
	Chile	2,116,374	1,613,034	503,340	-
	China	31,681,688	5,036,093	26,583,783	61,812
	Colombia	729,561	729,561	-	-
	Czech Republic	384,310	38,450	345,860	-
	Egypt	201,329	-	201,329	-
	Greece	421,523	90,376	331,147	-
	Hong Kong	873,598	-	873,598	-
	Hungary	849,317	-	849,317	-
	India	26,521,808	479,398	26,042,410	-
	Indonesia	4,797,338	405,573	4,391,765	-
	Malaysia	5,342,136	176,945	5,165,191	-
	Mexico	6,991,653	6,991,653	-	-
	Peru	493,179	493,179	-	-
	Philippines	2,920,599	671,241	2,249,358	-
	Poland	2,884,833	103,659	2,781,174	-
	Romania	130,599	130,599	-	-
	Russia	3,231,449	606,180	2,625,269	-
	South Africa	14,003,823	2,199,388	11,804,435	-
	South Korea	29,134,264	2,522,136	26,612,128	-
	Spain	37,019	-	37,019	-
	Taiwan	27,374,616	870,227	26,504,389	-
	Thailand	5,703,060	290,195	5,412,865	-
	Turkey	1,631,321	208,552	1,422,769	-
	United Kingdom	152,065	-	152,065	-
	United States	423,845	423,845	-	-

	Total Common Stocks	178,799,490	33,848,467	144,889,211	61,812

	Short-Term Investment	316,310	-	316,310	-

	Total	$184,037,375	$38,581,315	$145,386,593	$69,467

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

March 31, 2019 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.6%

Germany - 0.6%

Bayerische Motoren Werke AG	2,606	$171,560
Fuchs Petrolub SE	3,881	160,207
Henkel AG & Co KGaA	3,860	394,393
Porsche Automobil Holding SE	6,318	396,470
Sartorius AG	1,767	303,672
Schaeffler AG	10,516	85,644
Volkswagen AG	8,214	1,294,978

		2,806,924

Total Preferred Stocks (Cost $3,433,483)		2,806,924

COMMON STOCKS - 98.3%

Australia - 6.7%

Adelaide Brighton Ltd	15,822	50,597
Afterpay Touch Group Ltd *	3,168	47,494
AGL Energy Ltd	19,378	299,541
ALS Ltd	19,562	105,713
Altium Ltd	4,875	112,333
Alumina Ltd	73,693	126,907
Amcor Ltd	29,435	322,059
AMP Ltd	209,737	313,236
Ansell Ltd	2,846	51,419
APA Group >>	29,912	212,333
Aristocrat Leisure Ltd	18,442	321,641
ASX Ltd	2,849	141,524
Atlas Arteria Ltd >>	26,907	138,141
Aurizon Holdings Ltd	115,968	374,922
AusNet Services	91,640	115,562
Australia & New Zealand Banking Group Ltd	64,528	1,193,401
Bank of Queensland Ltd	21,118	136,538
Beach Energy Ltd	111,545	162,771
Bendigo & Adelaide Bank Ltd	30,263	208,279
BHP Group Ltd	92,267	2,521,963
BHP Group Ltd ADR	7,678	419,756
BHP Group PLC *	22,625	545,872
BHP Group PLC ADR	20,110	970,911
BlueScope Steel Ltd	34,669	344,107
Boral Ltd	69,280	226,123
Brambles Ltd	52,335	437,515
Caltex Australia Ltd	15,420	286,877
Challenger Ltd	30,642	180,595
CIMIC Group Ltd	4,087	140,385
Cleanaway Waste Management Ltd	61,289	96,799
Coca-Cola Amatil Ltd	34,503	212,057
Cochlear Ltd	2,285	281,746
Coles Group Ltd *	38,910	327,392
Commonwealth Bank of Australia	48,310	2,424,876
Computershare Ltd	17,558	213,439
Crown Resorts Ltd	17,744	145,115
CSL Ltd	14,477	2,008,718
Domino’s Pizza Enterprises Ltd	3,047	93,957
Downer EDI Ltd	46,681	255,205
Evolution Mining Ltd	86,203	224,031
Flight Centre Travel Group Ltd	2,774	82,869
Fortescue Metals Group Ltd	97,842	495,192
Harvey Norman Holdings Ltd	31,468	89,856
Healthscope Ltd	65,409	112,858
Iluka Resources Ltd	18,272	117,030
Incitec Pivot Ltd	109,118	241,965
Insurance Australia Group Ltd *	67,666	369,360
Lendlease Group >>	24,393	214,639
Link Administration Holdings Ltd	24,179	126,977
Macquarie Group Ltd	9,632	887,068
Magellan Financial Group Ltd	6,497	168,502

	Shares	Value
Medibank Pvt Ltd	107,506	$211,020
National Australia Bank Ltd	66,465	1,194,254
Newcrest Mining Ltd	18,104	327,864
Northern Star Resources Ltd	40,927	260,013
Oil Search Ltd	54,005	300,470
Orica Ltd	16,293	204,073
Origin Energy Ltd	70,744	362,138
Orora Ltd	84,219	178,761
Qantas Airways Ltd	41,954	168,820
QBE Insurance Group Ltd	51,435	450,001
Qube Holdings Ltd	68,279	135,883
Ramsay Health Care Ltd	5,567	254,571
REA Group Ltd	2,211	117,417
Reece Ltd	5,654	39,609
Rio Tinto Ltd	12,072	840,714
Rio Tinto PLC	309	17,960
Rio Tinto PLC ADR	35,357	2,080,759
Santos Ltd	70,505	341,369
SEEK Ltd	18,719	233,522
Seven Group Holdings Ltd	3,529	44,235
Sonic Healthcare Ltd	9,938	173,443
South32 Ltd	44,445	118,036
South32 Ltd ADR	15,908	208,156
Spark Infrastructure Group >>	47,921	77,655
Suncorp Group Ltd	31,220	305,781
Sydney Airport >>	23,355	123,287
Tabcorp Holdings Ltd	93,001	305,188
Telstra Corp Ltd	133,066	313,778
The Star Entertainment Group Ltd	54,751	162,633
TPG Telecom Ltd	28,229	139,392
Transurban Group >>	60,902	571,206
Treasury Wine Estates Ltd	18,062	191,732
Wesfarmers Ltd	33,268	819,222
Westpac Banking Corp	78,062	1,438,950
Westpac Banking Corp ADR	11,778	217,893
Whitehaven Coal Ltd	70,270	202,729
WiseTech Global Ltd	3,438	56,753
Woodside Petroleum Ltd	22,149	543,758
Woolworths Group Ltd	38,796	837,834
WorleyParsons Ltd	21,169	212,466

		34,481,511

Austria - 0.3%

ANDRITZ AG	2,698	115,716
Erste Group Bank AG	10,083	370,587
OMV AG	5,336	289,752
Raiffeisen Bank International AG	14,504	325,793
Verbund AG	1,349	64,788
voestalpine AG	9,214	280,090

		1,446,726

Belgium - 0.9%

Ageas	8,696	419,465
Anheuser-Busch InBev SA/NV	24,891	2,089,454
Anheuser-Busch InBev SA/NV ADR	1,610	135,192
Colruyt SA	3,153	232,980
Galapagos NV *	813	95,598
KBC Group NV	5,611	392,269
Proximus SADP	12,226	353,341
Solvay SA	3,308	358,143
Telenet Group Holding NV	2,064	99,257
UCB SA	4,138	355,464
Umicore SA	4,487	199,705

		4,730,868

Cambodia - 0.1%

NagaCorp Ltd	186,000	260,486

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value

Canada - 8.9%

Agnico Eagle Mines Ltd	6,263	$272,382
Air Canada *	7,800	188,003
Algonquin Power & Utilities Corp	14,489	162,959
Alimentation Couche-Tard Inc ‘B’	13,808	813,384
AltaGas Ltd	12,179	160,309
ARC Resources Ltd	27,325	186,481
Atco Ltd ‘I’	3,796	127,826
Aurora Cannabis Inc *	22,514	203,685
B2Gold Corp *	66,553	186,260
Bank of Montreal	21,649	1,619,789
Barrick Gold Corp	18,464	238,417
Barrick Gold Corp (TSE)	68,011	932,362
BCE Inc	5,405	240,006
BlackBerry Ltd *	24,302	245,041
Bombardier Inc ‘B’ *	82,400	158,467
Brookfield Asset Management Inc ‘A’	16,377	762,998
CAE Inc	13,229	293,101
Cameco Corp	11,421	134,606
Cameco Corp (NYSE)	11,761	138,662
Canada Goose Holdings Inc *	1,000	48,026
Canadian Imperial Bank of Commerce	12,478	986,358
Canadian National Railway Co	23,658	2,117,165
Canadian Natural Resources Ltd	35,813	984,857
Canadian Natural Resources Ltd (TSE)	14,827	407,081
Canadian Pacific Railway Ltd	1,116	229,939
Canadian Pacific Railway Ltd (NYSE)	3,515	724,195
Canadian Tire Corp Ltd ‘A’	2,843	306,330
Canadian Utilities Ltd ‘A’	3,732	101,877
Canopy Growth Corp *	3,200	138,455
CCL Industries Inc ‘B’	6,000	242,900
Cenovus Energy Inc	43,514	377,705
CGI Inc *	8,126	558,715
CI Financial Corp	15,300	208,832
Cogeco Communications Inc	1,100	70,247
Constellation Software Inc	684	579,661
Cronos Group Inc *	4,450	81,751
Dollarama Inc	10,569	281,951
Emera Inc	1,500	56,089
Empire Co Ltd ‘A’	7,044	152,492
Enbridge Inc	41,466	1,502,944
Encana Corp	57,593	417,181
Encana Corp (NYSE)	21,092	152,706
Fairfax Financial Holdings Ltd	1,557	721,206
Finning International Inc	10,195	181,265
First Capital Realty Inc	9,800	156,935
Fortis Inc	10,682	394,795
Franco-Nevada Corp	3,746	281,111
Genworth MI Canada Inc	2,500	75,747
George Weston Ltd	4,756	341,979
Gildan Activewear Inc	7,081	254,665
Goldcorp Inc	34,714	397,151
Great-West Lifeco Inc	8,000	193,722
Husky Energy Inc	26,933	267,042
Hydro One Ltd ~	9,800	152,242
iA Financial Corp Inc *	7,993	294,754
IGM Financial Inc	4,900	126,061
Imperial Oil Ltd	8,640	236,207
Intact Financial Corp	3,750	317,320
Inter Pipeline Ltd	18,627	308,185
Keyera Corp	11,365	267,977
Kinross Gold Corp *	102,137	351,577
Kirkland Lake Gold Ltd	8,606	261,719
Linamar Corp	3,222	115,537
Loblaw Cos Ltd	3,677	181,381
Magna International Inc	20,576	1,001,852
Manulife Financial Corp	45,248	765,172
Maple Leaf Foods Inc	2,533	58,589
Methanex Corp	3,852	218,936

	Shares	Value
Metro Inc	6,382	$234,964
National Bank of Canada	20,758	936,817
Northland Power Inc	5,500	97,130
Nutrien Ltd	13,223	697,583
Onex Corp	2,900	163,581
Open Text Corp	9,256	355,679
Pan American Silver Corp	2,796	37,047
Parkland Fuel Corp	7,700	235,261
Pembina Pipeline Corp	10,816	397,478
PrairieSky Royalty Ltd	10,152	136,743
Quebecor Inc ‘B’	5,900	144,636
Restaurant Brands International Inc	7,428	483,249
Ritchie Bros Auctioneers Inc	2,601	88,394
Rogers Communications Inc ‘B’ (NYSE)	8,089	435,350
Rogers Communications Inc ‘B’ (TSE)	3,531	189,900
Royal Bank of Canada	42,228	3,188,791
Saputo Inc	6,200	211,329
Seven Generations Energy Ltd ‘A’ *	32,112	231,886
Shaw Communications Inc ‘B’ (NYSE)	10,956	228,323
Shaw Communications Inc ‘B’ (TSE)	5,538	115,248
Shopify Inc ‘A’ *	1,554	321,087
SNC-Lavalin Group Inc	6,527	165,623
Spin Master Corp * ~	1,300	36,383
Stantec Inc	4,283	101,250
Sun Life Financial Inc	12,443	477,976
Suncor Energy Inc	13,376	433,505
Suncor Energy Inc (NYSE)	47,019	1,524,826
Teck Resources Ltd ‘B’ (NYSE)	40,972	949,731
Teck Resources Ltd ‘B’ (TSE)	1,037	23,994
TELUS Corp	4,800	177,654
TFI International Inc	4,696	138,700
The Bank of Nova Scotia (NYSE)	19,406	1,033,952
The Bank of Nova Scotia (TSE)	13,365	711,480
The Stars Group Inc *	5,901	103,235
The Toronto-Dominion Bank (NYSE)	31,058	1,687,381
The Toronto-Dominion Bank (TSE)	14,538	788,937
Thomson Reuters Corp	7,133	422,133
TMX Group Ltd	2,900	186,780
Toromont Industries Ltd	4,046	206,637
Tourmaline Oil Corp	16,805	259,554
TransCanada Corp	15,764	708,317
Vermilion Energy Inc	7,450	183,937
West Fraser Timber Co Ltd	6,006	292,132
Wheaton Precious Metals Corp	14,423	343,374
WSP Global Inc	3,648	199,359

		45,802,648

Chile - 0.1%

Antofagasta PLC	23,881	300,463
Lundin Mining Corp	62,400	289,505

		589,968

China - 0.1%

BOC Hong Kong Holdings Ltd	95,500	396,318

Colombia - 0.1%

Millicom International Cellular SA SDR *	4,543	275,903

Denmark - 1.7%

Ambu AS ‘B’	4,896	129,899
AP Moller - Maersk AS ‘A’	111	134,327
AP Moller - Maersk AS ‘B’	139	176,231
Bakkafrost P/F	1,531	75,784
Carlsberg AS ‘B’	2,387	298,490
Chr Hansen Holding AS	3,789	384,599
Coloplast AS ‘B’	3,854	423,056
Danske Bank AS	16,207	284,882
Demant A/S *	6,094	180,362

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
DSV AS	7,983	$660,611
Genmab AS *	2,426	420,954
GN Store Nord AS	7,983	370,750
H Lundbeck AS	3,975	172,376
ISS AS	8,079	246,060
Novo Nordisk AS ‘B’	48,370	2,528,074
Novo Nordisk AS ADR	9,411	492,289
Novozymes AS ‘B’	9,189	422,609
Orsted AS ~	4,522	342,714
Pandora AS	6,508	304,699
Rockwool International AS ‘B’	411	96,385
Tryg AS	7,887	216,514
Vestas Wind Systems AS	6,719	566,319

		8,927,984

Finland - 1.2%

Elisa OYJ	7,126	321,502
Fortum Oyj	23,467	480,647
Kesko OYJ ‘A’	1,594	88,152
Kesko OYJ ‘B’	3,589	218,497
Kone OYJ ‘B’	11,444	578,016
Neste Oyj	5,705	608,157
Nokia OYJ	20,544	117,329
Nokia OYJ (OMXH)	97,683	556,463
Nordea Bank Abp	67,584	514,642
Sampo Oyj ‘A’	13,471	610,544
Stora Enso OYJ ‘R’	39,101	478,724
UPM-Kymmene OYJ	39,681	1,158,959
Wartsila OYJ Abp	19,590	316,823

		6,048,455

France - 9.3%

Accor SA	6,871	278,339
Aeroports de Paris	1,553	300,472
Air Liquide SA	12,736	1,620,801
Airbus SE	17,215	2,281,611
Alstom SA	7,588	329,030
Amundi SA ~	2,366	149,003
Arkema SA	6,368	607,496
Atos SE	5,400	521,306
AXA SA	42,743	1,075,025
BioMerieux	2,510	207,600
BNP Paribas SA	24,912	1,185,517
Bollore SA	46,463	210,099
Bouygues SA	15,597	557,572
Bureau Veritas SA	10,821	253,869
Capgemini SE	6,950	843,326
Carrefour SA	37,192	694,640
Cie de Saint-Gobain	26,705	968,296
Cie Generale des Etablissements Michelin SCA	11,295	1,334,437
CNP Assurances	8,514	187,461
Credit Agricole SA	27,430	331,188
Danone SA	18,581	1,430,754
Dassault Aviation SA	72	106,207
Dassault Systemes SE	2,619	390,358
Edenred	9,168	417,516
Eiffage SA	7,597	730,283
Electricite de France SA	25,393	347,614
Engie SA	42,847	638,971
EssilorLuxottica SA	5,705	623,213
Eutelsat Communications SA	3,691	64,637
Faurecia SA	6,928	291,636
Getlink SE	13,736	208,296
Hermes International	904	596,886
Iliad SA	2,406	241,755
Imerys SA	2,583	128,764
Ipsen SA	1,326	181,836
JCDecaux SA	3,616	110,005
Kering SA	2,253	1,292,326

	Shares	Value
L’Oreal SA	6,070	$1,634,598
Legrand SA	9,196	615,672
LVMH Moet Hennessy Louis Vuitton SE	9,044	3,331,209
Natixis SA	41,769	223,727
Orange SA	75,916	1,237,662
Orange SA ADR	5,000	81,500
Orpea	2,853	342,566
Pernod Ricard SA	3,824	686,640
Peugeot SA	50,132	1,223,302
Publicis Groupe SA	13,146	703,862
Remy Cointreau SA	795	106,034
Renault SA	9,035	597,374
Rubis SCA	3,219	175,721
Safran SA	8,742	1,198,185
Sanofi	23,116	2,044,012
Sartorius Stedim Biotech	1,140	144,449
Schneider Electric SE	14,755	1,158,099
SCOR SE	9,166	390,400
SEB SA	1,577	265,508
Societe Generale SA	28,230	815,663
Sodexo SA	3,372	371,323
Suez	15,614	206,852
Teleperformance	3,317	596,286
Thales SA	4,046	484,752
TOTAL SA	68,615	3,818,376
Ubisoft Entertainment SA *	3,845	342,869
Valeo SA	12,657	367,467
Veolia Environnement SA	13,766	307,999
Vinci SA	16,799	1,634,573
Vivendi SA	22,661	656,717
Worldline SA * ~	1,686	99,909

		47,601,451

Germany - 6.7%

1&1 Drillisch AG	2,201	78,436
adidas AG	5,461	1,328,232
Allianz SE	10,736	2,392,490
Aroundtown SA	25,949	214,041
Axel Springer SE	3,183	164,539
BASF SE	32,698	2,411,374
Bayer AG	19,517	1,256,737
Bayerische Motoren Werke AG	12,661	977,607
Beiersdorf AG	2,224	231,531
Brenntag AG	8,761	450,431
Carl Zeiss Meditec AG	1,312	109,645
Commerzbank AG *	46,542	360,821
Continental AG	3,884	585,936
Covestro AG ~	9,144	504,486
Daimler AG	29,604	1,737,259
Delivery Hero SE * ~	2,326	84,016
Deutsche Bank AG	85,345	694,897
Deutsche Boerse AG	6,129	785,858
Deutsche Lufthansa AG	19,463	427,817
Deutsche Post AG	31,105	1,012,249
Deutsche Telekom AG	112,229	1,864,482
Deutsche Wohnen SE	8,559	415,328
E.ON SE	81,421	906,072
Evonik Industries AG	11,409	311,342
Fielmann AG	1,320	91,131
Fraport AG Frankfurt Airport Services Worldwide	2,977	228,380
Fresenius Medical Care AG & Co KGaA	12,655	1,022,776
Fresenius SE & Co KGaA	10,083	563,558
FUCHS PETROLUB SE	1,746	68,754
GEA Group AG	6,018	157,725
Hannover Rueck SE	2,473	355,347
HeidelbergCement AG	5,870	423,120
Hella GmbH & Co KGaA	2,175	95,800
Henkel AG & Co KGaA	2,890	274,992
HOCHTIEF AG	807	116,928

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
HUGO BOSS AG	2,664	$182,150
Infineon Technologies AG	40,041	794,911
Innogy SE *	4,999	213,931
KION Group AG	6,341	331,813
LANXESS AG	6,125	327,449
LEG Immobilien AG	2,758	338,920
Merck KGaA	3,109	354,958
METRO AG	18,488	307,060
MTU Aero Engines AG	2,476	561,213
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,320	786,821
Nemetschek SE	606	103,552
Puma SE	299	173,404
Rational AG	153	94,543
RWE AG	19,277	517,630
SAP SE	18,072	2,089,205
SAP SE ADR	1,291	149,059
Siemens AG	13,042	1,402,569
Symrise AG	4,116	371,049
Talanx AG *	3,304	127,517
Telefonica Deutschland Holding AG	50,038	157,108
thyssenkrupp AG	18,900	259,986
TUI AG	17,007	163,120
Uniper SE	8,951	269,997
United Internet AG	9,653	352,971
Volkswagen AG	1,609	262,311
Vonovia SE	11,114	576,767
Wacker Chemie AG	1,226	105,549
Wirecard AG	2,667	335,036
Zalando SE * ~	1,905	74,258

		34,488,994

Hong Kong - 3.2%

AIA Group Ltd	344,400	3,443,921
ASM Pacific Technology Ltd	25,000	279,349
Cathay Pacific Airways Ltd *	43,000	75,268
Chow Tai Fook Jewellery Group Ltd	51,600	52,234
CK Asset Holdings Ltd	61,280	545,747
CK Hutchison Holdings Ltd	63,280	665,411
CK Infrastructure Holdings Ltd	27,000	221,614
CLP Holdings Ltd	44,000	510,338
Dairy Farm International Holdings Ltd	14,900	125,083
Hang Lung Group Ltd	58,000	186,451
Hang Lung Properties Ltd	106,000	258,898
Hang Seng Bank Ltd	27,100	669,177
Henderson Land Development Co Ltd	37,252	237,085
HK Electric Investments & HK Electric Investments Ltd >>	72,500	74,071
HKT Trust & HKT Ltd >>	249,000	400,306
Hong Kong & China Gas Co Ltd	196,218	470,578
Hong Kong Exchanges & Clearing Ltd	38,677	1,351,317
Hongkong Land Holdings Ltd	31,300	222,782
Hysan Development Co Ltd	29,000	155,446
Kerry Properties Ltd	38,000	169,891
Kingston Financial Group Ltd	182,000	41,306
Melco International Development Ltd	74,000	173,603
Melco Resorts & Entertainment Ltd ADR	5,670	128,085
MTR Corp Ltd	41,090	254,588
New World Development Co Ltd	319,678	530,574
NWS Holdings Ltd	67,533	147,854
PCCW Ltd	466,000	289,720
Power Assets Holdings Ltd	41,000	284,455
Shangri-La Asia Ltd	68,666	97,620
Sino Land Co Ltd	172,994	334,963
Sun Hung Kai Properties Ltd	36,492	627,323
Swire Pacific Ltd ‘A’	27,500	354,224
Swire Pacific Ltd ‘B’	70,000	140,196
Swire Properties Ltd	40,600	174,738
Techtronic Industries Co Ltd	54,000	363,671
The Bank of East Asia Ltd	60,526	196,757

	Shares	Value
The Wharf Holdings Ltd	75,000	$226,730
Vitasoy International Holdings Ltd	38,000	184,040
WH Group Ltd ~	545,000	582,946
Wharf Real Estate Investment Co Ltd	29,000	216,128
Wheelock & Co Ltd	37,000	271,546
Xinyi Glass Holdings Ltd	184,000	211,288
Yue Yuen Industrial Holdings Ltd	84,000	289,192

		16,236,514

Ireland - 0.7%

AIB Group PLC	38,774	174,484
Bank of Ireland Group PLC	52,446	312,998
CRH PLC	1,776	55,048
CRH PLC ADR	36,047	1,117,457
Glanbia PLC	8,940	174,896
James Hardie Industries PLC	14,694	189,584
Kerry Group PLC ‘A’	4,802	535,971
Kingspan Group PLC	9,042	418,978
Paddy Power Betfair PLC	3,995	308,096
Smurfit Kappa Group PLC	10,216	285,526

		3,573,038

Israel - 0.5%

Azrieli Group Ltd	1,598	94,656
Bank Hapoalim BM	55,054	365,872
Bank Leumi Le-Israel BM	68,380	447,994
Bezeq The Israeli Telecommunication Corp Ltd	72,852	52,399
Delek Group Ltd	297	51,493
Elbit Systems Ltd	906	117,361
First International Bank Of Israel Ltd *	3,303	77,984
Israel Chemicals Ltd	27,171	141,967
Israel Discount Bank Ltd ‘A’	83,639	289,846
Melisron Ltd	708	35,955
Mizrahi Tefahot Bank Ltd	11,518	237,390
Nice Ltd ADR *	1,765	216,230
Strauss Group Ltd	2,446	58,645
Teva Pharmaceutical Industries Ltd *	920	14,410
Teva Pharmaceutical Industries Ltd ADR *	20,244	317,426

		2,519,628

Italy - 1.8%

A2A SPA	92,106	168,287
Assicurazioni Generali SPA	35,549	659,097
Atlantia SPA	11,542	299,329
Davide Campari-Milano SPA	19,531	191,885
Enel SPA	225,239	1,443,288
Eni SPA	81,928	1,447,546
Eni SPA ADR	5,807	204,639
Ferrari NV	4,043	543,170
FinecoBank Banca Fineco SPA	25,902	341,267
Intesa Sanpaolo SPA	325,358	794,041
Leonardo SPA	18,680	217,562
Mediobanca Banca di Credito Finanziario SPA	31,595	328,970
Moncler SPA	6,170	249,019
Pirelli & C SPA * ~	8,867	57,073
Poste Italiane SPA ~	20,018	194,996
PRADA SPA	28,800	85,851
Recordati SPA	2,349	91,531
Snam SPA	67,038	344,852
Telecom Italia SPA *	737,446	459,315
Telecom Italia SPA ADR *	2,600	16,328
Terna Rete Elettrica Nazionale SPA	51,141	324,582
UniCredit SPA	45,474	584,136
UnipolSai Assicurazioni SPA	49,670	134,135

		9,180,899

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Japan - 23.0%

ABC-Mart Inc	900	$53,582
Acom Co Ltd	14,000	50,055
Advantest Corp	7,800	182,189
Aeon Co Ltd	22,400	469,176
Aeon Delight Co Ltd	400	15,574
AEON Financial Service Co Ltd	9,200	187,616
Aeon Mall Co Ltd	2,370	39,006
AGC Inc	12,700	446,093
Aica Kogyo Co Ltd	2,000	66,859
Ain Holdings Inc	1,300	97,765
Air Water Inc	13,600	197,533
Aisin Seiki Co Ltd	7,400	264,913
Ajinomoto Co Inc	9,700	155,268
Alfresa Holdings Corp	4,200	119,686
Alps Alpine Co Ltd	9,700	202,808
Amada Holdings Co Ltd	19,500	193,484
Amano Corp	1,000	23,523
ANA Holdings Inc	3,300	121,070
Anritsu Corp	2,600	48,363
Aozora Bank Ltd	6,000	148,271
Ariake Japan Co Ltd	700	37,547
Asahi Group Holdings Ltd	11,300	504,415
Asahi Intecc Co Ltd	3,400	160,122
Asahi Kasei Corp	43,300	448,425
Asics Corp	6,400	86,122
Astellas Pharma Inc	49,300	740,771
Azbil Corp	5,400	126,595
Bandai Namco Holdings Inc	7,400	347,437
Benefit One Inc	3,600	70,806
Benesse Holdings Inc	2,400	62,456
Bic Camera Inc	4,900	51,539
Bridgestone Corp	20,300	782,229
Brother Industries Ltd	17,300	321,306
Calbee Inc	2,100	56,717
Canon Inc	20,800	603,929
Canon Inc ADR	2,882	83,693
Canon Marketing Japan Inc	2,600	51,257
Capcom Co Ltd	4,700	105,486
Casio Computer Co Ltd	9,400	123,009
Central Japan Railway Co	3,800	883,296
Chubu Electric Power Co Inc	13,600	212,611
Chugai Pharmaceutical Co Ltd	4,400	303,068
Citizen Watch Co Ltd	16,500	92,201
Coca-Cola Bottlers Japan Holdings Inc	6,375	162,158
COMSYS Holdings Corp	4,000	109,266
Concordia Financial Group Ltd	55,000	212,649
Cosmo Energy Holdings Co Ltd	5,200	104,435
Cosmos Pharmaceutical Corp	300	51,944
Credit Saison Co Ltd	10,300	136,279
CyberAgent Inc	4,200	171,866
Dai Nippon Printing Co Ltd	10,800	258,691
Dai-ichi Life Holdings Inc	24,800	345,249
Daicel Corp	15,400	167,720
Daido Steel Co Ltd	2,500	98,958
Daifuku Co Ltd	3,400	177,851
Daiichi Sankyo Co Ltd	9,400	434,070
Daiichikosho Co Ltd	2,600	133,133
Daikin Industries Ltd	7,300	858,076
Daio Paper Corp	5,500	67,548
Daito Trust Construction Co Ltd	2,600	362,747
Daiwa House Industry Co Ltd	23,200	738,864
Daiwa Securities Group Inc	66,700	325,117
DeNA Co Ltd	7,500	113,056
Denka Co Ltd	7,700	222,816
Denso Corp	11,800	461,017
Dentsu Inc	4,500	190,450
DIC Corp	7,600	222,676
Disco Corp	1,200	171,854

	Shares	Value
DMG Mori Co Ltd	4,300	$53,459
Dowa Holdings Co Ltd	3,200	105,373
East Japan Railway Co	8,700	840,124
Ebara Corp	5,600	158,482
Eisai Co Ltd	4,400	247,574
Electric Power Development Co Ltd	4,800	117,050
Ezaki Glico Co Ltd	1,700	89,469
FamilyMart UNY Holdings Co Ltd	4,868	124,090
Fancl Corp	1,800	46,682
FANUC Corp	3,800	649,852
Fast Retailing Co Ltd	1,700	800,634
FP Corp	1,100	65,066
Fuji Electric Co Ltd	7,400	210,685
Fuji Oil Holdings Inc	3,400	116,561
Fuji Seal International Inc	2,100	76,078
FUJIFILM Holdings Corp	8,300	378,049
Fujitsu Ltd	8,500	614,717
Fukuoka Financial Group Inc	6,600	146,557
Fukuyama Transporting Co Ltd	1,500	57,843
Furukawa Electric Co Ltd	6,700	169,566
Glory Ltd	3,200	76,929
GMO internet Inc	2,600	42,539
GMO Payment Gateway Inc	1,400	99,844
Goldwin Inc	400	58,380
GS Yuasa Corp	3,600	70,786
GungHo Online Entertainment Inc	7,100	25,917
H2O Retailing Corp	6,100	85,154
Hakuhodo DY Holdings Inc	10,000	161,022
Hamamatsu Photonics KK	3,000	116,379
Hankyu Hanshin Holdings Inc	8,800	330,331
Harmonic Drive Systems Inc	2,400	82,672
Haseko Corp	24,000	302,491
Heiwa Corp	2,800	56,020
Hikari Tsushin Inc	700	132,865
Hino Motors Ltd	15,100	127,477
Hirose Electric Co Ltd	1,156	121,724
HIS Co Ltd	2,500	92,068
Hisamitsu Pharmaceutical Co Inc	1,300	59,966
Hitachi Capital Corp	5,600	130,053
Hitachi Chemical Co Ltd	6,600	146,877
Hitachi Construction Machinery Co Ltd	7,800	207,938
Hitachi High-Technologies Corp	3,300	135,595
Hitachi Ltd	27,200	883,745
Hitachi Ltd ADR	1,820	118,054
Hitachi Metals Ltd	13,300	154,948
Hitachi Transport System Ltd	3,200	95,084
Hokuriku Electric Power Co *	3,400	26,697
Honda Motor Co Ltd	44,399	1,205,910
Honda Motor Co Ltd ADR	6,220	168,997
Horiba Ltd	2,900	161,726
Hoshizaki Corp	1,100	68,284
House Foods Group Inc	2,500	100,722
Hoya Corp	12,150	804,782
Hulic Co Ltd	10,300	101,207
Ibiden Co Ltd	5,900	89,913
Idemitsu Kosan Co Ltd	11,800	394,688
IHI Corp	10,600	255,359
Iida Group Holdings Co Ltd	8,000	145,162
Inpex Corp	29,100	276,826
Isetan Mitsukoshi Holdings Ltd	14,600	147,704
Isuzu Motors Ltd	24,300	320,149
Ito En Ltd	2,500	130,131
ITOCHU Corp	29,700	538,276
Itochu Techno-Solutions Corp	2,600	60,831
Itoham Yonekyu Holdings Inc	7,400	46,131
Iwatani Corp	2,900	93,168
Izumi Co Ltd	2,000	93,338
J Front Retailing Co Ltd	11,700	139,413
Japan Airlines Co Ltd	4,500	158,578
Japan Airport Terminal Co Ltd	1,600	67,792

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Japan Exchange Group Inc	17,300	$308,787
Japan Post Holdings Co Ltd	32,100	375,694
Japan Tobacco Inc	32,100	795,047
JFE Holdings Inc	13,700	233,185
JGC Corp	7,000	93,335
JSR Corp	9,600	149,358
JTEKT Corp	19,200	237,083
JXTG Holdings Inc	140,650	642,059
K’s Holdings Corp	8,800	78,076
Kagome Co Ltd	2,300	64,746
Kajima Corp	26,266	388,546
Kakaku.com Inc	4,800	92,473
Kaken Pharmaceutical Co Ltd	1,600	72,878
Kamigumi Co Ltd	6,300	146,118
Kandenko Co Ltd	4,800	41,084
Kaneka Corp	3,800	142,662
Kansai Paint Co Ltd	5,300	101,309
Kao Corp	15,800	1,247,041
Kawasaki Heavy Industries Ltd	12,000	296,797
KDDI Corp	59,500	1,281,468
Keihan Holdings Co Ltd	2,800	117,878
Keikyu Corp	7,600	129,123
Keio Corp	3,000	194,060
Keisei Electric Railway Co Ltd	4,100	149,103
Kewpie Corp	3,800	91,290
Keyence Corp	2,380	1,487,964
Kikkoman Corp	3,000	147,513
Kinden Corp	7,700	127,775
Kintetsu Group Holdings Co Ltd	5,600	261,217
Kirin Holdings Co Ltd	27,600	660,293
Kobayashi Pharmaceutical Co Ltd	1,400	118,451
Kobe Bussan Co Ltd	1,600	60,781
Kobe Steel Ltd	23,000	173,037
Koito Manufacturing Co Ltd	4,400	250,153
Kokuyo Co Ltd	3,300	48,481
Komatsu Ltd	31,000	723,030
Konami Holdings Corp	3,400	147,933
Konica Minolta Inc	32,800	323,413
Kose Corp	1,200	221,173
Kubota Corp	24,100	350,300
Kuraray Co Ltd	21,600	275,536
Kurita Water Industries Ltd	6,300	161,311
Kusuri no Aoki Holdings Co Ltd	500	35,832
Kyocera Corp	7,200	423,957
Kyoritsu Maintenance Co Ltd	1,100	54,694
Kyowa Exeo Corp	4,200	116,189
Kyowa Hakko Kirin Co Ltd	4,000	87,294
Kyudenko Corp	2,000	62,839
Kyushu Electric Power Co Inc	13,900	164,184
Kyushu Financial Group Inc	16,500	67,113
Kyushu Railway Co	4,700	154,606
Lasertec Corp	1,000	41,988
Lawson Inc	2,500	138,688
LINE Corp *	1,300	45,779
Lion Corp	5,000	105,371
LIXIL Group Corp	14,800	197,810
M3 Inc	16,000	269,275
Mabuchi Motor Co Ltd	2,100	73,241
Maeda Corp	10,200	101,446
Maeda Road Construction Co Ltd	2,600	50,565
Makita Corp	6,300	220,185
Marubeni Corp	34,600	239,896
Maruha Nichiro Corp	2,100	75,247
Marui Group Co Ltd	7,500	151,644
Maruichi Steel Tube Ltd	3,200	93,342
Matsui Securities Co Ltd	3,100	29,220
Matsumotokiyoshi Holdings Co Ltd	2,600	86,873
Mazda Motor Corp	25,200	282,540
McDonald’s Holdings Co Japan Ltd	2,200	101,780
Mebuki Financial Group Inc	43,360	110,984

	Shares	Value
Medipal Holdings Corp	6,500	$154,660
Megmilk Snow Brand Co Ltd	3,000	73,169
MEIJI Holdings Co Ltd	4,000	325,165
MINEBEA MITSUMI Inc	18,100	273,210
MISUMI Group Inc	6,800	169,777
Mitsubishi Chemical Holdings Corp	49,900	352,424
Mitsubishi Corp	29,600	824,100
Mitsubishi Electric Corp	53,600	691,568
Mitsubishi Estate Co Ltd	19,200	348,382
Mitsubishi Gas Chemical Co Inc	7,900	113,156
Mitsubishi Heavy Industries Ltd	7,400	307,943
Mitsubishi Logistics Corp	3,500	97,876
Mitsubishi Materials Corp	6,200	163,945
Mitsubishi Motors Corp	35,700	190,215
Mitsubishi Tanabe Pharma Corp	8,200	109,834
Mitsubishi UFJ Financial Group Inc	250,900	1,240,899
Mitsubishi UFJ Financial Group Inc ADR	11,059	54,742
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	217,461
Mitsui & Co Ltd	30,800	479,261
Mitsui & Co Ltd ADR	300	93,326
Mitsui Chemicals Inc	12,100	293,064
Mitsui Fudosan Co Ltd	19,500	491,235
Mitsui OSK Lines Ltd	7,900	170,452
Miura Co Ltd	2,800	64,736
Mixi Inc	5,000	115,691
Mizuho Financial Group Inc	434,000	671,603
Mizuho Financial Group Inc ADR	59,032	180,638
Mochida Pharmaceutical Co Ltd	1,000	51,378
MonotaRO Co Ltd	5,400	120,716
Morinaga & Co Ltd	2,100	91,328
MS&AD Insurance Group Holdings Inc	11,300	344,295
Murata Manufacturing Co Ltd	15,000	750,674
Nabtesco Corp	5,300	155,311
Nagase & Co Ltd	5,100	73,428
Nagoya Railroad Co Ltd	5,000	138,561
Nankai Electric Railway Co Ltd	4,200	116,027
NEC Corp	15,600	528,725
NET One Systems Co Ltd	2,400	60,352
Nexon Co Ltd *	11,600	182,425
NGK Insulators Ltd	12,200	177,739
NGK Spark Plug Co Ltd	10,300	191,842
NH Foods Ltd	5,500	198,176
NHK Spring Co Ltd	17,200	154,782
Nichirei Corp	5,200	128,436
Nidec Corp	5,700	725,808
Nidec Corp ADR	2,071	66,023
Nifco Inc	6,800	173,608
Nihon Kohden Corp	2,500	74,508
Nihon M&A Center Inc	4,200	115,441
Nihon Unisys Ltd	4,200	111,505
Nikon Corp	15,300	216,321
Nintendo Co Ltd	2,000	573,382
Nippo Corp	3,000	56,044
Nippon Electric Glass Co Ltd	5,700	151,444
Nippon Express Co Ltd	5,000	278,781
Nippon Kayaku Co Ltd	6,000	71,029
Nippon Paint Holdings Co Ltd	3,300	130,264
Nippon Paper Industries Co Ltd	6,000	123,953
Nippon Shinyaku Co Ltd	1,100	80,316
Nippon Shokubai Co Ltd	1,600	104,662
Nippon Steel & Sumitomo Metal Corp	18,663	330,347
Nippon Suisan Kaisha Ltd	26,100	199,545
Nippon Telegraph & Telephone Corp	18,400	784,412
Nippon Yusen KK	9,100	133,635
Nipro Corp	14,300	184,978
Nishi-Nippon Railroad Co Ltd	2,000	48,430
Nissan Chemical Corp	4,000	183,751
Nissan Motor Co Ltd	91,300	749,769
Nisshin Seifun Group Inc	4,440	102,068
Nisshinbo Holdings Inc	7,700	67,393

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Nissin Foods Holdings Co Ltd	1,800	$123,851
Nitori Holdings Co Ltd	2,400	310,309
Nitto Denko Corp	8,600	453,299
NOF Corp	3,300	112,631
NOK Corp	6,700	104,586
Nomura Holdings Inc	63,400	229,105
Nomura Holdings Inc ADR	14,971	53,746
Nomura Real Estate Holdings Inc	7,900	152,019
Nomura Research Institute Ltd	4,182	190,488
NS Solutions Corp	900	24,338
NSK Ltd	23,200	218,132
NTN Corp	43,500	129,314
NTT Data Corp	22,500	248,753
NTT DOCOMO Inc	36,500	808,973
Obayashi Corp	33,300	335,620
Obic Co Ltd	1,600	161,799
Odakyu Electric Railway Co Ltd	7,500	181,999
Oji Holdings Corp	50,400	313,631
OKUMA Corp	1,600	86,928
Olympus Corp	42,400	461,279
Omron Corp	5,400	253,698
Ono Pharmaceutical Co Ltd	8,200	161,133
Open House Co Ltd	2,000	68,832
Oracle Corp Japan	1,100	73,974
Orient Corp	20,800	21,272
Oriental Land Co Ltd	3,900	443,570
ORIX Corp	50,400	724,127
Osaka Gas Co Ltd	8,900	175,963
OSG Corp	3,700	71,564
Otsuka Corp	3,600	134,684
Otsuka Holdings Co Ltd	7,200	283,485
PALTAC Corp	800	43,631
Pan Pacific International Holdings Corp	2,900	192,137
Panasonic Corp	75,700	652,692
Panasonic Corp ADR	13,000	112,710
Park24 Co Ltd	4,900	106,526
PeptiDream Inc *	1,800	88,650
Persol Holdings Co Ltd	6,700	108,797
Pigeon Corp	4,400	180,527
Pilot Corp	1,400	56,829
Pola Orbis Holdings Inc	3,100	99,157
Rakuten Inc	36,400	345,430
Recruit Holdings Co Ltd	35,100	1,006,332
Relo Group Inc	4,000	112,674
Renesas Electronics Corp *	50,900	236,539
Rengo Co Ltd	12,800	120,239
Resona Holdings Inc	46,200	200,142
Ricoh Co Ltd	31,500	329,876
Rinnai Corp	1,400	99,128
Rohm Co Ltd	3,800	238,089
Rohto Pharmaceutical Co Ltd	3,300	85,047
Ryohin Keikaku Co Ltd	1,000	253,835
Sankyo Co Ltd	1,700	64,902
Sankyu Inc	3,700	180,843
Santen Pharmaceutical Co Ltd	12,400	185,334
Sanwa Holdings Corp	11,800	140,723
Sapporo Holdings Ltd	5,100	111,582
Sawai Pharmaceutical Co Ltd	2,700	156,602
SBI Holdings Inc	11,420	255,370
SCREEN Holdings Co Ltd	4,000	161,810
SCSK Corp	2,100	93,767
Secom Co Ltd	4,500	385,915
Sega Sammy Holdings Inc	6,800	80,347
Seibu Holdings Inc	15,200	266,322
Seiko Epson Corp	19,400	297,595
Seino Holdings Co Ltd	7,600	101,564
Sekisui Chemical Co Ltd	20,600	331,943
Sekisui House Ltd	18,900	313,201
Seria Co Ltd	1,900	65,554
Seven & i Holdings Co Ltd	24,500	924,390

	Shares	Value
Seven Bank Ltd	42,700	$126,230
Sharp Corp	5,700	62,976
Shikoku Electric Power Co Inc	8,700	106,124
Shimadzu Corp	4,200	121,904
Shimamura Co Ltd	1,100	93,227
Shimano Inc	1,600	260,507
Shimizu Corp	23,500	204,667
Shin-Etsu Chemical Co Ltd	7,700	647,946
Shinsei Bank Ltd *	8,500	120,952
Shionogi & Co Ltd	5,500	341,449
Ship Healthcare Holdings Inc	2,200	90,496
Shiseido Co Ltd	12,100	876,098
SHO-BOND Holdings Co Ltd	500	33,427
Showa Denko KK	8,800	311,062
Showa Shell Sekiyu KK *	8,000	109,649
Skylark Holdings Co Ltd	13,400	222,091
SMC Corp	1,200	452,347
SoftBank Group Corp	32,000	3,119,252
Sohgo Security Services Co Ltd	2,700	117,769
Sojitz Corp	63,300	223,662
Sompo Holdings Inc	7,850	290,709
Sony Corp	28,100	1,186,415
Sony Corp ADR	12,142	512,878
Sony Financial Holdings Inc	5,300	100,021
Sotetsu Holdings Inc	4,300	132,430
Square Enix Holdings Co Ltd	2,400	84,352
Stanley Electric Co Ltd	8,500	229,055
Subaru Corp	17,300	395,005
Sugi Holdings Co Ltd	1,100	48,544
SUMCO Corp	19,700	220,368
Sumitomo Bakelite Co Ltd	2,600	93,358
Sumitomo Chemical Co Ltd	98,800	461,228
Sumitomo Corp	25,500	353,539
Sumitomo Dainippon Pharma Co Ltd	6,300	156,360
Sumitomo Electric Industries Ltd	22,300	296,659
Sumitomo Forestry Co Ltd	9,500	132,237
Sumitomo Heavy Industries Ltd	7,700	250,248
Sumitomo Metal Mining Co Ltd	10,500	311,134
Sumitomo Mitsui Financial Group Inc	28,800	1,008,539
Sumitomo Mitsui Trust Holdings Inc	8,000	287,513
Sumitomo Osaka Cement Co Ltd	2,000	78,842
Sumitomo Realty & Development Co Ltd	7,600	315,326
Sumitomo Rubber Industries Ltd	20,700	248,620
Sundrug Co Ltd	3,200	88,315
Suntory Beverage & Food Ltd	5,700	268,080
Suzuken Co Ltd	1,600	92,808
Suzuki Motor Corp	11,100	492,040
Sysmex Corp	5,100	308,940
T&D Holdings Inc	25,300	266,429
Taiheiyo Cement Corp	9,000	300,590
Taisei Corp	7,200	334,964
Taisho Pharmaceutical Holdings Co Ltd	1,200	114,639
Taiyo Nippon Sanso Corp	8,200	125,204
Taiyo Yuden Co Ltd	11,900	235,505
Takara Holdings Inc	5,900	69,927
Takashimaya Co Ltd	7,500	99,943
Takeda Pharmaceutical Co Ltd	28,227	1,155,959
Takeda Pharmaceutical Co Ltd ADR *	13,048	265,788
TDK Corp	6,400	503,707
TechnoPro Holdings Inc	2,000	119,831
Teijin Ltd	19,100	315,838
Terumo Corp	18,800	575,387
The Bank of Kyoto Ltd	3,300	138,172
The Chiba Bank Ltd	31,000	168,574
The Chugoku Bank Ltd	7,900	74,092
The Chugoku Electric Power Co Inc	6,300	78,640
The Gunma Bank Ltd	16,000	60,633
The Hachijuni Bank Ltd	19,000	78,869
The Hiroshima Bank Ltd	16,300	83,084
The Iyo Bank Ltd	14,100	74,642

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
The Kansai Electric Power Co Inc	19,000	$280,195
The Shizuoka Bank Ltd	25,000	190,448
The Yokohama Rubber Co Ltd	13,100	243,860
THK Co Ltd	8,500	211,109
TIS Inc	3,300	156,586
Tobu Railway Co Ltd	6,100	176,300
Toda Corp	10,000	61,647
Toho Co Ltd	3,400	136,771
Toho Gas Co Ltd	2,600	116,928
Toho Holdings Co Ltd	1,900	47,493
Tohoku Electric Power Co Inc	15,100	192,805
Tokai Carbon Co Ltd	14,900	186,842
Tokai Rika Co Ltd	2,900	49,537
Tokio Marine Holdings Inc	14,100	683,098
Tokuyama Corp	5,800	137,285
Tokyo Broadcasting System Holdings Inc	2,400	43,988
Tokyo Century Corp	3,300	143,825
Tokyo Electric Power Co Holdings Inc *	42,500	268,859
Tokyo Electron Ltd	5,000	725,292
Tokyo Gas Co Ltd	8,600	232,800
Tokyo Tatemono Co Ltd	13,400	164,609
Tokyu Corp	11,200	195,789
Tokyu Fudosan Holdings Corp	43,900	263,074
Toppan Printing Co Ltd	11,500	174,033
Toray Industries Inc	36,000	229,730
Toshiba Corp	4,900	156,182
Toshiba Plant Systems & Services Corp	2,500	44,400
Tosoh Corp	18,600	290,220
TOTO Ltd	4,000	170,080
Toyo Seikan Group Holdings Ltd	6,800	139,492
Toyo Suisan Kaisha Ltd	2,000	76,239
Toyo Tire Corp	11,100	126,180
Toyoda Gosei Co Ltd	7,400	157,110
Toyota Boshoku Corp	7,000	106,120
Toyota Industries Corp	3,300	165,821
Toyota Motor Corp	75,832	4,467,322
Toyota Motor Corp ADR	3,076	363,030
Toyota Tsusho Corp	5,900	192,776
Trend Micro Inc	4,600	224,345
TS Tech Co Ltd	3,200	92,383
Tsumura & Co	3,400	103,556
Tsuruha Holdings Inc	1,300	105,877
TV Asahi Holdings Corp	2,100	36,945
Ube Industries Ltd	10,500	216,500
Ulvac Inc	3,700	107,538
Unicharm Corp	12,900	427,663
Universal Entertainment Corp	1,200	36,321
USS Co Ltd	8,500	158,079
Wacoal Holdings Corp	1,300	32,366
Welcia Holdings Co Ltd	1,600	54,359
West Japan Railway Co	4,400	331,521
Yahoo Japan Corp	80,900	198,420
Yakult Honsha Co Ltd	2,300	161,261
Yamada Denki Co Ltd	32,600	160,779
Yamaguchi Financial Group Inc	10,000	84,788
Yamaha Corp	2,500	125,184
Yamaha Motor Co Ltd	18,500	363,902
Yamato Holdings Co Ltd	8,800	227,663
Yamato Kogyo Co Ltd	1,600	43,759
Yamazaki Baking Co Ltd	4,600	74,779
Yaoko Co Ltd	700	34,439
Yaskawa Electric Corp	9,600	303,106
Yokogawa Electric Corp	6,100	126,671
Zenkoku Hosho Co Ltd	3,400	118,989
Zensho Holdings Co Ltd	3,700	85,800
Zeon Corp	12,900	131,159
ZOZO Inc	7,400	139,903

		117,676,799

	Shares	Value
Jordan - 0.0%

Hikma Pharmaceuticals PLC	8,388	$195,896

Luxembourg - 0.3%

ArcelorMittal	25,458	516,653
ArcelorMittal ‘NY’	7,211	146,960
Eurofins Scientific SE	717	297,026
RTL Group SA	2,604	142,340
SES SA	31,642	492,130
Tenaris SA	3,865	54,446
Tenaris SA ADR	2,149	60,709

		1,710,264

Macau - 0.2%

Galaxy Entertainment Group Ltd	72,000	490,681
MGM China Holdings Ltd	39,600	83,043
Sands China Ltd	77,600	390,557
SJM Holdings Ltd	118,000	134,893
Wynn Macau Ltd	68,400	161,537

		1,260,711

Malta - 0.0%

Kindred Group PLC SDR	11,857	118,945

Mexico - 0.0%

Fresnillo PLC	9,041	102,461

Mongolia - 0.0%

Turquoise Hill Resources Ltd *	67,844	111,690

Netherlands - 3.5%

ABN AMRO Group NV CVA ~	18,344	413,557
Aegon NV	32,081	154,100
Aegon NV ‘NY’	47,000	225,130
Akzo Nobel NV	7,873	699,385
ASML Holding NV	3,104	583,396
ASML Holding NV ‘NY’	8,065	1,516,623
ASR Nederland NV	9,373	390,538
GrandVision NV ~	2,742	59,406
Heineken NV	7,787	823,039
ING Groep NV	74,515	902,920
ING Groep NV ADR	8,664	105,181
Koninklijke Ahold Delhaize NV	42,322	1,126,771
Koninklijke DSM NV	8,226	897,331
Koninklijke KPN NV	187,331	594,658
Koninklijke Philips NV	8,476	346,309
Koninklijke Philips NV ‘NY’	12,673	517,819
Koninklijke Vopak NV	4,540	217,453
NN Group NV	13,327	554,489
OCI NV *	2,416	66,556
Randstad NV	8,469	413,524
Royal Dutch Shell PLC ‘A’	23,293	732,004
Royal Dutch Shell PLC ‘A’ ADR	47,972	3,002,567
Royal Dutch Shell PLC ‘B’	16,666	526,739
Royal Dutch Shell PLC ‘B’ ADR	40,335	2,579,423
Wolters Kluwer NV	10,737	731,503

		18,180,421

New Zealand - 0.4%

a2 Milk Co Ltd *	25,011	244,724
Air New Zealand Ltd	54,989	95,003
Auckland International Airport Ltd	33,398	185,279
Contact Energy Ltd	21,314	100,855
EBOS Group Ltd	5,999	89,888
Fisher & Paykel Healthcare Corp Ltd	18,508	198,131

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Fletcher Building Ltd	34,287	$115,628
Genesis Energy Ltd	5,624	12,338
Mainfreight Ltd	3,612	88,234
Mercury NZ Ltd	13,101	34,809
Meridian Energy Ltd	31,288	89,257
Port of Tauranga Ltd	20,172	74,596
Ryman Healthcare Ltd	12,512	104,471
SKYCITY Entertainment Group Ltd	22,001	57,991
Spark New Zealand Ltd	86,515	224,107
Vector Ltd	20,849	50,851
Xero Ltd *	1,385	47,964
Z Energy Ltd	25,100	107,080

		1,921,206

Norway - 0.8%

Aker ASA ‘A’	1,077	82,205
Aker BP ASA	3,524	125,674
Austevoll Seafood ASA	9,474	112,183
DNB ASA	22,434	413,229
Entra ASA ~	3,228	48,753
Equinor ASA	43,525	954,071
Gjensidige Forsikring ASA	5,515	95,329
Leroy Seafood Group ASA	15,000	108,976
Mowi ASA *	14,039	313,645
Norsk Hydro ASA	74,389	302,525
Orkla ASA	30,031	230,632
Salmar ASA	2,511	120,609
Schibsted ASA ‘A’	1,590	62,497
Schibsted ASA ‘B’	2,209	79,140
SpareBank 1 SR-Bank ASA	8,749	100,858
Storebrand ASA	27,558	214,691
Telenor ASA	24,394	488,464
TGS NOPEC Geophysical Co ASA	6,760	184,617
Tomra Systems ASA	4,331	129,114
Yara International ASA	4,387	179,757

		4,346,969

Portugal - 0.2%

EDP - Energias de Portugal SA	72,181	283,989
Galp Energia SGPS SA	22,318	357,617
Jeronimo Martins SGPS SA	10,789	159,303

		800,909

Russia - 0.0%

Evraz PLC	11,523	93,227

Singapore - 1.2%

BOC Aviation Ltd ~	21,100	172,221
CapitaLand Ltd	114,100	307,859
City Developments Ltd	25,300	169,319
ComfortDelGro Corp Ltd	84,531	160,663
DBS Group Holdings Ltd	35,104	655,282
Genting Singapore Ltd	286,900	220,690
Golden Agri-Resources Ltd	342,000	70,708
Great Eastern Holdings Ltd	2,000	38,507
Jardine Cycle & Carriage Ltd	4,922	118,227
Keppel Corp Ltd	70,000	322,094
Olam International Ltd	32,100	46,939
Oversea-Chinese Banking Corp Ltd	86,437	706,672
SATS Ltd	40,200	151,915
Sembcorp Industries Ltd	110,100	207,651
Singapore Airlines Ltd	44,900	320,615
Singapore Exchange Ltd	36,600	197,847
Singapore Press Holdings Ltd	72,200	128,652
Singapore Technologies Engineering Ltd	68,100	188,323
Singapore Telecommunications Ltd	251,200	560,858
United Overseas Bank Ltd	45,081	841,094
UOL Group Ltd	28,700	147,547

	Shares	Value
Venture Corp Ltd	16,100	$213,908
Wilmar International Ltd	49,000	119,811

		6,067,402

South Africa - 0.3%

Anglo American PLC	50,771	1,357,940
Investec PLC	36,544	210,587

		1,568,527

Spain - 2.5%

Acciona SA	395	44,017
ACS Actividades de Construccion y Servicios SA	10,057	442,125
Aena SME SA ~	2,674	481,830
Amadeus IT Group SA	13,931	1,116,554
Banco Bilbao Vizcaya Argentaria SA	137,403	785,098
Banco de Sabadell SA	251,284	250,459
Banco Santander SA	412,733	1,916,538
Bankia SA	59,763	154,955
Bankinter SA	31,765	242,104
CaixaBank SA (SIBE) *	117,872	368,607
Cellnex Telecom SA ~	11,298	331,685
EDP Renovaveis SA	9,060	86,386
Enagas SA	13,066	380,383
Endesa SA	11,264	287,462
Ferrovial SA	12,762	299,058
Grifols SA	11,199	314,020
Iberdrola SA	194,026	1,703,503
Industria de Diseno Textil SA	28,094	826,004
Mapfre SA	71,504	197,095
Naturgy Energy Group SA	12,861	359,972
Red Electrica Corp SA	13,344	284,450
Repsol SA	40,022	684,707
Siemens Gamesa Renewable Energy SA *	8,132	129,622
Telefonica SA	122,704	1,027,876
Telefonica SA ADR	25,625	214,225

		12,928,735

Sweden - 2.5%

AAK AB	8,574	127,996
Alfa Laval AB	10,975	252,216
Assa Abloy AB ‘B’	18,638	402,251
Atlas Copco AB ‘A’	20,922	562,823
Atlas Copco AB ‘B’	14,220	352,690
Axfood AB	5,116	95,233
BillerudKorsnas AB	12,208	162,124
Boliden AB	18,466	526,263
Castellum AB	8,259	160,269
Electrolux AB ‘B’	10,802	278,162
Elekta AB ‘B’	7,910	98,527
Epiroc AB *	38,690	383,378
Essity AB ‘A’	303	8,723
Essity AB ‘B’	16,012	462,079
Fabege AB	8,974	130,422
Fastighets AB Balder ‘B’ *	2,974	95,406
Getinge AB ‘B’	14,235	166,002
Hennes & Mauritz AB ‘B’	24,853	414,629
Hexagon AB ‘B’	5,289	276,417
Hexpol AB	13,173	111,122
Holmen AB ‘B’	6,351	137,694
Hufvudstaden AB ‘A’	6,211	107,832
Husqvarna AB ‘B’	24,623	201,377
ICA Gruppen AB	3,860	154,970
Indutrade AB	4,911	139,936
Intrum AB	5,042	144,991
Lifco AB ‘B’	2,159	88,100
Loomis AB ‘B’	3,554	122,558
Lundin Petroleum AB	4,805	162,707
Nibe Industrier AB ‘B’	9,447	121,095
Pandox AB	3,627	65,012

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Peab AB	9,603	$83,106
Saab AB ‘B’	4,026	129,146
Sandvik AB	36,984	601,512
Securitas AB ‘B’	14,287	231,109
Skandinaviska Enskilda Banken AB ‘A’	42,506	368,226
Skanska AB ‘B’	14,475	263,253
SKF AB ‘B’	22,953	381,876
SSAB AB ‘A’	13,264	47,776
SSAB AB ‘B’	23,085	70,371
Svenska Cellulosa AB SCA ‘A’	303	2,949
Svenska Cellulosa AB SCA ‘B’	29,158	253,173
Svenska Handelsbanken AB ‘A’	36,562	386,021
Sweco AB ‘B’	4,173	100,591
Swedbank AB ‘A’	23,129	326,880
Swedish Match AB	5,904	301,239
Swedish Orphan Biovitrum AB *	3,903	91,558
Tele2 AB ‘B’	25,906	345,671
Telefonaktiebolaget LM Ericsson ‘A’	2,470	23,049
Telefonaktiebolaget LM Ericsson ‘B’	50,686	466,914
Telefonaktiebolaget LM Ericsson ADR	4,153	38,125
Telia Co AB	86,934	391,867
Trelleborg AB ‘B’	14,599	226,320
Volvo AB ‘A’	10,757	166,676
Volvo AB ‘B’	56,698	879,734
Wallenstam AB ‘B’	4,592	46,376

		12,736,522

Switzerland - 7.8%

ABB Ltd	51,660	970,919
ABB Ltd ADR	13,873	261,783
Adecco Group AG	11,100	592,790
Baloise Holding AG	2,613	431,865
Banque Cantonale Vaudoise	158	126,677
Barry Callebaut AG	113	204,251
Chocoladefabriken Lindt & Spruengli AG	4	312,930
Cie Financiere Richemont SA	10,941	798,182
Clariant AG	15,688	330,211
Coca-Cola HBC AG	8,243	281,080
Credit Suisse Group AG	59,069	688,533
Dufry AG	2,691	282,956
EMS-Chemie Holding AG	333	180,766
Flughafen Zurich AG	1,597	291,453
Geberit AG	1,053	430,667
Givaudan SA	282	721,788
Glencore PLC	368,270	1,526,168
Helvetia Holding AG	238	145,379
Julius Baer Group Ltd	11,543	466,939
Kuehne + Nagel International AG	1,969	270,158
LafargeHolcim Ltd (XVTX)	10,937	540,755
Logitech International SA	6,477	254,805
Lonza Group AG	3,302	1,025,128
Nestle SA	86,188	8,218,061
Novartis AG	55,762	5,359,813
Novartis AG ADR	3,503	336,778
Partners Group Holding AG	612	445,207
Roche Holding AG	22,441	6,180,777
Schindler Holding AG	830	171,837
SGS SA	184	458,288
Sika AG	4,771	667,234
Sonova Holding AG	1,602	317,468
STMicroelectronics NV	29,958	444,347
STMicroelectronics NV ‘NY’	2,700	40,095
Straumann Holding AG	326	266,505
Swiss Life Holding AG	1,496	659,138
Swiss Prime Site AG	3,722	326,240
Swiss Re AG	6,998	684,020
Swisscom AG	1,468	718,249
Temenos AG	2,170	320,152
The Swatch Group AG	1,347	385,783
The Swatch Group AG - Registered	2,209	122,315

	Shares	Value
UBS Group AG (NYSE) *	50,296	$609,085
UBS Group AG (XVTX)	37,929	460,213
Vifor Pharma AG	2,184	295,562
Zurich Insurance Group AG	4,113	1,361,553

		39,984,903

United Arab Emirates - 0.0%

NMC Health PLC	4,009	119,495

United Kingdom - 12.7%

3i Group PLC	48,561	622,717
Admiral Group PLC	8,715	246,513
Ashtead Group PLC	20,765	501,986
Associated British Foods PLC	9,969	316,994
AstraZeneca PLC ADR	82,313	3,327,915
Auto Trader Group PLC ~	52,445	356,699
AVEVA Group PLC	1,277	53,698
Aviva PLC	157,187	845,262
B&M European Value Retail SA	33,112	161,297
BAE Systems PLC	108,308	680,798
Barclays PLC	41,798	84,192
Barclays PLC ADR	84,771	678,168
Barratt Developments PLC	48,042	375,271
Bellway PLC	6,832	271,041
Berkeley Group Holdings PLC	9,815	471,855
BP PLC	44,541	323,433
BP PLC ADR	114,319	4,998,027
British American Tobacco PLC	23,020	960,344
British American Tobacco PLC ADR	23,348	974,079
BT Group PLC	220,025	639,243
BT Group PLC ADR	7,614	112,611
Bunzl PLC	11,064	365,179
Burberry Group PLC	15,458	393,973
Centrica PLC	206,853	308,128
Cineworld Group PLC	27,863	106,255
CNH Industrial NV	33,655	342,900
Coca-Cola European Partners PLC *	8,748	450,901
Compass Group PLC	51,403	1,209,430
Croda International PLC	5,375	353,125
DCC PLC	4,291	371,272
Diageo PLC ADR	18,726	3,063,761
Direct Line Insurance Group PLC	109,423	503,370
DS Smith PLC	66,708	292,230
easyJet PLC	8,194	119,375
Experian PLC	30,254	818,835
Fiat Chrysler Automobiles NV *	65,890	984,113
G4S PLC	50,821	121,612
GlaxoSmithKline PLC	1,836	38,144
GlaxoSmithKline PLC ADR	73,234	3,060,449
GVC Holdings PLC	21,983	160,269
Halma PLC	22,408	488,538
Hargreaves Lansdown PLC	11,352	275,783
Hiscox Ltd	9,418	191,401
HSBC Holdings PLC	24,082	195,687
HSBC Holdings PLC ADR	85,351	3,463,544
Imperial Brands PLC	29,019	992,658
Informa PLC	41,111	398,654
InterContinental Hotels Group PLC	2,022	121,689
InterContinental Hotels Group PLC ADR	3,518	214,915
International Consolidated Airlines Group SA	44,837	298,344
Intertek Group PLC	5,159	326,819
ITV PLC	191,360	317,073
J Sainsbury PLC	83,112	255,042
JD Sports Fashion PLC	20,733	135,843
John Wood Group PLC	30,968	204,699
Johnson Matthey PLC	7,474	306,502
Just Eat PLC *	18,602	182,028
Kingfisher PLC	111,306	341,344

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

	Shares	Value
Legal & General Group PLC	190,631	$684,103
Lloyds Banking Group PLC	1,514,152	1,226,731
Lloyds Banking Group PLC ADR	20,756	66,627
London Stock Exchange Group PLC	9,938	614,725
Marks & Spencer Group PLC	96,943	351,833
Meggitt PLC	37,574	246,317
Melrose Industries PLC	189,878	453,531
Merlin Entertainments PLC ~	38,031	170,245
Micro Focus International PLC	9,014	234,359
Micro Focus International PLC ADR	3,431	88,485
Mondi PLC	13,559	300,238
National Grid PLC	25,524	283,325
National Grid PLC ADR	9,217	514,677
Next PLC	4,473	325,034
Ocado Group PLC *	7,669	136,926
Pearson PLC	14,672	160,067
Pearson PLC ADR	15,054	165,293
Persimmon PLC	11,603	328,198
Phoenix Group Holdings PLC	8,346	73,720
Prudential PLC	10,345	207,370
Prudential PLC ADR	22,245	894,694
Reckitt Benckiser Group PLC	14,538	1,209,890
RELX PLC *	32,542	695,572
RELX PLC	4,850	103,786
RELX PLC ADR	21,073	452,016
Rentokil Initial PLC	104,580	481,725
Rightmove PLC	48,028	319,352
Rolls-Royce Holdings PLC	62,901	740,760
Royal Bank of Scotland Group PLC	16,107	51,866
Royal Bank of Scotland Group PLC ADR	42,754	278,756
Royal Mail PLC	21,665	67,319
RSA Insurance Group PLC	44,280	293,028
Schroders PLC	4,960	174,655
Schroders PLC - Non-Voting	1,879	52,495
Severn Trent PLC	10,552	271,755
Smith & Nephew PLC	24,457	485,693
Smith & Nephew PLC ADR	4,138	165,975
Smiths Group PLC	16,216	303,446
Spirax-Sarco Engineering PLC	3,572	334,762
SSE PLC	44,952	695,489
St James’s Place PLC	29,869	400,279
Standard Chartered PLC	117,718	907,410
Standard Life Aberdeen PLC	92,189	316,856
Subsea 7 SA	14,359	177,857
Taylor Wimpey PLC	267,709	612,303
Tesco PLC	231,635	701,042
The Sage Group PLC	36,903	337,288
The Weir Group PLC	7,022	142,722
Travis Perkins PLC	3,909	69,801
Unilever NV ‘NY’	35,689	2,080,312
Unilever NV CVA	12,940	754,420
Unilever PLC	2,665	153,404
Unilever PLC ADR	31,825	1,836,939
United Utilities Group PLC	29,622	314,605
Vodafone Group PLC	669,692	1,220,345
Vodafone Group PLC ADR	4,856	88,282
Whitbread PLC	6,890	455,954
Wm Morrison Supermarkets PLC	115,377	342,274
WPP PLC	53,083	560,772
WPP PLC ADR	2,647	139,762

		65,093,492

United States - 0.5%

Bausch Health Cos Inc *	14,359	354,597
Burford Capital Ltd	2,698	59,279
Carnival PLC	1,157	57,188
Carnival PLC ADR	3,092	154,013
Ferguson PLC	8,703	554,303
International Flavors & Fragrances Inc l	-	55
QIAGEN NV *	7,680	311,748
Reliance Worldwide Corp Ltd	22,315	68,464

	Shares	Value
Samsonite International SA * ~	113,400	$364,357
Waste Connections Inc	5,041	446,582

		2,370,586

Zambia - 0.1%

First Quantum Minerals Ltd	28,740	325,821

Total Common Stocks (Cost $482,983,285)		504,276,372

	Principal Amount
SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.500% due 04/01/19 (Dated 03/29/19, repurchase price of $1,513,494; collateralized by U.S. Treasury Notes: 1.875% due 10/31/22 and value $1,544,860)	$1,513,431	1,513,431

Total Short-Term Investment (Cost $1,513,431)		1,513,431

TOTAL INVESTMENTS - 99.2% (Cost $487,930,199)		508,596,727

OTHER ASSETS & LIABILITIES, NET - 0.8%		4,281,095

NET ASSETS - 100.0%		$512,877,822

Notes to Schedule of Investments

(a)	As of March 31, 2019, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	21.7%
Financial	19.8%
Industrial	13.6%
Consumer, Cyclical	13.6%
Basic Materials	8.9%
Energy	7.1%
Communications	6.3%
Technology	4.0%
Utilities	3.5%
Others (each less than 3.0%)	0.7%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 2 in Supplemental Notes to Schedules of Investments) as of March 31, 2019:

		Total Value at March 31, 2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$2,806,924	$-	$2,806,924	$-
	Common Stocks
	Australia	34,481,511	4,637,266	29,844,245	-
	Austria	1,446,726	-	1,446,726	-
	Belgium	4,730,868	135,192	4,595,676	-
	Cambodia	260,486	-	260,486	-
	Canada	45,802,648	45,592,885	209,763	-
	Chile	589,968	289,505	300,463	-
	China	396,318	-	396,318	-
	Colombia	275,903	-	275,903	-
	Denmark	8,927,984	796,988	8,130,996	-
	Finland	6,048,455	409,654	5,638,801	-
	France	47,601,451	1,434,002	46,167,449	-
	Germany	34,488,994	1,333,924	33,155,070	-
	Hong Kong	16,236,514	602,462	15,634,052	-
	Ireland	3,573,038	2,136,420	1,436,618	-
	Israel	2,519,628	533,656	1,985,972	-
	Italy	9,180,899	278,040	8,902,859	-
	Japan	117,676,799	2,157,500	115,519,299	-
	Jordan	195,896	-	195,896	-
	Luxembourg	1,710,264	699,799	1,010,465	-
	Macau	1,260,711	-	1,260,711	-
	Malta	118,945	-	118,945	-
	Mexico	102,461	-	102,461	-
	Mongolia	111,690	111,690	-	-
	Netherlands	18,180,421	7,946,743	10,233,678	-
	New Zealand	1,921,206	-	1,921,206	-
	Norway	4,346,969	79,140	4,267,829	-
	Portugal	800,909	-	800,909	-
	Russia	93,227	-	93,227	-
	Singapore	6,067,402	-	6,067,402	-
	South Africa	1,568,527	-	1,568,527	-
	Spain	12,928,735	214,225	12,714,510	-
	Sweden	12,736,522	132,632	12,603,890	-
	Switzerland	39,984,903	1,815,476	38,169,427	-
	United Arab Emirates	119,495	-	119,495	-
	United Kingdom	65,093,492	26,787,583	38,305,909	-
	United States	2,370,586	955,195	1,415,391	-
	Zambia	325,821	325,821	-	-

	Total Common Stocks	504,276,372	99,405,798	404,870,574	-

	Short-Term Investment	1,513,431	-	1,513,431	-

	Total	$508,596,727	$99,405,798	$409,190,929	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 306 and 307

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

March 31, 2019 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of March 31, 2019. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of March 31, 2019.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for reverse repurchase agreements, delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of March 31, 2019.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
l	Total shares owned by the Fund as of March 31, 2019 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3) (See Note 2 in Supplemental Notes to Schedules of Investments).

Counterparty and Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BMO	BMO Capital Markets
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
DSA	Daiwa Securities Corp
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Baring
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Reference Rate Abbreviations:
ARS Deposit	Argentina Deposit Rate
ARS Reference	Argentina Reference Rate
AUD Bank Bill	Australian Dollar Bank Bill Rate
EUR LIBOR	Euro London Interbank Offered Rate
GBP LIBOR	British Pound London Interbank Offered Rate
USD LIBOR	United State Dollar London Interbank Offered Rate
US FED	United States Federal Reserve Bank Rate
US Prime	United State Prime Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

March 31, 2019 (Unaudited)

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BHD	Bahraini Dinar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GEL	Georgia Lari
GHS	Ghana Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	Korean Won
MAD	Moroccan Dirham
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk.

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2019 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value of future cash flows, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended March 31, 2019 is as follows:

	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2019
						Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$433,178	$18,633	$4,846	$612	$15,375	$462,952	37,908
Inflation Managed ‘P’	242,836	10,382	2,950	67	9,259	259,594	21,354
Emerging Markets Debt ‘P’	731,585	30,359	33,433	3,503	39,969	771,983	61,768
Emerging Markets ‘P’	195,691	212,330	31,364	(834)	40,492	416,315	21,821
International Small-Cap ‘P’	336,853	16,845	25,328	3,512	30,189	362,071	26,619
Real Estate ‘P’	281,736	206,956	36,595	2,619	68,409	523,125	19,014
Currency Strategies ‘P’	989,915	835,323	16,343	435	(18,397)	1,790,933	154,461
Equity Long/Short ‘P’	537,787	29,668	14,415	1,580	13,617	568,237	43,940
Global Absolute Return ‘P’	1,122,480	9,159	1,129,697	(67,787)	65,845	-	-
Total	$4,872,061	$1,369,655	$1,294,971	($56,293)	$264,758	$5,155,210

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$53,118,072	$533,622	$3,205,870	$201,187	$715,454	$51,362,465	4,786,648
PD Aggregate Bond Index ‘P’	220,116,733	1,720,158	32,300,147	3,258,434	2,779,779	195,574,957	15,532,477
PD High Yield Bond Market ‘P’	46,359,322	29,827,698	1,165,456	299,662	3,289,687	78,610,913	4,931,613
PD Large-Cap Growth Index ‘P’	58,523,733	3,435,693	3,448,309	2,007,727	7,400,570	67,919,414	1,705,591
PD Large-Cap Value Index ‘P’	61,319,289	3,529,588	2,212,470	1,186,456	6,145,671	69,968,534	2,347,511
PD Small-Cap Growth Index ‘P’	2,355,563	2,776,129	162,552	57,140	336,711	5,362,991	172,026
PD Small-Cap Value Index ‘P’	9,445,970	274,950	5,581,170	1,498,515	(300,783)	5,337,482	214,474
PD Emerging Markets ‘P’	15,666,261	2,794,022	923,464	157,014	1,097,995	18,791,828	1,082,157
PD International Large-Cap ‘P’	49,738,319	488,163	7,209,112	1,661,484	3,557,542	48,236,396	2,648,781
Total	$516,643,262	$45,380,023	$56,208,550	$10,327,619	$25,022,626	$541,164,980

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2019
						Ending Value	Share Balance
Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$142,999,112	$13,545,533	$2,824,521	$157,229	$2,360,277	$156,237,630	14,560,333
PD Aggregate Bond Index ‘P’	699,057,849	958,334	138,461,458	13,919,524	4,662,876	580,137,125	46,074,234
PD High Yield Bond Market ‘P’	114,987,880	108,318,017	3,478,001	917,877	8,178,377	228,924,150	14,361,433
PD Large-Cap Growth Index ‘P’	376,968,172	32,023,610	10,839,533	7,009,973	53,576,079	458,738,301	11,519,828
PD Large-Cap Value Index ‘P’	390,181,853	34,337,813	4,715,872	2,567,811	43,723,739	466,095,344	15,637,942
PD Small-Cap Growth Index ‘P’	20,144,922	12,486,277	313,290	96,260	3,292,147	35,706,316	1,145,336
PD Small-Cap Value Index ‘P’	50,753,880	952,054	22,483,407	5,773,161	506,245	35,501,933	1,426,558
PD Emerging Markets ‘P’	123,402,485	471,640	14,621,901	1,862,744	8,114,949	119,229,917	6,866,045
PD International Large-Cap ‘P’	333,005,768	3,031,619	49,594,358	15,533,645	19,458,123	321,434,797	17,650,787
Total	$2,251,501,921	$206,124,897	$247,332,341	$47,838,224	$143,872,812	$2,402,005,513

Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$15,073,933	$8,465,272	$415,882	$22,050	$270,659	$23,416,032	2,182,222
PD Aggregate Bond Index ‘P’	114,059,150	2,721,860	25,521,634	2,980,478	57,048	94,296,902	7,489,018
PD High Yield Bond Market ‘P’	21,985,155	16,040,752	605,511	117,357	1,586,567	39,124,320	2,454,443
PD Large-Cap Growth Index ‘P’	161,047,670	19,180,055	6,224,452	3,965,612	21,977,607	199,946,492	5,021,053
PD Large-Cap Value Index ‘P’	169,268,013	15,662,313	3,129,579	1,599,913	18,480,196	201,880,856	6,773,295
PD Small-Cap Growth Index ‘P’	13,397,481	365,592	540,784	156,852	2,152,590	15,531,731	498,205
PD Small-Cap Value Index ‘P’	20,220,883	399,532	7,680,635	2,064,304	444,309	15,448,393	620,756
PD Emerging Markets ‘P’	55,767,678	352,983	13,926,482	2,292,162	2,118,723	46,605,064	2,683,827
PD International Large-Cap ‘P’	146,461,978	437,307	18,949,428	5,467,823	9,789,957	143,207,637	7,863,889
Total	$717,281,941	$63,625,666	$76,994,387	$18,666,551	$56,877,656	$779,457,427

Portfolio Optimization Conservative
Core Income ‘P’	$37,986,807	$20,544,621	$2,070,077	$156,325	$1,797,892	$58,415,568	5,312,509
Diversified Bond ‘P’	358,686,265	69,219,742	19,957,893	3,613,725	14,184,257	425,746,096	30,894,782
Floating Rate Income ‘P’	39,465,086	1,118,193	3,923,067	706,796	785,081	38,152,089	3,124,058
Floating Rate Loan ‘P’ (1)	34,985,996	950,840	36,958,812	4,735,504	(3,713,528)	-	-
High Yield Bond ‘P’	89,340,825	2,367,632	21,348,946	5,453,783	958,893	76,772,187	8,406,150
Inflation Managed ‘P’	38,067,643	475,346	13,758,886	641,130	693,501	26,118,734	2,148,482
Inflation Strategy ‘P’	38,129,002	528,539	12,115,061	127,900	987,512	27,657,892	2,607,087
Managed Bond ‘P’	189,311,639	96,601,408	8,633,098	1,141,907	5,779,238	284,201,094	19,692,518
Short Duration Bond ‘P’	214,296,815	18,123,292	28,613,722	1,155,952	2,220,876	207,183,213	19,735,289
Emerging Markets Debt ‘P’	91,793,310	488,373	36,487,881	6,583,218	(1,226,075)	61,150,945	4,892,806
Comstock ‘P’	9,254,453	6,754,300	1,231,405	267,619	748,025	15,792,992	892,911
Dividend Growth ‘P’	9,519,697	6,681,459	1,361,615	423,477	863,907	16,126,925	657,349
Equity Index ‘P’	7,254,212	4,257,025	1,029,274	292,231	726,035	11,500,229	163,586
Growth ‘P’	13,085,473	2,259,161	2,337,597	810,239	1,563,073	15,380,349	417,074
Large-Cap Growth ‘P’	17,421,686	1,177,850	8,462,264	1,334,882	1,579,559	13,051,713	846,748
Large-Cap Value ‘P’	20,190,957	1,311,857	7,429,713	1,796,624	804,443	16,674,168	674,031
Main Street Core ‘P’	7,954,293	522,109	1,981,890	619,133	552,170	7,665,815	168,360
Mid-Cap Equity ‘P’	14,326,953	7,391,041	2,504,558	142,589	2,013,493	21,369,518	793,417
Mid-Cap Growth ‘P’	7,222,794	12,855,910	1,772,405	159,284	1,492,921	19,958,504	1,135,491
Mid-Cap Value ‘P’	35,623,179	3,085,064	16,409,129	2,445,288	2,632,047	27,376,449	1,036,218
Small-Cap Equity ‘P’	-	4,609,920	12,149	37	(47,723)	4,550,085	171,081
Small-Cap Growth ‘P’	-	3,075,055	16,505	120	(41,993)	3,016,677	123,729
Value Advantage ‘P’	15,896,025	2,433,932	2,084,574	504,791	1,502,627	18,252,801	1,042,835
Emerging Markets ‘P’	14,950,110	8,052,054	1,956,546	171,932	1,703,120	22,920,670	1,201,392
International Large-Cap ‘P’	36,792,800	1,706,081	25,334,105	4,190,065	169,002	17,523,843	1,724,740
International Value ‘P’	36,315,257	1,890,841	20,912,722	1,736,399	1,146,187	20,175,962	1,540,967
Real Estate ‘P’	-	7,673,235	91,166	1,130	116,073	7,699,272	279,846
Currency Strategies ‘P’	40,236,683	5,561,266	11,519,359	1,436,709	(1,548,904)	34,166,395	2,946,721
Equity Long/Short ‘P’	56,125,400	1,872,166	38,278,466	7,249,413	(6,346,130)	20,622,383	1,594,672
Global Absolute Return ‘P’	39,452,046	854,514	26,849,452	2,729,712	(2,518,192)	13,668,628	1,233,086
Total	$1,513,685,406	$294,442,826	$355,442,337	$50,627,914	$29,577,387	$1,532,891,196

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2019
						Ending Value	Share Balance
Portfolio Optimization Moderate – Conservative
Core Income ‘P’	$56,307,260	$15,043,681	$2,206,438	$158,731	$2,395,825	$71,699,059	6,520,554
Diversified Bond ‘P’	527,886,928	560,452	28,945,686	6,034,810	17,737,663	523,274,167	37,972,025
Floating Rate Income ‘P’	39,268,743	22,724,989	1,041,378	185,126	1,145,663	62,283,143	5,100,014
Floating Rate Loan ‘P’ (1)	34,348,052	16,939	35,350,534	6,698,735	(5,713,192)	-	-
High Yield Bond ‘P’	97,944,592	75,277,446	5,036,812	1,408,712	6,022,245	175,616,183	19,229,046
Inflation Managed ‘P’	50,181,008	3,243	9,284,457	225,083	1,579,212	42,704,089	3,512,765
Inflation Strategy ‘P’	50,264,510	-	6,562,026	(202,315)	1,745,703	45,245,872	4,264,964
Managed Bond ‘P’	279,101,622	70,441,648	10,593,202	1,546,741	7,512,516	348,009,325	24,113,840
Short Duration Bond ‘P’	100,564,035	111,329,424	64,250,846	2,343,704	394,277	150,380,594	14,324,541
Emerging Markets Debt ‘P’	126,070,636	-	33,509,934	4,792,687	2,549,063	99,902,452	7,993,389
Comstock ‘P’	31,056,997	17,590,072	426,164	223,840	3,121,446	51,566,191	2,915,471
Developing Growth ‘P’	2,061,861	23,400	200,384	77,896	486,650	2,449,423	102,015
Dividend Growth ‘P’	35,460,609	16,093,333	2,188,953	803,517	3,861,568	54,030,074	2,202,319
Equity Index ‘P’	27,613,826	11,181,893	1,208,980	219,860	3,576,974	41,383,573	588,663
Growth ‘P’	48,946,889	8,526,870	3,238,804	1,816,388	7,073,747	63,125,090	1,711,784
Large-Cap Growth ‘P’	64,577,243	232,941	22,557,970	11,986,237	(1,275,828)	52,962,623	3,436,025
Large-Cap Value ‘P’	71,236,425	240,998	26,095,571	12,827,375	(3,770,186)	54,439,041	2,200,625
Main Street Core ‘P’	29,815,877	88,017	9,116,785	4,716,141	(417,085)	25,086,165	550,954
Mid-Cap Equity ‘P’	33,653,614	15,296,481	1,553,386	578,093	4,379,503	52,354,305	1,943,835
Mid-Cap Growth ‘P’	27,959,312	5,041,513	2,474,543	312,172	5,653,081	36,491,535	2,076,097
Mid-Cap Value ‘P’	72,217,102	459,280	9,346,641	2,102,353	7,783,568	73,215,662	2,771,264
Small-Cap Equity ‘P’	4,409,447	5,158,405	126,778	14,249	449,116	9,904,439	372,401
Small-Cap Growth ‘P’	5,419,831	41,107	1,311,453	264,448	552,916	4,966,849	354,045
Small-Cap Index ‘P’	7,455,894	1,486,800	121,841	28,976	1,046,205	9,896,034	411,404
Small-Cap Value ‘P’	4,273,837	5,207,560	65,839	5,325	428,969	9,849,852	403,990
Value Advantage ‘P’	56,354,254	208,471	6,496,384	1,538,033	5,509,499	57,113,873	3,263,079
Emerging Markets ‘P’	72,562,398	10,040	19,063,093	2,838,547	6,013,359	62,361,251	3,268,679
International Large-Cap ‘P’	93,862,202	153,171	26,497,987	3,499,046	7,385,576	78,402,008	7,716,521
International Small-Cap ‘P’	21,868,085	174,569	11,876,797	1,270,120	978,683	12,414,660	912,726
International Value ‘P’	92,027,507	238,110	4,499,501	432,497	5,863,529	94,062,142	7,184,127
Real Estate ‘P’	-	25,048,342	201,081	2,313	380,362	25,229,936	917,033
Currency Strategies ‘P’	81,936,065	29,366	25,910,246	3,830,891	(4,060,953)	55,825,123	4,814,703
Equity Long/Short ‘P’	110,654,443	201,756	78,890,512	14,033,360	(12,278,628)	33,720,419	2,607,507
Global Absolute Return ‘P’	79,844,485	30,933	58,017,792	5,432,765	(4,962,747)	22,327,644	2,014,241
Total	$2,437,205,589	$408,161,250	$508,268,798	$92,046,456	$73,148,299	$2,502,292,796

Portfolio Optimization Moderate
Core Income ‘P’	$137,085,674	$117,799,053	$5,622,130	$418,424	$7,164,816	$256,845,837	23,358,426
Diversified Bond ‘P’	1,290,424,617	589,829,897	69,968,184	16,867,155	52,993,861	1,880,147,346	136,435,172
Floating Rate Income ‘P’	184,229,063	16,416,001	3,638,026	632,692	6,066,411	203,706,141	16,680,342
Floating Rate Loan ‘P’ (1)	164,240,598	188,564	169,135,092	22,836,368	(18,130,438)	-	-
High Yield Bond ‘P’	397,488,847	-	66,891,274	19,183,886	9,017,895	358,799,354	39,286,637
Inflation Managed ‘P’	178,141,163	-	112,093,756	6,632,415	(841,541)	71,838,281	5,909,293
Inflation Strategy ‘P’	178,412,259	10,499	100,977,505	(154,250)	4,849,791	82,140,794	7,742,751
Managed Bond ‘P’	681,420,519	569,553,018	27,067,212	4,214,810	23,619,323	1,251,740,458	86,734,082
Short Duration Bond ‘P’	204,015,854	200,215,329	51,479,319	1,437,945	4,109,290	358,299,099	34,129,870
Emerging Markets Debt ‘P’	460,045,974	-	180,268,167	13,645,850	12,968,790	306,392,447	24,515,053
Comstock ‘P’	165,764,866	111,332,983	3,004,937	1,615,742	15,899,926	291,608,580	16,487,090
Developing Growth ‘P’	12,934,923	31,073	6,588,480	2,796,105	824,422	9,998,043	416,406
Dividend Growth ‘P’	188,106,993	151,814,693	10,285,278	5,791,599	19,401,771	354,829,778	14,463,208
Equity Index ‘P’	146,878,771	111,285,671	6,595,923	1,999,833	18,378,409	271,946,761	3,868,321
Growth ‘P’	302,887,479	144,243,954	23,579,809	13,192,479	42,792,159	479,536,262	13,003,745
Large-Cap Growth ‘P’	394,296,851	-	53,680,659	27,866,964	38,196,650	406,679,806	26,383,928
Large-Cap Value ‘P’	371,521,457	192,432	114,619,217	57,602,067	(10,618,598)	304,078,141	12,291,949
Main Street Core ‘P’	160,119,166	-	8,918,698	4,666,331	18,545,753	174,412,552	3,830,528
Mid-Cap Equity ‘P’	181,503,858	76,580,452	9,055,792	5,005,278	21,593,666	275,627,462	10,233,624
Mid-Cap Growth ‘P’	190,156,007	8,302,013	17,315,694	2,120,072	37,946,983	221,209,381	12,585,171
Mid-Cap Value ‘P’	372,918,631	142,160	52,954,461	24,629,581	26,193,667	370,929,578	14,039,942
Small-Cap Equity ‘P’	63,952,785	86,568	10,817,986	2,335,693	5,227,606	60,784,666	2,285,468
Small-Cap Growth ‘P’	31,561,299	55,580	21,156,127	6,140,132	(1,353,252)	15,247,632	1,086,877
Small-Cap Index ‘P’	83,999,458	329,375	46,187,652	14,349,030	(1,782,817)	50,707,394	2,108,041
Small-Cap Value ‘P’	70,779,250	228,271	14,006,310	990,460	7,526,480	65,518,151	2,687,216
Value Advantage ‘P’	296,626,860	2,618,957	10,734,205	4,490,084	32,396,280	325,397,976	18,590,919
Emerging Markets ‘P’	493,043,960	-	195,162,801	44,838,864	15,055,341	357,775,364	18,752,873
International Large-Cap ‘P’	491,342,767	-	155,615,694	28,193,516	28,407,685	392,328,274	38,613,927
International Small-Cap ‘P’	178,565,982	797,546	146,891,141	15,704,016	2,686,523	50,862,926	3,739,444
International Value ‘P’	480,506,120	-	48,510,680	4,289,773	28,939,278	465,224,491	35,532,168
Real Estate ‘P’	47,904,056	102,175,648	5,376,169	734,388	9,101,579	154,539,502	5,617,051
Currency Strategies ‘P’	364,959,657	289,819	187,111,690	27,330,788	(27,885,806)	177,582,768	15,315,835
Equity Long/Short ‘P’	487,168,549	913,040	388,501,265	72,944,022	(65,212,064)	107,312,282	8,298,162
Global Absolute Return ‘P’	353,823,001	115,647	285,252,824	26,714,208	(24,365,613)	71,034,419	6,408,220
Total	$9,806,827,314	$2,205,548,243	$2,609,064,157	$482,056,320	$339,714,226	$10,225,081,946

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

March 31, 2019 (Unaudited)

	Beginning Value as of January 1, 2019	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of March 31, 2019
						Ending Value	Share Balance
Portfolio Optimization Growth
Core Income ‘P’	$59,990,343	$79,372,269	$2,277,935	$174,243	$3,549,485	$140,808,405	12,805,591
Diversified Bond ‘P’	553,014,937	466,801,630	27,196,133	5,424,507	27,312,347	1,025,357,288	74,406,295
Floating Rate Income ‘P’	88,296,550	55,889	4,375,820	247,553	3,013,632	87,237,804	7,143,410
Floating Rate Loan ‘P’ (1)	79,858,001	89,530	82,233,644	4,182,751	(1,896,638)	-	-
High Yield Bond ‘P’	167,798,587	44,443,087	5,017,135	673,263	11,624,518	219,522,320	24,036,536
Inflation Managed ‘P’	85,911,473	51,039	66,688,304	3,447,680	(749,398)	21,972,490	1,807,419
Inflation Strategy ‘P’	86,038,207	62,959	66,204,358	1,310,268	778,344	21,985,420	2,072,388
Managed Bond ‘P’	293,984,455	385,129,598	11,276,263	1,352,499	11,962,754	681,153,043	47,197,631
Short Duration Bond ‘P’	-	295,154,376	166,857,579	1,500,338	1,723,577	131,520,712	12,528,038
Emerging Markets Debt ‘P’	301,802,027	57,478	100,624,273	8,772,450	8,735,560	218,743,242	17,502,071
Comstock ‘P’	184,989,792	142,947,544	2,013,498	1,083,306	18,142,139	345,149,283	19,514,197
Developing Growth ‘P’	26,037,328	-	11,845,234	6,786,047	463,130	21,441,271	893,002
Dividend Growth ‘P’	212,868,265	198,953,396	8,723,268	4,657,146	24,093,823	431,849,362	17,602,602
Equity Index ‘P’	165,364,789	138,319,573	5,607,653	1,690,913	21,334,200	321,101,822	4,567,529
Growth ‘P’	320,034,769	216,696,348	22,599,200	9,145,859	50,916,549	574,194,325	15,570,619
Large-Cap Growth ‘P’	414,192,839	27,094,914	21,642,605	10,928,840	59,068,279	489,642,267	31,766,235
Large-Cap Value ‘P’	411,878,454	-	102,860,241	52,202,208	(299,403)	360,921,018	14,589,745
Main Street Core ‘P’	180,232,280	6,405,142	6,202,259	3,532,411	22,663,276	206,630,850	4,538,121
Mid-Cap Equity ‘P’	191,808,522	68,932,672	8,530,245	4,798,479	23,248,105	280,257,533	10,405,531
Mid-Cap Growth ‘P’	182,884,021	49,360,446	15,255,877	8,392,421	30,489,796	255,870,807	14,557,148
Mid-Cap Value ‘P’	377,972,587	-	89,748,913	31,647,998	20,059,312	339,930,984	12,866,624
Small-Cap Equity ‘P’	78,159,335	-	17,920,746	8,637,111	634,343	69,510,043	2,613,537
Small-Cap Growth ‘P’	61,916,924	-	40,751,128	11,820,345	(2,445,723)	30,540,418	2,176,973
Small-Cap Index ‘P’	125,222,187	-	74,380,637	23,097,559	(4,344,695)	69,594,414	2,893,225
Small-Cap Value ‘P’	87,184,931	24,127	28,674,629	7,189,364	3,453,143	69,176,936	2,837,281
Value Advantage ‘P’	328,367,637	22,533,533	7,789,418	1,661,577	39,054,801	383,828,130	21,929,202
Emerging Markets ‘P’	586,665,142	-	219,296,601	46,910,521	24,313,964	438,593,026	22,988,949
International Large-Cap ‘P’	625,992,719	-	243,625,410	45,132,101	27,145,786	454,645,196	44,747,314
International Small-Cap ‘P’	229,040,382	315,829	165,575,571	20,644,126	2,889,757	87,314,523	6,419,367
International Value ‘P’	613,701,798	-	115,881,471	9,967,369	33,329,526	541,117,222	41,328,581
Real Estate ‘P’	81,124,099	86,840,987	6,820,203	2,296,865	13,099,950	176,541,698	6,416,765
Currency Strategies ‘P’	308,126,803	336,790	177,661,392	25,829,833	(26,201,020)	130,431,014	11,249,176
Equity Long/Short ‘P’	414,093,909	349,619	342,207,858	52,388,987	(45,794,127)	78,830,530	6,095,747
Global Absolute Return ‘P’	298,545,323	126,853	248,538,815	9,618,437	(7,560,877)	52,190,921	4,708,294
Total	$8,223,099,415	$2,230,455,628	$2,516,904,316	$427,145,375	$393,808,215	$8,757,604,317

Portfolio Optimization Aggressive – Growth
Core Income ‘P’	$2,913,787	$10,920,736	$184,041	$5,750	$303,896	$13,960,128	1,269,581
Diversified Bond ‘P’	23,703,251	81,330,727	1,806,088	209,284	2,289,780	105,726,954	7,672,205
Floating Rate Income ‘P’	15,228,288	7,723	5,948,919	362,211	226,177	9,875,480	808,647
Floating Rate Loan ‘P’ (1)	13,319,002	9,387	13,709,060	694,631	(313,960)	-	-
High Yield Bond ‘P’	19,009,984	29,980,955	803,565	40,904	1,487,792	49,716,070	5,443,647
Inflation Managed ‘P’	9,733,924	3,490	10,022,892	214,691	70,787	-	-
Inflation Strategy ‘P’	9,749,972	4,458	9,965,414	209,745	1,239	-	-
Managed Bond ‘P’	12,741,757	56,773,433	904,198	69,043	1,022,070	69,702,105	4,829,714
Short Duration Bond ‘P’	-	47,637,662	38,182,219	342,875	130,069	9,928,387	945,731
Emerging Markets Debt ‘P’	48,858,493	3,840	12,074,511	(83,395)	2,918,468	39,622,895	3,170,305
Comstock ‘P’	52,112,004	35,196,164	960,695	454,293	5,040,589	91,842,355	5,192,622
Developing Growth ‘P’	5,191,209	4,824,963	609,229	240,195	1,053,278	10,700,416	445,659
Dividend Growth ‘P’	56,785,343	42,090,412	2,666,600	971,826	6,607,017	103,787,998	4,230,500
Equity Index ‘P’	44,119,763	29,324,477	1,845,332	639,724	5,451,565	77,690,197	1,105,108
Growth ‘P’	79,644,600	39,230,534	6,363,879	2,369,083	12,267,132	127,147,470	3,447,900
Large-Cap Growth ‘P’	103,078,310	-	13,237,972	7,263,622	9,888,067	106,992,027	6,941,259
Large-Cap Value ‘P’	117,508,692	-	36,825,328	11,856,872	2,995,439	95,535,675	3,861,901
Main Street Core ‘P’	48,356,531	-	5,570,518	3,122,190	3,865,269	49,773,472	1,093,148
Mid-Cap Equity ‘P’	59,543,756	12,666,133	3,488,023	1,804,609	6,873,271	77,399,746	2,873,734
Mid-Cap Growth ‘P’	61,901,758	-	13,740,339	7,628,994	5,202,391	60,992,804	3,470,038
Mid-Cap Value ‘P’	114,959,119	-	30,954,732	13,143,521	2,586,643	99,734,551	3,775,022
Small-Cap Equity ‘P’	21,395,132	324,803	583,996	274,739	2,215,105	23,625,783	888,316
Small-Cap Growth ‘P’	13,312,930	1,082,794	561,266	163,354	1,815,995	15,813,807	1,127,235
Small-Cap Index ‘P’	32,254,520	6,671	11,410,511	3,546,999	1,221,894	25,619,573	1,065,074
Small-Cap Value ‘P’	24,293,860	8,958	4,701,372	1,211,919	1,711,019	22,524,384	923,834
Value Advantage ‘P’	92,994,389	33,007	2,796,341	1,157,345	10,392,838	101,781,238	5,815,054
Emerging Markets ‘P’	151,439,079	-	40,787,187	9,562,712	8,875,336	129,089,940	6,766,277
International Large-Cap ‘P’	165,779,005	-	41,274,265	12,444,107	6,576,866	143,525,713	14,126,159
International Small-Cap ‘P’	77,789,364	95,034	56,249,993	14,607,720	(6,612,855)	29,629,270	2,178,345
International Value ‘P’	162,429,846	314,009	3,663,143	591,517	10,359,733	170,031,962	12,986,428
Real Estate ‘P’	18,421,876	39,620,667	1,792,315	663,299	3,129,752	60,043,279	2,182,394
Currency Strategies ‘P’	57,844,843	36,152	28,219,701	4,097,502	(4,227,977)	29,530,819	2,546,920
Equity Long/Short ‘P’	78,291,872	55,867	61,752,022	13,270,397	(12,028,543)	17,837,571	1,379,330
Global Absolute Return ‘P’	55,901,162	14,266	44,463,469	1,438,862	(1,074,569)	11,816,252	1,065,978
Total	$1,850,607,421	$431,597,322	$508,119,135	$114,591,140	$92,321,573	$1,980,998,321

(1)	All shares in the Floating Rate Loan Portfolio were acquired by the Floating Rate Income Portfolio as of March 15, 2019.

As of March 31, 2019, Pacific Life owned 43.50% of the total shares outstanding of the Diversified Alternatives Portfolio.